--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                     ANNUAL
                                     REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Performance Charts....................................................       1-8

Schedules of Investments
    The U.S. Large Company Portfolio..................................         9
    The Enhanced U.S. Large Company Portfolio.........................         9
    The U.S. Large Cap Value Portfolio................................         9
    The U.S. 4-10 Value Portfolio.....................................         9
    The U.S. 6-10 Value Portfolio.....................................         9
    The U.S. 6-10 Small Company Portfolio.............................        10
    The U.S. 9-10 Small Company Portfolio.............................        10
    The DFA Real Estate Securities Portfolio..........................     11-12
    The Large Cap International Portfolio.............................     13-22
    The International Small Company Portfolio.........................        23
    The Japanese Small Company Portfolio..............................        23
    The Pacific Rim Small Company Portfolio...........................        23
    The United Kingdom Small Company Portfolio........................        24
    The Continental Small Company Portfolio...........................        24
    The DFA International Small Cap Value Portfolio...................     25-43
    The Emerging Markets Portfolio....................................        44
    The Emerging Markets Small Cap Portfolio..........................        44
    The DFA One-Year Fixed Income Portfolio...........................        44
    The DFA Two-Year Global Fixed Income Portfolio....................        44
    The DFA Five-Year Government Portfolio............................        45
    The DFA Five-Year Global Fixed Income Portfolio...................     46-47
    The DFA Intermediate Government Fixed Income Portfolio............        48

Statements of Assets and Liabilities..................................     49-51

Statements of Operations..............................................     52-57

Statements of Changes in Net Assets...................................     58-63

Financial Highlights..................................................     64-74

Notes to Financial Statements.........................................     75-82

Report of Independent Certified Public Accountants....................        83

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Performance Chart.....................................................        84

Statement of Assets and Liabilities...................................        85

Statement of Operations...............................................        86

Statements of Changes in Net Assets...................................        87

Financial Highlights..................................................        88

Notes to Financial Statements.........................................     89-90

Report of Independent Certified Public Accountants....................        91

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
Performance Charts....................................................   92

Schedules of Investments
    The U.S. Large Company Series.....................................   98
    The Enhanced U.S. Large Company Series............................  103
    The U.S. Large Cap Value Series...................................  105
    The U.S. 4-10 Value Series........................................  107
    The U.S. 6-10 Value Series........................................  113
    The U.S. 6-10 Small Company Series................................  130
    The U.S. 9-10 Small Company Series................................  161
    The DFA International Value Series................................  185
    The Japanese Small Company Series.................................  191
    The Pacific Rim Small Company Series..............................  199
    The United Kingdom Small Company Series...........................  208
    The Continental Small Company Series..............................  214
    The Emerging Markets Series.......................................  224
    The Emerging Markets Small Cap Series.............................  230
    The DFA One-Year Fixed Income Series..............................  239
    The DFA Two-Year Global Fixed Income Series.......................  241

Statements of Assets and Liabilities..................................  243

Statements of Operations..............................................  245

Statements of Changes in Net Assets...................................  248

Financial Highlights..................................................  252

Notes to Financial Statements.........................................  259

Report of Independent Certified Public Accountants....................  267

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JANUARY 1991-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE COMPANY PORTFOLIO  S&P 500 INDEX
                              $10,000        $10,000
Jan. 91                       $10,440        $10,442
Feb. 91                       $11,180        $11,190
Mar. 91                       $11,441        $11,456
Apr. 91                       $11,461        $11,488
May. 91                       $11,954        $11,980
Jun. 91                       $11,409        $11,432
Jul. 91                       $11,936        $11,967
Aug. 91                       $12,220        $12,249
Sep. 91                       $12,008        $12,048
Oct. 91                       $12,171        $12,209
Nov. 91                       $11,680        $11,716
Dec. 91                       $13,012        $13,055
Jan. 92                       $12,774        $12,812
Feb. 92                       $12,939        $12,976
Mar. 92                       $12,690        $12,722
Apr. 92                       $13,053        $13,092
May. 92                       $13,126        $13,163
Jun. 92                       $12,928        $12,972
Jul. 92                       $13,440        $13,495
Aug. 92                       $13,168        $13,222
Sep. 92                       $13,315        $13,374
Oct. 92                       $13,357        $13,422
Nov. 92                       $13,810        $13,875
Dec. 92                       $13,963        $14,056
Jan. 93                       $14,069        $14,159
Feb. 93                       $14,250        $14,350
Mar. 93                       $14,546        $14,659
Apr. 93                       $14,184        $14,299
May. 93                       $14,557        $14,686
Jun. 93                       $14,590        $14,734
Jul. 93                       $14,526        $14,665
Aug. 93                       $15,064        $15,223
Sep. 93                       $14,957        $15,111
Oct. 93                       $15,259        $15,418
Nov. 93                       $15,117        $15,273
Dec. 93                       $15,306        $15,460
Jan. 94                       $15,800        $15,978
Feb. 94                       $15,372        $15,547
Mar. 94                       $14,711        $14,871
Apr. 94                       $14,910        $15,064
May. 94                       $15,141        $15,310
Jun. 94                       $14,774        $14,931
Jul. 94                       $15,251        $15,426
Aug. 94                       $15,872        $16,053
Sep. 94                       $15,504        $15,667
Oct. 94                       $15,839        $16,025
Nov. 94                       $15,275        $15,437
Dec. 94                       $15,503        $15,663
Jan. 95                       $15,898        $16,070
Feb. 95                       $16,518        $16,693
Mar. 95                       $16,995        $17,187
Apr. 95                       $17,481        $17,688
May. 95                       $18,184        $18,386
Jun. 95                       $18,606        $18,818
Jul. 95                       $19,220        $19,445
Aug. 95                       $19,255        $19,497
Sep. 95                       $20,077        $20,314
Oct. 95                       $19,996        $20,243
Nov. 95                       $20,856        $21,134
Dec. 95                       $21,250        $21,525
Jan. 96                       $21,979        $22,265
Feb. 96                       $22,164        $22,479
Mar. 96                       $22,381        $22,695
Apr. 96                       $22,706        $23,029
May. 96                       $23,273        $23,623
Jun. 96                       $23,366        $23,720
Jul. 96                       $22,327        $22,664
Aug. 96                       $22,804        $23,145
Sep. 96                       $24,072        $24,445
Oct. 96                       $24,727        $25,115
Nov. 96                       $26,587        $27,021
Dec. 96                       $26,058        $26,492
Jan. 97                       $27,681        $28,137
Feb. 97                       $27,894        $28,365
Mar. 97                       $26,742        $27,185
Apr. 97                       $28,336        $28,808
May. 97                       $30,047        $30,577
Jun. 97                       $31,387        $31,940
Jul. 97                       $33,883        $34,476
Aug. 97                       $31,995        $32,559
Sep. 97                       $33,739        $34,344
Oct. 97                       $32,612        $33,197
Nov. 97                       $34,096        $34,734
Dec. 97                       $34,676        $35,331
Jan. 98                       $35,075        $35,723
Feb. 98                       $37,596        $38,299
Mar. 98                       $39,503        $40,260
Apr. 98                       $39,902        $40,666
May. 98                       $39,211        $39,967
Jun. 98                       $40,799        $41,590
Jul. 98                       $40,363        $41,149
Aug. 98                       $34,551        $35,199
Sep. 98                       $36,748        $37,455
Oct. 98                       $39,706        $40,500
Nov. 98                       $42,128        $42,954
Dec. 98                       $44,618        $45,428
Jan. 99                       $46,434        $47,327
Feb. 99                       $44,985        $45,855
Mar. 99                       $46,780        $47,690
Apr. 99                       $48,562        $49,535
May. 99                       $47,416        $48,366
Jun. 99                       $50,034        $51,051
Jul. 99                       $48,463        $49,458
Aug. 99                       $48,216        $49,210
Sep. 99                       $46,890        $47,862
Oct. 99                       $49,862        $50,892
Nov. 99                       $50,865        $51,925
Dec. 99                       $53,891        $54,983
Jan. 00                       $51,180        $52,223
Feb. 00                       $50,208        $51,236
Mar. 00                       $55,093        $56,247
Apr. 00                       $53,402        $54,554
May. 00                       $52,302        $53,436
Jun. 00                       $53,500        $54,750
Jul. 00                       $52,734        $53,896
Aug. 00                       $56,009        $57,243
Sep. 00                       $53,052        $54,221
Oct. 00                       $52,813        $53,993
Nov. 00                       $48,662        $49,738

ANNUALIZED                                             FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    JANUARY 1991
---------------------------------------------------------------
                          -4.33        18.47          17.30

- THE PORTFOLIO PROVIDES ACCESS TO U.S. LARGE COMPANIES BY INVESTING IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS PRIMARILY IN THE SECURITIES COMPRISING THE S&P 500 INDEX.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Singuefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         ENHANCED U.S. LARGE
          COMPANY PORTFOLIO   S&P 500 INDEX
                     $10,000        $10,000
Aug. 96              $10,203        $10,212
Sep. 96              $10,802        $10,786
Oct. 96              $11,167        $11,081
Nov. 96              $12,010        $11,923
Dec. 96              $11,709        $11,689
Jan. 97              $12,455        $12,415
Feb. 97              $12,553        $12,515
Mar. 97              $11,947        $11,995
Apr. 97              $12,697        $12,711
May. 97              $13,525        $13,491
Jun. 97              $14,105        $14,093
Jul. 97              $15,242        $15,212
Aug. 97              $14,407        $14,366
Sep. 97              $15,156        $15,153
Oct. 97              $14,730        $14,647
Nov. 97              $15,279        $15,325
Dec. 97              $15,540        $15,589
Jan. 98              $15,811        $15,762
Feb. 98              $16,881        $16,898
Mar. 98              $17,735        $17,764
Apr. 98              $17,931        $17,943
May. 98              $17,567        $17,634
Jun. 98              $18,311        $18,350
Jul. 98              $18,075        $18,156
Aug. 98              $15,440        $15,531
Sep. 98              $16,519        $16,526
Oct. 98              $17,884        $17,870
Nov. 98              $18,903        $18,953
Dec. 98              $20,132        $20,044
Jan. 99              $20,864        $20,882
Feb. 99              $20,176        $20,233
Mar. 99              $21,025        $21,042
Apr. 99              $21,820        $21,856
May. 99              $21,218        $21,340
Jun. 99              $22,451        $22,525
Jul. 99              $21,683        $21,822
Aug. 99              $21,563        $21,713
Sep. 99              $21,044        $21,118
Oct. 99              $22,382        $22,455
Nov. 99              $22,743        $22,911
Dec. 99              $24,032        $24,260
Jan. 00              $22,766        $23,042
Feb. 00              $22,415        $22,607
Mar. 00              $24,565        $24,818
Apr. 00              $23,786        $24,071
May. 00              $23,236        $23,577
Jun. 00              $23,752        $24,157
Jul. 00              $23,394        $23,780
Aug. 00              $24,884        $25,257
Sep. 00              $23,572        $23,924
Oct. 00              $23,464        $23,823
Nov. 00              $21,645        $21,946

ANNUALIZED                              FROM
TOTAL RETURN (%)         ONE YEAR    AUGUST 1996
------------------------------------------------
                          -4.82         19.51

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN THE ENHANCED U.S. LARGE COMPANY SERIES WHICH IN TURN INVESTS IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Singuefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE CAP   RUSSELL 1000
         VALUE PORTFOLIO  VALUE INDEX
                 $10,000       $10,000
Apr. 93           $9,971        $9,872
May. 93          $10,079       $10,070
Jun. 93          $10,284       $10,292
Jul. 93          $10,431       $10,407
Aug. 93          $10,686       $10,783
Sep. 93          $10,500       $10,800
Oct. 93          $10,627       $10,793
Nov. 93          $10,519       $10,570
Dec. 93          $10,777       $10,771
Jan. 94          $11,077       $11,178
Feb. 94          $10,579       $10,796
Mar. 94          $10,150       $10,394
Apr. 94          $10,309       $10,594
May. 94          $10,239       $10,716
Jun. 94          $10,026       $10,460
Jul. 94          $10,460       $10,785
Aug. 94          $10,764       $11,095
Sep. 94          $10,450       $10,726
Oct. 94          $10,653       $10,875
Nov. 94          $10,175       $10,436
Dec. 94          $10,288       $10,556
Jan. 95          $10,525       $10,881
Feb. 95          $11,121       $11,311
Mar. 95          $11,296       $11,559
Apr. 95          $11,699       $11,924
May. 95          $12,309       $12,426
Jun. 95          $12,578       $12,595
Jul. 95          $13,129       $13,033
Aug. 95          $13,514       $13,217
Sep. 95          $13,981       $13,695
Oct. 95          $13,407       $13,560
Nov. 95          $14,141       $14,247
Dec. 95          $14,235       $14,605
Jan. 96          $14,641       $15,060
Feb. 96          $14,854       $15,175
Mar. 96          $15,367       $15,433
Apr. 96          $15,623       $15,492
May. 96          $15,880       $15,685
Jun. 96          $15,414       $15,698
Jul. 96          $14,725       $15,104
Aug. 96          $15,317       $15,536
Sep. 96          $15,614       $16,155
Oct. 96          $16,122       $16,780
Nov. 96          $17,289       $17,996
Dec. 96          $17,113       $17,766
Jan. 97          $17,725       $18,628
Feb. 97          $18,071       $18,902
Mar. 97          $17,243       $18,221
Apr. 97          $17,812       $18,986
May. 97          $19,186       $20,048
Jun. 97          $19,775       $20,908
Jul. 97          $21,758       $22,480
Aug. 97          $21,434       $21,680
Sep. 97          $22,561       $22,989
Oct. 97          $21,404       $22,348
Nov. 97          $21,629       $23,336
Dec. 97          $21,927       $24,017
Jan. 98          $22,212       $23,678
Feb. 98          $24,154       $25,272
Mar. 98          $25,499       $26,819
Apr. 98          $25,642       $26,998
May. 98          $25,416       $26,599
Jun. 98          $25,355       $26,939
Jul. 98          $24,475       $26,465
Aug. 98          $20,011       $22,527
Sep. 98          $21,026       $23,820
Oct. 98          $22,748       $25,666
Nov. 98          $24,158       $26,862
Dec. 98          $24,554       $27,775
Jan. 99          $25,025       $27,998
Feb. 99          $24,380       $27,603
Mar. 99          $25,170       $28,174
Apr. 99          $27,848       $30,806
May. 99          $27,812       $30,467
Jun. 99          $28,282       $31,350
Jul. 99          $27,105       $30,432
Aug. 99          $26,129       $29,303
Sep. 99          $24,721       $28,280
Oct. 99          $25,663       $29,909
Nov. 99          $25,247       $29,676
Dec. 99          $25,732       $29,818
Jan. 00          $23,918       $28,846
Feb. 00          $21,770       $26,703
Mar. 00          $24,848       $29,961
Apr. 00          $25,591       $29,613
May. 00          $25,535       $29,924
Jun. 00          $23,758       $28,556
Jul. 00          $24,798       $28,913
Aug. 00          $26,246       $30,521
Sep. 00          $25,824       $30,802
Oct. 00          $26,841       $31,560
Nov. 00          $25,964       $30,389

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    APRIL 1993
-------------------------------------------------------------
                           2.84        12.92         13.25

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
U.S. 4-10 VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
MARCH 2000-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. 4-10 VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                           $10,000                   $10,000
Mar. 00                    $10,976                   $10,047
Apr. 00                    $11,086                   $10,106
May. 00                    $10,936                    $9,952
Jun. 00                    $10,667                   $10,242
Jul. 00                    $10,936                   $10,583
Aug. 00                    $11,533                   $11,056
Sep. 00                    $11,374                   $10,993
Oct. 00                    $11,394                   $10,954
Nov. 00                    $11,016                   $10,730

ANNUALIZED                  FROM
TOTAL RETURN (%)         MARCH 2000
-----------------------------------
                           10.16

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. 4-10 VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $1 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 4-10 U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. 6-10 VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                           $10,000                   $10,000
Apr. 93                     $9,788                    $9,760
May. 93                    $10,050                   $10,067
Jun. 93                    $10,050                   $10,162
Jul. 93                    $10,353                   $10,337
Aug. 93                    $10,685                   $10,741
Sep. 93                    $11,058                   $10,999
Oct. 93                    $11,431                   $11,251
Nov. 93                    $11,228                   $10,964
Dec. 93                    $11,453                   $11,286
Jan. 94                    $12,044                   $11,688
Feb. 94                    $12,003                   $11,654
Mar. 94                    $11,606                   $11,133
Apr. 94                    $11,687                   $11,242
May. 94                    $11,717                   $11,226
Jun. 94                    $11,503                   $10,936
Jul. 94                    $11,696                   $11,138
Aug. 94                    $12,094                   $11,576
Sep. 94                    $12,053                   $11,453
Oct. 94                    $11,879                   $11,243
Nov. 94                    $11,472                   $10,789
Dec. 94                    $11,591                   $11,113
Jan. 95                    $11,705                   $11,060
Feb. 95                    $12,118                   $11,469
Mar. 95                    $12,262                   $11,525
Apr. 95                    $12,696                   $11,867
May. 95                    $13,046                   $12,121
Jun. 95                    $13,563                   $12,536
Jul. 95                    $14,295                   $12,993
Aug. 95                    $14,750                   $13,379
Sep. 95                    $14,936                   $13,579
Oct. 95                    $14,203                   $13,037
Nov. 95                    $14,731                   $13,554
Dec. 95                    $14,986                   $13,974
Jan. 96                    $14,933                   $14,067
Feb. 96                    $15,260                   $14,288
Mar. 96                    $15,682                   $14,588
Apr. 96                    $16,494                   $14,986
May. 96                    $17,137                   $15,365
Jun. 96                    $16,779                   $15,184
Jul. 96                    $15,735                   $14,376
Aug. 96                    $16,453                   $15,000
Sep. 96                    $17,001                   $15,409
Oct. 96                    $17,126                   $15,588
Nov. 96                    $17,938                   $16,427
Dec. 96                    $18,331                   $16,961
Jan. 97                    $18,797                   $17,222
Feb. 97                    $18,797                   $17,385
Mar. 97                    $18,299                   $16,919
Apr. 97                    $18,224                   $17,168
May. 97                    $19,948                   $18,535
Jun. 97                    $21,194                   $19,473
Jul. 97                    $22,462                   $20,290
Aug. 97                    $23,252                   $20,613
Sep. 97                    $25,040                   $21,984
Oct. 97                    $24,152                   $21,386
Nov. 97                    $23,946                   $21,621
Dec. 97                    $23,968                   $22,354
Jan. 98                    $23,673                   $21,949
Feb. 98                    $25,458                   $23,277
Mar. 98                    $26,494                   $24,222
Apr. 98                    $27,005                   $24,341
May. 98                    $25,971                   $23,479
Jun. 98                    $25,459                   $23,346
Jul. 98                    $23,583                   $21,518
Aug. 98                    $19,237                   $18,148
Sep. 98                    $19,783                   $19,173
Oct. 98                    $20,626                   $19,743
Nov. 98                    $21,719                   $20,278
Dec. 98                    $22,223                   $20,915
Jan. 99                    $22,570                   $20,440
Feb. 99                    $20,710                   $19,044
Mar. 99                    $20,312                   $18,888
Apr. 99                    $22,482                   $20,612
May. 99                    $23,536                   $21,245
Jun. 99                    $24,974                   $22,014
Jul. 99                    $24,862                   $21,492
Aug. 99                    $24,180                   $20,706
Sep. 99                    $23,535                   $20,291
Oct. 99                    $22,730                   $19,886
Nov. 99                    $23,760                   $19,989
Dec. 99                    $25,121                   $20,603
Jan. 00                    $24,933                   $20,065
Feb. 00                    $27,246                   $21,291
Mar. 00                    $27,328                   $21,391
Apr. 00                    $26,369                   $21,517
May. 00                    $25,272                   $21,188
Jun. 00                    $26,530                   $21,807
Jul. 00                    $26,504                   $22,533
Aug. 00                    $28,465                   $23,540
Sep. 00                    $27,939                   $23,406
Oct. 00                    $26,882                   $23,322
Nov. 00                    $25,420                   $22,846

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    APRIL 1993
-------------------------------------------------------------
                           6.99        11.53         12.94

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. 6-10 VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 SMALL COMPANY PORTFOLIO VS.
RUSSELL 2000 INDEX
APRIL 1992-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. 6-10 SMALL COMPANY POTFOLIO  RUSSELL 2000 INDEX
                                  $10,000             $10,000
Apr. 92                            $9,588              $9,649
May. 92                            $9,567              $9,777
Jun. 92                            $9,103              $9,318
Jul. 92                            $9,505              $9,642
Aug. 92                            $9,309              $9,369
Sep. 92                            $9,464              $9,585
Oct. 92                            $9,763              $9,888
Nov. 92                           $10,670             $10,645
Dec. 92                           $11,079             $11,015
Jan. 93                           $11,454             $11,388
Feb. 93                           $11,193             $11,125
Mar. 93                           $11,454             $11,485
Apr. 93                           $11,099             $11,169
May. 93                           $11,547             $11,663
Jun. 93                           $11,495             $11,735
Jul. 93                           $11,579             $11,897
Aug. 93                           $11,975             $12,411
Sep. 93                           $12,288             $12,761
Oct. 93                           $12,548             $13,090
Nov. 93                           $12,240             $12,664
Dec. 93                           $12,592             $13,097
Jan. 94                           $12,970             $13,507
Feb. 94                           $12,873             $13,458
Mar. 94                           $12,247             $12,749
Apr. 94                           $12,269             $12,824
May. 94                           $12,204             $12,680
Jun. 94                           $11,848             $12,253
Jul. 94                           $12,021             $12,454
Aug. 94                           $12,593             $13,148
Sep. 94                           $12,657             $13,103
Oct. 94                           $12,700             $13,051
Nov. 94                           $12,267             $12,523
Dec. 94                           $12,423             $12,859
Jan. 95                           $12,496             $12,697
Feb. 95                           $12,908             $13,225
Mar. 95                           $13,151             $13,451
Apr. 95                           $13,576             $13,750
May. 95                           $13,854             $13,986
Jun. 95                           $14,557             $14,712
Jul. 95                           $15,453             $15,560
Aug. 95                           $15,889             $15,882
Sep. 95                           $16,180             $16,166
Oct. 95                           $15,343             $15,443
Nov. 95                           $15,794             $16,092
Dec. 95                           $16,172             $16,517
Jan. 96                           $16,211             $16,499
Feb. 96                           $16,752             $17,014
Mar. 96                           $17,114             $17,366
Apr. 96                           $18,250             $18,295
May. 96                           $19,192             $19,016
Jun. 96                           $18,315             $18,234
Jul. 96                           $16,791             $16,642
Aug. 96                           $17,772             $17,609
Sep. 96                           $18,326             $18,298
Oct. 96                           $18,055             $18,016
Nov. 96                           $18,752             $18,758
Dec. 96                           $19,030             $19,250
Jan. 97                           $19,659             $19,635
Feb. 97                           $19,239             $19,159
Mar. 97                           $18,329             $18,255
Apr. 97                           $18,118             $18,306
May. 97                           $20,176             $20,344
Jun. 97                           $21,213             $21,216
Jul. 97                           $22,473             $22,203
Aug. 97                           $23,300             $22,711
Sep. 97                           $25,092             $24,374
Oct. 97                           $24,001             $23,304
Nov. 97                           $23,636             $23,152
Dec. 97                           $23,640             $23,558
Jan. 98                           $23,359             $23,185
Feb. 98                           $25,071             $24,899
Mar. 98                           $26,114             $25,925
Apr. 98                           $26,472             $26,067
May. 98                           $25,085             $24,662
Jun. 98                           $24,741             $24,714
Jul. 98                           $22,841             $22,712
Aug. 98                           $18,138             $18,301
Sep. 98                           $19,275             $19,734
Oct. 98                           $20,116             $20,540
Nov. 98                           $21,439             $21,616
Dec. 98                           $22,331             $22,954
Jan. 99                           $22,693             $23,259
Feb. 99                           $20,760             $21,375
Mar. 99                           $20,569             $21,709
Apr. 99                           $22,434             $23,654
May. 99                           $23,316             $23,999
Jun. 99                           $24,680             $25,084
Jul. 99                           $24,473             $24,397
Aug. 99                           $23,817             $23,494
Sep. 99                           $23,695             $23,499
Oct. 99                           $23,418             $23,595
Nov. 99                           $25,352             $25,004
Dec. 99                           $28,007             $27,834
Jan. 00                           $27,970             $27,386
Feb. 00                           $32,644             $31,907
Mar. 00                           $31,231             $29,804
Apr. 00                           $28,779             $28,010
May. 00                           $27,254             $26,377
Jun. 00                           $30,045             $28,677
Jul. 00                           $29,215             $27,754
Aug. 00                           $31,608             $29,872
Sep. 00                           $30,985             $28,993
Oct. 00                           $29,610             $27,700
Nov. 00                           $26,894             $24,855

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    APRIL 1992
-------------------------------------------------------------
                           6.08        11.23         12.09

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 6-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS IN PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. 9-10 SMALL COMPANY PORTFOLIO VS.
CRSP 9-10 INDEX
DECEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          U.S. 9-10 SMALL
         COMPANY PORTFOLIO  CRSP 9-10 INDEX
                   $10,000          $10,000
Dec. 90            $10,194          $10,037
Jan. 91            $11,051          $11,067
Feb. 91            $12,281          $12,655
Mar. 91            $13,116          $13,655
Apr. 91            $13,161          $13,844
May. 91            $13,601          $14,215
Jun. 91            $12,941          $13,626
Jul. 91            $13,468          $14,068
Aug. 91            $13,819          $14,485
Sep. 91            $13,863          $14,666
Oct. 91            $14,303          $15,050
Nov. 91            $13,908          $14,520
Dec. 91            $14,744          $15,110
Jan. 92            $16,407          $17,260
Feb. 92            $17,149          $18,185
Mar. 92            $16,722          $17,830
Apr. 92            $16,048          $16,976
May. 92            $16,025          $17,046
Jun. 92            $15,194          $16,182
Jul. 92            $15,756          $16,722
Aug. 92            $15,397          $16,254
Sep. 92            $15,598          $16,456
Oct. 92            $16,002          $16,928
Nov. 92            $17,419          $18,585
Dec. 92            $18,187          $19,304
Jan. 93            $19,174          $20,455
Feb. 93            $18,829          $19,915
Mar. 93            $19,373          $20,520
Apr. 93            $18,780          $19,890
May. 93            $19,423          $20,596
Jun. 93            $19,349          $20,644
Jul. 93            $19,670          $20,941
Aug. 93            $20,337          $21,837
Sep. 93            $20,980          $22,503
Oct. 93            $21,968          $23,570
Nov. 93            $21,583          $22,905
Dec. 93            $22,002          $23,192
Jan. 94            $23,362          $24,328
Feb. 94            $23,308          $24,245
Mar. 94            $22,268          $23,040
Apr. 94            $22,402          $22,722
May. 94            $22,375          $22,691
Jun. 94            $21,789          $22,058
Jul. 94            $22,190          $22,166
Aug. 94            $22,938          $23,112
Sep. 94            $23,178          $23,452
Oct. 94            $23,445          $23,571
Nov. 94            $22,681          $22,666
Dec. 94            $22,685          $22,421
Jan. 95            $23,327          $23,056
Feb. 95            $23,915          $23,812
Mar. 95            $24,262          $24,246
Apr. 95            $25,116          $24,912
May. 95            $25,864          $25,458
Jun. 95            $27,333          $27,011
Jul. 95            $29,096          $28,707
Aug. 95            $30,138          $29,893
Sep. 95            $30,726          $30,610
Oct. 95            $29,229          $29,015
Nov. 95            $29,791          $29,497
Dec. 95            $30,503          $29,872
Jan. 96            $30,588          $30,308
Feb. 96            $31,717          $31,238
Mar. 96            $32,440          $32,129
Apr. 96            $35,191          $34,863
May. 96            $37,827          $37,359
Jun. 96            $35,625          $35,140
Jul. 96            $32,266          $32,090
Aug. 96            $33,801          $33,678
Sep. 96            $34,785          $34,830
Oct. 96            $34,176          $34,071
Nov. 96            $35,161          $34,868
Dec. 96            $35,878          $35,558
Jan. 97            $37,385          $37,475
Feb. 97            $36,615          $36,845
Mar. 97            $34,821          $34,767
Apr. 97            $33,859          $33,345
May. 97            $37,320          $37,006
Jun. 97            $39,178          $38,897
Jul. 97            $41,549          $41,134
Aug. 97            $43,664          $42,993
Sep. 97            $47,349          $47,069
Oct. 97            $45,521          $45,723
Nov. 97            $44,816          $44,818
Dec. 97            $44,049          $44,163
Jan. 98            $43,789          $44,079
Feb. 98            $46,631          $46,922
Mar. 98            $48,874          $49,292
Apr. 98            $49,695          $50,648
May. 98            $47,225          $47,953
Jun. 98            $46,253          $46,395
Jul. 98            $43,149          $43,546
Aug. 98            $34,476          $34,149
Sep. 98            $35,748          $35,365
Oct. 98            $37,021          $36,684
Nov. 98            $39,827          $39,776
Dec. 98            $40,831          $40,631
Jan. 99            $41,970          $42,963
Feb. 99            $39,087          $40,171
Mar. 99            $37,605          $39,094
Apr. 99            $41,174          $42,519
May. 99            $42,767          $43,969
Jun. 99            $45,197          $45,582
Jul. 99            $45,612          $46,494
Aug. 99            $44,741          $45,350
Sep. 99            $43,752          $44,634
Oct. 99            $43,372          $43,656
Nov. 99            $47,583          $48,035
Dec. 99            $52,993          $53,151
Jan. 00            $56,146          $56,770
Feb. 00            $69,386          $65,462
Mar. 00            $64,175          $62,156
Apr. 00            $56,147          $56,469
May. 00            $51,610          $53,064
Jun. 00            $58,670          $56,354
Jul. 00            $56,781          $55,627
Aug. 00            $62,033          $59,187
Sep. 00            $60,687          $57,382
Oct. 00            $56,403          $52,894
Nov. 00            $50,142          $46,907

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                           5.38        10.97         17.50

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 9-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY
  $200 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 9-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX
JANUARY 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

           DFA REAL ESTATE
         SECURITIES PORTFOLIO  S&P 500 INDEX  WILSHIRE REIT-ONLY INDEX
                      $10,000        $10,000                   $10,000
Jan. 93               $10,370        $10,073                   $10,666
Feb. 93               $10,420        $10,209                   $11,360
Mar. 93               $10,779        $10,428                   $12,144
Apr. 93               $10,339        $10,173                   $11,412
May. 93               $10,350        $10,448                   $11,202
Jun. 93               $10,660        $10,482                   $11,627
Jul. 93               $10,941        $10,433                   $11,752
Aug. 93               $11,341        $10,830                   $12,029
Sep. 93               $11,851        $10,750                   $12,511
Oct. 93               $11,691        $10,968                   $12,125
Nov. 93               $11,109        $10,865                   $11,507
Dec. 93               $11,546        $10,999                   $11,514
Jan. 94               $11,801        $11,367                   $11,792
Feb. 94               $11,740        $11,061                   $12,316
Mar. 94               $11,096        $10,579                   $11,816
Apr. 94               $11,065        $10,717                   $11,978
May. 94               $11,004        $10,892                   $12,226
Jun. 94               $10,729        $10,623                   $11,981
Jul. 94               $10,760        $10,974                   $11,915
Aug. 94               $10,944        $11,421                   $11,918
Sep. 94               $10,588        $11,146                   $11,749
Oct. 94               $10,148        $11,401                   $11,268
Nov. 94                $9,804        $10,982                   $10,882
Dec. 94               $10,577        $11,143                   $11,820
Jan. 95               $10,278        $11,432                   $11,414
Feb. 95               $10,449        $11,876                   $11,600
Mar. 95               $10,428        $12,228                   $11,584
Apr. 95               $10,375        $12,583                   $11,505
May. 95               $10,791        $13,080                   $11,981
Jun. 95               $11,015        $13,388                   $12,222
Jul. 95               $11,143        $13,834                   $12,391
Aug. 95               $11,218        $13,871                   $12,505
Sep. 95               $11,410        $14,452                   $12,750
Oct. 95               $11,047        $14,402                   $12,359
Nov. 95               $11,178        $15,035                   $12,504
Dec. 95               $11,854        $15,313                   $13,266
Jan. 96               $11,967        $15,840                   $13,429
Feb. 96               $12,115        $15,992                   $13,618
Mar. 96               $12,125        $16,146                   $13,624
Apr. 96               $12,115        $16,383                   $13,593
May. 96               $12,375        $16,806                   $13,917
Jun. 96               $12,601        $16,875                   $14,182
Jul. 96               $12,658        $16,124                   $14,202
Aug. 96               $13,111        $16,466                   $14,774
Sep. 96               $13,395        $17,391                   $15,138
Oct. 96               $13,723        $17,868                   $15,539
Nov. 96               $14,335        $19,224                   $16,281
Dec. 96               $15,864        $18,847                   $18,180
Jan. 97               $15,959        $20,017                   $18,289
Feb. 97               $15,900        $20,179                   $18,225
Mar. 97               $15,996        $19,340                   $18,363
Apr. 97               $15,484        $20,495                   $17,691
May. 97               $15,938        $21,753                   $18,220
Jun. 97               $16,784        $22,723                   $19,222
Jul. 97               $17,225        $24,527                   $19,743
Aug. 97               $17,143        $23,164                   $19,631
Sep. 97               $18,704        $24,433                   $21,525
Oct. 97               $18,181        $23,617                   $20,838
Nov. 97               $18,515        $24,710                   $21,268
Dec. 97               $18,937        $25,135                   $21,755
Jan. 98               $18,712        $25,414                   $21,496
Feb. 98               $18,399        $27,247                   $21,057
Mar. 98               $18,889        $28,642                   $21,537
Apr. 98               $18,286        $28,931                   $20,799
May. 98               $18,173        $28,434                   $20,645
Jun. 98               $18,186        $29,588                   $20,641
Jul. 98               $16,982        $29,274                   $19,183
Aug. 98               $15,428        $25,041                   $17,382
Sep. 98               $16,406        $26,646                   $18,444
Oct. 98               $16,055        $28,813                   $18,088
Nov. 98               $16,293        $30,559                   $18,385
Dec. 98               $16,025        $32,319                   $18,065
Jan. 99               $15,708        $33,670                   $17,588
Feb. 99               $15,603        $32,623                   $17,328
Mar. 99               $15,497        $33,928                   $17,324
Apr. 99               $16,963        $35,241                   $18,994
May. 99               $17,412        $34,409                   $19,500
Jun. 99               $17,121        $36,319                   $19,154
Jul. 99               $16,580        $35,186                   $18,503
Aug. 99               $16,435        $35,010                   $18,370
Sep. 99               $15,721        $34,050                   $17,571
Oct. 99               $15,404        $36,206                   $17,202
Nov. 99               $15,193        $36,941                   $16,959
Dec. 99               $15,708        $39,117                   $17,600
Jan. 00               $15,805        $37,153                   $17,711
Feb. 00               $15,566        $36,451                   $17,437
Mar. 00               $16,127        $40,016                   $18,127
Apr. 00               $17,162        $38,811                   $19,413
May. 00               $17,414        $38,015                   $19,661
Jun. 00               $17,918        $38,951                   $20,158
Jul. 00               $19,416        $38,343                   $22,055
Aug. 00               $18,730        $40,724                   $21,228
Sep. 00               $19,403        $38,574                   $22,043
Oct. 00               $18,576        $38,412                   $21,100
Nov. 00               $18,912        $35,385                   $21,539

ANNUALIZED                                             FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    JANUARY 1993
---------------------------------------------------------------
                          24.48        11.09           8.38

- THE PORTFOLIO INVESTS IN EQUITY REITS. THE PORTFOLIO INVESTS ON A MARKET CAP-WEIGHTED BASIS.

- THE PORTFOLIO DOES NOT PURCHASE HEALTH CARE REITS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF U.S. EQUITY REITS.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT-only Index courtesy of Wilshire Associates Incorporated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
AUGUST 1991-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

                LARGE CAP               MSCI EAFE
         INTERNATIONAL PORTFOLIO  INDEX (NET DIVIDENDS)
                         $10,000                $10,000
Aug. 91                   $9,865                 $9,797
Sep. 91                  $10,338                $10,350
Oct. 91                  $10,636                $10,497
Nov. 91                  $10,288                $10,006
Dec. 91                  $10,880                $10,524
Jan. 92                  $10,540                $10,300
Feb. 92                  $10,073                 $9,931
Mar. 92                   $9,402                 $9,275
Apr. 92                   $9,392                 $9,319
May. 92                   $9,966                 $9,942
Jun. 92                   $9,539                 $9,471
Jul. 92                   $9,412                 $9,229
Aug. 92                  $10,121                 $9,807
Sep. 92                   $9,868                 $9,614
Oct. 92                   $9,295                 $9,109
Nov. 92                   $9,363                 $9,195
Dec. 92                   $9,451                 $9,243
Jan. 93                   $9,362                 $9,242
Feb. 93                   $9,607                 $9,521
Mar. 93                  $10,364                $10,351
Apr. 93                  $11,090                $11,334
May. 93                  $11,326                $11,573
Jun. 93                  $11,130                $11,392
Jul. 93                  $11,494                $11,791
Aug. 93                  $12,103                $12,428
Sep. 93                  $11,819                $12,148
Oct. 93                  $12,143                $12,522
Nov. 93                  $11,194                $11,428
Dec. 93                  $11,894                $12,253
Jan. 94                  $12,730                $13,288
Feb. 94                  $12,362                $13,251
Mar. 94                  $12,004                $12,680
Apr. 94                  $12,432                $13,217
May. 94                  $12,313                $13,142
Jun. 94                  $12,503                $13,327
Jul. 94                  $12,661                $13,457
Aug. 94                  $12,970                $13,776
Sep. 94                  $12,502                $13,342
Oct. 94                  $13,010                $13,786
Nov. 94                  $12,398                $13,123
Dec. 94                  $12,525                $13,205
Jan. 95                  $12,164                $12,698
Feb. 95                  $12,079                $12,663
Mar. 95                  $12,886                $13,452
Apr. 95                  $13,342                $13,958
May. 95                  $13,183                $13,791
Jun. 95                  $12,981                $13,549
Jul. 95                  $13,715                $14,393
Aug. 95                  $13,173                $13,844
Sep. 95                  $13,396                $14,114
Oct. 95                  $13,204                $13,735
Nov. 95                  $13,559                $14,117
Dec. 95                  $14,159                $14,685
Jan. 96                  $14,126                $14,746
Feb. 96                  $14,082                $14,796
Mar. 96                  $14,374                $15,111
Apr. 96                  $14,762                $15,551
May. 96                  $14,579                $15,265
Jun. 96                  $14,665                $15,350
Jul. 96                  $14,244                $14,902
Aug. 96                  $14,308                $14,935
Sep. 96                  $14,729                $15,332
Oct. 96                  $14,599                $15,175
Nov. 96                  $15,278                $15,779
Dec. 96                  $15,057                $15,576
Jan. 97                  $14,385                $15,031
Feb. 97                  $14,605                $15,277
Mar. 97                  $14,804                $15,332
Apr. 97                  $14,925                $15,413
May. 97                  $15,871                $16,417
Jun. 97                  $16,971                $17,321
Jul. 97                  $17,268                $17,602
Aug. 97                  $16,080                $16,287
Sep. 97                  $17,125                $17,199
Oct. 97                  $15,716                $15,878
Nov. 97                  $15,705                $15,716
Dec. 97                  $15,886                $15,853
Jan. 98                  $16,469                $16,578
Feb. 98                  $17,365                $17,642
Mar. 98                  $17,946                $18,185
Apr. 98                  $18,058                $18,329
May. 98                  $18,068                $18,239
Jun. 98                  $18,292                $18,378
Jul. 98                  $18,415                $18,563
Aug. 98                  $16,220                $16,263
Sep. 98                  $15,704                $15,766
Oct. 98                  $17,273                $17,408
Nov. 98                  $18,237                $18,300
Dec. 98                  $18,778                $19,023
Jan. 99                  $18,664                $18,966
Feb. 99                  $18,253                $18,514
Mar. 99                  $19,084                $19,286
Apr. 99                  $19,857                $20,067
May. 99                  $18,832                $19,034
Jun. 99                  $19,651                $19,776
Jul. 99                  $20,209                $20,364
Aug. 99                  $20,347                $20,439
Sep. 99                  $20,495                $20,645
Oct. 99                  $21,280                $21,409
Nov. 99                  $22,089                $22,152
Dec. 99                  $24,130                $24,141
Jan. 00                  $22,494                $22,608
Feb. 00                  $22,980                $23,217
Mar. 00                  $23,908                $24,117
Apr. 00                  $22,679                $22,849
May. 00                  $22,203                $22,291
Jun. 00                  $23,038                $23,163
Jul. 00                  $22,109                $22,192
Aug. 00                  $22,306                $22,385
Sep. 00                  $21,240                $21,295
Oct. 00                  $20,717                $20,793
Nov. 00                  $20,057                $20,013

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    AUGUST 1991
--------------------------------------------------------------
                          -9.20        8.14           7.74

- THE PORTFOLIO PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN EUROPE, AUSTRALIA AND THE FAR EAST (CURRENTLY 20 COUNTRIES). INVESTMENT WILL BE APPROXIMATELY MARKET CAP WEIGHTED. COUNTRY WEIGHTING REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
OCTOBER 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         INTERNATIONAL SMALL     SALOMON SMITH BARNEY
          COMPANY PORTFOLIO   EXTENDED MARKET INDEX-EPAC
                      $9,930                     $10,000
Oct. 96               $9,841                      $9,924
Nov. 96               $9,890                     $10,070
Dec. 96               $9,569                      $9,887
Jan. 97               $9,350                      $9,623
Feb. 97               $9,460                      $9,799
Mar. 97               $9,281                      $9,690
Apr. 97               $9,082                      $9,546
May. 97               $9,739                     $10,148
Jun. 97               $9,918                     $10,388
Jul. 97               $9,510                     $10,186
Aug. 97               $9,083                      $9,729
Sep. 97               $8,864                      $9,856
Oct. 97               $8,466                      $9,470
Nov. 97               $7,779                      $9,092
Dec. 97               $7,299                      $8,870
Jan. 98               $7,814                      $9,285
Feb. 98               $8,611                      $9,973
Mar. 98               $8,763                     $10,442
Apr. 98               $8,652                     $10,525
May. 98               $8,641                     $10,768
Jun. 98               $8,359                     $10,465
Jul. 98               $8,167                     $10,440
Aug. 98               $7,259                      $9,216
Sep. 98               $7,027                      $8,938
Oct. 98               $7,471                      $9,576
Nov. 98               $7,895                      $9,891
Dec. 98               $7,898                     $10,123
Jan. 99               $7,774                     $10,084
Feb. 99               $7,631                      $9,897
Mar. 99               $7,950                     $10,252
Apr. 99               $8,702                     $10,778
May. 99               $8,661                     $10,490
Jun. 99               $9,278                     $10,844
Jul. 99               $9,515                     $11,262
Aug. 99               $9,618                     $11,434
Sep. 99               $9,566                     $11,398
Oct. 99               $9,453                     $11,303
Nov. 99               $9,402                     $11,700
Dec. 99               $9,625                     $12,449
Jan. 00               $9,603                     $12,127
Feb. 00               $9,719                     $12,560
Mar. 00              $10,002                     $12,668
Apr. 00               $9,192                     $11,872
May. 00               $9,223                     $11,671
Jun. 00               $9,991                     $12,426
Jul. 00               $9,570                     $11,990
Aug. 00               $9,823                     $12,308
Sep. 00               $9,497                     $11,696
Oct. 00               $8,908                     $11,062
Nov. 00               $8,929                     $10,652

ANNUALIZED                               FROM
TOTAL RETURN (%)         ONE YEAR    OCTOBER 1996
-------------------------------------------------
                          -5.67         -2.68

- THE PORTFOLIO INVESTS IN FOUR INTERNATIONAL SERIES OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO INVESTS 35% IN THE JAPANESE SMALL COMPANY SERIES, 15% IN THE PACIFIC RIM SMALL COMPANY SERIES, 35% IN THE CONTINENTAL SMALL COMPANY SERIES, AND 15% IN THE UNITED KINGDOM SMALL COMPANY SERIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
DECEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          JAPANESE SMALL       SALOMON SMITH BARNEY
         COMPANY PORTFOLIO  EXTENDED MARKET INDEX-JAPAN
                    $9,900                      $10,000
Dec. 90             $9,686                       $9,755
Jan. 91             $9,248                       $9,496
Feb. 91            $11,352                      $11,315
Mar. 91            $11,044                      $11,039
Apr. 91            $11,437                      $11,379
May. 91            $11,251                      $11,148
Jun. 91            $10,492                      $10,593
Jul. 91            $10,464                      $10,513
Aug. 91             $9,307                       $9,424
Sep. 91            $10,496                      $10,553
Oct. 91            $11,259                      $11,031
Nov. 91            $10,059                       $9,950
Dec. 91            $10,375                      $10,283
Jan. 92            $10,011                       $9,866
Feb. 92             $9,540                       $9,394
Mar. 92             $8,464                       $8,341
Apr. 92             $7,625                       $7,571
May. 92             $8,669                       $8,487
Jun. 92             $7,867                       $7,785
Jul. 92             $7,261                       $7,214
Aug. 92             $8,248                       $8,244
Sep. 92             $8,179                       $8,078
Oct. 92             $7,700                       $7,650
Nov. 92             $7,744                       $7,740
Dec. 92             $7,667                       $7,638
Jan. 93             $7,503                       $7,507
Feb. 93             $7,903                       $7,888
Mar. 93             $9,169                       $9,064
Apr. 93            $10,769                      $10,564
May. 93            $12,191                      $11,636
Jun. 93            $11,522                      $11,060
Jul. 93            $11,963                      $11,537
Aug. 93            $12,152                      $11,810
Sep. 93            $11,504                      $11,364
Oct. 93            $10,562                      $10,545
Nov. 93             $8,483                       $8,729
Dec. 93             $8,752                       $8,923
Jan. 94            $10,498                      $10,384
Feb. 94            $11,024                      $10,941
Mar. 94            $11,241                      $11,077
Apr. 94            $11,684                      $11,500
May. 94            $11,801                      $11,569
Jun. 94            $12,801                      $12,490
Jul. 94            $12,340                      $12,128
Aug. 94            $12,192                      $11,960
Sep. 94            $11,641                      $11,553
Oct. 94            $11,949                      $11,729
Nov. 94            $10,992                      $10,874
Dec. 94            $11,333                      $11,154
Jan. 95            $10,946                      $10,665
Feb. 95            $10,220                       $9,972
Mar. 95            $10,807                      $10,698
Apr. 95            $11,193                      $11,009
May. 95            $10,031                      $10,049
Jun. 95             $9,498                       $9,590
Jul. 95            $10,274                      $10,234
Aug. 95            $10,284                      $10,016
Sep. 95             $9,929                       $9,849
Oct. 95             $9,578                       $9,430
Nov. 95            $10,273                       $9,873
Dec. 95            $10,928                      $10,401
Jan. 96            $11,162                      $10,466
Feb. 96            $10,956                      $10,311
Mar. 96            $11,340                      $10,596
Apr. 96            $12,526                      $11,601
May. 96            $12,014                      $11,067
Jun. 96            $11,881                      $11,053
Jul. 96            $10,952                      $10,429
Aug. 96            $10,645                       $9,992
Sep. 96            $10,686                      $10,078
Oct. 96             $9,935                       $9,433
Nov. 96             $9,628                       $9,215
Dec. 96             $8,438                       $8,290
Jan. 97             $7,620                       $7,516
Feb. 97             $7,556                       $7,512
Mar. 97             $7,007                       $7,088
Apr. 97             $6,889                       $7,085
May. 97             $8,031                       $8,114
Jun. 97             $8,159                       $8,355
Jul. 97             $7,228                       $7,710
Aug. 97             $6,449                       $6,908
Sep. 97             $5,474                       $6,255
Oct. 97             $5,616                       $6,229
Nov. 97             $4,631                       $5,359
Dec. 97             $3,816                       $4,632
Jan. 98             $4,869                       $5,480
Feb. 98             $5,257                       $5,667
Mar. 98             $4,785                       $5,331
Apr. 98             $4,536                       $5,168
May. 98             $4,343                       $4,995
Jun. 98             $4,442                       $5,051
Jul. 98             $4,397                       $4,997
Aug. 98             $3,925                       $4,620
Sep. 98             $3,712                       $4,532
Oct. 98             $4,174                       $5,139
Nov. 98             $4,522                       $5,324
Dec. 98             $4,429                       $5,499
Jan. 99             $4,534                       $5,487
Feb. 99             $4,359                       $5,317
Mar. 99             $4,864                       $5,951
Apr. 99             $5,365                       $6,234
May. 99             $5,125                       $6,005
Jun. 99             $5,610                       $6,464
Jul. 99             $5,875                       $6,931
Aug. 99             $5,985                       $7,242
Sep. 99             $5,995                       $7,528
Oct. 99             $5,895                       $7,523
Nov. 99             $5,560                       $7,497
Dec. 99             $5,082                       $7,257
Jan. 00             $5,132                       $7,201
Feb. 00             $4,870                       $6,943
Mar. 00             $5,566                       $7,494
Apr. 00             $4,976                       $6,934
May. 00             $5,217                       $7,011
Jun. 00             $5,973                       $7,752
Jul. 00             $5,252                       $6,768
Aug. 00             $5,635                       $7,313
Sep. 00             $5,399                       $7,019
Oct. 00             $4,844                       $6,433
Nov. 00             $4,991                       $6,415

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                          -10.69      -13.53         -6.71

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE JAPANESE SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN JAPANESE SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL CAP COMPANIES IN JAPAN.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
FEBRUARY 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         PACIFIC RIM SMALL  SALOMON SMITH BARNEY EXTENDED MARKET
         COMPANY PORTFOLIO        INDEX-PAC RIM EX. JAPAN
                    $9,850                               $10,000
Feb. 93            $10,580                               $11,007
Mar. 93            $11,125                               $11,447
Apr. 93            $12,215                               $12,162
May. 93            $13,218                               $12,917
Jun. 93            $12,848                               $12,323
Jul. 93            $13,082                               $12,722
Aug. 93            $13,422                               $13,442
Sep. 93            $13,967                               $13,572
Oct. 93            $15,777                               $15,990
Nov. 93            $16,128                               $15,906
Dec. 93            $18,749                               $18,878
Jan. 94            $17,716                               $18,347
Feb. 94            $17,904                               $18,109
Mar. 94            $16,013                               $15,950
Apr. 94            $16,427                               $16,193
May. 94            $16,436                               $16,180
Jun. 94            $15,983                               $15,410
Jul. 94            $16,435                               $16,092
Aug. 94            $17,390                               $16,813
Sep. 94            $17,981                               $16,850
Oct. 94            $18,139                               $16,697
Nov. 94            $16,817                               $15,217
Dec. 94            $16,487                               $14,940
Jan. 95            $14,728                               $13,451
Feb. 95            $15,261                               $14,292
Mar. 95            $15,315                               $14,226
Apr. 95            $15,070                               $14,372
May. 95            $15,593                               $14,942
Jun. 95            $15,657                               $14,849
Jul. 95            $16,670                               $15,775
Aug. 95            $16,361                               $15,575
Sep. 95            $16,500                               $15,698
Oct. 95            $15,999                               $15,218
Nov. 95            $15,765                               $15,277
Dec. 95            $16,016                               $15,800
Jan. 96            $17,122                               $17,283
Feb. 96            $17,223                               $17,639
Mar. 96            $17,494                               $17,854
Apr. 96            $18,893                               $18,603
May. 96            $18,351                               $18,340
Jun. 96            $17,843                               $18,302
Jul. 96            $17,245                               $17,500
Aug. 96            $17,742                               $18,527
Sep. 96            $18,013                               $18,920
Oct. 96            $18,206                               $19,308
Nov. 96            $18,770                               $20,540
Dec. 96            $18,316                               $20,606
Jan. 97            $18,706                               $20,651
Feb. 97            $19,744                               $21,737
Mar. 97            $18,866                               $20,770
Apr. 97            $18,415                               $20,357
May. 97            $19,098                               $21,191
Jun. 97            $19,257                               $21,477
Jul. 97            $19,172                               $21,479
Aug. 97            $18,096                               $19,911
Sep. 97            $17,291                               $19,410
Oct. 97            $13,079                               $14,786
Nov. 97            $11,626                               $13,577
Dec. 97            $10,605                               $13,047
Jan. 98             $9,485                               $11,696
Feb. 98            $12,076                               $13,768
Mar. 98            $11,658                               $13,297
Apr. 98            $10,592                               $12,603
May. 98             $9,216                               $11,278
Jun. 98             $7,894                               $10,086
Jul. 98             $7,367                                $9,811
Aug. 98             $6,220                                $8,226
Sep. 98             $6,638                                $9,238
Oct. 98             $7,785                               $10,696
Nov. 98             $8,838                               $11,505
Dec. 98             $8,582                               $11,190
Jan. 99             $8,569                               $11,057
Feb. 99             $8,205                               $11,012
Mar. 99             $8,513                               $11,759
Apr. 99            $10,721                               $13,505
May. 99            $11,407                               $12,985
Jun. 99            $13,686                               $14,152
Jul. 99            $13,308                               $14,123
Aug. 99            $13,153                               $13,887
Sep. 99            $12,930                               $13,738
Oct. 99            $12,944                               $13,468
Nov. 99            $13,643                               $14,259
Dec. 99            $14,614                               $15,161
Jan. 00            $14,308                               $14,218
Feb. 00            $14,526                               $13,754
Mar. 00            $14,410                               $14,040
Apr. 00            $12,893                               $13,060
May. 00            $11,916                               $12,278
Jun. 00            $12,951                               $13,912
Jul. 00            $12,878                               $13,876
Aug. 00            $13,068                               $14,271
Sep. 00            $11,886                               $13,016
Oct. 00            $11,347                               $12,366
Nov. 00            $11,507                               $12,445

ANNUALIZED                                             FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    FEBRUARY 1993
----------------------------------------------------------------
                          -16.50       -6.29           1.81

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE PACIFIC RIM SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN PACIFIC RIM SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE PACIFIC RIM REGION.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Pacific Rim ex. Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM
DECEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         UNITED KINGDOM SMALL  SALOMON SMITH BARNEY EXTENDED
          COMPANY PORTFOLIO     MARKET INDEX-UNITED KINGDOM
                       $9,850                        $10,000
Dec. 90                $9,825                        $10,082
Jan. 91                $9,545                        $10,084
Feb. 91               $10,531                        $11,302
Mar. 91               $10,547                        $10,851
Apr. 91               $10,516                        $10,819
May. 91               $10,266                        $10,408
Jun. 91                $9,447                         $9,684
Jul. 91                $9,888                        $10,588
Aug. 91               $10,241                        $11,023
Sep. 91               $11,321                        $11,786
Oct. 91               $11,217                        $11,374
Nov. 91               $11,086                        $10,941
Dec. 91               $11,276                        $11,399
Jan. 92               $11,126                        $11,524
Feb. 92               $11,073                        $11,527
Mar. 92               $10,516                        $10,789
Apr. 92               $11,688                        $12,687
May. 92               $12,695                        $13,418
Jun. 92               $12,185                        $13,020
Jul. 92               $10,966                        $11,858
Aug. 92               $10,596                        $11,677
Sep. 92               $10,012                        $11,328
Oct. 92                $8,873                        $10,411
Nov. 92                $8,766                        $10,615
Dec. 92                $9,702                        $11,495
Jan. 93               $10,312                        $11,707
Feb. 93               $10,123                        $11,543
Mar. 93               $10,933                        $12,618
Apr. 93               $11,682                        $13,271
May. 93               $11,827                        $13,295
Jun. 93               $11,621                        $12,952
Jul. 93               $11,421                        $13,175
Aug. 93               $12,359                        $14,112
Sep. 93               $12,314                        $13,893
Oct. 93               $12,354                        $14,173
Nov. 93               $11,958                        $13,931
Dec. 93               $12,672                        $15,036
Jan. 94               $14,392                        $16,550
Feb. 94               $14,330                        $15,984
Mar. 94               $13,505                        $15,154
Apr. 94               $13,991                        $15,524
May. 94               $13,556                        $14,663
Jun. 94               $13,142                        $14,441
Jul. 94               $13,464                        $15,257
Aug. 94               $13,934                        $16,057
Sep. 94               $13,748                        $15,215
Oct. 94               $14,007                        $15,866
Nov. 94               $13,376                        $15,187
Dec. 94               $13,261                        $15,295
Jan. 95               $13,221                        $15,121
Feb. 95               $13,013                        $15,042
Mar. 95               $13,556                        $15,743
Apr. 95               $13,903                        $16,118
May. 95               $14,383                        $16,625
Jun. 95               $14,342                        $16,484
Jul. 95               $14,960                        $17,748
Aug. 95               $14,942                        $17,679
Sep. 95               $15,243                        $18,298
Oct. 95               $15,036                        $18,066
Nov. 95               $14,499                        $17,782
Dec. 95               $14,686                        $18,296
Jan. 96               $14,750                        $18,351
Feb. 96               $15,273                        $19,111
Mar. 96               $15,731                        $19,764
Apr. 96               $16,480                        $20,675
May. 96               $17,086                        $21,120
Jun. 96               $16,931                        $20,708
Jul. 96               $16,363                        $20,138
Aug. 96               $16,925                        $21,107
Sep. 96               $17,046                        $21,143
Oct. 96               $17,866                        $22,217
Nov. 96               $18,376                        $22,928
Dec. 96               $19,061                        $23,714
Jan. 97               $18,825                        $23,145
Feb. 97               $19,450                        $23,965
Mar. 97               $19,582                        $23,809
Apr. 97               $19,255                        $23,357
May. 97               $19,157                        $23,431
Jun. 97               $18,948                        $23,541
Jul. 97               $18,323                        $23,370
Aug. 97               $18,795                        $23,965
Sep. 97               $19,476                        $25,133
Oct. 97               $20,163                        $25,412
Nov. 97               $19,927                        $25,556
Dec. 97               $19,734                        $25,623
Jan. 98               $19,837                        $25,989
Feb. 98               $20,584                        $27,658
Mar. 98               $22,281                        $30,188
Apr. 98               $22,352                        $30,732
May. 98               $23,181                        $31,614
Jun. 98               $22,337                        $30,296
Jul. 98               $20,680                        $29,314
Aug. 98               $18,610                        $26,312
Sep. 98               $17,758                        $25,475
Oct. 98               $17,360                        $26,222
Nov. 98               $17,224                        $26,602
Dec. 98               $17,526                        $26,754
Jan. 99               $17,817                        $27,540
Feb. 99               $18,406                        $28,124
Mar. 99               $19,491                        $29,280
Apr. 99               $20,777                        $31,098
May. 99               $20,661                        $30,203
Jun. 99               $21,173                        $30,656
Jul. 99               $22,537                        $32,164
Aug. 99               $23,253                        $32,170
Sep. 99               $22,828                        $31,241
Oct. 99               $22,529                        $30,685
Nov. 99               $23,439                        $33,256
Dec. 99               $24,857                        $35,641
Jan. 00               $25,583                        $34,482
Feb. 00               $25,027                        $35,427
Mar. 00               $24,652                        $35,133
Apr. 00               $22,554                        $33,334
May. 00               $21,602                        $31,434
Jun. 00               $23,393                        $33,616
Jul. 00               $23,552                        $33,854
Aug. 00               $24,007                        $34,450
Sep. 00               $24,040                        $32,876
Oct. 00               $22,930                        $31,830
Nov. 00               $21,898                        $29,593

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                          -6.57        8.60          8.15

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.K. SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE LOWER HALF BY MARKET CAP OF COMPANIES TRADED ON THE INTERNATIONAL STOCK EXCHANGE OF THE UNITED KINGDOM.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN UNITED KINGDOM SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE UNITED KINGDOM.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM
DECEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         CONTINENTAL SMALL  SALOMON SMITH BARNEY EXTENDED MARKET
         COMPANY PORTFOLIO    INDEX-EUROPE EX. UNITED KINGDOM
                    $9,850                               $10,000
Dec. 90             $9,855                                $9,962
Jan. 91             $9,577                                $9,896
Feb. 91            $10,234                               $10,662
Mar. 91             $9,401                                $9,869
Apr. 91             $9,401                                $9,883
May. 91             $9,439                                $9,877
Jun. 91             $8,889                                $9,308
Jul. 91             $9,085                                $9,558
Aug. 91             $9,085                                $9,582
Sep. 91             $9,356                                $9,850
Oct. 91             $9,060                                $9,519
Nov. 91             $8,953                                $9,317
Dec. 91             $9,449                                $9,770
Jan. 92             $9,293                                $9,792
Feb. 92             $9,246                                $9,850
Mar. 92             $9,130                                $9,716
Apr. 92             $9,089                                $9,738
May. 92             $9,441                               $10,175
Jun. 92             $9,481                               $10,168
Jul. 92             $9,244                                $9,816
Aug. 92             $9,278                                $9,729
Sep. 92             $8,743                                $9,231
Oct. 92             $8,052                                $8,440
Nov. 92             $7,713                                $8,262
Dec. 92             $7,575                                $8,206
Jan. 93             $7,812                                $8,556
Feb. 93             $7,812                                $8,854
Mar. 93             $8,230                                $9,381
Apr. 93             $8,592                                $9,671
May. 93             $8,605                                $9,810
Jun. 93             $8,153                                $9,371
Jul. 93             $8,118                                $9,613
Aug. 93             $9,003                               $10,520
Sep. 93             $9,023                               $10,536
Oct. 93             $9,093                               $10,963
Nov. 93             $8,890                               $10,674
Dec. 93             $9,491                               $11,458
Jan. 94            $10,207                               $12,284
Feb. 94            $10,341                               $12,144
Mar. 94            $10,674                               $12,224
Apr. 94            $11,085                               $12,622
May. 94            $10,922                               $12,353
Jun. 94            $10,816                               $12,169
Jul. 94            $11,086                               $12,659
Aug. 94            $11,199                               $12,774
Sep. 94            $10,951                               $12,532
Oct. 94            $10,958                               $12,770
Nov. 94            $10,507                               $12,172
Dec. 94            $10,536                               $12,278
Jan. 95            $10,464                               $12,195
Feb. 95            $10,658                               $12,551
Mar. 95            $10,815                               $12,674
Apr. 95            $11,031                               $13,206
May. 95            $11,210                               $13,586
Jun. 95            $11,362                               $13,921
Jul. 95            $11,642                               $14,409
Aug. 95            $11,075                               $13,641
Sep. 95            $11,082                               $13,917
Oct. 95            $10,723                               $13,623
Nov. 95            $10,368                               $13,361
Dec. 95            $10,538                               $13,722
Jan. 96            $10,755                               $13,979
Feb. 96            $11,220                               $14,488
Mar. 96            $11,398                               $14,672
Apr. 96            $11,398                               $14,726
May. 96            $11,662                               $15,126
Jun. 96            $11,762                               $15,496
Jul. 96            $11,507                               $15,184
Aug. 96            $11,553                               $15,514
Sep. 96            $11,398                               $15,478
Oct. 96            $11,600                               $15,563
Nov. 96            $11,817                               $15,946
Dec. 96            $12,048                               $16,228
Jan. 97            $12,332                               $16,533
Feb. 97            $12,357                               $16,697
Mar. 97            $12,793                               $17,225
Apr. 97            $12,442                               $16,868
May. 97            $12,944                               $17,716
Jun. 97            $13,388                               $18,317
Jul. 97            $13,355                               $18,546
Aug. 97            $13,137                               $17,821
Sep. 97            $14,067                               $19,122
Oct. 97            $13,665                               $18,370
Nov. 97            $13,355                               $18,282
Dec. 97            $13,457                               $18,584
Jan. 98            $13,943                               $19,296
Feb. 98            $14,978                               $20,924
Mar. 98            $16,407                               $22,644
Apr. 98            $17,056                               $23,249
May. 98            $17,954                               $24,641
Jun. 98            $17,487                               $24,042
Jul. 98            $17,551                               $24,550
Aug. 98            $15,710                               $21,216
Sep. 98            $14,969                               $20,155
Oct. 98            $15,398                               $21,342
Nov. 98            $15,948                               $22,104
Dec. 98            $16,090                               $22,895
Jan. 99            $15,263                               $22,431
Feb. 99            $14,970                               $21,628
Mar. 99            $14,739                               $21,446
Apr. 99            $15,168                               $22,149
May. 99            $15,001                               $21,740
Jun. 99            $15,096                               $22,061
Jul. 99            $15,431                               $22,516
Aug. 99            $15,525                               $22,863
Sep. 99            $15,578                               $22,696
Oct. 99            $15,347                               $22,587
Nov. 99            $14,950                               $23,086
Dec. 99            $15,660                               $25,662
Jan. 00            $15,375                               $25,013
Feb. 00            $16,391                               $27,134
Mar. 00            $16,416                               $26,773
Apr. 00            $15,585                               $25,076
May. 00            $16,044                               $25,063
Jun. 00            $16,676                               $25,941
Jul. 00            $16,315                               $25,684
Aug. 00            $16,329                               $25,781
Sep. 00            $15,994                               $24,425
Oct. 00            $15,274                               $23,170
Nov. 00            $15,286                               $22,222

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                           1.23        7.86          4.34

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE CONTINENTAL SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, AND SWITZERLAND.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN CONTINENTAL SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL CAP COMPANIES IN CONTINENTAL EUROPE.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
JANUARY 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL SMALL     SALOMON SMITH BARNEY
           CAP VALUE PORTFOLIO    EXTENDED MARKET INDEX-EPAC
                          $9,900                     $10,000
Jan. 95                   $9,831                      $9,680
Feb. 95                   $9,682                      $9,522
Mar. 95                   $9,999                      $9,925
Apr. 95                  $10,256                     $10,223
May. 95                  $10,068                     $10,028
Jun. 95                   $9,880                      $9,894
Jul. 95                  $10,266                     $10,481
Aug. 95                  $10,009                     $10,209
Sep. 95                   $9,860                     $10,288
Oct. 95                   $9,544                      $9,995
Nov. 95                   $9,632                     $10,088
Dec. 95                  $10,015                     $10,478
Jan. 96                  $10,214                     $10,663
Feb. 96                  $10,324                     $10,823
Mar. 96                  $10,463                     $11,074
Apr. 96                  $11,010                     $11,660
May. 96                  $11,070                     $11,559
Jun. 96                  $10,920                     $11,581
Jul. 96                  $10,472                     $11,146
Aug. 96                  $10,422                     $11,229
Sep. 96                  $10,422                     $11,285
Oct. 96                  $10,293                     $11,200
Nov. 96                  $10,402                     $11,364
Dec. 96                  $10,109                     $11,157
Jan. 97                   $9,859                     $10,859
Feb. 97                   $9,942                     $11,058
Mar. 97                   $9,858                     $10,935
Apr. 97                   $9,630                     $10,772
May. 97                  $10,274                     $11,452
Jun. 97                  $10,430                     $11,724
Jul. 97                  $10,025                     $11,495
Aug. 97                   $9,568                     $10,979
Sep. 97                   $9,391                     $11,123
Oct. 97                   $9,017                     $10,687
Nov. 97                   $8,259                     $10,260
Dec. 97                   $7,812                     $10,010
Jan. 98                   $8,372                     $10,478
Feb. 98                   $9,205                     $11,255
Mar. 98                   $9,392                     $11,784
Apr. 98                   $9,228                     $11,878
May. 98                   $9,140                     $12,153
Jun. 98                   $8,877                     $11,810
Jul. 98                   $8,603                     $11,781
Aug. 98                   $7,659                     $10,401
Sep. 98                   $7,461                     $10,087
Oct. 98                   $7,922                     $10,807
Nov. 98                   $8,273                     $11,162
Dec. 98                   $8,225                     $11,425
Jan. 99                   $8,053                     $11,380
Feb. 99                   $7,950                     $11,170
Mar. 99                   $8,419                     $11,569
Apr. 99                   $9,290                     $12,163
May. 99                   $9,210                     $11,838
Jun. 99                   $9,817                     $12,238
Jul. 99                  $10,138                     $12,709
Aug. 99                  $10,184                     $12,904
Sep. 99                  $10,127                     $12,863
Oct. 99                   $9,943                     $12,756
Nov. 99                   $9,726                     $13,204
Dec. 99                   $9,791                     $14,049
Jan. 00                   $9,638                     $13,686
Feb. 00                   $9,403                     $14,175
Mar. 00                   $9,767                     $14,297
Apr. 00                   $9,156                     $13,397
May. 00                   $9,297                     $13,171
Jun. 00                  $10,107                     $14,023
Jul. 00                   $9,731                     $13,531
Aug. 00                   $9,907                     $13,890
Sep. 00                   $9,590                     $13,199
Oct. 00                   $9,086                     $12,484
Nov. 00                   $9,203                     $12,021

ANNUALIZED                                             FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    JANUARY 1995
---------------------------------------------------------------
                          -6.01        -1.05          -1.39

- THIS PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF SMALL PUBLICLY TRADED INTERNATIONAL COMPANIES. COUNTRY WEIGHTINGS ARE DETERMINED FIRST BY USING REGIONAL TARGET WEIGHTS, CURRENTLY 35% IN JAPAN, 15% IN THE PACIFIC RIM, 35% IN CONTINENTAL EUROPE, 15% IN THE UNITED KINGDOM. WITHIN MULTIPLE COUNTRY REGIONS, COUNTRY WEIGHTS ARE RELATIVE TO THE SIZE OF SMALL CAP MARKETS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         EMERGING MARKETS  MSCI EMERGING MARKETS FREE
            PORTFOLIO          INDEX (PRICE ONLY)
                   $9,850                     $10,000
May. 94            $9,998                     $10,320
Jun. 94           $10,047                     $10,018
Jul. 94           $10,775                     $10,635
Aug. 94           $11,741                     $11,942
Sep. 94           $11,859                     $12,066
Oct. 94           $11,505                     $11,832
Nov. 94           $11,131                     $11,204
Dec. 94           $10,323                     $10,296
Jan. 95            $9,367                      $9,194
Feb. 95            $9,308                      $8,950
Mar. 95            $9,712                      $8,985
Apr. 95           $10,185                      $9,371
May. 95           $10,904                      $9,844
Jun. 95           $10,963                      $9,853
Jul. 95           $11,396                     $10,059
Aug. 95           $10,963                      $9,809
Sep. 95           $10,755                      $9,749
Oct. 95           $10,381                      $9,367
Nov. 95           $10,243                      $9,191
Dec. 95           $10,544                      $9,581
Jan. 96           $11,672                     $10,253
Feb. 96           $11,425                     $10,073
Mar. 96           $11,514                     $10,133
Apr. 96           $11,841                     $10,502
May. 96           $11,841                     $10,429
Jun. 96           $11,930                     $10,472
Jul. 96           $10,910                      $9,738
Aug. 96           $11,216                      $9,973
Sep. 96           $11,454                     $10,045
Oct. 96           $11,196                      $9,770
Nov. 96           $11,593                      $9,922
Dec. 96           $11,746                      $9,954
Jan. 97           $12,933                     $10,624
Feb. 97           $13,092                     $11,072
Mar. 97           $12,723                     $10,754
Apr. 97           $12,235                     $10,735
May. 97           $12,833                     $11,014
Jun. 97           $13,362                     $11,580
Jul. 97           $13,371                     $11,729
Aug. 97           $11,425                     $10,223
Sep. 97           $11,894                     $10,490
Oct. 97           $10,128                      $8,760
Nov. 97            $9,589                      $8,435
Dec. 97            $9,524                      $8,619
Jan. 98            $9,339                      $7,936
Feb. 98           $10,253                      $8,760
Mar. 98           $10,613                      $9,111
Apr. 98           $10,438                      $8,994
May. 98            $9,236                      $7,734
Jun. 98            $8,403                      $6,907
Jul. 98            $8,753                      $7,101
Aug. 98            $6,534                      $5,022
Sep. 98            $6,554                      $5,326
Oct. 98            $7,612                      $5,880
Nov. 98            $8,383                      $6,363
Dec. 98            $8,625                      $6,247
Jan. 99            $8,417                      $6,142
Feb. 99            $8,500                      $6,197
Mar. 99            $9,270                      $6,994
Apr. 99           $10,922                      $7,849
May. 99           $10,902                      $7,779
Jun. 99           $11,972                      $8,646
Jul. 99           $11,785                      $8,398
Aug. 99           $11,734                      $8,468
Sep. 99           $11,349                      $8,171
Oct. 99           $11,786                      $8,338
Nov. 99           $12,856                      $9,082
Dec. 99           $14,810                     $10,226
Jan. 00           $14,580                     $10,267
Feb. 00           $14,192                     $10,399
Mar. 00           $14,276                     $10,433
Apr. 00           $13,355                      $9,430
May. 00           $12,613                      $9,020
Jun. 00           $12,864                      $9,308
Jul. 00           $12,110                      $8,819
Aug. 00           $12,236                      $8,849
Sep. 00           $11,356                      $8,065
Oct. 00           $10,634                      $7,477
Nov. 00            $9,964                      $6,819

ANNUALIZED                                           FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    MAY 1994
------------------------------------------------------------
                          -22.88       -0.65         -0.05

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 1998-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          EMERGING MARKETS     MSCI EMERGING MARKETS
         SMALL CAP PORTFOLIO  FREE INDEX (PRICE ONLY)
                      $9,900                  $10,000
Mar. 98              $10,385                  $10,400
Apr. 98              $10,643                  $10,267
May. 98               $9,959                   $8,828
Jun. 98               $9,326                   $7,885
Jul. 98               $9,554                   $8,106
Aug. 98               $7,366                   $5,733
Sep. 98               $7,079                   $6,080
Oct. 98               $7,970                   $6,712
Nov. 98               $8,999                   $7,264
Dec. 98               $9,301                   $7,131
Jan. 99               $8,899                   $7,011
Feb. 99               $8,888                   $7,074
Mar. 99               $9,743                   $7,984
Apr. 99              $11,824                   $8,960
May. 99              $12,235                   $8,880
Jun. 99              $13,749                   $9,870
Jul. 99              $13,666                   $9,586
Aug. 99              $13,923                   $9,667
Sep. 99              $13,748                   $9,328
Oct. 99              $14,201                   $9,518
Nov. 99              $15,323                  $10,368
Dec. 99              $17,239                  $11,673
Jan. 00              $17,568                  $11,720
Feb. 00              $17,343                  $11,871
Mar. 00              $17,291                  $11,910
Apr. 00              $16,029                  $10,764
May. 00              $15,147                  $10,296
Jun. 00              $15,112                  $10,626
Jul. 00              $14,611                  $10,067
Aug. 00              $14,558                  $10,102
Sep. 00              $13,642                   $9,207
Oct. 00              $12,554                   $8,535
Nov. 00              $11,741                   $7,784

ANNUALIZED                              FROM
TOTAL RETURN (%)         ONE YEAR    MARCH 1998
-----------------------------------------------
                          -24.14        6.01

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
DECEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA ONE-YEAR FIXED INCOME  THREE-MONTH U.S. TREASURY BILL
                         PORTFOLIO                           INDEX
                           $10,000                         $10,000
Dec. 90                    $10,086                         $10,074
Jan. 91                    $10,156                         $10,136
Feb. 91                    $10,219                         $10,189
Mar. 91                    $10,282                         $10,242
Apr. 91                    $10,355                         $10,306
May. 91                    $10,419                         $10,357
Jun. 91                    $10,459                         $10,404
Jul. 91                    $10,533                         $10,458
Aug. 91                    $10,618                         $10,511
Sep. 91                    $10,707                         $10,564
Oct. 91                    $10,773                         $10,617
Nov. 91                    $10,861                         $10,668
Dec. 91                    $10,966                         $10,719
Jan. 92                    $11,003                         $10,756
Feb. 92                    $11,039                         $10,787
Mar. 92                    $11,062                         $10,825
Apr. 92                    $11,135                         $10,870
May. 92                    $11,192                         $10,905
Jun. 92                    $11,266                         $10,944
Jul. 92                    $11,350                         $10,986
Aug. 92                    $11,405                         $11,018
Sep. 92                    $11,479                         $11,056
Oct. 92                    $11,486                         $11,079
Nov. 92                    $11,473                         $11,107
Dec. 92                    $11,535                         $11,141
Jan. 93                    $11,608                         $11,173
Feb. 93                    $11,655                         $11,200
Mar. 93                    $11,710                         $11,228
Apr. 93                    $11,766                         $11,256
May. 93                    $11,775                         $11,281
Jun. 93                    $11,824                         $11,315
Jul. 93                    $11,860                         $11,344
Aug. 93                    $11,915                         $11,376
Sep. 93                    $11,959                         $11,407
Oct. 93                    $11,982                         $11,433
Nov. 93                    $12,004                         $11,462
Dec. 93                    $12,043                         $11,496
Jan. 94                    $12,103                         $11,529
Feb. 94                    $12,079                         $11,551
Mar. 94                    $12,074                         $11,585
Apr. 94                    $12,067                         $11,614
May. 94                    $12,093                         $11,648
Jun. 94                    $12,132                         $11,696
Jul. 94                    $12,204                         $11,738
Aug. 94                    $12,250                         $11,779
Sep. 94                    $12,271                         $11,823
Oct. 94                    $12,312                         $11,874
Nov. 94                    $12,303                         $11,921
Dec. 94                    $12,340                         $11,981
Jan. 95                    $12,456                         $12,041
Feb. 95                    $12,574                         $12,099
Mar. 95                    $12,651                         $12,160
Apr. 95                    $12,733                         $12,217
May. 95                    $12,868                         $12,281
Jun. 95                    $12,940                         $12,344
Jul. 95                    $13,008                         $12,403
Aug. 95                    $13,073                         $12,465
Sep. 95                    $13,130                         $12,520
Oct. 95                    $13,200                         $12,579
Nov. 95                    $13,262                         $12,635
Dec. 95                    $13,324                         $12,705
Jan. 96                    $13,381                         $12,763
Feb. 96                    $13,434                         $12,814
Mar. 96                    $13,493                         $12,862
Apr. 96                    $13,539                         $12,917
May. 96                    $13,583                         $12,974
Jun. 96                    $13,655                         $13,027
Jul. 96                    $13,718                         $13,086
Aug. 96                    $13,784                         $13,144
Sep. 96                    $13,865                         $13,206
Oct. 96                    $13,965                         $13,263
Nov. 96                    $14,046                         $13,320
Dec. 96                    $14,094                         $13,379
Jan. 97                    $14,163                         $13,440
Feb. 97                    $14,221                         $13,493
Mar. 97                    $14,245                         $13,549
Apr. 97                    $14,339                         $13,614
May. 97                    $14,408                         $13,684
Jun. 97                    $14,493                         $13,734
Jul. 97                    $14,592                         $13,796
Aug. 97                    $14,634                         $13,855
Sep. 97                    $14,720                         $13,919
Oct. 97                    $14,806                         $13,979
Nov. 97                    $14,850                         $14,034
Dec. 97                    $14,938                         $14,094
Jan. 98                    $15,026                         $14,160
Feb. 98                    $15,075                         $14,211
Mar. 98                    $15,151                         $14,278
Apr. 98                    $15,207                         $14,342
May. 98                    $15,290                         $14,402
Jun. 98                    $15,349                         $14,463
Jul. 98                    $15,436                         $14,527
Aug. 98                    $15,505                         $14,593
Sep. 98                    $15,577                         $14,668
Oct. 98                    $15,631                         $14,725
Nov. 98                    $15,700                         $14,774
Dec. 98                    $15,786                         $14,833
Jan. 99                    $15,848                         $14,886
Feb. 99                    $15,886                         $14,929
Mar. 99                    $15,965                         $14,990
Apr. 99                    $16,034                         $15,044
May. 99                    $16,068                         $15,103
Jun. 99                    $16,135                         $15,167
Jul. 99                    $16,187                         $15,229
Aug. 99                    $16,211                         $15,290
Sep. 99                    $16,299                         $15,358
Oct. 99                    $16,372                         $15,418
Nov. 99                    $16,451                         $15,480
Dec. 99                    $16,512                         $15,550
Jan. 00                    $16,545                         $15,617
Feb. 00                    $16,649                         $15,685
Mar. 00                    $16,732                         $15,767
Apr. 00                    $16,792                         $15,841
May. 00                    $16,859                         $15,938
Jun. 00                    $16,981                         $16,006
Jul. 00                    $17,093                         $16,078
Aug. 00                    $17,197                         $16,162
Sep. 00                    $17,326                         $16,247
Oct. 00                    $17,411                         $16,332
Nov. 00                    $17,517                         $16,422

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                           6.48        5.72          5.77

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY INVESTING IN THE DFA ONE-YEAR FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH USES A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
MARCH 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          DFA TWO-YEAR GLOBAL      MERRILL LYNCH 1-3      MERRILL LYNCH 1-3 YEAR
         FIXED INCOME PORTFOLIO  YEAR GOVERNMENT INDEX  GOVERNMENT/CORPORATE INDEX
                        $10,000                $10,000                     $10,000
Mar. 96                 $10,046                 $9,991                      $9,993
Apr. 96                 $10,096                 $9,999                     $10,002
May. 96                 $10,147                $10,020                     $10,023
Jun. 96                 $10,184                $10,092                     $10,096
Jul. 96                 $10,256                $10,131                     $10,137
Aug. 96                 $10,357                $10,166                     $10,172
Sep. 96                 $10,429                $10,258                     $10,265
Oct. 96                 $10,520                $10,374                     $10,381
Nov. 96                 $10,592                $10,454                     $10,461
Dec. 96                 $10,635                $10,454                     $10,462
Jan. 97                 $10,709                $10,503                     $10,511
Feb. 97                 $10,750                $10,528                     $10,536
Mar. 97                 $10,747                $10,523                     $10,534
Apr. 97                 $10,811                $10,610                     $10,620
May. 97                 $10,884                $10,682                     $10,694
Jun. 97                 $10,962                $10,755                     $10,767
Jul. 97                 $11,016                $10,874                     $10,887
Aug. 97                 $11,059                $10,884                     $10,898
Sep. 97                 $11,128                $10,966                     $10,981
Oct. 97                 $11,171                $11,047                     $11,061
Nov. 97                 $11,204                $11,074                     $11,087
Dec. 97                 $11,260                $11,149                     $11,163
Jan. 98                 $11,351                $11,257                     $11,271
Feb. 98                 $11,396                $11,268                     $11,282
Mar. 98                 $11,458                $11,314                     $11,331
Apr. 98                 $11,492                $11,367                     $11,385
May. 98                 $11,561                $11,427                     $11,448
Jun. 98                 $11,603                $11,487                     $11,507
Jul. 98                 $11,661                $11,541                     $11,562
Aug. 98                 $11,741                $11,686                     $11,698
Sep. 98                 $11,814                $11,841                     $11,850
Oct. 98                 $11,872                $11,899                     $11,902
Nov. 98                 $11,918                $11,889                     $11,890
Dec. 98                 $11,988                $11,930                     $11,936
Jan. 99                 $12,047                $11,978                     $11,987
Feb. 99                 $12,094                $11,919                     $11,935
Mar. 99                 $12,149                $12,003                     $12,022
Apr. 99                 $12,196                $12,041                     $12,064
May. 99                 $12,219                $12,034                     $12,057
Jun. 99                 $12,269                $12,071                     $12,094
Jul. 99                 $12,294                $12,110                     $12,127
Aug. 99                 $12,342                $12,145                     $12,159
Sep. 99                 $12,405                $12,224                     $12,241
Oct. 99                 $12,429                $12,257                     $12,277
Nov. 99                 $12,478                $12,280                     $12,304
Dec. 99                 $12,537                $12,297                     $12,326
Jan. 00                 $12,562                $12,293                     $12,323
Feb. 00                 $12,638                $12,375                     $12,406
Mar. 00                 $12,693                $12,452                     $12,479
Apr. 00                 $12,745                $12,484                     $12,508
May. 00                 $12,783                $12,535                     $12,553
Jun. 00                 $12,860                $12,666                     $12,690
Jul. 00                 $12,925                $12,745                     $12,776
Aug. 00                 $13,003                $12,840                     $12,874
Sep. 00                 $13,091                $12,932                     $12,975
Oct. 00                 $13,157                $13,002                     $13,036
Nov. 00                 $13,249                $13,125                     $13,164

ANNUALIZED                              FROM
TOTAL RETURN (%)         ONE YEAR    MARCH 1996
-----------------------------------------------
                           6.18         6.10

- THE PORTFOLIO INVESTS IN THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY, WHICH IN TURN SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE MERRILL LYNCH 1-3 YEAR GOVERNMENT INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
DECEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA FIVE-YEAR GOVERNMENT  LEHMAN INTERMEDIATE GOVERNMENT
                        PORTFOLIO                           INDEX
                          $10,000                         $10,000
Dec. 90                   $10,156                         $10,138
Jan. 91                   $10,255                         $10,242
Feb. 91                   $10,307                         $10,305
Mar. 91                   $10,344                         $10,362
Apr. 91                   $10,463                         $10,468
May. 91                   $10,516                         $10,527
Jun. 91                   $10,493                         $10,535
Jul. 91                   $10,637                         $10,649
Aug. 91                   $10,852                         $10,851
Sep. 91                   $11,063                         $11,036
Oct. 91                   $11,199                         $11,162
Nov. 91                   $11,344                         $11,292
Dec. 91                   $11,641                         $11,567
Jan. 92                   $11,501                         $11,456
Feb. 92                   $11,527                         $11,491
Mar. 92                   $11,458                         $11,445
Apr. 92                   $11,588                         $11,548
May. 92                   $11,769                         $11,720
Jun. 92                   $11,987                         $11,889
Jul. 92                   $12,256                         $12,117
Aug. 92                   $12,412                         $12,241
Sep. 92                   $12,617                         $12,410
Oct. 92                   $12,404                         $12,261
Nov. 92                   $12,318                         $12,211
Dec. 92                   $12,490                         $12,368
Jan. 93                   $12,734                         $12,598
Feb. 93                   $12,930                         $12,783
Mar. 93                   $12,984                         $12,831
Apr. 93                   $13,097                         $12,931
May. 93                   $13,040                         $12,896
Jun. 93                   $13,246                         $13,083
Jul. 93                   $13,250                         $13,109
Aug. 93                   $13,502                         $13,304
Sep. 93                   $13,553                         $13,359
Oct. 93                   $13,584                         $13,391
Nov. 93                   $13,485                         $13,325
Dec. 93                   $13,528                         $13,380
Jan. 94                   $13,692                         $13,513
Feb. 94                   $13,445                         $13,327
Mar. 94                   $13,210                         $13,133
Apr. 94                   $13,077                         $13,047
May. 94                   $13,096                         $13,057
Jun. 94                   $13,088                         $13,059
Jul. 94                   $13,265                         $13,230
Aug. 94                   $13,303                         $13,269
Sep. 94                   $13,168                         $13,159
Oct. 94                   $13,165                         $13,161
Nov. 94                   $13,064                         $13,103
Dec. 94                   $13,102                         $13,146
Jan. 95                   $13,251                         $13,361
Feb. 95                   $13,391                         $13,619
Mar. 95                   $13,458                         $13,694
Apr. 95                   $13,557                         $13,852
May. 95                   $13,809                         $14,243
Jun. 95                   $13,887                         $14,334
Jul. 95                   $13,943                         $14,341
Aug. 95                   $14,046                         $14,459
Sep. 95                   $14,115                         $14,556
Oct. 95                   $14,214                         $14,716
Nov. 95                   $14,285                         $14,895
Dec. 95                   $14,353                         $15,043
Jan. 96                   $14,422                         $15,169
Feb. 96                   $14,480                         $15,008
Mar. 96                   $14,524                         $14,939
Apr. 96                   $14,553                         $14,896
May. 96                   $14,595                         $14,889
Jun. 96                   $14,726                         $15,041
Jul. 96                   $14,770                         $15,087
Aug. 96                   $14,800                         $15,104
Sep. 96                   $14,977                         $15,299
Oct. 96                   $15,199                         $15,549
Nov. 96                   $15,362                         $15,738
Dec. 96                   $15,302                         $15,653
Jan. 97                   $15,363                         $15,712
Feb. 97                   $15,378                         $15,737
Mar. 97                   $15,332                         $15,648
Apr. 97                   $15,470                         $15,824
May. 97                   $15,577                         $15,948
Jun. 97                   $15,691                         $16,085
Jul. 97                   $15,893                         $16,381
Aug. 97                   $15,893                         $16,319
Sep. 97                   $16,019                         $16,497
Oct. 97                   $16,144                         $16,690
Nov. 97                   $16,190                         $16,726
Dec. 97                   $16,279                         $16,862
Jan. 98                   $16,377                         $17,081
Feb. 98                   $16,441                         $17,062
Mar. 98                   $16,522                         $17,115
Apr. 98                   $16,586                         $17,197
May. 98                   $16,667                         $17,316
Jun. 98                   $16,727                         $17,432
Jul. 98                   $16,809                         $17,498
Aug. 98                   $16,875                         $17,829
Sep. 98                   $16,957                         $18,244
Oct. 98                   $17,024                         $18,275
Nov. 98                   $17,090                         $18,219
Dec. 98                   $17,164                         $18,290
Jan. 99                   $17,232                         $18,372
Feb. 99                   $17,284                         $18,120
Mar. 99                   $17,369                         $18,240
Apr. 99                   $17,436                         $18,289
May. 99                   $17,436                         $18,178
Jun. 99                   $17,497                         $18,205
Jul. 99                   $17,532                         $18,207
Aug. 99                   $17,567                         $18,232
Sep. 99                   $17,689                         $18,389
Oct. 99                   $17,740                         $18,426
Nov. 99                   $17,791                         $18,439
Dec. 99                   $17,813                         $18,381
Jan. 00                   $17,830                         $18,319
Feb. 00                   $17,955                         $18,471
Mar. 00                   $18,009                         $18,682
Apr. 00                   $18,081                         $18,674
May. 00                   $18,135                         $18,725
Jun. 00                   $18,320                         $19,022
Jul. 00                   $18,430                         $19,148
Aug. 00                   $18,559                         $19,362
Sep. 00                   $18,706                         $19,531
Oct. 00                   $18,779                         $19,665
Nov. 00                   $18,888                         $19,955

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                           6.16        5.75          6.57

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF FIVE YEARS.

- THIS PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
DECEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          DFA FIVE-YEAR GLOBAL      LEHMAN INTERMEDIATE
         FIXED INCOME PORTFOLIO  GOVERNMENT/CORPORATE INDEX  LEHMAN AGGREGATE INDEX
                        $10,000                     $10,000                 $10,000
Dec. 90                 $10,060                     $10,137                 $10,156
Jan. 91                 $10,126                     $10,240                 $10,282
Feb. 91                 $10,185                     $10,322                 $10,369
Mar. 91                 $10,214                     $10,393                 $10,441
Apr. 91                 $10,320                     $10,506                 $10,554
May. 91                 $10,378                     $10,570                 $10,615
Jun. 91                 $10,376                     $10,577                 $10,610
Jul. 91                 $10,479                     $10,696                 $10,757
Aug. 91                 $10,655                     $10,900                 $10,989
Sep. 91                 $10,819                     $11,088                 $11,212
Oct. 91                 $10,942                     $11,214                 $11,337
Nov. 91                 $11,047                     $11,343                 $11,441
Dec. 91                 $11,342                     $11,620                 $11,781
Jan. 92                 $11,199                     $11,514                 $11,621
Feb. 92                 $11,225                     $11,559                 $11,696
Mar. 92                 $11,155                     $11,514                 $11,631
Apr. 92                 $11,255                     $11,615                 $11,715
May. 92                 $11,426                     $11,795                 $11,936
Jun. 92                 $11,620                     $11,970                 $12,101
Jul. 92                 $11,867                     $12,208                 $12,348
Aug. 92                 $12,008                     $12,330                 $12,472
Sep. 92                 $12,196                     $12,498                 $12,621
Oct. 92                 $12,010                     $12,335                 $12,453
Nov. 92                 $11,931                     $12,288                 $12,455
Dec. 92                 $12,078                     $12,453                 $12,653
Jan. 93                 $12,292                     $12,695                 $12,896
Feb. 93                 $12,477                     $12,895                 $13,122
Mar. 93                 $12,508                     $12,947                 $13,177
Apr. 93                 $12,513                     $13,050                 $13,269
May. 93                 $12,506                     $13,022                 $13,287
Jun. 93                 $12,746                     $13,226                 $13,527
Jul. 93                 $12,854                     $13,258                 $13,604
Aug. 93                 $13,093                     $13,469                 $13,842
Sep. 93                 $13,125                     $13,524                 $13,880
Oct. 93                 $13,260                     $13,560                 $13,931
Nov. 93                 $13,294                     $13,484                 $13,813
Dec. 93                 $13,474                     $13,546                 $13,887
Jan. 94                 $13,563                     $13,697                 $14,075
Feb. 94                 $13,251                     $13,494                 $13,830
Mar. 94                 $12,920                     $13,271                 $13,488
Apr. 94                 $12,836                     $13,181                 $13,380
May. 94                 $12,736                     $13,190                 $13,379
Jun. 94                 $12,623                     $13,161                 $13,351
Jul. 94                 $12,717                     $13,351                 $13,616
Aug. 94                 $12,815                     $13,392                 $13,633
Sep. 94                 $12,752                     $13,269                 $13,432
Oct. 94                 $12,776                     $13,268                 $13,420
Nov. 94                 $12,908                     $13,208                 $13,391
Dec. 94                 $12,891                     $13,254                 $13,483
Jan. 95                 $12,995                     $13,477                 $13,750
Feb. 95                 $13,186                     $13,756                 $14,077
Mar. 95                 $13,449                     $13,834                 $14,163
Apr. 95                 $13,632                     $14,006                 $14,362
May. 95                 $13,966                     $14,429                 $14,917
Jun. 95                 $13,992                     $14,525                 $15,026
Jul. 95                 $14,114                     $14,527                 $14,993
Aug. 95                 $14,214                     $14,659                 $15,175
Sep. 95                 $14,415                     $14,765                 $15,322
Oct. 95                 $14,562                     $14,929                 $15,521
Nov. 95                 $14,876                     $15,124                 $15,754
Dec. 95                 $14,961                     $15,283                 $15,974
Jan. 96                 $15,085                     $15,414                 $16,080
Feb. 96                 $14,927                     $15,234                 $15,800
Mar. 96                 $15,037                     $15,156                 $15,689
Apr. 96                 $15,124                     $15,103                 $15,602
May. 96                 $15,271                     $15,091                 $15,570
Jun. 96                 $15,328                     $15,251                 $15,779
Jul. 96                 $15,461                     $15,297                 $15,822
Aug. 96                 $15,698                     $15,309                 $15,795
Sep. 96                 $15,979                     $15,522                 $16,070
Oct. 96                 $16,277                     $15,797                 $16,426
Nov. 96                 $16,531                     $16,005                 $16,707
Dec. 96                 $16,573                     $15,903                 $16,552
Jan. 97                 $16,715                     $15,965                 $16,603
Feb. 97                 $16,874                     $15,995                 $16,645
Mar. 97                 $16,759                     $15,885                 $16,460
Apr. 97                 $16,888                     $16,072                 $16,707
May. 97                 $17,017                     $16,206                 $16,865
Jun. 97                 $17,279                     $16,353                 $17,066
Jul. 97                 $17,489                     $16,685                 $17,527
Aug. 97                 $17,523                     $16,602                 $17,378
Sep. 97                 $17,686                     $16,794                 $17,635
Oct. 97                 $17,751                     $16,981                 $17,891
Nov. 97                 $17,833                     $17,018                 $17,973
Dec. 97                 $17,950                     $17,154                 $18,155
Jan. 98                 $18,128                     $17,379                 $18,387
Feb. 98                 $18,253                     $17,365                 $18,372
Mar. 98                 $18,368                     $17,420                 $18,435
Apr. 98                 $18,440                     $17,508                 $18,531
May. 98                 $18,584                     $17,635                 $18,707
Jun. 98                 $18,665                     $17,748                 $18,866
Jul. 98                 $18,792                     $17,810                 $18,905
Aug. 98                 $18,954                     $18,090                 $19,214
Sep. 98                 $19,183                     $18,544                 $19,663
Oct. 98                 $19,310                     $18,525                 $19,559
Nov. 98                 $19,401                     $18,524                 $19,670
Dec. 98                 $19,453                     $18,598                 $19,729
Jan. 99                 $19,620                     $18,700                 $19,869
Feb. 99                 $19,677                     $18,425                 $19,522
Mar. 99                 $19,823                     $18,563                 $19,629
Apr. 99                 $19,954                     $18,621                 $19,692
May. 99                 $19,954                     $18,477                 $19,519
Jun. 99                 $19,868                     $18,490                 $19,456
Jul. 99                 $19,888                     $18,474                 $19,374
Aug. 99                 $19,946                     $18,489                 $19,365
Sep. 99                 $20,029                     $18,660                 $19,589
Oct. 99                 $20,029                     $18,709                 $19,662
Nov. 99                 $20,105                     $18,731                 $19,660
Dec. 99                 $20,176                     $18,670                 $19,566
Jan. 00                 $20,216                     $18,601                 $19,501
Feb. 00                 $20,315                     $18,753                 $19,737
Mar. 00                 $20,441                     $18,948                 $19,998
Apr. 00                 $20,541                     $18,905                 $19,940
May. 00                 $20,580                     $18,935                 $19,930
Jun. 00                 $20,706                     $19,268                 $20,344
Jul. 00                 $20,826                     $19,414                 $20,529
Aug. 00                 $20,926                     $19,644                 $20,827
Sep. 00                 $21,066                     $19,822                 $20,958
Oct. 00                 $21,209                     $19,913                 $21,096
Nov. 00                 $21,330                     $20,184                 $21,442

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                           6.09        7.47          7.87

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. THE PORTFOLIO IS DIVERSIFIED ACROSS COUNTRIES. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED ONLY IF SUFFICIENT PREMIUMS WARRANT IT. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF INTERNATIONAL CURVES ARE INVERTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE LEHMAN AGGREGATE INDEX IS MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

Lehman Intermediate Government/Corporate Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
NOVEMBER 1990-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERMEDIATE GOVERNMENT
           FIXED INCOME PORTFOLIO     LEHMAN GOVERNMENT INDEX
                             $10,000                  $10,000
Dec. 90                      $10,182                  $10,155
Jan. 91                      $10,302                  $10,264
Feb. 91                      $10,376                  $10,322
Mar. 91                      $10,406                  $10,375
Apr. 91                      $10,518                  $10,489
May. 91                      $10,584                  $10,530
Jun. 91                      $10,550                  $10,515
Jul. 91                      $10,690                  $10,640
Aug. 91                      $10,946                  $10,887
Sep. 91                      $11,214                  $11,116
Oct. 91                      $11,339                  $11,214
Nov. 91                      $11,494                  $11,326
Dec. 91                      $11,901                  $11,712
Jan. 92                      $11,663                  $11,529
Feb. 92                      $11,678                  $11,574
Mar. 92                      $11,596                  $11,507
Apr. 92                      $11,727                  $11,579
May. 92                      $11,930                  $11,794
Jun. 92                      $12,166                  $11,962
Jul. 92                      $12,533                  $12,264
Aug. 92                      $12,701                  $12,378
Sep. 92                      $12,916                  $12,552
Oct. 92                      $12,684                  $12,372
Nov. 92                      $12,609                  $12,351
Dec. 92                      $12,806                  $12,558
Jan. 93                      $13,114                  $12,826
Feb. 93                      $13,430                  $13,082
Mar. 93                      $13,514                  $13,125
Apr. 93                      $13,623                  $13,226
May. 93                      $13,615                  $13,212
Jun. 93                      $13,927                  $13,505
Jul. 93                      $13,967                  $13,587
Aug. 93                      $14,277                  $13,890
Sep. 93                      $14,394                  $13,943
Oct. 93                      $14,423                  $13,996
Nov. 93                      $14,228                  $13,842
Dec. 93                      $14,295                  $13,896
Jan. 94                      $14,494                  $14,087
Feb. 94                      $14,164                  $13,788
Mar. 94                      $13,819                  $13,478
Apr. 94                      $13,647                  $13,371
May. 94                      $13,630                  $13,354
Jun. 94                      $13,587                  $13,323
Jul. 94                      $13,822                  $13,568
Aug. 94                      $13,867                  $13,571
Sep. 94                      $13,645                  $13,380
Oct. 94                      $13,628                  $13,370
Nov. 94                      $13,558                  $13,346
Dec. 94                      $13,618                  $13,428
Jan. 95                      $13,867                  $13,677
Feb. 95                      $14,233                  $13,972
Mar. 95                      $14,307                  $14,060
Apr. 95                      $14,530                  $14,244
May. 95                      $15,165                  $14,818
Jun. 95                      $15,290                  $14,932
Jul. 95                      $15,213                  $14,877
Aug. 95                      $15,390                  $15,051
Sep. 95                      $15,521                  $15,195
Oct. 95                      $15,738                  $15,426
Nov. 95                      $16,007                  $15,667
Dec. 95                      $16,217                  $15,889
Jan. 96                      $16,346                  $15,986
Feb. 96                      $16,044                  $15,660
Mar. 96                      $15,853                  $15,530
Apr. 96                      $15,707                  $15,431
May. 96                      $15,649                  $15,404
Jun. 96                      $15,860                  $15,603
Jul. 96                      $15,890                  $15,642
Aug. 96                      $15,846                  $15,608
Sep. 96                      $16,131                  $15,867
Oct. 96                      $16,505                  $16,216
Nov. 96                      $16,804                  $16,498
Dec. 96                      $16,601                  $16,330
Jan. 97                      $16,631                  $16,348
Feb. 97                      $16,646                  $16,371
Mar. 97                      $16,441                  $16,197
Apr. 97                      $16,673                  $16,430
May. 97                      $16,828                  $16,572
Jun. 97                      $17,010                  $16,757
Jul. 97                      $17,527                  $17,233
Aug. 97                      $17,308                  $17,063
Sep. 97                      $17,590                  $17,318
Oct. 97                      $17,908                  $17,618
Nov. 97                      $17,940                  $17,708
Dec. 97                      $18,121                  $17,894
Jan. 98                      $18,431                  $18,162
Feb. 98                      $18,398                  $18,113
Mar. 98                      $18,426                  $18,164
Apr. 98                      $18,509                  $18,246
May. 98                      $18,707                  $18,434
Jun. 98                      $18,866                  $18,644
Jul. 98                      $18,900                  $18,672
Aug. 98                      $19,384                  $19,157
Sep. 98                      $20,147                  $19,674
Oct. 98                      $19,978                  $19,608
Nov. 98                      $19,928                  $19,613
Dec. 98                      $20,030                  $19,657
Jan. 99                      $20,100                  $19,771
Feb. 99                      $19,511                  $19,300
Mar. 99                      $19,655                  $19,375
Apr. 99                      $19,673                  $19,420
May. 99                      $19,394                  $19,249
Jun. 99                      $19,316                  $19,210
Jul. 99                      $19,264                  $19,182
Aug. 99                      $19,229                  $19,182
Sep. 99                      $19,431                  $19,337
Oct. 99                      $19,449                  $19,368
Nov. 99                      $19,449                  $19,341
Dec. 99                      $19,314                  $19,215
Jan. 00                      $19,187                  $19,242
Feb. 00                      $19,371                  $19,515
Mar. 00                      $19,619                  $19,859
Apr. 00                      $19,507                  $19,803
May. 00                      $19,470                  $19,815
Jun. 00                      $19,974                  $20,168
Jul. 00                      $20,124                  $20,363
Aug. 00                      $20,482                  $20,665
Sep. 00                      $20,679                  $20,723
Oct. 00                      $20,890                  $20,922
Nov. 00                      $21,348                  $21,334

ANNUALIZED
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------
                           9.76        5.93          7.88

- THE PORTFOLIO EMPLOYS A BUY AND HOLD STRATEGY INVESTING IN GOVERNMENT SECURITIES WITH A MATURITY GENERALLY BETWEEN FIVE AND FIFTEEN YEARS AND ORDINARILY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF SEVEN TO TEN YEARS. THE INVESTMENT UNIVERSE INCLUDES OBLIGATIONS OF THE U.S. GOVERNMENT, U.S. GOVERNMENT AGENCIES AND AAA-RATED DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN SECURITIES AND SUPRANATIONALS. PERFORMANCE IS EXPECTED TO MATCH OR EXCEED THE RETURNS OF THE LEHMAN BROTHERS TREASURY INDEX WITHOUT EXCEEDING THE VOLATILITY OF THAT INDEX.

- THIS PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Lehman Government Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                        THE U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                                      VALUE+
                                                                                      ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company..................................                      $1,037,671,845
                                                                                  --------------
    Total Investments (100%) (Cost $773,487,868)++..........                      $1,037,671,845
                                                                                  ==============

--------------
++The cost for federal income tax purposes is $786,756,801.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                  SHARES              VALUE+
                                                                  ------              ------
Investment in The Enhanced U.S. Large Company Series of The
  DFA Investment Trust Company..............................       9,061,486      $   89,889,941
                                                                                  --------------
    Total Investments (100%) (Cost $101,163,108)++..........                      $   89,889,941
                                                                                  ==============

--------------
++The cost for federal income tax purposes is $105,101,560.

                       THE U.S. LARGE CAP VALUE PORTFOLIO

                               NOVEMBER 30, 2000

                                                                  SHARES              VALUE+
                                                                  ------              ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................      84,661,335      $1,245,368,238
                                                                                  --------------
    Total Investments (100%) (Cost $1,153,808,831)++........                      $1,245,368,238
                                                                                  ==============

--------------
++The cost for federal income tax purposes is $1,224,537,519.

                         THE U.S. 4-10 VALUE PORTFOLIO

                               NOVEMBER 30, 2000

                                                                  SHARES              VALUE+
                                                                  ------              ------
Investment in The U.S. 4-10 Value Series of The DFA
  Investment Trust Company..................................       7,558,249      $   67,646,329
                                                                                  --------------
    Total Investments (100%) (Cost $69,126,765)++...........                      $   67,646,329
                                                                                  ==============

--------------
++The cost for federal income tax purposes is $69,128,605.

                         THE U.S. 6-10 VALUE PORTFOLIO

                               NOVEMBER 30, 2000

                                                                  SHARES              VALUE+
                                                                  ------              ------
Investment in The U.S. 6-10 Value Series of The DFA
  Investment Trust Company..................................     159,967,846      $2,634,670,424
                                                                                  --------------
    Total Investments (100%) (Cost $2,341,576,348)++........                      $2,634,670,424
                                                                                  ==============

--------------
++The cost for federal income tax purposes is $2,419,831,357.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                  SHARES              VALUE+
                                                                  ------              ------
Investment in The U.S. 6-10 Small Company Series of The DFA
  Investment Trust Company..................................      50,223,886      $  586,112,750
                                                                                  --------------
    Total Investments (100%) (Cost $547,066,927)++..........                      $  586,112,750
                                                                                  ==============

--------------
++The cost for federal income tax purposes is $569,871,641.

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                  SHARES              VALUE+
                                                                  ------              ------
Investment in The U.S. 9-10 Small Company Series of The DFA
  Investment Trust Company..................................     176,330,326      $1,444,145,370
                                                                                  --------------
    Total Investments (100%) (Cost $1,271,877,922)++........                      $1,444,145,370
                                                                                  ==============

--------------
++The cost for federal income tax purposes is $1,315,663,784.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (98.6%)
 Acadia Realty Trust...................................      43,300    $    254,387
 Aegis Realty, Inc.....................................      14,300         140,319
 Agree Realty Corp.....................................       7,600         106,400
 *Alexander's, Inc.....................................       9,300         649,256
 Alexandria Real Estate Equities, Inc..................      25,700         938,050
 AMB Property Corp.....................................     146,500       3,488,531
 American Industrial Properties........................      31,300         412,769
 American Land Lease Inc...............................       9,300          93,000
 AMLI Residential Properties Trust.....................      30,800         619,850
 Apartment Investment & Management Co. Class A.........     121,100       5,570,600
 Archstone Communities Trust...........................     242,300       5,860,631
 Arden Realty Group, Inc...............................     110,500       2,700,344
 Associated Estates Realty Corp........................      33,500         272,187
 AvalonBay Communities, Inc............................     117,600       5,505,150
 Banyan Strategic Realty Trust.........................      25,000         136,719
 Bedford Property Investors, Inc.......................      32,900         649,775
 BNP Residential Properties, Inc.......................       9,500          74,812
 Boston Properties, Inc................................     123,200       5,228,300
 Boykin Lodging Trust, Inc.............................      29,900         259,756
 Brandywine Realty Trust...............................      65,300       1,281,512
 BRE Properties, Inc. Class A..........................      80,900       2,593,856
 Burnham Pacific Properties, Inc.......................      57,200         271,700
 Cabot Industrial Trust................................      69,000       1,311,000
 Camden Property Trust.................................      67,500       2,096,719
 Capital Automotive....................................      36,800         461,150
 Captec Net Lease Realty, Inc..........................      16,500         180,469
 Carramerica Realty Corp...............................     116,900       3,455,856
 CBL & Associates Properties, Inc......................      44,500       1,020,719
 Center Trust, Inc.....................................      45,200         248,600
 Centerpoint Properties Corp...........................      36,600       1,692,750
 Chateau Communities, Inc..............................      47,800       1,314,500
 Chelsea GCA Realty, Inc...............................      28,800       1,015,200
 Colonial Properties Trust.............................      39,000         979,875
 Commercial Net Lease Realty, Inc......................      53,400         534,000
 Cornerstone Realty Income Trust, Inc..................      69,400         746,050
 Corporate Office Properties Trust.....................      32,200         303,887
 Cousins Properties, Inc...............................      84,900       2,340,056
 Crescent Real Estate Equities, Inc....................     195,300       4,345,425
 Crown American Realty Trust...........................      47,200         250,750
 Developers Diversified Realty Corp....................     101,900       1,235,537
 Duke Realty Investments, Inc..........................     221,600       5,041,400
 Eastgroup Properties, Inc.............................      27,400         542,862
 Entertainment Properties Trust........................      26,200         302,937
 Equity Inns, Inc......................................      64,700         367,981
 Equity Office Properties Trust........................     532,500      16,141,406
 Equity Residential Properties Corp....................     232,500      11,857,500
 Essex Property Trust..................................      32,700       1,718,794
 Federal Realty Investment Trust.......................      70,200       1,351,350
 Felcor Lodging Trust, Inc.............................      97,000       2,146,125
 First Industrial Realty Trust, Inc....................      68,300       2,185,600
 First Union Real Estate Equity & Mortgage
   Investments.........................................      75,700         189,250
 First Washington Realty Trust, Inc....................      18,800         477,050
 Franchise Financial Corp..............................      99,900       2,191,556
 Franklin Select Realty Trust Class A..................      16,800          20,496
 Gables Residential Trust..............................      40,800       1,053,150

                                                               SHARES        VALUE+
                                                               ------        ------

 General Growth Properties.............................      91,900    $  3,021,212
 Glenborough Realty Trust, Inc.........................      51,800         789,950
 Glimcher Realty Trust.................................      41,300         505,925
 Golf Trust America, Inc...............................      14,700         106,575
 Great Lakes REIT, Inc.................................      28,600         471,900
 Highwood Properties, Inc..............................     105,800       2,307,762
 HMG Courtland Properties, Inc.........................       1,500          13,125
 Home Properties of New York, Inc......................      37,200       1,067,175
 Hospitality Properties Trust..........................      98,900       2,138,712
 *Host Funding, Inc....................................       2,800           1,925
 Humphrey Hospitality Trust............................      19,500         141,984
 Income Opportunity Realty Investors, Inc..............       2,500          20,312
 Innkeepers USA Trust..................................      61,100         614,819
 IRT Property Co.......................................      55,400         446,662
 Jameson Inns, Inc.....................................      20,400         136,425
 JDN Realty Corp.......................................      57,500         603,750
 JP Realty, Inc........................................      28,700         441,262
 Keystone Property Trust...............................      16,500         210,375
 Kilroy Realty Corp....................................      45,500       1,222,812
 Kimco Realty Corp.....................................     108,300       4,467,375
 Koger Equity, Inc.....................................      47,400         737,663
 Konover Property Trust, Inc...........................      54,400         217,600
 Kramont Realty Trust..................................      28,600         262,763
 Lasalle Hotel Properties Trust........................      29,800         417,200
 Lexington Corporate Properties Trust..................      30,300         340,875
 Liberty Property Trust................................     118,300       3,105,375
 Macerich Co...........................................      60,200       1,155,088
 Mack-California Realty Corp...........................     104,900       2,779,850
 Malan Realty Investors, Inc...........................       9,100         102,375
 Manufactured Home Communities, Inc....................      36,900         936,338
 Maxus Realty Trust, Inc...............................       1,700          11,209
 Meristar Hospitality Corp.............................      80,500       1,514,406
 *MGI Properties.......................................      22,500          11,813
 Mid-America Apartment Communities, Inc................      30,300         643,875
 Mid-Atlantic Realty Trust.............................      22,000         246,125
 Mills Corp............................................      42,400         710,200
 Mission West Properties, Inc..........................      41,500         539,500
 Monmouth Real Estate Investment Corp. Class A.........      13,000          64,391
 National Golf Properties, Inc.........................      23,900         472,025
 New Plan Excel Realty Trust, Inc......................     154,900       2,110,513
 One Liberty Properties, Inc...........................       5,300          55,650
 Pacific Gulf Properties, Inc..........................      36,000         983,250
 Pan Pacific Retail Properties, Inc....................      56,086       1,160,279
 Parkway Properties, Inc...............................      17,600         491,700
 Pennsylvania Real Estate Investment Trust.............      23,700         450,300
 Philips International Realty Corp.....................      12,900         219,300
 Post Properties, Inc..................................      68,700       2,365,856
 Prentiss Properties Trust.............................      64,700       1,621,544
 Prime Group Realty Trust..............................      26,300         399,431
 *Prime Retail, Inc....................................      75,700          30,753
 Prologis Trust........................................     288,300       6,054,300
 PS Business Parks, Inc................................      42,500       1,139,000
 Public Storage, Inc...................................     220,100       4,828,444

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Ramco-Gershenson Properties Trust.....................      12,300    $    162,975
 Realty Income Corp....................................      46,900       1,125,600
 Reckson Associates Realty Corp........................      81,300       1,905,469
 Reckson Associates Realty Corp........................       9,801         230,324
 Regency Realty Corp...................................      98,600       2,144,550
 RFS Hotel Investors, Inc..............................      42,400         537,950
 Roberts Realty Investment.............................       8,300          65,103
 Rouse Co..............................................     120,900       3,037,613
 Saul Centers, Inc.....................................      22,300         359,588
 Senior Housing Properties Trust.......................      44,900         412,519
 Shurgard Storage Centers, Inc. Class A................      51,700       1,189,100
 Simon Property Group, Inc.............................     300,000       6,881,250
 Sizeler Property Investors, Inc.......................      13,700         102,750
 SL Green Realty Corp..................................      42,200       1,152,588
 Smith (Charles E.) Residential Realty, Inc............      37,900       1,722,081
 Sovran Self Storage, Inc..............................      21,100         382,438
 Spieker Properties, Inc...............................     115,900       6,055,775
 *Stonehaven Realty Trust..............................      10,700           6,688
 Storage USA, Inc......................................      47,200       1,289,150
 Summit Properties, Inc................................      47,400       1,146,488
 Sun Communities, Inc..................................      30,800         954,800
 Tanger Factory Outlet Centers, Inc....................      13,700         274,856
 Tarragon Realty Investors, Inc........................       6,107          70,612
 Taubman Centers, Inc..................................      91,200         946,200
 Town & Country Trust..................................      28,100         488,238
 Transcontinental Realty Investors, Inc................      14,000         203,000
 U.S. Restaurant Properties, Inc.......................      27,600         291,525
 United Dominion Realty Trust, Inc.....................     182,800       1,725,175
 United Mobile Homes, Inc..............................      13,100         112,988

                                                               SHARES        VALUE+
                                                               ------        ------

 Urstadt Biddle Properties Class A.....................      12,100    $     83,188
 Urstadt Biddle Properties, Inc........................       9,200          63,250
 Vornado Realty Trust..................................     154,400       5,703,150
 Washington Real Estate Investment Trust...............      61,700       1,307,269
 Weingarten Realty Investors...........................      46,600       1,928,075
 Westfield America, Inc................................     118,500       1,525,688
 Winston Hotels, Inc...................................      29,700         219,038
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $195,124,116)..................................                 206,943,983
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (1.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $2,965,568) to be
   repurchased at $2,921,486.
   (Cost $2,921,000)...................................    $  2,921       2,921,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $198,045,116)++................................                $209,864,983
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $198,721,023.

                See accompanying Notes to Financial Statements.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (24.7%)
COMMON STOCKS -- (24.7%)
 Acom Co., Ltd.........................................        6,000   $    449,575
 Advantest Corp........................................        4,170        490,140
 Ajinomoto Co., Inc....................................       26,000        314,522
 *All Nippon Airways Co., Ltd..........................       24,000         78,215
 Alps Electric Co., Ltd................................        7,000        152,296
 Amada Co., Ltd........................................       13,000        106,210
 Amano Corp............................................        3,000         25,756
 Aoyama Trading Co., Ltd...............................        2,600         18,543
 *Arabian Oil Co., Ltd.................................        1,000          9,434
 Asahi Bank, Ltd.......................................      118,000        400,537
 Asahi Breweries, Ltd..................................       20,000        212,691
 Asahi Chemical Industry Co., Ltd......................       57,000        356,600
 Asahi Glass Co., Ltd..................................       49,000        481,281
 Asatsu-Dk, Inc........................................        1,700         43,125
 *Ashikaga Bank, Ltd...................................       23,000         42,358
 Autobacs Seven Co., Ltd...............................        1,000         24,239
 Bank of Fukuoka, Ltd..................................       24,000        103,998
 Bank of Tokyo-Mitsubishi, Ltd.........................      196,200      2,121,921
 Bank of Yokohama, Ltd.................................       43,000        191,765
 Benesse Corp..........................................        4,000        124,581
 Bridgestone Corp......................................       36,000        447,842
 Brother Industries, Ltd...............................        6,000         11,916
 CSK Corp..............................................        2,800         50,807
 Canon, Inc............................................       36,000      1,413,725
 Casio Computer Co., Ltd...............................       11,000        100,297
 Chiba Bank, Ltd.......................................       16,000         62,110
 Chubu Electric Power Co., Ltd.........................       14,100        245,032
 Chugai Pharmaceutical Co., Ltd........................        9,000        159,247
 Chugoku Electric Power Co., Ltd.......................        6,600         95,868
 Chuo Trust and Banking Co., Ltd.......................       28,000         88,471
 Citizen Watch Co., Ltd................................       12,000         97,932
 Cosmo Oil Co., Ltd....................................       26,000         59,384
 Credit Saison Co., Ltd................................        6,500        134,376
 Dai Nippon Ink & Chemicals, Inc.......................       29,000         97,914
 Dai Nippon Printing Co., Ltd..........................       30,000        437,117
 *Dai Nippon Screen Mfg. Co., Ltd......................        7,000         36,147
 Daicel Chemical Industries, Ltd.......................       14,000         44,488
 *Daiei, Inc...........................................       24,000         47,666
 Daifuku Co., Ltd......................................        3,000         20,068
 Dai-Ichi Pharmaceutical Co., Ltd......................       11,000        303,870
 Daikin Industries, Ltd................................       11,000        238,329
 Daimaru, Inc..........................................        5,000         13,587
 Daito Trust Construction Co., Ltd.....................        4,600         75,579
 Daiwa Bank, Ltd.......................................       76,000        139,964
 Daiwa House Industry Co., Ltd.........................       19,000        120,410
 Daiwa Securities Co., Ltd.............................       55,000        578,445
 Denki Kagaku Kogyo KK.................................       16,000         59,943
 Denso Corp............................................       38,000        849,048
 East Japan Railway Co.................................          168        967,616
 Ebara Corp............................................       11,000        139,720
 Elsai Co., Ltd........................................       12,000        411,659
 Fanuc, Ltd............................................       10,000        806,167
 Fuji Photo Film Co., Ltd..............................       21,000        845,527
 Fuji Soft ABC, Inc....................................        1,000         64,999
 Fujikura, Ltd.........................................       14,000        120,447
 Fujita Kanko, Inc.....................................        2,000          9,280
 Fujitsu, Ltd..........................................       82,000      1,308,788
 Furukawa Electric Co., Ltd............................       27,000        648,364

                                                            SHARES           VALUE+
                                                            ------           ------

 Gunma Bank, Ltd.......................................       20,000   $    103,637
 Gunze, Ltd............................................        8,000         30,333
 Hankyu Corp...........................................       18,000         59,799
 Hankyu Department Stores, Inc.........................        7,000         28,374
 *Hanwa Co., Ltd.......................................        2,000          2,004
 Higo Bank, Ltd........................................        5,000         19,545
 Hirose Electric Co., Ltd..............................        1,600        194,997
 *Hitachi Zosen Corp...................................       40,000         36,833
 Hitachi, Ltd..........................................      140,000      1,335,907
 *Hokuriku Bank, Ltd...................................       23,000         48,171
 Honda Motor Co., Ltd..................................       40,000      1,401,087
 House Foods Corp......................................        4,000         53,624
 Hoya Corp.............................................        4,000        332,216
 Inax Corp.............................................        6,000         28,112
 Isetan Co., Ltd.......................................        8,000         73,882
 *Ishihara Sangyo Kaisha, Ltd..........................       12,000         19,066
 *Ishikawajima-Harima Heavy Industries Co., Ltd........       49,000        115,012
 *Itochu Corp..........................................       59,000        274,304
 Itoham Foods, Inc.....................................        5,000         18,732
 Ito-Yokado Co., Ltd...................................       17,000        851,756
 JGC Corp..............................................        8,000         56,332
 Japan Air Lines Co., Ltd..............................       71,000        305,738
 *Japan Energy Corp....................................       42,000         92,136
 Joyo Bank, Ltd........................................       33,000        110,227
 Jusco Co., Ltd........................................       13,000        291,050
 Kajima Corp...........................................       40,000        115,554
 Kaken Pharmaceutical Co., Ltd.........................        3,000         15,762
 Kamigumi Co., Ltd.....................................       10,000         47,395
 Kandenko Co., Ltd.....................................        3,000         15,708
 *Kanebo, Ltd..........................................       19,000         51,972
 Kaneka Corp...........................................       14,000        116,908
 Kansai Electric Power Co., Inc........................       41,100        691,610
 Kao Corp..............................................       26,000        798,042
 Katokichi Co., Ltd....................................        2,000         51,638
 *Kawasaki Heavy Industries, Ltd.......................       51,000         65,838
 Kawasaki Kisen Kaisha, Ltd............................       23,000         38,413
 Kawasaki Steel Corp...................................      124,000        147,764
 Keihin Electric Express Railway Co., Ltd..............       19,000         77,186
 Kikkoman Corp.........................................        6,000         47,774
 Kinden Corp...........................................        9,000         54,518
 Kinki Nippon Railway Co., Ltd.........................       68,000        287,295
 Kirin Brewery Co., Ltd................................       40,000        380,966
 Kissei Pharmaceutical Co., Ltd........................        1,000         21,125
 *Kobe Steel, Ltd......................................       42,000         25,025
 Kokuyo Co., Ltd.......................................        4,000         57,380
 Komatsu, Ltd..........................................       37,000        185,048
 Komori Corp...........................................        2,000         31,597
 Konami Co., Ltd.......................................        4,700        316,102
 Konica Corp...........................................       13,000        109,731
 Koyo Seiko Co.........................................        6,000         42,953
 Kubota Corp...........................................       54,000        192,559
 Kuraray Co., Ltd......................................       14,000        116,655
 Kureha Chemical Industry Co., Ltd.....................        8,000         18,922
 Kurita Water Industries, Ltd..........................        5,000         75,832
 Kyocera Corp..........................................        7,900      1,034,114
 Kyowa Exeo Corp.......................................        3,000         34,368
 Kyowa Hakko Kogyo Co., Ltd............................       16,000        128,264
 Kyushu Electric Power Co., Inc........................        8,500        128,914

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Lion Corp.............................................        5,000   $     18,913
 Makino Milling Machine Co., Ltd.......................        3,000         18,010
 Makita Corp...........................................        4,000         31,958
 *Marubeni Corp........................................       59,000        140,614
 Marui Co., Ltd........................................       15,000        193,372
 Matsushita Communication Industrial Co., Ltd..........        1,000        139,386
 Matsushita Electric Industrial Co., Ltd...............       87,000      2,183,420
 Matsushita Electric Works, Ltd........................       14,000        159,247
 Meiji Milk Products Co., Ltd..........................       10,000         44,596
 Meiji Seika Kaisha, Ltd. Tokyo........................       13,000         76,753
 Meitec Corp...........................................        1,000         36,562
 Minebea Co., Ltd......................................       15,000        153,560
 Mitsubishi Chemical Corp..............................       87,000        243,475
 Mitsubishi Corp.......................................       65,000        497,602
 Mitsubishi Electric Corp..............................       90,000        584,177
 Mitsubishi Estate Co., Ltd............................       54,000        606,927
 Mitsubishi Gas Chemical Co., Inc......................       18,000         66,299
 Mitsubishi Heavy Industries, Ltd......................      141,000        616,081
 Mitsubishi Logistics Corp.............................        7,000         65,468
 Mitsubishi Materials Corp.............................       41,000        116,222
 Mitsubishi Paper Mills, Ltd...........................       13,000         25,584
 Mitsubishi Rayon Co. Ltd..............................       23,000         77,240
 Mitsubishi Trust & Banking Corp.......................       52,000        380,243
 Mitsui & Co., Ltd.....................................       63,000        391,293
 *Mitsui Engineering and Shipbuilding Co., Ltd.........       17,000         18,877
 Mitsui Fudosan Co., Ltd...............................       34,000        394,417
 Mitsui Marine & Fire Insurance Co., Ltd...............       32,000        188,063
 Mitsui Mining and Smelting Co., Ltd...................       21,000        178,205
 Mitsui O.S.K. Lines, Ltd..............................       28,000         57,885
 *Mitsukoshi, Ltd......................................       17,000         68,447
 Mizuho Holdings, Inc..................................          243      1,572,891
 Mori Seiki Co., Ltd...................................        4,000         44,958
 Murata Manufacturing Co., Ltd.........................       10,000      1,329,769
 Mycal Corp............................................        7,000         15,988
 NEC Corp..............................................       68,000      1,279,936
 NGK Insulators, Ltd...................................       14,000        181,997
 NGK Spark Plug Co., Ltd...............................        9,000        151,122
 *NKK Corp.............................................       63,000         42,656
 NOF Corp..............................................        8,000         18,922
 NSK, Ltd..............................................       23,000        161,748
 NTN Corp..............................................       14,000         41,834
 Nagoya Railroad Co., Ltd..............................       14,000         38,169
 Namco, Ltd............................................        2,200         55,213
 Nichido Fire and Marine Insurance Co., Ltd............       10,000         50,013
 Nichiei Co., Ltd......................................        2,100         11,375
 Nichirei Corp.........................................       13,000         63,726
 Nidec Corp............................................        2,000        115,192
 Nikko Securities Co., Ltd.............................       24,000        183,947
 Nikon Corp............................................       14,000        201,081
 Nintendo Co., Ltd., Kyoto.............................        5,900        885,230
 Nippon COMSYS Corp....................................        5,000        103,366
 Nippon Express Co., Ltd...............................       43,000        269,402
 Nippon Fire and Marine Insurance Co., Ltd.............       13,000         46,709
 Nippon Light Metal Co., Ltd...........................       24,000         20,366
 Nippon Meat Packers, Inc., Osaka......................        8,000        109,776
 Nippon Mitsubishi Oil Company.........................       61,000        335,367
 Nippon Paper Industries Co., Ltd......................       38,000        214,063
 Nippon Sheet Glass Co., Ltd...........................       18,000        252,683

                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Shinpan Co., Ltd...............................        6,000   $      8,233
 Nippon Shokubai Co., Ltd..............................        4,000         17,333
 Nippon Steel Corp.....................................      285,000        504,283
 Nippon Telegraph & Telephone Corp.....................          666      5,741,837
 Nippon Yusen KK.......................................       51,000        218,694
 Nishimatsu Construction Co., Ltd......................       10,000         34,756
 *Nissan Motor Co., Ltd................................      167,000      1,020,654
 Nisshin Flour Milling Co., Ltd........................        9,000         80,842
 Nisshinbo Industries, Inc.............................        9,000         42,737
 Nissin Food Products Co., Ltd.........................        5,000        130,675
 Nitto Denko Corp......................................        7,000        232,552
 Nomura Securities Co., Ltd............................       82,000      1,724,817
 Noritake Co., Ltd.....................................        4,000         22,750
 Obayashi Corp.........................................       28,000        130,937
 Odakyu Electric Railway Co., Ltd......................       13,000         47,413
 Oji Paper Co., Ltd....................................       43,000        237,183
 *Okuma Corp...........................................        5,000         18,010
 Okumura Corp..........................................        5,000         15,798
 Olympus Optical Co., Ltd..............................       10,000        147,150
 Omron Corp............................................       10,000        225,691
 Onward Kashiyama Co., Ltd.............................        6,000         41,491
 *Orient Corp..........................................       12,000         18,958
 Oriental Land Co., Ltd................................        4,000        277,690
 Orix Corp.............................................        3,360        318,191
 Osaka Gas Co., Ltd....................................       96,000        262,595
 Pioneer Electronic Corp...............................        7,000        223,704
 Promise Co., Ltd......................................        5,000        368,327
 Q.P. Corp.............................................        3,000         26,270
 Ricoh Co., Ltd., Tokyo................................        5,000         88,877
 Rohm Co., Ltd.........................................        4,000        982,205
 SMC Corp..............................................        2,800        409,493
 Sakura Bank, Ltd......................................      172,000        993,760
 Sanden Corp...........................................        3,000         14,598
 Sankyo Co., Ltd.......................................       19,000        410,802
 Sanrio Co., Ltd.......................................        3,000         43,333
 Sanwa Shutter Corp....................................        4,000          9,461
 Sanyo Electric Co., Ltd...............................       78,000        607,685
 Sapporo Breweries, Ltd................................       11,000         33,763
 Secom Co., Ltd........................................        9,000        630,489
 *Sega Enterprises, Ltd................................        5,900         64,022
 Seibu Railway Co., Ltd................................        8,000        107,537
 Seino Transportation Co., Ltd.........................        3,000         13,704
 *Seiyu, Ltd...........................................       12,000         34,341
 Sekisui Chemical Co., Ltd.............................       20,000         63,193
 Sekisui House, Ltd....................................       30,000        290,870
 Seventy-seven (77) Bank, Ltd..........................       16,000        105,009
 Sharp Corp. Osaka.....................................       47,000        560,074
 Shikoku Electric Power Co., Inc.......................        4,200         56,002
 Shimachu Co., Ltd.....................................        1,000         13,460
 Shimamura Co., Ltd....................................        1,200         90,457
 Shimano, Inc..........................................        5,000         97,047
 Shimizu Corp..........................................       31,000         95,151
 Shin-Etsu Chemical Co., Ltd...........................       17,000        761,209
 Shionogi & Co., Ltd...................................       13,000        261,711
 Shiseido Co., Ltd.....................................       17,000        220,382
 Shizuoka Bank, Ltd....................................       33,000        303,274
 *Showa Denko KK.......................................       38,000         45,283
 Showa Shell Sekiyu KK.................................       14,000         69,513
 Skylark Co., Ltd......................................        4,000        108,331
 Snow Brand Milk Products Co., Ltd.....................       10,000         34,124
 Softbank Corp.........................................       13,800        721,325
 Sony Corp.............................................       38,200      2,882,989
 Sumitomo Bank, Ltd....................................      131,000      1,306,793

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sumitomo Chemical Co., Ltd............................       65,000   $    285,769
 Sumitomo Corp.........................................       42,000        332,523
 Sumitomo Electric Industries, Ltd.....................       30,000        513,220
 Sumitomo Forestry Co., Ltd............................        6,000         36,833
 Sumitomo Heavy Industries, Ltd........................       17,000         32,229
 Sumitomo Marine & Fire Insurance Co., Ltd.............       27,000        181,103
 *Sumitomo Metal Industries, Ltd. Osaka................      123,000         78,838
 Sumitomo Metal Mining Co., Ltd........................       24,000        120,031
 Sumitomo Osaka Cement Co., Ltd........................       14,000         58,517
 TDK Corp..............................................        1,000        108,602
 Taiheiyo Cement Corp..................................       36,000         59,799
 Taisei Corp...........................................       37,000         59,790
 Taisho Pharmaceutical Co., Ltd........................       14,000        364,626
 Taiyo Yuden Co., Ltd..................................        5,000        197,705
 Takara Shuzo Co., Ltd.................................        8,000        165,386
 Takara Standard Co., Ltd..............................        3,000         11,754
 Takashimaya Co., Ltd..................................       12,000         86,557
 Takeda Chemical Industries, Ltd.......................       37,000      2,291,391
 Takefuji Corp.........................................        6,000        356,410
 Takuma Co., Ltd.......................................        2,000         15,365
 Teijin, Ltd...........................................       38,000        176,671
 Teikoku Oil Co., Ltd..................................       12,000         57,199
 Terumo Corp...........................................        8,000        158,525
 Tobu Railway Co., Ltd.................................       36,000        104,648
 Toda Corp.............................................        8,000         41,094
 Toei Co., Ltd.........................................        4,000         17,008
 Toho Co., Ltd.........................................          600         80,382
 Tohuku Electric Power Co., Inc........................       21,100        271,628
 Tokai Bank, Ltd.......................................       94,000        427,693
 Tokio Marine & Fire Insurance Co., Ltd................       65,000        732,907
 Tokyo Broadcasting System, Inc........................        7,000        259,093
 *Tokyo Dome Corp......................................        4,000         15,564
 Tokyo Electric Power Co., Ltd.........................       56,800      1,343,454
 Tokyo Electron, Ltd...................................        7,000        499,227
 Tokyo Gas Co., Ltd....................................      118,000        332,361
 Tokyo Steel Manufacturing Co., Ltd....................        3,700         16,968
 Tokyo Style Co., Ltd..................................        2,000         18,164
 Tokyu Corp............................................       44,000        235,549
 Toppan Printing Co., Ltd..............................       28,000        243,674
 Toray Industries, Inc.................................       53,000        211,960
 Toshiba Corp..........................................      135,000        956,702
 Tosoh Corp............................................       22,000         67,527
 Tostem Corp...........................................        9,000        129,023
 Toto, Ltd.............................................       13,000         93,183
 Toyo Information System Co., Ltd......................        1,000         56,423
 Toyo Seikan Kaisha, Ltd...............................        9,300        160,358
 Toyo Trust & Banking Co., Ltd.........................       12,000         38,999
 Toyobo Co., Ltd.......................................       26,000         54,455
 Toyoda Automatic Loom Works, Ltd......................        6,000        114,290
 Toyota Motor Corp.....................................      157,000      5,598,479
 Tsubakimoto Chain Co..................................        4,000         12,675
 UNY Co., Ltd..........................................        7,000         92,641
 Ube Industries, Ltd...................................       28,000         63,952
 Uni-Charm Corp........................................        2,000         90,457
 Wacoal Corp...........................................        4,000         35,785
 World Co., Ltd........................................        2,000         65,360
 Yakult Honsha Co., Ltd................................        6,000         68,628
 Yamaguchi Bank........................................        3,000         18,633
 Yamaha Corp...........................................        7,000         71,093
 Yamanouchi Pharmaceutical Co., Ltd....................       15,000        729,883

                                                            SHARES           VALUE+
                                                            ------           ------

 Yamato Transport Co., Ltd.............................       18,000   $    359,931
 Yamazaki Baking Co., Ltd..............................        9,000         64,430
 Yasuda Trust & Banking Co., Ltd.......................       66,000         58,391
 Yokogawa Electric Corp................................       10,000         83,505
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $93,422,325)...................................                  88,430,995
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $35,501)......................................                      35,182
                                                                       ------------
TOTAL -- JAPAN
  (Cost $93,457,826)...................................                  88,466,177
                                                                       ------------
UNITED KINGDOM -- (20.5%)
COMMON STOCKS -- (20.5%)
 3I Group P.L.C........................................       24,102        427,771
 Abbey National P.L.C..................................       58,598        917,907
 Airtours P.L.C........................................       17,000         48,921
 Amec P.L.C............................................        5,000         22,185
 Amvescap P.L.C........................................       28,200        439,740
 *Arm Holdings P.L.C...................................       40,000        249,498
 Associated British Foods P.L.C........................       20,720        142,164
 *Awg P.L.C............................................        9,793         85,517
 BAA P.L.C.............................................       41,523        353,767
 BBA Group P.L.C.......................................       16,423         89,866
 BG Group P.L.C........................................      143,980        584,254
 BICC P.L.C............................................       16,000         27,898
 BOC Group P.L.C.......................................       20,194        282,978
 BP Amoco P.L.C........................................      894,084      6,951,982
 BPB P.L.C.............................................       10,400         35,015
 Barclays P.L.C........................................       61,418      1,721,298
 Barratt Developments P.L.C............................        4,000         17,918
 Bass P.L.C............................................       36,028        379,985
 Berkeley Group P.L.C..................................        4,840         48,063
 Blue Circle Industries P.L.C..........................       48,725        318,770
 Boots Co., P.L.C......................................       35,287        303,639
 British Aerospace P.L.C...............................      123,645        634,511
 British Airways P.L.C.................................       41,000        232,486
 British American Tobacco P.L.C........................       89,499        635,638
 British Land Co. P.L.C................................       21,300        138,896
 *British Sky Broadcasting Group P.L.C.................       76,000      1,060,138
 British Telecommunications P.L.C......................      270,022      2,331,150
 Bunzl P.L.C...........................................       16,429         99,913
 CGU P.L.C.............................................       93,333      1,409,089
 Cable and Wireless P.L.C..............................       69,204        855,463
 Cadbury Schweppes P.L.C...............................       84,196        586,636
 *Canary Wharf Group P.L.C.............................       26,000        198,478
 Capita Group P.L.C....................................       24,000        146,296
 Caradon P.L.C.........................................       17,631         49,238
 Carillion P.L.C.......................................        4,624          7,210
 Carlton Communications P.L.C..........................       27,644        200,447
 *Celltech P.L.C.......................................       10,000        163,733
 Centrica P.L.C........................................      164,600        560,009
 Chubb P.L.C...........................................       28,000         88,118
 Coats Viyella P.L.C...................................       26,000         14,927
 Cobham P.L.C..........................................        1,540         25,051
 Corus Group P.L.C.....................................      119,084         96,646
 De la Rue P.L.C.......................................        4,250         23,165
 Diageo P.L.C..........................................      142,921      1,483,067
 Dixons Group P.L.C....................................       74,048        259,277
 EMI Group P.L.C.......................................       31,688        249,311
 *Eidos P.L.C..........................................        3,000          8,633

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Electrocomponents P.L.C...............................       16,117   $    156,505
 *Elementis P.L.C......................................       11,213         11,922
 FKI P.L.C.............................................       19,000         57,774
 GKN P.L.C.............................................       29,530        321,498
 Glaxo Wellcome P.L.C..................................      151,333      4,412,875
 *Granada Compass P.L.C................................       91,912        876,882
 Great Portland Estates P.L.C..........................        8,160         31,001
 Great Universal Stores P.L.C..........................       38,400        287,421
 HSBC Holdings P.L.C...................................      380,046      5,005,017
 Halifax P.L.C.........................................       91,950        857,692
 Hammerson P.L.C.......................................       10,800         67,977
 Hanson P.L.C..........................................       28,000        151,825
 Hays P.L.C............................................       71,000        352,274
 Hepworth P.L.C........................................        6,000         21,477
 Hilton Group P.L.C....................................       61,900        164,530
 IMI P.L.C.............................................        9,000         27,175
 Imperial Chemical Industries P.L.C....................       29,900        204,302
 *Innogy Holdings PLC..................................       43,602        114,349
 Invensys P.L.C........................................      136,886        332,795
 Jarvis P.L.C..........................................        3,000          7,995
 Johnson Matthey P.L.C.................................        9,000        136,515
 *Kidde P.L.C..........................................       28,000         22,823
 Kingfisher P.L.C......................................       56,398        367,769
 Laird Group P.L.C.....................................        3,700         16,837
 Land Securities P.L.C.................................       21,515        252,842
 Lasmo P.L.C...........................................       47,800        118,752
 *Lattice Group PLC....................................      132,980        280,884
 Legal and General Group P.L.C.........................      212,000        539,454
 Lex Service P.L.C.....................................        2,500         12,599
 Lloyds TSB Group P.L.C................................      229,722      2,191,651
 Logica P.L.C..........................................       18,124        359,953
 London Bridge Software Holdings P.L.C.................        5,000         25,694
 Lonmin P.L.C..........................................        3,526         48,435
 Marconi P.L.C.........................................      113,480      1,077,824
 Marks & Spencer P.L.C.................................      112,126        310,747
 Misys P.L.C...........................................       22,060        155,423
 National Grid Group P.L.C.............................       61,000        536,136
 National Power P.L.C..................................       43,602        158,852
 Next P.L.C............................................       10,630        122,060
 Nycomed Amersham P.L.C................................       24,000        189,505
 Ocean Group P.L.C.....................................       11,239        175,256
 *Pand0 Princess Cruises...............................       24,059         86,970
 Pearson P.L.C.........................................       32,818        734,130
 Peninsular & Oriental Steam Navigation Co.............       28,067        127,022
 Pilkington P.L.C......................................       40,464         58,509
 Provident Financial P.L.C.............................        9,113        127,894
 Prudential Corp. P.L.C................................       81,470      1,247,312
 Psion P.L.C...........................................       15,000         49,545
 RMC Group P.L.C.......................................        8,000         64,302
 Railtrack Group P.L.C.................................       19,357        259,861
 Rank Group P.L.C......................................       26,000         65,238
 Reed International P.L.C..............................       47,000        421,084
 Rentokill Initial P.L.C...............................      126,000        346,518
 Reuters Holdings Group P.L.C..........................       58,640        862,869
 Rexam P.L.C...........................................       14,232         45,596
 Rio Tinto P.L.C.......................................       42,936        642,137
 Rolls-Royce P.L.C.....................................       42,189        122,007
 Royal & Sun Alliance Insurance Group P.L.C............       42,791        326,960
 Royal Bank of Scotland Group P.L.C....................      109,883      2,258,667
 *Royal Bank of Scotland P.L.C.........................       98,676        114,704

                                                            SHARES           VALUE+
                                                            ------           ------

 Safeway P.L.C.........................................       26,933   $    122,940
 Sage Group P.L.C......................................       52,200        287,115
 Sainsbury (J.) P.L.C..................................       75,518        444,008
 Schroders P.L.C.......................................        8,000        144,142
 Scottish & Newcastle P.L.C............................       17,600        131,485
 Scottish Hydro-Electric P.L.C.........................       24,000        220,295
 Scottish Power P.L.C..................................       76,907        574,553
 Sema Group P.L.C......................................       23,000         94,228
 Seton Healthcare Group P.L.C..........................        7,000         51,501
 Slough Estates P.L.C..................................       13,800         76,295
 Smith & Nephew P.L.C..................................       34,914        157,391
 Smithkline Beecham P.L.C..............................      153,055      1,995,046
 Smiths Industries P.L.C...............................       11,519        131,778
 Spirent P.L.C.........................................       11,186         81,665
 St. James Place Capital P.L.C.........................       11,000         54,578
 Stagecoach Holdings P.L.C.............................       52,700         43,704
 TI Group P.L.C........................................       18,000        100,026
 Tate & Lyle P.L.C.....................................       17,400         61,172
 Taylor Woodrow P.L.C..................................        9,071         22,761
 Tesco P.L.C...........................................      284,127      1,139,863
 Unigate P.L.C.........................................        5,800         18,500
 Unilever P.L.C........................................      119,928        992,858
 United Utilities P.L.C................................       21,000        213,299
 Vodafone Group P.L.C..................................    2,535,365      8,670,847
 WPP Group P.L.C.......................................       32,000        347,482
 Wimpey (George) P.L.C.................................        8,100         17,568
 Wolseley P.L.C........................................       19,746        108,329
 Zeneca Group P.L.C....................................       72,700      3,710,190
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $67,153,054)...................................                  73,544,903
                                                                       ------------
FRANCE -- (11.0%)
COMMON STOCKS -- (11.0%)
 AXA-UAP...............................................       16,566      2,321,723
 Accor SA..............................................        8,340        314,355
 Air Liquide...........................................        3,865        505,680
 Air Liquide Prime Fidelite............................        2,303        297,076
 Air Liquide Prime Fidelite 2002.......................        2,900        379,423
 Alcatel...............................................       48,350      2,399,044
 Altadis SA............................................        3,800         55,308
 Aventis...............................................       32,965      2,586,936
 Banque Nationale de Paris.............................       18,969      1,466,305
 Bouygues..............................................       13,670        600,934
 Canal Plus SA.........................................        5,332        675,336
 Cap Gemini SA.........................................        5,150        712,358
 Carrefour.............................................       29,550      1,781,329
 Casino Guichard Perrachon.............................        3,600        345,970
 Cie Generale d'Optique Essilor International SA.......          430        125,170
 Club Mediterranee SA..................................          700         60,508
 Coflexip SA...........................................          600         71,555
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................          500         57,975
 Dassault Systemes SA..................................        4,600        327,751
 Eridania Beghin-Say SA................................        1,000        100,107
 EuraFrance, Paris.....................................          105         65,810
 France Telecom SA.....................................       46,952      3,944,104
 GTM Entrepose.........................................          200         24,565
 Generale des Establissements Michelin SA Series B.....        5,309        152,508
 Groupe Danone.........................................        6,292        836,363
 Groupement pour le Financement de la Construction
   SA..................................................          584         49,820

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Imerys................................................          600   $     60,587
 L'Oreal...............................................       28,650      2,291,960
 LVMH (Louis Vuitton Moet Hennessy)....................       20,735      1,371,865
 LaFarge SA............................................        4,600        345,369
 Lafarge SA............................................        3,333        250,243
 Lagardere SCA.........................................        5,800        304,447
 Legrand SA............................................          600        103,415
 Natexis Banques Populaires............................          822         65,830
 Pechiney SA Series A..................................        3,355        130,985
 Pernod-Ricard SA......................................        2,260        126,499
 Peugeot SA............................................        1,850        382,152
 Pinault Printemps Redoute SA..........................        5,000        905,316
 Publicis Groupe.......................................        5,500        163,980
 SEB SA................................................          300         15,408
 SEB SA Prime Fidelite 2002............................          600         30,816
 SGE (Societe Generale d'Enterprise SA)................          960         51,854
 Saint-Gobain..........................................        3,584        494,498
 Sanofi Synthelabo.....................................       30,956      1,886,296
 Schneider SA..........................................        6,399        395,492
 Sidel SA..............................................        1,300         64,504
 Simco SA..............................................        1,100         69,039
 Societe Generale, Paris...............................       17,828        962,191
 Sodexho Alliance SA...................................        1,300        233,119
 Ste BIC...............................................        2,200         78,710
 Suez Lyonnaise des Eaux SA............................        8,404      1,424,357
 Thomson-CSF...........................................        6,624        288,308
 Total SA..............................................       30,606      4,377,348
 UNIBAIL (Union du Credit Bail Immobiliere )...........          600         88,268
 Usinor................................................        9,100         96,563
 Valeo SA..............................................        3,500        161,477
 Vivendi SA............................................       25,572      1,580,484
 Zodiac SA.............................................          200         46,659
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,254,425)...................................                  39,106,052
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02........        1,521         10,923
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $5,149)........................................                      10,923
                                                                       ------------
TOTAL -- FRANCE
  (Cost $32,259,574)...................................                  39,116,975
                                                                       ------------
GERMANY -- (8.4%)
COMMON STOCKS -- (8.4%)
 AGIV AG fuer Industrie & Verkehrswesen................          900          9,010
 AXA Colonia Konzern AG................................          650         74,123
 Aachener und Muenchener Beteiligungs AG...............        1,500        144,677
 Adidas-Salomon AG.....................................        1,900        106,679
 Allianz AG............................................       10,400      3,636,655
 Aventis...............................................        9,002        693,504
 BASF AG...............................................       26,100        996,270
 Bayer AG..............................................       30,900      1,366,435
 Bayerische Motorenwerke AG............................       16,250        497,924
 Bayerische Vereinsbank AG.............................       16,500        844,556
 Beiersdorf AG.........................................        3,500        406,739

                                                            SHARES           VALUE+
                                                            ------           ------

 Bilfinger & Berger Bau AG, Mannheim...................          800   $      8,433
 Buderus AG............................................        1,400         27,360
 Celanese AG...........................................        1,200         19,273
 Commerzbank AG........................................        8,490        213,586
 Continental AG........................................        5,300         77,278
 DaimlerChrysler AG, Stuttgart.........................       42,452      1,668,487
 Degussa-Huels AG......................................        2,700         80,147
 Deutsche Bank AG......................................       25,988      1,907,073
 Deutsche Lufthansa AG.................................       16,150        357,789
 Deutsche Telekom AG...................................      119,620      3,837,145
 Douglas Holding AG....................................          900         30,750
 Dresdner Bank AG......................................       21,880        822,807
 Em TV & Merchandising AG..............................        5,900        102,205
 Fag Kugelfischer Georg Schaeffer AG...................        2,500         17,236
 Fresenius Medical Care AG.............................        2,900        244,871
 Gehe AG...............................................        3,000        110,074
 Heidelberger Zement AG, Heidelberg....................        2,300        105,733
 Hochtief AG...........................................        2,210         44,247
 Kamps AG, Duesseldorf.................................        3,500         43,721
 Karstadt Quelle AG....................................        4,600        140,150
 Linde AG..............................................        5,000        229,593
 MAN AG................................................        4,650        125,077
 Merck KGAA............................................        1,900         75,254
 Metro AG..............................................       12,840        545,446
 Munchener Rueckversicherungs..........................        7,300      2,421,111
 Preussag AG...........................................        7,336        242,028
 Rwe AG (Neu)..........................................          800         25,627
 Rwe AG (NEU) Series A.................................       20,050        865,691
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................        7,500        793,240
 *SGL Carbon AG........................................          700         34,123
 Schering AG...........................................        8,100        452,676
 Siemens AG............................................       25,200      2,917,555
 Thyssen Krupp AG......................................       21,800        289,397
 Veba AG...............................................       29,698      1,685,292
 Volkswagen AG.........................................       13,220        660,557
 Wcm Beteiligungs......................................        7,406        115,722
                                                                       ------------
TOTAL -- GERMANY
  (Cost $29,150,587)...................................                  30,113,326
                                                                       ------------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.3%)
 ABB, Ltd..............................................       11,790      1,073,208
 Adecco SA.............................................          714        444,258
 *Alcan Aluminium, Ltd.................................        2,736         81,256
 Credit Suisse Holding, Zuerich (Namen)................       10,761      1,875,387
 Financiere Richemont AG...............................          106        292,580
 Fischer (Georg) AG, Schaffhausen (Namen)..............           70         17,704
 Forbo Holding AG, Eglisau.............................           47         19,442
 *Givaudan SA, Vernier.................................          329         82,072
 Holderbank Financiere Glarus AG, Glarus...............          326        340,321
 Jelmoli Holding AG, Zuerich...........................           19         26,490
 Kuoni Reisen Holding AG...............................          110         44,044
 Lonza Group AG, Zuerich...............................          239        127,503
 Moevenpick-Holding, Zuerich...........................           45         18,926
 Nestle SA, Cham et Vevey..............................        1,563      3,394,792
 Novartis AG, Basel....................................        2,863      4,644,798
 Roche Holding AG, Basel...............................           79        910,269
 Roche Holding AG, Basel Genussch......................          278      2,754,775

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 SGS Societe Generale de Surveillance Holding SA.......           62   $     75,868
 Sairgroup, Zuerich....................................          437         64,704
 Schindler Holding AG, Hergiswil.......................           21         29,895
 Schindler Holding AG, Hergiswil Partizipsch...........           36         53,614
 Schneizerische Rueckversicherangs-Gesellschaft........          567      1,261,887
 Sika Finanz AG, Baar..................................           60         15,054
 *Sulzer AG, Winterthur................................          135         85,787
 Swatch Group AG.......................................          139        160,161
 Swatch Group AG (Namen)...............................          585        138,182
 Swisscom AG...........................................          943        225,462
 *Syngenta AG..........................................        4,671        209,902
 UBS AG................................................       17,052      2,357,759
 Valora Holding AG.....................................          110         23,385
 Zurich Versicherungs-Gesellschaft - Allied AG.........        3,267      1,761,724
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,617,237)...................................                  22,611,209
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $37,504)......................................                      39,277
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $17,654,741)...................................                  22,650,486
                                                                       ------------
NETHERLANDS -- (5.5%)
COMMON STOCKS -- (5.5%)
 ABN-AMRO Holding NV...................................       60,927      1,278,185
 AKZO Nobel NV.........................................       11,700        555,581
 Aegon NV..............................................       55,550      2,288,693
 Asr Verzekeringsgroep NV..............................          420         38,206
 Buhrmann NV...........................................        4,000         99,063
 Elsevier NV...........................................       26,100        330,121
 Getronics NV..........................................       11,793         61,595
 Hagemeyer NV..........................................        3,763         82,154
 Heineken NV...........................................       12,850        694,084
 IHC Caland NV.........................................        1,116         51,051
 Ing Groep NV..........................................       40,105      2,889,954
 *KLM (Koninklijke Luchtvaart Mij) NV..................        2,377         45,004
 Koninklijke Ahold NV..................................       31,114        997,797
 Koninklijke KPN NV....................................       39,426        531,277
 *Koninklijke Philips Electronics NV...................       54,012      1,787,125
 Koninklijke Vopak NV..................................        1,700         33,592
 *Norit NV.............................................       17,150        359,938
 Oce NV................................................        2,991         46,215
 Royal Dutch Petroleum Co., Den Haag...................       88,100      5,283,991
 Stork NV..............................................          800          8,844
 TNT Post Groep NV.....................................       18,686        448,131
 Unilever NV...........................................       23,442      1,446,798
 Vedior NV, Amsterdam..................................        4,254         47,214
 Wolters Kluwer NV.....................................       11,084        271,704
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,656,488)...................................                  19,676,317
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................       19,200         93,930
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $16,770,919)...................................                  19,770,247
                                                                       ------------

                                                            SHARES           VALUE+
                                                            ------           ------

ITALY -- (4.6%)
COMMON STOCKS -- (4.6%)
 *Alitalia Linee Aeree Italiane SpA Series A...........       50,000   $     90,096
 Alleanza Assicurazioni SpA............................       13,612        213,167
 Alleanza Assicurazioni SpA (Risp).....................          124          1,183
 Assicurazioni Generali SpA, Trieste...................       47,514      1,735,084
 Autogrill SpA, Novara.................................        8,000         94,571
 Banca Commerciale Italiana SpA........................        7,076         44,226
 Banca di Roma.........................................      194,000        209,407
 Banca Intesa SpA, Milano..............................      190,367        830,226
 Banca Popolare di Milano..............................        7,000         44,848
 Benetton Group SpA....................................       60,000        114,905
 Beni Stabili SpA, Roma................................       38,607         18,316
 Bulgari SpA...........................................       10,000        121,260
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................       20,150         41,220
 Credito Italiano......................................      189,000        946,012
 ENEL SpA (Ente Nazionale per l'Energia Elettrica),
   Roma................................................      460,000      1,729,850
 ENI SpA...............................................      304,000      1,831,246
 Edison SpA............................................       18,000        186,617
 Fiat SpA..............................................       12,990        317,748
 HPI SpA (Holding di Partecipazioni Industriale).......       18,000         21,388
 IFIL Finanziaria Partecipazioni SpA...................        4,500         36,822
 ITALGAS SpA, Torino...................................       23,000        102,510
 *Immsi SpA............................................        4,000          4,074
 Ing C.Olivetti & C SpA, Ivrea.........................      185,900        527,550
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....        4,680         36,869
 La Fondiara Assicurazioni SpA.........................        4,200         23,326
 Mediaset SpA..........................................       44,000        574,144
 Mediobanca SpA........................................       21,000        240,388
 Mondadori (Arnoldo) Editore SpA.......................        8,000         80,503
 Parmalat Finanziaria SpA..............................       55,000         88,094
 Pirelli SpA...........................................       70,000        220,584
 RAS SpA (Riunione Adriatica di Sicurta)...............       26,053        346,989
 Rinascente per l'Esercizio di Grande Magazzini SpA....       10,000         55,015
 SAI SpA (Sta Assicuratrice Industriale), Torino.......        2,000         37,083
 SNIA SpA..............................................       10,400         22,452
 San Paolo-IMI SpA.....................................       52,607        816,511
 Seat Pagine Gialle SpA, Torino........................       11,060         27,294
 Sirti SpA.............................................        4,000          6,929
 *Tecnost SpA..........................................      106,179        341,061
 Telecom Italia Mobile SpA.............................      251,740      1,989,780
 Telecom Italia SpA, Torino............................      197,500      2,286,576
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,815,782)...................................                  16,455,924
                                                                       ------------
PREFERRED STOCK -- (0.0%)
 Fiat SpA
   (Cost $43,047)......................................        3,000         46,615
                                                                       ------------
TOTAL -- ITALY
  (Cost $13,858,829)...................................                  16,502,539
                                                                       ------------
SPAIN -- (2.8%)
COMMON STOCKS -- (2.8%)
 Acerinox SA...........................................        2,000         52,056
 Aguas de Barcelona SA.................................        4,427         55,879

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Autopistas Concesionaria Espanola SA..................        9,801   $     75,165
 Azucarera Ebro Agricolas SA...........................        2,600         29,581
 Banco Bilbao Vizcaya SA...............................      133,000      1,778,319
 Banco Financiero......................................        2,800         62,153
 Banco Popular Espanol SA, Madrid......................        4,000        132,315
 Banco Santander Central Hispanoamerica SA.............      190,484      1,689,661
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................        2,200         40,217
 Cortefiel SA..........................................        1,000         17,279
 Endesa SA, Madrid.....................................       44,600        721,741
 Fomento de Construcciones y Contratas SA..............        6,000        107,071
 Gas Natural SA, Buenos Aires..........................       18,800        312,742
 Grupo Dragados SA, Madrid.............................        6,900         68,473
 Iberdrola SA..........................................       38,000        454,834
 Metrovacesa SA........................................        2,035         26,271
 OCP Construcciones SA, Madrid.........................        1,900         43,995
 Prosegur Cia de Seguridad SA..........................        1,800         18,176
 Repsol SA.............................................       51,500        841,918
 *Sociedad General de Aguas de Barcelona SA Issue
   2000................................................           44            551
 Sol Melia SA..........................................        6,300         50,399
 Tabacalera SA.........................................       12,300        178,702
 *Tele Pizza SA........................................        7,000         17,671
 *Telefonica de Espana SA..............................      179,399      2,818,799
 Union Electrica Fenosa SA.............................       12,200        218,561
 Vallehermoso SA.......................................        5,400         29,661
 Zardoya Otis SA.......................................        3,300         26,141
 *Zardoya Otis SA Issue 2000...........................          330          2,634
                                                                       ------------
TOTAL -- SPAIN
  (Cost $9,981,100)....................................                   9,870,965
                                                                       ------------
FINLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 Amer-Yhtymae Oyj Series A.............................          800         19,186
 Finnlines Oyj.........................................          700         12,126
 Hartwall Oyj Series A.................................        1,982         35,887
 Instrumentarium Oy....................................          800         16,003
 Kemira Oyj............................................        3,200         14,986
 Kesko Oyj.............................................        2,800         26,299
 Kone Corp.............................................          600         36,796
 Metra Oyj Series B....................................        1,200         19,952
 Metso Oyj.............................................        5,065         47,838
 Nokia Oyj.............................................      198,791      8,332,205
 Outokumpu Oyj Series A................................        4,600         34,637
 Pohjola Group Insurance Corp.
   Series A............................................        2,200         84,455
 Rautaruukki Oy Series K...............................        5,100         16,160
 Sampo Insurance Co., Ltd..............................        2,200        108,586
 Sanitec Oyj...........................................          354          2,311
 Sonera Group Oyj......................................       31,525        603,458
 Stockmann Oy AB.......................................          600          6,858
 Tietoenator Corp......................................        2,800         53,623
 Upm-Kymmene Oyj.......................................       11,000        315,990
 Uponor Oyj Series A...................................        1,400         22,180
                                                                       ------------
TOTAL -- FINLAND
  (Cost $6,859,788)....................................                   9,809,536
                                                                       ------------

                                                            SHARES           VALUE+
                                                            ------           ------

AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 AMP, Ltd..............................................       47,392   $    467,636
 Amcor, Ltd............................................       23,793         63,422
 Aristocrat Leisure, Ltd...............................       17,000         51,562
 Australia & New Zealand Banking Group, Ltd............       34,998        276,375
 Australian Gas Light Company..........................       15,379         93,389
 Boral, Ltd............................................       13,125         13,249
 Brambles Industries, Ltd..............................        9,345        221,413
 British American Tobacco (Australasia), Ltd...........        4,891         35,718
 Broken Hill Proprietary Co., Ltd......................       75,856        776,499
 CSL, Ltd..............................................        6,067        114,761
 CSR, Ltd..............................................       53,442        123,629
 Coca-Cola Amatil, Ltd.................................       44,504        100,847
 Cochlear, Ltd.........................................        2,000         31,104
 Coles Myer, Ltd.......................................       50,056        196,748
 Commonwealth Bank of Australia........................       55,377        922,736
 Computershare, Ltd....................................       21,742        104,011
 E.R.G. Limited........................................       25,140         38,331
 Faulding (F.H.) and Co., Ltd..........................        3,459         19,093
 Fosters Brewing Group, Ltd............................       81,680        201,106
 Futuris Corp., Ltd....................................       13,344         12,390
 Goodman Fielder, Ltd..................................       42,708         28,517
 Hanson P.L.C..........................................        1,886          9,668
 Hardie (James) Industries, Ltd........................        8,791         16,962
 Leighton Holdings, Ltd................................        5,652         19,669
 Lend Lease Corp., Ltd.................................       11,494        127,514
 MIM Holdings..........................................       53,718         31,067
 Mayne Nickless, Ltd...................................        7,140         20,241
 Mirvac, Ltd...........................................       22,500         40,421
 National Australia Bank, Ltd..........................       64,812      1,016,263
 Newcrest Mining, Ltd..................................        7,062         14,109
 News Corp., Ltd.......................................       91,915        708,250
 News Corp., Ltd.......................................       87,425        776,659
 Normandy Mining, Ltd..................................       52,373         24,506
 *Onesteel, Ltd........................................       18,033          8,628
 Orica, Ltd............................................        9,131         26,452
 Origin Energy, Ltd....................................       13,564         15,689
 Pacific Dunlop, Ltd...................................       39,727         31,330
 Paperlinx, Ltd........................................        7,931         14,177
 QBE Insurance Group, Ltd..............................       17,476         84,531
 Rio Tinto, Ltd........................................       22,933        316,935
 Santos, Ltd...........................................       22,856         74,143
 Smith (Howard), Ltd...................................        7,993         36,561
 Southcorp, Ltd........................................       20,271         56,379
 Suncorp-Metway Limited................................       10,844         60,166
 Tabcorp Holdings, Ltd.................................       15,910         93,853
 Telstra Corp., Ltd....................................      274,800        898,653
 *Transurban Group.....................................       20,700         47,342
 WMC, Ltd..............................................       43,223        164,527
 Wesfarmers, Ltd.......................................        8,990         77,043
 Westpac Banking Corp..................................       74,032        544,920
 Westralian Sands, Ltd.................................        8,599         18,102
 Woodside Petroleum, Ltd...............................        6,666         52,325
 Woolworths, Ltd.......................................       43,985        179,384
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,576,833)....................................                   9,499,005
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $7,177).......................................                       7,238
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
TOTAL -- AUSTRALIA
  (Cost $9,584,010)....................................                $  9,506,243
                                                                       ------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Asea AB...............................................        3,102        281,476
 Assidomaen AB.........................................        3,400         58,313
 Astrazeneca P.L.C.....................................       18,161        925,377
 Atlas Copco AB Series A...............................        4,000         85,156
 Atlas Copco AB Series B...............................        1,700         34,750
 Drott Series B........................................        2,400         30,393
 Electrolux AB Series B................................       11,800        163,552
 Foreningssparbanken AB Series A.......................       19,000        256,715
 Gambro AB Series A....................................        7,300         49,862
 Gambro AB Series B....................................        2,700         18,308
 Graenges AB...........................................        1,100         15,137
 Hennes & Mauritz AB Series B..........................       25,400        428,034
 Mandamus AB...........................................          225          1,391
 *Netcom AB Series B...................................        2,900         96,294
 *Nordic Baltic Holdings AB............................       84,448        597,868
 Om Gruppen AB.........................................        2,500         64,316
 SSAB Swedish Steel Series A...........................        1,700         14,154
 Sandvik AB............................................        9,000        192,947
 Securitas AB Series B.................................       11,800        190,614
 Skandia Insurance AB..................................       35,600        543,124
 Skandinaviska Enskilda Banken Series A................       24,200        259,407
 Skanska AB............................................        3,600        146,102
 Svenska Cellulosa AB Series B.........................        7,900        155,186
 Svenska Handelsbanken Series A........................       24,800        395,667
 Svenska Kullagerfabriken AB
   Series A............................................        1,300         17,046
 Svenska Kullagerfabriken AB
   Series B............................................        1,300         18,472
 Swedish Match AB (Frueher Svenska Taendsticks AB).....       15,500         54,868
 Sydkraft AB Series C..................................        2,400         36,137
 *Syngenta AG..........................................          451         19,877
 Telefon AB L.M. Ericsson Series A.....................       12,000        138,802
 Telefon AB L.M. Ericsson Series B.....................      283,900      3,241,372
 *Telia AB.............................................      108,000        624,611
 Trelleborg AB Series B................................        2,200         15,795
 Volvo AB Series A.....................................        4,200         60,307
 Volvo AB Series B.....................................        9,800        145,603
 WM-Data AB Series B...................................        8,500         28,563
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,247,349)....................................                   9,405,596
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,630).......................................                       4,712
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $8,251,979)....................................                   9,410,308
                                                                       ------------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
 Bank of East Asia, Ltd................................       52,571        114,249
 CLP Holdings, Ltd.....................................       76,000        354,692
 Cathay Pacific Airways, Ltd...........................      123,000        218,419
 Cheung Kong Holdings, Ltd.............................       87,000        978,819
 Citic Pacific, Ltd....................................       24,000         82,775

                                                            SHARES           VALUE+
                                                            ------           ------

 Giordano International, Ltd...........................       40,000   $     19,489
 Hang Lung Development Co., Ltd........................       40,000         30,002
 Hang Seng Bank, Ltd...................................       73,000        851,727
 Henderson Land Development Co., Ltd...................       18,000         69,466
 Hong Kong and China Gas Co., Ltd......................      188,360        236,674
 Hong Kong and Shanghai Hotels, Ltd....................       27,500         14,985
 Hong Kong Electric Holdings, Ltd......................       33,707        116,254
 Hutchison Whampoa, Ltd................................      162,100      1,938,063
 Hysan Development Co., Ltd............................       37,413         45,091
 Johnson Electric Holdings, Ltd........................      128,000        241,248
 New World Development Co., Ltd........................       68,558         71,639
 *Oriental Press Group, Ltd............................       69,600          7,853
 *Pacific Century Cyberworks, Ltd......................      319,326        198,569
 Shangri-La Asia, Ltd..................................       76,000         76,493
 Sino Land Co., Ltd....................................      132,916         54,534
 South China Morning Post (Holdings), Ltd..............       60,000         39,618
 Sung Hungkai Properties, Ltd..........................       91,506        706,875
 Swire Pacific, Ltd. Series A..........................       37,000        237,196
 Television Broadcasts, Ltd............................       15,000         81,544
 Varitronix International, Ltd.........................        9,000          9,808
 Wharf Holdings, Ltd...................................       85,542        173,838
 Wing Lung Bank, Ltd...................................        5,500         20,428
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $6,768,285)....................................                   6,990,348
                                                                       ------------
SINGAPORE -- (1.0%)
COMMON STOCKS -- (1.0%)
 Capitaland, Ltd.......................................       37,500         59,865
 Cerebos Pacific, Ltd..................................       10,000         19,841
 *Chartered Semiconductor Manufacturing, Ltd...........       40,000        133,413
 City Developments, Ltd................................       26,000        118,589
 Creative Technology Co., Ltd..........................        3,000         37,458
 Cycle & Carriage, Ltd.................................        7,000         13,809
 DBS Group Holdings, Ltd...............................       43,000        487,870
 Fraser & Neave, Ltd...................................       10,000         36,489
 Keppel Corp., Ltd.....................................       25,000         47,892
 Keppel Land, Ltd......................................       22,000         32,487
 Keppel Tatlee Bank, Ltd...............................       35,750         62,778
 *Natsteel Electronics, Ltd............................       13,000         57,071
 Natsteel, Ltd.........................................       12,000         17,994
 *Neptune Orient Lines, Ltd............................       23,000         18,096
 Overseas Chinese Banking Corp., Ltd...................       46,000        309,473
 Parkway Holdings, Ltd.................................       10,000         19,955
 Sembcorp Industries, Ltd..............................       52,000         48,029
 Singapore Airlines, Ltd...............................       43,000        414,322
 Singapore Land, Ltd...................................       11,000         22,076
 Singapore Press Holdings..............................       21,000        326,862
 Singapore Technologies Engineering, Ltd...............      102,000        152,365
 Singapore Telecommunications, Ltd.....................      552,000        918,977
 United Industrial Corp., Ltd..........................       32,000         14,687
 United Overseas Bank, Ltd.............................       33,000        237,065
 Venture Manufacturing (Singapore), Ltd................        7,000         57,071
 Wing Tai Holdings, Ltd................................       19,000         13,866
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,251,467)....................................                   3,678,400
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,744).......................................                $      2,744
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,254,211)....................................                   3,681,144
                                                                       ------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 Bang & Olufsen Holding A.S.
   Series B............................................          290         12,458
 Carlsberg A.S. Series A...............................          680         32,149
 Carlsberg A.S. Series B...............................        2,310        113,797
 Dampskibsselskabet AF (1912) A.S......................           45        388,732
 Dampskibsselskabet Svendborg A.S......................           29        338,535
 Danisco A.S...........................................        1,960         73,675
 Danske Bank A.S.......................................       24,976        408,185
 FLS Industries........................................          890         12,502
 Falck A.S.............................................          570         71,530
 Gn Great Nordic.......................................        2,950         41,325
 *ISS A.S..............................................        1,763        109,077
 *Navision Software A.S................................          866         19,713
 *Nordic Baltic Holding AB.............................       31,125        222,365
 Nordiske Kabel og Traadfabrikker Holding A.S..........          140         26,149
 Novo-Nordisk A.S. Series B............................        2,830        548,404
 *Novozymes A.S. Series B..............................        2,830         52,198
 Tele Danmark A.S......................................        9,500        382,603
 *Topdanmark A.S.......................................        1,300         24,585
 Vestas Wind Systems A.S...............................        4,400        215,729
 William Demant Holding................................        3,260        129,391
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,068,250)....................................                   3,223,102
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $1,272).......................................                       1,334
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,069,522)....................................                   3,224,436
                                                                       ------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
 Barco (New) NV........................................          400         30,032
 *Barconet NV..........................................          800          8,218
 Bekaert SA............................................          700         28,639
 Colruyt SA Halle......................................        1,000         39,608
 D'Ieteren SA..........................................          160         34,388
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................        1,800         79,128
 Dolmen Computer Applications..........................          100          1,480
 Electrabel SA.........................................        2,200        456,175
 *Fortis AG............................................          931          5,227
 Fortis AG Series B....................................       29,579        871,841
 *Fortis AG VVPR.......................................        8,379             73
 Glaverbel SA..........................................          200         13,928
 Heidelberger Zement AG................................          266         12,087
 *Heidelberger Zement AG VVPR..........................          266              2
 Ing Groep NV..........................................        1,241         88,691
 KBC Bancassurance Holding SA..........................       12,000        470,799
 Solvay SA.............................................        3,300        157,421
 Suez Lyonnaise des Eaux SA............................        2,300        391,419
 *Suez Lyonnaise des Eaux SA VVPR......................        2,300             20
 *Total Fina SA VVPR Strips............................        2,250             20

                                                            SHARES           VALUE+
                                                            ------           ------

 UCB SA................................................        5,800   $    200,844
 Union Miniere SA......................................          600         21,127
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $3,347,915)....................................                   2,911,167
                                                                       ------------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 BPI SGPS SA...........................................       33,300        104,935
 BPI SGPS SA EM00......................................        4,162         12,753
 Banco Comercial Portugues SA..........................       63,900        319,286
 Banco Espirito Santo e Comercial de Lisboa............       12,880        200,246
 Brisa Auto Estradas de Portugal SA....................       14,600        122,263
 Cimpor Cimentos de Portugal SA........................        6,180        142,561
 Electricidade de Portugal SA..........................       72,000        214,351
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        5,600         62,153
 Portugal Telecom SA...................................       53,700        439,409
 *Sonae SGPS SA EM00...................................       87,923         95,671
 Sonae SGPS SA.........................................       21,000         22,851
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,040,771)....................................                   1,736,479
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................        3,400         58,671
 Christiania Bank Og Kreditkasse.......................       17,700         91,631
 Den Norske Bank ASA Series A..........................       36,500        168,092
 Elkem ASA.............................................        1,300         20,681
 Hafslund ASA..........................................        4,100         18,793
 *Kvaerner ASA.........................................        2,573         19,425
 *Merkantildata ASA....................................        6,800         27,649
 Norsk Hydro ASA.......................................       13,900        557,678
 Norske Skogindustrier ASA Series A....................        2,000         75,496
 Orkla ASA Series A....................................       11,471        206,606
 *Petroleum Geo Services ASA...........................        4,600         53,581
 Schibsted ASA.........................................        2,700         34,070
 Smedvig ASA Series A..................................        3,800         28,689
 Storebrand ASA........................................       14,500        100,086
 Tomra Systems ASA.....................................        9,200        165,864
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,657,077)....................................                   1,627,012
                                                                       ------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C..............................       39,675        431,712
 CRH P.L.C.............................................       18,725        273,026
 DCC P.L.C.............................................        2,178         20,666
 Eircom P.L.C..........................................       93,611        211,869
 Fyffes P.L.C..........................................        9,933          5,880
 Greencore Group P.L.C.................................        4,979         10,619
 Independent News & Media P.L.C........................       17,556         46,611
 Irish Permanent P.L.C.................................       12,265        135,059
 Jefferson Smurfit Group P.L.C.........................       37,203         59,265
 Jurys Hotel Group P.L.C...............................        2,694         19,933
 Kerry Group P.L.C.....................................        7,294         84,447
 *Ryanair Holdings P.L.C...............................       14,197        130,999
 Waterford Wedgwood P.L.C..............................       18,396         19,537
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,810,083)....................................                   1,449,623
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Austria Tabak AG......................................        1,386   $     68,168
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................          754          7,955
 BBAG Oesterreichische Brau-Beteiligungs...............          498         18,207
 BWT AG................................................          880         24,513
 Bank Austria AG.......................................        4,948        242,066
 Bohler Uddeholm AG....................................          480         14,846
 Flughafen Wien AG.....................................          579         20,226
 Mayr-Melnhof Karton AG................................          472         18,596
 Oesterreichische Elektrizitaetswirtschafts AG.........          810         70,440
 Omv AG................................................        1,557        106,396
 Rhi AG, Wien..........................................          778         15,272
 Va Technologie AG.....................................          805         25,087
 Wienerberger AG.......................................        4,007         67,459
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $924,673)......................................                     699,231
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................       72,500         52,337
 Contact Energy, Ltd...................................       18,722         21,885
 Fletcher Challenge, Ltd...............................       10,106         36,352
 Lion Nathan, Ltd......................................       17,600         38,621
 Telecom Corporation of New Zealand, Ltd...............       86,941        204,687
 Warehouse Group, Ltd..................................       14,200         34,654
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $587,072)......................................                     388,536
                                                                       ------------

INVESTMENT IN CURRENCY -- (0.0%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 *New Zealand Dollar
   (Cost $9,377).......................................                $      9,044
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $596,149)......................................                     397,580
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $31,311)......................................                      32,480
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (1.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $6,602,148) to be
   repurchased at $6,505,082.
   (Cost $6,504,000)...................................   $    6,504      6,504,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $335,986,404)++....                $358,015,205
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $337,270,522.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP, INC.

                            SCHEDULES OF INVESTMENTS

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (30.7%) (Cost $139,110,435)......       $ 94,791,167
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (14.1%) (Cost $66,050,286)...         43,476,496
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (17.2%) (Cost $51,495,821)...         53,316,731
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (37.6%) (Cost
  $113,549,888).............................................        116,301,419
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
    12/01/00
    (Collateralized by U.S. Treasury Note 5.75%, 04/30/03,
    valued at $1,335,088) to be repurchased at $1,344,222
    (Cost $1,334,000).......................................          1,334,000
                                                                   ------------
    Total Investments (100%) (Cost $371,540,430)++..........       $309,219,813
                                                                   ============

--------------
++The cost for federal income tax purposes $371,782,392.

                      THE JAPANESE SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..........................       $101,160,735
                                                                   ------------
    Total Investments (100%) (Cost $248,018,065)++..........       $101,160,735
                                                                   ============

--------------
++The cost for federal income tax purposes is $250,846,150.

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                     VALUE+
                                                                     ------
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company..............................       $88,341,252
                                                                   -----------
    Total Investments (100%) (Cost $141,976,660)++..........       $88,341,252
                                                                   ===========

--------------
++The cost for federal income tax purposes is $142,381,638.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP, INC.

                            SCHEDULES OF INVESTMENTS

                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                              VALUE+
                                                                              ------
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..............................                $56,418,349
                                                                            -----------
    Total Investments (100%) (Cost $48,429,203)++...........                $56,418,349
                                                                            ===========

--------------
++The cost for federal income tax purposes is $48,433,426.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                                    VALUE+
                                                                                    ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................                     $110,260,097
                                                                                 ------------
    Total Investments (100%) (Cost $91,617,320)++...........                     $110,260,097
                                                                                 ============

--------------
++The cost for federal income tax purposes is $91,627,360.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (27.0%)
COMMON STOCKS -- (27.0%)
 Achilles Corp.........................................       92,000   $    127,903
 *Aichi Corp...........................................       63,200         98,134
 *Aichi Machine Industry Co., Ltd......................      111,000        210,434
 Aichi Steel Works, Ltd................................      261,000        765,768
 Aida Engineering, Ltd.................................      104,000        448,781
 *Akai Electric Co., Ltd...............................      490,000          4,424
 Amada Sonoike Co., Ltd................................      206,050        524,560
 Ando Corp.............................................      177,000        319,578
 Anest Iwata Corp......................................       63,000         82,467
 *Aoki Corp............................................      361,000        117,323
 Aoki International Co., Ltd...........................       70,000        199,691
 *Arabian Oil Co., Ltd.................................       69,600        656,597
 Arai-Gumi, Ltd........................................       19,600         18,225
 Araya Industrial Co., Ltd.............................      194,000        164,628
 Asahi Kogyosha Co., Ltd...............................      114,000        254,200
 Asahi Organic Chemicals Industry Co., Ltd.............       42,000        118,298
 *Asahi Tec Corp.......................................       45,000         58,905
 Asanuma Corp..........................................      325,000        410,757
 Ashimori Industry Co., Ltd............................       44,000         77,060
 *Asics Corp...........................................      384,000        360,527
 Atsugi Nylon Industrial Co., Ltd......................      292,000        205,613
 Azel Corp., Tokyo.....................................      152,000        277,184
 Bank of Okinawa, Ltd..................................       36,700        747,112
 *Bank of Osaka, Ltd...................................      223,000        396,592
 Bank of Saga, Ltd.....................................      215,000        737,557
 *Bank of the Ryukyus, Ltd.............................       48,490        669,756
 Brother Industries, Ltd...............................      349,000        693,141
 Bunka Shutter Co., Ltd................................      129,000        252,710
 *Cabin Co., Ltd.......................................      164,000        146,572
 Calpis Co., Ltd.......................................       71,000        305,738
 Calsonic Corp.........................................       89,000        209,703
 Central Finance Co., Ltd..............................      387,000      1,152,917
 Cesar Co..............................................       41,000         75,507
 *Chiba Kogyo Bank, Ltd................................       48,500        522,343
 *Chisan Tokan Co., Ltd................................      165,000        122,144
 *Chiyoda Co., Ltd.....................................       47,000        205,785
 *Chiyoda Corp.........................................      191,000        144,839
 *Chodai Co. Ltd.......................................       12,000         43,224
 *Chofu Seisakusho Co., Ltd............................       19,000        205,658
 Chuetsu Pulp and Paper Co., Ltd.......................      215,000        475,530
 Chugoku Marine Paints, Ltd............................       60,000        116,456
 *Chuo Gyorui Co., Ltd.................................       58,000         96,343
 Chuo Spring Co., Ltd., Nagoya.........................      222,000        723,492
 *Chuo Woollen Mills, Ltd..............................       30,000         40,353
 Cleanup Corp..........................................       68,000        294,662
 *Corona Corp..........................................        8,900         79,462
 D'urban, Inc..........................................       39,000         60,205
 *Dai Nippon Construction..............................       65,000         86,259
 Dai-Dan Co., Ltd......................................       60,000        251,329
 Daido Hoxan, Inc......................................      124,000        490,308
 Daido Steel Co., Ltd..................................      562,000      1,476,395
 *Daido Steel Sheet Corp...............................       78,000        140,831
 Daidoh, Ltd...........................................       91,000        218,523
 Daiho Corp............................................       83,000        101,154
 Daiichi Cement Co., Ltd...............................       77,000        107,745

                                                            SHARES           VALUE+
                                                            ------           ------

 Dai-Ichi Jitsugyo Co., Ltd............................       70,000   $    145,345
 *Dai-Ichi Katei Denki Co., Ltd........................      225,000         99,529
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................       19,000         54,030
 Daiken Corp...........................................       65,000        183,080
 *Daiko Denshi Tsushin, Ltd............................       14,000         49,417
 *Daiko Shoken Business Co., Ltd.......................       21,000         77,728
 *Daikyo, Inc..........................................      176,000        279,640
 *Dainichi Co., Ltd....................................       19,100         45,176
 Daio Paper Corp.......................................      128,750      1,055,374
 *Daisue Construction Co., Ltd.........................       25,000          9,930
 *Daito Seiki Co., Ltd.................................        8,000         27,805
 Daiwa Danchi Co., Ltd.................................      170,000        319,217
 Daiwa Industries, Ltd.................................       63,000        159,247
 Daiwa Kosho Lease Co., Ltd............................      193,000        547,092
 Daiwabo Co., Ltd......................................      215,000        205,739
 Danto Corp............................................       36,000        115,698
 Deodeo Corp...........................................       57,600        339,554
 Descente, Ltd.........................................      202,000        382,952
 *Dijet Industrial Co., Ltd............................       10,000         14,083
 Eagle Industry Co., Ltd...............................       35,000        118,172
 Eighteenth Bank, Ltd..................................      226,000        805,896
 *Eikoh, Inc...........................................        7,000         24,772
 Exedy Corp............................................       16,000        113,387
 *First Baking Co., Ltd................................       70,000        148,504
 Fudo Construction Co., Ltd............................       70,000         73,936
 Fuji Denki Reiki Co., Ltd.............................       67,000        216,536
 Fuji Fire & Marine Insurance Co., Ltd.................      130,000        232,371
 Fuji Kiko Co., Ltd....................................       45,000         82,467
 *Fujikura Rubber, Ltd.................................       30,000         48,207
 Fujirebio, Inc........................................       91,000        554,522
 *Fujita Corp..........................................      491,000        164,005
 *Fujitsu Kiden, Ltd...................................       31,000        153,081
 Fukuda Corp...........................................       80,000        192,830
 Fukushima Bank, Ltd...................................       32,000         93,887
 Furukawa Co., Ltd.....................................      107,000        220,238
 *Gakken Co., Ltd......................................      127,000        176,562
 Gastec Service, Inc...................................       98,000        363,614
 *Godo Steel, Ltd......................................      206,000        165,512
 *Goldwin, Inc.........................................       54,000         58,011
 *Graphtec Corp........................................       99,000        135,848
 *Gun-Ei Chemical Industry Co., Ltd....................      306,000        441,992
 *Gunze Sangyo, Inc., Tokyo............................      222,000        204,421
 Gunze, Ltd............................................      315,000      1,194,354
 Harima Chemicals, Inc.................................       83,000        309,458
 *Haruyama Trading Co., Ltd............................       17,000        111,726
 *Hazama Corp..........................................      305,000        118,397
 Heiwado Co., Ltd......................................       76,000        528,296
 Hibiya Engineering, Ltd...............................       53,000        194,735
 Hisaka Works, Ltd.....................................      106,000        440,187
 Hitachi Kiden Kogyo, Ltd..............................        9,000         30,387
 Hitachi Koki Co., Ltd.................................      161,000        497,079
 Hitachi Medical Corp..................................       51,000        529,470
 Hitachi Plant Engineering & Construction Co., Ltd.....      154,000        399,003
 Hitachi Transport System, Ltd.........................      138,000        666,509
 Hochiki Corp..........................................       38,000         98,798
 *Hodogaya Chemical Co., Ltd...........................       32,000         48,244

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hokkai Can Co., Ltd., Tokyo...........................      125,000   $    256,159
 *Hokkaido Bank, Ltd...................................      477,000        572,721
 Hokkaido Gas Co., Ltd.................................        8,000         13,939
 Hokko Chemical Industry Co., Ltd......................       12,000         32,608
 Hokuriku Electrical Construction Co., Ltd.............       81,000        200,359
 *Hokushin Co., Ltd....................................       32,600         38,848
 Honen Corp............................................      109,000        184,994
 Ichikawa Co., Ltd.....................................      117,000        238,708
 Ichiken Co., Ltd......................................       45,000         40,218
 Idec Izumi Corp.......................................      130,000      1,578,479
 Ihara Chemical Industry Co., Ltd......................       64,000        114,976
 *Ikegami Tsushinki Co., Ltd...........................      129,000        265,520
 Inaba Denki Sangyo Co., Ltd...........................        9,000         97,336
 Inabata and Co., Ltd., Osaka..........................      178,000      1,012,357
 *Inui Steamship Co., Ltd..............................       32,000         18,777
 *Iseki & Co., Ltd.....................................      281,000        200,404
 *Ishikawajima Transport Machinery Co., Ltd............       37,000        119,914
 Ishizuka Glass Co., Ltd...............................      119,000        224,526
 Itochu Fuel Corp......................................      140,000        523,241
 *Itochu Warehouse Co., Ltd............................       38,000         53,173
 Itoki Crebio Corp.....................................       63,000        171,191
 Iwaki & Co., Ltd......................................       31,000         55,971
 Iwasaki Electric Co., Ltd.............................       60,000        131,081
 *Iwatsu Electric Co., Ltd.............................       76,000        171,525
 Izumi Co., Ltd........................................       82,000        788,382
 Izumiya Co., Ltd......................................      151,000        954,219
 JGC Corp..............................................      226,000      1,591,389
 JMS Co., Ltd..........................................      135,000        486,273
 *Japan Bridge Corp....................................       31,000         33,583
 Japan Foundation Engineering Co., Ltd.................       43,000        160,321
 Japan Oil Transportation Co., Ltd.....................       41,000         66,624
 Japan Paperboard Industries Co., Ltd., Tokyo..........       35,000         66,353
 *Japan Steel Tower Co., Ltd...........................       29,000         79,849
 *Japan Steel Works, Ltd...............................      237,000        237,490
 Japan Transcity Corp..................................       79,000        138,357
 Japan Vilene Co., Ltd.................................      202,000        483,249
 *Joban Kosan Co., Ltd.................................       87,000        112,313
 Joshin Denki Co., Ltd.................................       71,000        176,264
 *Jsp Corp.............................................       32,000        165,530
 *Juel Verite Ohkubo Co., Ltd..........................       24,000         44,199
 *Jujiya Co., Ltd......................................      265,000        124,401
 Juken Sangyo Co., Ltd.................................       38,000        217,493
 *Juntendo Co., Ltd....................................       27,000         62,155
 Kaga Electronics Co., Ltd.............................        7,000         84,679
 Kagawa Bank, Ltd......................................       47,000        255,003
 Kagoshima Bank, Ltd...................................       66,000        283,016
 Kahma Co., Ltd........................................       41,000        196,170
 *Kamagai Gumi Co., Ltd................................      878,000        229,861
 *Kameda Seika.........................................       32,000        144,442
 Kamei Corp............................................       65,000        295,745
 Kanaden Corp..........................................       11,000         43,793
 Kanamoto Co., Ltd.....................................       10,000         49,832
 Kanematsu Electronics, Ltd............................       87,000        381,706
 Kanto Bank, Ltd.......................................       30,700        382,464
 Kanto Natural Gas Development Co., Ltd................      198,000      1,059,969
 Kasei (C.I.) Co., Ltd.................................       12,000         36,833
 Kasumi Co., Ltd.......................................       43,000        170,026

                                                            SHARES           VALUE+
                                                            ------           ------

 Kato Works Co., Ltd...................................      100,000   $    128,192
 Katsumura Construction Co., Ltd.......................       40,000         43,333
 Kawada Industries, Inc................................       95,000        183,532
 *Kawasaki Kasei Chemicals, Ltd........................       58,000         64,403
 *Kawashima Textile Manufacturers, Ltd.................      306,000        375,693
 *Kawasho Corp.........................................      425,000        456,572
 Kawasho Gecoss Corp...................................       45,300        121,867
 Kayaba Industry Co., Ltd..............................       80,000        130,720
 Keihin Co., Ltd.......................................       34,000         44,199
 *Keiiyu Co., Ltd......................................       13,000         87,667
 Keiyo Co., Ltd........................................       35,000        158,931
 Kinki Sharyo Co., Ltd., Nagaokakyo....................       90,000        104,811
 Kinseki, Ltd..........................................       67,000        780,257
 *Kinsho-Mataichi Corp.................................       51,000         54,789
 Kioritz Corp..........................................      237,000        284,560
 *Kiriu Machine MFG Co., Ltd...........................       24,000         47,449
 Kishu Paper Co., Ltd..................................      110,000        165,837
 Kitagawa Iron Works Co., Ltd..........................      104,000        122,053
 Kitano Construction Corp..............................       98,000        185,788
 Kitz Corp.............................................      197,000        282,772
 Kiyo Bank, Ltd........................................      375,000        964,827
 *Koito Industries, Ltd................................       54,000        137,473
 *Kokune Corp..........................................       99,000         67,030
 Kokusai Kogyo Co., Ltd................................       71,000        335,864
 Komai Tekko, Inc......................................       63,000        141,048
 *Komatsu Construction Co., Ltd........................       16,000         21,666
 *Komatsu Forklift Co., Ltd............................      153,000        222,377
 Komatsu Seiren Co., Ltd...............................       56,000        144,081
 Komatsu Zenoah Co.....................................        1,000          2,167
 *Kosei Securities Co., Ltd............................      118,000        202,399
 Krosaki Corp..........................................       32,000         44,777
 Kumiai Chemical Industry Co., Ltd., Tokyo.............      107,000        168,076
 Kurabo Industries, Ltd................................      337,000        471,558
 Kureha Chemical Industry Co., Ltd.....................      263,000        622,057
 Kurimoto, Ltd.........................................      182,000        368,038
 *Kuroganeya Co., Ltd..................................       15,000         48,207
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................       39,000        158,435
 Kyosan Electric Manufacturing Co., Ltd................       77,000        169,611
 Kyowa Leather Cloth Co., Ltd..........................       75,000        320,932
 Kyudenko Corp.........................................      107,000        341,948
 Kyushu Bank, Ltd......................................      314,000        884,418
 *Laox Co., Ltd........................................       46,000        180,643
 Life Corp.............................................       14,000         83,794
 *Lonseal Corp.........................................       63,000         44,362
 MR Max Corp...........................................       48,000        145,597
 Maeda Corp............................................      244,000        971,408
 Maeda Road Construction Co., Ltd......................      132,000        564,840
 *Maezawa Kyuso Industries Co., Ltd....................       20,000        106,165
 Magara Construction Co., Ltd..........................       57,000         67,924
 Marudai Food Co., Ltd.................................      170,000        242,482
 Maruetsu, Inc.........................................      192,000        537,324
 Marusan Securities Co., Ltd...........................       25,000        110,363
 Maruwn Corp...........................................       21,000         36,020
 Maruzen Showa Unyu Co., Ltd...........................      143,000        258,190
 Matsui Construction Co., Ltd..........................       90,000        239,683
 Matsuo Bridge Co., Ltd................................       90,000        174,684
 Meiko National Securities Letters of Guarantee........       62,000        122,577
 Meito Sangyo Co., Ltd.................................       90,000        934,359

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Meiwa Industry Co., Ltd..............................       26,000   $     52,342
 Mitsuba Corp..........................................       72,000        283,395
 Mitsubishi Cable Industries, Ltd......................      239,000        627,862
 Mitsubishi Paper Mills, Ltd...........................      419,000        824,601
 *Mitsubishi Steel Manufacturing Co., Ltd..............      185,000        146,970
 *Mitsui Construction Co., Ltd.........................      199,000         97,011
 Mitsui Home Co., Ltd..................................       86,000        308,221
 Mitsui Matsushima Co., Ltd............................       55,000         90,366
 *Mitsui Mining Co., Ltd...............................      199,000        194,022
 *Mitsui Wood Systems, Inc.............................       37,000         38,747
 Mitsuuroko Co., Ltd...................................      174,000        958,192
 Miyazaki Bank, Ltd....................................      183,260        653,489
 Miyuki Keori Co., Ltd.................................      124,000        448,889
 Mizuno Corp...........................................      176,000        505,258
 Morita Corp...........................................      117,000        276,733
 Morozoff, Ltd., Osaka.................................      119,000        215,932
 Mory Industries, Inc..................................       56,000        107,176
 Mutow Co., Ltd........................................       89,000        490,109
 *Myojo Foods Co., Ltd.................................       58,000        115,192
 *Nabco, Ltd...........................................      107,000        154,553
 Nagase & Co., Ltd.....................................      196,000        921,864
 *Naigai Co., Ltd......................................      140,000        106,165
 *Nakamichi Corp.......................................      125,000         74,478
 Nakamuraya Co., Ltd...................................        8,000         19,861
 *Nakano Corp..........................................      157,000        102,048
 Nakayama Steel Works, Ltd.............................      151,000        181,302
 *Nakayo Telecommunications, Inc.......................       32,000         67,888
 Neturen Co., Ltd., Tokyo..............................       73,000        191,115
 Nichia Steel Works, Ltd...............................      156,200        408,933
 Nichimen Corp.........................................      554,000        600,156
 Nichimo Co., Ltd......................................      127,000        146,753
 *Nichimo Corp.........................................      104,000         68,538
 Nichireki Co., Ltd....................................       32,000        127,976
 *Nihon Kagaku Sangyo Co., Ltd.........................       27,000         87,992
 Nihon Kohden Corp.....................................       82,000        210,975
 Nihon Matai Co., Ltd..................................      119,000        247,086
 Nihon Nohyaku Co., Ltd................................       90,000        176,309
 Nihon Parkerizing Co., Ltd............................      228,000        695,705
 Nihon Tokushu Toryo Co., Ltd..........................       79,000        179,009
 *Niigata Chuo Bank, Ltd...............................      321,000              0
 Nikko Co., Ltd., Akashi...............................      123,000        277,599
 Nippon Beet Sugar Manufacturing Co., Ltd..............      217,000        282,095
 Nippon Chemical Industrial Co., Ltd...................       47,000        190,934
 Nippon Chemi-Con Corp.................................      119,000        959,338
 *Nippon Chemiphar Co., Ltd............................      115,000        249,162
 *Nippon Columbia Co., Ltd.............................       35,000         58,138
 *Nippon Concrete Industries Co., Ltd..................       59,000         55,926
 Nippon Conlux Co., Ltd................................       78,000        371,089
 *Nippon Conveyor Co., Ltd.............................       52,000         36,147
 Nippon Denko Co., Ltd.................................      137,000        215,200
 Nippon Densetsu Kogyo Co., Ltd........................       86,000        268,626
 Nippon Fine Chemical Co., Ltd.........................        9,000         33,962
 *Nippon Formula Feed Manufacturing Co., Ltd...........       35,000         41,076
 Nippon Hodo Co., Ltd..................................      151,000        640,690
 Nippon Hume Pipe Co., Ltd.............................       95,000        186,962
 Nippon Koei Co., Ltd., Tokyo..........................      121,000        230,484
 *Nippon Koshuha Steel Co., Ltd........................      133,000        110,462
 Nippon Light Metal Co., Ltd...........................      525,000        445,513
 *Nippon Metal Industry Co., Ltd.......................      238,000        163,292

                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Paint Co., Ltd.................................      315,000   $    989,608
 *Nippon Piston Ring Co., Ltd..........................        8,000          6,428
 Nippon Road Co., Ltd..................................      125,000        182,809
 Nippon Seisen Co., Ltd................................       35,000         65,405
 Nippon Sharyo, Ltd....................................      139,000        237,165
 Nippon Shinpan Co., Ltd...............................      433,000        594,162
 Nippon Soda Co., Ltd..................................      175,000        502,387
 Nippon Suisan Kaisha, Ltd.............................      104,000        168,058
 Nippon Synthetic Chemical Industry Co., Ltd...........      133,000        170,496
 *Nippon Typewriter Co., Ltd...........................       14,000         41,708
 Nippon Valqua Industries, Ltd.........................      153,000        216,852
 *Nippon Yakin Kogyo Co., Ltd..........................      237,000        139,070
 *Nissan Construction Co., Ltd.........................      106,000         67,942
 *Nissan Diesel Motor Co., Ltd.........................      179,000        203,609
 *Nissan Shatai Co., Ltd...............................      193,000        292,712
 Nisshin Oil Mills, Ltd................................      189,000        525,516
 Nisshin Steel Co., Ltd................................      316,000        268,156
 Nisshinbo Industries, Inc.............................        9,000         42,737
 Nissin Electric Co., Ltd..............................      152,000        366,377
 *Nissin Sugar Manufacturing Co., Ltd..................       97,000        105,957
 *Nittan Co., Ltd......................................       18,000         31,362
 *Nittan Valve Co., Ltd................................       34,000         56,170
 Nittetsu Mining Co., Ltd..............................      102,000        215,471
 Nitto Construction Co., Ltd...........................       10,000         17,423
 Nittoc Construction Co., Ltd..........................       73,000         91,603
 Noda Corp.............................................       24,000         97,282
 *Nomura Co., Ltd......................................       39,000        108,088
 Noritz Corp...........................................       70,000        586,434
 *Oak Co., Ltd.........................................       22,000         21,450
 Obayashi Road Corp....................................      152,000        349,911
 Ohki Corp.............................................      168,000        309,395
 *Ohkura Electric Co., Ltd.............................       12,000         18,850
 Okabe Co., Ltd........................................       98,000        294,607
 Okamura Corp..........................................       43,000        171,579
 Oki Electric Cable Co., Ltd...........................       10,000         25,187
 Okumura Corp..........................................       78,000        246,454
 Okura Industrial Co., Ltd.............................      180,000        607,739
 *Ono Sokki Co., Ltd...................................       37,000         67,472
 *Optec Dai-Ichi Denko Co., Ltd........................       52,333         41,102
 Oriental Construction Co., Ltd........................       36,000        123,173
 Osaka Steel Co., Ltd..................................       55,000        216,979
 Osaki Electric Co., Ltd...............................       29,000        167,553
 P.S.C. Corp...........................................       34,000        101,290
 Pacific Industrial Co., Ltd...........................      187,000        447,364
 Parco Co., Ltd........................................       77,000        215,489
 *Piolax, Inc..........................................       15,000         85,446
 *Pokka Corp...........................................      110,000        439,916
 *Prima Meat Packers, Ltd..............................       93,000         95,711
 Raito Kogyo Co., Ltd..................................       66,600        234,483
 *Renown Look, Inc.....................................      114,000        245,967
 Rheon Automatic Machinery Co., Ltd....................       93,000        301,405
 *Rhythm Watch Co., Ltd................................      120,000        188,497
 Riken Vinyl Industry Co., Ltd.........................       77,000        216,184
 Ryoden Trading Co., Ltd...............................       85,000        259,364
 S.T. Chemical Co., Ltd................................      115,000        726,723
 SXL Corp..............................................      108,000        237,896
 Sagami Co., Ltd.......................................      141,000        442,967
 Sakai Heavy Industries, Ltd...........................       55,000        107,248
 *Sakurada Co., Ltd....................................       36,000         34,449
 San-Ai Oil Co., Ltd...................................      100,000        287,981

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sankei Building Co., Ltd..............................       36,000   $    122,198
 Sanki Engineering Co., Ltd............................      104,000        485,397
 *Sanko Metal Industrial Co., Ltd., Tokyo..............       49,000         42,908
 *Sankyo Aluminum Industry Co., Ltd....................      328,000        216,157
 Sankyo Seiko Co., Ltd.................................       75,000        184,163
 *Sankyu, Inc., Tokyo..................................      271,000        237,309
 *Sanritsu Corp........................................        6,000         35,262
 Sanshin Electronics Co., Ltd..........................       47,000        287,674
 Sanwa Shutter Corp....................................       89,000        210,506
 *Sanyo Engineering & Construction, Inc................       31,000         90,953
 Sanyo Industries, Ltd., Tokyo.........................      121,000        397,612
 Sanyo Special Steel Co., Ltd..........................      248,000        335,827
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............      207,000        149,497
 Sata Construction Co., Ltd., Gumma....................      134,000        143,954
 Sato Shoji Corp.......................................       49,000        170,306
 *Seikitokyu Kogyo Co., Ltd............................      211,000        148,577
 Seino Transportation Co., Ltd.........................       50,000        228,399
 Seiren Co., Ltd.......................................       70,000        176,941
 Seiyo Food Systems, Inc...............................       97,000        291,601
 Sekisui Jushi Co., Ltd................................       60,000        193,372
 Sekisui Plastics Co., Ltd.............................      148,000        257,865
 Senko Co., Ltd........................................      150,000        270,829
 Senshukai Co., Ltd....................................       88,000        432,965
 Shibusawa Warehouse Co., Ltd..........................      102,000        230,204
 Shibuya Kogyo Co., Ltd................................       61,000        454,866
 Shin Nippon Air Technologies Co., Ltd.................       44,620        147,027
 Shinagawa Fuel Co., Ltd...............................       86,000        287,259
 Shinko Shoji Co., Ltd.................................       40,000        276,606
 *Shinmaywa Industries, Ltd............................      154,000        246,075
 Shoei Foods Corp......................................       29,000        123,570
 *Shokusan Jutaku Sogo Co., Ltd........................      116,000         77,493
 *Showa Aircraft Industry Co., Ltd.....................       44,000         99,701
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......       61,000        110,137
 Showa Highpolymer Co., Ltd............................       26,000         80,743
 Showa Sangyo Co., Ltd.................................      146,000        237,246
 Sintokogio, Ltd., Nagoya..............................      113,000        249,930
 *Snt Corp.............................................       31,000         58,770
 Soda Nikka Co., Ltd...................................       82,000        143,611
 *Sokkisha Co., Ltd....................................       35,000         56,242
 *Somar Corpor.........................................       25,000         51,909
 Sotetsu Rosen Co., Ltd................................        2,000          9,298
 *Sotoh Co., Ltd.......................................       19,000         79,759
 *Suminoe Textile Co., Ltd.............................      116,000        129,853
 Sumitomo Densetsu Co., Ltd............................       12,000         57,416
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       40,000        119,526
 Sumitomo Seika Chemicals Co., Ltd.....................       10,000         21,486
 Sun Wave Corp.........................................       70,000        116,276
 SunTelephone Co., Ltd.................................       78,000        178,151
 *Suzutan Co., Ltd.....................................      156,000        132,381
 TYK Corp..............................................       58,000        101,055
 Tabai Espec Corp......................................        8,000         76,554
 *Tachi-S Co., Ltd.....................................       29,000        122,785
 Tadano, Ltd...........................................      183,000        294,066
 Taihei Dengyo Kaisha, Ltd.............................       58,000        136,136
 Taihei Kogyo Co., Ltd.................................      101,000        123,092
 Taikisha, Ltd.........................................       16,000        104,143

                                                            SHARES           VALUE+
                                                            ------           ------

 *Taisei Prefab Construction Co., Ltd..................      265,000   $    258,370
 Taisei Rotec Corp.....................................      220,000        305,856
 Taiyo Toyo Sanso Co., Ltd.............................      164,000        328,678
 Takada Kiko Co., Ltd..................................       73,000        286,672
 *Takamisawa Electric Co., Ltd.........................       18,000         37,374
 *Taka-Q Co., Ltd......................................       98,000         81,393
 *Takara Co., Ltd......................................       97,000        380,045
 Takara Standard Co., Ltd..............................      242,000        948,153
 *Takigami Steel Construction Co., Ltd.................       35,000         94,790
 Takiron Co., Ltd......................................      157,000        521,580
 Tamura Corp...........................................       73,000        280,082
 Tasaki Shinju Co., Ltd................................       65,000        246,454
 *Tatsuta Electric Wire & Cable Co., Ltd...............       90,000        141,373
 Tayca Corp............................................      169,000        378,366
 Teikoku Hormone Manufacturing Co., Ltd................       76,000        499,480
 Teikoku Tsushin Kogyo Co., Ltd........................       63,000        193,372
 Tekken Corp...........................................      204,000        165,747
 Tenma Corp............................................       44,000        393,243
 Tetra Co., Ltd., Tokyo................................       31,000         55,971
 *Titan Kogyo KK.......................................       86,000        124,220
 Toa Doro Kogyo Co., Ltd...............................       76,000        133,789
 *Toa Wool Spinning & Weaving Co., Ltd.................      185,000        105,217
 Toagosei Co., Ltd.....................................      353,000        666,031
 *Tobu Store Co., Ltd..................................      168,000        254,796
 Tochigi Bank, Ltd.....................................       95,000        582,327
 Tochigi Fuji Industrial Co., Ltd......................      125,000        241,489
 Toda Kogyo Corp.......................................      156,000        704,154
 Toenec Corp...........................................      124,000        470,158
 *Tohoku Telecommunications Construction Co., Ltd......       10,000         19,951
 Tohto Suisan Co., Ltd.................................      135,000        354,650
 *Tokai Lease Co., Ltd.................................       32,000         48,244
 *Tokai Senko KK, Nagoya...............................      118,000        112,917
 Tokico, Ltd...........................................      160,000        297,550
 *Tokimec, Inc.........................................      107,000        113,983
 Tokushu Paper Manufacturing Co., Ltd..................       66,000        241,308
 *Tokyo Biso Kogyo Corp................................       19,000         69,468
 Tokyo Denki Komusho Co., Ltd..........................       82,000        276,119
 *Tokyo Nissan Auto Sales Co., Ltd.....................       34,000         58,625
 *Tokyo Soir Co., Ltd..................................       28,000         51,819
 Tokyo Steel Manufacturing Co., Ltd....................      215,100        986,455
 Tokyo Tatemono Co., Ltd...............................      294,000        552,057
 *Tokyo Tekko Co., Ltd.................................      170,000        110,498
 *Tokyu Car Corp.......................................      175,000        113,748
 *Tokyu Construction Co., Ltd..........................      223,000        146,961
 *Tokyu Department Store Co., Ltd......................      329,000        237,607
 *Tokyu Hotel Chain Co., Ltd...........................       81,000        114,804
 Tokyu Store Chain Corp................................       86,000        249,216
 *Tokyu Tourist Corp...................................       54,000         60,449
 Toli Corp.............................................       85,000        155,004
 Tomoe Corp............................................       50,000         81,249
 Tomoku Co., Ltd.......................................       99,000        181,428
 Tonami Transportation Co., Ltd........................      126,000        242,283
 Topcon Corp...........................................      129,000        407,597
 Topre Corp............................................       92,000        284,876
 Torishima Pump Manufacturing Co., Ltd., Osaka.........       93,000        413,068

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Toshiba Engineering & Construction Co., Ltd...........       89,000   $    179,975
 Toshiba Tungaloy Co., Ltd.............................       97,000        529,786
 Tosho Printing Co., Ltd...............................       85,000        168,049
 *Tostem Viva Corp.....................................       87,000        289,814
 Totetsu Kogyo Co., Ltd................................      117,000        234,483
 Totoku Electric Co., Ltd., Tokyo......................       57,000        167,237
 *Towa Meccs Corp......................................       75,000         64,999
 Toyo Construction Co., Ltd............................      266,000        158,489
 *Toyo Electric Co., Ltd...............................       14,000         15,419
 *Toyo Engineering Corp................................      226,000        212,185
 Toyo Ink Manufacturing Co., Ltd.......................      378,000        815,573
 *Toyo Kanetsu KK......................................      182,000        172,518
 Toyo Kohan Co., Ltd...................................       89,000        225,772
 Toyo Radiator Co., Ltd................................       93,000        372,768
 Toyo Securities Co., Ltd..............................      267,000        617,056
 *Toyo Shutter Co., Ltd................................       66,000         37,537
 Toyo Wharf & Warehouse Co., Ltd.......................      103,000        126,459
 Toyota Tsusho Corp....................................       20,000         68,610
 *Toyota Woodyou Home Corp.............................       29,000         65,450
 *Tsudakoma Corp.......................................      118,000        143,810
 *Tsugami Corp.........................................      282,000        809,561
 *Tsumura & Co., Inc...................................       44,000        130,287
 Tsurumi Manufacturing Co., Ltd........................       34,000        158,381
 Tsutsunaka Plastic Industry Co., Ltd..................       61,000        168,510
 U-Shin, Ltd...........................................       32,000        107,465
 *Ube Material Industries, Ltd.........................      106,000        117,702
 Uchida Yoko Co., Ltd..................................      101,000        671,077
 Ueki Corp.............................................      113,000        183,622
 *Unisia Jecs Corp.....................................      200,000        305,134
 *Utoc Corp............................................       22,000         27,011
 Wakachiku Construction Co., Ltd.......................      167,000        150,761
 Yahagi Construction Co., Ltd..........................      130,000        451,832
 Yamamura Glass Co., Ltd...............................      227,000        336,080
 *Yamatane Corp........................................      105,000        113,748
 *Yamato International, Inc............................       72,000         71,499
 Yamato Kogyo Co., Ltd.................................       96,000        377,860
 Yodogawa Steel Works, Ltd.............................      478,000        992,497
 Yokogawa Bridge Corp..................................       66,000        232,371
 Yokohama Reito Co., Ltd...............................        8,000         40,155
 Yondenko Corp.........................................      139,650        461,419
 *Yonex Co., Ltd.......................................       30,000         99,665
 Yorozu Corp...........................................       26,000         98,582
 *Yuasa Funashoku Co., Ltd.............................       66,000         98,311
 *Yuasa Trading Co., Ltd...............................       57,000         66,380
 *Yuken Kogyo Co., Ltd.................................       55,000         59,582
 Yurtec Corp...........................................      106,000        344,494
 *Yushiro Chemical Industry Co., Ltd...................       17,000         82,874
 *Zexel Corp...........................................      209,000        264,148
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $211,849,930)..................................                 127,489,764
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $19,217)......................................                      18,974
                                                                       ------------
TOTAL -- JAPAN
  (Cost $211,869,147)..................................                 127,508,738
                                                                       ------------
UNITED KINGDOM -- (18.0%)
COMMON STOCKS -- (17.7%)
 600 Group P.L.C.......................................      155,890        118,229
 AIM Group P.L.C.......................................       32,556         65,766

                                                            SHARES           VALUE+
                                                            ------           ------

 API Group P.L.C.......................................       31,000   $    106,568
 ASDA Property Holdings P.L.C..........................      140,000        387,997
 *ASW Holdings P.L.C...................................    1,067,640        139,997
 Abbeycrest P.L.C......................................       70,000        100,720
 *Acatos & Hutcheson P.L.C.............................      100,404         80,418
 Adam & Harvey Group P.L.C.............................        8,000         12,532
 Aggregate Industries P.L.C............................          101             94
 Airflow Streamlines P.L.C.............................       19,305         31,061
 Airsprung Furniture Group P.L.C.......................       80,900         80,852
 *Alexanders Holdings P.L.C............................       71,000         27,930
 Alexandra Workwear P.L.C..............................       46,000         74,665
 Allders P.L.C.........................................      156,842        230,121
 Allen P.L.C...........................................       56,000        163,931
 Alumasc Group P.L.C...................................      150,000        247,726
 *Amberley Group P.L.C.................................       71,000         23,149
 Amstrad P.L.C.........................................       86,077        153,749
 *Anglesey Mining P.L.C................................      100,000          2,835
 Anglo Eastern Plantations P.L.C.......................       57,195         35,270
 Anite Group P.L.C.....................................      800,000      1,837,210
 Antofagasta Holdings P.L.C............................       15,800         86,457
 Arcadia Group P.L.C...................................      215,588        301,033
 Armitage Brothers P.L.C...............................       10,000         31,187
 *Armour Trust P.L.C...................................      225,000         60,602
 Arriva P.L.C..........................................      112,920        419,398
 Ascot P.L.C...........................................      174,615        540,862
 Ashtenne Holdings P.L.C...............................       50,000        139,988
 Aston Villa P.L.C.....................................       10,000         41,110
 Austin Reed Group P.L.C...............................      138,001        177,045
 Avesco P.L.C..........................................       38,571        390,949
 Avon Rubber P.L.C.....................................       48,840        152,318
 *Azlan Group P.L.C....................................      185,000        452,392
 BICC P.L.C............................................      143,805        250,745
 *BLP Group P.L.C......................................       35,000         29,025
 *BS P.L.C.............................................        5,000         10,809
 BSS Group P.L.C.......................................       77,000        422,976
 Babcock International Group P.L.C.....................      458,333        821,912
 Baggeridge Brick P.L.C................................       96,100        127,376
 Baird (William) P.L.C.................................      236,500        226,302
 Barlows P.L.C.........................................      100,000         85,765
 Barr (A.G.) P.L.C.....................................        7,500         38,966
 Baynes (Charles) P.L.C................................      200,000        136,090
 Beale P.L.C...........................................       10,000         12,900
 Beattie (James) P.L.C.................................      145,000        290,856
 Beazer Group P.L.C....................................      501,498        952,638
 Belhaven Brewery Group P.L.C..........................       12,000         30,450
 Bellway P.L.C.........................................      100,000        479,858
 Bemrose Corp. P.L.C...................................       14,065         80,452
 Benchmark Group P.L.C.................................       92,000        354,088
 Bentalls P.L.C........................................      111,883        106,266
 Bett Brothers P.L.C...................................       71,892        217,587
 Birse Group P.L.C.....................................      529,277         58,148
 *Bizspace P.L.C.......................................       34,782         13,806
 Black Arrow Group P.L.C...............................       35,000         43,414
 *Blagden Industries P.L.C.............................      181,983         28,378
 Body Shop International P.L.C.........................      180,000        267,926
 Boosey & Hawkes P.L.C.................................       18,000         36,999
 Boot (Henry) & Sons P.L.C.............................       50,000        138,216
 Bourne End Properties P.L.C...........................      289,475        244,164
 Bristol Water Holdings P.L.C..........................        4,000         50,183
 *British Biotech P.L.C................................      640,896        222,591
 British Polythene Industries P.L.C....................       33,960        145,629
 British Vita P.L.C....................................      216,100        487,086

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Brooks Service Group P.L.C............................       15,000   $     38,807
 Brown & Jackson P.L.C.................................      458,200        516,388
 *Brunel Holding PLC...................................        8,648          4,475
 Bryant Group P.L.C....................................      618,997      1,259,198
 Budgens P.L.C.........................................      327,148        313,041
 Bullough P.L.C........................................      235,000        138,251
 Burford Holdings P.L.C................................      708,000      1,058,862
 *Burn Stewart Distillers P.L.C........................      200,395         52,555
 Burndene Investments P.L.C............................      229,402        110,568
 Burtonwood Brewery P.L.C..............................       37,080         88,571
 *CLS Holdings P.L.C...................................      254,181        675,613
 Caffyns P.L.C.........................................        2,500         10,278
 *Cairn Energy P.L.C...................................      125,290        346,342
 Cannons Group P.L.C...................................      153,444        252,326
 Cape P.L.C............................................      237,482         89,213
 Capital & Regional Properties P.L.C...................      181,161        508,491
 Carbo P.L.C...........................................      342,000         50,906
 Carclo Engineering Group P.L.C........................      144,314        269,022
 Carr's Milling Industries P.L.C.......................       11,000         18,712
 Castings P.L.C........................................       40,000         78,535
 Chapelthorpe P.L.C....................................      407,651        145,916
 Chloride Group P.L.C..................................      316,000        828,729
 Chorion P.L.C.........................................       87,600         42,532
 Churchill China P.L.C.................................       30,000         64,430
 City Centre Restaurants P.L.C.........................      178,750        131,766
 Clarkson (Horace) P.L.C...............................       75,061        155,885
 Clinton Cards P.L.C...................................      107,415        143,897
 *Clubhaus P.L.C.......................................       92,733         57,184
 Coats Viyella P.L.C...................................      924,730        530,913
 Colefax & Fowler Group P.L.C..........................       96,000        105,469
 Community Hospitals Group P.L.C.......................       67,000        529,509
 *Cook (D.C.) Holdings, Ltd............................      200,000         26,934
 Coral Products P.L.C..................................       50,000         38,984
 Cornwell Parker P.L.C.................................      153,333        116,290
 Cosalt P.L.C..........................................       20,000         64,501
 *Costain Group P.L.C..................................       73,000         11,642
 Country Gardens P.L.C.................................       24,000        131,837
 Countryside Property P.L.C............................      144,855        277,218
 Countrywide Assured Group P.L.C.......................       94,783        143,770
 Courts P.L.C..........................................      141,633        742,882
 Cox Insurance Holdings P.L.C..........................       70,000        243,615
 *Cradley Group Holdings P.L.C.........................       38,466         12,814
 *Creighton Naturally P.L.C............................      250,000         21,264
 Crest Nicholson P.L.C.................................      545,000      1,182,066
 Cropper (James) P.L.C.................................       14,000         47,135
 *DRS Data Research Services P.L.C.....................       51,000         10,122
 DTZ Holdings P.L.C....................................       42,423        107,047
 Daejan Holdings P.L.C.................................       34,500        497,631
 Dairy Crest Group P.L.C...............................      223,000        717,603
 *Dana Petroleum P.L.C., UK............................      233,333         48,789
 Dawson International P.L.C............................      303,194        275,077
 Delancey Estates P.L.C................................       63,465         75,573
 Delta P.L.C...........................................      366,000        796,422
 Delyn Group P.L.C. ...................................       18,000         59,964
 Derwent Valley Holdings P.L.C.........................       94,000        986,083
 Development Securities P.L.C..........................       70,000        308,612
 Dewhirst Group P.L.C..................................      132,000        101,047
 Diploma P.L.C.........................................      143,039        506,930
 Dixon Motors P.L.C....................................      165,000        380,094
 Domino Printing Sciences P.L.C........................      440,000      1,419,018
 Dowding & Mills P.L.C.................................      141,000         71,957
 East Surrey Holdings P.L.C............................       45,000        118,015

                                                            SHARES           VALUE+
                                                            ------           ------

 Eldridge Pope & Co. P.L.C.............................       25,000   $     66,450
 Eleco Holdings P.L.C..................................       68,900         30,278
 Electronic Data Processing P.L.C......................       55,900         49,527
 *Elementis P.L.C......................................      853,698        907,652
 Emess P.L.C...........................................      200,000         82,221
 *Energy Technique P.L.C...............................       25,000          2,569
 Ennstone P.L.C........................................      268,843        105,759
 Enterprise Inns P.L.C.................................       36,307        227,235
 Esporta P.L.C.........................................      127,900        176,778
 Estates & General P.L.C...............................       75,000        114,826
 Eurocopy P.L.C........................................      156,700         66,641
 European Motor Holdings P.L.C.........................      271,675        263,812
 Europower P.L.C.......................................      115,564         10,649
 *FII Group P.L.C......................................      104,900        150,193
 Fenner P.L.C..........................................      175,000        230,714
 Ferguson International Holdings P.L.C.................       88,836         44,077
 Fine Art Developments P.L.C...........................      295,000      1,003,661
 Firth Rixson P.L.C....................................    1,018,563        476,492
 Fisher (Albert) Group P.L.C...........................       55,000         70,951
 Folkes Group P.L.C....................................       15,000         19,882
 *Fortress Holdings P.L.C..............................      200,000         70,880
 Freeport Leisure P.L.C................................       12,000         91,265
 *Friendly Hotels P.L.C................................       37,061         21,540
 Frogmore Estates P.L.C................................      103,039        882,982
 Fuller, Smith & Turner P.L.C. Series A................       37,000        199,315
 Fulmar P.L.C..........................................      107,500        112,008
 *GEI International P.L.C..............................      156,716          4,999
 Galliford P.L.C.......................................      296,740        103,061
 Garban Intercapital P.L.C.............................       41,977        187,446
 Gardner Group P.L.C...................................       34,000         67,478
 Garton Engineering P.L.C..............................        6,000          5,826
 Gaskell P.L.C.........................................       40,000         24,099
 *Gearhouse Group P.L.C................................       28,000          9,526
 Georgica P.L.C........................................      124,719        163,542
 *Gioma Restaurants P.L.C..............................      200,000        114,826
 Gleeson (M.J.) Group P.L.C............................       18,829        206,863
 Glenchewton P.L.C.....................................      100,000        114,826
 Goodwin P.L.C.........................................        5,000          4,784
 Gowrings P.L.C........................................       15,000         20,520
 Grainger Trust, Ltd...................................       42,000        358,724
 Grampian Holdings P.L.C...............................      100,633         93,441
 Grantchester Holdings P.L.C...........................      167,930        452,309
 Greene King P.L.C.....................................      135,026        952,279
 *Greenwich Resources P.L.C............................      156,000         12,716
 Haden Maclellan Holdings P.L.C........................      105,000         58,795
 Halstead (James) Group P.L.C..........................       76,066        212,967
 *Hampton Trust P.L.C..................................      200,491         39,790
 Hanover International P.L.C...........................       33,295         42,715
 Hardys & Hansons P.L.C................................       96,200        336,160
 *Hartstone Group P.L.C................................    1,022,431         90,587
 Hawtin P.L.C..........................................      150,000         26,048
 Haynes Publishing Group P.L.C.........................       23,932         50,041
 Hazlewood Foods P.L.C.................................      395,500        629,342
 Headway P.L.C.........................................       25,000         22,150
 Helical Bar P.L.C.....................................       34,500        365,581
 *Helphire Group P.L.C.................................      100,000        121,914
 Henlys Group P.L.C....................................       63,000        330,443
 Hewden-Stuart P.L.C...................................      257,000        413,507
 Highbury House Communications P.L.C...................      439,166        379,763

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hill & Smith Holdings P.L.C...........................       74,890   $     63,698
 Holidaybreak P.L.C....................................        8,550         34,119
 *Horace Small Apparel P.L.C...........................       80,000        206,970
 House of Fraser P.L.C.................................      213,000        175,130
 *Howard Holdings P.L.C................................      100,000         58,830
 Hunting P.L.C.........................................       37,015         68,739
 *Huntingdon Life Sciences Group P.L.C.................      613,340         34,779
 IAF Group P.L.C.......................................       66,500         45,721
 Inchcape P.L.C........................................       84,666        313,259
 Independent Insurance Group P.L.C.....................      220,000      1,158,604
 Intelek P.L.C.........................................       25,000         12,581
 Inveresk P.L.C........................................      124,500         17,649
 *JKX Oil and Gas P.L.C................................      122,000         27,239
 Jacobs (John I.) P.L.C................................      133,169         61,354
 Jarvis Hotels P.L.C...................................      400,000        555,699
 Jarvis P.L.C..........................................      300,000        799,526
 Jarvis Porter Group P.L.C.............................       51,000         25,304
 John David Sports P.L.C...............................      200,000        578,381
 Johnson Group Cleaners P.L.C..........................       37,000        121,162
 Johnston Group P.L.C..................................       21,000        122,055
 Joseph (Leopold) Holdings P.L.C.......................        9,000        102,386
 *Kalamazoo Computer Group P.L.C.......................       12,200          3,545
 *Kenwood Appliances P.L.C.............................      119,108        115,661
 Kier Group P.L.C......................................       12,534         46,908
 Kunick P.L.C..........................................      799,000        169,899
 Laing (John) P.L.C....................................       76,942        421,022
 Laird Group P.L.C.....................................      131,200        597,025
 Lambert Howarth Group P.L.C...........................       15,073         35,256
 *Lamont Holdings P.L.C................................      100,000         19,846
 *Laura Ashley Holdings P.L.C..........................      300,000         77,614
 Leeds Group P.L.C.....................................      241,639        145,583
 Leicester City P.L.C..................................      100,000         76,550
 Lex Service P.L.C.....................................      121,933        614,490
 *Lilleshall P.L.C.....................................       29,000         25,283
 Linton Park P.L.C.....................................       30,500        132,953
 Litho Supplies P.L.C..................................       70,000         75,912
 Locker (Thomas) Holdings P.L.C........................      419,082         90,599
 London Clubs International P.L.C......................      291,000        474,400
 *London Forfeiting Co.................................       66,200         36,600
 London Industrial P.L.C...............................       30,822        466,426
 London Merchant Securities P.L.C......................      355,222        793,111
 Lookers P.L.C.........................................      168,983        184,454
 Low & Bonar P.L.C.....................................      120,000        164,158
 Luminar P.L.C.........................................        3,970         36,581
 MFI Furniture Group P.L.C.............................      547,100        517,692
 MS International P.L.C................................       49,000         20,839
 MacDonald Hotels P.L.C................................       18,000         40,189
 MacFarlane Group Clansman P.L.C.......................       88,000         72,978
 *Mackie International Group P.L.C.....................       33,250              0
 Mallett P.L.C.........................................       25,000         55,464
 Manganese Bronze Holdings P.L.C.......................       10,000         17,720
 Marshalls P.L.C.......................................      225,001        701,715
 Martin International Holdings P.L.C...................      226,800         40,993
 Marylebone Warwick Balfour Group P.L.C................       47,977        154,728
 *Marylebone Warwick Balfour Group P.L.C. Issue 2000...       15,896         51,603
 Matthews (Bernard) P.L.C..............................      219,058        566,729
 Mayborn Group P.L.C...................................       50,000         37,921
 McAlpine (Alfred) P.L.C...............................      126,000        378,669
 McCarthy & Stone P.L.C................................      155,000        555,912

                                                            SHARES           VALUE+
                                                            ------           ------

 McKay Securities P.L.C................................       94,000   $    216,538
 McLeod Russell Holdings P.L.C.........................       31,000         29,663
 Mentmore Abbey P.L.C..................................      300,380        806,926
 *Merant P.L.C.........................................      137,341        150,888
 Merchant Retail Group P.L.C...........................      153,000        129,593
 Merivale Moore P.L.C..................................       14,000         32,548
 Merrydown P.L.C.......................................       94,172         39,382
 Mersey Docks & Harbour Co. P.L.C......................       45,030        328,109
 Metalrax Group P.L.C..................................      200,000        174,365
 Microgen Holdings P.L.C...............................       45,600        192,312
 *Mid-States P.L.C.....................................       50,000         17,011
 Molins P.L.C..........................................       57,750        110,520
 Moorfield Estates P.L.C...............................      493,333        251,766
 Moss Brothers Group P.L.C.............................       83,000         34,122
 *Mothercare P.L.C.....................................      115,821        224,937
 Mowlem (John) & Co. P.L.C.............................      454,478        905,197
 Mucklow (A & J) Group P.L.C...........................      160,000        396,928
 Nightfreight P.L.C....................................       75,000         38,807
 Northamber P.L.C......................................       23,000         38,637
 Novara P.L.C..........................................      460,000        164,654
 Ockham Holdings P.L.C.................................       55,000         60,815
 Old English Pub Company P.L.C.........................       70,000         85,836
 *Orbis P.L.C..........................................      145,000        112,026
 Owen (H.R.) P.L.C.....................................       70,000        114,117
 Oxford Instruments P.L.C..............................      143,399        368,958
 *Oxford Molecular Group P.L.C.........................       48,000         25,517
 *PGA European Tour Courses P.L.C......................       80,000         61,240
 *PPL Therapeutics P.L.C...............................       27,000         70,426
 *Paladin Resources P.L.C..............................      204,394         97,066
 Panther Securities P.L.C..............................       40,000         73,999
 *Partners Holdings P.L.C..............................       80,000         15,310
 Partridge Fine Arts P.L.C.............................       33,000         30,174
 Paterson Zochonis P.L.C...............................       40,000        240,992
 Pendragon P.L.C.......................................       95,000        231,636
 *Peptide Therapeutics Group P.L.C.....................      180,000        230,927
 Perry Group P.L.C.....................................       79,000        128,229
 Persimmon P.L.C.......................................      225,809        763,455
 Peterhouse Group P.L.C................................       41,919        251,068
 Photo-Me International P.L.C..........................      137,500        230,980
 Pifco Holdings P.L.C..................................       19,500         46,026
 Pilkingtons Tiles Group P.L.C.........................      170,000         12,050
 Pillar Property P.L.C.................................      131,363        679,704
 Pittards P.L.C........................................       39,000         29,578
 *Plantation & General Investment P.L.C................       64,601         21,063
 Portmeirion Potteries (Holdings) P.L.C................       16,044         36,959
 Precoat International P.L.C...........................       13,000         17,599
 *Premier Consolidated Oilfields P.L.C.................    2,628,330        568,203
 *Princedale Group P.L.C...............................      100,000         14,885
 *Probus Estates P.L.C.................................      416,666         19,197
 *Property Partnerships P.L.C..........................       10,000         11,341
 *Provalis P.L.C.......................................      110,769         31,405
 Prowting P.L.C........................................      113,261        179,023
 QS Holdings P.L.C.....................................      102,000         33,257
 *QSP Group P.L.C......................................       68,750         43,370
 Quick Group P.L.C.....................................      215,571        195,580
 Quintain Estates & Development P.L.C..................      223,696        531,162
 RJB Mining P.L.C......................................      500,000        439,456
 *Radamec Group P.L.C..................................       20,000          9,214

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ransom (William) & Son P.L.C..........................       75,000   $     80,272
 Reed Executive P.L.C..................................       15,000         47,100
 Reg Vardy P.L.C.......................................      101,000        393,738
 Renold P.L.C..........................................      338,000        464,774
 Roseby's P.L.C........................................       45,000        233,798
 Rowe Evans Investments P.L.C..........................       95,900         91,765
 *Royal Doulton P.L.C..................................      147,000        148,997
 Rugby Estates P.L.C...................................       32,000         92,995
 Russell (Alexander) P.L.C.............................       40,000         78,252
 Rutland Trust P.L.C...................................      182,210        107,195
 S & U P.L.C...........................................        7,000         32,747
 *SEP Industrial Holdings P.L.C........................      270,000         36,361
 SFI Group P.L.C.......................................       33,920         84,389
 Safeland P.L.C........................................      100,000         58,122
 *Safestore P.L.C......................................       35,897         38,166
 Salvesen (Christian) P.L.C............................       74,500        144,159
 Sanderson Bramall Motor Group P.L.C...................      170,720        359,389
 *Save Group P.L.C.....................................      196,000        161,153
 Saville (J.) Gordon Group P.L.C.......................      587,302        649,396
 Savills P.L.C.........................................       21,000         64,153
 Scapa Group P.L.C.....................................       99,600        195,552
 Seacon Holdings P.L.C.................................       50,000         23,036
 Shaftesbury P.L.C.....................................      183,333        670,524
 *Sherwood Group P.L.C.................................      202,000         26,488
 *ShopRite Group P.L.C.................................      146,000         27,941
 Silentnight Holdings P.L.C............................       30,000         71,447
 Simon Engineering P.L.C...............................      175,847        114,669
 Sinclair (William) Holdings P.L.C.....................       40,000         51,317
 Sirdar P.L.C..........................................      219,721        214,919
 Smart (J.) & Co. (Contractors) P.L.C..................        8,000         32,605
 Smith (David S.) Holdings P.L.C.......................      117,000        244,642
 Smith (James) Estates P.L.C...........................       95,000        233,656
 *Soco International P.L.C.............................       63,000        106,277
 *Solvera P.L.C........................................       99,000          6,666
 Somerfield P.L.C......................................      540,396        632,004
 St. Ives P.L.C........................................        9,377         61,812
 St. Modwen Properties P.L.C...........................      214,000        329,153
 Stanley Leisure Organisation P.L.C....................      152,932        326,279
 Stat-Plus Group P.L.C.................................       25,300         33,893
 Stirling Group P.L.C..................................      214,889         71,587
 *Stratagem Group P.L.C................................       47,000         11,660
 *Stylo P.L.C..........................................       16,588          5,879
 Swallowfield P.L.C....................................       25,000         30,124
 Swan Hill Group P.L.C.................................       87,000         85,715
 Syltone P.L.C.........................................       29,000         25,694
 TGI Group P.L.C.......................................       39,000         30,131
 TT Group P.L.C........................................      143,463        260,318
 *Tadpole Technology P.L.C.............................       53,280         39,087
 *Tandem Group P.L.C...................................      441,400         32,851
 *Tandem Group P.L.C...................................      472,000              0
 *Tay Homes P.L.C......................................      103,937        106,086
 Tbi P.L.C.............................................      221,000        238,100
 Telemetrix P.L.C......................................      170,214        916,922
 Tex Holdings P.L.C....................................       11,000         16,763
 The Cardiff Property P.L.C............................        4,000         29,259
 Thorpe (F.W.) P.L.C...................................       15,000         25,198
 Tilbury Douglas P.L.C.................................       33,652        209,902
 Time Products P.L.C...................................       81,758        140,819
 Tinsley (Eliza) Group P.L.C...........................       27,781         27,961
 Tops Estates P.L.C....................................       82,557        178,475
 *Tottenham Hotspur P.L.C..............................       70,000         60,035

                                                            SHARES           VALUE+
                                                            ------           ------

 Town Centre Securities (New) P.L.C....................      227,419   $    324,001
 Transport Development Group P.L.C.....................      285,056        725,351
 *Transtec P.L.C.......................................      305,000              0
 *Tring International Group P.L.C......................       60,000              0
 UCM Group P.L.C.......................................       46,000         63,579
 UK Land...............................................       16,000         39,579
 *Union P.L.C..........................................      100,000         31,187
 United Industries P.L.C...............................       97,824         20,108
 *United Overseas Group P.L.C..........................       78,000         19,903
 *Vanguard Medica Group P.L.C..........................       18,000         60,858
 *Vert (Jacques) P.L.C.................................       45,000         11,483
 Vibroplant P.L.C......................................      185,000        150,797
 Viglen Technology P.L.C...............................      137,200        145,871
 *Villiers Group P.L.C.................................      183,700         37,760
 Vtr P.L.C.............................................       13,000         21,746
 Wagon Industrial Holdings P.L.C.......................       48,000        115,676
 Walker Greenbank P.L.C................................      144,910         63,682
 Warner Estate Holdings P.L.C..........................       99,000        388,047
 Warnford Investments P.L.C............................       12,000         59,114
 Waterman Partnership Holdings P.L.C...................       25,000         33,845
 Wates City of London Properties P.L.C.................      256,099        503,726
 Wembley P.L.C.........................................       53,000        432,014
 *Wescol Group P.L.C...................................       31,000          6,152
 Westbury P.L.C........................................      162,482        504,433
 *Whitecroft P.L.C.....................................       70,000              0
 Wilshaw P.L.C.........................................       28,000         14,389
 Wilson (Connolly) Holdings P.L.C......................      415,400        971,637
 Wimpey (George) P.L.C.................................      688,050      1,492,331
 Wintrust P.L.C........................................       24,000        166,710
 Wolverhampton & Dudley Breweries P.L.C................      191,939      1,178,161
 Wyevale Garden Centres P.L.C..........................       50,000        356,172
 *YJL P.L.C............................................       14,000          3,820
 Yorklyde P.L.C........................................       14,000         13,892
 Yorkshire Group P.L.C.................................      117,096         97,107
 Young & Co's Brewery P.L.C. Class A...................        5,000         44,300
 Young (H.) Holdings P.L.C.............................       38,666         34,258
 Zotefoams P.L.C.......................................       20,000         22,540
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $90,233,789)...................................                  83,240,062
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *British Pound Sterling
   (Cost $1,512,595)...................................                   1,505,361
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $91,746,384)...................................                  84,745,423
                                                                       ------------
GERMANY -- (6.4%)
COMMON STOCKS -- (6.4%)
 AGIV AG fuer Industrie & Verkehrswesen................       83,400        834,893
 *Aigner (Etienne) AG..................................          454         61,257
 Andreae-Noris Zahn AG, Anzag..........................       31,491        575,669
 *Anterra Vermoegensverwaltungs AG.....................        3,920        259,338
 Balcke-Duerr AG.......................................       96,300      1,257,432
 Bayerische Handelsbank AG.............................       56,050      1,366,157
 *Beta Systems Software AG.............................       20,850        121,604
 Bien-Haus AG..........................................       16,900        163,296
 Bilfinger & Berger Bau AG, Mannheim...................      110,419      1,164,005

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Biotest AG............................................       11,000   $    171,401
 *Bremer Woll-Kaemmerei AG.............................       53,100        124,803
 Brillant AG...........................................          300         24,940
 Brueder Mannesmann AG.................................       20,600         82,488
 *Campina AG...........................................        4,774        259,734
 Cewe Color Holding AG.................................        5,000         83,132
 Deutsche Verkehrs-Bank AG.............................       10,353        883,200
 *Dierig Holding AG....................................        8,750        108,159
 Duerr Beteiligungs AG.................................        5,900        118,126
 Dyckerhoff AG.........................................       16,200        276,400
 Dyckerhoff and Widmann AG.............................      127,145        453,785
 Escada AG.............................................        5,709        507,403
 Eurobike AG...........................................       18,900        185,089
 Fag Kugelfischer Georg Schaeffer AG...................      245,750      1,694,282
 Fuchs Petrolub AG Oel & Chemie........................        6,480        352,551
 *Grammer AG...........................................       33,200        276,000
 *Herlitz AG...........................................       13,643         96,791
 *Holzmann (Philipp) AG................................       27,760        396,306
 *Hucke AG.............................................       33,100         70,593
 Hutschenreuther AG....................................        8,591         60,575
 Iwka AG...............................................       47,366        443,243
 K & S Aktiengesellschaft AG...........................       80,800      1,230,882
 *KSB AG...............................................        4,650        344,064
 *Kaufring AG..........................................       12,600         54,841
 Kolbenschmidt Pierburg AG, Duesseldorf................       78,400        786,887
 *Leica Camera AG......................................        4,000         41,087
 Leoni AG..............................................       16,300        365,369
 *Loesch Umweltschutz AG...............................       16,000         34,820
 *MVS Miete Vertrieb Service AG........................       45,052         54,905
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       16,730        116,507
 Norddeutsche Steingutfabrik AG........................        9,215         61,767
 Nuernberger Hypothekenbank AG.........................       47,450      1,259,804
 *Otto Reichelt AG.....................................       58,654        321,666
 *Pfaff (G.M.) AG......................................       80,930         21,839
 Phoenix AG, Hamburg...................................      103,686      1,078,586
 *Ravensberg Bau-Beteiligungen AG......................       29,500         25,166
 Rheinboden Hypothekenbank AG..........................       39,000        984,531
 Rheinmetall Berlin AG.................................       85,490        532,094
 *Saltus Technology AG.................................        5,900         54,441
 Salzgitter AG.........................................      329,609      2,298,257
 *Schwarz Pharma AG....................................       16,900        401,621
 Sinn AG...............................................        3,267        383,928
 Stern-Brauerei Carl Funke AG..........................          300         11,360
 Stoehr & Co. AG.......................................       44,310        196,716
 *Strabag AG...........................................       27,650        589,696
 Sueddeutsche Bodencreditbank AG.......................       49,007      1,322,473
 Tarkett AG............................................       80,000        407,392
 *Tiptel AG............................................       13,600         46,171
 VK Muehlen AG.........................................        4,632        189,511
 Varta AG..............................................      127,921      1,601,281
 Vossloh AG............................................       39,200        586,923
 Walter AG.............................................       16,900        309,086
 Walter Bau AG, Augsburg...............................      104,064        362,349
 Westag and Getalit AG, Rheda-Wiedenbrueck.............       19,800        177,529
 *Windhoff AG..........................................       11,400         37,710
 Wuerttembergische Metallwarenfabrik AG................       64,620        911,274

                                                            SHARES           VALUE+
                                                            ------           ------

 *Zanders Feinpapiere AG...............................       10,902   $    593,134
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $46,083,992)...................................                  30,268,319
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bremer Woll-Kaemmerei AG Rights 12/07/00
   (Cost $0)...........................................       53,100              0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $46,083,992)...................................                  30,268,319
                                                                       ------------
FRANCE -- (6.1%)
COMMON STOCKS -- (6.1%)
 *Actielec Technologies................................        3,713         24,209
 Agricole de la Crau...................................          204         12,253
 Alain Manoukian SA....................................        9,565        366,357
 *Arbel SA.............................................        1,583         13,780
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................          100          9,950
 Bains de Mer et du Cercle des Etrangers a Monaco......        6,329        997,196
 Bongrain SA...........................................       13,224        411,995
 Burelle SA............................................       10,986        745,935
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................        6,191        377,247
 *Cascades SA..........................................       22,612         59,051
 Christian Dalloz SA...................................        2,000        123,872
 *Cie Francaise des Ferrailles.........................        9,710        356,696
 Conflandey SA.........................................        1,939         48,105
 Continentale d'Entreprises SA.........................       19,198        733,647
 Crometal SA...........................................        1,120         49,723
 *DMC (Dollfus Mieg et Cie)............................       38,146        535,280
 De la Rue Imperiale de Lyon...........................        2,000      3,704,832
 *Desquenne et Giral SA................................        4,761         83,718
 Didot-Bottin..........................................        1,204         55,548
 *Euro Disney SCA......................................      758,586        402,811
 Explosifs et de Produits Chimiques....................          312         48,615
 Faurecia SA...........................................       14,175        567,607
 Fimalac SA............................................       52,950      1,751,986
 Fonciere Lyonnaise SA.................................       15,872        404,133
 Fonderies Franco Belge................................          913         59,647
 Forges Stephanoises SA................................          300         22,485
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        2,004         86,020
 Fromageries Bel la Vache qui Rit......................          775        300,212
 Gantois Series A......................................          465         43,231
 Gascogne SA...........................................       10,334        737,648
 *Generale de Geophysique SA...........................        4,259        242,096
 Geodis SA.............................................        3,300        183,849
 Gevelot...............................................        2,400         82,356
 Groupe Guillin SA.....................................          480          9,652
 Groupe Zannier SA.....................................       26,650      1,183,135
 Hbs Technologie SA....................................          405          7,968
 IMS International Metal Service SA....................       13,100         93,053
 Immobanque............................................        9,394      1,009,914
 Immobiliere Complexes Commerciaux SA..................        6,452        204,158
 *Immobiliere et Hoteliere SA..........................       27,700         28,212
 Legris Industries SA..................................        8,500        308,917

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       12,163   $  1,207,014
 Maire (Henri).........................................        1,252         11,607
 Matussiere et Forest SA...............................        7,020         42,776
 *Metaleurop SA........................................       43,410        221,439
 *NAF NAF SA...........................................       36,191        423,731
 Nord-Est SA...........................................       22,587        540,506
 PSB Industries SA.....................................        1,838        115,198
 *Pier Import Europe SA................................       18,642        104,832
 Plastic Omnium........................................        8,895        895,098
 Radiall SA............................................          200         32,835
 Robertet SA...........................................          200         41,784
 *Rochette.............................................      138,121        649,263
 Rougier SA............................................        2,715        147,712
 *SDR de Bretagne SA...................................        3,200         32,257
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,483        490,871
 Sabeton...............................................       18,460        257,110
 Sechilienne...........................................          100         33,514
 Securidev SA..........................................       16,908        138,353
 Selectibanque SA......................................       46,567        636,421
 Signaux et d'Equipements Electroniques SA.............       13,500        293,440
 Signaux Girod SA......................................        5,407        146,192
 Simco SA..............................................       27,471      1,724,156
 Skis Rossignol SA.....................................        7,216        108,230
 Smoby SA..............................................        1,600         36,491
 Societe Financiere Immobail SA........................        9,997        314,590
 Societe Francais des Papiers Peints...................          140          5,119
 Sommer-Allibert SA....................................       19,000        922,073
 Sucriere de Pithiviers-le-Vieil.......................          340         88,731
 Tivoly SA.............................................        1,904         24,530
 *Trouvay et Cauvin SA.................................        9,481        104,815
 VM Materiaux SA.......................................        1,636         75,835
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       43,572      2,108,867
 Vilmorin et Cie SA....................................        2,100        150,813
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $27,455,230)...................................                  28,613,302
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01.......       22,587         49,155
 *Simco SA CVG Warrants 10/31/03.......................       27,471        140,372
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $150,961)......................................                     189,527
                                                                       ------------
TOTAL -- FRANCE
  (Cost $27,606,191)...................................                  28,802,829
                                                                       ------------
SWITZERLAND -- (5.3%)
COMMON STOCKS -- (5.3%)
 AFG Arbonia Foster Holding AG, Arbon..................          150         79,937
 Axantis Holding AG....................................        6,680      1,212,271
 Banque Cantonale de Geneve............................          450         60,925
 *Banque Cantonale de Geneve Em 2000...................          270         36,555
 Banque Privee Edmond de Rothschild SA, Geneve.........          105        674,492

                                                            SHARES           VALUE+
                                                            ------           ------

 Bobst SA, Prilly......................................        2,130   $  2,711,969
 Bucher Holding AG, Niederweningen.....................        2,125      1,604,998
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........        1,900        316,895
 *Calida Holding AG....................................          400         64,525
 Canon (Schweiz) AG, Dietlikon.........................        9,900        402,103
 Carlo Gavazzi Holding AG..............................        2,530        378,972
 Cie Financiere Tradition..............................          750         98,949
 Coop Bank, Basel......................................          370        205,704
 Daetwyler Holding AG, Atldorf.........................          940      1,337,635
 Financiere Michelin, Granges-Paccot...................          740        247,271
 Forbo Holding AG, Eglisau.............................        7,331      3,032,498
 Galenica Holding AG, Bern Series B....................        3,115      2,826,516
 Golay-Buchel Holding SA, Lausanne.....................          125        189,039
 Industrieholding Cham AG, Cham........................        1,300        414,921
 Kuehne & Nagel International AG, Schindellegi.........        1,400        806,568
 Lem Holdings AG, Lyss.................................          180         42,466
 Maag Holding AG, Zuerich..............................        2,137        296,711
 Moevenpick-Holding, Zuerich...........................          470        197,667
 *Nextrom Holding SA...................................          200         35,143
 Schweizerische National Versicherungs Gesellschaft....        4,998      2,937,036
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           50         15,987
 UMS Schweizerische Metallwerke Holding AG, Bern.......        3,200        234,135
 Unigestion Holding, Geneve............................        9,200        561,832
 Valiant Holding.......................................          550        229,728
 Vaudoise Assurances Holding, Lausanne.................          189        353,337
 *Von Roll Holding AG, Gerlafingen.....................       15,045        123,515
 WMH Walter Meier Holding AG, Staefa...................          260        286,101
 Zehnder Holding AG....................................           50         28,864
 Zellweger Luwa AG, Uster..............................          590        345,009
 *Zschokke Holding SA, Geneve..........................        1,950        623,506
 Zueblin Holding AG....................................          440          2,395
 Zuercher Ziegeleien Holding, Zuerich..................        2,000      1,901,195
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,269,155)...................................                  24,917,370
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $26,237)......................................                      26,777
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,295,392)...................................                  24,944,147
                                                                       ------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.3%)
 A.P. Eagers, Ltd......................................       22,854         48,784
 Adelaide Brighton, Ltd................................      584,871        126,075
 *Aerodata Holdings, Ltd...............................       52,987          4,736
 Amalgamated Holdings, Ltd.............................      174,032        192,147
 *An Feng Kingstream Steel, Ltd........................      642,125         64,144
 *Anzoil NL............................................       38,461            910
 Ashton Mining, Ltd....................................      510,666        536,972
 Asia Pacific Specialty Chemicals, Ltd.................       94,300         22,063
 Atkins Carlyle, Ltd...................................       53,060         64,162
 *AuIron Energy, Ltd...................................      276,693        189,115
 *Aurora Gold, Ltd.....................................      230,029         24,793

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ausdrill, Ltd........................................      143,070   $     11,659
 Australian Hospital Care, Ltd.........................      237,300        157,200
 *Australian Oil & Gas Corp., Ltd......................       74,040         68,512
 *Australian Resources, Ltd............................      352,493         42,625
 *Avatar Industries, Ltd...............................      253,698         25,343
 *Beach Petroleum NL...................................    1,236,681         25,358
 Bendigo Bank, Ltd.....................................       17,749         48,898
 Boral, Ltd............................................      838,713        846,641
 Brickworks, Ltd.......................................       13,935        328,224
 Bridgestone Australia, Ltd............................       51,126         29,568
 Bristile, Ltd.........................................       82,699         52,176
 *Buka Mineral, Ltd....................................      101,200         17,292
 Caltex Australia, Ltd.................................      386,100        436,439
 *Cambridge Gulf Exploration NL........................       93,366          3,780
 Capral Aluminium, Ltd.................................      435,676        519,965
 *Centaur Mining & Exploration, Ltd....................       62,058         15,335
 Centennial Coal, Ltd..................................       66,240         25,423
 Central Equity, Ltd...................................      155,382        179,725
 Centro Properties, Ltd................................      199,705        300,184
 *Climax Mining, Ltd...................................      139,697          6,390
 Clough, Ltd...........................................       38,691         12,612
 Coates Hire, Ltd......................................      145,600         88,033
 Consolidated Paper Industries, Ltd....................       62,335         65,546
 Consolidated Rutile, Ltd..............................      467,558        162,242
 *Coplex Resources NL..................................      351,512         16,633
 Coventry Group, Ltd...................................       66,628        131,363
 Crane (G.E) Holdings, Ltd.............................       64,768        236,663
 *Croesus Mining NL....................................      154,735         30,507
 *Cudgen RZ, Ltd.......................................       47,724          4,767
 *Cumnock Coal, Ltd....................................       40,710         14,019
 *Delta Gold NL........................................       49,598         29,206
 *Denehurst, Ltd.......................................       78,163          3,000
 *Devex, Ltd...........................................      141,218         35,638
 *Devine, Ltd..........................................       81,701          6,443
 *Dominion Mining, Ltd.................................      116,119         21,368
 *Durban Roodepoort Deep, Ltd..........................       21,760         13,157
 Email, Ltd............................................      418,227        624,475
 *Emporer Mines, Ltd...................................      135,024         19,167
 *Energy Equity Corp., Ltd.............................      393,461         16,756
 Energy Resources of Australia, Ltd. Series A..........      200,366        279,161
 Evans Deakin Industries, Ltd..........................      134,680        143,034
 Finemore Holdings, Ltd................................       48,477         54,797
 Forest Place Group, Ltd...............................       78,244         17,278
 Forrester Parker Group, Ltd...........................      169,862         75,910
 GUD Holdings, Ltd.....................................       96,340         85,601
 Gazal Corp., Ltd......................................       89,069        121,754
 *General Gold Resources NL............................      169,056          3,200
 George Weston Foods, Ltd..............................      151,785        518,713
 Goldfields, Ltd.......................................      482,474        413,472
 Gowing Bros., Ltd.....................................       73,398         67,532
 Grand Hotel Group.....................................      244,600        149,176
 Green's Foods, Ltd....................................      101,626         22,441
 HIH Insurance, Ltd....................................      687,747        122,940
 Hamilton Island, Ltd..................................       52,566         71,027
 Hancock and Gore, Ltd.................................       63,475         39,046
 Haoma Mining NL.......................................      193,606         11,706
 Harris Scarfe Holdings, Ltd...........................       61,272         39,946
 *Healthscope, Ltd.....................................      127,219         54,178
 Henry Walker Group, Ltd...............................      230,855        146,862
 Homestake Mining Co...................................       68,662        292,406
 Housewares International, Ltd.........................       56,700         29,214

                                                            SHARES           VALUE+
                                                            ------           ------

 Hudson Timber & Hardware, Ltd.........................      148,750   $     32,847
 Iama, Ltd.............................................      174,262        144,759
 *Intag International, Ltd.............................       93,568          1,476
 Ipoh, Ltd.............................................      208,463        168,785
 *Jingellic Minerals NL................................       14,403              0
 Jones (David), Ltd....................................      592,200        457,689
 Jupiters, Ltd.........................................      596,821      1,270,820
 *Kidston Gold Mines, Ltd..............................      198,750         16,719
 *Lachlan Resources NL.................................      217,903          4,697
 *MRI Holdings, Ltd....................................       87,075         11,445
 *MacMahon Holdings, Ltd...............................      305,720         21,699
 Magellan Petroleum Australia, Ltd.....................       29,537         31,447
 *Maxi-Cube, Ltd.......................................      137,613         13,023
 Mayne Nickless, Ltd...................................      211,885        600,669
 McConnell Dowell Corp., Ltd...........................       40,304         34,540
 McPherson's, Ltd......................................       32,730         20,133
 *Mineral Deposits, Ltd................................       40,472          6,703
 Mirvac, Ltd...........................................      203,387        365,387
 *Mobile Computing Corp................................       67,500        216,480
 Namoi Cotton Cooperative, Ltd.........................      129,700         30,686
 *Nautronix, Ltd.......................................       32,280          9,504
 *New Hampton Goldfields NL............................      145,700         15,704
 Newcrest Mining, Ltd..................................      227,892        455,300
 Normandy Mt. Leyshon, Ltd.............................      123,978         48,235
 Normans Wine, Ltd.....................................       39,119         16,659
 *Novus Petroleum, Ltd.................................      223,279        213,651
 *Orbital Engine Corp., Ltd............................      165,000        181,307
 *Oriel Communications.................................       19,967            787
 Origin Energy, Ltd....................................      709,325        820,451
 PMP Communications, Ltd...............................      724,135        639,608
 Pacific Hydro, Ltd....................................      173,170        199,389
 Paperlinx, Ltd........................................      168,615        301,412
 *Pasminco, Ltd........................................    1,360,716        515,092
 *Payce Consolidated, Ltd..............................       74,466         27,601
 *Peptide Technology, Ltd..............................      153,432        124,229
 *Perilya Mines NL.....................................      167,228         21,980
 Permanent Trustee Co., Ltd............................       18,736         66,491
 *Petroz NL............................................      296,524         90,422
 *Petsec Energy, Ltd...................................      153,726          8,486
 Pirelli Cables Australia, Ltd.........................      168,560         71,783
 Portman Mining, Ltd...................................      272,770        136,240
 Prime Television, Ltd.................................      157,188        142,972
 Queensland Cotton Holdings, Ltd.......................       29,599         57,579
 *Reinsurance Australia Corp., Ltd.....................      287,432         18,134
 *Resolute, Ltd........................................      445,413         26,931
 Ridley Corp., Ltd.....................................      338,953        121,181
 SPC, Ltd..............................................       84,200         36,743
 Schaffer Corp., Ltd...................................       17,068         35,894
 Scott Corp., Ltd......................................       42,741         33,033
 Sea World Property Trust..............................       61,000         15,875
 Simeon Wines, Ltd.....................................       90,541        119,958
 Southern Cross Broadcasting (Australia), Ltd..........       50,266        276,169
 Spicers Paper, Ltd....................................      245,591        370,578
 *St. Barbara Mines, Ltd...............................      329,338         23,375
 *Star Mining Corp. NL.................................      302,691          1,114
 Tassal, Ltd...........................................       45,582         24,444
 Thakral Holdings Group................................      992,893        313,212
 Ticor, Ltd............................................      482,210        291,554
 *Titan Resources NL...................................      125,121         16,446
 Tourism Assets Holdings, Ltd..........................      381,768        116,416
 Union Gold Mining Co. NL..............................      118,986         65,060

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Valdera Resources, Ltd...............................        3,993   $          0
 Village Roadshow, Ltd.................................      355,686        349,698
 Vision Systems, Ltd...................................      193,834        229,297
 Wattyl, Ltd...........................................       99,599        145,051
 *Western Metals, Ltd..................................      491,208         50,360
 Westralian Sands, Ltd.................................      389,396        819,729
 White (Joe) Maltings, Ltd.............................       19,561         29,927
 Wide Bay Capricorn Building Society, Ltd..............       29,461         51,889
 Yates (Arthur) and Co. Property, Ltd..................      360,344         46,416
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,223,785)...................................                  19,948,997
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $605,675).....................................                     606,904
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $49,892)......................................       39,803         31,599
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        4,174            933
 *Ipoh Ltd. Rights 12/13/00............................       59,560            658
 *Ridley Corp., Ltd. Options 04/30/02..................       33,756          2,840
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       4,431
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $29,879,352)...................................                  20,591,931
                                                                       ------------
SINGAPORE -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Alliance Technology & Development, Ltd...............        3,000            308
 Amtek Engineering, Ltd................................      113,000         30,925
 *Apollo Enterprises, Ltd..............................      240,000        100,573
 *Asia Food and Properties, Ltd........................    1,820,000        238,661
 Auric Pacific Group, Ltd..............................       57,000         30,873
 Bonvests Holdings, Ltd................................      675,400        192,537
 *CK Tang, Ltd.........................................      306,000         40,127
 Chemical Industries (Far East), Ltd...................       20,000         17,674
 Chevalier Singapore Holdings, Ltd.....................      200,000         30,788
 Cosco Investment, Ltd.................................    1,560,000        146,754
 Courts Singapore, Ltd.................................      162,000         49,876
 Cycle & Carriage, Ltd.................................      127,000        250,532
 First Capital Corp., Ltd..............................      991,000        768,414
 Focal Finance, Ltd....................................      101,000        138,202
 *Freight Links Express Holdings, Ltd..................      394,000         29,203
 General Magnetics, Ltd................................      187,000         20,257
 HTP Holdings, Ltd.....................................      103,000         17,030
 Haw Par Brothers International, Ltd...................      411,000        787,343
 *Hind Hotels International, Ltd.......................      147,000        163,431
 Hong Fok Corp., Ltd...................................    1,492,000        231,803
 Hotel Grand Central, Ltd..............................      327,700        119,575
 Hotel Plaza, Ltd......................................      892,000        211,055
 Hotel Properties, Ltd.................................    1,075,000        931,612
 Hour Glass, Ltd.......................................      210,000         43,701
 Hwa Hong Corp., Ltd...................................    1,608,000        421,722
 Hwa Tat Lee, Ltd......................................      330,000         56,444
 *IPC Corp., Ltd.......................................    3,248,000        203,700
 International Factors (Singapore), Ltd................       22,000          5,205
 Intraco, Ltd..........................................      215,000        153,226

                                                            SHARES           VALUE+
                                                            ------           ------

 Isetan (Singapore), Ltd...............................       76,000   $     86,662
 Jack Chia-MPH, Ltd....................................      332,000        112,626
 Jurong Engineering, Ltd...............................       98,000         78,223
 K1 Ventures, Ltd......................................    2,045,000        192,380
 Keppel Land, Ltd......................................      671,000        990,844
 Keppel Tatlee Finance, Ltd............................      160,000        122,238
 LC Development, Ltd...................................    1,544,363        162,894
 Lee Kim Tah Holdings, Ltd.............................      360,000         40,024
 *Lim Kah Ngam, Ltd....................................      386,000         39,613
 *Low Keng Huat Singapore, Ltd.........................      232,000         37,036
 Lum Chang Holdings, Ltd...............................    1,001,000        222,578
 Metro Holdings, Ltd...................................    1,374,000        289,849
 *Neptune Orient Lines, Ltd............................    1,830,000      1,439,836
 *Orchard Parade Holdings, Ltd.........................      942,625        311,709
 *Osprey Maritime, Ltd.................................      886,000        530,403
 Pacific Carriers, Ltd.................................      669,000        329,932
 Pan-United Corp., Ltd.................................      261,000         36,458
 Prima, Ltd............................................      100,000        218,934
 Republic Hotels and Resorts, Ltd......................      552,000        250,201
 SNP Corp., Ltd........................................       72,500         30,588
 *SPP, Ltd.............................................       55,000          3,136
 San Teh, Ltd..........................................      191,000         32,669
 *Scotts Holdings, Ltd.................................    1,681,038        364,203
 Singapore Finance, Ltd................................      457,000        372,593
 Singapore Land, Ltd...................................      389,000        780,684
 Singapura Building Society, Ltd.......................       84,000         50,287
 Singatronics, Ltd.....................................      575,000        101,628
 Ssangyong Cement (Singapore), Ltd.....................       77,000         66,290
 Straits Trading Co., Ltd..............................      841,200        815,325
 Superior Metal Printing, Ltd..........................       52,000          5,633
 *Tuan Sing Holdings, Ltd..............................    2,931,000        309,151
 United Engineers, Ltd.................................      538,666        350,112
 United Industrial Corp., Ltd..........................    3,597,000      1,650,894
 United Overseas Land, Ltd.............................    1,589,000      1,322,694
 *Van der Horst, Ltd...................................      232,000         58,861
 Vickers Ballas Holdings, Ltd..........................      543,000        219,807
 WBL Corp., Ltd........................................      445,500        490,216
 Wing Tai Holdings, Ltd................................    1,676,000      1,223,114
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,268,829)...................................                  19,171,876
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $103,603).....................................      174,000        137,894
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $25,626)......................................                      25,559
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $24,398,058)...................................                  19,335,329
                                                                       ------------
HONG KONG -- (3.4%)
COMMON STOCKS -- (3.4%)
 ALCO Holdings, Ltd....................................      710,000         41,875
 Acme Landis Holdings, Ltd.............................      130,000          9,167
 *Allied Group, Ltd....................................    5,364,000        333,554
 *Allied Properties (Hong Kong), Ltd...................    6,468,000        323,423
 *Applied International Holdings, Ltd..................    1,150,000         29,194
 *Asia Commercial Holdings, Ltd........................       35,960          1,614
 Asia Financial Holdings, Ltd..........................      992,368        156,500
 *Asia Securities International, Ltd...................    2,326,000         80,521

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Asia Standard International Group, Ltd................    6,096,666   $    151,646
 *Asia Tele-Net & Technology Corp., Ltd................    4,000,000         28,207
 Associated International Hotels, Ltd..................      758,000        354,730
 Beauforte Investors Corp., Ltd........................       44,000         58,389
 *Burwill Holdings, Ltd................................      385,000         32,579
 *CNT Group, Ltd.......................................    1,428,000         53,096
 *Century City International Holdings, Ltd.............    2,863,067         56,898
 Champion Technology Holdings, Ltd.....................        9,968            304
 Chen Hsong Holdings, Ltd..............................      322,000         49,542
 Cheuk Nang Technologies (Holdings), Ltd...............    3,180,000         17,940
 *Chevalier Construction Holdings, Ltd.................      194,857          6,196
 Chevalier International Holdings, Ltd.................    1,585,440        113,834
 *China Aerospace International Holdings, Ltd..........      873,000         81,710
 China Foods Holdings, Ltd.............................    1,032,000        193,183
 *China Investments Holdings, Ltd......................      989,000         21,557
 China Motor Bus Co., Ltd..............................       24,000        146,472
 *China Online (Bermuda), Ltd..........................    7,640,000        105,792
 China Overseas Land & Investment, Ltd.................    3,256,000        354,846
 China Travel International Investment, Ltd............    1,722,000        185,459
 *Chinese Estates Holdings, Ltd........................    2,675,131        301,831
 *Chinney Investments, Ltd.............................      752,000         27,961
 Chow Sang Sang Holdings International, Ltd............      738,000        156,126
 Chuangs China Investments, Ltd........................      884,000         27,542
 Chuang's Consortium International, Ltd................    3,051,760        103,689
 *City Chiu Chow (Holdings), Ltd.......................      298,000          5,731
 City e Solutions, Ltd.................................      472,964         23,650
 *Companion Building Material International Holdings,
   Ltd.................................................   10,588,800         20,364
 *Concord Land Development Co., Ltd....................    1,058,400         96,348
 Continental Holdings, Ltd.............................      382,000         35,264
 Continental Mariner Investment Co., Ltd...............      417,000         53,465
 *Cosmos Machinery Enterprises, Ltd....................      414,000         14,332
 *Crocodile Garments, Ltd..............................      986,000         22,503
 Dickson Concepts International, Ltd...................      136,000         65,825
 *DigitalHongKong.com..................................           12              0
 *Dransfield Holdings, Ltd.............................    1,952,000         24,277
 Dynamic Holdings, Ltd.................................      482,000         44,495
 *Emperor (China Concept) Investments, Ltd.............    2,790,000         12,162
 Emperor International Holdings, Ltd...................      812,000         51,534
 *Evergo China Holdings, Ltd...........................    1,296,000         14,955
 Fairwood Holdings, Ltd................................      675,000         11,337
 *Fairyoung Holdings, Ltd..............................      990,000         20,817
 Far East Consortium International, Ltd................    1,812,301        113,858
 *Far East Holdings International, Ltd.................      408,000         23,017
 *Far East Hotels & Entertainment, Ltd.................      464,000         24,689
 Fountain Set Holdings, Ltd............................    1,350,000        117,701
 *Four Seas Travel International, Ltd..................    4,720,000          9,683
 *G-Prop Holdings, Ltd.................................       53,435          1,336

                                                            SHARES           VALUE+
                                                            ------           ------

 Golden Resources Development International, Ltd.......    1,083,000   $     43,045
 Goldlion Holdings, Ltd................................    1,092,000         46,203
 Grand Hotel Holdings, Ltd. Series A...................      372,000         37,203
 Grande Holdings, Ltd..................................      595,600        416,186
 Great Wall Electronic International, Ltd..............    2,278,566         51,417
 *Greaterchina Technology Group, Ltd...................       15,219            488
 *Guangzhou Investment Co., Ltd........................    3,438,000        255,664
 Harbour Centre Development, Ltd.......................      590,000        393,361
 *Harbour Ring International Holdings, Ltd.............    3,430,000        255,069
 Henderson China Holdings, Ltd.........................      438,000        141,798
 High Fashion International, Ltd.......................      800,000        140,523
 *Hinet Holdings, Ltd..................................      808,900         16,387
 *Hon Kwok Land Investment Co., Ltd....................    1,096,000         39,346
 Hong Kong and Shanghai Hotels, Ltd....................    1,789,124        974,912
 Hong Kong Ferry (Holdings) Co., Ltd...................      349,000        259,531
 *Hong Kong Parkview Group, Ltd........................      646,000        165,653
 *Hop Hing Holdings, Ltd...............................      604,000         21,684
 Hopewell Holdings, Ltd................................    1,208,800        472,705
 Hsin Chong Construction Group, Ltd....................      336,000         19,817
 *Hualing Holdings, Ltd................................      784,000         26,135
 *Huey Tai International, Ltd..........................    2,920,260        110,453
 *Imgo, Ltd............................................      352,000         28,433
 *Innovative International (Holdings), Ltd.............      539,439          8,853
 *Interchina Holdings Co., Ltd.........................      675,000         72,697
 *Iquorom Cybernet, Ltd................................    3,375,000         15,578
 *Jinhui Holdings Co., Ltd.............................      978,000         27,587
 K Wah International Holdings, Ltd.....................    1,347,988         56,170
 *KTP Holdings, Ltd....................................      758,000         46,649
 *Kader Holdings Co., Ltd..............................      857,000         25,932
 Keck Seng Investments (Hong Kong), Ltd................      570,000         54,081
 Kee-Shing Holdings Co., Ltd...........................      256,000         36,105
 King Fook Holdings, Ltd...............................      338,000         13,218
 *Kong Tai International Holdings Co., Ltd.............    5,175,000        125,403
 *Kumagai Gumi Hong Kong, Ltd..........................      424,000         58,168
 *Kwong Sang Hong International, Ltd...................    1,060,000         56,401
 *Lai Sun Development Co., Ltd.........................    3,358,800        105,078
 *Lai Sun Garment (International), Ltd.................    2,700,000         66,120
 *Lai Sun Hotels International, Ltd....................    1,532,000         32,410
 *Lam Soon (Hong Kong), Ltd............................      203,250         37,005
 *Lam Soon Food Industries, Ltd........................      156,000         31,002
 Leefung-Asco Printers Holdings, Ltd...................      128,000         25,766
 *Linkful International Holdings, Ltd..................      582,000          4,179
 *Lippo, Ltd...........................................      751,000        142,507
 Liu Chong Hing Investment, Ltd........................      626,000        341,114
 *Luks Industrial Co., Ltd.............................      613,800         56,662
 *Magnificent Estates, Ltd.............................    5,014,600         29,575
 *Megga (S.) International Holdings, Ltd...............    2,098,800          3,767
 Melbourne Enterprises, Ltd............................       41,000        139,830
 *Melco International Development, Ltd.................      170,000         21,360
 Min Xin Holdings, Ltd.................................      432,000         27,417
 Miramar Hotel & Investment Co., Ltd...................      600,000        415,414

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Mui Hong Kong, Ltd...................................    3,075,000   $     40,214
 Nam Hing Holdings, Ltd................................      538,000         12,278
 Nanyang Holdings, Ltd.................................       80,850         64,270
 *National Electronics Holdings, Ltd...................    1,106,000         19,711
 *New Rank City Development, Ltd.......................        6,760            832
 *New World Cyberbase, Ltd.............................       56,540          1,508
 *Nph International Holdings, Ltd......................       81,600          6,487
 *Onfem Holdings, Ltd..................................      684,000         25,433
 Orient Power Holdings, Ltd............................      507,535         25,704
 *Pacific Andes International Holdings, Ltd............      624,000         20,001
 *Pacific Concord Holding, Ltd.........................    3,261,561        246,725
 *Pacific Plywood Holdings, Ltd........................    1,854,000         18,304
 Paul Y. ITC Construction Holdings, Ltd................      684,000         32,448
 Playmate Toys Holdings, Ltd...........................      234,000         11,701
 Pokfulam Development Co., Ltd.........................      244,000         62,568
 *Poly Investments Holdings, Ltd.......................    1,428,000         48,519
 Prestige Properties Holdings, Ltd.....................    1,166,000         85,214
 *QPL International Holdings, Ltd......................      651,000        352,650
 Realty Development Corp, Ltd..........................    1,065,000        223,939
 *Regal Hotels International Holdings, Ltd.............    4,988,179        127,911
 *Rivera Holdings, Ltd.................................    1,912,000         53,442
 *Ryoden Development, Ltd..............................    2,410,000        145,228
 *S.A.S.Dragon Holdings, Ltd...........................       94,400          6,415
 SIS International Holdings, Ltd.......................      326,000         25,079
 San Miguel Brewery Hong Kong, Ltd.....................      812,400        151,034
 Sea Holdings, Ltd.....................................    1,208,000        278,789
 *Seapower Resources International, Ltd................    2,785,000         50,348
 *Semi-Tech (Global) Co., Ltd..........................    1,950,339          6,502
 Shaw Brothers Hong Kong, Ltd..........................      158,000        124,586
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,177,000        172,035
 *Shenzhen International Holdings, Ltd.................    2,862,500        121,114
 *Shougang Concord Century Holdings, Ltd...............    1,000,000         25,643
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    2,196,000         56,312
 *Shougang Concord Technology Holdings, Ltd............      414,000         14,332
 *Shun Ho Construction (Holdings), Ltd.................      814,380         27,148
 *Shun Ho Resources Holdings, Ltd......................      510,000         15,039
 *Shun Shing Holdings, Ltd.............................      726,000         71,674
 Shun Tak Holdings, Ltd................................    1,924,000        207,215
 *Silver Grant International Industries, Ltd...........    1,050,000         65,293
 *Sincere Co., Ltd.....................................      872,000         39,131
 Sing Tao Holdings, Ltd................................      410,000         67,287
 *Singamas Container Holdings, Ltd.....................      360,000         13,386
 *Sino Foundations Holdings, Ltd.......................      618,000         14,659
 Sino Hotels (Holdings), Ltd...........................      275,653         39,584
 South China Holdings, Ltd.............................      846,000        227,785
 South China Industries, Ltd...........................    1,182,000         54,558
 *South Sea Development Co., Ltd.......................      967,000         19,713
 Starlight International Holdings, Ltd.................    3,540,000         75,344
 *Stelux Holdings International, Ltd...................    1,862,552         57,313
 Sun Hung Kai & Co., Ltd...............................    1,488,000        248,017

                                                            SHARES           VALUE+
                                                            ------           ------

 *Swank International Manufacturing Co., Ltd...........      226,000   $      1,739
 Tai Cheung Holdings, Ltd..............................    1,377,000        181,847
 Tai Sang Land Development, Ltd........................      640,900        135,585
 *Tak Sing Alliance Holdings, Ltd......................    1,299,335         33,985
 *Tak Wing Investment Holdings, Ltd....................      370,000         29,887
 Tan Chong International Limited.......................    2,943,000        388,654
 Tern Properties Co., Ltd..............................      168,000         31,233
 *Tian An China Investments Co., Ltd...................    2,287,000         36,067
 Tian Teck Land, Ltd...................................      800,000        145,651
 *Top Form International, Ltd..........................      494,000          8,677
 *Tung Fong Hung Holdings, Ltd.........................      694,200         16,911
 Tungtex (Holdings) Co., Ltd...........................      558,000         75,121
 *Tysan Holdings, Ltd..................................      614,000         18,894
 *UDL Holdings, Ltd....................................       75,200            578
 *USI Holdings, Ltd....................................      671,999        114,593
 *Wah Nam Group, Ltd...................................      630,000          1,939
 *Wai Kee Holdings, Ltd................................      622,000         35,090
 *Winfoong International, Ltd..........................    1,525,000         51,815
 Wing Fai International, Ltd...........................      342,000          6,183
 Wing On Co. International, Ltd........................      588,000        207,322
 Wing Shan International, Ltd..........................    1,130,000         53,606
 Winsor Industrial Corp., Ltd..........................      394,500        126,451
 *Winsor Properties Holdings, Ltd......................      110,000         36,669
 *Wo Kee Hong (Holdings), Ltd..........................    2,722,400         29,669
 *Wong's Kong King International (Holdings), Ltd.......      874,000         30,256
 World Houseware (Holdings), Ltd.......................      650,971         13,271
 *Yaohan International Holdings, Ltd...................    1,660,000              0
 Yau Lee Holdings, Ltd.................................      657,750         26,143
 *Yoshiya International Corp., Ltd.....................      720,000         29,541
 Yugang International, Ltd.............................    2,516,000         24,194
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $31,355,576)...................................                  16,196,774
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      230,000            826
 *Asia Standard International Group Warrants
   09/30/01............................................    1,219,333          3,127
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    2,117,760          2,715
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      120,800              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      675,000            865
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      615,000          2,602
 *South China Holdings, Ltd. Warrants 11/15/02.........      169,200          4,339
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      129,933            566
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      15,040
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $14,270)......................................                      14,269
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $31,369,846)...................................                  16,226,083
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
ITALY -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Ansaldo Trasporti SpA................................      497,000   $    416,629
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      172,500        564,604
 Banco Piccolo Valellinese Scarl SpA...................        4,000         30,119
 *Bastogi SpA..........................................      450,000         97,539
 *Brioschi Finanziaria SpA, Milano.....................      100,000         30,815
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........    1,680,000      2,296,021
 *CMI SpA..............................................       33,000         43,664
 Caltagirone SpA.......................................    1,145,000      2,586,484
 Cementeria di Augusta SpA.............................      142,500        192,271
 Cia Assicuratrice Unipol SpA..........................      331,598      1,030,498
 *Dalmine SpA..........................................      770,000        253,367
 Danieli & C.Officine Meccaniche SpA...................       24,000        104,459
 *Finarte Casa d'Aste SpA (Milano).....................      135,000        440,689
 *Finarte Partecipazioni Pro Arte SpA..................      277,050        449,784
 *Fincasa 44 SpA.......................................      175,000         72,512
 Gabetti Holding SpA...................................      175,000        546,889
 Giovanni Crespi SpA...................................       40,000         44,256
 *Grassetto SpA........................................      110,000              0
 *Immsi SpA............................................       22,000         22,407
 Impregilo SpA.........................................      655,000        338,114
 Ipi SpA...............................................      223,750        911,540
 Italmobiliare SpA, Milano.............................       15,030        404,282
 Linificio and Canapificio Nazionale SpA...............       46,250         70,053
 Maffei SpA............................................       90,500        102,571
 Marangoni SpA, Rovereto...............................       68,000        219,017
 *Montefibre SpA, Milano...............................      262,464        139,141
 *Necchi SpA...........................................       62,500         30,141
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      422,700        607,132
 *Premaimm SpA.........................................      523,000        123,606
 *Ratti SpA............................................       20,000         29,249
 SAES Getters SpA......................................        9,000        188,027
 SAIAG SpA (Industrie Articoli Gomma)..................       10,000         43,525
 SISA (Societa Imballaggi Speciali Asti SpA)...........      175,000        106,940
 SMI STA Metallurgica Italiana SpA.....................      490,000        295,168
 SNIA SpA..............................................      117,910        254,548
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      640,000        415,610
 Sirti SpA.............................................       47,000         81,417
 Vianini Industria SpA.................................      315,000        441,472
 Vianini Lavori SpA....................................      448,250        940,382
 Zucchi (Vincenzo) SpA.................................       74,000        354,292
                                                                       ------------
TOTAL -- ITALY
  (Cost $10,546,863)...................................                  15,319,234
                                                                       ------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Acerias y Forjas de Azcoitia SA.......................       15,539         98,068
 BAMI SA (Inmobiliara de Construcciones y Terrenos)....       43,440        112,309
 Banco de Valencia SA..................................        4,070         30,115
 Banco Guipuzcoano SA..................................       84,686      1,147,065
 Banco Pastor SA, La Coruna............................       21,384        848,830
 Banco Zaragozano SA...................................      259,000      1,965,998

                                                            SHARES           VALUE+
                                                            ------           ------

 Bodegas y Bebedas SA..................................       23,836   $    216,621
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        5,750        108,366
 Cementos Portland SA..................................       26,000        566,049
 Cristaleria Espanola SA, Madrid.......................       60,044      1,586,336
 Elecnor SA............................................        5,770        215,979
 Empresa Nacional de Celulosa SA.......................       54,900        757,475
 Energia e Industrias Aragonesas SA....................       61,200        225,351
 *Ercros SA............................................      102,700         37,548
 Espanola del Zinc SA..................................       12,600         14,478
 *Europistas Concesionaria Espanola SA.................      232,238        818,757
 *Filo SA..............................................      135,044        138,715
 Global Steel Wire SA..................................       25,480         26,616
 *Grupo Empresarial Ence SA Issue......................       10,980        151,877
 *Grupo Fosforera SA...................................       12,060              0
 Inbesos SA............................................       16,000         40,809
 *Inmobiliaria Urbis SA................................      288,600      1,060,171
 *LSB (La Seda de Barcelona SA) Series B...............       38,400         75,880
 Nicolas Correa SA.....................................        8,000         19,430
 *Nueva Montana Quijano SA Series B....................      122,740         33,122
 Papelera de Navarra SA................................        7,851        102,514
 Pescanova SA..........................................       31,125        273,651
 *Prima Inmobiliaria SA................................       23,100        217,171
 Reno de Medici SpA....................................      303,261        522,695
 *Tableros de Fibras SA Series B.......................       22,732        114,375
 *Tavex Algodonera SA..................................       53,400        103,196
 Unipapel SA...........................................       34,058        345,985
 Uralita SA............................................       88,000        454,260
                                                                       ------------
TOTAL -- SPAIN
  (Cost $11,914,507)...................................                  12,429,812
                                                                       ------------
NETHERLANDS -- (2.5%)
COMMON STOCKS -- (2.5%)
 Bam Groep NV..........................................       19,355      1,238,361
 *Begemann Groep NV....................................       46,384        296,772
 Begemann Groep NV Series B............................       44,600         73,766
 Econosto NV...........................................       23,804        129,508
 Gamma Holding NV......................................       58,811      2,047,790
 Gemeenschappeljk Bezit Crown van Gelder NV............       40,320        421,181
 Geveke NV.............................................        1,066         43,242
 Hollandsche Beton Groep NV............................       34,908        309,950
 Kas-Associatie NV.....................................       90,720      1,457,023
 *Koninklijke Nedlloyd NV..............................       35,875        718,268
 Koninklijke Ten Cate NV...............................       41,241      1,191,885
 Koninklijke Ubbink NV.................................          900         30,554
 MacIntosh NV..........................................       66,191      1,394,380
 Nagron Nationaal Grondbezit NV........................        2,334         54,349
 Polynorm NV...........................................       13,922        808,341
 Roto Smeets de Boer NV................................       20,904        618,693
 Stork NV..............................................       27,615        305,292
 *Textielgroep Twenthe NV..............................        1,200         67,899
 *Tulip Computers NV...................................       38,643         29,602
 Van Dorp Groep NV.....................................       11,632        156,947
 Vredestein NV.........................................       64,470        418,101
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $14,876,046)...................................                  11,811,904
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
SWEDEN -- (2.5%)
COMMON STOCKS -- (2.4%)
 Alma Industri & Handel AB Series B....................        8,000   $    171,509
 Angpannefoereningen AB Series B.......................        7,650         91,919
 Avesta Sheffield AB...................................      225,900        644,229
 B & N Bylock & Nordsjoefrakt AB Series B..............       99,200        118,700
 *Beiger Electronics AB................................        8,000         52,649
 Beijer AB Series B....................................        8,000         46,267
 Boras Waefveri AB Series B............................       15,900         79,273
 Capona AB.............................................       74,742        402,454
 Castellum AB..........................................       71,500        748,606
 Catena AB Series A....................................       11,600         77,498
 Cloetta AB Series B...................................        6,300         76,640
 *Concordia Maritime AB Series B.......................      136,100        333,850
 *Elekta AB............................................       37,700        105,259
 Esselte AB Series A...................................       21,800        104,341
 Esselte AB Series B...................................       27,000        131,922
 *Fagerlid Industrier AB...............................       51,750         84,112
 Fastighets AB Tornet..................................       42,150        601,024
 *Fastighits AB Celtica................................       11,000         64,715
 Finnveden AB..........................................       15,100        138,523
 *Firefly AB...........................................        5,800          4,048
 Garphyttan Industrier AB..............................       31,800        272,699
 Geveko AB Series B....................................       19,900        313,522
 Gorthon Lines AB Series B.............................       69,300        104,344
 Gunnebo AB............................................       12,100        127,894
 *Intelligent Microsystems Data AB.....................       15,000         21,538
 Jacobson and Widmark AB...............................       31,000        380,211
 *Klippans Finpappersbruk AB...........................       30,800         47,604
 Ljungberg Gruppen AB Series B.........................        2,100         38,320
 *Matteus AB...........................................       64,080        105,430
 Munksjo AB............................................       61,900        367,253
 NH Nordiska Holding AB................................       86,500        204,420
 Naerkes Elektriska AB Series B........................       26,100        234,229
 PEAB AB Series B......................................       84,400        239,011
 Pandox Hotelfastigheter AB............................       21,400        198,452
 *Perbio Science AB....................................        3,800         41,681
 Perstorp AB Series B..................................       53,300        366,720
 Platzer Bygg AB Series B..............................      236,100        247,197
 Rottneros Bruk AB.....................................    1,191,000        932,265
 Salus Ansvar AB Series B..............................       11,800         16,708
 Scandiaconsult AB.....................................      126,800        391,957
 Scribona AB Series A..................................       15,700         26,614
 Scribona AB Series B..................................       33,900         59,156
 Spendrups Bryggeri AB Series B........................       47,200        136,489
 *Stena Line AB Series B...............................      303,500        234,541
 Svedala Industri AB...................................       27,700        406,027
 Sweco AB Series B.....................................       47,050        302,606
 Wallenstam Byggnads AB Series B.......................       79,600        488,142
 Westergyllen AB Series B..............................        6,800         93,911
 Wihlborgs Fastigheter AB Series B.....................      560,350        759,900
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,071,846)...................................                  11,236,379
                                                                       ------------


BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
 Wihlborgs Fastigheter AB
   Notes 5.83%, 12/02/02
   (Cost $452,917).....................................           57   $    546,177
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,524,763)...................................                  11,782,556
                                                                       ------------


                                                            SHARES
                                                            ------
                                                            (000)
DENMARK -- (2.1%)
COMMON STOCKS -- (2.1%)
 Aalborg Portland Holding A.S. Series A................       22,780        797,776
 Aalborg Portland Holding A.S. Series B................        5,950        208,374
 Aarhus Oliefabrik A.S. Aeries A.......................        6,770        137,513
 Alm Brand A.S. Series B...............................       28,044        360,113
 Amagerbanken A.S......................................        3,842        148,005
 Ambu International A.S. Series B......................          608         41,876
 Amtssparekassen Fyn A.S...............................        4,181        174,243
 Andersen & Martini Series B...........................          500         14,592
 Bording (F.E.) A.S. Series B..........................          475         28,834
 Brodrene Hartmann A.S. Series B.......................        6,560         92,661
 Chemitalic A.S........................................        2,230         17,442
 Codan A.S.............................................       10,575        703,658
 DFDS A.S., Copenhagen.................................        6,880        237,731
 Dalhoff, Larsen & Hornemann A.S. Series B.............        1,813         46,561
 *Dampskibsselsk et Torm A.S...........................        3,657        245,470
 Dampskibsselskabet Norden A.S.........................        4,685        133,993
 *Dansk Data Elektronik A.S............................        1,190         54,872
 Denka Holding A.S.....................................          400         42,959
 Djursland Bank........................................          473         28,712
 *East Asiatic Co., Ltd................................       46,252        917,879
 Egnsbank Fyn Aktieselskab.............................          300         43,776
 Egnsbank Han Herred...................................        2,545         60,310
 Egnsbank Nord A.S.....................................          708         54,218
 Ejendamsselskabet Norden A.S..........................        5,934        218,897
 Foras Holding A.S. Series A...........................       19,779         84,045
 Forstaedernes Bank....................................        4,715         90,268
 Fredgaard Radio A.S...................................        2,177        133,421
 Haandvaerkerbanken I Naestved.........................          622         37,031
 *Harboes Bryggeri A.S.................................          460         22,285
 Hedegaard (Peder P.) A.S..............................        1,406         45,793
 Henriksen Og Henriksen Holding A.S. Series B..........          500         50,488
 Hoejgaard Holding A.S. Series A.......................       10,380        181,759
 Hoejgaard Holding A.S. Series B.......................        7,075        127,190
 *Junckers (F.) Industrier A.S.........................        3,475         44,622
 Kompan A.S............................................          310         18,094
 Korn-Og Foderstof Kompagnet A.S.......................       26,230        489,919
 Lan & Spar Bank A.S...................................        5,706        139,881
 Lauritzen (J.) Holding Series B.......................        5,218        462,939
 Lokalbanken I Nordsjaelland A.S.......................          690         46,718
 *Midtbank A.S.........................................        5,700        186,977

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES
                                                            ------
 Migatronic Series B...................................        1,294   $     22,659
 Moens Bank A.S........................................          424         14,849
 Morso Bank............................................          240         15,409
 *NTR Holdings A.S.....................................        1,650         18,491
 Naestved Diskontobanken...............................          651         53,197
 Nordvestbank..........................................        1,060         87,290
 Norresundby Bank......................................          439         43,852
 Obtec A.S.............................................          510         14,884
 Ove Arkil Series B....................................          680         47,232
 Per Aarsleff A.S. Series B............................        1,050         38,304
 *Rederiet Knud I. Larsen A.S..........................        3,619            211
 Ringkjoebing Bank.....................................          688         53,811
 Ringkjoebing Landbobank...............................          513        112,585
 Salling Bank..........................................          500         16,635
 Sanistal A.S. Series B................................          920         28,997
 *Scanbox Danmark A.S. Series B........................        3,400          4,366
 Skaelskor Bank........................................          540         25,530
 Skjern Bank A.S.......................................          306         18,264
 Spaencom A.S..........................................          300         14,359
 Spar Nord Holding.....................................       11,919        461,938
 Sparbank Vest A.S.....................................        2,374        119,167
 Sparekassen Faaborg A.S...............................        1,634        123,986
 Sydbank A.S...........................................       15,770        585,417
 *Thrigetitan A.S. Series A............................          100          4,378
 *Topdanmark A.S.......................................       24,600        465,218
 Torsana A.S. Series B.................................          200          8,172
 Totalbanken A.S.......................................          600         27,316
 VT Holdings Shares A..................................          420         17,896
 VT Holdings Shares B..................................        3,780        158,855
 Vestfyns Bank.........................................          500         17,802
 Vestjysk Bank.........................................        1,576         68,071
 Wessel & Vett Magasin du Nord A.S. Series C...........        6,498        356,530
                                                                       ------------
TOTAL -- DENMARK
  (Cost $12,846,395)...................................                  10,017,566
                                                                       ------------
FINLAND -- (2.1%)
COMMON STOCKS -- (2.1%)
 Amer-Yhtymae Oyj Series A.............................       80,600      1,932,963
 Bank of Aland, Ltd....................................        5,700         80,927
 *Benefon Oy...........................................       19,000        177,633
 Efore Oy..............................................        4,700         31,299
 *Eq Holding Oyj.......................................      120,395         22,009
 *Evox Rifa Group Oyj..................................      120,395         29,345
 Finnair Oyj...........................................      153,300        556,474
 Finvest Oyj...........................................      120,395         18,865
 HK Ruokatalo Oy Series A..............................       16,100         24,526
 Honkarakenne Oy Series B..............................       15,900         72,111
 Ilkka-Yhtyma Oyj......................................        2,400         38,441
 Interavanti Oy........................................       45,000         59,934
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....       11,601         41,960
 Kemira Oyj............................................      123,100        576,510
 Kesko Oyj.............................................       55,800        524,110
 Kone Corp.............................................       27,000      1,655,814
 Laennen Tehtaat Oy....................................       12,500        130,574
 Lemminkainen Oy.......................................       23,600        253,715
 Leo Longlife Oy.......................................        7,800         54,387
 *Mandatum Bank P.L.C. Series B........................        2,864         16,405
 Metsaemarkka Oyj Series B.............................        1,300          4,640
 Okobank Class A.......................................       61,140        729,143

                                                            SHARES
                                                            ------

 Olvi Oyj Series A.....................................        7,500   $    114,253
 Partek Oyj............................................       88,300        930,064
 *Polar Real Estate Corp. Series K.....................      302,400         60,545
 Rautaruukki Oy Series K...............................      237,100        751,277
 Raute Oy Series A.....................................       11,200         70,197
 Santasalo-Jot Oy......................................       17,300         39,757
 *Silja Oy AB Series A.................................       82,700         68,391
 Tamfelt Oyj...........................................          700         11,517
 Tamro Oyj.............................................       33,400         53,788
 Tulikivi Oy...........................................        5,900         87,259
 Turkistuottajat Oy....................................          500          3,373
 *Vestcap Oyj Series B.................................      120,395         47,161
 Yit-Yhtymae Oyj.......................................       53,100        573,632
                                                                       ------------
TOTAL -- FINLAND
  (Cost $10,725,786)...................................                   9,842,999
                                                                       ------------
NORWAY -- (2.0%)
COMMON STOCKS -- (2.0%)
 *Askia Invest ASA.....................................       93,000         26,078
 Awilco ASA Series A...................................       45,200         83,361
 Bonheur ASA...........................................       13,355        269,347
 *Braathens S.A.F.E. ASA...............................       86,300        162,883
 *Broevig Offshore ASA.................................       10,553         47,916
 *C. Tybring-Gjedde ASA................................       38,000         61,475
 Choice Hotel Scandinavia ASA..........................       13,000         42,062
 Elkem ASA.............................................      132,052      2,100,695
 Farstad Shipping ASA..................................       65,000        259,383
 Ganger Rolf ASA.......................................        8,150        162,613
 *Gresvig ASA..........................................       13,300         60,963
 Hafslund ASA..........................................       45,500        208,558
 *Home Invest ASA......................................       13,000          8,272
 Hydralift AS..........................................       15,000        106,773
 *Kenor ASA............................................       24,000          7,713
 *Kvaerner ASA.........................................       93,451        705,518
 Kverneland ASA........................................       21,732        210,945
 *Leif Hoegh & Co. ASA.................................       80,400        633,002
 Moelven Industrier ASA................................      179,016        145,769
 Nera ASA..............................................      198,011        935,383
 *Nomadic Shipping ASA.................................       33,021          5,342
 Nordlandsbanken ASA...................................       16,808        416,937
 *Ocean Rig ASA........................................       57,470        319,209
 Odfjell ASA Series A..................................       52,474        721,573
 *Raufoss Ammunisjonfabrikker ASA......................        3,100         12,371
 Sagatex AS............................................       18,200         70,664
 Sas Norge ASA Series B................................       38,000        348,360
 Scana Industrier ASA..................................        6,700          6,865
 *Sensonor ASA.........................................       82,080         93,836
 Smedvig ASA Series A..................................       61,200        462,036
 *Tandberg Data ASA....................................       62,700         98,053
 Ugland Nordic Shipping ASA............................        4,900         54,961
 Veidekke ASA..........................................        7,000         43,033
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       44,700        385,769
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,494,329)...................................                   9,277,718
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Nomadic Shipping ASA Rights 12/31/00 (Cost $0).......       33,021              0
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,494,329)...................................                   9,277,718
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES
                                                            ------
BELGIUM -- (1.5%)
COMMON STOCKS -- (1.5%)
 Belge des Betons......................................          626   $    204,894
 CFE (Compagnie Francois d'Entreprises)................        2,996        480,134
 CMB (Cie Martime Belge)...............................       28,600      1,991,695
 Cofinimmo SA..........................................        6,405        485,071
 Engrais Rosier SA.....................................          200         10,968
 Floridienne NV........................................        1,900        134,135
 *Franki NV (Cie International des Pieux Armes
   Frankignoul SA).....................................        1,800              0
 Glaverbel SA..........................................       14,812      1,031,503
 Ibel (Nouvelle).......................................        6,969        445,887
 Immobel (Cie Immobiliere de Belgique SA)..............       17,260        600,991
 Ipso-Ilg SA...........................................        3,600         55,155
 La Promotion Internationale Prominter.................          312         21,076
 *Papeteries de Catala SA..............................          450         47,007
 Plantations Nord-Sumatra SA...........................          421         52,040
 Quick Restaurants SA..................................       10,952        238,342
 Recticel SA...........................................       58,686        481,230
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................          275         16,757
 Sapec SA..............................................        6,401        275,259
 Spector Photo Group SA................................       11,701        186,907
 *Ter Beke NV..........................................        1,600         58,497
 Uco Textiles NV.......................................        2,200        176,188
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $8,830,775)....................................                   6,993,736
                                                                       ------------
NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.2%)
 *AFFCO Holdings, Ltd..................................      732,400        141,189
 CDL Hotels NZ, Ltd....................................    1,072,200         83,557
 CDL Investments NZ, Ltd...............................      550,195         47,390
 Cavalier Corp., Ltd...................................       53,900        105,011
 Ceramco Corp., Ltd....................................       83,325         64,936
 Colonial Motor Co., Ltd...............................       77,580         84,324
 DB Group, Ltd.........................................      361,000        570,061
 *Evergreen Forests, Ltd...............................      470,500         98,420
 Fernz Corp., Ltd......................................      158,700        255,813
 Force Corp., Ltd......................................      475,300         54,586
 Hellaby Holdings, Ltd.................................      149,400        106,011
 Independent Newspapers, Ltd. (Auckland)...............    1,385,541      1,875,369
 *Met Lifecare, Ltd....................................        8,504          4,011
 *New Zealand Oil & Gas, Ltd...........................      290,746         35,776
 Northland Port Corp. (New Zealand), Ltd...............      111,426         77,694
 *Otter Gold Mines, Ltd................................      185,306         27,362
 PDL Holdings, Ltd.....................................       48,600         79,735
 *Richina Pacific, Ltd.................................      204,626         29,375
 Sanford, Ltd..........................................      293,500        577,833
 South Port New Zealand, Ltd...........................       71,088         31,198
 Steel & Tube Holdings, Ltd............................      250,000        145,607
 Tasman Agriculture, Ltd...............................      380,960        195,318
 Taylors Group, Ltd....................................       42,000         19,811
 Tourism Holdings, Ltd.................................      216,321        173,016
 *Trans Tasman Properties, Ltd.........................    1,297,240        101,094
 Tranz Rail Holdings, Ltd..............................      432,300        611,727


                                                            SHARES           VALUE+
                                                            ------           ------
 Williams & Kettle, Ltd................................       45,022         50,228
 Wrightson, Ltd........................................      480,700        108,440
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,098,817)....................................                   5,754,892
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd. Notes 8.50%,
   04/15/05
   (Cost $144,704).....................................          320        125,120
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $19,657)......................................                      20,111
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $6,263,178)....................................                   5,900,123
                                                                       ------------


                                                            SHARES
                                                            ------
                                                            (000)
IRELAND -- (1.0%)
COMMON STOCKS -- (1.0%)
 Abbey P.L.C...........................................       82,403        204,435
 *Arcon International Resources P.L.C..................      441,600         67,272
 Ardagh P.L.C..........................................       73,853         86,790
 Arnotts P.L.C.........................................       38,564        221,561
 Barlo Group P.L.C.....................................      362,398        268,146
 *Crean (James), Ltd...................................       69,119         15,644
 *Dragon Oil P.L.C.....................................      555,000        164,263
 *Dunloe Ewart P.L.C...................................      559,547        214,317
 Golden Vale P.L.C.....................................      338,225        279,702
 Green Property Co.....................................      236,779      1,432,501
 Greencore Group P.L.C.................................      149,469        318,775
 IFG Group P.L.C.......................................       83,471        130,427
 Irish Continental Group P.L.C.........................       19,681         87,374
 Jurys Hotel Group P.L.C...............................       96,417        713,410
 Oakhill Group P.L.C...................................       69,119         13,838
 Readymix P.L.C........................................       80,250         91,513
 Ryan Hotels P.L.C.....................................      160,078        153,282
 Silvermines Group P.L.C...............................      195,374        139,459
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,373,694)....................................                   4,602,709
                                                                       ------------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 *ATB Austria Antriebstechnik AG.......................        4,110         16,815
 Allgemeine Sparkasse Baugesellschaft..................          120         11,438
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................        9,180         96,853
 BBAG Oesterreichische Brau-Beteiligungs...............       20,150        736,701
 Bau Holding AG........................................       15,853        344,999
 Bohler Uddeholm AG....................................       26,290        813,116
 Brau Union Goess-Reinighaus AG........................       23,900        891,488
 Flughafen Wien AG.....................................       37,104      1,296,155
 *Frauenthal Keramik AG................................        1,308         26,985
 *General Partners Inmobilienbesitz AG.................        5,900         10,786
 Linz Textil Holding AG................................          100         30,467

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES
                                                            ------
 Rosenbauer International AG...........................        1,462   $     32,466
 Vogel and Noot Waermetechnik AG.......................        8,125         62,948
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,025,451)....................................                   4,371,217
                                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $758,263).....................................                     785,807
                                                                       ------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Aokam Perdana Berhad.................................        9,600          6,215
 *MBF Holdings Berhad..................................    1,521,000         82,054
 *Promet Berhad........................................      201,000         15,339
 *Rekapacific Berhad...................................      130,000         15,737
 *Silverstone Berhad...................................       66,920              0
 *Taiping Consolidated Berhad..........................      332,000         18,347
 *Westmont Industries Berhad...........................      361,000         84,550
 *Wing Tiek Holdings Berhad............................       86,000         20,142
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $1,622,351)....................................                     242,384
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.
   (Cost $14,946)......................................        9,760         15,250
                                                                       ------------


                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $15,150,738) to be
   repurchased at $14,928,484.
   (Cost $14,926,000)..................................   $   14,926   $ 14,926,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $613,991,709)++................................                $470,741,814
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $614,576,947.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         THE EMERGING MARKETS PORTFOLIO

                               NOVEMBER 30, 2000

                                                                                 VALUE+
                                                                                 ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company..................................                  $286,276,193
                                                                              ------------
    Total Investments (100%) (Cost $338,535,622)++..........                  $286,276,193
                                                                              ============

--------------
++The cost for federal income tax purposes is $342,681,016.

                    THE EMERGING MARKETS SMALL CAP PORTFOLIO

                               NOVEMBER 30, 2000

                                                                                 VALUE+
                                                                                 ------
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................                   $10,967,026
                                                                               -----------
    (100%) (Cost $15,898,530)++.............................                   $10,967,026
                                                                               ===========

--------------
++The cost for federal income tax purposes is $15,899,335.

                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

                               NOVEMBER 30, 2000

                                                                SHARES             VALUE+
                                                                ------             ------
Investment in The DFA One-Year Fixed Income Series of The
  DFA Investment Trust Company..............................   72,463,609       $725,360,728
                                                                                ------------
    Total Investments (100%) (Cost $718,168,185)++..........                    $725,360,728
                                                                                ============

--------------
++The cost for federal income tax purposes is $723,008,342.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                               NOVEMBER 30, 2000

                                                                SHARES             VALUE+
                                                                ------             ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA
  Investment Trust Company..................................   53,457,398       $518,536,759
                                                                                ------------
    Total Investments (100%) (Cost $533,663,588)++..........                    $518,536,759
                                                                                ============

--------------
++The cost for federal income tax purposes is $539,033,151.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (98.3%)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................    $ 2,600     $  2,587,809
    5.875%, 07/02/01...................................     10,000        9,965,010
Federal Home Loan Bank
    6.380%, 01/09/01...................................     18,000       17,874,612
    6.340%, 03/14/01...................................     35,000       34,359,080
    6.310%, 03/28/01...................................     26,000       25,459,174
    6.310%, 04/16/01...................................      3,000        2,927,919
    5.125%, 04/17/01...................................     28,000       27,853,840
    6.270%, 05/11/01...................................      3,000        2,915,475
    5.875%, 08/15/01...................................     13,000       12,949,105
    5.875%, 09/17/01...................................     27,750       27,636,447
    6.000%, 11/15/01...................................     10,000        9,968,950
    7.125%, 11/15/01...................................     39,000       39,279,162
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $213,890,964)..................................                $213,776,583
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $3,768,555) to be
   repurchased at $3,712,618.
   (Cost $3,712,000)...................................      3,712        3,712,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $217,602,964)++....                $217,488,583
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $217,602,964.

                See accompanying Notes to Financial Statements.

                THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (44.0%)
COMMERCIAL PAPER -- (28.1%)
AIG Funding, Inc. C.P.
    6.480%, 02/20/01...................................        3,800   $  3,744,511
AT&T Corp. C.P.
    6.510%, 01/12/01...................................        8,000      7,938,120
BASF AG C.P.
    6.445%, 03/27/01...................................       14,000     13,710,837
BP Amoco Capital C.P.
    6.540%, 12/01/00...................................       10,000     10,000,000
Barton Capital Corp. C.P.
    6.590%, 01/12/01...................................       14,000     13,891,710
CC (USA), Inc. C.P.
    6.580%, 01/12/01...................................        4,000      3,968,733
    6.550%, 01/30/01...................................        9,000      8,900,249
Ciesco L.P. C.P.
    6.540%, 01/12/01...................................       13,600     13,494,804
Corp Asset Funding Co. C.P.
    6.600%, 01/19/01...................................        7,000      6,937,307
Enterprise Funding Corp. C.P.
    6.540%, 01/17/01...................................       10,100     10,012,839
Govco Inc, C.P.
    6.550%, 02/14/01...................................        4,000      3,945,333
National Rural Utilities Cooperative Finance C.P.
    6.450%, 02/26/01...................................       14,025     13,802,656
Sigma Finance Corp. C.P.
    6.490%, 02/16/01...................................        4,000      3,944,474
    6.480%, 03/08/01...................................        4,000      3,930,914
    6.490%, 05/22/01...................................        5,000      4,850,456
St. Michael Finance, Ltd. C.P.
    6.550%, 01/10/01...................................        4,000      3,970,533
Toronto Dominion Holdings, Inc. C.P.
    6.600%, 01/29/01...................................        2,700      2,670,883
Windmill Funding Corp. C.P.
    6.580%, 01/03/01...................................        9,400      9,342,268
    6.600%, 01/05/01...................................        5,000      4,967,431
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $144,048,967)..................................                 144,024,058
                                                                       ------------
BONDS -- (15.9%)
American International Group, Inc. Medium Term Notes
    6.340%, 08/16/01...................................       10,000      9,980,970
Amoco Canada Eurobond
    7.250%, 09/17/02...................................        4,800      4,838,400
Credit Locale de France Holding SA Eurobond
    7.125%, 02/18/02...................................        4,900      4,923,471
France Telecom SA Eurobond
    6.875%, 10/01/01...................................        9,232      9,226,461
General Electric Capital Corp .
    0.775%, 08/06/03...................................      700,000      6,323,568
Glaxo K.K. Eurobond
    7.000%, 05/02/02...................................       11,385     11,367,923
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Interamerican Development Bank Corporate Bonds
    5.125%, 02/22/01...................................       14,000   $ 13,955,004
Toyota Motor Credit Corp.
    1.000%, 12/20/04...................................      890,000      8,071,140
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................       12,700     12,671,247
                                                                       ------------
TOTAL BONDS
  (Cost $81,764,883)...................................                  81,358,184
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $225,813,850)..................................                 225,382,242
                                                                       ------------
GERMANY -- (13.2%)
BONDS -- (13.2%)
Bayerische Landesbank
    4.375%, 02/28/02...................................       19,000      8,366,837
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................        7,100      3,230,584
Deutsche Hypobank
    4.250%, 01/15/02...................................        5,000      4,325,931
German Government Bond
    4.750%, 11/20/01...................................       16,000     13,904,263
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................        7,400      3,234,620
LB Baden-Wuerttemberg
    7.750%, 02/20/02...................................       29,000     13,286,726
Landwirtschaftliche Rentenbank
    5.000%, 07/30/02...................................        9,000      3,983,547
Rheinishce Hypobank AG
    5.500%, 12/05/01...................................        8,600      7,516,962
Tokyo Electric Power Co., Inc.
    7.625%, 11/06/02...................................        7,000      3,231,442
Westfalische Hypotheken Bank
    5.250%, 09/02/02...................................        7,600      6,631,649
                                                                       ------------
TOTAL -- GERMANY
  (Cost $70,964,531)...................................                  67,712,561
                                                                       ------------
JAPAN -- (13.0%)
BONDS -- (13.0%)
Asian Development Bank
    5.000%, 02/05/03...................................    1,600,000     15,820,724
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................      868,000      8,099,263
European Investment Bank
    0.875%, 11/08/04...................................    1,500,000     13,617,263
Kansai International Airport Co., Ltd.
    1.300%, 07/29/04...................................      913,000      8,373,681
Toyota Motor Credit Corp. Medium Term Notes
    1.000%, 12/20/04...................................      516,000      4,679,447
World Bank (International Bank for Reconstruction and
  Development)
    4.750%, 12/20/04...................................    1,520,000     15,925,048
                                                                       ------------
TOTAL -- JAPAN
  (Cost $66,075,645)...................................                  66,515,426
                                                                       ------------

THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
SWEDEN -- (9.8%)
BONDS -- (9.8%)
Denmark Kingdom
    5.375%, 09/15/03...................................      140,000   $ 14,040,986
Kommuninvest
    5.875%, 01/15/04...................................       80,000      8,103,192
Oresundskonsortiet,
    5.500%, 08/19/04...................................      136,000     13,628,967
Sweden (Kingdom of)
    5.000%, 01/15/04...................................      143,000     14,344,717
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $50,362,959)...................................                  50,117,862
                                                                       ------------
FRANCE -- (5.0%)
BONDS -- (5.0%)
Credit Local de France SA Euro
    6.000%, 07/01/02...................................       20,000      2,680,667
France (Government of) BTAN
    5.500%, 10/12/01...................................       16,000     13,983,652
Societe Nationale de Chemins de Fer Francais
    7.750%, 03/01/02...................................       61,400      8,359,531
                                                                       ------------
TOTAL -- FRANCE
  (Cost $25,562,832)...................................                  25,023,850
                                                                       ------------
NETHERLANDS -- (4.5%)
BONDS -- (4.5%)
Nederlandse Waterschapsbank NV NWB
    5.125%, 12/30/02...................................       22,700      8,953,726
Netherlands (Government of)
    8.750%, 09/15/01...................................       16,000     14,303,995
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $23,275,799)...................................                  23,257,721
                                                                       ------------
CANADA -- (2.7%)
BONDS -- (2.7%)
Alberta (Province of)
    10.250%, 08/22/01..................................        3,133      2,100,300
Alberta Treasury Branch
    4.750%, 03/30/01...................................       12,500      8,107,282
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................        5,603      3,694,234
                                                                       ------------
TOTAL -- CANADA
  (Cost $14,818,941)...................................                  13,901,816
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

BELGIUM -- (2.7%)
U.S. TREASURY OBLIGATIONS -- (2.7%)
Belgium Kingdom Treasury Bill,
    5.060%, 09/06/01
      (Cost $13,477,256)...............................       16,500   $ 13,846,114
                                                                       ------------
AUSTRALIA -- (1.9%)
BONDS -- (1.9%)
Airservices Australia
    7.375%, 11/15/01...................................        2,750      1,456,632
Alberta (Province of)
    7.000%, 03/20/02...................................        5,500      2,910,632
New South Wales Treasury Corp.
    8.750%, 04/18/02...................................        2,000      1,082,207
State Bank of New South Wales
    11.750%, 08/16/01..................................        3,800      2,067,402
    10.750%, 03/12/02..................................        2,000      1,105,341
State Bank of South Australia
    11.000%, 04/10/02..................................        2,000      1,110,493
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $13,765,782)...................................                   9,732,707
                                                                       ------------
UNITED KINGDOM -- (1.9%)
BONDS -- (1.9%)
Abbey National Treasury
    4.500%, 02/25/02
      (Cost $9,139,493)................................       11,000      9,491,195
                                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $713,717).....................................                     740,510
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $6,023,843) to be
   repurchased at $5,934,987.
   (Cost $5,934,000)...................................        5,934      5,934,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $519,904,805)++....                $511,656,004
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $519,904,785.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (65.3%)
Farm Credit System Financial Assistance Corp.
    8.800%, 06/10/05...................................    $ 1,000     $  1,098,867
Federal Farm Credit Bank
    6.300%, 08/08/07...................................      6,000        5,985,198
    6.400%, 10/09/07...................................      2,500        2,507,000
    6.000%, 01/07/08...................................      5,000        4,897,865
    6.450%, 10/07/09...................................      2,000        1,998,638
    7.160%, 05/19/10...................................      3,000        3,147,417
    6.135%, 12/13/10...................................      4,000        3,903,684
    6.740%, 04/11/11...................................      1,000        1,018,168
    6.260%, 12/02/11...................................      2,000        1,953,128
    6.280%, 11/26/12...................................      3,000        2,925,609
    6.060%, 05/28/13...................................      3,600        3,436,582
Federal Home Loan Bank
    7.445%, 03/29/05...................................      3,000        3,133,941
    5.935%, 04/22/05...................................      2,000        1,975,882
    6.010%, 05/20/05...................................     11,000       10,896,050
    5.265%, 11/25/05...................................      6,000        5,742,846
    6.440%, 11/28/05...................................      1,350        1,359,169
    6.375%, 08/15/06...................................      8,000        8,025,368
    6.900%, 02/07/07...................................      9,000        9,267,030
    6.370%, 09/26/07...................................      7,425        7,442,166
    6.200%, 10/10/07...................................      2,000        1,985,708
    5.895%, 01/14/08...................................      2,100        2,045,440
    6.030%, 01/30/08...................................      2,000        1,962,586
    5.905%, 03/27/08...................................      4,000        3,890,528
    6.185%, 05/06/08...................................      1,000          987,958
    6.045%, 05/22/08...................................      1,000          979,358
    5.945%, 07/28/08...................................      6,000        5,829,228
    5.915%, 08/25/08...................................      3,000        2,906,961
    5.800%, 09/02/08...................................      3,000        2,885,490
    5.550%, 11/17/08...................................      5,000        4,722,615
    5.315%, 12/23/08...................................     10,000        9,288,970
    5.545%, 02/17/09...................................      3,000        2,826,039
    5.950%, 03/16/09...................................      5,550        5,368,537
    5.863%, 04/22/09...................................      9,000        8,652,528
    6.500%, 11/13/09...................................      9,000        9,028,890
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................      2,000        2,081,896
    6.130%, 02/27/06...................................      1,000          992,832
    7.100%, 04/10/07...................................      2,000        2,081,430
    6.480%, 12/05/11...................................      2,000        1,989,008
Federal National Mortgage Association
    7.375%, 03/28/05...................................      1,000        1,042,523
    6.220%, 03/13/06...................................      3,070        3,063,461
    6.890%, 04/25/06...................................      1,525        1,567,195
    6.570%, 08/22/07...................................      2,000        2,024,168
    6.470%, 09/25/12...................................      3,410        3,373,012
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Student Loan Marketing Association
    5.850%, 06/01/07...................................    $ 1,000     $    974,179
Tennessee Valley Authority
    6.375%, 06/15/05...................................      5,000        5,024,775
    5.375%, 11/13/08...................................      8,000        7,453,288
    6.000%, 03/15/13...................................      9,000        8,572,716
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $186,416,947)..................................                 184,315,927
                                                                       ------------
U.S. TREASURY
  OBLIGATIONS -- (33.3%)
U.S. Treasury Bonds
    12.000%, 05/15/05..................................     10,000       12,512,690
    10.750%, 08/15/05..................................      8,000        9,703,504
    9.375%, 02/15/06...................................     11,000       12,893,419
    11.250%, 02/15/15..................................     11,000       16,885,000
    10.625%, 08/15/15..................................      6,000        8,901,612
U.S. Treasury Notes
    7.000%, 07/15/06...................................     10,000       10,708,450
    6.500%, 10/15/06...................................      1,000        1,048,593
    6.625%, 05/15/07...................................      2,000        2,121,594
    6.125%, 08/15/07...................................      5,000        5,175,780
    5.625%, 05/15/08...................................     11,000       11,090,057
    6.000%, 08/15/09...................................      3,000        3,101,658
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $92,274,985)...................................                  94,142,357
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $4,037,880) to be
  repurchased at $3,978,662.
      (Cost $3,978,000)................................      3,978        3,978,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $282,669,932)++................................                $282,436,284
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $282,669,932.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                             THE U.S.          THE ENHANCED          THE U.S.          THE U.S.
                                                              LARGE             U.S. LARGE            LARGE              4-10
                                                             COMPANY             COMPANY            CAP VALUE            VALUE
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                           ------------       --------------       ------------       -----------
ASSETS:
Investments at Value................................       $ 1,037,672          $   89,890         $ 1,245,368        $   67,646
Receivables
    Investment Securities Sold......................               160                  57               1,925                --
    Fund Shares Sold................................               884                   3               5,475                65
Prepaid Expenses and Other Assets...................                22                   5                  20                12
                                                           -----------          ----------         -----------        ----------
        Total Assets................................         1,038,738              89,955           1,252,788            67,723
                                                           -----------          ----------         -----------        ----------
LIABILITIES:
Payables
    Investment Securities Purchased.................                --                  --               4,786                65
    Fund Shares Redeemed............................             1,044                  60               2,614                --
Accrued Expenses and Other Liabilities..............               101                  17                 211                20
                                                           -----------          ----------         -----------        ----------
        Total Liabilities...........................             1,145                  77               7,611                85
                                                           -----------          ----------         -----------        ----------
NET ASSETS..........................................       $ 1,037,593          $   89,878         $ 1,245,177        $   67,638
                                                           ===========          ==========         ===========        ==========
SHARES OUTSTANDING $.01 PAR VALUE...................        26,811,727           7,548,003          67,802,798         6,112,989
                                                           ===========          ==========         ===========        ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE......       $     38.70          $    11.91         $     18.36        $    11.06
                                                           ===========          ==========         ===========        ==========
PUBLIC OFFERING PRICE PER SHARE.....................       $     38.70          $    11.91         $     18.36        $    11.06
                                                           ===========          ==========         ===========        ==========
Investments at Cost.................................       $   773,488          $  101,163         $ 1,153,809        $   69,127
                                                           ===========          ==========         ===========        ==========

                                                            THE U.S.            THE U.S.           THE U.S.            THE DFA
                                                              6-10             6-10 SMALL         9-10 SMALL         REAL ESTATE
                                                              VALUE             COMPANY             COMPANY           SECURITIES
                                                            PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                          -------------       ------------       -------------       ------------
ASSETS:
Investments at Value...............................       $  2,634,670        $   586,113        $  1,444,145        $   209,865
Collateral for Securities Loaned...................                 --                 --                  --              5,419
Receivables
    Dividends and Interest.........................                 --                 --                  --                293
    Investment Securities Sold.....................             10,456              1,335                 995                 --
    Fund Shares Sold...............................              1,317                124                 639                231
Prepaid Expenses and Other Assets..................                 15                  2                  --                 15
                                                          ------------        -----------        ------------        -----------
        Total Assets...............................          2,646,458            587,574           1,445,779            215,823
                                                          ------------        -----------        ------------        -----------
LIABILITIES:
Payables
    Collateral on Securities Loaned................                 --                 --                  --              5,419
    Fund Shares Redeemed...........................             11,773              1,459               1,634                 71
Accrued Expenses and Other Liabilities.............                742                242                 733                102
                                                          ------------        -----------        ------------        -----------
        Total Liabilities..........................             12,515              1,701               2,367              5,592
                                                          ------------        -----------        ------------        -----------
NET ASSETS.........................................       $  2,633,943        $   585,873        $  1,443,412        $   210,231
                                                          ============        ===========        ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................        140,200,158         41,056,562         120,953,419         15,565,941
                                                          ============        ===========        ============        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.....       $      18.79        $     14.27        $      11.93        $     13.51
                                                          ============        ===========        ============        ===========
PUBLIC OFFERING PRICE PER SHARE....................       $      18.79        $     14.27        $      11.93        $     13.51
                                                          ============        ===========        ============        ===========
Investments at Cost................................       $  2,341,576        $   547,067        $  1,271,878        $   198,045
                                                          ============        ===========        ============        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                           THE LARGE      THE INTERNATIONAL     THE JAPANESE     THE PACIFIC RIM
                                                              CAP               SMALL              SMALL              SMALL
                                                         INTERNATIONAL         COMPANY            COMPANY            COMPANY
                                                           PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         -------------    -----------------    --------------    ----------------
ASSETS:
Investments at Value.................................     $   358,015        $   309,220        $   101,161        $    88,341
Collateral for Securities Loaned.....................          16,763                 --                 --                 --
Cash.................................................              15                 15                 --                 --
Receivables
    Dividends, Interest and Tax Reclaims.............             739                 --                 --                 --
    Investment Securities Sold.......................              --                 --                 18                 10
    Fund Shares Sold.................................             846                139                 50                 35
Prepaid Expenses and Other Assets....................              15                  7                  1                  4
                                                          -----------        -----------        -----------        -----------
        Total Assets.................................         376,393            309,381            101,230             88,390
                                                          -----------        -----------        -----------        -----------
LIABILITIES:
Payables
    Collateral on Securities Loaned..................          16,763                 --                 --                 --
    Investment Securities Purchased..................              10                 --                 --                 --
    Fund Shares Redeemed.............................             790                191                 68                 45
Accrued Expenses and Other Liabilities...............             192                130                 47                 38
                                                          -----------        -----------        -----------        -----------
        Total Liabilities............................          17,755                321                115                 83
                                                          -----------        -----------        -----------        -----------
NET ASSETS...........................................     $   358,638        $   309,060        $   101,115        $    88,307
                                                          ===========        ===========        ===========        ===========
SHARES OUTSTANDING $.01 PAR VALUE....................      20,725,129         36,407,227         10,215,528         11,189,138
                                                          ===========        ===========        ===========        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.......     $     17.30        $      8.49        $      9.90        $      7.89
                                                          ===========        ===========        ===========        ===========
PUBLIC OFFERING PRICE PER SHARE......................     $     17.30        $      8.55        $      9.95        $      7.97
                                                          ===========        ===========        ===========        ===========
Investments at Cost..................................     $   335,986        $   371,540        $   248,018        $   141,977
                                                          ===========        ===========        ===========        ===========

                                                                                                       THE DFA
                                                               THE UNITED       THE CONTINENTAL     INTERNATIONAL        THE
                                                              KINGDOM SMALL          SMALL            SMALL CAP        EMERGING
                                                                 COMPANY            COMPANY             VALUE          MARKETS
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO       PORTFOLIO
                                                             ---------------    ----------------    -------------    ------------
ASSETS:
Investments at Value.....................................      $   56,418          $  110,260        $   470,742     $   286,276
Collateral for Securities Loaned.........................              --                  --             29,071              --
Cash.....................................................              --                  --                 16              --
Receivables:
    Dividends, Interest and Tax Reclaims.................              --                  --              1,936              --
    Investment Securities Sold...........................              69                 114                323              74
    Fund Shares Sold.....................................              35                  74                156             290
Prepaid Expenses and Other Assets........................               1                   7                  4              --
                                                               ----------          ----------        -----------     -----------
        Total Assets.....................................          56,523             110,455            502,248         286,640
                                                               ----------          ----------        -----------     -----------
LIABILITIES:
Payables
    Collateral on Securities Loaned......................              --                  --             29,071              --
    Investment Securities Purchased......................              --                  --                208              --
    Fund Shares Redeemed.................................             104                 188                366             364
Accrued Expenses and Other Liabilities...................              19                  47                368             124
                                                               ----------          ----------        -----------     -----------
        Total Liabilities................................             123                 235             30,013             488
                                                               ----------          ----------        -----------     -----------
NET ASSETS...............................................      $   56,400          $  110,220        $   472,235     $   286,152
                                                               ==========          ==========        ===========     ===========
SHARES OUTSTANDING $.01 PAR VALUE........................       2,920,679           8,940,160         60,202,834      30,065,489
                                                               ==========          ==========        ===========     ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...........      $    19.31          $    12.33        $      7.84     $      9.52
                                                               ==========          ==========        ===========     ===========
PUBLIC OFFERING PRICE PER SHARE..........................      $    19.31          $    12.45        $      7.89     $      9.57
                                                               ==========          ==========        ===========     ===========
Investments at Cost......................................      $   48,429          $   91,617        $   613,992     $   338,536
                                                               ==========          ==========        ===========     ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                     THE DFA
                                                            THE EMERGING          THE DFA           TWO-YEAR           THE DFA
                                                              MARKETS            ONE-YEAR         GLOBAL FIXED        FIVE-YEAR
                                                             SMALL CAP         FIXED INCOME          INCOME           GOVERNMENT
                                                             PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                           --------------      -------------      -------------      ------------
ASSETS:
Investments at Value.................................        $   10,967         $   725,361        $   518,537       $   217,489
Receivables
    Interest.........................................                --                  --                 --             1,153
    Investment Securities Sold.......................               131                  --                 --                --
    Fund Shares Sold.................................                20                  73                331                91
Prepaid Expenses and Other Assets....................                39                  --                 13                 4
                                                             ----------         -----------        -----------       -----------
        Total Assets.................................            11,157             725,434            518,881           218,737
                                                             ----------         -----------        -----------       -----------
LIABILITIES:
Payables
    Investment Securities Purchased..................                --                  73                 93                --
    Fund Shares Redeemed.............................               151                  --                239               112
Accrued Expenses and Other Liabilities...............                14                  77                 58                68
                                                             ----------         -----------        -----------       -----------
        Total Liabilities............................               165                 150                390               180
                                                             ----------         -----------        -----------       -----------
NET ASSETS...........................................        $   10,992         $   725,284        $   518,491       $   218,557
                                                             ==========         ===========        ===========       ===========
SHARES OUTSTANDING $.01 PAR VALUE....................         1,618,888          71,053,802         51,588,166        21,171,420
                                                             ==========         ===========        ===========       ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.......        $     6.79         $     10.21        $     10.05       $     10.32
                                                             ==========         ===========        ===========       ===========
PUBLIC OFFERING PRICE PER SHARE......................        $     6.86         $     10.21        $     10.05       $     10.32
                                                             ==========         ===========        ===========       ===========
Investments at Cost..................................        $   15,899         $   718,168        $   533,664       $   217,603
                                                             ==========         ===========        ===========       ===========

                                                                                               THE DFA
                                                                        THE DFA             INTERMEDIATE
                                                                       FIVE-YEAR             GOVERNMENT
                                                                  GLOBAL FIXED INCOME       FIXED INCOME
                                                                       PORTFOLIO              PORTFOLIO
                                                                  --------------------      -------------
ASSETS:
Investments at Value........................................          $   511,656            $   282,436
Cash........................................................                   16                     --
Receivables
    Interest................................................                8,539                  4,028
    Investment Securities Sold..............................                3,791                     --
    Fund Shares Sold........................................                  350                     39
Unrealized Gain on Forward Currency Contracts...............                1,454                     --
Prepaid Expenses and Other Assets...........................                    1                     12
                                                                      -----------            -----------
        Total Assets........................................              525,807                286,515
                                                                      -----------            -----------
LIABILITIES:
Payables
    Investment Securities Purchased.........................                8,127                     --
    Fund Shares Redeemed....................................                  160                      4
Accrued Expenses and Other Liabilities......................                  195                     67
                                                                      -----------            -----------
        Total Liabilities...................................                8,482                     71
                                                                      -----------            -----------
NET ASSETS..................................................          $   517,325            $   286,444
                                                                      ===========            ===========
SHARES OUTSTANDING $.01 PAR VALUE...........................           49,252,251             25,631,718
                                                                      ===========            ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............          $     10.50            $     11.18
                                                                      ===========            ===========
PUBLIC OFFERING PRICE PER SHARE.............................          $     10.50            $     11.18
                                                                      ===========            ===========
Investments at Cost.........................................          $   519,905            $   282,670
                                                                      ===========            ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                                    THE ENHANCED  THE U.S.
                                                    THE U.S. LARGE   U.S. LARGE   LARGE CAP     THE U.S.
                                                       COMPANY        COMPANY       VALUE      4-10 VALUE
                                                      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO(1)
                                                    --------------  ------------  ---------  --------------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................           --       $10,952     $ 25,502      $   966
  Net Investment Income from
    The DFA Investment Trust Company..............     $ 11,943            --           --           --
                                                       --------       -------     --------      -------
        Total Investment Income...................       11,943        10,952       25,502          966
                                                       --------       -------     --------      -------
EXPENSES
  Administrative Services.........................        2,302           152        1,791           32
  Accounting & Transfer Agent Fees................          244            19           41           14
  Legal Fees......................................           17             2           19            3
  Audit Fees......................................            5             1            6            1
  Filing Fees.....................................          150            27          100           24
  Shareholders' Reports...........................           35             3           40           --
  Directors' Fees and Expenses....................           11             1           12            1
  Other...........................................            2             7            2            1
                                                       --------       -------     --------      -------
        Total Expenses............................        2,766           212        2,011           76
  Less: Expenses Waived...........................       (1,768)           (2)          --          (37)
                                                       --------       -------     --------      -------
  Net Expenses....................................          998           210        2,011           39
                                                       --------       -------     --------      -------
  NET INVESTMENT INCOME...........................       10,945        10,742       23,491          927
                                                       --------       -------     --------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
Capital Gain Distributions Received from
 The DFA Investment Trust Company.................           --        10,644      202,125           --
Net Realized Loss on Investment Securities Sold...       (7,048)       (2,853)     (56,571)          (2)
Net Realized Loss on Futures......................         (468)           --           --           --
Change in Unrealized Depreciation of:
  Investment Securities...........................      (55,962)      (23,252)    (132,669)      (1,480)
  Futures.........................................         (294)           --           --           --
                                                       --------       -------     --------      -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........      (63,772)      (15,461)      12,885       (1,482)
                                                       --------       -------     --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $(52,827)      $(4,719)    $ 36,376      $  (555)
                                                       ========       =======     ========      =======

--------------

(1) For the period February 23, 2000 (commencement of operations) to November 30, 2000.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                                 THE U.S.    THE U.S.       THE DFA
                                                     THE U.S.   6-10 SMALL  9-10 SMALL    REAL ESTATE
                                                    6-10 VALUE   COMPANY     COMPANY      SECURITIES
                                                    PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
                                                    ----------  ----------  ----------  ---------------
INVESTMENT INCOME
  Dividends.......................................         --          --          --       $11,353
  Interest........................................         --          --          --           183
  Income from Securities Lending..................         --          --          --            13
  Income Distributions Received from
    The DFA Investment Trust Company..............   $ 25,610    $  4,970   $  12,182            --
                                                     --------    --------   ---------       -------
        Total Investment Income...................     25,610       4,970      12,182        11,549
                                                     --------    --------   ---------       -------
EXPENSES
  Investment Advisory Services....................         --          --          --           532
  Administrative Services.........................      8,459       1,626       6,469            --
  Accounting & Transfer Agent Fees................         31          25          19           184
  Custodian Fees..................................         --          --          --            18
  Legal Fees......................................         44           7          25             3
  Audit Fees......................................         11           2           6            20
  Filing Fees.....................................         99          87          84            35
  Shareholders' Reports...........................         68          11          39             7
  Directors' Fees and Expenses....................         30           5          17             2
  Other...........................................          5           3           4             2
                                                     --------    --------   ---------       -------
        Total Expenses............................      8,747       1,766       6,663           803
                                                     --------    --------   ---------       -------
  NET INVESTMENT INCOME...........................     16,863       3,204       5,519        10,746
                                                     --------    --------   ---------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............    252,081      40,004     250,140            --
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................    (25,124)     (6,412)     12,007          (641)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................    (57,771)    (43,920)   (194,364)       26,554
                                                     --------    --------   ---------       -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........    169,186     (10,328)     67,783        25,913
                                                     --------    --------   ---------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................   $186,049    $ (7,124)  $  73,302       $36,659
                                                     ========    ========   =========       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                      THE LARGE    THE INTERNATIONAL  THE JAPANESE  THE PACIFIC RIM
                                                         CAP             SMALL           SMALL           SMALL
                                                    INTERNATIONAL       COMPANY         COMPANY         COMPANY
                                                      PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    -------------  -----------------  ------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $452, $0, $0 and $0, respectively)............    $  5,074               --               --             --
  Interest........................................         662         $     67               --             --
  Income from Securities Lending..................         107               --               --             --
  Net Investment Income from The DFA Investment
    Trust Company.................................          --            7,271         $  1,671       $  4,615
                                                      --------         --------         --------       --------
        Total Investment Income...................       5,843            7,338            1,671          4,615
                                                      --------         --------         --------       --------
EXPENSES
  Investment Advisory Services....................         869               --               --             --
  Administrative Services.........................          --            1,154              484            451
  Accounting & Transfer Agent Fees................         404               31               39             38
  Custodian Fees..................................         195               --               --             --
  Legal Fees......................................           5               10                2              2
  Audit Fees......................................          55                2                1              1
  Filing Fees.....................................          73               47               15             14
  Shareholders' Reports...........................          10               18                3              3
  Directors' Fees and Expenses....................           4                3                1              1
  Other...........................................          15               10                2              2
                                                      --------         --------         --------       --------
        Total Expenses............................       1,630            1,275              547            512
                                                      --------         --------         --------       --------
  NET INVESTMENT INCOME...........................       4,213            6,063            1,124          4,103
                                                      --------         --------         --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       1,041            4,738             (368)         9,935
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         101              (51)             (11)           (51)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (44,806)         (28,028)         (13,541)       (30,536)
    Translation of Foreign Currency Denominated
      Amounts.....................................         (42)             (56)             (27)             1
                                                      --------         --------         --------       --------
  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................     (43,706)         (23,397)         (13,947)       (20,651)
                                                      --------         --------         --------       --------
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(39,493)        $(17,334)        $(12,823)      $(16,548)
                                                      ========         ========         ========       ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                                                      THE DFA
                                                     THE UNITED         THE        INTERNATIONAL     THE
                                                    KINGDOM SMALL   CONTINENTAL      SMALL CAP    EMERGING
                                                       COMPANY     SMALL COMPANY       VALUE       MARKETS
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                                    -------------  --------------  -------------  ---------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $1,206 and $0, respectively)..............          --              --       $ 14,081            --
  Interest........................................          --              --            769            --
  Income from Securities Lending..................          --              --            455            --
  Net Investment Income from
    The DFA Investment Trust Company..............    $  2,226        $  3,336             --     $   4,619
                                                      --------        --------       --------     ---------
        Total Investment Income...................       2,226           3,336         15,305         4,619
                                                      --------        --------       --------     ---------
EXPENSES
  Investment Advisory Services....................          --              --          3,208            --
  Administrative Services.........................         291             564             --         1,385
  Accounting & Transfer Agent Fees................          38              38            495            67
  Custodian Fees..................................          --              --            188            --
  Legal Fees......................................           1               3              8             6
  Audit Fees......................................           1               1             58             2
  Filing Fees.....................................          16              15             31            35
  Shareholders' Reports...........................           2               4             16            19
  Directors' Fees and Expenses....................           1               2              5             4
  Other...........................................           1              --             32            --
                                                      --------        --------       --------     ---------
        Total Expenses............................         351             627          4,041         1,518
  Less: Expenses Waived...........................         (10)             --             --            --
                                                      --------        --------       --------     ---------
  Net Expenses....................................         341             627          4,041         1,518
                                                      --------        --------       --------     ---------
  NET INVESTMENT INCOME...........................       1,885           2,709         11,264         3,101
                                                      --------        --------       --------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
Net Realized Gain on Investment Securities Sold...       4,776          12,860         19,929        18,717
Net Realized Gain (Loss) on Foreign Currency
 Transactions.....................................         (66)             37           (471)         (229)
Change in Unrealized Appreciation (Depreciation)
 of:
    Investment Securities and Foreign Currency....     (10,085)        (10,341)       (57,007)     (104,265)
    Translation of Foreign Currency Denominated
      Amounts.....................................           3             (34)           (93)          (58)
                                                      --------        --------       --------     ---------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      (5,372)          2,522        (37,642)      (85,835)
                                                      --------        --------       --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $ (3,487)       $  5,231       $(26,378)    $ (82,734)
                                                      ========        ========       ========     =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                                                  THE DFA
                                                    THE EMERGING    THE DFA       TWO-YEAR     THE DFA
                                                      MARKETS       ONE-YEAR    GLOBAL FIXED  FIVE-YEAR
                                                     SMALL CAP    FIXED INCOME     INCOME     GOVERNMENT
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                    ------------  ------------  ------------  ----------
INVESTMENT INCOME
  Income Distributions Received from
    The DFA Investment Trust Company..............         --       $42,194       $ 52,345          --
  Interest........................................         --            --             --     $13,065
  Net Investment Income from
    The DFA Investment Trust Company..............    $   226            --             --          --
                                                      -------       -------       --------     -------
        Total Investment Income...................        226        42,194         52,345      13,065
                                                      -------       -------       --------     -------
EXPENSES
  Investment Advisory Services....................         --            --             --         433
  Administrative Services.........................         61           702            518          --
  Accounting & Transfer Agent Fees................         38            19             19          93
  Custodian Fees..................................         --            --             --          19
  Legal Fees......................................         --            11              8           3
  Audit Fees......................................          1             3              1          34
  Filing Fees.....................................         15            38             64          21
  Shareholders' Reports...........................         --            17             14           7
  Directors' Fees and Expenses....................         --             8              6           2
  Other...........................................          7             2              8           3
                                                      -------       -------       --------     -------
        Total Expenses............................        122           800            638         615
                                                      -------       -------       --------     -------
  NET INVESTMENT INCOME...........................        104        41,394         51,707      12,450
                                                      -------       -------       --------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment Securities
 Sold.............................................      1,283          (439)        (3,163)     (1,227)
Net Realized Loss on Foreign Currency
 Transactions.....................................        (24)           --             --          --
Change in Unrealized Appreciation (Depreciation)
 of:
    Investment Securities and Foreign Currency....     (5,252)        3,447        (17,459)      1,827
                                                      -------       -------       --------     -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (3,993)        3,008        (20,622)        600
                                                      -------       -------       --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(3,889)      $44,402       $ 31,085     $13,050
                                                      =======       =======       ========     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                                           THE DFA
                                                                         INTERMEDIATE
                                                     THE DFA FIVE-YEAR    GOVERNMENT
                                                    GLOBAL FIXED INCOME  FIXED INCOME
                                                         PORTFOLIO        PORTFOLIO
                                                    -------------------  ------------
INVESTMENT INCOME
  Interest........................................        $22,193         $   16,742
                                                          -------         ----------
EXPENSES
  Investment Advisory Services....................          1,227                271
  Accounting & Transfer Agent Fees................            432                104
  Custodian Fees..................................             59                 23
  Legal Fees......................................              8                  4
  Audit Fees......................................             43                 35
  Filing Fees.....................................             51                 26
  Shareholders' Reports...........................             13                  7
  Directors' Fees and Expenses....................              5                  3
  Other...........................................              3                  8
                                                          -------         ----------
        Total Expenses............................          1,841                481
                                                          -------         ----------
  NET INVESTMENT INCOME...........................         20,352             16,261
                                                          -------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Loss on Investment Securities
    Sold..........................................         (5,021)            (1,274)
  Net Realized Gain on Foreign Currency
    Transactions..................................         16,835                 --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....            171             10,482
    Translation of Foreign Currency Denominated
      Amounts.....................................         (3,188)                --
                                                          -------         ----------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................          8,797              9,208
                                                          -------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................        $29,149         $   25,469
                                                          =======         ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                               THE ENHANCED                                     THE U.S.
                                        THE U.S.                U.S. LARGE                 THE U.S.               4-10
                                     LARGE COMPANY                COMPANY               LARGE CAP VALUE          VALUE
                                       PORTFOLIO                 PORTFOLIO                 PORTFOLIO           PORTFOLIO
                                ------------------------   ---------------------   -------------------------   ----------
                                   YEAR          YEAR        YEAR        YEAR         YEAR          YEAR
                                   ENDED        ENDED        ENDED       ENDED        ENDED         ENDED      FEB. 23 TO
                                 NOV. 30,      NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                   2000          1999        2000        1999         2000          1999          2000
                                -----------   ----------   ---------   ---------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   10,945    $   8,664    $ 10,742    $  4,959    $   23,491    $   19,156     $   927
  Capital Gain Distributions
    Received from
    The DFA Investment Trust
    Company...................          --           --      10,644       7,564       202,125        82,757          --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................      (7,048)       3,541      (2,853)       (217)      (56,571)       (7,441)         (2)
  Net Realized Loss on
    Futures...................        (468)          --          --          --            --            --          --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities.....     (55,962)     114,630     (23,252)      1,797      (132,669)      (50,776)     (1,480)
    Futures...................        (294)          --          --          --            --            --          --
                                ----------    ---------    --------    --------    ----------    ----------     -------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........     (52,827)     126,835      (4,719)     14,103        36,376        43,696        (555)
                                ----------    ---------    --------    --------    ----------    ----------     -------
Distributions From:
  Net Investment Income.......      (9,952)      (8,675)     (8,865)     (2,213)      (22,778)      (19,128)         --
  Net Realized Gains..........      (5,508)      (2,638)     (9,444)     (6,137)     (104,797)      (34,355)         --
                                ----------    ---------    --------    --------    ----------    ----------     -------
    Total Distributions.......     (15,460)     (11,313)    (18,309)     (8,350)     (127,575)      (53,483)         --
                                ----------    ---------    --------    --------    ----------    ----------     -------
Capital Share Transactions
  (1):
  Shares Issued...............     404,403      410,028      25,876      39,614       516,767       359,265      68,344
  Shares Issued in Lieu of
    Cash Distributions........      15,206       10,994      18,309       8,350       124,610        51,364          --
  Shares Redeemed.............    (210,133)    (190,102)    (33,479)    (13,053)     (482,763)     (303,550)       (151)
                                ----------    ---------    --------    --------    ----------    ----------     -------
    Net Increase From Capital
      Shares Transactions.....     209,476      230,920      10,706      34,911       158,614       107,079      68,193
                                ----------    ---------    --------    --------    ----------    ----------     -------
    Total Increase
      (Decrease)..............     141,189      346,442     (12,322)     40,664        67,415        97,292      67,638
NET ASSETS
  Beginning of Period.........     896,404      549,962     102,200      61,536     1,177,762     1,080,470          --
                                ----------    ---------    --------    --------    ----------    ----------     -------
  End of Period...............  $1,037,593    $ 896,404    $ 89,878    $102,200    $1,245,177    $1,177,762     $67,638
                                ==========    =========    ========    ========    ==========    ==========     =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............       9,609       10,590       1,947       2,744        29,066        17,181       6,126
   Shares Issued in Lieu of
     Cash Distributions.......         361          295       1,388         610         7,033         2,606          --
   Shares Redeemed............      (4,982)      (4,949)     (2,547)       (907)      (26,931)      (14,603)        (13)
                                ----------    ---------    --------    --------    ----------    ----------     -------
                                     4,988        5,936         788       2,447         9,168         5,184       6,113
                                ==========    =========    ========    ========    ==========    ==========     =======

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                            THE U.S. 6-10             THE U.S. 9-10                THE DFA
                                  THE U.S. 6-10             SMALL COMPANY             SMALL COMPANY              REAL ESTATE
                                 VALUE PORTFOLIO              PORTFOLIO                 PORTFOLIO           SECURITIES PORTFOLIO
                            -------------------------   ---------------------   -------------------------   ---------------------
                               YEAR          YEAR         YEAR        YEAR         YEAR          YEAR         YEAR        YEAR
                               ENDED         ENDED        ENDED       ENDED        ENDED         ENDED        ENDED       ENDED
                             NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                               2000          1999         2000        1999         2000          1999         2000        1999
                            -----------   -----------   ---------   ---------   -----------   -----------   ---------   ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income...  $   16,863    $   12,380    $  3,204    $  2,148    $    5,519    $    4,100    $ 10,746    $  8,005
  Capital Gain
    Distributions Received
    from The DFA
    Investment Trust
    Company...............     252,081       198,229      40,004      29,001       250,140       124,444          --          --
  Net Realized Gain (Loss)
    on Investment
    Securities Sold.......     (25,124)      (62,945)     (6,412)     (6,417)       12,007       (26,576)       (641)     (2,177)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
    Securities............     (57,771)       75,688     (43,920)     33,606      (194,364)      138,716      26,554     (15,378)
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations.........     186,049       223,352      (7,124)     58,338        73,302       240,684      36,659      (9,550)
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------

Distributions From:
  Net Investment Income...     (13,255)      (10,123)     (2,195)     (1,506)       (4,447)       (2,799)     (7,249)     (5,286)
  Net Realized Gains......    (204,757)     (176,392)    (32,342)    (29,653)     (128,325)      (16,080)         --          --
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Total Distributions...    (218,012)     (186,515)    (34,537)    (31,159)     (132,772)      (18,879)     (7,249)     (5,286)
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
Capital Share Transactions
  (1):
  Shares Issued...........     486,683       650,160     419,953     118,196       376,548       226,404      85,031      75,298
  Shares Issued in Lieu of
    Cash Distributions....     213,286       181,035      33,697      29,993       128,107        18,041       7,171       5,012
  Shares Redeemed.........    (655,709)     (596,480)   (224,781)   (101,293)     (324,363)     (482,170)    (41,420)    (41,979)
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Net Increase
      (Decrease) From
      Capital Shares
      Transactions........      44,260       234,715     228,869      46,896       180,292      (237,725)     50,782      38,331
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Total Increase
      (Decrease)..........      12,297       271,552     187,208      74,075       120,822       (15,920)     80,192      23,495
NET ASSETS
  Beginning of Period.....   2,621,646     2,350,094     398,665     324,590     1,322,590     1,338,510     130,039     106,544
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
  End of Period...........  $2,633,943    $2,621,646    $585,873    $398,665    $1,443,412    $1,322,590    $210,231    $130,039
                            ==========    ==========    ========    ========    ==========    ==========    ========    ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..........      24,925        35,506      26,334       8,945        27,495        20,476       7,043       6,151
   Shares Issued in Lieu
     of Cash
     Distributions........      12,160        10,538       2,429       2,438        10,875         1,753         659         417
   Shares Redeemed........     (33,625)      (32,442)    (14,873)     (7,789)      (22,875)      (42,507)     (3,448)     (3,450)
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
                                 3,460        13,602      13,890       3,594        15,495       (20,278)      4,254       3,118
                            ==========    ==========    ========    ========    ==========    ==========    ========    ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                    THE LARGE CAP         THE INTERNATIONAL         THE JAPANESE           THE PACIFIC RIM
                                    INTERNATIONAL           SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                ---------------------   ---------------------   ---------------------   ---------------------
                                  YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                  2000        1999        2000        1999        2000        1999        2000        1999
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $  4,213    $  2,447    $  6,063    $  4,344    $  1,124    $    853     $ 4,103    $  2,862
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     1,041       2,341       4,738       1,375        (368)     (2,827)      9,935      (8,428)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       101          38         (51)        581         (11)         95         (51)      1,861
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........   (44,806)     31,929     (28,028)     30,163     (13,541)     30,596     (30,536)     56,978
    Translation of Foreign
      Currency Denominated
      Amounts.................       (42)        (21)        (56)        (31)        (27)        (21)          1           3
                                --------    --------    --------    --------    --------    --------     -------    --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............   (39,493)     36,734     (17,334)     36,432     (12,823)     28,696     (16,548)     53,276
                                --------    --------    --------    --------    --------    --------     -------    --------
Distributions From:
  Net Investment Income.......    (2,888)     (1,826)     (5,230)     (5,036)       (940)       (827)     (5,473)     (2,995)
  Net Realized Gains..........    (2,323)         (1)         --          --          --          --          --          --
                                --------    --------    --------    --------    --------    --------     -------    --------
      Total Distributions.....    (5,211)     (1,827)     (5,230)     (5,036)       (940)       (827)     (5,473)     (2,995)
                                --------    --------    --------    --------    --------    --------     -------    --------
Capital Share Transactions
  (1):
  Shares Issued...............   194,125     146,668     134,645      87,035      10,749      28,169       4,860      14,250
  Shares Issued in Lieu of
    Cash Distributions........     5,211       1,827       5,230       5,036         940         827       5,473       2,995
  Shares Redeemed.............   (64,334)    (29,655)    (58,693)   (147,017)    (41,344)    (32,046)    (31,787)    (25,074)
                                --------    --------    --------    --------    --------    --------     -------    --------
      Net Increase (Decrease)
        From Capital Shares
        Transactions..........   135,002     118,840      81,182     (54,946)    (29,655)     (3,050)    (21,454)     (7,829)
                                --------    --------    --------    --------    --------    --------     -------    --------

      Total Increase
        (Decrease)............    90,298     153,747      58,618     (23,550)    (43,418)     24,819     (43,475)     42,452

NET ASSETS
  Beginning of Period.........   268,340     114,593     250,442     273,992     144,533     119,714     131,782      89,330
                                --------    --------    --------    --------    --------    --------     -------    --------
  End of Period...............  $358,638    $268,340    $309,060    $250,442    $101,115    $144,533     $88,307    $131,782
                                ========    ========    ========    ========    ========    ========     =======    ========
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............    10,016       8,388      14,827      10,458       1,040       2,930         522       2,288
   Shares Issued in Lieu of
     Cash Distributions.......       263         112         588         671          94          94         575         487
   Shares Redeemed............    (3,376)     (1,715)     (6,433)    (18,732)     (3,928)     (3,166)     (3,412)     (2,899)
                                --------    --------    --------    --------    --------    --------     -------    --------
                                   6,903       6,785       8,982      (7,603)     (2,794)       (142)     (2,315)       (124)
                                ========    ========    ========    ========    ========    ========     =======    ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                     THE UNITED                                        THE DFA
                                       KINGDOM             THE CONTINENTAL          INTERNATIONAL           THE EMERGING
                                    SMALL COMPANY           SMALL COMPANY          SMALL CAP VALUE             MARKETS
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                ---------------------   ---------------------   ---------------------   ---------------------
                                  YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                  2000        1999        2000        1999        2000        1999        2000        1999
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $  1,885    $  2,742    $  2,709    $  2,795    $ 11,264    $  9,045    $  3,101    $  2,459
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     4,776       9,684      12,860      22,262      19,929      (3,062)     18,717      (2,112)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       (66)        (44)         37        (181)       (471)        749        (229)       (217)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........   (10,085)     15,043     (10,341)    (36,037)    (57,007)     71,809    (104,265)    115,475
    Translation of Foreign
      Currency Denominated
      Amounts.................         3          (5)        (34)        (26)        (93)        (73)        (58)          2
                                --------    --------    --------    --------    --------    --------    --------    --------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations..................    (3,487)     27,420       5,231     (11,187)    (26,378)     78,468     (82,734)    115,607
                                --------    --------    --------    --------    --------    --------    --------    --------

Distributions From:
  Net Investment Income.......    (2,767)     (2,932)     (2,707)     (3,288)    (12,242)     (8,619)     (2,532)     (2,457)
  Net Realized Gains..........    (9,556)    (10,988)    (21,857)    (20,671)         --      (9,575)         --          --
                                --------    --------    --------    --------    --------    --------    --------    --------
    Total Distributions.......   (12,323)    (13,920)    (24,564)    (23,959)    (12,242)    (18,194)     (2,532)     (2,457)
                                --------    --------    --------    --------    --------    --------    --------    --------
Capital Share Transactions
  (1):
  Shares Issued...............     4,212      19,031       7,865      34,846     129,498     111,025     125,821      78,830
  Shares Issued in Lieu of
    Cash Distributions........    12,323      13,920      24,564      23,959      12,242      18,194       2,532       2,457
  Shares Redeemed.............   (28,151)    (41,856)    (63,619)    (62,754)   (156,018)   (115,161)    (87,539)    (89,060)
                                --------    --------    --------    --------    --------    --------    --------    --------
    Net Increase (Decrease)
      From Capital Shares
      Transactions............   (11,616)     (8,905)    (31,190)     (3,949)    (14,278)     14,058      40,814      (7,773)
                                --------    --------    --------    --------    --------    --------    --------    --------
    Total Increase
      (Decrease)..............   (27,426)      4,595     (50,523)    (39,095)    (52,898)     74,332     (44,452)    105,377
NET ASSETS
  Beginning of Period.........    83,826      79,231     160,743     199,838     525,133     450,801     330,604     225,227
                                --------    --------    --------    --------    --------    --------    --------    --------
  End of Period...............  $ 56,400    $ 83,826    $110,220    $160,743    $472,235    $525,133    $286,152    $330,604
                                ========    ========    ========    ========    ========    ========    ========    ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............       195         929         593       2,465      15,710      14,193      10,217       8,017
   Shares Issued in Lieu of
     Cash Distributions.......       577         779       1,997       1,618       1,496       2,592         190         304
   Shares Redeemed............    (1,312)     (1,911)     (4,900)     (4,302)    (18,891)    (14,709)     (7,060)     (9,211)
                                --------    --------    --------    --------    --------    --------    --------    --------
                                    (540)       (203)     (2,310)       (219)     (1,685)      2,076       3,347        (890)
                                ========    ========    ========    ========    ========    ========    ========    ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                    THE EMERGING                                  THE DFA TWO-YEAR
                                       MARKETS            THE DFA ONE-YEAR          GLOBAL FIXED
                                      SMALL CAP             FIXED INCOME               INCOME
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO
                                ---------------------   ---------------------   ---------------------
                                  YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                  2000        1999        2000        1999        2000        1999
                                ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......   $   104     $    69    $ 41,394    $ 39,484    $ 51,707    $ 26,565
  Capital Gain Distributions
    Received from
    The DFA Investment Trust
      Company.................        --          --          --          --          --         603
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     1,283       4,443        (439)       (251)     (3,163)       (179)
  Net Realized Loss on Foreign
    Currency Transactions.....       (24)        (28)         --          --          --          --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........    (5,252)        650       3,447      (3,559)    (17,459)     (5,218)
                                 -------     -------    --------    --------    --------    --------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................    (3,889)      5,134      44,402      35,674      31,085      21,771
                                 -------     -------    --------    --------    --------    --------
Distributions From:
  Net Investment Income.......      (104)         --     (41,300)    (39,523)    (43,191)    (16,258)
  Net Realized Gains..........    (4,330)       (218)         --        (528)        (15)       (603)
                                 -------     -------    --------    --------    --------    --------
      Total Distributions.....    (4,434)       (218)    (41,300)    (40,051)    (43,206)    (16,861)
                                 -------     -------    --------    --------    --------    --------
Capital Share Transactions
  (1):
  Shares Issued...............     9,682       5,778     320,486     462,552     190,738     207,875
  Shares Issued in Lieu of
    Cash Distributions........     4,434         218      37,675      36,060      42,853      16,643
  Shares Redeemed.............    (6,535)     (4,199)   (348,499)   (534,225)   (234,467)   (138,825)
                                 -------     -------    --------    --------    --------    --------
      Net Increase (Decrease)
        From Capital Shares...     7,581       1,797       9,662     (35,613)       (876)     85,693
                                 -------     -------    --------    --------    --------    --------

      Total Increase
        (Decrease)............      (742)      6,713      12,764     (39,990)    (12,997)     90,603
NET ASSETS
  Beginning of Period.........    11,734       5,021     712,520     752,510     531,488     440,885
                                 -------     -------    --------    --------    --------    --------
  End of Period...............   $10,992     $11,734    $725,284    $712,520    $518,491    $531,488
                                 =======     =======    ========    ========    ========    ========
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............     1,054         545      31,595      45,404      19,274      20,273
   Shares Issued in Lieu of
     Cash Distributions.......       461          25       3,723       3,549       4,367       1,631
   Shares Redeemed............      (685)       (333)    (34,355)    (52,459)    (23,597)    (13,544)
                                 -------     -------    --------    --------    --------    --------
                                     830         237         963      (3,506)         44       8,360
                                 =======     =======    ========    ========    ========    ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                                   THE DFA
                                                                                      THE DFA FIVE-YEAR         INTERMEDIATE
                                                              THE DFA FIVE-YEAR         GLOBAL FIXED          GOVERNMENT FIXED
                                                                 GOVERNMENT                INCOME                  INCOME
                                                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                            ---------------------   ---------------------   ---------------------
                                                              YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                              ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                            NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                              2000        1999        2000        1999        2000        1999
                                                            ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...................................  $ 12,450    $ 10,492    $ 20,352    $ 15,678    $ 16,261    $ 13,620
  Net Realized Gain (Loss) on Investment Securities
    Sold..................................................    (1,227)        (71)     (5,021)       (275)     (1,274)        897
  Net Realized Gain on Foreign Currency Transactions......        --          --      16,835       5,791          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............     1,827      (1,947)        171     (11,004)     10,482     (20,215)
    Translation of Foreign Currency Denominated Amounts...        --          --      (3,188)      5,025          --          --
                                                            --------    --------    --------    --------    --------    --------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations........................................    13,050       8,474      29,149      15,215      25,469      (5,698)
                                                            --------    --------    --------    --------    --------    --------
Distributions From:
  Net Investment Income...................................   (11,583)    (10,408)    (29,705)     (9,462)    (15,779)    (12,605)
  Net Realized Gains......................................        --          --          --      (9,686)       (899)     (1,590)
                                                            --------    --------    --------    --------    --------    --------
      Total Distributions.................................   (11,583)    (10,408)    (29,705)    (19,148)    (16,678)    (14,195)
                                                            --------    --------    --------    --------    --------    --------
Capital Share Transactions (1):
  Shares Issued...........................................    51,383      77,618     163,305     166,651      55,418      52,035
  Shares Issued in Lieu of Cash Distributions.............    11,462      10,236      29,366      18,863      16,659      14,167
  Shares Redeemed.........................................   (64,777)    (77,884)   (147,124)    (80,866)    (50,800)    (28,968)
                                                            --------    --------    --------    --------    --------    --------
      Net Increase (Decrease) From Capital Shares
        Transactions......................................    (1,932)      9,970      45,547     104,648      21,277      37,234
                                                            --------    --------    --------    --------    --------    --------
      Total Increase (Decrease)...........................      (465)      8,036      44,991     100,715      30,068      17,341

NET ASSETS
  Beginning of Period.....................................   219,022     210,986     472,334     371,619     256,376     239,035
                                                            --------    --------    --------    --------    --------    --------
  End of Period...........................................  $218,557    $219,022    $517,325    $472,334    $286,444    $256,376
                                                            ========    ========    ========    ========    ========    ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................................     5,097       7,620      15,815      15,818       5,189       4,688
   Shares Issued in Lieu of Cash Distributions............     1,152       1,018       2,872       1,801       1,576       1,270
   Shares Redeemed........................................    (6,426)     (7,676)    (14,273)     (7,678)     (4,780)     (2,609)
                                                            --------    --------    --------    --------    --------    --------
                                                                (177)        962       4,414       9,941       1,985       3,349
                                                            ========    ========    ========    ========    ========    ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          THE ENHANCED U.S.
                         THE U.S. LARGE COMPANY PORTFOLIO                              LARGE COMPANY PORTFOLIO
                ---------------------------------------------------  -----------------------------------------------------------
                   YEAR        YEAR      YEAR      YEAR      YEAR      YEAR         YEAR         YEAR        YEAR       JULY 3,
                  ENDED       ENDED     ENDED     ENDED     ENDED     ENDED        ENDED        ENDED       ENDED         TO
                 NOV. 30,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                   2000        1999      1998      1997      1996      2000         1999         1998        1997        1996
--------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning of
  Period....... $    41.08   $  34.61  $  28.48  $  22.73  $  18.12  $  15.12     $  14.27     $ 13.61     $ 11.83     $ 10.00
                ----------   --------  --------  --------  --------  --------     --------     -------     -------     -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
    Investment
    Income.....       0.43       0.45      0.43      0.42      0.41      1.46         1.54        0.63        0.54        0.12
  Net Gains
    (Losses) on
    Securities
    (Realized
    and
 Unrealized)...      (2.16)      6.67      6.20      5.89      4.52     (2.00)        1.12        2.15        2.40        1.71
                ----------   --------  --------  --------  --------  --------     --------     -------     -------     -------
    Total From
     Investment
  Operations...      (1.73)      7.12      6.63      6.31      4.93     (0.54)        2.66        2.78        2.94        1.83
--------------------------------------------------------------------------------------------------------------------------------
LESS
  DISTRIBUTIONS
  Net
    Investment
    Income.....      (0.40)     (0.48)    (0.43)    (0.43)    (0.31)    (1.26)       (1.14)      (0.72)      (0.55)         --
  Net Realized
    Gains......      (0.25)     (0.17)    (0.07)    (0.13)    (0.01)    (1.41)       (0.67)      (1.40)      (0.61)         --
                ----------   --------  --------  --------  --------  --------     --------     -------     -------     -------
    Total
      Distri-
     butions...      (0.65)     (0.65)    (0.50)    (0.56)    (0.32)    (2.67)       (1.81)      (2.12)      (1.16)         --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End of
  Period....... $    38.70   $  41.08  $  34.61  $  28.48  $  22.73  $  11.91     $  15.12     $ 14.27     $ 13.61     $ 11.83
================================================================================================================================
Total Return...      (4.33)%    20.76%    23.56%    28.26%    27.49%    (4.84)%      20.31%      23.73%      27.22%      18.30%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End
  of Period
 (thousands)... $1,037,593   $896,404  $549,962  $343,537  $187,757  $ 89,878     $102,200     $61,536     $47,642     $29,236
Ratio of
  Expenses to
  Average Net
  Assets.......       0.15%      0.15%     0.15%     0.15%     0.21%     0.40%(a)     0.40%(a)    0.45%(a)    0.52%(a)    0.65%*(a)
Ratio of
  Expenses to
  Average Net
  Assets
  (excluding
  waivers and
  assumption of
  expenses)....       0.32%      0.31%     0.32%     0.35%     0.45%     0.40%(a)     0.40%(a)    0.46%(a)    0.54%(a)    0.65%*(a)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.......       1.02%      1.18%     1.39%     1.66%     2.10%    10.58%        6.27%       4.54%       4.51%       3.44%*
Ratio of Net
  Investment
  Income to
  Average Net
  Assets
  (excluding
  waivers and
  assumption of
  expenses)....       0.85%      1.02%     1.21%     1.46%     1.85%    10.58%        6.27%       4.53%       4.49%       3.44%
Portfolio
  Turnover
  Rate.........        N/A        N/A       N/A       N/A       N/A       N/A          N/A         N/A         N/A         N/A
Portfolio
  Turnover Rate
  of Master
  Fund
  Series.......          8%         4%        9%        4%       14%       71%          82%         87%        194%        211%*
--------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               THE U.S. 4-10
                                                       THE U.S. LARGE CAP VALUE PORTFOLIO                     VALUE PORTFOLIO
                                     -----------------------------------------------------------------------  ---------------
                                        YEAR         YEAR            YEAR            YEAR           YEAR         FEB. 23,
                                        ENDED        ENDED           ENDED           ENDED          ENDED           TO
                                      NOV. 30,     NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                        2000         1999            1998            1997           1996           2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $    20.09   $    20.21      $    19.22       $  15.98       $  13.29       $ 10.00
                                     ----------   ----------      ----------       --------       --------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.36         0.34            0.31           0.29           0.30          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.10         0.54            1.83           3.60           2.62          0.91
                                     ----------   ----------      ----------       --------       --------       -------
    Total From Investment
     Operations....................        0.46         0.88            2.14           3.89           2.92          1.06
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.36)       (0.35)          (0.31)         (0.30)         (0.23)           --
  Net Realized Gains...............       (1.83)       (0.65)          (0.84)         (0.35)            --            --
                                     ----------   ----------      ----------       --------       --------       -------
    Total Distributions............       (2.19)       (1.00)          (1.15)         (0.65)         (0.23)           --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    18.36   $    20.09      $    20.21       $  19.22       $  15.98       $ 11.06
=============================================================================================================================
Total Return.......................        2.85%        4.51%          11.69%         25.10%         22.20%        10.60%#
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,245,177   $1,177,762      $1,080,470       $840,003       $541,149       $67,638
Ratio of Expenses to Average Net
  Assets**.........................        0.33%        0.33%           0.33%          0.35%          0.36%         0.50%*(a)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........        0.33%        0.33%           0.33%          0.35%          0.36%         0.85%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............        1.97%        1.63%           1.57%          1.70%          2.17%         8.77%*(a)
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................        1.97%        1.63%           1.57%          1.70%          2.17%         8.42%*(a)
Portfolio Turnover Rate............         N/A          N/A             N/A            N/A            N/A           N/A
Portfolio Turnover Rate of Master
  Fund Series......................          26%          43%             25%            18%            20%           26%(b)
-----------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-Annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(b)  For the year ended November 30, 2000.

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               THE U.S. 6-10 VALUE PORTFOLIO                        THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                -----------------------------------------------------------  ---------------------------------------------------
                   YEAR        YEAR        YEAR         YEAR        YEAR       YEAR      YEAR       YEAR       YEAR      YEAR
                  ENDED       ENDED       ENDED        ENDED       ENDED      ENDED     ENDED      ENDED      ENDED      ENDED
                 NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,   NOV. 30,  NOV. 30,
                   2000        1999        1998         1997        1996       2000      1999       1998       1997      1996
--------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning of
  Period....... $    19.17  $    19.09  $    22.09   $    17.00  $    14.03  $  14.68  $  13.77   $  16.89   $  14.53  $  12.64
                ----------  ----------  ----------   ----------  ----------  --------  --------   --------   --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
    Investment
    Income.....       0.12        0.09        0.12         0.07        0.11      0.08      0.08       0.08       0.09      0.11
  Net Gains
    (Losses) on
    Securities
    (Realized
    and
 Unrealized)...       1.11        1.52       (2.10)        5.49        2.93      0.78      2.18      (1.55)      3.42      2.20
                ----------  ----------  ----------   ----------  ----------  --------  --------   --------   --------  --------
    Total From
     Investment
  Operations...       1.23        1.61       (1.98)        5.56        3.04      0.86      2.26      (1.47)      3.51      2.31
--------------------------------------------------------------------------------------------------------------------------------
LESS
  DISTRIBUTIONS
  Net
    Investment
    Income.....      (0.10)      (0.08)      (0.10)       (0.11)      (0.02)    (0.08)    (0.07)     (0.08)     (0.12)    (0.02)
  Net Realized
    Gains......      (1.51)      (1.45)      (0.92)       (0.36)      (0.05)    (1.19)    (1.28)     (1.57)     (1.03)    (0.40)
                ----------  ----------  ----------   ----------  ----------  --------  --------   --------   --------  --------
    Total
      Distri-
     butions...      (1.61)      (1.53)      (1.02)       (0.47)      (0.07)    (1.27)    (1.35)     (1.65)     (1.15)    (0.42)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End of
  Period....... $    18.79  $    19.17  $    19.09   $    22.09  $    17.00  $  14.27  $  14.68   $  13.77   $  16.89  $  14.53
================================================================================================================================
Total Return...       6.99%       9.39%      (9.32)%      33.57%      21.70%     6.09%    18.26%     (9.27)%    26.12%    18.73%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End
  of Period
 (thousands)... $2,633,943  $2,621,646  $2,350,094   $2,098,654  $1,207,298  $585,873  $398,665   $324,590   $337,992  $234,194
Ratio of
  Expenses to
  Average Net
  Assets**.....       0.56%       0.58%       0.58%        0.60%       0.61%     0.43%     0.43%      0.43%      0.45%     0.48%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.......       0.60%       0.49%       0.57%        0.37%       0.78%     0.63%     0.62%      0.47%      0.48%     0.75%
Portfolio
  Turnover
  Rate.........        N/A         N/A         N/A          N/A         N/A       N/A       N/A        N/A        N/A       N/A
Portfolio
  Turnover Rate
  of Master
  Fund
  Series.......         32%         29%         23%          25%         15%       38%       29%        29%        30%       32%
--------------------------------------------------------------------------------------------------------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           THE U.S. 9-10 SMALL COMPANY PORTFOLIO                     THE DFA REAL ESTATE SECURITIES PORTFOLIO
              ----------------------------------------------------------------  --------------------------------------------------
                 YEAR          YEAR          YEAR          YEAR        YEAR       YEAR      YEAR       YEAR       YEAR      YEAR
                ENDED         ENDED         ENDED         ENDED       ENDED      ENDED     ENDED      ENDED      ENDED     ENDED
               NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,   NOV. 30,  NOV. 30,
                 2000          1999          1998          1997        1996       2000      1999       1998       1997      1996
----------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning
  of
  Period..... $    12.54    $    10.65    $    13.99    $    12.14  $    11.03  $  11.50  $  13.00   $  15.53   $ 12.65   $ 10.00
              ----------    ----------    ----------    ----------  ----------  --------  --------   --------   -------   -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
   Investment
    Income...       0.04          0.04          0.02          0.03        0.03      0.76      0.77       0.74      0.88      0.71
  Net Gains
    (Losses)
    on
   Securities
    (Realized
    and
    Unreal-
    ized)....       0.61          2.00         (1.44)         3.01        1.85      1.90     (1.62)     (2.52)     2.68      2.08
              ----------    ----------    ----------    ----------  ----------  --------  --------   --------   -------   -------
    Total
      From
   Investment
Operations...       0.65          2.04         (1.42)         3.04        1.88      2.66     (0.85)     (1.78)     3.56      2.79
----------------------------------------------------------------------------------------------------------------------------------
LESS
DISTRIBUTIONS
  Net
   Investment
    Income...      (0.04)        (0.02)        (0.03)        (0.03)      (0.01)    (0.65)    (0.65)     (0.75)    (0.68)    (0.14)
  Net
    Realized
    Gains....      (1.22)        (0.13)        (1.89)        (1.16)      (0.76)       --        --         --        --
              ----------    ----------    ----------    ----------  ----------  --------  --------   --------   -------   -------
    Total
      Distri-
   butions...      (1.26)        (0.15)        (1.92)        (1.19)      (0.77)    (0.65)    (0.65)     (0.75)    (0.68)    (0.14)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End
  of
  Period..... $    11.93    $    12.54    $    10.65    $    13.99  $    12.14  $  13.51  $  11.50   $  13.00   $ 15.53   $ 12.65
==================================================================================================================================
Total
  Return.....       5.36%        19.47%       (11.14)%       27.46%      18.05%    24.49%    (6.75)%   (12.01)%   29.13%    28.24%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of
  Period
  (thou-
  sands)..... $1,443,412    $1,322,590    $1,338,510    $1,509,427  $1,181,804  $210,231  $130,039   $106,544   $95,072   $64,390
Ratio of
  Expenses to
  Average Net
  Assets.....       0.56%**       0.61%**       0.59%**       0.60%       0.61%     0.45%     0.47%      0.46%     0.48%     0.71%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.....       0.34%         0.30%         0.18%         0.21%       0.22%     6.06%     6.82%      5.95%     5.73%     7.08%
Portfolio
  Turnover
  Rate.......        N/A           N/A           N/A            28%         24%        7%        8%         3%       31%       11%
Portfolio
  Turnover
  Rate of
  Master Fund
  Series.....         37%           23%           26%         N/A+        N/A+      N/A+      N/A+       N/A+      N/A+      N/A+
----------------------------------------------------------------------------------------------------------------------------------

          ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
         N/A  Refer to the respective Master Fund Series
        N/A+ Not applicable as these Portfolios are stand alone registered investment companies for the years noted.

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    THE LARGE CAP INTERNATIONAL PORTFOLIO                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO
              -------------------------------------------------  ---------------------------------------------------------------
                YEAR       YEAR      YEAR      YEAR      YEAR      YEAR         YEAR         YEAR         YEAR         OCT. 1,
               ENDED      ENDED     ENDED     ENDED     ENDED     ENDED        ENDED        ENDED        ENDED           TO
              NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                2000       1999      1998      1997      1996      2000         1999         1998         1997          1996
--------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning
  of
  Period..... $  19.41   $  16.28  $  14.27  $ 14.18   $ 12.60   $   9.13     $   7.82     $   7.82     $   9.96     $  10.00
              --------   --------  --------  -------   -------   --------     --------     --------     --------     --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
   Investment
    Income...     0.23       0.20      0.23     0.23      0.21       0.17         0.15         0.15         0.10         0.01
  Net Gains
    (Losses)
    on
   Securities
    (Realized
    and
    Unreal-
    ized)....    (1.96)      3.19      2.03     0.15      1.39      (0.62)        1.31        (0.04)       (2.22)       (0.05)
              --------   --------  --------  -------   -------   --------     --------     --------     --------     --------
    Total
      From
   Investment
Operations...    (1.73)      3.39      2.26     0.38      1.60      (0.45)        1.46         0.11        (2.12)       (0.04)
--------------------------------------------------------------------------------------------------------------------------------
LESS
DISTRIBUTIONS
  Net
   Investment
    Income...    (0.21)     (0.26)    (0.25)   (0.21)    (0.02)     (0.19)       (0.15)       (0.11)       (0.02)          --
  Net
    Realized
    Gains....    (0.17)        --        --    (0.08)       --         --           --           --           --           --
              --------   --------  --------  -------   -------   --------     --------     --------     --------     --------
    Total
      Distri-
   butions...    (0.38)     (0.26)    (0.25)   (0.29)    (0.02)     (0.19)       (0.15)       (0.11)       (0.02)          --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End
  of
  Period..... $  17.30   $  19.41  $  16.28  $ 14.27   $ 14.18   $   8.49     $   9.13     $   7.82     $   7.82     $   9.96
================================================================================================================================
Total
  Return.....    (9.19)%    21.12%    16.13%    2.80%    12.68%     (5.01)%      19.07%        1.49%      (21.35)%      (0.40)%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of
  Period
  (thou-
  sands)..... $358,638   $268,340  $114,593  $87,223   $79,322   $309,060     $250,442     $273,992     $230,469     $104,118
Ratio of
  Expenses to
  Average Net
  Assets.....     0.47%      0.53%     0.47%    0.47%     0.58%      0.71%(a)     0.75%(a)     0.73%(a)     0.75%(a)     0.70%*(a)
Ratio of
  Expenses to
  Average Net
  Assets
  (excluding
  waivers and
  assumption
  of
 expenses)...     0.47%      0.53%     0.47%    0.47%     0.58%      0.71%(a)     0.75%(a)     0.73%(a)     0.75%(a)     0.79%*(a)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.....     1.21%      1.38%     1.63%    1.69%     1.57%      2.10%        1.76%        1.62%        1.46%        0.54%*
Ratio of Net
  Investment
  Income to
  Average Net
  Assets
  (excluding
  waivers and
  assumption
  of
 expenses)...     1.21%      1.38%     1.63%    1.69%     1.57%      2.10%(a)     1.76%(a)     1.62%(a)     1.46%(a)     0.45%*(a)
Portfolio
  Turnover
  Rate.......        1%         2%        4%       2%       18%       N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------

           *  Annualized
           #  Non-annualized
         (a)  For The International Small Company Portfolio, the Expense
              Ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
              Fund Series.
         N/A  Refer to the respective Master Fund Series

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        THE JAPANESE SMALL COMPANY PORTFOLIO                      THE PACIFIC RIM SMALL COMPANY PORTFOLIO
              --------------------------------------------------------    --------------------------------------------------------
                YEAR       YEAR      YEAR       YEAR         YEAR           YEAR       YEAR      YEAR       YEAR         YEAR
               ENDED      ENDED     ENDED      ENDED         ENDED         ENDED      ENDED     ENDED      ENDED         ENDED
              NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,     NOV. 30,       NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,     NOV. 30,
                2000       1999      1998       1997         1996           2000       1999      1998       1997         1996
----------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning
  of
  Period..... $  11.11   $   9.10  $   9.45   $  21.03   $  22.78         $  9.76    $   6.55  $  9.52    $  16.63   $  14.38
              --------   --------  --------   --------   --------         -------    --------  -------    --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
   Investment
    Income...     0.10       0.05      0.07       0.09       0.07            0.34        0.20     0.25        0.32       0.27
  Net Gains
    (Losses)
    on
   Securities
    (Realized
    and
    Unreal-
    ized)....    (1.24)      2.02     (0.31)    (10.45)     (1.45)          (1.80)       3.23    (2.40)      (6.22)      2.40
              --------   --------  --------   --------   --------         -------    --------  -------    --------   --------
    Total
      From
   Investment
Operations...    (1.14)      2.07     (0.24)    (10.36)     (1.38)          (1.46)       3.43    (2.15)      (5.90)      2.67
----------------------------------------------------------------------------------------------------------------------------------
LESS
DISTRIBUTIONS
  Net
   Investment
    Income...    (0.07)     (0.06)    (0.11)     (0.06)     (0.01)          (0.41)      (0.22)   (0.32)      (0.33)     (0.02)
  Net
    Realized
    Gains....       --         --        --      (1.16)     (0.36)             --          --    (0.50)      (0.88)     (0.40)
              --------   --------  --------   --------   --------         -------    --------  -------    --------   --------
    Total
      Distri-
   butions...    (0.07)     (0.06)    (0.11)     (1.22)     (0.37)          (0.41)      (0.22)   (0.82)      (1.21)     (0.42)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End
  of
  Period..... $   9.90   $  11.11  $   9.10   $   9.45   $  21.03         $  7.89    $   9.76  $  6.55    $   9.52   $  16.63
==================================================================================================================================
Total
  Return.....   (10.23)%    22.96%    (2.37)%   (51.90)%    (6.28)%        (15.65)%     54.36%  (23.98)%    (38.07)%    19.06%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of
  Period
  (thou-
  sands)..... $101,115   $144,533  $119,714   $114,017   $294,120         $88,307    $131,782  $89,330    $111,320   $215,542
Ratio of
  Expenses to
  Average Net
  Assets**...     0.72%      0.73%     0.74%      0.73%      0.72%           0.74%       0.94%    0.84%       0.84%      0.84%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.....     0.93%      0.61%     0.85%      0.50%      0.24%           3.64%       2.50%    3.51%       1.95%      1.70%
Portfolio
  Turnover
  Rate.......      N/A        N/A       N/A        N/A         19%*(a)        N/A         N/A      N/A         N/A          7%*(a)
Portfolio
  Turnover
  Rate of
  Master Fund
  Series.....        5%         6%        8%        13%         2%*(b)          7%         34%      26%         24%         8%(b)
----------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.
N/A  Refer to the respective Master Fund Series.

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      THE UNITED KINGDOM SMALL COMPANY PORTFOLIO                THE CONTINENTAL SMALL COMPANY PORTFOLIO
                -------------------------------------------------------  ------------------------------------------------------
                  YEAR       YEAR      YEAR       YEAR        YEAR         YEAR      YEAR       YEAR      YEAR        YEAR
                 ENDED      ENDED     ENDED      ENDED        ENDED       ENDED     ENDED      ENDED     ENDED        ENDED
                NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,     NOV. 30,  NOV. 30,   NOV. 30,  NOV. 30,    NOV. 30,
                  2000       1999      1998       1997        1996         2000      1999       1998      1997        1996
-------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning of
  Period....... $ 24.22    $ 21.63   $  28.69   $  28.47  $  24.09       $  14.29  $  17.42   $  15.94  $  15.26  $  14.13
                -------    -------   --------   --------  --------       --------  --------   --------  --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
    Investment
    Income
    (Loss).....    0.65       0.77       0.87       0.81      0.72           0.33      0.24       0.28      0.29      0.30
  Net Gains
    (Losses) on
    Securities
    (Realized
    and Unreal-
    ized)......   (1.89)      5.67      (4.27)      1.46      5.31          (0.01)    (1.26)      2.55      1.55      1.58
                -------    -------   --------   --------  --------       --------  --------   --------  --------  --------
    Total From
     Investment
  Operations...   (1.24)      6.44      (3.40)      2.27      6.03           0.32     (1.02)      2.83      1.84      1.88
-------------------------------------------------------------------------------------------------------------------------------
LESS
  DISTRIBUTIONS
  Net
    Investment
    Income.....   (0.82)     (0.81)     (0.84)     (0.73)    (0.06)         (0.25)    (0.29)     (0.25)    (0.29)    (0.02)
  Net Realized
    Gains......   (2.85)     (3.04)     (2.82)     (1.32)    (1.59)         (2.03)    (1.82)     (1.10)    (0.87)    (0.73)
                -------    -------   --------   --------  --------       --------  --------   --------  --------  --------
    Total
      Distri-
     butions...   (3.67)     (3.85)     (3.66)     (2.05)    (1.65)         (2.28)    (2.11)     (1.35)    (1.16)    (0.75)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End of
  Period....... $ 19.31    $ 24.22   $  21.63   $  28.69  $  28.47       $  12.33  $  14.29   $  17.42  $  15.94  $  15.26
===============================================================================================================================
Total Return...   (6.57)%    36.08%    (13.56)%     8.45%    26.76%          2.26%    (6.26)%    19.42%    13.02%    13.96%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End
  of Period
  (thou-
  sands)....... $56,400    $83,826   $ 79,231   $130,891  $166,789       $110,220  $160,743   $199,838  $232,744  $299,325
Ratio of
  Expenses to
  Average Net
  Assets**.....    0.73%      0.72%      0.72%      0.70%     0.73%          0.72%     0.70%      0.70%     0.72%     0.73%
Ratio of
  Expenses to
  Average Net
  Assets
  (excluding
  waivers and
  assumption of
  expenses)....    0.74%      0.72%      0.72%      0.70%     0.73%          0.72%     0.70%      0.70%     0.72%     0.73%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.......    2.59%      3.11%      2.87%      2.40%     2.49%          1.92%     1.56%      1.32%     1.41%     1.81%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets
  (excluding
  waivers and
  assumption of
  expenses)....    2.58%      3.11%      2.87%      2.40%     2.49%          1.92%     1.56%      1.32%     1.41%     1.81%
Portfolio
  Turnover
  Rate.........     N/A        N/A        N/A        N/A         4%*(a)       N/A       N/A        N/A       N/A         4%*(a)
Portfolio
  Turnover Rate
  of Master
  Fund
  Series.......      11%         5%        11%         4%        5%*(b)         9%       11%         1%        3%        7%*(b)
-------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.
N/A  Refer to the respective Master Fund Series

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO               THE EMERGING MARKETS PORTFOLIO
                     --------------------------------------------------  ----------------------------------------------------
                       YEAR       YEAR      YEAR      YEAR       YEAR      YEAR       YEAR      YEAR       YEAR       YEAR
                      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED      ENDED     ENDED      ENDED       ENDED
                     NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,   NOV. 30,
                       2000       1999      1998      1997       1996      2000       1999      1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............ $   8.49   $   7.54  $   7.95  $  10.45   $   9.68  $  12.37   $   8.16  $   9.61   $  11.71   $  10.35
                     --------   --------  --------  --------   --------  --------   --------  --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income..........     0.18       0.14      0.15      0.12       0.11      0.11       0.08      0.13       0.12       0.09
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....    (0.63)      1.12     (0.16)    (2.19)      0.66     (2.86)      4.22     (1.32)     (2.13)      1.27
                     --------   --------  --------  --------   --------  --------   --------  --------   --------   --------
    Total From
      Investment
      Operations....    (0.45)      1.26     (0.01)    (2.07)      0.77     (2.75)      4.30     (1.19)     (2.01)      1.36
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........    (0.20)     (0.15)    (0.12)    (0.13)        --     (0.10)     (0.09)    (0.26)     (0.09)        --
  Net Realized
    Gains...........       --      (0.16)    (0.28)    (0.30)        --        --         --        --         --         --
                     --------   --------  --------  --------   --------  --------   --------  --------   --------   --------
    Total Distri-
      butions.......    (0.20)     (0.31)    (0.40)    (0.43)        --     (0.10)     (0.09)    (0.26)     (0.09)        --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period......... $   7.84   $   8.49  $   7.54  $   7.95   $  10.45  $   9.52   $  12.37  $   8.16   $   9.61   $  11.71
=============================================================================================================================
Total Return........    (5.36)%    17.54%     0.17%   (20.60)%     8.01%   (22.49)%    53.34%   (12.57)%   (17.27)%    13.18%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands)....... $472,235   $525,133  $450,801  $431,257   $375,488  $286,152   $330,604  $225,227   $212,048   $162,025
Ratio of Expenses to
  Average Net
  Assets**..........     0.82%      0.83%     0.86%     0.90%      0.99%     0.90%      0.91%     1.00%      0.99%      1.15%
Ratio of Net
  Investment Income
  to Average Net
  Assets............     2.28%      1.81%     1.85%     1.47%      1.38%     0.90%      0.90%     1.19%      1.19%      1.14%
Portfolio Turnover
  Rate..............       16%        16%       19%       14%        15%      N/A        N/A       N/A        N/A        N/A
Portfolio Turnover
  Rate of Master
  Fund Series.......     N/A+       N/A+      N/A+      N/A+       N/A+        12%        16%       10%         1%         0%
-----------------------------------------------------------------------------------------------------------------------------

          ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
         N/A  Refer to the respective Master Fund Series
        N/A+ Not applicable, as the Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 THE EMERGING MARKETS
                                 SMALL CAP PORTFOLIO               THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                           --------------------------------  ---------------------------------------------------
                              YEAR        YEAR     MARCH 6,    YEAR      YEAR      YEAR      YEAR        YEAR
                             ENDED       ENDED        TO      ENDED     ENDED     ENDED     ENDED        ENDED
                            NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,    NOV. 30,
                              2000        1999       1998      2000      1999      1998      1997        1996
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period....   $ 14.88     $  9.09     $10.00   $  10.17  $  10.22  $  10.23  $  10.24    $  10.21
                            -------     -------     ------   --------  --------  --------  --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income...............      0.12        0.04      (0.01)      0.60      0.52      0.57      0.59        0.56
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......     (1.68)       6.11      (0.90)      0.04     (0.04)       --     (0.01)       0.03
                            -------     -------     ------   --------  --------  --------  --------    --------
    Total From Investment
     Operations..........     (1.56)       6.15      (0.91)      0.64      0.48      0.57      0.58        0.59
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income...............     (0.15)         --         --      (0.60)    (0.52)    (0.57)    (0.59)      (0.56)
  Net Realized Gains.....     (6.38)      (0.36)        --         --     (0.01)    (0.01)       --          --
                            -------     -------     ------   --------  --------  --------  --------    --------
    Total Distri-
      butions............     (6.53)      (0.36)        --      (0.60)    (0.53)    (0.58)    (0.59)      (0.56)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.................   $  6.79     $ 14.88     $ 9.09   $  10.21  $  10.17  $  10.22  $  10.23    $  10.24
================================================================================================================
Total Return.............    (23.38)      70.30%     (9.10)%#     6.49%     4.80%     5.74%     5.84%      5.94%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $10,992     $11,734     $5,021   $725,284  $712,520  $752,510  $752,237    $854,521
Ratio of Expenses to
  Average Net Assets**...      1.56%       1.77%      2.36%*     0.20%     0.21%     0.21%     0.22%       0.21%
Ratio of Net Investment
  Income to Average Net
  Assets.................      0.77%       0.73%     (0.29)%*     5.90%     5.07%     5.51%     5.79%      5.39%
Portfolio Turnover
  Rate...................       N/A         N/A        N/A        N/A       N/A       N/A       N/A         N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................        20%         24%        13%        35%       58%       24%       83%         96%
----------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund
     Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO                 THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
              -----------------------------------------------------------------  -------------------------------------------------
                YEAR         YEAR         YEAR         YEAR          FEB. 9        YEAR      YEAR      YEAR      YEAR      YEAR
               ENDED        ENDED        ENDED        ENDED            TO         ENDED     ENDED     ENDED     ENDED      ENDED
              NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,       NOV. 30,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                2000         1999         1998         1997           1996         2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning
  of
  Period..... $  10.31     $  10.21     $  10.40     $  10.37     $  10.00       $  10.26  $  10.35  $  10.36  $  10.42  $  10.05
              --------     --------     --------     --------     --------       --------  --------  --------  --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
   Investment
    Income...     1.01         0.56         0.61         0.69         0.24           0.59      0.49      0.54      0.59      0.65
  Net Gains
    (Losses)
    on
   Securities
    (Realized
    and
    Unreal-
    ized)....    (0.41)       (0.09)        0.01        (0.12)        0.35           0.01     (0.08)     0.01     (0.06)     0.09
              --------     --------     --------     --------     --------       --------  --------  --------  --------  --------
    Total
      From
   Investment
Operations...     0.60         0.47         0.62         0.57         0.59           0.60      0.41      0.55      0.53      0.74
----------------------------------------------------------------------------------------------------------------------------------
LESS
DISTRIBUTIONS
  Net
   Investment
    Income...    (0.86)       (0.36)       (0.79)       (0.53)       (0.22)         (0.54)    (0.50)    (0.56)    (0.59)    (0.37)
  Net
    Realized
    Gains....       --        (0.01)       (0.02)       (0.01)          --             --        --        --        --        --
              --------     --------     --------     --------     --------       --------  --------  --------  --------  --------
    Total
      Distri-
   butions...    (0.86)       (0.37)       (0.81)       (0.54)       (0.22)         (0.54)    (0.50)    (0.56)    (0.59)    (0.37)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End
  of
  Period..... $  10.05     $  10.31     $  10.21     $  10.40     $  10.37       $  10.32  $  10.26  $  10.35  $  10.36  $  10.42
==================================================================================================================================
Total
  Return.....     6.18%        4.69%        6.39%        5.66%        6.01%#         6.16%     4.11%     5.50%     5.39%     7.51%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of
  Period
  (thou-
  sands)..... $518,491     $531,488     $440,885     $418,905     $319,343       $218,557  $219,022  $210,986  $204,377  $174,386
Ratio of
  Expenses to
  Average Net
  Assets.....     0.27%(a)     0.27%(a)     0.29%(a)     0.34%(a)     0.33%*(a)      0.28%     0.28%     0.29%     0.29%     0.30%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.....     9.97%        5.59%        5.90%        6.70%        3.10%*         5.75%     4.95%     5.18%     5.95%     5.63%
Portfolio
  Turnover
  Rate.......      N/A          N/A          N/A          N/A          N/A             60%       57%        7%       28%      212%
Portfolio
  Turnover
  Rate of
  Master Fund
  Series.....       73%          78%         113%         119%          87%          N/A+      N/A+      N/A+      N/A+      N/A+
----------------------------------------------------------------------------------------------------------------------------------

           *  Annualized
           #  Non-annualized
         (a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
         N/A  Refer to the respective Master Fund Series
        N/A+ Not Applicable, as The DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      THE DFA FIVE YEAR GLOBAL FIXED INCOME PORTFOLIO   THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                      ------------------------------------------------  -------------------------------------------------------
                        YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR        YEAR       YEAR        YEAR
                       ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED       ENDED      ENDED      ENDED
                      NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,
                        2000      1999      1998      1997      1996      2000       1999        1998       1997        1996
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............. $  10.53  $  10.65  $  10.88  $  11.04  $  10.51  $  10.84   $  11.78    $  11.28   $  11.22   $  11.24
                      --------  --------  --------  --------  --------  --------   --------    --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income...........     0.61      0.37      0.45      0.48      0.50      0.63       0.61        0.61       0.66       0.65
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)......       --      0.01      0.42      0.33      0.61      0.38      (0.89)       0.59       0.06      (0.13)
                      --------  --------  --------  --------  --------  --------   --------    --------   --------   --------
    Total From
      Investment
      Operations.....     0.61      0.38      0.87      0.81      1.11      1.01      (0.28)       1.20       0.72       0.52
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income...........    (0.64)    (0.22)    (1.04)    (0.88)    (0.58)    (0.63)     (0.58)      (0.65)     (0.66)     (0.50)
  Net Realized
    Gains............       --     (0.28)    (0.06)    (0.09)       --     (0.04)     (0.08)      (0.05)        --      (0.04)
                      --------  --------  --------  --------  --------  --------   --------    --------   --------   --------
    Total Distri-
      butions........    (0.64)    (0.50)    (1.10)    (0.97)    (0.58)    (0.67)     (0.66)      (0.70)     (0.66)     (0.54)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.......... $  10.50  $  10.53  $  10.65  $  10.88  $  11.04  $  11.18   $  10.84    $  11.78   $  11.28   $  11.22
===============================================================================================================================
Total Return.........     6.09%     3.63%     8.78%     7.87%    11.13%     9.75%     (2.41)%     11.07%      6.75%      4.98%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands)........ $517,325  $472,334  $371,619  $250,078  $165,772  $286,444   $256,376    $239,035   $136,555   $107,944
Ratio of Expenses to
  Average Net
  Assets.............     0.38%     0.39%     0.41%     0.42%     0.46%     0.18%      0.21%       0.24%      0.25%      0.26%
Ratio of Net
  Investment Income
  to Average Net
  Assets.............     4.15%     3.62%     3.87%     4.50%     4.88%     6.00%      5.58%       5.77%      6.20%      6.22%
Portfolio Turnover
  Rate...............       80%       59%       74%       95%       98%        8%        13%         24%        24%        31%
-------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-two of the Fund's thirty-eight portfolios (the "Portfolios") are included in this report. Of the remaining sixteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, six are presented in separate reports, and four have not commenced operations.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                 OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                       SERIES (MASTER FUNDS)                           AT 11/30/00
----------------------------------------------  ----------------------------------------------  -----------
The U.S. Large Company Portfolio                The U.S. Large Company Series                        33%
The Enhanced U.S. Large Company Portfolio       The Enhanced U.S. Large Company Series              100%
The U.S. Large Cap Value Portfolio              The U.S. Large Cap Value Series                      72%
The U.S. 4-10 Value Portfolio                   The U.S. 4-10 Value Series                            8%
The U.S. 6-10 Value Portfolio                   The U.S. 6-10 Value Series                           97%
The U.S. 6-10 Small Company Portfolio           The U.S. 6-10 Small Company Series                   76%
The U.S. 9-10 Small Company Portfolio           The U.S. 9-10 Small Company Series                  100%
The International Small Company Portfolio       The Japanese Small Company Series                    49%
                                                The Pacific Rim Small Company Series                 33%
                                                The United Kingdom Small Company Series              49%
                                                The Continental Small Company Series                 51%
The Japanese Small Company Portfolio            The Japanese Small Company Series                    51%
The Pacific Rim Small Company Portfolio         The Pacific Rim Small Company Series                 67%
The United Kingdom Small Company Portfolio      The United Kingdom Small Company Series              51%
The Continental Small Company Portfolio         The Continental Small Company Series                 49%
The Emerging Markets Portfolio                  The Emerging Markets Series                          96%
The Emerging Markets Small Cap Portfolio        The Emerging Markets Small Cap Series                34%
The DFA One-Year Fixed Income Portfolio         The DFA One-Year Fixed Income Series                 86%
The DFA Two-Year Global Fixed Income Portfolio  The DFA Two-Year Global Fixed Income Series         100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by The DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by The DFA Five-Year Government Portfolio, The DFA Five-Year Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The International Small Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The U.S. Large Company Portfolio, The International Small Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental

Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 2000, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The DFA Real Estate Securities Portfolio....................       .30 of 1%
The Large Cap International Portfolio.......................       .25 of 1%
The DFA International Small Cap Value Portfolio.............       .65 of 1%
The DFA Five-Year Government Portfolio......................       .20 of 1%
The DFA Five-Year Global Fixed Income Portfolio.............       .25 of 1%
The DFA Intermediate Government Fixed Income Portfolio......       .10 of 1%(a)

    (a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from .15 of 1% of average net assets to .10 of 1% of average net assets.

    For the year ended November 30, 2000, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. Large Company Portfolio............................      .215 of 1%
The Enhanced U.S. Large Company Portfolio...................       .15 of 1%
The U.S. Large Cap Value Portfolio..........................       .15 of 1%
The U.S. 4-10 Value Portfolio...............................       .30 of 1%
The U.S. 6-10 Value Portfolio...............................       .30 of 1%
The U.S. 6-10 Small Company Portfolio.......................       .32 of 1%
The U.S. 9-10 Small Company Portfolio.......................       .40 of 1%
The International Small Company Portfolio...................       .40 of 1%
The Japanese Small Company Portfolio........................       .40 of 1%
The Pacific Rim Small Company Portfolio.....................       .40 of 1%
The United Kingdom Small Company Portfolio..................       .40 of 1%
The Continental Small Company Portfolio.....................       .40 of 1%
The Emerging Markets Portfolio..............................       .40 of 1%
The Emerging Markets Small Cap Portfolio....................       .45 of 1%
The DFA One-Year Fixed Income Portfolio.....................       .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio..............       .10 of 1%

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At November 30, 2000, approximately $1,768,000 of waived fees was subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2002.

    Effective February 23, 1999, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The U.S. 4-10 Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At November 30, 2000, approximately $37,000 of waived fees was subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio. At November 30, 2000, approximately $10,000 of waived fees of The United Kingdom Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Effective October 1, 1996, the Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At November 30, 2000, approximately $2,000 of waived fees was subject to future reimbursement to the advisor over various periods not exceeding November 30, 2001.

    Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                              U.S. GOVERNMENT         OTHER INVESTMENT
                                                                 SECURITIES              SECURITIES
                                                            --------------------    ---------------------
                                                            PURCHASES    SALES      PURCHASES     SALES
                                                            ---------   --------    ---------   ---------
The DFA Real Estate Securities Portfolio..................        --         --     $ 63,875    $ 12,484
The Large Cap International Portfolio.....................        --         --      133,850       2,734
The DFA International Small Cap Value Portfolio...........        --         --       75,269      96,467
The DFA Five-Year Government Portfolio....................        --    $12,312      118,686     190,870
The DFA Five-Year Global Fixed Income Portfolio...........        --         --      374,682     378,159
The DFA Intermediate Government Fixed Income Portfolio....   $27,871     16,010       33,959       5,050

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Portfolio...........................      $326,428           $ (75,513)     $ 250,915
The Enhanced U.S. Large Company Portfolio..................            --             (15,212)       (15,212)
The U.S. Large Cap Value Portfolio.........................        20,831                  --         20,831
The U.S. 4-10 Value Portfolio..............................            --              (1,482)        (1,482)
The U.S. 6-10 Value Portfolio..............................       214,839                  --        214,839
The U.S. 6-10 Small Company Portfolio......................        16,241                  --         16,241
The U.S. 9-10 Small Company Portfolio......................       128,482                  --        128,482
The DFA Real Estate Securities Portfolio...................        22,841             (11,697)        11,144
The Large Cap International Portfolio......................        57,239             (36,494)        20,745
The International Small Company Portfolio..................        19,939             (82,502)       (62,563)
The Japanese Small Company Portfolio.......................        24,224            (173,909)      (149,685)
The Pacific Rim Small Company Portfolio....................        48,962            (103,002)       (54,040)
The United Kingdom Small Company Portfolio.................        23,627             (15,642)         7,985
The Continental Small Company Portfolio....................        83,759             (65,126)        18,633
The DFA International Small Cap Value Portfolio............        56,651            (200,486)      (143,835)
The Emerging Markets Portfolio.............................        57,612            (114,017)       (56,405)
The Emerging Markets Small Cap Portfolio...................            --              (4,932)        (4,932)
The DFA One-Year Fixed Income Portfolio....................         2,352                  --          2,352
The DFA Two-Year Global Fixed Income Portfolio.............            --             (20,496)       (20,496)
The DFA Five-Year Government Portfolio.....................           202                (316)          (114)
The DFA Five-Year Global Fixed Income Portfolio............            --              (8,249)        (8,249)
The DFA Intermediate Government Fixed Income Portfolio.....         3,904              (4,138)          (234)

    At November 30, 2000, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                           EXPIRES ON NOVEMBER 30,
                                                                  -----------------------------------------
                                              2002       2003       2004       2005       2006       2007       2008      TOTAL
                                            --------   --------   --------   --------   --------   --------   --------   --------
The U.S. Large Company Portfolio..........       --         --        --          --         --         --     $  503    $   503
The DFA Real Estate Securities
 Portfolio................................   $  134         --      $381          --     $  127     $1,594      1,768      4,004
The Japanese Small Company Portfolio......       --         --        --       1,532      7,918      2,826        632     12,908
The Pacific Rim Small Company Portfolio...       --         --        --          --         --        566         --        566
The Emerging Markets Portfolio............       --         --        --          --        962      1,831         --      2,793
The DFA One-Year Fixed Income Portfolio...       --         --        --          --         --        184         69        253
The DFA Two-Year Global Fixed Income
 Portfolio................................       --         --        --          --         --         --        112        112
The DFA Five-Year Government Portfolio....    7,871         --       887          --         --         70      1,227     10,055
The DFA Five-Year Global Fixed Income
 Portfolio................................       --         --        --          --         --        275      5,021      5,296
The DFA Intermediate Government Bond
 Portfolio................................       --         --        --          --         --         --      1,274      1,274

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

    At November 30, 2000, Net Assets consist of (amounts in thousands):

                                                                                               UNREALIZED
                                                                           UNDISTRIBUTED      APPRECIATION       UNREALIZED
                                           UNDISTRIBUTED                    NET REALIZED    (DEPRECIATION) OF    NET FOREIGN
                                           NET INVESTMENT  UNDISTRIBUTED      FOREIGN          INVESTMENT         EXCHANGE
                               PAID-IN         INCOME       NET REALIZED      EXCHANGE       SECURITIES AND         GAIN
                               CAPITAL         (LOSS)       GAIN (LOSS)     GAIN (LOSS)     FOREIGN CURRENCY       (LOSS)
                            -------------  --------------  --------------  --------------  -------------------  -------------
The U.S. Large Company
 Portfolio................  $    783,902    $     2,349    $     (12,548)             --      $    263,890                --
The Enhanced U.S. Large
 Company Portfolio........        94,879          4,687            1,585              --           (11,273)               --
The U.S. Large Cap Value
 Portfolio................     1,039,959          4,502          109,157              --            91,559                --
The U.S. 4-10 Value
 Portfolio................        68,193            927               (2)             --            (1,480)               --
The U.S. 6-10 Value
 Portfolio................     2,206,919         14,446          119,484              --           293,094                --
The U.S. 6-10 Small
 Company Portfolio........       533,738          2,787           10,302              --            39,046                --
The U.S. 9-10 Small
 Company Portfolio........     1,080,940          9,427          180,778              --           172,267                --
The DFA Real Estate
 Securities Portfolio.....       193,015          8,276           (2,880)             --            11,820                --
The Large Cap
 International
 Portfolio................       332,635          3,437              473   $         101            22,029      $        (37)
The International Small
 Company Portfolio........       361,026          5,149            5,326             (51)          (62,321)              (69)
The Japanese Small Company
 Portfolio................       262,947            781          (15,734)            (11)         (146,857)              (11)
The Pacific Rim Small
 Company Portfolio........       139,217          2,249              526             (51)          (53,635)                1
The United Kingdom Small
 Company Portfolio........        41,939          1,894            4,644             (66)            7,990                (1)
The Continental Small
 Company Portfolio........        76,395          3,025           12,165              37            18,643               (45)
The DFA International
 Small Cap Value
 Portfolio................       590,704          8,048           17,325            (471)         (143,249)             (122)
The Emerging Markets
 Portfolio................       344,261            443           (6,005)           (229)          (52,259)              (59)
The Emerging Markets Small
 Cap Portfolio............        14,558             30            1,359             (24)           (4,931)               --
The DFA One-Year Fixed
 Income Portfolio.........       723,091             94           (5,093)             --             7,192                --
The DFA Two-Year Global
 Fixed Income Portfolio...       520,184         18,906           (5,472)             --           (15,127)               --
The DFA Five-Year
 Government Portfolio.....       222,263          6,462          (10,054)             --              (114)               --
The DFA Five-Year Global
 Fixed Income Portfolio...       511,475          1,082           (5,275)         16,835            (8,249)            1,457
The DFA Intermediate
 Government Fixed Income
 Portfolio................       283,867          4,092           (1,281)             --              (234)               --


                                             NUMBER OF
                              TOTAL NET       SHARES
                               ASSETS       AUTHORIZED
                            -------------  -------------
The U.S. Large Company
 Portfolio................  $  1,037,593    200,000,000
The Enhanced U.S. Large
 Company Portfolio........        89,878    100,000,000
The U.S. Large Cap Value
 Portfolio................     1,245,177    200,000,000
The U.S. 4-10 Value
 Portfolio................        67,638    100,000,000
The U.S. 6-10 Value
 Portfolio................     2,633,943    300,000,000
The U.S. 6-10 Small
 Company Portfolio........       585,873    100,000,000
The U.S. 9-10 Small
 Company Portfolio........     1,443,412    300,000,000
The DFA Real Estate
 Securities Portfolio.....       210,231    100,000,000
The Large Cap
 International
 Portfolio................       358,638    150,000,000
The International Small
 Company Portfolio........       309,060    100,000,000
The Japanese Small Company
 Portfolio................       101,115      50,000000
The Pacific Rim Small
 Company Portfolio........        88,307     50,000,000
The United Kingdom Small
 Company Portfolio........        56,400     20,000,000
The Continental Small
 Company Portfolio........       110,220     50,000,000
The DFA International
 Small Cap Value
 Portfolio................       472,235    200,000,000
The Emerging Markets
 Portfolio................       286,152    100,000,000
The Emerging Markets Small
 Cap Portfolio............        10,992    100,000,000
The DFA One-Year Fixed
 Income Portfolio.........       725,284    300,000,000
The DFA Two-Year Global
 Fixed Income Portfolio...       518,491    200,000,000
The DFA Five-Year
 Government Portfolio.....       218,557    100,000,000
The DFA Five-Year Global
 Fixed Income Portfolio...       517,325    100,000,000
The DFA Intermediate
 Government Fixed Income
 Portfolio................       286,444    100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 30, 2000.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2000, The DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                   VALUE AT         UNREALIZED
     EXPIRATION                                                    CONTRACT      NOVEMBER 30,    FOREIGN EXCHANGE
        DATE                         CURRENCY SOLD                  AMOUNT           2000          GAIN (LOSS)
---------------------   ---------------------------------------  -------------   -------------   ----------------
      12/05/00          9,066,490,908    Japanese Yen            $ 83,327,952    $ 81,911,977       $1,415,974
      12/05/00            515,769,804    Swedish Krona             51,593,682      51,440,901          152,781
      12/27/00             19,438,836    Australian Dollar         10,198,583      10,223,971          (25,388)
      12/29/00             22,026,243    Canadian Dollar           14,354,020      14,342,243           11,777
      01/05/01            164,039,549    European Currency Unit   142,944,014     143,044,856         (100,841)
                                                                 ------------    ------------       ----------
                                                                 $302,418,251    $300,963,948       $1,454,303
                                                                 ============    ============       ==========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Five-Year Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000, borrowings under the line were as follows:

                                                  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                                   AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                                INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                                -------------   ------------   -----------   --------   ---------------
The DFA Real Estate Securities Portfolio......      6.01%        $  631,500         8         $  844      $ 1,415,000
The DFA Japanese Small Company Portfolio......      6.32%         6,000,000         1          1,053        6,000,000
The DFA Pacific Rim Small Company Portfolio...      6.30%         2,320,000         3          1,217        4,000,000
The United Kingdom Small Company Portfolio....      6.01%           583,750         8            780        1,310,000
The Continental Small Company Portfolio.......      6.03%           175,000         2             59          300,000
The DFA International Small Cap Value
 Portfolio....................................      6.33%         1,583,333         9          2,506       10,000,000

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides The DFA International Small Cap Value Portfolio, The Large Cap International Portfolio, and The DFA Five-Year Global Fixed Income Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio and The Emerging Markets Small Cap Portfolio are 1.00% of the net asset value of their shares. The reimbursement fees for The DFA International Small Cap Value Portfolio and The International Small Company Portfolio are 0.675% of the net asset value of their shares.

J. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which were in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 2000, was as follows:

                                                                          VALUE OF           VALUE OF
                                                    MARKET VALUE OF    COLLATERAL AND      COLLATERAL ON
DOMESTIC EQUITY PORTFOLIOS                         SECURITIES ON LOAN  IDEMNIFICATION  REPURCHASE AGREEMENTS
--------------------------                         ------------------  --------------  ---------------------
The DFA Real Estate Securities Portfolio.........     $ 5,340,141       $ 5,418,500         $ 5,564,226

INTERNATIONAL EQUITY PORTFOLIOS
-------------------------------------------------
The Large Cap International Portfolio............      15,598,763        16,762,804          17,272,667
The International Small Cap Value Portfolio......      25,893,176        29,070,792          30,473,806

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Portfolio, The Enhanced U.S. Large Company Portfolio, The U.S. Large Cap Value Portfolio, The U.S. 4-10 Value Portfolio, The U.S. 6-10 Value Portfolio, The U.S. 6-10 Small Company Portfolio, The U.S. 9-10 Small Company Portfolio, The DFA Real Estate Securities Portfolio, The Large Cap International Portfolio, The International Small Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The DFA International Small Cap Value Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Two-Year Global Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Five-Year Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL VALUE PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                      $10,000                           $10,000
Mar. 94                             $9,733                           $9,569
Apr. 94                            $10,060                           $9,975
May. 94                            $10,119                           $9,918
Jun. 94                            $10,234                          $10,058
Jul. 94                            $10,433                          $10,155
Aug. 94                            $10,593                          $10,396
Sep. 94                            $10,220                          $10,068
Oct. 94                            $10,649                          $10,404
Nov. 94                            $10,086                           $9,903
Dec. 94                            $10,144                           $9,966
Jan. 95                             $9,743                           $9,583
Feb. 95                             $9,722                           $9,556
Mar. 95                            $10,292                          $10,152
Apr. 95                            $10,613                          $10,533
May. 95                            $10,543                          $10,408
Jun. 95                            $10,439                          $10,225
Jul. 95                            $11,026                          $10,862
Aug. 95                            $10,642                          $10,448
Sep. 95                            $10,708                          $10,652
Oct. 95                            $10,504                          $10,365
Nov. 95                            $10,787                          $10,653
Dec. 95                            $11,310                          $11,083
Jan. 96                            $11,423                          $11,128
Feb. 96                            $11,485                          $11,166
Mar. 96                            $11,651                          $11,404
Apr. 96                            $12,102                          $11,736
May. 96                            $11,989                          $11,520
Jun. 96                            $12,027                          $11,584
Jul. 96                            $11,707                          $11,246
Aug. 96                            $11,748                          $11,271
Sep. 96                            $11,951                          $11,570
Oct. 96                            $11,836                          $11,452
Nov. 96                            $12,365                          $11,908
Dec. 96                            $12,193                          $11,755
Jan. 97                            $11,787                          $11,343
Feb. 97                            $11,895                          $11,529
Mar. 97                            $11,934                          $11,571
Apr. 97                            $11,869                          $11,632
May. 97                            $12,768                          $12,389
Jun. 97                            $13,313                          $13,072
Jul. 97                            $13,497                          $13,284
Aug. 97                            $12,613                          $12,291
Sep. 97                            $13,069                          $12,980
Oct. 97                            $12,387                          $11,983
Nov. 97                            $11,856                          $11,861
Dec. 97                            $11,811                          $11,964
Jan. 98                            $12,518                          $12,511
Feb. 98                            $13,337                          $13,314
Mar. 98                            $13,926                          $13,724
Apr. 98                            $13,971                          $13,832
May. 98                            $14,092                          $13,764
Jun. 98                            $13,957                          $13,869
Jul. 98                            $14,113                          $14,009
Aug. 98                            $12,263                          $12,273
Sep. 98                            $11,600                          $11,898
Oct. 98                            $12,754                          $13,138
Nov. 98                            $13,314                          $13,810
Dec. 98                            $13,567                          $14,356
Jan. 99                            $13,295                          $14,313
Feb. 99                            $12,956                          $13,972
Mar. 99                            $13,748                          $14,555
Apr. 99                            $14,563                          $15,144
May. 99                            $13,828                          $14,364
Jun. 99                            $14,445                          $14,924
Jul. 99                            $14,960                          $15,368
Aug. 99                            $15,108                          $15,425
Sep. 99                            $15,166                          $15,580
Oct. 99                            $15,085                          $16,157
Nov. 99                            $15,039                          $16,717
Dec. 99                            $15,777                          $18,219
Jan. 00                            $14,559                          $17,062
Feb. 00                            $14,197                          $17,521
Mar. 00                            $14,975                          $18,201
Apr. 00                            $14,588                          $17,243
May. 00                            $14,858                          $16,822
Jun. 00                            $15,897                          $17,480
Jul. 00                            $15,377                          $16,748
Aug. 00                            $15,506                          $16,894
Sep. 00                            $15,058                          $16,071
Oct. 00                            $14,939                          $15,692
Nov. 00                            $14,927                          $15,103

         ANNUALIZED                                                     FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       MARCH 1994
         ----------------------------------------------------------------------
                                      -0.74           6.71              6.11

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGELY PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI/EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%

- THIS PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATES.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (47,173,183 Shares, Cost
  $522,948)++ at Value+.....................................  $   569,380
Receivable for Fund Shares Sold.............................       12,275
Prepaid Expenses and Other Assets...........................            5
                                                              -----------
    Total Assets............................................      581,660
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................       11,002
Payable for Fund Shares Redeemed............................        1,273
Accrued Expenses............................................          151
                                                              -----------
    Total Liabilities.......................................       12,426
                                                              -----------

NET ASSETS..................................................  $   569,234
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   45,249,170
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     12.58
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   492,378
Undistributed Net Investment Income.........................        1,741
Undistributed Net Realized Gain.............................       28,683
Unrealized Appreciation of Investment Securities............       46,432
                                                              -----------
    Total Net Assets........................................  $   569,234
                                                              ===========

--------------

+  See Note B to the financial statements.

++ The cost for federal income tax purposes is $531,118.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment
     Trust Company..........................................         $ 10,310
                                                                     --------

EXPENSES
    Administrative Services.................................            1,038
    Accounting & Transfer Agent Fees........................               35
    Legal Fees..............................................               22
    Audit Fees..............................................                4
    Filing Fees.............................................               53
    Shareholders' Reports...................................               28
    Directors' Fees and Expenses............................                5
    Other...................................................                1
                                                                     --------
        Total Expenses......................................            1,186
                                                                     --------
    NET INVESTMENT INCOME...................................            9,124
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................           27,596

Net Realized Gain on Investment Securities Sold.............            4,273

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (44,238)
                                                                     --------

    NET LOSS ON INVESTMENT SECURITIES.......................          (12,369)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ (3,245)
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        2000             1999
                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $   9,124        $  10,398
    Capital Gain Distribution Received from The DFA
      Investment Trust Company..............................            27,596              966
    Net Realized Gain on Investment Securities Sold.........             4,273            4,109
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (44,238)          42,239
                                                                     ---------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            (3,245)          57,712
                                                                     ---------        ---------

Distributions From:
    Net Investment Income...................................            (8,181)         (10,602)
    Net Realized Gains......................................            (6,381)          (1,572)
                                                                     ---------        ---------
        Total Distributions.................................           (14,562)         (12,174)
                                                                     ---------        ---------
Capital Share Transactions (1):
    Shares Issued...........................................           369,569          126,813
    Shares Issued in Lieu of Cash Distributions.............            14,544           12,172
    Shares Redeemed.........................................          (250,785)        (166,397)
                                                                     ---------        ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           133,328          (27,412)
                                                                     ---------        ---------
        Total Increase......................................           115,521           18,126
NET ASSETS
    Beginning of Period.....................................           453,713          435,587
                                                                     ---------        ---------
    End of Period...........................................         $ 569,234        $ 453,713
                                                                     =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            28,698           10,154
    Shares Issued in Lieu of Cash Distributions.............             1,115              983
    Shares Redeemed.........................................           (19,276)         (13,104)
                                                                     ---------        ---------
                                                                        10,537           (1,965)
                                                                     =========        =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2000         1999         1998         1997         1996
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  13.07     $  11.88     $  10.94     $  11.90     $  10.55
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.24         0.28         0.24         0.19         0.21
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.32)        1.24         1.08        (0.65)        1.31
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................     (0.08)        1.52         1.32        (0.46)        1.52
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.22)       (0.29)       (0.24)       (0.21)       (0.17)
  Net Realized Gains...............     (0.19)       (0.04)       (0.14)       (0.29)          --
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (0.41)       (0.33)       (0.38)       (0.50)       (0.17)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  12.58     $  13.07     $  11.88     $  10.94     $  11.90
                                     ========     ========     ========     ========     ========
Total Return.......................     (0.72)%      12.96%       12.29%       (4.04)%      14.54%

Net Assets, End of Period
  (thousands)......................  $569,234     $453,713     $435,587     $370,117     $316,708
Ratio of Expenses to Average Net
  Assets (1).......................      0.52%        0.52%        0.53%        0.56%        0.56%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......      0.52%        0.52%        0.53%        0.56%        0.57%
Ratio of Net Investment Income to
  Average Net Assets...............      1.76%        2.21%        2.04%        1.72%        2.22%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      1.76%        2.21%        2.04%        1.72%        2.21%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         9%           6%          15%          23%          12%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which The DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 36% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio through March 28, 1996 to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.65% of average daily net assets.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................         $38,262
Gross Unrealized Depreciation...........................              --
                                                                 -------
  Net...................................................         $38,262
                                                                 =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Portfolio (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE COMPANY SERIES  S&P 500 INDEX
                           $10,000        $10,000
Mar. 93                    $10,212        $10,215
Apr. 93                     $9,959         $9,965
May. 93                    $10,222        $10,234
Jun. 93                    $10,243        $10,268
Jul. 93                    $10,202        $10,219
Aug. 93                    $10,580        $10,609
Sep. 93                    $10,509        $10,530
Oct. 93                    $10,724        $10,744
Nov. 93                    $10,621        $10,643
Dec. 93                    $10,756        $10,774
Jan. 94                    $11,109        $11,135
Feb. 94                    $10,808        $10,834
Mar. 94                    $10,350        $10,363
Apr. 94                    $10,485        $10,498
May. 94                    $10,652        $10,669
Jun. 94                    $10,401        $10,405
Jul. 94                    $10,736        $10,750
Aug. 94                    $11,177        $11,187
Sep. 94                    $10,913        $10,917
Oct. 94                    $11,155        $11,167
Nov. 94                    $10,759        $10,758
Dec. 94                    $10,918        $10,915
Jan. 95                    $11,197        $11,198
Feb. 95                    $11,636        $11,633
Mar. 95                    $11,978        $11,977
Apr. 95                    $12,322        $12,326
May. 95                    $12,816        $12,813
Jun. 95                    $13,118        $13,114
Jul. 95                    $13,551        $13,550
Aug. 95                    $13,584        $13,587
Sep. 95                    $14,158        $14,156
Oct. 95                    $14,104        $14,107
Nov. 95                    $14,714        $14,728
Dec. 95                    $14,996        $15,000
Jan. 96                    $15,512        $15,516
Feb. 96                    $15,644        $15,665
Mar. 96                    $15,797        $15,815
Apr. 96                    $16,028        $16,048
May. 96                    $16,420        $16,462
Jun. 96                    $16,488        $16,529
Jul. 96                    $15,767        $15,794
Aug. 96                    $16,089        $16,129
Sep. 96                    $16,988        $17,035
Oct. 96                    $17,454        $17,502
Nov. 96                    $18,775        $18,830
Dec. 96                    $18,398        $18,461
Jan. 97                    $19,551        $19,608
Feb. 97                    $19,696        $19,766
Mar. 97                    $18,886        $18,944
Apr. 97                    $20,006        $20,075
May. 97                    $21,227        $21,308
Jun. 97                    $22,169        $22,258
Jul. 97                    $23,934        $24,025
Aug. 97                    $22,603        $22,689
Sep. 97                    $23,835        $23,933
Oct. 97                    $23,046        $23,133
Nov. 97                    $24,099        $24,205
Dec. 97                    $24,509        $24,621
Jan. 98                    $24,786        $24,894
Feb. 98                    $26,573        $26,689
Mar. 98                    $27,925        $28,056
Apr. 98                    $28,202        $28,339
May. 98                    $27,714        $27,851
Jun. 98                    $28,845        $28,982
Jul. 98                    $28,533        $28,675
Aug. 98                    $24,427        $24,529
Sep. 98                    $25,981        $26,101
Oct. 98                    $28,067        $28,223
Nov. 98                    $29,788        $29,933
Dec. 98                    $31,551        $31,657
Jan. 99                    $32,838        $32,981
Feb. 99                    $31,807        $31,955
Mar. 99                    $33,083        $33,233
Apr. 99                    $34,347        $34,519
May. 99                    $33,536        $33,705
Jun. 99                    $35,387        $35,575
Jul. 99                    $34,290        $34,465
Aug. 99                    $34,112        $34,293
Sep. 99                    $33,181        $33,353
Oct. 99                    $35,288        $35,465
Nov. 99                    $35,997        $36,185
Dec. 99                    $38,139        $38,316
Jan. 00                    $36,220        $36,392
Feb. 00                    $35,543        $35,705
Mar. 00                    $39,005        $39,196
Apr. 00                    $37,807        $38,017
May. 00                    $37,032        $37,237
Jun. 00                    $37,888        $38,153
Jul. 00                    $37,354        $37,558
Aug. 00                    $39,673        $39,890
Sep. 00                    $37,574        $37,784
Oct. 00                    $37,409        $37,626
Nov. 00                    $34,469        $34,661

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    MARCH 1993
-------------------------------------------------------------
                          -4.24        18.56         17.31

- THE SERIES TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         ENHANCED U.S. LARGE COMPANY SERIES  S&P 500 INDEX
                      $10,000                   $10,000
Aug. 96                             $10,202        $10,212
Sep. 96                             $10,809        $10,786
Oct. 96                             $11,183        $11,081
Nov. 96                             $12,027        $11,923
Dec. 96                             $11,730        $11,689
Jan. 97                             $12,474        $12,415
Feb. 97                             $12,580        $12,515
Mar. 97                             $11,972        $11,995
Apr. 97                             $12,734        $12,711
May. 97                             $13,567        $13,491
Jun. 97                             $14,149        $14,093
Jul. 97                             $15,303        $15,212
Aug. 97                             $14,461        $14,366
Sep. 97                             $15,215        $15,153
Oct. 97                             $14,790        $14,647
Nov. 97                             $15,349        $15,325
Dec. 97                             $15,617        $15,589
Jan. 98                             $15,888        $15,762
Feb. 98                             $16,972        $16,898
Mar. 98                             $17,826        $17,764
Apr. 98                             $18,027        $17,943
May. 98                             $17,668        $17,634
Jun. 98                             $18,414        $18,350
Jul. 98                             $18,182        $18,156
Aug. 98                             $15,540        $15,531
Sep. 98                             $16,626        $16,526
Oct. 98                             $18,006        $17,870
Nov. 98                             $19,033        $18,953
Dec. 98                             $20,275        $20,044
Jan. 99                             $21,007        $20,882
Feb. 99                             $20,325        $20,233
Mar. 99                             $21,178        $21,042
Apr. 99                             $21,983        $21,856
May. 99                             $21,381        $21,340
Jun. 99                             $22,631        $22,525
Jul. 99                             $21,869        $21,822
Aug. 99                             $21,751        $21,713
Sep. 99                             $21,222        $21,118
Oct. 99                             $22,576        $22,455
Nov. 99                             $22,946        $22,911
Dec. 99                             $24,259        $24,260
Jan. 00                             $22,985        $23,042
Feb. 00                             $22,622        $22,607
Mar. 00                             $24,810        $24,818
Apr. 00                             $24,016        $24,071
May. 00                             $23,466        $23,577
Jun. 00                             $23,994        $24,157
Jul. 00                             $23,644        $23,780
Aug. 00                             $25,152        $25,257
Sep. 00                             $23,819        $23,924
Oct. 00                             $23,714        $23,823
Nov. 00                             $21,883        $21,946

ANNUALIZED                              FROM
TOTAL RETURN (%)         ONE YEAR    AUGUST 1996
------------------------------------------------
                          -4.63         19.81

- THE SERIES TO CAPTURE RETURN PREMIUMS BY INVESTING IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
                   $10,000                    $10,000
Apr. 93                       $9,971                    $9,872
May. 93                      $10,079                   $10,070
Jun. 93                      $10,293                   $10,292
Jul. 93                      $10,440                   $10,407
Aug. 93                      $10,693                   $10,783
Sep. 93                      $10,507                   $10,800
Oct. 93                      $10,634                   $10,793
Nov. 93                      $10,535                   $10,570
Dec. 93                      $10,788                   $10,771
Jan. 94                      $11,098                   $11,178
Feb. 94                      $10,598                   $10,796
Mar. 94                      $10,169                   $10,394
Apr. 94                      $10,329                   $10,594
May. 94                      $10,259                   $10,716
Jun. 94                      $10,045                   $10,460
Jul. 94                      $10,490                   $10,785
Aug. 94                      $10,793                   $11,095
Sep. 94                      $10,478                   $10,726
Oct. 94                      $10,683                   $10,875
Nov. 94                      $10,204                   $10,436
Dec. 94                      $10,327                   $10,556
Jan. 95                      $10,565                   $10,881
Feb. 95                      $11,163                   $11,311
Mar. 95                      $11,334                   $11,559
Apr. 95                      $11,749                   $11,924
May. 95                      $12,361                   $12,426
Jun. 95                      $12,631                   $12,595
Jul. 95                      $13,185                   $13,033
Aug. 95                      $13,582                   $13,217
Sep. 95                      $14,051                   $13,695
Oct. 95                      $13,474                   $13,560
Nov. 95                      $14,211                   $14,247
Dec. 95                      $14,313                   $14,605
Jan. 96                      $14,720                   $15,060
Feb. 96                      $14,939                   $15,175
Mar. 96                      $15,459                   $15,433
Apr. 96                      $15,712                   $15,492
May. 96                      $15,978                   $15,685
Jun. 96                      $15,513                   $15,698
Jul. 96                      $14,824                   $15,104
Aug. 96                      $15,413                   $15,536
Sep. 96                      $15,721                   $16,155
Oct. 96                      $16,235                   $16,780
Nov. 96                      $17,406                   $17,996
Dec. 96                      $17,235                   $17,766
Jan. 97                      $17,852                   $18,628
Feb. 97                      $18,207                   $18,902
Mar. 97                      $17,374                   $18,221
Apr. 97                      $17,945                   $18,986
May. 97                      $19,338                   $20,048
Jun. 97                      $19,933                   $20,908
Jul. 97                      $21,931                   $22,480
Aug. 97                      $21,608                   $21,680
Sep. 97                      $22,747                   $22,989
Oct. 97                      $21,582                   $22,348
Nov. 97                      $21,811                   $23,336
Dec. 97                      $22,116                   $24,017
Jan. 98                      $22,411                   $23,678
Feb. 98                      $24,369                   $25,272
Mar. 98                      $25,736                   $26,819
Apr. 98                      $25,878                   $26,998
May. 98                      $25,661                   $26,599
Jun. 98                      $25,599                   $26,939
Jul. 98                      $24,711                   $26,465
Aug. 98                      $20,213                   $22,527
Sep. 98                      $21,238                   $23,820
Oct. 98                      $22,973                   $25,666
Nov. 98                      $24,411                   $26,862
Dec. 98                      $24,817                   $27,775
Jan. 99                      $25,298                   $27,998
Feb. 99                      $24,648                   $27,603
Mar. 99                      $25,444                   $28,174
Apr. 99                      $28,151                   $30,806
May. 99                      $28,123                   $30,467
Jun. 99                      $28,593                   $31,350
Jul. 99                      $27,409                   $30,432
Aug. 99                      $26,425                   $29,303
Sep. 99                      $25,006                   $28,280
Oct. 99                      $25,964                   $29,909
Nov. 99                      $25,541                   $29,676
Dec. 99                      $26,036                   $29,818
Jan. 00                      $24,211                   $28,846
Feb. 00                      $22,034                   $26,703
Mar. 00                      $25,157                   $29,961
Apr. 00                      $25,914                   $29,613
May. 00                      $25,862                   $29,924
Jun. 00                      $24,065                   $28,556
Jul. 00                      $25,128                   $28,913
Aug. 00                      $26,598                   $30,521
Sep. 00                      $26,165                   $30,802
Oct. 00                      $27,198                   $31,560
Nov. 00                      $26,325                   $30,389

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    APRIL 1993
-------------------------------------------------------------
                           3.07        13.12         13.46

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE CAP HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
U.S. 4-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
MARCH 1998-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. 4-10 VALUE SERIES  RUSSELL 2000 VALUE INDEX
                $10,000                  $10,000
Mar. 98                 $10,428                   $10,406
Apr. 98                 $10,545                   $10,457
May. 98                 $10,058                   $10,087
Jun. 98                  $9,804                   $10,029
Jul. 98                  $8,977                    $9,244
Aug. 98                  $7,419                    $7,796
Sep. 98                  $7,634                    $8,237
Oct. 98                  $8,247                    $8,482
Nov. 98                  $8,446                    $8,711
Dec. 98                  $8,673                    $8,985
Jan. 99                  $8,633                    $8,781
Feb. 99                  $7,991                    $8,181
Mar. 99                  $8,100                    $8,114
Apr. 99                  $9,155                    $8,855
May. 99                  $9,511                    $9,127
Jun. 99                 $10,063                    $9,457
Jul. 99                  $9,846                    $9,233
Aug. 99                  $9,461                    $8,895
Sep. 99                  $9,185                    $8,717
Oct. 99                  $8,889                    $8,543
Nov. 99                  $8,986                    $8,587
Dec. 99                  $9,266                    $8,851
Jan. 00                  $8,662                    $8,620
Feb. 00                  $8,405                    $9,147
Mar. 00                  $9,235                    $9,190
Apr. 00                  $9,327                    $9,244
May. 00                  $9,204                    $9,102
Jun. 00                  $8,979                    $9,368
Jul. 00                  $9,204                    $9,680
Aug. 00                  $9,716                   $10,113
Sep. 00                  $9,583                   $10,055
Oct. 00                  $9,603                   $10,019
Nov. 00                  $9,293                    $9,815

ANNUALIZED                              FROM
TOTAL RETURN (%)         ONE YEAR    MARCH 1998
-----------------------------------------------
                           3.42        -2.63

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $1 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 4-10 U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATES.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. 6-10 VALUE SERIES  RUSSELL 2000 VALUE INDEX
                $10,000                  $10,000
Apr. 93                  $9,788                    $9,760
May. 93                 $10,050                   $10,067
Jun. 93                 $10,060                   $10,162
Jul. 93                 $10,363                   $10,337
Aug. 93                 $10,706                   $10,741
Sep. 93                 $11,079                   $10,999
Oct. 93                 $11,452                   $11,251
Nov. 93                 $11,260                   $10,964
Dec. 93                 $11,486                   $11,286
Jan. 94                 $12,079                   $11,688
Feb. 94                 $12,049                   $11,654
Mar. 94                 $11,650                   $11,133
Apr. 94                 $11,731                   $11,242
May. 94                 $11,772                   $11,226
Jun. 94                 $11,558                   $10,936
Jul. 94                 $11,752                   $11,138
Aug. 94                 $12,161                   $11,576
Sep. 94                 $12,120                   $11,453
Oct. 94                 $11,947                   $11,243
Nov. 94                 $11,545                   $10,789
Dec. 94                 $11,664                   $11,113
Jan. 95                 $11,789                   $11,060
Feb. 95                 $12,205                   $11,469
Mar. 95                 $12,350                   $11,525
Apr. 95                 $12,787                   $11,867
May. 95                 $13,152                   $12,121
Jun. 95                 $13,673                   $12,536
Jul. 95                 $14,422                   $12,993
Aug. 95                 $14,879                   $13,379
Sep. 95                 $15,067                   $13,579
Oct. 95                 $14,339                   $13,037
Nov. 95                 $14,872                   $13,554
Dec. 95                 $15,133                   $13,974
Jan. 96                 $15,089                   $14,067
Feb. 96                 $15,415                   $14,288
Mar. 96                 $15,849                   $14,588
Apr. 96                 $16,675                   $14,986
May. 96                 $17,327                   $15,365
Jun. 96                 $16,968                   $15,184
Jul. 96                 $15,915                   $14,376
Aug. 96                 $16,644                   $15,000
Sep. 96                 $17,209                   $15,409
Oct. 96                 $17,340                   $15,588
Nov. 96                 $18,166                   $16,427
Dec. 96                 $18,569                   $16,961
Jan. 97                 $19,052                   $17,222
Feb. 97                 $19,052                   $17,385
Mar. 97                 $18,558                   $16,919
Apr. 97                 $18,478                   $17,168
May. 97                 $20,234                   $18,535
Jun. 97                 $21,509                   $19,473
Jul. 97                 $22,795                   $20,290
Aug. 97                 $23,611                   $20,613
Sep. 97                 $25,436                   $21,984
Oct. 97                 $24,541                   $21,386
Nov. 97                 $24,335                   $21,621
Dec. 97                 $24,359                   $22,354
Jan. 98                 $24,067                   $21,949
Feb. 98                 $25,888                   $23,277
Mar. 98                 $26,945                   $24,222
Apr. 98                 $27,481                   $24,341
May. 98                 $26,437                   $23,479
Jun. 98                 $25,913                   $23,346
Jul. 98                 $24,014                   $21,518
Aug. 98                 $19,593                   $18,148
Sep. 98                 $20,153                   $19,173
Oct. 98                 $21,020                   $19,743
Nov. 98                 $22,132                   $20,278
Dec. 98                 $22,652                   $20,915
Jan. 99                 $23,016                   $20,440
Feb. 99                 $21,118                   $19,044
Mar. 99                 $20,725                   $18,888
Apr. 99                 $22,947                   $20,612
May. 99                 $24,030                   $21,245
Jun. 99                 $25,505                   $22,014
Jul. 99                 $25,393                   $21,492
Aug. 99                 $24,705                   $20,706
Sep. 99                 $24,057                   $20,291
Oct. 99                 $23,227                   $19,886
Nov. 99                 $24,294                   $19,989
Dec. 99                 $25,698                   $20,603
Jan. 00                 $25,510                   $20,065
Feb. 00                 $27,880                   $21,291
Mar. 00                 $27,975                   $21,391
Apr. 00                 $26,985                   $21,517
May. 00                 $25,870                   $21,188
Jun. 00                 $27,174                   $21,807
Jul. 00                 $27,158                   $22,533
Aug. 00                 $29,167                   $23,540
Sep. 00                 $28,634                   $23,406
Oct. 00                 $27,565                   $23,322
Nov. 00                 $26,066                   $22,846

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    APRIL 1993
-------------------------------------------------------------
                           7.30        11.88         13.31

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 SMALL COMPANY SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. 6-10 SMALL COMPANY SERIES  RUSSELL 2000 INDEX
                                $10,000             $10,000
Mar. 93                         $10,237             $10,324
Apr. 93                          $9,928             $10,040
May. 93                         $10,330             $10,484
Jun. 93                         $10,289             $10,549
Jul. 93                         $10,371             $10,694
Aug. 93                         $10,721             $11,156
Sep. 93                         $11,010             $11,471
Oct. 93                         $11,248             $11,767
Nov. 93                         $10,974             $11,383
Dec. 93                         $11,289             $11,773
Jan. 94                         $11,639             $12,141
Feb. 94                         $11,549             $12,097
Mar. 94                         $10,995             $11,460
Apr. 94                         $11,018             $11,528
May. 94                         $10,962             $11,398
Jun. 94                         $10,647             $11,014
Jul. 94                         $10,804             $11,195
Aug. 94                         $11,323             $11,819
Sep. 94                         $11,379             $11,778
Oct. 94                         $11,425             $11,731
Nov. 94                         $11,039             $11,257
Dec. 94                         $11,178             $11,559
Jan. 95                         $11,252             $11,413
Feb. 95                         $11,621             $11,888
Mar. 95                         $11,841             $12,091
Apr. 95                         $12,234             $12,360
May. 95                         $12,480             $12,572
Jun. 95                         $13,119             $13,225
Jul. 95                         $13,931             $13,987
Aug. 95                         $14,337             $14,276
Sep. 95                         $14,595             $14,532
Oct. 95                         $13,845             $13,882
Nov. 95                         $14,259             $14,465
Dec. 95                         $14,598             $14,847
Jan. 96                         $14,639             $14,831
Feb. 96                         $15,135             $15,294
Mar. 96                         $15,470             $15,610
Apr. 96                         $16,502             $16,445
May. 96                         $17,360             $17,093
Jun. 96                         $16,568             $16,391
Jul. 96                         $15,188             $14,960
Aug. 96                         $16,086             $15,829
Sep. 96                         $16,595             $16,448
Oct. 96                         $16,355             $16,195
Nov. 96                         $16,993             $16,862
Dec. 96                         $17,248             $17,304
Jan. 97                         $17,820             $17,650
Feb. 97                         $17,449             $17,222
Mar. 97                         $16,631             $16,410
Apr. 97                         $16,445             $16,456
May. 97                         $18,315             $18,287
Jun. 97                         $19,258             $19,072
Jul. 97                         $20,402             $19,958
Aug. 97                         $21,159             $20,415
Sep. 97                         $22,796             $21,910
Oct. 97                         $21,807             $20,948
Nov. 97                         $21,491             $20,812
Dec. 97                         $21,491             $21,176
Jan. 98                         $21,254             $20,841
Feb. 98                         $22,814             $22,382
Mar. 98                         $23,763             $23,304
Apr. 98                         $24,103             $23,432
May. 98                         $22,850             $22,169
Jun. 98                         $22,544             $22,215
Jul. 98                         $20,815             $20,416
Aug. 98                         $16,543             $16,451
Sep. 98                         $17,577             $17,739
Oct. 98                         $18,358             $18,463
Nov. 98                         $19,564             $19,431
Dec. 98                         $20,384             $20,633
Jan. 99                         $20,722             $20,908
Feb. 99                         $18,952             $19,214
Mar. 99                         $18,784             $19,514
Apr. 99                         $20,497             $21,262
May. 99                         $21,306             $21,573
Jun. 99                         $22,568             $22,548
Jul. 99                         $22,380             $21,930
Aug. 99                         $21,796             $21,119
Sep. 99                         $21,683             $21,123
Oct. 99                         $21,438             $21,210
Nov. 99                         $23,207             $22,476
Dec. 99                         $25,648             $25,020
Jan. 00                         $25,627             $24,617
Feb. 00                         $29,917             $28,682
Mar. 00                         $28,634             $26,791
Apr. 00                         $26,383             $25,179
May. 00                         $24,996             $23,711
Jun. 00                         $27,560             $25,778
Jul. 00                         $26,802             $24,948
Aug. 00                         $29,011             $26,852
Sep. 00                         $28,442             $26,062
Oct. 00                         $27,202             $24,900
Nov. 00                         $24,710             $22,343

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    MARCH 1993
-------------------------------------------------------------
                           6.48        11.62         12.38

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. 9-10 SMALL COMPANY SERIES VS.
CRSP 9-10 INDEX
DECEMBER 1997-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. 9-10 SMALL COMPANY SERIES  CRSP 9-10 INDEX
                                $10,000          $10,000
Dec. 97                          $9,826           $9,854
Jan. 98                          $9,776           $9,835
Feb. 98                         $10,416          $10,470
Mar. 98                         $10,916          $10,998
Apr. 98                         $11,106          $11,301
May. 98                         $10,556          $10,700
Jun. 98                         $10,346          $10,352
Jul. 98                          $9,656           $9,716
Aug. 98                          $7,715           $7,620
Sep. 98                          $8,005           $7,891
Oct. 98                          $8,295           $8,185
Nov. 98                          $8,919           $8,875
Dec. 98                          $9,156           $9,066
Jan. 99                          $9,413           $9,586
Feb. 99                          $8,767           $8,963
Mar. 99                          $8,444           $8,723
Apr. 99                          $9,246           $9,487
May. 99                          $9,603           $9,811
Jun. 99                         $10,149          $10,171
Jul. 99                         $10,249          $10,374
Aug. 99                         $10,060          $10,119
Sep. 99                          $9,837           $9,959
Oct. 99                          $9,760           $9,741
Nov. 99                         $10,710          $10,718
Dec. 99                         $11,929          $11,859
Jan. 00                         $12,644          $12,667
Feb. 00                         $15,626          $14,606
Mar. 00                         $14,457          $13,869
Apr. 00                         $12,658          $12,600
May. 00                         $11,641          $11,840
Jun. 00                         $13,236          $12,574
Jul. 00                         $12,810          $12,412
Aug. 00                         $14,005          $13,206
Sep. 00                         $13,702          $12,803
Oct. 00                         $12,741          $11,802
Nov. 00                         $11,334          $10,466

ANNUALIZED                                FROM
TOTAL RETURN (%)         ONE YEAR    DECEMBER 1997
---------------------------------------------------
                           5.82           4.26

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $200 MILLION.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 9-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                $10,000                          $10,000
Mar. 94                          $9,733                           $9,569
Apr. 94                         $10,060                           $9,975
May. 94                         $10,119                           $9,918
Jun. 94                         $10,239                          $10,058
Jul. 94                         $10,438                          $10,155
Aug. 94                         $10,598                          $10,396
Sep. 94                         $10,228                          $10,068
Oct. 94                         $10,658                          $10,404
Nov. 94                         $10,099                           $9,903
Dec. 94                         $10,159                           $9,966
Jan. 95                          $9,757                           $9,583
Feb. 95                          $9,736                           $9,556
Mar. 95                         $10,312                          $10,152
Apr. 95                         $10,633                          $10,533
May. 95                         $10,573                          $10,408
Jun. 95                         $10,463                          $10,225
Jul. 95                         $11,052                          $10,862
Aug. 95                         $10,676                          $10,448
Sep. 95                         $10,740                          $10,652
Oct. 95                         $10,536                          $10,365
Nov. 95                         $10,826                          $10,653
Dec. 95                         $11,351                          $11,083
Jan. 96                         $11,464                          $11,128
Feb. 96                         $11,537                          $11,166
Mar. 96                         $11,698                          $11,404
Apr. 96                         $12,154                          $11,736
May. 96                         $12,040                          $11,520
Jun. 96                         $12,083                          $11,584
Jul. 96                         $11,760                          $11,246
Aug. 96                         $11,811                          $11,271
Sep. 96                         $12,019                          $11,570
Oct. 96                         $11,904                          $11,452
Nov. 96                         $12,434                          $11,908
Dec. 96                         $12,271                          $11,755
Jan. 97                         $11,861                          $11,343
Feb. 97                         $11,969                          $11,529
Mar. 97                         $12,013                          $11,571
Apr. 97                         $11,948                          $11,632
May. 97                         $12,855                          $12,389
Jun. 97                         $13,413                          $13,072
Jul. 97                         $13,598                          $13,284
Aug. 97                         $12,706                          $12,291
Sep. 97                         $13,174                          $12,980
Oct. 97                         $12,483                          $11,983
Nov. 97                         $11,955                          $11,861
Dec. 97                         $11,907                          $11,964
Jan. 98                         $12,627                          $12,511
Feb. 98                         $13,456                          $13,314
Mar. 98                         $14,051                          $13,724
Apr. 98                         $14,095                          $13,832
May. 98                         $14,227                          $13,764
Jun. 98                         $14,089                          $13,869
Jul. 98                         $14,245                          $14,009
Aug. 98                         $12,382                          $12,273
Sep. 98                         $11,716                          $11,898
Oct. 98                         $12,883                          $13,138
Nov. 98                         $13,448                          $13,810
Dec. 98                         $13,711                          $14,356
Jan. 99                         $13,439                          $14,313
Feb. 99                         $13,099                          $13,972
Mar. 99                         $13,906                          $14,555
Apr. 99                         $14,732                          $15,144
May. 99                         $13,985                          $14,364
Jun. 99                         $14,616                          $14,924
Jul. 99                         $15,144                          $15,368
Aug. 99                         $15,292                          $15,425
Sep. 99                         $15,347                          $15,580
Oct. 99                         $15,278                          $16,157
Nov. 99                         $15,231                          $16,717
Dec. 99                         $15,983                          $18,219
Jan. 00                         $14,752                          $17,062
Feb. 00                         $14,383                          $17,521
Mar. 00                         $15,182                          $18,201
Apr. 00                         $14,787                          $17,243
May. 00                         $15,071                          $16,822
Jun. 00                         $16,121                          $17,480
Jul. 00                         $15,597                          $16,748
Aug. 00                         $15,735                          $16,894
Sep. 00                         $15,280                          $16,071
Oct. 00                         $15,167                          $15,692
Nov. 00                         $15,155                          $15,103

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    MARCH 1994
-------------------------------------------------------------
                          -0.50        6.96           6.35

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
SEPTEMBER 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         JAPANESE SMALL COMPANY SERIES  SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
                                $9,950                                           $10,000
Sep. 96                        $10,000                                           $10,086
Oct. 96                         $9,298                                            $9,440
Nov. 96                         $9,011                                            $9,222
Dec. 96                         $7,905                                            $8,296
Jan. 97                         $7,134                                            $7,522
Feb. 97                         $7,085                                            $7,518
Mar. 97                         $6,571                                            $7,094
Apr. 97                         $6,463                                            $7,090
May. 97                         $7,540                                            $8,121
Jun. 97                         $7,659                                            $8,362
Jul. 97                         $6,789                                            $7,716
Aug. 97                         $6,058                                            $6,913
Sep. 97                         $5,139                                            $6,260
Oct. 97                         $5,277                                            $6,233
Nov. 97                         $4,358                                            $5,363
Dec. 97                         $3,587                                            $4,635
Jan. 98                         $4,585                                            $5,484
Feb. 98                         $4,950                                            $5,672
Mar. 98                         $4,506                                            $5,335
Apr. 98                         $4,279                                            $5,172
May. 98                         $4,091                                            $4,999
Jun. 98                         $4,190                                            $5,055
Jul. 98                         $4,151                                            $5,001
Aug. 98                         $3,706                                            $4,623
Sep. 98                         $3,498                                            $4,536
Oct. 98                         $3,943                                            $5,143
Nov. 98                         $4,269                                            $5,328
Dec. 98                         $4,190                                            $5,503
Jan. 99                         $4,289                                            $5,491
Feb. 99                         $4,121                                            $5,321
Mar. 99                         $4,605                                            $5,956
Apr. 99                         $5,080                                            $6,239
May. 99                         $4,853                                            $6,010
Jun. 99                         $5,317                                            $6,469
Jul. 99                         $5,574                                            $6,936
Aug. 99                         $5,682                                            $7,248
Sep. 99                         $5,692                                            $7,534
Oct. 99                         $5,593                                            $7,529
Nov. 99                         $5,277                                            $7,503
Dec. 99                         $4,823                                            $7,263
Jan. 00                         $4,872                                            $7,207
Feb. 00                         $4,625                                            $6,948
Mar. 00                         $5,297                                            $7,500
Apr. 00                         $4,734                                            $6,939
May. 00                         $4,961                                            $7,016
Jun. 00                         $5,692                                            $7,758
Jul. 00                         $5,001                                            $6,774
Aug. 00                         $5,376                                            $7,318
Sep. 00                         $5,139                                            $7,025
Oct. 00                         $4,615                                            $6,438
Nov. 00                         $4,754                                            $6,420

ANNUALIZED                                FROM
TOTAL RETURN (%)         ONE YEAR    SEPTEMBER 1996
---------------------------------------------------
                          -10.36         -16.05

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST SECTION OF TOKYO STOCK EXCHANGE.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN JAPAN.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
PACIFIC RIM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
SEPTEMBER 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

                                           SALOMON SMITH BARNEY EXTENDED
         PACIFIC RIM SMALL COMPANY SERIES  MARKET INDEX-PAC RIM EX. JAPAN
                                   $9,900                         $10,000
Sep. 96                           $10,056                         $10,212
Oct. 96                           $10,164                         $10,421
Nov. 96                           $10,477                         $11,086
Dec. 96                           $10,232                         $11,122
Jan. 97                           $10,448                         $11,146
Feb. 97                           $11,035                         $11,732
Mar. 97                           $10,545                         $11,210
Apr. 97                           $10,300                         $10,987
May. 97                           $10,683                         $11,438
Jun. 97                           $10,781                         $11,592
Jul. 97                           $10,732                         $11,593
Aug. 97                           $10,135                         $10,747
Sep. 97                            $9,685                         $10,476
Oct. 97                            $7,334                          $7,981
Nov. 97                            $6,521                          $7,328
Dec. 97                            $5,944                          $7,042
Jan. 98                            $5,327                          $6,313
Feb. 98                            $6,776                          $7,431
Mar. 98                            $6,551                          $7,177
Apr. 98                            $5,944                          $6,802
May. 98                            $5,180                          $6,087
Jun. 98                            $4,436                          $5,444
Jul. 98                            $4,142                          $5,295
Aug. 98                            $3,496                          $4,440
Sep. 98                            $3,731                          $4,986
Oct. 98                            $4,387                          $5,773
Nov. 98                            $4,985                          $6,210
Dec. 98                            $4,838                          $6,039
Jan. 99                            $4,828                          $5,968
Feb. 99                            $4,622                          $5,944
Mar. 99                            $4,798                          $6,347
Apr. 99                            $6,052                          $7,289
May. 99                            $6,433                          $7,009
Jun. 99                            $7,726                          $7,639
Jul. 99                            $7,520                          $7,623
Aug. 99                            $7,432                          $7,495
Sep. 99                            $7,315                          $7,415
Oct. 99                            $7,315                          $7,269
Nov. 99                            $7,717                          $7,696
Dec. 99                            $8,275                          $8,183
Jan. 00                            $8,098                          $7,674
Feb. 00                            $8,225                          $7,424
Mar. 00                            $8,157                          $7,578
Apr. 00                            $7,306                          $7,049
May. 00                            $6,747                          $6,627
Jun. 00                            $7,345                          $7,509
Jul. 00                            $7,306                          $7,489
Aug. 00                            $7,413                          $7,703
Sep. 00                            $6,747                          $7,025
Oct. 00                            $6,444                          $6,674
Nov. 00                            $6,542                          $6,717

ANNUALIZED                                FROM
TOTAL RETURN (%)         ONE YEAR    SEPTEMBER 1996
---------------------------------------------------
                          -16.07         -9.50

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE PACIFIC RIM.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Pacific Rim ex. Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM
SEPTEMBER 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

                                              SALOMON SMITH BARNEY EXTENDED
         UNITED KINGDOM SMALL COMPANY SERIES    MARKET INDEX-UNITED KINGDOM
                                     $10,000                        $10,000
Sep. 96                              $10,078                        $10,017
Oct. 96                              $10,566                        $10,526
Nov. 96                              $10,869                        $10,863
Dec. 96                              $11,279                        $11,235
Jan. 97                              $11,142                        $10,966
Feb. 97                              $11,523                        $11,354
Mar. 97                              $11,602                        $11,280
Apr. 97                              $11,416                        $11,066
May. 97                              $11,358                        $11,101
Jun. 97                              $11,241                        $11,153
Jul. 97                              $10,880                        $11,072
Aug. 97                              $11,163                        $11,354
Sep. 97                              $11,564                        $11,907
Oct. 97                              $11,974                        $12,039
Nov. 97                              $11,847                        $12,108
Dec. 97                              $11,730                        $12,139
Jan. 98                              $11,798                        $12,313
Feb. 98                              $12,248                        $13,104
Mar. 98                              $13,263                        $14,302
Apr. 98                              $13,312                        $14,560
May. 98                              $13,810                        $14,978
Jun. 98                              $13,311                        $14,353
Jul. 98                              $12,334                        $13,888
Aug. 98                              $11,103                        $12,466
Sep. 98                              $10,596                        $12,070
Oct. 98                              $10,362                        $12,423
Nov. 98                              $10,284                        $12,603
Dec. 98                              $10,469                        $12,675
Jan. 99                              $10,645                        $13,048
Feb. 99                              $10,996                        $13,324
Mar. 99                              $11,651                        $13,872
Apr. 99                              $12,432                        $14,734
May. 99                              $12,364                        $14,309
Jun. 99                              $12,677                        $14,524
Jul. 99                              $13,497                        $15,238
Aug. 99                              $13,937                        $15,242
Sep. 99                              $13,683                        $14,801
Oct. 99                              $13,508                        $14,538
Nov. 99                              $14,065                        $15,756
Dec. 99                              $14,914                        $16,886
Jan. 00                              $15,354                        $16,337
Feb. 00                              $15,032                        $16,784
Mar. 00                              $14,817                        $16,645
Apr. 00                              $13,557                        $15,793
May. 00                              $12,991                        $14,893
Jun. 00                              $14,075                        $15,926
Jul. 00                              $14,172                        $16,039
Aug. 00                              $14,446                        $16,322
Sep. 00                              $14,475                        $15,576
Oct. 00                              $13,810                        $15,080
Nov. 00                              $13,194                        $14,020

ANNUALIZED                                FROM
TOTAL RETURN (%)         ONE YEAR    SEPTEMBER 1996
---------------------------------------------------
                          -6.19           6.74

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE LOWER HALF BY MARKET CAP OF COMPANIES TRADED ON THE INTERNATIONAL STOCK EXCHANGE OF THE UNITED KINGDOM.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE UNITED KINGDOM.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM
SEPTEMBER 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

                                               SALOMON SMITH BARNEY EXTENDED
         CONTINENTAL SMALL COMPANY SERIES  MARKET INDEX-EUROPE EX. UNITED KINGDOM
                                   $9,900                                 $10,000
Sep. 96                            $9,761                                  $9,977
Oct. 96                            $9,940                                 $10,032
Nov. 96                           $10,128                                 $10,279
Dec. 96                           $10,326                                 $10,461
Jan. 97                           $10,584                                 $10,657
Feb. 97                           $10,604                                 $10,763
Mar. 97                           $10,980                                 $11,103
Apr. 97                           $10,683                                 $10,873
May. 97                           $11,118                                 $11,420
Jun. 97                           $11,504                                 $11,807
Jul. 97                           $11,474                                 $11,955
Aug. 97                           $11,296                                 $11,487
Sep. 97                           $12,098                                 $12,326
Oct. 97                           $11,752                                 $11,841
Nov. 97                           $11,495                                 $11,785
Dec. 97                           $11,585                                 $11,979
Jan. 98                           $12,011                                 $12,438
Feb. 98                           $12,912                                 $13,488
Mar. 98                           $14,140                                 $14,596
Apr. 98                           $14,704                                 $14,986
May. 98                           $15,486                                 $15,884
Jun. 98                           $15,080                                 $15,498
Jul. 98                           $15,139                                 $15,825
Aug. 98                           $13,565                                 $13,676
Sep. 98                           $12,922                                 $12,992
Oct. 98                           $13,298                                 $13,757
Nov. 98                           $13,783                                 $14,248
Dec. 98                           $13,911                                 $14,758
Jan. 99                           $13,199                                 $14,459
Feb. 99                           $12,951                                 $13,941
Mar. 99                           $12,753                                 $13,824
Apr. 99                           $13,129                                 $14,277
May. 99                           $12,990                                 $14,013
Jun. 99                           $13,080                                 $14,221
Jul. 99                           $13,367                                 $14,514
Aug. 99                           $13,457                                 $14,737
Sep. 99                           $13,516                                 $14,630
Oct. 99                           $13,317                                 $14,559
Nov. 99                           $12,971                                 $14,881
Dec. 99                           $13,585                                 $16,542
Jan. 00                           $13,356                                 $16,123
Feb. 00                           $14,227                                 $17,491
Mar. 00                           $14,267                                 $17,258
Apr. 00                           $13,544                                 $16,164
May. 00                           $13,950                                 $16,156
Jun. 00                           $14,494                                 $16,721
Jul. 00                           $14,187                                 $16,556
Aug. 00                           $14,207                                 $16,619
Sep. 00                           $13,930                                 $15,744
Oct. 00                           $13,306                                 $14,935
Nov. 00                           $13,315                                 $14,324

ANNUALIZED                                FROM
TOTAL RETURN (%)         ONE YEAR    SEPTEMBER 1996
---------------------------------------------------
                           1.62           6.97

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, AND SWITZERLAND.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN CONTINENTAL EUROPE.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         EMERGING MARKETS SERIES  MSCI EMERGING MARKETS FREE INDEX (PRICE ONLY)
                 $9,850                              $10,000
May. 94                  $10,175                                        $10,320
Jun. 94                  $10,057                                        $10,018
Jul. 94                  $10,805                                        $10,635
Aug. 94                  $11,780                                        $11,942
Sep. 94                  $11,908                                        $12,066
Oct. 94                  $11,564                                        $11,832
Nov. 94                  $11,200                                        $11,204
Dec. 94                  $10,392                                        $10,296
Jan. 95                   $9,427                                         $9,194
Feb. 95                   $9,378                                         $8,950
Mar. 95                   $9,791                                         $8,985
Apr. 95                  $10,274                                         $9,371
May. 95                  $11,003                                         $9,844
Jun. 95                  $11,072                                         $9,853
Jul. 95                  $11,515                                        $10,059
Aug. 95                  $11,082                                         $9,809
Sep. 95                  $10,875                                         $9,749
Oct. 95                  $10,510                                         $9,367
Nov. 95                  $10,466                                         $9,191
Dec. 95                  $10,783                                         $9,581
Jan. 96                  $11,947                                        $10,253
Feb. 96                  $11,698                                        $10,073
Mar. 96                  $11,798                                        $10,133
Apr. 96                  $12,136                                        $10,502
May. 96                  $12,136                                        $10,429
Jun. 96                  $12,236                                        $10,472
Jul. 96                  $11,191                                         $9,738
Aug. 96                  $11,509                                         $9,973
Sep. 96                  $11,757                                        $10,045
Oct. 96                  $11,499                                         $9,770
Nov. 96                  $11,907                                         $9,922
Dec. 96                  $12,066                                         $9,954
Jan. 97                  $13,300                                        $10,624
Feb. 97                  $13,469                                        $11,072
Mar. 97                  $13,090                                        $10,754
Apr. 97                  $12,582                                        $10,735
May. 97                  $13,209                                        $11,014
Jun. 97                  $13,756                                        $11,580
Jul. 97                  $13,775                                        $11,729
Aug. 97                  $11,766                                        $10,223
Sep. 97                  $12,254                                        $10,490
Oct. 97                  $10,444                                         $8,760
Nov. 97                   $9,897                                         $8,435
Dec. 97                   $9,817                                         $8,619
Jan. 98                   $9,639                                         $7,936
Feb. 98                  $10,583                                         $8,760
Mar. 98                  $10,952                                         $9,111
Apr. 98                  $10,783                                         $8,994
May. 98                   $9,540                                         $7,734
Jun. 98                   $8,694                                         $6,907
Jul. 98                   $9,053                                         $7,101
Aug. 98                   $6,765                                         $5,022
Sep. 98                   $6,775                                         $5,326
Oct. 98                   $7,880                                         $5,880
Nov. 98                   $8,675                                         $6,363
Dec. 98                   $8,924                                         $6,247
Jan. 99                   $8,706                                         $6,142
Feb. 99                   $8,795                                         $6,197
Mar. 99                   $9,591                                         $6,994
Apr. 99                  $11,302                                         $7,849
May. 99                  $11,292                                         $7,779
Jun. 99                  $12,397                                         $8,646
Jul. 99                  $12,208                                         $8,398
Aug. 99                  $12,158                                         $8,468
Sep. 99                  $11,761                                         $8,171
Oct. 99                  $12,218                                         $8,338
Nov. 99                  $13,342                                         $9,082
Dec. 99                  $15,371                                        $10,226
Jan. 00                  $15,133                                        $10,267
Feb. 00                  $14,735                                        $10,399
Mar. 00                  $14,825                                        $10,433
Apr. 00                  $13,870                                         $9,430
May. 00                  $13,105                                         $9,020
Jun. 00                  $13,373                                         $9,308
Jul. 00                  $12,587                                         $8,819
Aug. 00                  $12,727                                         $8,849
Sep. 00                  $11,812                                         $8,065
Oct. 00                  $11,065                                         $7,477
Nov. 00                  $10,369                                         $6,819

ANNUALIZED                                           FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    MAY 1994
------------------------------------------------------------
                          -22.67       -0.29         0.55

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
JANUARY 1997-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         EMERGING MARKETS   MSCI EMERGING MARKETS
         SMALL CAP SERIES  FREE INDEX (PRICE ONLY)
                   $9,900                  $10,000
Jan. 97           $10,902                  $10,673
Feb. 97           $11,160                  $11,122
Mar. 97           $10,714                  $10,803
Apr. 97           $10,109                  $10,785
May. 97           $10,267                  $11,064
Jun. 97           $10,674                  $11,633
Jul. 97           $10,713                  $11,783
Aug. 97            $9,314                  $10,270
Sep. 97            $9,502                  $10,538
Oct. 97            $8,441                   $8,800
Nov. 97            $7,865                   $8,474
Dec. 97            $7,627                   $8,658
Jan. 98            $6,923                   $7,973
Feb. 98            $7,230                   $8,800
Mar. 98            $7,577                   $9,152
Apr. 98            $7,805                   $9,035
May. 98            $7,359                   $7,769
Jun. 98            $6,883                   $6,939
Jul. 98            $7,071                   $7,134
Aug. 98            $5,415                   $5,045
Sep. 98            $5,197                   $5,350
Oct. 98            $5,862                   $5,907
Nov. 98            $6,636                   $6,392
Dec. 98            $6,854                   $6,276
Jan. 99            $6,556                   $6,170
Feb. 99            $6,556                   $6,225
Mar. 99            $7,191                   $7,027
Apr. 99            $8,739                   $7,885
May. 99            $9,046                   $7,815
Jun. 99           $10,177                   $8,686
Jul. 99           $10,118                   $8,436
Aug. 99           $10,316                   $8,507
Sep. 99           $10,187                   $8,209
Oct. 99           $10,535                   $8,376
Nov. 99           $11,377                   $9,124
Dec. 99           $12,805                  $10,273
Jan. 00           $13,063                  $10,314
Feb. 00           $12,884                  $10,447
Mar. 00           $12,844                  $10,481
Apr. 00           $11,911                   $9,473
May. 00           $11,247                   $9,061
Jun. 00           $11,226                   $9,351
Jul. 00           $10,859                   $8,859
Aug. 00           $10,819                   $8,890
Sep. 00           $10,135                   $8,102
Oct. 00            $9,332                   $7,511
Nov. 00            $8,727                   $6,850

ANNUALIZED                               FROM
TOTAL RETURN (%)         ONE YEAR    JANUARY 1997
-------------------------------------------------
                          -24.06        -3.42

- THE SERIES PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME SERIES VS.
THREE-MONTH U.S. TREASURY BILL INDEX
MARCH 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA ONE-YEAR FIXED INCOME SERIES  THREE MONTH U.S. TREASURY BILL INDEX
                                  $10,000                               $10,000
Mar. 93                           $10,048                               $10,025
Apr. 93                           $10,097                               $10,050
May. 93                           $10,104                               $10,072
Jun. 93                           $10,149                               $10,102
Jul. 93                           $10,180                               $10,129
Aug. 93                           $10,229                               $10,157
Sep. 93                           $10,268                               $10,184
Oct. 93                           $10,290                               $10,208
Nov. 93                           $10,308                               $10,233
Dec. 93                           $10,343                               $10,264
Jan. 94                           $10,395                               $10,294
Feb. 94                           $10,376                               $10,313
Mar. 94                           $10,373                               $10,343
Apr. 94                           $10,368                               $10,369
May. 94                           $10,390                               $10,400
Jun. 94                           $10,425                               $10,443
Jul. 94                           $10,486                               $10,481
Aug. 94                           $10,527                               $10,517
Sep. 94                           $10,545                               $10,556
Oct. 94                           $10,580                               $10,602
Nov. 94                           $10,575                               $10,644
Dec. 94                           $10,607                               $10,697
Jan. 95                           $10,708                               $10,751
Feb. 95                           $10,810                               $10,802
Mar. 95                           $10,877                               $10,857
Apr. 95                           $10,949                               $10,908
May. 95                           $11,066                               $10,965
Jun. 95                           $11,129                               $11,021
Jul. 95                           $11,188                               $11,074
Aug. 95                           $11,245                               $11,129
Sep. 95                           $11,296                               $11,178
Oct. 95                           $11,356                               $11,231
Nov. 95                           $11,410                               $11,281
Dec. 95                           $11,465                               $11,343
Jan. 96                           $11,518                               $11,396
Feb. 96                           $11,564                               $11,441
Mar. 96                           $11,616                               $11,483
Apr. 96                           $11,656                               $11,533
May. 96                           $11,696                               $11,584
Jun. 96                           $11,759                               $11,631
Jul. 96                           $11,814                               $11,683
Aug. 96                           $11,872                               $11,736
Sep. 96                           $11,943                               $11,791
Oct. 96                           $12,031                               $11,842
Nov. 96                           $12,103                               $11,893
Dec. 96                           $12,142                               $11,945
Jan. 97                           $12,202                               $12,000
Feb. 97                           $12,254                               $12,047
Mar. 97                           $12,274                               $12,097
Apr. 97                           $12,357                               $12,155
May. 97                           $12,417                               $12,217
Jun. 97                           $12,492                               $12,263
Jul. 97                           $12,578                               $12,318
Aug. 97                           $12,616                               $12,371
Sep. 97                           $12,691                               $12,428
Oct. 97                           $12,766                               $12,481
Nov. 97                           $12,806                               $12,530
Dec. 97                           $12,876                               $12,584
Jan. 98                           $12,953                               $12,643
Feb. 98                           $13,007                               $12,688
Mar. 98                           $13,075                               $12,748
Apr. 98                           $13,125                               $12,805
May. 98                           $13,199                               $12,859
Jun. 98                           $13,250                               $12,913
Jul. 98                           $13,327                               $12,970
Aug. 98                           $13,388                               $13,030
Sep. 98                           $13,451                               $13,096
Oct. 98                           $13,501                               $13,147
Nov. 98                           $13,562                               $13,191
Dec. 98                           $13,630                               $13,243
Jan. 99                           $13,684                               $13,291
Feb. 99                           $13,725                               $13,330
Mar. 99                           $13,786                               $13,384
Apr. 99                           $13,846                               $13,432
May. 99                           $13,875                               $13,485
Jun. 99                           $13,935                               $13,541
Jul. 99                           $13,981                               $13,597
Aug. 99                           $14,016                               $13,651
Sep. 99                           $14,093                               $13,713
Oct. 99                           $14,145                               $13,766
Nov. 99                           $14,214                               $13,821
Dec. 99                           $14,270                               $13,884
Jan. 00                           $14,298                               $13,943
Feb. 00                           $14,391                               $14,005
Mar. 00                           $14,465                               $14,077
Apr. 00                           $14,517                               $14,144
May. 00                           $14,575                               $14,230
Jun. 00                           $14,693                               $14,291
Jul. 00                           $14,781                               $14,355
Aug. 00                           $14,873                               $14,430
Sep. 00                           $14,981                               $14,506
Oct. 00                           $15,059                               $14,582
Nov. 00                           $15,153                               $14,662

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    MARCH 1993
-------------------------------------------------------------
                           6.60        5.84           5.51

- THE SERIES MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVELS ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

- THIS SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Three-Month U.S. Treasury Bill index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
MARCH 1996-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA TWO-YEAR GLOBAL    MERRILL LYNCH 1-3      MERRILL LYNCH 1-3 YEAR
         FIXED INCOME SERIES  YEAR GOVERNMENT INDEX  GOVERNMENT/CORPORATE INDEX
                     $10,000                $10,000                     $10,000
Mar. 96              $10,047                 $9,991                      $9,993
Apr. 96              $10,097                 $9,999                     $10,002
May. 96              $10,148                $10,020                     $10,023
Jun. 96              $10,188                $10,092                     $10,096
Jul. 96              $10,260                $10,131                     $10,137
Aug. 96              $10,361                $10,166                     $10,172
Sep. 96              $10,439                $10,258                     $10,265
Oct. 96              $10,531                $10,374                     $10,381
Nov. 96              $10,602                $10,454                     $10,461
Dec. 96              $10,647                $10,454                     $10,462
Jan. 97              $10,720                $10,503                     $10,511
Feb. 97              $10,762                $10,528                     $10,536
Mar. 97              $10,766                $10,523                     $10,534
Apr. 97              $10,830                $10,610                     $10,620
May. 97              $10,904                $10,682                     $10,694
Jun. 97              $10,982                $10,755                     $10,767
Jul. 97              $11,036                $10,874                     $10,887
Aug. 97              $11,079                $10,884                     $10,898
Sep. 97              $11,149                $10,966                     $10,981
Oct. 97              $11,192                $11,047                     $11,061
Nov. 97              $11,236                $11,074                     $11,087
Dec. 97              $11,287                $11,149                     $11,163
Jan. 98              $11,378                $11,257                     $11,271
Feb. 98              $11,423                $11,268                     $11,282
Mar. 98              $11,490                $11,314                     $11,331
Apr. 98              $11,524                $11,367                     $11,385
May. 98              $11,593                $11,427                     $11,448
Jun. 98              $11,645                $11,487                     $11,507
Jul. 98              $11,704                $11,541                     $11,562
Aug. 98              $11,784                $11,686                     $11,698
Sep. 98              $11,854                $11,841                     $11,850
Oct. 98              $11,912                $11,899                     $11,902
Nov. 98              $11,964                $11,889                     $11,890
Dec. 98              $12,034                $11,930                     $11,936
Jan. 99              $12,093                $11,978                     $11,987
Feb. 99              $12,140                $11,919                     $11,935
Mar. 99              $12,207                $12,003                     $12,022
Apr. 99              $12,254                $12,041                     $12,064
May. 99              $12,278                $12,034                     $12,057
Jun. 99              $12,327                $12,071                     $12,094
Jul. 99              $12,351                $12,110                     $12,127
Aug. 99              $12,400                $12,145                     $12,159
Sep. 99              $12,467                $12,224                     $12,241
Oct. 99              $12,491                $12,257                     $12,277
Nov. 99              $12,544                $12,280                     $12,304
Dec. 99              $12,608                $12,297                     $12,326
Jan. 00              $12,633                $12,293                     $12,323
Feb. 00              $12,710                $12,375                     $12,406
Mar. 00              $12,767                $12,452                     $12,479
Apr. 00              $12,818                $12,484                     $12,508
May. 00              $12,857                $12,535                     $12,553
Jun. 00              $12,939                $12,666                     $12,690
Jul. 00              $13,005                $12,745                     $12,776
Aug. 00              $13,083                $12,840                     $12,874
Sep. 00              $13,176                $12,932                     $12,975
Oct. 00              $13,242                $13,002                     $13,036
Nov. 00              $13,333                $13,125                     $13,164

ANNUALIZED                              FROM
TOTAL RETURN (%)         ONE YEAR    MARCH 1996
-----------------------------------------------
                           6.29         6.24

- THE SERIES SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX IS MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE MERRILL LYNCH 1-3 YEAR GOVERNMENT INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.1%)
 Abbott Laboratories...................................      415,200   $   22,861,950
 *Adaptec, Inc.........................................       26,500          290,672
 *ADC Telecommunications, Inc..........................      206,800        4,181,237
 Adobe Systems, Inc....................................       64,400        4,079,337
 *Advanced Micro Devices, Inc..........................       83,600        1,274,900
 *AES Corp.............................................      122,300        6,344,312
 Aetna, Inc............................................       38,000        2,557,875
 AFLAC, Inc............................................       71,200        5,010,700
 *Agilent Technologies, Inc............................      121,223        6,326,325
 Air Products & Chemicals, Inc.........................       61,300        2,111,019
 Alberto-Culver Co. Class B............................       15,000          549,375
 Albertson's Inc.......................................      113,400        2,898,787
 Alcan Aluminum, Ltd...................................       89,500        2,718,562
 Alcoa, Inc............................................      232,000        6,539,500
 Allegheny Teledyne, Inc...............................       21,750          432,281
 Allergan, Inc.........................................       35,300        3,276,281
 *Allied Waste Industries, Inc.........................       52,800          650,100
 Allstate Corp.........................................      196,800        7,527,600
 Alltel Corp...........................................       84,800        5,194,000
 *Altera Corp..........................................      106,800        2,559,862
 *Alza Corp............................................       62,400        2,769,000
 Amerada Hess Corp.....................................       24,100        1,476,125
 Ameren Corp...........................................       36,700        1,628,562
 *America Online, Inc..................................      618,900       25,133,529
 American Electric Power Co., Inc......................       86,160        3,963,360
 American Express Co...................................      356,700       19,596,206
 American General Corp.................................       67,600        5,065,775
 American Greetings Corp. Class A......................       17,300          158,944
 American Home Products Corp...........................      349,100       20,989,637
 American International Group, Inc.....................      620,000       60,101,250
 *American Power Conversion Corp.......................       52,200          618,244
 *Amgen, Inc...........................................      275,700       17,541,412
 *AMR Corp.............................................       40,100        1,340,844
 AmSouth Bancorporation................................      101,000        1,502,375
 Anadarko Petroleum Corp...............................       65,176        3,877,972
 *Analog Devices, Inc..................................       95,300        4,729,262
 *Andrew Corp..........................................       21,700          395,347
 Anheuser-Busch Companies, Inc.........................      242,800       11,517,825
 AON Corp..............................................       68,300        2,121,569
 Apache Corp...........................................       32,600        1,703,350
 *Apple Computer, Inc..................................       87,300        1,443,178
 Applera Corporation - Applied Biosystems Group........       55,900        4,618,737
 *Applied Materials, Inc...............................      217,300        8,793,859
 Archer-Daniels Midland Co.............................      169,315        2,158,766
 Ashland, Inc..........................................       18,700          586,712
 Associates First Capital Corp. Class A................      195,200        6,893,000
 AT & T Corp...........................................    1,006,315       19,748,932
 Autodesk, Inc.........................................       15,400          398,475
 Automatic Data Processing, Inc........................      168,000       11,088,000
 *Autozone, Inc........................................       34,100          880,206
 *Avaya Inc............................................       74,583          871,689
 Avery Dennison Corp...................................       29,900        1,644,500
 Avon Products, Inc....................................       63,500        2,643,187
 B B & T Corp..........................................      107,100        3,574,462
 Baker Hughes, Inc.....................................       88,500        2,926,031

                                                            SHARES             VALUE+
                                                            ------             ------

 Ball Corp.............................................        7,700   $      299,819
 Bank of America Corp..................................      440,200       17,580,487
 Bank of New York Co., Inc.............................      197,900       10,921,606
 Bank One Corp.........................................      309,900       11,098,294
 Bard (C.R.), Inc......................................       13,700          674,725
 Barrick Gold Corp.....................................      106,200        1,593,000
 Bausch & Lomb, Inc....................................       14,300          626,519
 Baxter International, Inc.............................       78,200        6,769,187
 Bear Stearns Companies, Inc...........................       28,800        1,323,000
 Becton Dickinson & Co.................................       67,900        2,308,600
 *Bed, Bath and Beyond, Inc............................       75,700        1,577,872
 Bellsouth Corp........................................      502,000       20,989,875
 Bemis Co., Inc........................................       14,300          424,531
 *Best Buy Co., Inc....................................       55,200        1,421,400
 *Bethlehem Steel Corp.................................       35,500           79,875
 *Biogen, Inc..........................................       39,700        2,174,816
 Biomet, Inc...........................................       47,600        1,762,687
 Black & Decker Corp...................................       22,300          806,981
 Block (H.&R.), Inc....................................       24,600          865,612
 *BMC Software, Inc....................................       66,100        1,146,422
 Boeing Co.............................................      240,500       16,609,531
 Boise Cascade Corp....................................       15,300          441,787
 *Boston Scientific Corp...............................      108,900        1,402,087
 Briggs & Stratton Corp................................        5,800          215,325
 Bristol Myers Squibb Co...............................      526,900       36,520,756
 *Broadcom Corp........................................       59,700        5,820,750
 *Broadvision, Inc.....................................       71,600        1,622,187
 Brown-Forman Corp. Class B............................       18,400        1,191,400
 Brunswick Corp........................................       23,300          400,469
 Burlington Northern Santa Fe Corp.....................      108,300        2,741,344
 Burlington Resources, Inc.............................       57,700        2,354,881
 C.I.T. Group, Inc. Class A............................       70,300        1,181,919
 *Cabletron Systems, Inc...............................       49,300          776,475
 *Calpine Corp.........................................       75,300        2,673,150
 Campbell Soup Co......................................      112,800        3,764,700
 Capital One Financial Corp............................       52,700        2,941,319
 Cardinal Health, Inc..................................       74,700        7,465,331
 Carnival Corp.........................................      157,900        3,582,356
 Caterpillar, Inc......................................       92,400        3,632,475
 *Cendant Corp.........................................      194,700        1,788,806
 Centex Corp...........................................       15,800          558,925
 CenturyTel, Inc.......................................       37,600        1,323,050
 *Ceridian Corp........................................       38,906          892,406
 Charter One Financial, Inc............................       56,360        1,352,640
 Chase Manhattan Corp..................................      350,600       12,928,375
 Chevron Corp..........................................      174,800       14,311,750
 *Chiron Corp..........................................       49,800        2,037,131
 Chubb Corp............................................       46,900        3,822,350
 CIGNA Corp............................................       42,300        5,573,025
 Cincinnati Financial Corp.............................       43,000        1,573,531
 Cinergy Corp..........................................       42,593        1,360,314
 Circuit City Stores, Inc. (Carmax Group)..............       55,000          697,812
 *Cisco Sytems, Inc....................................    1,901,500       90,974,891
 Citigroup, Inc........................................    1,205,700       60,058,931
 *Citrix Systems, Inc..................................       49,700        1,185,034
 *Clear Channel Communications, Inc....................      156,800        7,918,400
 Clorox Co.............................................       62,800        2,806,375

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 CMS Energy Corp.......................................       32,400   $      901,125
 Coastal Corp..........................................       57,300        4,197,225
 Coca-Cola Co..........................................      663,500       41,551,687
 Coca-Cola Enterprises, Inc............................      112,100        2,459,194
 Colgate-Palmolive Co..................................      153,700        9,029,875
 *Comcast Corp. Class A Special........................      242,600        9,332,519
 Comerica, Inc.........................................       41,850        2,178,816
 Compaq Computer Corp..................................      455,600        9,795,400
 Computer Associates International, Inc................      158,200        4,132,975
 *Computer Sciences Corp...............................       45,100        3,075,256
 *Compuware Corp.......................................       97,800          673,903
 *Comverse Tecnology, Inc..............................       41,900        3,612,566
 Conagra, Inc..........................................      142,800        3,632,475
 *Conexant Systems, Inc................................       61,200        1,245,037
 Conoco, Inc...........................................      166,900        4,182,931
 Conseco, Inc..........................................       87,200          626,750
 Consolidated Edison, Inc..............................       56,900        2,119,525
 *Consolidated Stores Corp.............................       29,700          254,306
 Constellation Energy Group............................       40,150        1,633,603
 *Convergys Corp.......................................       41,300        1,737,181
 Cooper Industries, Inc................................       25,100        1,024,394
 Cooper Tire & Rubber Co...............................       19,500          180,375
 Coors (Adolph) Co. Class B............................        9,900          742,500
 Corning, Inc..........................................      236,300       13,823,550
 *Costco Wholesale Corp................................      119,700        3,908,953
 Countrywide Credit Industries, Inc....................       30,700        1,139,737
 CP&L Energy, Inc......................................       42,700        1,836,100
 Crane Co..............................................       16,300          411,575
 Crown Cork & Seal Co., Inc............................       33,700          136,906
 CSX Corp..............................................       58,700        1,522,531
 Cummins Engine Co., Inc...............................       11,100          391,969
 CVS Corp..............................................      104,500        5,943,437
 Dana Corp.............................................       39,900          668,325
 Danaher Corp..........................................       38,000        2,477,125
 Darden Restaurants, Inc...............................       32,700          862,462
 Deere & Co............................................       62,800        2,555,175
 *Dell Computer Corp...................................      693,400       13,326,281
 Delphi Automotive Systems Corp........................      150,100        2,073,256
 Delta Air Lines, Inc..................................       32,900        1,562,750
 Deluxe Corp...........................................       19,400          452,262
 Devon Energy Corp.....................................       34,100        1,679,425
 Dillards, Inc. Class A................................       25,100          276,100
 *Disney (Walt) Co.....................................      558,700       16,167,381
 Dollar General Corp...................................       88,000        1,259,500
 Dominion Resources, Inc...............................       63,900        3,834,000
 Donnelley (R.R.) & Sons Co............................       32,700          731,662
 Dover Corp............................................       54,500        2,231,094
 Dow Chemical Co.......................................      181,700        5,553,206
 Dow Jones & Co., Inc..................................       23,500        1,329,219
 DTE Energy Co.........................................       38,300        1,453,006
 Duke Power Co.........................................       98,700        8,876,831
 DuPont (E.I.) de Nemours & Co., Inc...................      279,300       11,817,881
 Dynegy Inc............................................       83,000        3,672,750
 Eastman Chemical Co...................................       20,600          889,662
 Eastman Kodak Co......................................       82,300        3,456,600
 Eaton Corp............................................       19,700        1,381,462
 Ecolab, Inc...........................................       34,300        1,489,906
 Edison International..................................       87,200        2,000,150
 El Paso Energy Corp...................................       62,400        3,747,900
 Electronic Data Systems Corp..........................      124,900        6,611,894

                                                            SHARES             VALUE+
                                                            ------             ------

 *EMC Corp. MA.........................................      584,200   $   43,449,875
 Emerson Electric Co...................................      114,600        8,351,475
 Engelhard Corp........................................       34,200          673,312
 Enron Corp............................................      197,900       12,814,025
 Entergy Corp..........................................       59,800        2,459,275
 EOG Resources, Inc....................................       31,200        1,324,050
 Equifax, Inc..........................................       37,900        1,260,175
 Exelon Corp...........................................       86,900        5,757,125
 Exxon Mobil Corp......................................      933,500       82,148,000
 Fannie Mae............................................      270,100       21,337,900
 Federal Home Loan Mortgage Corp.......................      186,400       11,265,550
 *Federated Department Stores, Inc.....................       55,600        1,695,800
 *FedEx Corp...........................................       76,200        3,651,504
 Fifth Third Bancorp...................................      124,450        6,665,853
 First Data Corp.......................................      108,500        5,553,844
 First Union Corp......................................      264,100        6,635,512
 Firstar Corp..........................................      256,900        4,977,437
 FirstEnergy Corp......................................       61,300        1,808,350
 FleetBoston Financial Corp............................      241,800        9,067,500
 Fluor Corp............................................       20,300          740,950
 *FMC Corp.............................................        8,200          556,575
 Ford Motor Co.........................................      507,300       11,541,075
 *Forest Laboratories, Inc.............................       23,800        3,224,900
 Fortune Brands, Inc...................................       42,100        1,215,637
 FPL Group, Inc........................................       47,800        3,166,750
 Franklin Resources, Inc...............................       65,400        2,368,134
 *Freeport McMoran Copper & Gold, Inc. Class B.........       41,000          330,562
 Gannett Co., Inc......................................       70,400        3,775,200
 Gap, Inc..............................................      228,000        5,685,750
 *Gateway, Inc.........................................       86,500        1,643,500
 General Dynamics Corp.................................       53,000        4,041,250
 General Electric Co...................................    2,654,200      131,548,787
 General Mills, Inc....................................       76,500        3,146,062
 General Motors Corp...................................      143,500        7,103,250
 Genuine Parts Co......................................       47,000          901,812
 Georgia-Pacific Corp..................................       60,479        1,523,339
 Gillette Co...........................................      282,200        9,559,525
 *Global Crossing, Ltd.................................      235,700        2,916,787
 Golden West Financial Corp............................       42,500        2,488,906
 Goodrich (B.F.) Co....................................       27,300        1,033,987
 Goodyear Tire & Rubber Co.............................       42,000          711,900
 GPU, Inc..............................................       32,600        1,147,112
 Grainger (W.W.), Inc..................................       25,200          921,375
 Great Lakes Chemical Corp.............................       14,000          489,125
 *Guidant Corp.........................................       82,000        4,422,875
 Halliburton Co........................................      119,200        3,978,300
 Harcourt General, Inc.................................       19,623        1,083,975
 Harley-Davidson, Inc..................................       81,100        3,684,981
 *Harrahs Entertainment, Inc...........................       31,300          876,400
 Hartford Financial Services Group, Inc................       60,300        4,266,225
 Hasbro, Inc...........................................       46,200          534,187
 HCA - The Heathcare Company...........................      149,500        6,194,906
 *Healthsouth Corp.....................................      103,400        1,441,137
 Heinz (H.J.) Co.......................................       92,900        4,238,562
 Hercules, Inc.........................................       28,800          547,200
 Hershey Foods Corp....................................       36,800        2,327,600
 Hewlett-Packard Co....................................      534,600       16,906,725
 Hilton Hotels Corp....................................       98,800          926,250
 Home Depot, Inc.......................................      620,600       24,319,762

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Homestake Mining Co...................................       70,500   $      348,094
 Honeywell International, Inc..........................      214,600       10,461,750
 Household International, Inc..........................      126,400        6,304,200
 *Humana, Inc..........................................       44,400          532,800
 Huntington Bancshares, Inc............................       67,310        1,024,374
 Illinois Tool Works, Inc..............................       81,000        4,561,312
 IMS Health, Inc.......................................       79,700        2,231,600
 *Inco, Ltd............................................       48,700          700,062
 Ingersoll-Rand Co.....................................       43,300        1,742,825
 Intel Corp............................................    1,799,100       68,534,466
 International Business Machines Corp..................      471,900       44,122,650
 International Flavors & Fragrances, Inc...............       26,700          498,956
 International Paper Co................................      129,794        4,396,772
 Interpublic Group of Companies, Inc...................       82,600        3,226,562
 ITT Industries, Inc...................................       23,500          782,844
 *JDS Uniphase Corp....................................      250,600       12,576,987
 Jefferson-Pilot Corp..................................       27,700        1,890,525
 Johnson & Johnson.....................................      372,500       37,250,000
 Johnson Controls, Inc.................................       22,900        1,262,362
 *K Mart Corp..........................................      128,800          708,400
 Kaufman & Broad Home Corp.............................       12,900          404,737
 Kellogg Co............................................      108,700        2,676,737
 Kerr-McGee Corp.......................................       25,300        1,538,556
 Keycorp...............................................      115,300        2,875,294
 KeySpan Corporation...................................       36,000        1,372,500
 Kimberly Clark Corp...................................      144,100       10,077,994
 *King Pharmaceuticals, Inc............................       44,400        2,164,500
 *KLA-Tencor Corp......................................       49,700        1,365,197
 Knight Ridder, Inc....................................       20,300        1,044,181
 *Kohls Corp...........................................       88,100        4,718,856
 *Kroger Co............................................      221,400        5,867,100
 Leggett and Platt, Inc................................       52,700          859,669
 Lehman Brothers Holdings, Inc.........................       64,800        3,211,650
 *Lexmark International Group, Inc.....................       34,200        1,573,200
 Lilly (Eli) & Co......................................      302,800       28,368,575
 Limited, Inc..........................................      115,700        2,248,919
 Lincoln National Corp.................................       51,100        2,309,081
 Linear Technology Corp................................       83,500        3,953,203
 Liz Claiborne, Inc....................................       14,400          565,200
 Lockheed Martin Corp..................................      114,400        3,901,040
 Loews Corp............................................       26,500        2,504,250
 Longs Drug Stores Corp................................       10,200          202,725
 Louisiana-Pacific Corp................................       27,900          197,044
 Lowe's Companies, Inc.................................      102,500        4,106,406
 *LSI Logic Corp.......................................       83,200        1,497,600
 Lucent Technologies, Inc..............................      894,700       13,923,769
 *Manor Care, Inc......................................       27,400          465,800
 Marriott International, Inc. Class A..................       64,200        2,660,287
 Marsh & McLennan Companies, Inc.......................       72,900        8,392,612
 Masco Corp............................................      122,500        2,365,781
 Mattel, Inc...........................................      114,300        1,443,037
 *Maxim Integrated Products, Inc.......................       75,900        3,868,528
 May Department Stores Co..............................       79,800        2,239,388
 Maytag Corp...........................................       20,800          595,400
 MBIA, Inc.............................................       26,300        1,811,413
 MBNA Corp.............................................      228,300        8,147,456
 McDermott International, Inc..........................       16,200          145,800
 McDonalds Corp........................................      353,700       11,274,188
 McGraw-Hill Companies, Inc............................       52,400        2,783,750

                                                            SHARES             VALUE+
                                                            ------             ------

 McKesson HBOC, Inc....................................       76,200   $    2,505,075
 Mead Corp.............................................       27,400          724,388
 *Medimmune, Inc.......................................       56,300        2,989,178
 Medtronic, Inc........................................      320,900       17,087,925
 Mellon Financial Corp.................................      130,700        6,126,563
 Merck & Co., Inc......................................      616,200       57,114,038
 *Mercury Interactive Corp.............................       21,500        1,446,547
 Meredith Corp.........................................       13,600          417,350
 Merrill Lynch & Co., Inc..............................      215,300       12,460,488
 MGIC Investment Corp..................................       28,500        1,795,500
 *Micron Technology, Inc...............................      151,200        4,762,800
 *Microsoft Corp.......................................    1,410,200       80,910,225
 Millipore Corp........................................       12,400          545,600
 Minnesota Mining & Manufacturing Co...................      106,100       10,596,738
 Molex, Inc............................................       52,600        2,158,244
 Moody's Corp..........................................       43,400        1,125,688
 Morgan (J.P.) & Co., Inc..............................       42,700        5,756,494
 Morgan Stanley Dean Witter & Co.......................      301,600       19,113,900
 Motorola, Inc.........................................      584,200       11,720,513
 Nabisco Group Holdings Corp...........................       87,500        2,570,313
 *Nabors Industries, Inc...............................       39,100        1,718,054
 National City Corp....................................      162,700        4,026,825
 *National Semiconductor Corp..........................       47,700          885,431
 National Service Industries, Inc......................       10,900          224,131
 *Navistar International Corp..........................       15,900          516,750
 *NCR Corp.............................................       25,800        1,219,050
 *Network Appliance Corp...............................       83,900        4,145,184
 New York Times Class A................................       44,800        1,582,000
 Newell Rubbermaid, Inc................................       71,300        1,385,894
 Newmont Mining Corp...................................       45,058          704,031
 *Nextel Communications Corp. Class A..................      204,000        6,330,375
 *Niagara Mohawk Holdings, Inc.........................       43,000          706,813
 Nicor, Inc............................................       12,300          474,319
 Nike, Inc. Class B....................................       72,400        3,086,050
 NiSource, Inc.........................................       51,976        1,335,134
 *NiSource, Inc. S.A.I.L.S.............................            1                2
 Nordstrom, Inc........................................       34,800          558,975
 Norfolk Southern Corp.................................      102,900        1,479,188
 Nortel Network Corp...................................      800,200       30,207,550
 Northern Trust Corp...................................       59,600        5,138,638
 Northrop Grumman Corp.................................       19,200        1,618,800
 *Novell, Inc..........................................       87,000          463,547
 *Novellus Systems, Inc................................       35,100          912,600
 Nucor Corp............................................       21,700          754,075
 Occidental Petroleum Corp.............................       99,000        2,140,875
 *Office Depot, Inc....................................       81,900          542,588
 Old Kent Financial Corp...............................       36,625        1,423,797
 Omnicom Group, Inc....................................       47,500        3,734,688
 Oneok, Inc............................................        7,800          318,338
 *Oracle Systems Corp..................................    1,508,400       40,019,738
 *Owens-Illinois, Inc..................................       39,100          112,413
 Paccar, Inc...........................................       20,600          977,856
 *Pactiv Corp..........................................       45,300          529,444
 Pall Corp.............................................       33,000          657,938
 *Palm, Inc............................................      151,200        5,476,275
 *Parametric Technology Corp...........................       72,800          812,175
 Parker-Hannifin Corp..................................       30,125        1,165,461
 Paychex, Inc..........................................       99,650        5,795,270
 Penney (J.C.) Co., Inc................................       70,000          673,750

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Peoples Energy Corp...................................        9,500   $      390,688
 *Peoplesoft, Inc......................................       75,100        2,494,728
 Pepsico, Inc..........................................      386,500       17,537,438
 PerkinElmer, Inc......................................       13,300        1,184,531
 Pfizer, Inc...........................................    1,691,750       74,965,672
 PG&E Corp. (Holding Co.)..............................      103,400        2,837,038
 Pharmacia Corp........................................      348,000       21,228,000
 Phelps Dodge Corp.....................................       21,000        1,031,625
 Philip Morris Companies, Inc..........................      603,700       23,053,794
 Phillips Petroleum Co.................................       68,200        3,853,300
 Pinnacle West Capital Corp............................       22,600        1,052,313
 Pitney Bowes, Inc.....................................       68,600        1,993,688
 Placer Dome, Inc......................................       87,700          794,781
 PNC Financial Services Group, Inc.....................       77,200        5,133,800
 Polaroid Corp.........................................       12,000           90,000
 Potlatch Corp.........................................        7,500          234,844
 *Power-One, Inc.......................................       19,800          836,550
 PPG Industries, Inc...................................       46,600        1,942,638
 PPL Corp..............................................       38,700        1,615,725
 Praxair, Inc..........................................       42,500        1,527,344
 Price (T. Rowe) Associates, Inc.......................       32,400        1,177,538
 Procter & Gamble Co...................................      350,200       26,221,225
 Progressive Corp......................................       19,700        1,843,181
 Providian Financial Corp..............................       38,100        3,429,000
 Public Service Enterprise Group, Inc..................       57,600        2,462,400
 Pulte Corp............................................       10,800          417,150
 Quaker Oats Co........................................       35,600        3,094,975
 *QUALCOMM, Inc........................................      199,700       16,032,166
 *Quintiles Transnational Corp.........................       31,000          464,031
 *Qwest Communications International, Inc..............      445,176       16,805,394
 Radioshack Corp.......................................       49,800        2,334,375
 Ralston Purina Group..................................       82,200        2,162,888
 Raytheon Co. Class B..................................       91,200        3,197,700
 *Reebok International, Ltd............................       15,300          326,081
 Regions Financial Corp................................       58,600        1,419,219
 Reliant Energy, Inc...................................       78,900        3,096,825
 Rockwell International Corp...........................       49,700        2,000,425
 Rohm & Haas Co........................................       58,100        1,728,475
 *Rowan Companies, Inc.................................       25,300          502,838
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      574,400       34,284,500
 Russell Corp..........................................        8,700          145,181
 *Ryder System, Inc....................................       15,900          276,263
 *Sabre Holdings Corp..................................       34,522        1,232,004
 Safeco Corp...........................................       34,200          915,919
 *Safeway, Inc.........................................      133,200        7,850,475
 *Saint Jude Medical, Inc..............................       22,450        1,337,178
 Saint Paul Companies, Inc.............................       60,000        3,007,500
 *Sanmina Corp.........................................       40,500        3,090,656
 *Sapient Corp.........................................       31,700          559,703
 Sara Lee Corp.........................................      233,100        5,594,400
 SBC Communications, Inc...............................      908,500       49,910,719
 Schering-Plough Corp..................................      392,400       21,998,925
 Schlumberger, Ltd.....................................      152,600        9,461,200
 Schwab (Charles) Corp.................................      369,800       10,238,838
 Scientific-Atlanta, Inc...............................       42,700        1,724,013
 Seagram Co., Ltd......................................      117,100        5,576,888
 *Sealed Air Corp......................................       22,492          715,527
 Sears, Roebuck & Co...................................       91,800        2,977,992
 Sempra Energy.........................................       54,645        1,335,387

                                                            SHARES             VALUE+
                                                            ------             ------

 Sherwin-Williams Co...................................       43,500   $      948,844
 *Siebel Systems, Inc..................................      111,900        7,815,516
 Sigma-Aldrich Corp....................................       21,600          774,900
 Snap-On, Inc..........................................       15,800          409,813
 *Solectron Corp.......................................      170,700        4,779,600
 Southern Co...........................................      173,800        5,485,563
 SouthTrust Corp.......................................       45,100        1,523,534
 Southwest Airlines Co.................................      133,800        4,223,063
 Springs Industries, Inc. Class A......................        4,850          132,163
 Sprint Corp...........................................      237,100        5,453,300
 *Sprint Corp. (PCS Group).............................      248,800        5,644,650
 Stanley Works.........................................       23,000          619,563
 *Staples, Inc.........................................      121,600        1,463,000
 *Starbucks Corp.......................................       50,000        2,276,563
 Starwood Hotels and Resorts Worldwide, Inc............       52,900        1,692,800
 State Street Corp.....................................       43,300        5,585,700
 Stilwell Financial, Inc...............................       60,100        1,953,250
 Summit Bancorp........................................       46,600        1,732,938
 *Sun Microsystems.....................................      425,000       32,326,563
 Sunoco, Inc...........................................       23,300          646,575
 Suntrust Banks, Inc...................................       80,100        4,070,081
 Supervalu, Inc........................................       35,500          643,438
 Synovus Financial Corp................................       76,100        1,683,713
 Sysco Corp............................................       89,400        4,939,350
 Target Corp...........................................      243,700        7,326,231
 Tektronix, Inc........................................       25,900          613,506
 *Tellabs, Inc.........................................      110,000        5,826,563
 Temple-Inland, Inc....................................       13,700          630,200
 Tenet Healthcare Corp.................................       84,400        3,592,275
 *Teradyne, Inc........................................       46,500        1,397,906
 Texaco, Inc...........................................      147,500        8,564,219
 Texas Corp............................................       70,900        2,831,569
 Texas Instruments, Inc................................      463,200       17,283,150
 Textron, Inc..........................................       38,500        1,949,063
 *Thermo-Electron Corp.................................       46,600        1,351,400
 Thomas & Betts Corp...................................       15,500          226,688
 Tiffany & Co..........................................       38,900        1,329,894
 Time Warner, Inc......................................      354,400       21,972,800
 Timken Co.............................................       16,200          217,688
 TJX Companies, Inc....................................       78,300        2,006,438
 Torchmark Corp........................................       34,200        1,299,600
 Tosco Corp............................................       38,700        1,110,206
 *Toys R Us, Inc.......................................       54,700        1,035,881
 Transocean Sedco Forex, Inc...........................       56,300        2,244,963
 Tribune Co............................................       82,499        3,052,463
 *Tricon Global Restaurants, Inc.......................       39,000        1,404,000
 TRW, Inc..............................................       33,200        1,097,675
 Tupperware Corp.......................................       15,500          282,875
 Tyco International, Ltd...............................      451,600       23,821,900
 U.S. Bancorp..........................................      199,900        4,835,081
 Unilever NV...........................................      153,000        9,495,563
 Union Carbide Corp....................................       36,200        1,563,388
 Union Pacific Corp....................................       66,500        3,092,250
 Union Planters Corp...................................       36,000        1,224,000
 *Unisys Corp..........................................       83,800        1,021,313
 United Technologies Corp..............................      125,400        8,879,888
 Unitedhealth Group, Inc...............................       43,100        5,056,169
 Unocal Corp...........................................       65,200        2,224,950
 UnumProvident Corp....................................       64,500        1,741,500
 USA Education, Inc....................................       41,700        2,413,388

THE U.S. LARGE COMPANY SERIES

CONTINUED


                                                               SHARES          VALUE+
                                                               ------          ------
 *USAir Group, Inc.....................................       17,900   $      690,269
 UST, Inc..............................................       43,500        1,033,125
 USX-Marathon Group, Inc...............................       83,700        2,207,588
 USX-US Steel Group....................................       23,820          339,435
 *Veritas Software Co..................................      107,500       10,484,609
 Verizon Communications, Inc...........................      728,326       40,922,817
 VF Corp...............................................       30,700          826,981
 *Viacom, Inc. Class B.................................      406,300       20,772,088
 Visteon Corp..........................................       35,045          521,294
 Vulcan Materials Co...................................       27,100        1,161,913
 Wachovia Corp.........................................       54,600        2,733,413
 Walgreen Co...........................................      270,800       12,067,525
 Wal-Mart Stores, Inc..................................    1,196,900       62,463,219
 Washington Mutual, Inc................................      144,400        6,561,175
 Waste Management, Inc.................................      166,400        3,983,200
 *Watson Pharmaceuticals, Inc..........................       27,400        1,260,400
 *Wellpoint Health Networks, Inc.......................       16,900        1,822,031
 Wells Fargo Company...................................      441,100       20,924,681
 Wendy's International, Inc............................       30,400          817,000
 Westvaco Corp.........................................       26,950          742,809
 Weyerhaeuser Co.......................................       58,900        2,576,875
 Whirlpool Corp........................................       19,200          751,200
 Willamette Industries, Inc............................       29,300        1,439,363
 Williams Companies, Inc...............................      118,600        4,195,475
 Winn-Dixie Stores, Inc................................       37,700          815,263
 *Worldcom, Inc........................................      769,900       11,524,441
 Worthington Industries, Inc...........................       23,000          211,313
 *WR Grace & Co........................................       17,900           41,394
 Wrigley (Wm.) Jr. Co..................................       30,600        2,778,863
 XCEL Energy, Inc......................................       91,085        2,482,066
 Xerox Corp............................................      178,600        1,239,038
 *Xilinx, Inc..........................................       88,100        3,438,653
 *Yahoo! Inc...........................................      147,000        5,811,094
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,359,693,418)................................                 3,105,021,768
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $28,139,475) to be
   repurchased at $27,727,613.
   (Cost $27,723,000)..................................   $   27,723       27,723,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,387,416,418)++....................................                $3,132,744,768
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $2,423,957,218.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (56.8%)
BONDS -- (22.3%)
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................      2,000     $ 1,993,240
Bank Nederlandse Gemeenten NV
    6.125%, 03/27/01...................................      1,000         997,380
Caisse d'Amortissement et de Dette Sociale
    6.500%, 03/11/02...................................      2,600       2,587,260
DuPont (E.I.) de Nemours & Co., Inc. Medium Term Notes
    6.690%, 03/13/01...................................      2,000       1,996,294
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................      2,000       1,994,198
General Electric Capital Corp. Medium Term Notes
    5.250%, 05/31/02...................................      3,200       2,793,945
Japanese Development Bank Medium Term Notes
    8.375%, 02/15/01...................................      1,000       1,002,800
Rabobank Nederland
    6.000%, 03/12/01...................................      2,100       2,094,204
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      2,900       2,889,670
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................      2,000       1,995,472
                                                                       -----------
TOTAL BONDS
  (Cost $20,636,121)...................................                 20,344,463
                                                                       -----------
COMMERCIAL PAPER -- (16.5%)
CC (USA), Inc. C.P.
    6.500%, 03/05/01...................................      2,700       2,654,316
Govco, Inc. C.P.
    6.550%, 01/26/01...................................      2,000       1,979,311
Koch Industries, Inc. C.P.
    6.540%, 12/01/00...................................      1,200       1,200,000
National Rural Utilities Cooperative Finance C.P.
    6.440%, 03/22/01...................................      3,400       3,332,068
Sigma Finance Corp. C.P.
    6.470%, 03/13/01...................................      3,300       3,240,066
Windmill Funding Corp. C.P.
    6.580%, 01/03/01...................................      2,700       2,683,418
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $15,089,505)...................................                 15,089,179
                                                                       -----------
CERTIFICATES OF DEPOSIT -- (6.6%)
Canadian Imperial Bank Corp.
    7.090%, 05/04/01...................................      3,000       3,003,600
UBS AG
    7.080%, 06/22/01...................................      3,000       3,006,300
                                                                       -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,000,000)....................................                  6,009,900
                                                                       -----------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

VARIABLE RATE OBLIGATIONS -- (6.0%)
Chase Manhattan Corp.
    ***6.960%, 12/11/00................................      2,000     $ 2,005,000
Wells Fargo Co.
    ***6.860%, 09/15/01................................      3,500       3,505,600
                                                                       -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,507,603)....................................                  5,510,600
                                                                       -----------
AGENCY OBLIGATIONS -- (5.4%)
Federal National Mortgage Association
    **6.485%, 01/04/01 (Cost $4,969,376)...............      5,000       4,969,635
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $52,202,605)...................................                 51,923,777
                                                                       -----------
FRANCE -- (14.7%)
BONDS -- (14.7%)
Caisse Autonome de Refinance SA
    10.500%, 03/05/02..................................      3,000       2,774,184
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................      1,000         873,978
Charbonnages de France
    9.200%, 05/06/01...................................      2,322       2,052,414
Credit Locale de France SA Eurobond
    6.000%, 09/24/01...................................      2,000       1,750,742
France (Government of) BTAN
    5.500%, 10/12/01...................................      3,000       2,621,935
Societe Nationale de Chemins de Fer Francais
    7.750%, 03/01/02...................................     24,600       3,349,258
                                                                       -----------
TOTAL -- FRANCE
  (Cost $15,125,805)...................................                 13,422,511
                                                                       -----------
GERMANY -- (12.5%)
BONDS -- (12.5%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................      2,000       1,730,547
Bayerische Landesbank
    7.000%, 06/15/01...................................      6,000       2,695,568
DSL Finance NV
    5.000%, 05/07/02...................................      4,000       1,774,258
Rheinishce Hypobank AG
    5.500%, 12/05/01...................................      3,000       2,622,196
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................      3,000       2,577,017
                                                                       -----------
TOTAL -- GERMANY
  (Cost $12,660,983)...................................                 11,399,586
                                                                       -----------
SWEDEN -- (7.8%)
BONDS -- (7.8%)
Eksportfinans ASA
    7.500%, 08/16/01...................................     39,000       3,969,362

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Sweden (Kingdom of)
    5.500%, 04/12/02...................................     31,000     $ 3,126,386
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $7,622,197)....................................                  7,095,748
                                                                       -----------
CANADA -- (5.1%)
BONDS -- (5.1%)
Alberta (Province of)
    10.250%, 08/22/01..................................      5,000       3,351,899
Canada Mortgage and Housing Corp.
    7.250%, 09/01/01...................................      2,000       1,312,392
                                                                       -----------
TOTAL -- CANADA
  (Cost $4,922,881)....................................                  4,664,291
                                                                       -----------
NETHERLANDS -- (2.9%)
BONDS -- (2.9%)
Netherlands (Government of)
    8.750%, 09/15/01
      (Cost $2,822,208)................................      3,000       2,682,022
                                                                       -----------
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $190,523) to be
   repurchased at $187,031.
   (Cost $187,000).....................................        187         187,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $95,543,679)++.....                $91,374,935
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
  **  Face amount of securities pledged as margin requirement for open futures contracts.
 ***  Rates shown are the rates as of November 30, 2000, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $95,543,679.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.9%)
 *Adelphia Communications Corp. Class A................      237,800   $    6,591,519
 Aetna, Inc............................................      544,726       36,666,869
 AK Steel Holding Corp.................................      675,675        6,165,534
 *Alaska Air Group, Inc................................      111,200        3,106,650
 Albemarle Corp........................................      102,100        2,252,581
 Alcoa, Inc............................................      226,988        6,398,224
 Alexander & Baldwin, Inc..............................      164,000        4,376,750
 *Allegheny Corp.......................................       17,158        3,262,165
 Alliant Energy Corp...................................      217,700        6,939,187
 Allmerica Financial Corp..............................       94,900        5,889,731
 Allstate Corp.........................................      878,800       33,614,100
 Amerada Hess Corp.....................................       65,000        3,981,250
 *America West Holdings Corp. Class B..................       19,400          180,662
 American Financial Group, Inc.........................      182,000        3,469,375
 American Greetings Corp. Class A......................      325,400        2,989,612
 American National Insurance Co........................       46,700        3,228,137
 AmerUs Group Co.......................................       45,600        1,330,950
 *AMR Corp.............................................      565,000       18,892,187
 Anadarko Petroleum Corp...............................       16,700          993,650
 *ANC Rental Corp......................................      258,575        1,381,760
 Arch Coal, Inc........................................       49,022          499,412
 Archer-Daniels Midland Co.............................    2,272,353       28,972,501
 *Arrow Electronics, Inc...............................      313,300        7,499,619
 Ashland, Inc..........................................      249,200        7,818,650
 Astoria Financial Corp................................       21,200          948,037
 AT & T Corp...........................................      788,700       15,478,237
 *AT & T Corp.- Liberty Media Group....................      766,800       10,399,725
 *At Home Corp.........................................    1,020,900        6,364,673
 *AutoNation, Inc......................................    2,068,600       13,316,612
 Bancwest Corp.........................................      369,800        7,719,575
 Bear Stearns Companies, Inc...........................      376,170       17,280,309
 Belo (A.H.) Corp. Class A.............................      331,800        5,640,600
 Bergen Brunswig Corp. Class A.........................      256,000        3,856,000
 Block Drug Co., Inc. Class A..........................        1,127           59,414
 Boise Cascade Corp....................................      213,400        6,161,925
 *Borders Group, Inc...................................       22,700          290,844
 Borg Warner Automotive, Inc...........................      100,800        3,691,800
 Bowater, Inc..........................................      171,600        9,148,425
 Brunswick Corp........................................      297,600        5,115,000
 Burlington Northern Santa Fe Corp.....................    1,635,700       41,403,656
 C.I.T. Group, Inc. Class A............................    1,079,500       18,149,094
 CBRL Group, Inc.......................................      270,000        5,847,187
 Centex Corp...........................................      229,000        8,100,875
 *Chris-Craft Industries, Inc..........................        4,894          327,286
 Cincinnati Financial Corp.............................      555,180       20,316,118
 *CNA Financial Corp...................................      639,200       23,770,250
 *CNET Networks, Inc...................................       38,114          815,878
 Coca-Cola Enterprises, Inc............................    1,794,800       39,373,425
 Commerce Group, Inc...................................       93,100        2,315,862
 Commercial Federal Corp...............................      104,700        1,753,725
 Conseco, Inc..........................................    1,208,100        8,683,219
 *Consolidated Stores Corp.............................      253,500        2,170,594
 Cooper Tire & Rubber Co...............................      306,400        2,834,200
 Corn Products International, Inc......................      125,200        3,036,100
 Countrywide Credit Industries, Inc....................      435,000       16,149,375

                                                            SHARES             VALUE+
                                                            ------             ------

 Crompton Corp.........................................        5,637   $       49,324
 Crown Cork & Seal Co., Inc............................      472,600        1,919,937
 CSX Corp..............................................      875,400       22,705,687
 Cummins Engine Co., Inc...............................      150,900        5,328,656
 Dana Corp.............................................      516,100        8,644,675
 Delphi Automotive Systems Corp........................       99,830        1,378,902
 Delta Air Lines, Inc..................................      422,500       20,068,750
 Dillards, Inc. Class A................................      358,500        3,943,500
 Dime Bancorp, Inc.....................................       53,800        1,338,275
 Earthgrains Co........................................      114,700        2,602,256
 Eastman Chemical Co...................................       83,200        3,593,200
 *Extended Stay America, Inc...........................      355,300        4,419,044
 *Federated Department Stores, Inc.....................      764,000       23,302,000
 First American Financial Corp.........................      124,300        2,703,525
 First Citizens Bancshares, Inc. NC....................       10,300          741,922
 *Florida East Coast Industries Inc Class B............        7,739          264,093
 Florida East Coast Industries, Inc....................       60,400        2,121,550
 Ford Motor Co.........................................    2,145,900       48,819,225
 Fortune Brands, Inc...................................      591,000       17,065,125
 GATX Corp.............................................      143,400        6,739,800
 General Motors Corp...................................    1,494,300       73,967,850
 *General Motors Corp. Class H.........................      826,438       17,966,762
 Georgia-Pacific Corp..................................      634,900       15,991,544
 Golden State Bancorp, Inc.............................      156,200        3,983,100
 Goodyear Tire & Rubber Co.............................      493,200        8,359,740
 Great American Financial Resources, Inc...............       37,600          676,800
 Greenpoint Financial Corp.............................      265,700        8,070,637
 Harris Corp...........................................      151,400        4,655,550
 Hasbro, Inc...........................................       79,000          913,437
 *Healthsouth Corp.....................................    1,481,200       20,644,225
 *Hearst-Argyle Television, Inc........................      238,600        4,309,712
 Heller Financial, Inc.................................       62,600        1,654,987
 Helmerich & Payne, Inc................................      151,600        4,519,575
 Hibernia Corp.........................................      301,300        3,596,769
 Hollinger International, Inc. Class A.................      268,700        3,862,562
 Horton (D.R.), Inc....................................      387,277        7,188,829
 *Humana, Inc..........................................      618,900        7,426,800
 IBP, Inc..............................................      375,600        8,427,525
 Ikon Office Solutions, Inc............................      541,400        1,624,200
 *Imation Corp.........................................        1,600           25,400
 IMC Global, Inc.......................................      445,300        5,287,937
 Independence Community Bank Corp......................       12,500          180,078
 *Ingram Micro, Inc....................................      269,200        3,802,450
 International Paper Co................................    1,430,775       48,467,503
 *K Mart Corp..........................................    1,780,400        9,792,200
 *Key3Media Group, Inc.................................       56,100          589,050
 Keycorp...............................................      972,500       24,251,719
 Lafarge Corp..........................................      257,500        5,085,625
 *Lear Corp............................................      110,900        2,425,937
 Liberty Corp..........................................       40,400        1,522,575
 Liberty Financial Companies, Inc......................      167,500        7,035,000
 Lincoln National Corp.................................      318,400       14,387,700
 Lockheed Martin Corp..................................      489,500       16,691,950
 Loews Corp............................................      363,400       34,341,300
 Longs Drug Stores Corp................................       50,900        1,011,637

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Louisiana-Pacific Corp................................      396,400   $    2,799,575
 Lubrizol Corp.........................................      182,000        3,924,375
 Lyondell Chemical Co..................................      457,200        6,172,200
 *Mandalay Resort Group................................      296,300        5,907,481
 *Manor Care, Inc......................................      222,000        3,774,000
 MBIA, Inc.............................................       93,100        6,412,262
 Mead Corp.............................................      406,300       10,741,556
 Millennium Chemicals, Inc.............................      346,800        5,505,450
 *MIPS Technologies, Inc., Class B.....................       69,525        1,544,759
 *Mony Group, Inc......................................       46,200        1,960,613
 Nabisco Group Holdings Corp...........................      629,900       18,503,313
 Norfolk Southern Corp.................................    1,594,000       22,913,750
 Northrop Grumman Corp.................................      249,000       20,993,813
 Occidental Petroleum Corp.............................      650,800       14,073,550
 *Office Depot, Inc....................................       93,800          621,425
 Old Republic International Corp.......................      512,475       13,356,380
 Omnicare, Inc.........................................      360,300        5,899,913
 *Owens-Illinois, Inc..................................      582,400        1,674,400
 Pacific Century Financial Corp........................      337,800        5,024,775
 *Pacificare Health Systems, Inc.......................       51,296          649,215
 *Pactiv Corp..........................................      615,100        7,188,981
 *Park Place Entertainment Corp........................      812,800       10,922,000
 Penney (J.C.) Co., Inc................................    1,140,000       10,972,500
 Penzoil Quaker State Co...............................       55,600          656,775
 Phelps Dodge Corp.....................................      287,085       14,103,051
 *Pioneer Natural Resources Co.........................      483,900        7,016,550
 Potlatch Corp.........................................      109,100        3,416,194
 *Pride International, Inc.............................       50,000          946,875
 Pulitzer, Inc.........................................        1,700           70,040
 Pulte Corp............................................      127,600        4,928,550
 Questar Corp..........................................      271,400        7,565,275
 Rayonier, Inc.........................................       83,000        2,962,063
 Raytheon Co. Class A..................................      383,900       12,428,763
 Raytheon Co. Class B..................................      850,100       29,806,631
 *Rite Aid Corp........................................      969,800        2,424,500
 RJ Reynolds Tobacco Holdings, Inc.....................      348,226       13,711,399
 Russell Corp..........................................      137,400        2,292,863
 *Ryder System, Inc....................................      279,500        4,856,313
 Safeco Corp...........................................      491,200       13,154,950
 Saint Paul Companies, Inc.............................      695,326       34,853,216
 *Saks, Inc............................................      756,000        6,378,750
 Sears, Roebuck & Co...................................      867,500       28,141,700
 *Sensormatic Electronics Corp.........................      196,500        3,512,438
 *Service Corp. International..........................      903,100        1,693,313
 *Silicon Graphics, Inc................................      573,800        2,295,200
 *Sinclair Broadcast Group, Inc. Class A...............      114,100        1,003,723
 *Six Flags, Inc.......................................      318,000        4,571,250
 *Smurfit-Stone Container Corp.........................      106,626        1,349,485
 Sovereign Bancorp, Inc................................      781,020        5,259,682
 *Spherion Corporation.................................      156,600        1,654,088
 Spiegel, Inc. Class A Non-Voting......................        9,600           48,150
 St. Joe Corp..........................................       33,500          665,813
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       18,480,000
 Sunoco, Inc...........................................      329,000        9,129,750
 Supervalu, Inc........................................      572,400       10,374,750

                                                            SHARES             VALUE+
                                                            ------             ------

 Tecumseh Products Co. Class A.........................       58,300   $    2,390,300
 Tecumseh Products Co. Class B.........................       15,400          626,588
 Temple-Inland, Inc....................................      201,700        9,278,200
 Tenet Healthcare Corp.................................      211,500        9,001,969
 Thomas & Betts Corp...................................      106,500        1,557,563
 Tidewater, Inc........................................      100,900        4,086,450
 Timken Co.............................................      274,800        3,692,625
 *Toys R Us, Inc.......................................      819,300       15,515,494
 Trinity Industries, Inc...............................       93,300        2,315,006
 Tyco International, Ltd...............................      124,375        6,560,781
 Tyson Foods, Inc. Class A.............................      488,200        6,834,800
 U.S. Industries, Inc..................................      358,000        2,394,125
 UAL Corp..............................................      190,500        6,691,313
 Ultramar Diamond Shamrock Corp........................      265,400        7,315,088
 UMB Financial Corp....................................       51,260        1,813,323
 Union Pacific Corp....................................      826,200       38,418,300
 *United Rentals, Inc..................................      294,300        4,580,044
 Unitrin, Inc..........................................      223,800        8,035,819
 UnumProvident Corp....................................      843,189       22,766,103
 USX-Marathon Group, Inc...............................      916,450       24,171,369
 USX-US Steel Group....................................      329,400        4,693,950
 Valero Energy Corp....................................      268,500        8,440,969
 Valhi, Inc............................................      158,500        2,030,781
 *Venator Group, Inc...................................      590,000        7,928,125
 *Vishay Intertechnology, Inc..........................      182,616        3,446,877
 Visteon Corp..........................................      280,969        4,179,414
 Wallace Computer Services, Inc........................       31,000          482,438
 Weis Markets, Inc.....................................       20,800          742,300
 Wesco Financial Corp..................................       13,540        3,858,900
 Westvaco Corp.........................................      399,350       11,007,084
 Weyerhaeuser Co.......................................      183,800        8,041,250
 *Worldcom, Inc........................................      619,500        9,273,141
 Worthington Industries, Inc...........................      140,800        1,293,600
 York International Corp...............................      137,800        3,600,025
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,810,164,275)................................                 1,725,859,706
                                                                       --------------

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $1,095,255) to be
  repurchased at $1,078,179.
  (Cost $1,078,000)....................................   $    1,078        1,078,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,811,242,275)++....................................                $1,726,937,706
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,811,411,732.

                See accompanying Notes to Financial Statements.

                           THE U.S. 4-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (99.0%)
 *24/7 Media, Inc......................................       18,000   $     21,937
 *3Dfx Interactive, Inc................................       97,100        263,991
 AAR Corp..............................................      107,900      1,119,462
 *Acceptance Insurance Companies, Inc..................       23,600        112,100
 Advanta Corp. Class A.................................       41,487        304,022
 Advanta Corp. Class B Non-Voting......................       78,827        466,804
 *Aftermarket Technology Corp..........................       16,600         52,912
 Agco Corp.............................................      238,900      2,329,275
 *Agribrands International, Inc........................       30,000      1,312,500
 Airborne Freight Corp.................................      213,500      2,028,250
 *Airgas, Inc..........................................      263,900      1,979,250
 AK Steel Holding Corp.................................      436,338      3,981,584
 *Alaska Air Group, Inc................................      105,500      2,947,406
 *Albany International Corp. Class A...................       46,380        455,104
 Albemarle Corp........................................       11,600        255,925
 Alexander & Baldwin, Inc..............................      159,900      4,267,331
 Alfa Corp.............................................        5,000         92,500
 *Allegheny Corp.......................................       10,454      1,987,567
 *Allen Telecom, Inc...................................       48,300        796,950
 Alliance Bancorp......................................        2,300         41,687
 *Alliance Semiconductor Corp..........................      158,300      2,062,847
 Alliant Energy Corp...................................       78,100      2,489,437
 Allmerica Financial Corp..............................       42,200      2,619,037
 *Amerco, Inc..........................................       81,900      1,535,625
 *America West Holdings Corp. Class B..................      151,600      1,411,775
 American Financial Group, Inc.........................      202,700      3,863,969
 *American Freightways Corp............................       83,300      2,319,384
 American Greetings Corp. Class A......................      274,300      2,520,131
 American National Insurance Co........................       25,000      1,728,125
 *Ameripath, Inc.......................................       34,200        568,575
 AmerUs Group Co.......................................      100,400      2,930,425
 *Ames Department Stores, Inc..........................       98,400        198,337
 *AMF Bowling, Inc.....................................       41,700          3,544
 *Amresco Inc..........................................       11,600         23,925
 *Amtran, Inc..........................................       28,400        414,462
 Analogic Corp.........................................          300         10,472
 *Ann Taylor Stores Corp...............................       45,100        935,825
 *Applica, Inc.........................................       78,000        341,250
 *Applied Graphics Technologies, Inc...................        7,100         18,416
 Applied Industrial Technologies, Inc..................       48,800        866,200
 Arch Capital Group Ltd................................       43,700        651,403
 Arch Chemicals, Inc...................................       88,650      1,595,700
 Arch Coal, Inc........................................      122,557      1,248,549
 *Arctic Cat, Inc......................................       31,800        366,694
 Argonaut Group, Inc...................................       84,800      1,526,400
 Armstrong Holdings, Inc...............................      157,200        147,375
 Arnold Industries, Inc................................       81,800      1,541,419
 *Arrow Electronics, Inc...............................            4             96
 Arvinmeritor Inc......................................       74,500        982,469
 Ashland, Inc..........................................      139,800      4,386,225
 Astoria Financial Corp................................       54,000      2,414,812
 *Audiovox Corp. Class A...............................       96,300        914,850
 *Aurora Foods, Inc....................................      221,500        539,906
 *AutoNation, Inc......................................      385,000      2,478,437
 *Aviation Sales Co....................................        8,800         26,400

                                                               SHARES        VALUE+
                                                               ------        ------

 *Avid Technology, Inc.................................       86,100   $  1,557,872
 *Avis Group Holdings, Inc.............................      121,700      3,917,219
 *Aztar Corp...........................................      138,300      2,005,350
 Baldwin & Lyons, Inc. Class B.........................       17,300        325,456
 Bancwest Corp.........................................      269,900      5,634,162
 Bandag, Inc...........................................       29,600      1,130,350
 Bandag, Inc. Class A..................................       29,100        931,200
 BankAtlantic Bancorp, Inc. Class A....................        1,995          7,357
 Banner Corporation....................................       16,797        222,035
 Bassett Furniture Industries, Inc.....................       22,100        254,841
 *Battle Mountain Gold Co..............................      104,800        163,750
 Bay View Capital Corp.................................      116,600        910,937
 *Beazer Homes USA, Inc................................       13,400        419,587
 Belo (A.H.) Corp. Class A.............................      291,900      4,962,300
 *Benchmark Electronics, Inc...........................       22,900        661,237
 Bergen Brunswig Corp. Class A.........................      528,100      7,954,506
 Berkley (W.R.) Corp...................................       86,700      3,113,072
 *Berlitz International, Inc...........................        7,700         58,712
 *Bethlehem Steel Corp.................................      552,400      1,242,900
 *Beverly Enterprises..................................      405,300      2,229,150
 Bindley Western Industries, Inc.......................       31,366        988,029
 *Bio-Rad Laboratories, Inc. Class A...................        8,000        264,000
 *Birmingham Steel Corp................................       44,900         56,125
 Block Drug Co., Inc. Class A..........................       45,011      2,372,924
 Bob Evans Farms, Inc..................................      110,600      2,256,931
 *Boca Resorts, Inc....................................      134,300      2,056,469
 Boise Cascade Corp....................................      223,600      6,456,450
 *Bombay Co., Inc......................................       52,300        127,481
 *Borders Group, Inc...................................        7,500         96,094
 Borg Warner Automotive, Inc...........................      103,600      3,794,350
 Bowater, Inc..........................................      106,000      5,651,125
 Bowne & Co., Inc......................................      137,830      1,111,254
 *Boyd Gaming Corp.....................................      171,600        664,950
 Brookline Bancorp, Inc................................       70,400        765,600
 *Brooks Automation, Inc...............................       72,600      1,644,844
 *Brown (Tom), Inc.....................................       35,600        952,300
 Brown Shoe Company, Inc...............................       72,900        779,119
 Brunswick Corp........................................      300,500      5,164,844
 Brush Wellman, Inc....................................       41,500        793,687
 BSB Bancorp, Inc......................................        3,800         52,369
 *Budget Group, Inc....................................       74,900        126,394
 Burlington Coat Factory Warehouse Corp................      166,900      2,263,581
 *Burlington Industries, Inc...........................       94,800        124,425
 Butler Manufacturing Co...............................        1,600         39,000
 Calgon Carbon Corp....................................      145,200        816,750
 Caraustar Industries, Inc.............................      112,700      1,017,822
 Carpenter Technology Corp.............................       86,400      2,867,400
 Carter-Wallace, Inc...................................       33,700      1,013,106
 *Casella Waste Systems, Inc. Class A..................       72,200        273,006
 Cash America International, Inc.......................       27,000        114,750
 Castle (A.M.) & Co....................................        9,700        101,244
 *CB Richard Ellis Services, Inc.......................       45,100        679,319
 CBRL Group, Inc.......................................      222,500      4,818,516
 Centex Corp...........................................      195,900      6,929,962
 *Central Garden & Pet Co..............................       59,300        505,903
 Century Aluminum Co...................................        9,400         67,269
 *Century Business Services, Inc.......................       86,100         90,136

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *Champion Enterprises, Inc............................      208,500   $    651,562
 *Charming Shoppes, Inc................................      166,200        945,262
 *Checkpoint System, Inc...............................      120,800        996,600
 Chemed Corp...........................................        9,000        309,375
 Chemfirst, Inc........................................       13,900        281,475
 Chemical Financial Corp...............................          131          2,649
 Chesapeake Corp.......................................       66,700      1,117,225
 *Chesapeake Energy Corp...............................       44,000        255,750
 *Chiquita Brands International, Inc...................      229,700        387,619
 *Chris-Craft Industries, Inc..........................       28,022      1,873,971
 CICOR International, Inc..............................       14,250        140,719
 *Cirrus Logic, Inc....................................       46,200      1,092,919
 City Holding Co.......................................       21,400        127,062
 CKE Restaurants, Inc..................................      136,500        332,719
 Cleveland Cliffs, Inc.................................       42,000        832,125
 CNA Surety Corp.......................................        8,000         94,000
 *Cnet Networks Inc....................................      112,372      2,405,463
 Coachmen Industries, Inc..............................       47,300        405,006
 Columbus McKinnon Corp................................       20,800        209,950
 *Comfort Systems USA, Inc.............................      117,700        367,812
 Commerce Group, Inc...................................       59,300      1,475,087
 Commercial Federal Corp...............................      231,400      3,875,950
 Commercial Metals Co..................................       52,000      1,274,000
 Commonwealth Bancorp, Inc.............................        1,500         22,359
 Commonwealth Industries, Inc..........................        6,600         30,525
 Community Trust Bancorp, Inc..........................        6,050         89,048
 *Compucom Systems, Inc................................       98,600        161,766
 *Conmed Corp..........................................       56,400        812,512
 Conseco, Inc..........................................      557,400      4,006,312
 *Consolidated Freightways Corp........................       16,000         58,000
 *Consolidated Graphics, Inc...........................       38,600        398,062
 *Consolidated Stores Corp.............................      407,900      3,492,644
 Cooper Tire & Rubber Co...............................      298,300      2,759,275
 *CoorsTek, Inc........................................       13,175        323,611
 Corn Products International, Inc......................      146,440      3,551,170
 Corus Bankshares, Inc.................................       36,600      1,483,444
 *Covenant Transport, Inc. Class A.....................       19,300        163,447
 *Coventry Health Care, Inc............................      147,300      3,111,712
 *Credit Acceptance Corp...............................      164,100        894,858
 *Crestline Cap........................................        8,700        208,256
 Crompton Corp.........................................      102,000        892,500
 Crown Cork & Seal Co., Inc............................      514,200      2,088,937
 *CSS Industries, Inc..................................       21,600        411,750
 Cummins Engine Co., Inc...............................      174,100      6,147,906
 *Cumulus Media, Inc. Class A..........................      100,000        435,937
 Curtiss-Wright Corp...................................        3,500        169,750
 Dain Rauscher Corp....................................        1,700        159,375
 *Davita Inc...........................................      155,700      1,644,581
 *Delphi Financial Group, Inc. Class A.................       40,745      1,441,354
 Deltic Timber Corp....................................        4,100         83,281
 Dillards, Inc. Class A................................      380,014      4,180,154
 Dime Bancorp, Inc.....................................       26,700        664,162
 Dime Community Bancorp, Inc...........................       53,700      1,099,172
 Dimon, Inc............................................       53,800        184,937
 *Discount Auto Parts, Inc.............................       36,700        231,669
 *Dollar Thrifty Automotive Group, Inc.................       84,500      1,478,750
 Downey Financial Corp.................................       59,900      2,725,450
 *Dress Barn, Inc......................................       43,400      1,011,762
 *Dura Automotive Systems, Inc.........................       48,150        299,433
 *DVI, Inc.............................................       48,600        804,937
 Earthgrains Co........................................      139,400      3,162,637

                                                               SHARES        VALUE+
                                                               ------        ------

 *Edgewater Technology Inc.............................       84,800   $    466,400
 *Egl Inc..............................................        4,800        164,850
 *Elan Corp. P.L.C. ADR................................        1,162         62,675
 *Electro Rent Corp....................................       13,600        153,425
 *Electroglas, Inc.....................................        8,100        104,541
 *Encompass Services Corp..............................      227,900        826,137
 Energen Corp..........................................       23,000        656,937
 Enhance Financial Services Group, Inc.................      152,600      2,031,487
 Enserch Exploration Corp..............................      107,833        363,936
 *Esco Technologies Inc................................       49,200        873,300
 *Esterline Technologies Corp..........................       53,500      1,046,594
 Ethyl Corp............................................      285,100        374,194
 *Extended Stay America, Inc...........................      377,000      4,688,937
 *Fairchild Corp. Class A..............................       27,936        146,664
 *Fairfield Communities, Inc...........................       20,000        278,750
 *Farm Family Holdings, Inc............................        1,700         71,825
 Farmer Brothers Co....................................        1,500        288,750
 FBL Financial Group, Inc. Class A.....................      125,000      1,820,312
 Federal-Mogul Corp....................................      317,000        614,187
 Fidelity National Financial, Inc......................       77,700      1,859,944
 *Finish Line, Inc. Class A............................       86,600        698,212
 Finova Group, Inc.....................................      239,600        119,800
 First American Financial Corp.........................      204,300      4,443,525
 First Charter Corp....................................       38,600        519,894
 First Citizens Bancshares, Inc. NC....................       29,200      2,103,312
 First Niagara Financial Group, Inc....................       66,800        631,469
 *First Republic Bank..................................       12,100        341,825
 First Sentinel Bancorp, Inc...........................       54,600        534,056
 *FirstFed Financial Corp. DE..........................       58,600      1,556,562
 *Fisher Scientific International, Inc.................       13,000        562,250
 Flagstar Bancorp, Inc.................................        6,200         83,312
 Fleetwood Enterprises, Inc............................      125,300      1,566,250
 Fleming Companies, Inc................................      148,000      1,748,250
 Florida East Coast Industries, Inc....................       22,000        772,750
 *Forest Oil Corp......................................        6,400         79,200
 Foster Wheeler Corp...................................      146,300        585,200
 *Franklin Covey Co....................................        6,500         52,000
 Fremont General Corp..................................      292,700        786,631
 *Friede Goldman International.........................      178,800        726,375
 *Fritz Companies, Inc.................................      103,700        680,531
 *FSI International, Inc...............................        2,100         18,670
 GATX Corp.............................................       51,700      2,429,900
 Gaylord Entertainment Co..............................       29,300        661,081
 *GC Companies, Inc....................................        6,900          9,919
 Gencorp, Inc..........................................       93,700        749,600
 General Cable Corp....................................       24,000        136,500
 *General Communications, Inc. Class A.................      122,800        612,081
 *Genlyte Group, Inc...................................        3,500         82,031
 *Gentiva Health Services..............................       29,000        367,031
 Gerber Scientific, Inc................................      104,900        734,300
 Gibraltar Steel Corp..................................       39,900        541,144
 Glatfelter (P.H.) Co..................................      152,300      1,751,450
 *Glenayre Technologies, Inc...........................       75,800        345,837
 *Global Sources, Ltd..................................        1,326         29,338
 Golden State Bancorp, Inc.............................       74,300      1,894,650
 *Goodys Family Clothing...............................       61,100        240,581
 Granite Construction, Inc.............................       16,400        456,125
 *Graphic Packaging International Corp.................       53,700         77,194

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

                                                               SHARES        VALUE+
                                                               ------        ------
 Great American Financial Resources, Inc...............       38,200   $    687,600
 Great Atlantic & Pacific Tea Co., Inc.................      144,250      1,181,047
 Greenpoint Financial Corp.............................      333,400     10,127,025
 *Griffon Corp.........................................      119,400        746,250
 *Group 1 Automotive, Inc..............................       34,800        313,200
 Guilford Mills, Inc...................................       45,350         68,025
 *Ha-Lo Industries, Inc................................      114,900        373,425
 Hancock Holding Co....................................        3,600        115,200
 *Handleman Co.........................................       40,700        284,900
 *Hanger Orthopedic Group, Inc.........................       10,000         21,250
 Harbor Florida Bancshares, Inc........................       23,700        289,584
 Harleysville Group, Inc...............................      109,800      2,700,394
 Harris Corp...........................................       78,900      2,426,175
 Hasbro, Inc...........................................       75,500        872,969
 HCC Insurance Holdings, Inc...........................       24,100        587,437
 *Healthsouth Corp.....................................      408,200      5,689,287
 *Hearst-Argyle Television, Inc........................      171,400      3,095,912
 Heller Financial, Inc.................................      126,300      3,339,056
 *Hexcel Corp..........................................       39,400        366,912
 Hollinger International, Inc. Class A.................      138,900      1,996,687
 *Hollywood Entertainment Corp.........................      123,300        119,447
 *Homebase, Inc........................................       21,200         29,150
 Horton (D.R.), Inc....................................      247,103      4,586,849
 *Houston Exploration Co...............................       16,000        424,000
 *HS Resources, Inc....................................       29,400        953,662
 Hudson River Bancorp, Inc.............................        4,400         56,512
 Hughes Supply, Inc....................................       94,400      1,373,520
 *Humana, Inc..........................................      655,400      7,864,800
 Hunt (J.B.) Transport Services, Inc...................      138,400      1,812,175
 *Hutchinson Technology, Inc...........................       99,100      1,551,534
 *Hypercom Corp........................................       40,600        139,562
 *Ibasis, Inc..........................................       15,000         64,453
 IBP, Inc..............................................      374,100      8,393,869
 *IHOP Corp............................................       18,500        368,844
 Ikon Office Solutions, Inc............................      597,200      1,791,600
 *Imation Corp.........................................       90,700      1,439,862
 IMC Global, Inc.......................................      432,200      5,132,375
 IMCO Recycling, Inc...................................       26,600        119,700
 *Imperial Sugar Co....................................       18,000         16,875
 Independence Community Bank Corp......................      224,400      3,232,762
 *Information Resources, Inc...........................       63,800        239,250
 Ingles Market, Inc. Class A...........................       37,100        345,494
 *Ingram Micro, Inc....................................      264,800      3,740,300
 *Input/Output, Inc....................................      171,900      1,375,200
 *Insignia Financial Group, Inc........................       65,700        710,381
 *Integrated Electrical Services, Inc..................      124,700        709,231
 Interface, Inc. Class A...............................      153,500      1,290,359
 *Intergraph Corp......................................       94,300        568,747
 Intermet Corp.........................................       82,500        510,469
 International Multifoods Corp.........................       60,600      1,170,337
 *International Speciality Products, Inc...............      200,600      1,178,525
 Interpool, Inc........................................       55,450        748,575
 *Invitrogen Corporation...............................       28,959      2,085,953
 *Ionics, Inc..........................................       61,700      1,380,537
 *IT Group, Inc........................................       10,200         40,800
 *JDA Software Group, Inc..............................        9,400        113,387
 Jefferies Group, Inc..................................       17,600        440,000
 *Kaiser Aluminum Corp.................................      318,400      1,532,300
 Kaman Corp. Class A...................................       90,100      1,050,228

                                                               SHARES        VALUE+
                                                               ------        ------

 Kellwood Co...........................................      101,800   $  2,048,725
 Kennametal, Inc.......................................      118,800      3,408,075
 *Kent Electronics Corp................................       13,900        218,056
 *Key Energy Group, Inc................................      132,100        957,725
 *Key3Media Group Inc..................................      165,400      1,736,700
 *kforce.com, Inc......................................      127,900        603,528
 Kimball International, Inc. Class B...................       16,000        240,500
 *Komag, Inc...........................................       18,500         17,055
 *Kulicke & Soffa Industries, Inc......................        5,200         48,831
 Lafarge Corp..........................................      270,400      5,340,400
 *Lakes Gaming, Inc....................................        7,550         57,097
 Landamerica Financial Group, Inc......................       52,400      1,572,000
 Landrys Seafood Restaurants, Inc......................       92,200        829,800
 *Lanier Worldwide, Inc................................       40,300        100,750
 Lawson Products, Inc..................................        6,000        152,812
 *Lear Corporation.....................................      219,800      4,808,125
 Liberty Corp..........................................       55,600      2,095,425
 Liberty Financial Companies, Inc......................      173,700      7,295,400
 LNR Property Corp.....................................       90,900      1,874,812
 *Loews Cineplex Entertainment Corp....................      155,300        116,475
 Lone Star Steakhouse Saloon...........................      104,600        831,897
 Longs Drug Stores Corp................................       69,700      1,385,287
 Longview Fibre Co.....................................      111,700      1,500,969
 *Louis Dreyfus Natural Gas Corp.......................       56,450      1,820,512
 Louisiana-Pacific Corp................................      392,100      2,769,206
 LTV Corp..............................................      374,600        187,300
 Lubrizol Corp.........................................       31,500        679,219
 Luby's Cafeterias, Inc................................       64,400        305,900
 Lyondell Chemical Co..................................      453,620      6,123,870
 *Magellan Health Services, Inc........................       41,995        123,360
 *Magnetek, Inc........................................       77,200        993,950
 *Mail-Well, Inc.......................................      167,800        797,050
 *Mandalay Resort Group................................      252,100      5,026,244
 *Manor Care, Inc......................................      219,700      3,734,900
 Marcus Corp...........................................       61,800        903,825
 *Marine Transport Corp................................           20             96
 *Maxxam, Inc..........................................       14,900        226,294
 McGrath Rent Corp.....................................        7,000        124,687
 MDC Holdings, Inc.....................................       70,400      1,975,600
 *Medical Assurance, Inc...............................       98,790      1,438,629
 *MEMC Electronic Materials, Inc.......................       35,000        253,750
 Metals USA, Inc.......................................      119,300        298,250
 *Metromedia International Group, Inc..................      135,000        402,300
 Michael Foods, Inc....................................        4,500        118,266
 *Michaels Stores, Inc.................................      107,500      2,737,891
 *Mid Atlantic Medical Services, Inc...................       25,300        537,625
 Midland Co............................................        7,600        217,550
 Mikasa, Inc...........................................       19,000        312,312
 Milacron, Inc.........................................      133,500      2,035,875
 Millennium Chemicals, Inc.............................      257,400      4,086,225
 Mine Safety Appliances Co.............................       21,000        500,062
 *MIPS Technologies, Inc., Class B.....................       10,559        234,608
 Mississippi Chemical Corp.............................       55,100        161,856
 *Modis Professional Services, Inc.....................      435,500      1,633,125
 Mony Group, Inc.......................................      199,700      8,474,769
 *Moog, Inc. Class A...................................       20,600        525,300
 *Moog, Inc. Class B...................................        1,000         40,625
 Movado Group, Inc.....................................        5,100         59,766
 *MS Carriers, Inc.....................................       45,400        910,837
 MTS Systems Corp......................................        6,100         38,125
 *Mynd Corp............................................       81,100        785,656

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

                                                               SHARES        VALUE+
                                                               ------        ------
 N & F Worldwide Corp..................................       17,200   $     60,200
 Nacco Industries, Inc. Class A........................       26,000        997,750
 National Presto Industries, Inc.......................       28,200        833,662
 *National Processing, Inc.............................        9,400        168,025
 National Steel Corp. Class B..........................       76,775        134,356
 *NationsRent, Inc.....................................       54,800         95,900
 NCH Corp..............................................       10,200        406,725
 NCI Building Systems, Inc.............................       51,300        894,544
 *Network Equipment Technologies, Inc..................       46,400        330,600
 *New Century Financial Corp...........................       19,600        214,987
 *Newpark Resources, Inc...............................       26,000        196,625
 *Nortek, Inc..........................................       40,000        910,000
 NS Group, Inc.........................................       45,600        283,632
 *Nuevo Energy Co......................................       36,100        577,600
 *Oceaneering International, Inc.......................       14,260        227,269
 OceanFirst Financial Corp.............................       25,600        535,200
 *Ocwen Financial Corp.................................      239,000      1,359,312
 *Office Depot, Inc....................................       13,300         88,112
 *Officemax, Inc.......................................      487,700      1,158,287
 *Offshore Logistics, Inc..............................       84,400      1,553,487
 *Ogden Corp...........................................      194,000      2,776,625
 Ohio Casualty Corp....................................      240,300      1,971,211
 Old Republic International Corp.......................      391,300     10,198,256
 Omnicare, Inc.........................................      353,200      5,783,650
 *On Command Corp......................................        8,100         57,966
 *Orbital Sciences Corp................................       78,600        442,125
 Oregon Steel Mills, Inc...............................       44,700         69,844
 Oshkosh Truck Corp. Class B...........................        5,150        203,264
 Overseas Shipholding Group, Inc.......................      131,500      2,942,312
 *Owens-Illinois, Inc..................................      611,500      1,758,062
 Pacific Century Financial Corp........................      328,300      4,883,463
 *Pacificare Health Systems, Inc.......................      127,100      1,608,609
 *Pactiv Corporation...................................       31,000        362,313
 Park Electrochemical Corp.............................       28,050        994,022
 *Parker Drilling Co...................................      257,900      1,031,600
 *Paxar Corp...........................................       73,300        613,888
 *Paxson Communications Corp...........................       18,600        180,188
 *Pediatrix Medical Group, Inc.........................       59,200      1,036,000
 Penn Virginia Corp....................................        4,400        119,625
 Penney (J.C.) Co., Inc................................       20,000        192,500
 Penzoil Quaker State Co...............................       53,436        631,213
 Pep Boys - Manny, Moe & Jack..........................      213,000        865,313
 *Perrigo Co...........................................       84,000        589,313
 *Per-Se Technologies, Inc.............................       24,700         66,767
 *Personnel Group of America, Inc......................       55,300        117,513
 *PetSmart, Inc........................................      115,700        314,559
 PFF Bancorp, Inc......................................       37,300        670,234
 *Philadelphia Consolidated Holding Corp...............          600         16,275
 Phillips-Van Heusen Corp..............................       93,800      1,207,675
 Phoenix Investment Partners, Ltd......................      107,400      1,657,988
 *Pico Holdings, Inc...................................        4,200         50,531
 *Picturetel Corp......................................       69,100        304,472
 Pier 1 Imports, Inc. DE...............................       24,000        265,500
 Pilgrim Pride Corp....................................       90,700        702,925
 *Pinnacle Entertainment, Inc..........................       19,400        408,613
 *Pioneer Natural Resources Co.........................      133,700      1,938,650
 Pioneer Standard Electronics, Inc.....................      103,700      1,032,139
 Pittston Brink's Group................................      165,700      2,506,213
 Polymer Group, Inc....................................       93,700        527,063

                                                               SHARES        VALUE+
                                                               ------        ------

 Polyone Corp..........................................      208,000   $  1,157,000
 Pope & Talbot, Inc....................................        2,400         32,100
 Potlatch Corp.........................................      109,800      3,438,113
 Precision Castparts Corp..............................       24,200        854,563
 Presidential Life Corp................................      123,700      1,921,216
 *Price Communications Corp............................       33,772        607,896
 *Pride International, Inc.............................       55,600      1,052,925
 *Prime Hospitality Corp...............................      187,700      1,923,925
 *Procurenet, Inc......................................       13,000              0
 *Professionals Group, Inc.............................       10,500        253,313
 *Profit Recovery Group International, Inc.............       27,800        169,841
 *Protection One, Inc..................................      229,200        214,875
 *PSS World Medical, Inc...............................      192,700        596,166
 *PTEK Holdings, Inc...................................      103,600        200,725
 Pulte Corp............................................      133,500      5,156,438
 PXRE Group, Ltd.......................................        4,500         61,313
 Quanex Corp...........................................       51,900        979,613
 Questar Corp..........................................      121,400      3,384,025
 *Quorum Health Group, Inc.............................      234,900      3,428,072
 *Range Resources Corp.................................        9,600         39,600
 Rayonier, Inc.........................................       28,100      1,002,819
 *Read-Rite Corp.......................................       68,000        219,938
 *Reebok International, Ltd............................       96,200      2,050,263
 Regal Beloit Corp.....................................       35,800        554,900
 *Renaissance Worldwide, Inc...........................       13,000         11,375
 *Rent-Way, Inc........................................       10,500         40,031
 Republic Security Financial Corp......................       66,900        437,986
 Resource America, Inc.................................       72,500        594,727
 Resource Bancshares Mortgage Group, Inc...............       30,200        175,538
 *Respironics, Inc.....................................        5,800        142,100
 Riggs National Corp...................................      111,400      1,298,506
 *Rite Aid Corp........................................    1,028,100      2,570,250
 RJ Reynolds Tobacco Holdings, Inc.....................       81,500      3,209,063
 RLI Corp..............................................       32,350      1,298,044
 Roadway Express, Inc..................................        9,800        190,181
 Rock-Tenn Co. Class A.................................       79,800        518,700
 Rollins Truck Leasing Corp............................      233,610      1,489,264
 Rouge Industries, Inc. Class A........................        4,500          8,438
 RPM, Inc..............................................      486,000      4,556,250
 *RTI International Metals, Inc........................       84,000      1,097,250
 Russ Berrie & Co., Inc................................       16,300        344,338
 Russell Corp..........................................       91,600      1,528,575
 *Ryans Family Steak Houses, Inc.......................      147,900      1,307,991
 Ryder System, Inc.....................................      237,900      4,133,513
 Ryerson Tull, Inc.....................................       97,718        732,885
 Ryland Group, Inc.....................................       51,000      1,785,000
 *Saks, Inc............................................      664,000      5,602,500
 Schein (Henry), Inc...................................       71,400      1,887,638
 Schulman (A.), Inc....................................      114,300      1,382,316
 Schweitzer-Maudoit International, Inc.................       22,500        390,938
 SCPIE Holdings, Inc...................................       33,900        705,544
 Seaboard Corp.........................................        4,040        642,360
 Seacor Smit, Inc......................................       49,350      2,072,700
 *Seitel, Inc..........................................       54,800        767,200
 Selective Insurance Group, Inc........................      104,300      2,095,778
 *Sensormatic Electronics Corp.........................       83,000      1,483,625
 *Sequa Corp. Class A..................................       24,700      1,109,956
 *Sequa Corp. Class B..................................        3,100        189,488
 *Service Corp. International..........................    1,136,900      2,131,688

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Shiloh Industries, Inc...............................        7,300   $     34,903
 *Shopko Stores, Inc...................................      135,200        819,650
 *Sierra Health Services, Inc..........................       42,600        125,138
 *Silicon Graphics, Inc................................      609,900      2,439,600
 *Silicon Valley Group, Inc............................       49,200      1,265,363
 *Sinclair Broadcast Group, Inc. Class A...............      187,300      1,647,655
 *Six Flags Inc........................................      357,700      5,141,938
 Skyline Corp..........................................       18,400        373,750
 SLI, Inc..............................................      134,300        914,919
 *Smart & Final Food, Inc..............................       61,500        472,781
 Smith (A.O.) Corp.....................................       59,550        990,019
 Smith (A.O.) Corp. Convertible Class A................       10,400        175,500
 *Smurfit-Stone Container Corp.........................      211,800      2,680,594
 *Sola International, Inc..............................       54,500        197,563
 *Sonic Automotive, Inc................................      100,100        800,800
 *Sonicblue Inc........................................      222,628      1,255,761
 South Financial Group, Inc............................      127,300      1,235,208
 South Jersey Industries, Inc..........................       24,900        731,438
 Southwestern Energy Co................................       60,700        466,631
 Sovereign Bancorp, Inc................................      747,300      5,032,598
 *SpeedFam-IPEC, Inc...................................       72,700        412,345
 *Spherion Corporation.................................      229,600      2,425,150
 Spiegel, Inc. Class A Non-Voting......................       34,200        171,534
 Springs Industries, Inc. Class A......................       43,500      1,185,375
 *SPS Technologies, Inc................................        9,900        486,956
 Standard Motor Products, Inc. Class A.................       17,300        120,019
 Standard Pacific Corp. DE.............................      113,000      2,330,625
 Standard Register Co..................................       96,000      1,152,000
 *STAR Telecommunications, Inc.........................       43,200         41,850
 Starrett (L.S.) Co. Class A...........................        2,000         42,000
 State Auto Financial Corp.............................      104,600      1,412,100
 Staten Island Bancorp, Inc............................      118,300      2,255,094
 Steelcase, Inc. Class A...............................       69,800        942,300
 Stepan Co.............................................       17,000        350,625
 Stewart & Stevenson Services, Inc.....................       83,900      1,780,253
 Stewart Enterprises, Inc..............................      458,400        866,663
 Stewart Information Services Corp.....................        7,400        111,463
 *Stone & Webster, Inc.................................       31,000         36,038
 Stoneridge, Inc.......................................       38,600        325,688
 Stride Rite Corp......................................      172,000      1,021,250
 *Sunbeam Corp.........................................      126,800         47,550
 Sunoco, Inc...........................................       22,200        616,050
 *Sunrise Assisted Living, Inc.........................       72,100      1,930,928
 Supervalu, Inc........................................      423,400      7,674,125
 Susquehanna Bancshares, Inc...........................       10,000        142,500
 *Swift Energy Corp....................................        2,700         82,688
 *Sylvan Learning Systems, Inc.........................      139,600      1,932,588
 *Systemax, Inc........................................       97,950        146,925
 Tecumseh Products Co. Class A.........................       56,700      2,324,700
 Tecumseh Products Co. Class B.........................       17,100        695,756
 *Telxon Corp..........................................       27,500        549,141
 Temple-Inland, Inc....................................      168,300      7,741,800
 Tenneco Automotive, Inc...............................      112,100        441,394
 *Terex Corp...........................................       99,500      1,293,500
 *Terra Industries, Inc................................      132,700        240,519
 *Tesoro Petroleum Corp................................      126,900      1,197,619
 Texas Industries, Inc.................................       82,300      1,831,175
 Thomas & Betts Corp...................................      197,300      2,885,513

                                                               SHARES        VALUE+
                                                               ------        ------

 Thomas Industries, Inc................................        2,600   $     57,200
 Timken Co.............................................      243,900      3,277,406
 Titan International, Inc..............................       36,000        164,250
 *Titanium Metals Corp.................................      101,600        692,150
 *Toll Brothers, Inc...................................       83,500      3,329,563
 Toro Co...............................................       14,200        474,813
 *Tower Automotive, Inc................................      188,100      1,716,413
 *Transmontaigne Oil Co................................        6,500         19,500
 Trenwick Group, Ltd...................................       65,157      1,392,731
 *Triad Hospitals, Inc.................................        2,000         59,938
 *Trico Marine Services, Inc...........................       80,400      1,100,475
 *Trigon Healthcare, Inc...............................       29,600      2,121,950
 Trinity Industries, Inc...............................      152,400      3,781,425
 *Triumph Group........................................       10,900        391,719
 Tucker Anthony Sutro Corp.............................       31,300        536,013
 *Twinlab Corp.........................................       62,800        106,956
 Tyson Foods, Inc. Class A.............................      259,900      3,638,600
 U.S. Industries, Inc..................................      318,100      2,127,294
 *U.S. Office Products, Co.............................        5,500            787
 UAL Corp..............................................      200,700      7,049,588
 *UICI.................................................      173,200      1,190,750
 Ultramar Diamond Shamrock Corp........................      181,400      4,999,838
 *Ultratech Stepper, Inc...............................       26,800        469,838
 UMB Financial Corp....................................       51,860      1,834,548
 *Unifi, Inc...........................................      220,000      1,883,750
 *Unit Corp............................................       10,400        131,950
 *United Auto Group, Inc...............................       27,800        211,975
 United Community Financial Corp.......................      125,700        836,691
 *United Rentals, Inc..................................      283,700      4,415,081
 Unitrin, Inc..........................................       24,400        876,113
 Universal Corporation.................................       80,500      2,545,813
 Universal Forest Products, Inc........................       48,200        619,069
 *Universal Stainless & Alloy Products, Inc............        3,000         22,688
 *Unova, Inc...........................................      247,300        989,200
 *URS Corp.............................................       51,200        710,400
 *US Oncology, Inc.....................................      355,706      1,700,719
 Usec, Inc.............................................      335,900      1,532,544
 USX-US Steel Group....................................      363,100      5,174,175
 *Vail Resorts, Inc....................................      100,160      2,278,640
 Valero Energy Corp....................................      122,900      3,863,669
 Valhi, Inc............................................      119,000      1,524,688
 *Value City Department Stores, Inc....................      130,500        880,875
 *Varco International, Inc.............................       27,400        433,263
 *Venator Group, Inc...................................       21,600        290,250
 Vintage Petroleum, Inc................................       25,700        493,119
 Visteon Corp..........................................      183,300      2,726,588
 *Volt Information Sciences, Inc.......................       28,000        518,000
 Wabash National Corp..................................       89,800        679,113
 *Wackenhut Corp. Class A..............................        1,000         12,563
 Wackenhut Corp. Class B Non-Voting....................        1,000          8,063
 Wallace Computer Services, Inc........................      169,900      2,644,069
 Walter Industries, Inc................................        6,200         37,975
 Warnaco Group, Inc....................................      185,300        440,088
 *Washington Group Intl Inc............................      170,800      1,419,775
 *Waste Connections, Inc...............................       71,500      1,783,031
 Watsco, Inc. Class A..................................       73,550        794,340
 Watts Industries, Inc. Class A........................       67,000        674,188
 Wausau-Mosinee Paper Corp.............................      144,100      1,251,869
 *Webb (Del) Corp......................................       70,700      1,714,475
 *Weirton Steel Corp...................................       97,200        145,800

THE U.S. 4-10 VALUE SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 Weis Markets, Inc.....................................        3,100   $    110,631
 Wellman, Inc..........................................      138,700      1,803,100
 Werner Enterprises, Inc...............................      184,000      2,593,250
 Wesco Financial Corp..................................        2,775        790,875
 West Pharmaceutical Services, Inc.....................        7,700        175,175
 Westcorp, Inc.........................................      101,540      1,465,984
 *Westell Technologies, Inc............................        6,500         26,203
 *WFS Financial, Inc...................................       12,900        232,200
 *Wisconsin Central Transportation Corp................      177,100      2,484,934
 *Wolverine Tube, Inc..................................       33,600        436,800
 Woodward Governor Co..................................       28,800      1,089,900
 Worthington Industries, Inc...........................      213,300      1,959,694
 *Wyndham International, Inc...........................       22,000         33,000
 *Xtra Corp............................................       47,800      2,201,788
 *Yellow Corp..........................................       98,700      1,782,769
 York International Corp...............................      105,700      2,761,413
 Zenith National Insurance Corp........................       50,800      1,257,300
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $860,139,973)..................................                 789,285,913
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $8,171,520) to be
   repurchased at $8,050,339.
   (Cost $8,049,000)...................................   $    8,049      8,049,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $868,188,973)++....                $797,334,913
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $868,325,487.

                See accompanying Notes to Financial Statements.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.0%)
 *24/7 Media, Inc......................................      334,400   $      407,550
 *3-D Systems Corp.....................................      107,800        1,515,937
 *3Dfx Interactive, Inc................................      560,800        1,524,675
 *A Consulting Team, Inc...............................        4,400           11,412
 *A.C. Moore Arts & Crafts, Inc........................       80,100          538,172
 AAR Corp..............................................      549,550        5,701,581
 ABC Bancorp...........................................       20,280          179,985
 *ABC Rail Products Corp...............................       81,900          596,334
 Abington Bancorp, Inc.................................       43,000          407,156
 *Ablest, Inc..........................................       16,800           94,500
 Abrams Industries, Inc................................       10,000           37,500
 *Abraxas Petroleum Corp...............................       88,200          248,062
 *Acceptance Insurance Companies, Inc..................      278,100        1,320,975
 *Access Worldwide Communications, Inc.................       13,200           11,550
 *Accrue Software, Inc.................................      155,000          343,906
 Aceto Corp............................................       91,826          866,608
 *Acme Communications, Inc.............................      206,000        1,789,625
 *Acme United Corp.....................................        8,700           26,644
 *Acorn Products, Inc..................................       16,000           10,250
 *Action Performance Companies, Inc....................      264,500          810,031
 *Actionpoint, Inc.....................................       86,400          272,700
 Adams Resources & Energy, Inc.........................        6,600           83,325
 *Adaptive Broadband Corp..............................       50,000          352,344
 *ADE Corp.............................................      138,600        2,403,844
 *Adept Technology, Inc................................       76,200        1,164,431
 *Advance Lighting Technologies, Inc...................       81,200          601,387
 *Advanced Aerodynamics & Structures, Inc..............        1,800            1,828
 *Advanced Magnetics, Inc..............................       90,400          214,700
 Advanced Marketing Services, Inc......................       83,550        1,488,234
 *Advanced Neuromodulation Systems, Inc................       75,260        1,766,258
 Advanta Corp. Class A.................................      198,879        1,457,410
 Advanta Corp. Class B Non-Voting......................      333,097        1,972,559
 Advest Group, Inc.....................................      101,900        3,343,594
 *Aehr Test Systems....................................       81,400          407,000
 *AEP Industries, Inc..................................       65,350        2,701,814
 *Aerovox, Inc.........................................       80,600          209,056
 *Aetrium, Inc.........................................      136,400          598,881
 *Aftermarket Technology Corp..........................      190,300          606,581
 *AG Services America, Inc.............................        2,900           36,250
 Agco Corp.............................................      949,500        9,257,625
 *Agribrands International, Inc........................       65,800        2,878,750
 *AHL Services, Inc....................................      276,900        3,374,719
 *AHT Corp.............................................      164,200              164
 *Air Methods Corp.....................................       99,900          363,698
 Airborne Freight Corp.................................      498,900        4,739,550
 *Airgas, Inc..........................................    1,219,800        9,148,500
 *Airnet Systems, Inc..................................      200,900          740,819
 AK Steel Holding Corp.................................      122,941        1,121,837
 Alamo Group, Inc......................................      104,300        1,381,975
 *Alaska Air Group, Inc................................      309,500        8,646,656
 *Alaska Communications Systems Group, Inc.............      259,300        1,669,244
 *Albany International Corp. Class A...................       49,920          489,840

                                                               SHARES          VALUE+
                                                               ------          ------

 *Aldila, Inc..........................................      236,900   $      433,083
 Alfa Corp.............................................       72,600        1,343,100
 Alico, Inc............................................       81,000        1,356,750
 *All American Semiconductor, Inc......................        7,860           66,319
 Allen Organ Co. Class B...............................        5,000          278,750
 *Allen Telecom, Inc...................................      299,300        4,938,450
 Alliance Bancorp......................................      147,320        2,670,175
 *Alliance Semiconductor Corp..........................      408,700        5,325,872
 *Allied Healthcare Products, Inc......................      130,000          392,031
 *Allied Holdings, Inc.................................      111,535          557,675
 *Allied Research Corp.................................       64,400          563,500
 *Allied Riser Communications..........................      434,100          718,978
 *Allin Communications Corp............................       90,000          154,687
 *Allou Health & Beauty Care, Inc. Class A.............      101,500          367,937
 *Alltrista Corp.......................................       11,300          120,769
 *Almost Family, Inc...................................       13,700           46,237
 *Alpha Technologies Group, Inc........................       70,300          540,431
 *Alphanet Solutions, Inc..............................       92,400          210,787
 *Alterra Healthcare Corp..............................      489,200        1,008,975
 Ambanc Holding Co., Inc...............................       69,300        1,104,469
 *Ambassadors, Inc.....................................      149,900        2,515,509
 *AMC Entertainment, Inc...............................       91,700          194,862
 Amcast Industrial Corp................................      156,200        1,923,212
 *Amerco, Inc..........................................      204,500        3,834,375
 *America West Holdings Corp. Class B..................      760,300        7,080,294
 *American Aircarriers Support, Inc....................       83,100           46,744
 American Bank of Connecticut..........................       46,600          899,962
 American Biltrite, Inc................................       44,400          649,350
 *American Coin Merchandising, Inc.....................       64,200          164,512
 *American Ecology Corp................................       48,100          122,505
 *American Freightways Corp............................      629,100       17,516,503
 *American Healthcorp, Inc.............................       34,800          279,487
 *American Homestar Corp...............................      100,600           39,297
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        1,709,550
 *American Pacific Corp................................      112,000          542,500
 *American Physicians Services Group, Inc..............       49,500           81,211
 *American Retirement Corp.............................      148,200          570,570
 *American Shared Hospital Services....................        2,100            4,200
 *American Skiing Co...................................      119,200          283,100
 *American Software, Inc. Class A......................      186,500          364,258
 *American Technical Ceramics Corp.....................       73,400          697,300
 American Vanguard Corp................................        7,744           75,504
 American Woodmark Corp................................       35,010          520,774
 Americana Bancorp, Inc................................       28,430          322,503
 *Amerihost Properties, Inc............................       70,000          205,625
 *Ameripath, Inc.......................................      385,100        6,402,287
 *Ameristar Casinos, Inc...............................      186,900        1,062,994
 Ameron, Inc...........................................       58,700        2,010,475
 AmerUs Group Co.......................................      152,985        4,465,250

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Ames Department Stores, Inc..........................      590,800   $    1,190,831
 *Amistar Corp.........................................       42,300          108,394
 Ampco-Pittsburgh Corp.................................      207,200        2,253,300
 Amplicon, Inc.........................................       18,600          196,462
 *Amrep Corp...........................................      104,992          485,588
 *Amresco, Inc.........................................      136,700          281,944
 *Amtran, Inc..........................................      200,200        2,921,669
 Amwest Insurance Group, Inc...........................       67,290          164,019
 Analogic Corp.........................................       76,300        2,663,347
 *Analytical Surveys, Inc..............................        9,100            4,692
 Anchor Bancorp Wisconsin, Inc.........................       57,312          857,889
 Andersons, Inc........................................       88,300          775,384
 Andover Bancorp, Inc..................................       71,825        2,134,549
 *Angeion Corp.........................................        6,300            3,248
 Angelica Corp.........................................      179,600        1,706,200
 *Anicom, Inc..........................................      353,100          286,894
 *Ann Taylor Stores Corp...............................      150,900        3,131,175
 *Antigenics, Inc......................................       26,053          313,450
 Apogee Enterprises, Inc...............................      631,500        2,989,758
 *Applica, Inc.........................................      307,500        1,345,312
 *Applied Extrusion Technologies, Inc..................      230,800          569,787
 *Applied Graphics Technologies, Inc...................      347,000          900,031
 Applied Industrial Technologies, Inc..................      470,000        8,342,500
 *Applied Microsystems Corp............................      104,000          347,750
 Applied Signal Technologies, Inc......................      124,900          686,950
 *Arch Capital Group Ltd...............................       74,600        1,112,006
 Arch Chemicals, Inc...................................      275,700        4,962,600
 Arch Coal, Inc........................................      586,700        5,977,006
 *Arch Wireless, Inc...................................       95,800          106,278
 Arctic Cat, Inc.......................................      232,000        2,675,250
 Argonaut Group, Inc...................................      257,100        4,627,800
 *Ark Restaurants Corp.................................       14,900          101,506
 *Arkansas Best Corp...................................      220,900        3,251,372
 Armstrong Holdings, Inc...............................      567,500          532,031
 Arnold Industries, Inc................................      252,800        4,763,700
 *Arqule, Inc..........................................       85,100        2,029,103
 Arrow Financial Corp..................................        7,555          125,838
 Arvinmeritor, Inc.....................................       88,700        1,169,731
 *Asante Technologies, Inc.............................       94,200           83,897
 ASB Financial Corp....................................       14,700          141,947
 *Ascent Assurance, Inc................................          222              347
 *Ashworth, Inc........................................      232,000        1,631,250
 Astea International, Inc..............................       66,100           44,411
 Astro-Med, Inc........................................       56,475          243,548
 *Astronics Corp.......................................       22,687          253,811
 *Astronics Corp.......................................        2,268           25,373
 *Asyst Technologies, Inc..............................       73,800          800,269
 *Atchison Casting Corp................................      159,700          399,250
 *Athey Products Corp..................................       17,140            4,553
 *Atlanta Sosnoff Capital Corp.........................       66,100          685,787
 *Atlantic American Corp...............................       42,900           82,448
 *Atlantis Plastics, Inc...............................       60,000          228,750
 *Atrion Corp..........................................       37,750          457,719
 *Audio Visual Services Corp...........................      430,200          147,881
 *Audiovox Corp. Class A...............................      287,500        2,731,250
 *Ault, Inc............................................       96,700          610,419
 *Aurora Foods, Inc....................................      765,000        1,864,687
 *Auspex Systems, Inc..................................      281,300        1,727,358
 *Autologic Information International, Inc.............        7,100           16,752
 *Avalon Holding Corp. Class A.........................       25,112           65,919

                                                               SHARES          VALUE+
                                                               ------          ------

 *Avatar Holdings, Inc.................................       53,300   $    1,092,650
 *Aviall, Inc..........................................      277,200        1,403,325
 *Aviation Sales Co....................................      217,900          653,700
 *Avid Technology, Inc.................................      544,100        9,844,809
 *Avis Group Holdings, Inc.............................      469,900       15,124,906
 *Avteam, Inc. Class A.................................      175,500           76,781
 *Axsys Technologies, Inc..............................       57,500        1,415,937
 *Aztar Corp...........................................      667,100        9,672,950
 AZZ, Inc..............................................        2,500           42,187
 Badger Meter, Inc.....................................       21,200          500,850
 *Badger Paper Mills, Inc..............................       10,400           28,600
 Bairnco Corp..........................................      116,700          904,425
 Baker (J.), Inc.......................................      311,918        1,315,904
 *Baker (Michael) Corp.................................       80,800          646,400
 Baldwin & Lyons, Inc. Class B.........................       49,500          931,219
 *Baldwin Piano & Organ Co.............................       73,600          282,900
 *Baldwin Technology, Inc. Class A.....................      219,700          274,625
 *Ballantyne Omaha, Inc................................       34,600           23,787
 *Baltek Corp..........................................        5,100           37,612
 *Bancinsurance Corp...................................       60,270          271,215
 Bancorp Connecticut, Inc..............................       47,400          613,237
 Bandag, Inc...........................................      145,200        5,544,825
 Bandag, Inc. Class A..................................      185,800        5,945,600
 *Bank Plus Corp.......................................      283,400          925,478
 *Bank United Financial Corp. Class A..................      289,400        1,971,537
 Bank West Financial Corp..............................        2,100           15,094
 BankAtlantic Bancorp, Inc. Class A....................      168,883          622,756
 Banner Corp...........................................      269,401        3,561,144
 Banta Corp............................................        4,000           91,500
 Barnes Group, Inc.....................................       20,000          378,750
 *Barrett Business Services, Inc.......................       59,000          247,062
 *Barringer Technologies, Inc..........................       99,400          888,387
 *Barry (R.G.) Corp....................................      150,764          348,642
 *Basin Exploration, Inc...............................      164,300        3,260,328
 Bassett Furniture Industries, Inc.....................      190,450        2,196,127
 *Battle Mountain Gold Co..............................      930,400        1,453,750
 Bay View Capital Corp.................................      493,242        3,853,453
 *Baycorp Holdings, Ltd................................       44,000          346,500
 *Bayou Steel Corp. Class A............................      169,900          159,281
 *BCT International, Inc...............................       11,100           16,650
 *Be Aerospace, Inc....................................       10,500          146,016
 *Beazer Homes USA, Inc................................      129,300        4,048,706
 *BEI Electronics, Inc.................................       86,000          153,187
 BEI Technologies, Inc.................................      113,000        1,348,937
 *Bel Fuse, Inc. Class A...............................       28,000          946,750
 Bel Fuse, Inc. Class B................................       79,800        2,643,375
 *Belco Oil & Gas Corp.................................      175,500        1,502,719
 Bell Industries, Inc..................................      161,863          404,657
 *Bell Microproducts, Inc..............................      174,700        3,270,166
 *Bellwether Exploration Co............................      148,500          937,406
 *Benchmark Electronics, Inc...........................      137,600        3,973,200
 *Benton Oil & Gas Co..................................      330,100          515,781
 Bergen Brunswig Corp. Class A.........................      753,600       11,351,100
 Berkley (W.R.) Corp...................................      329,900       11,845,472
 *Berlitz International, Inc...........................      217,200        1,656,150
 *Bethlehem Steel Corp.................................    2,572,100        5,787,225
 *Beverly Enterprises..................................    1,973,900       10,856,450
 *BF Enterprises, Inc..................................        2,300           22,137
 BHA Group Holdings, Inc. Class A......................       19,200          304,200
 *Big 4 Ranch, Inc.....................................       73,300                0
 Bindley Western Industries, Inc.......................      203,654        6,415,101

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Bio Vascular, Inc....................................       90,900   $      363,600
 *Bioanalytical Systems, Inc...........................       11,400           27,075
 *Bionx Implants, Inc..................................      175,000          382,812
 *Bio-Rad Laboratories, Inc. Class A...................      177,625        5,861,625
 *BioReliance Corp.....................................       54,200          653,787
 *Biosite Diagnostics, Inc.............................       20,500          765,547
 *Biosource International, Inc.........................      127,300        1,845,850
 *Birmingham Steel Corp................................      615,700          769,625
 *Black Hawk Gaming & Development, Inc.................       47,000          325,328
 Blair Corp............................................      138,900        2,951,625
 Blimpie International.................................       28,000           36,750
 Block Drug Co., Inc. Class A..........................       40,688        2,145,020
 *Blonder Tongue Laboratories, Inc.....................        4,600           17,825
 *Bluegreen Corp.......................................      359,098          763,083
 BMC Industries, Inc...................................      463,500        2,317,500
 Bob Evans Farms, Inc..................................      226,600        4,624,056
 *Boca Resorts, Inc....................................      607,900        9,308,469
 *Bogen Communications International, Inc..............        5,000           23,906
 *Bolt Technology Corp.................................        4,400           16,500
 *Bombay Co., Inc......................................      742,540        1,809,941
 *Bon-Ton Stores, Inc..................................      220,300          647,131
 *Books-a-Million, Inc.................................      313,700          828,364
 *Boron, Lepore and Associates, Inc....................      220,600        2,123,275
 *Boston Biomedical, Inc...............................       53,000          125,875
 *Boston Communications Group, Inc.....................      109,200        2,248,837
 Bostonfed Bancorp, Inc................................       55,460        1,039,875
 Bowl America, Inc. Class A............................       51,450          443,756
 Bowne & Co., Inc......................................      648,732        5,230,402
 *Boyd Gaming Corp.....................................      534,100        2,069,637
 *Brass Eagle, Inc.....................................      136,700          692,044
 *Brigham Exploration Co...............................       45,700          165,662
 *BrightStar Information Technology Group, Inc.........      183,900          155,166
 Brookline Bancorp, Inc................................       47,800          519,825
 *Brooks Automation, Inc...............................       67,200        1,522,500
 *Brookstone, Inc......................................      122,800        1,554,187
 *Brown & Sharpe Manufacturing Co. Class A.............      234,275        1,142,091
 *Brown (Tom), Inc.....................................      268,000        7,169,000
 Brown Shoe Company, Inc...............................      344,000        3,676,500
 Brush Wellman, Inc....................................      225,209        4,307,122
 BSB Bancorp, Inc......................................      132,531        1,826,443
 *BTG, Inc.............................................       33,000          216,562
 *BTU International, Inc...............................       85,300          717,053
 *Buckhead America Corp................................       15,700           66,725
 *Budget Group, Inc....................................      736,800        1,243,350
 *Building Materials Holding Corp......................      252,300        2,014,458
 *Bull Run Corp........................................       89,000          169,656
 Burlington Coat Factory Warehouse Corp................      645,040        8,748,355
 *Burlington Industries, Inc...........................    1,155,800        1,516,987
 Bush Industries, Inc. Class A.........................       43,900          551,494
 *Butler International, Inc............................      111,700          593,406
 Butler Manufacturing Co...............................      105,000        2,559,375
 *BWAY Corp............................................      169,500          741,562
 *C.P. Clare Corp......................................      197,000          886,500
 Cadmus Communications Corp............................      133,700          940,078
 Calgon Carbon Corp....................................      660,000        3,712,500
 *Caliber Learning Network, Inc........................      267,100          417,344

                                                               SHARES          VALUE+
                                                               ------          ------

 *Calico Commerce, Inc.................................       30,000   $       47,812
 *California Coastal Communities, Inc..................       45,100          188,856
 *Callon Petroleum Co..................................       41,600          585,000
 Cal-Maine Foods, Inc..................................      110,800          467,437
 Camco Financial Corp..................................        8,183           71,857
 Cameron Financial Corp................................       32,700          666,262
 *Cannon Express, Inc. Class A.........................        6,900            6,469
 *Cannondale Corp......................................      142,600          516,925
 *Canterbury Information Technology, Inc...............          900            3,600
 *Capital Corp. of the West............................        2,800           32,200
 *Capital Crossing Bank................................       79,900          714,106
 *Capital Pacific Holdings, Inc........................      190,900          572,700
 *Capital Senior Living Corp...........................      357,200          870,675
 *Capital Trust, Inc...................................      105,400          447,950
 Capitol Bancorp, Ltd..................................       41,672          424,533
 Capitol Transamerica Corp.............................      121,800        1,453,987
 *Caprius, Inc.........................................        1,439              237
 Caraustar Industries, Inc.............................      169,100        1,527,184
 *Carbide/Graphite Group, Inc..........................      159,700          399,250
 *Cardiac Pathways Corp................................        3,000           11,484
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *CareMatrix Corp......................................        9,322            4,195
 *Carlyle Industries, Inc..............................       29,312            8,207
 Carpenter Technology Corp.............................      482,800       16,022,925
 *Carriage Services, Inc. Class A......................      226,000          339,000
 *Carrington Laboratories, Inc.........................      121,900          131,423
 Carter-Wallace, Inc...................................      285,500        8,582,844
 Cascade Corp..........................................      138,150        2,219,034
 *Casella Waste Systems, Inc. Class A..................      168,800          638,275
 Casey's General Stores, Inc...........................       49,100          572,322
 Cash America International, Inc.......................      375,700        1,596,725
 *Casino Data Systems..................................      231,800        1,253,169
 Castle (A.M.) & Co....................................      161,130        1,681,794
 *Castle Dental Centers, Inc...........................       58,600           19,228
 Castle Energy Corp....................................      147,700          996,975
 *Catalina Lighting, Inc...............................      110,200          254,837
 Cato Corp. Class A....................................      371,700        5,087,644
 Cavalier Homes, Inc...................................      352,281          308,246
 *CB Richard Ellis Services, Inc.......................      294,600        4,437,412
 CBRL Group, Inc.......................................      291,000        6,301,969
 *CCA Industries, Inc..................................       40,800           27,412
 CCBT Financial Companies, Inc.........................       22,400          405,300
 *Celadon Group, Inc...................................      112,100          455,406
 *Celebrity, Inc.......................................       26,325           19,612
 *Celeris Corporation..................................       56,333           72,177
 *Celeritek, Inc.......................................        2,800          100,187
 Cenit Bancorp, Inc....................................       54,900          638,212
 Central Bancorp, Inc..................................       24,900          396,844
 *Central Garden & Pet Co..............................      381,700        3,256,378
 Century Aluminum Co...................................      336,300        2,406,647
 *Century Business Services, Inc.......................      436,400          456,856
 *Ceradyne, Inc........................................       95,000          733,281
 *Ceres Group, Inc.....................................        6,600           38,775
 *CFM Technologies, Inc................................      108,300          534,731
 *Champion Enterprises, Inc............................      940,800        2,940,000
 Champion Industries, Inc..............................       72,100          159,972
 *Champps Entertainment, Inc...........................      130,800        1,044,356
 *Charming Shoppes, Inc................................    1,772,900       10,083,369
 *Chart House Enterprises, Inc.........................      170,400          777,450
 *Chase Industries, Inc................................      123,150          954,412

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Check Technology Corp................................       70,700   $      262,916
 *Checkers Drive-In Restaurant, Inc....................      136,221          549,141
 *Checkpoint System, Inc...............................      537,300        4,432,725
 Chemed Corp...........................................      109,500        3,764,062
 Chemfirst, Inc........................................       76,600        1,551,150
 Chesapeake Corp.......................................      208,800        3,497,400
 *Chesapeake Energy Corp...............................    1,312,800        7,630,650
 Chester Valley Bancorp................................        1,376           23,435
 Chicago Rivet & Machine Co............................       11,800          211,662
 *Children's Comprehensive Services, Inc...............      163,200          520,200
 *Childtime Learning Centers, Inc......................       43,500          256,922
 *Chiquita Brands International, Inc...................    1,343,131        2,266,534
 *Cholestech Corp......................................        8,900           51,731
 *Chromcraft Revington, Inc............................       17,700          130,537
 *Chronimed, Inc.......................................       45,100          331,203
 *Chyron Corp..........................................      105,500          204,406
 CICOR International, Inc..............................      157,800        1,558,275
 *CIDCO, Inc...........................................      267,100          429,864
 *Ciprico, Inc.........................................       74,600          627,106
 *Circuit City Stores, Inc. (Carmax Group).............      549,800        2,199,200
 *Circuit Systems, Inc.................................       53,000           14,575
 *Citadel Holding Corp. Class A........................       58,640          172,255
 *Citation Holding Corp. Class B.......................       14,660           44,896
 Citizens Banking Corp.................................       37,250          876,539
 *Citizens, Inc. Class A...............................       82,089          502,797
 City Holding Co.......................................       97,100          576,531
 *Civic Bancorp........................................       41,557          649,328
 CKE Restaurants, Inc..................................    1,006,900        2,454,319
 *Clarent Corp.........................................       44,901          544,425
 *Clean Harbors, Inc...................................      166,100          308,842
 Cleveland Cliffs, Inc.................................      191,300        3,790,131
 *Clintrials Research, Inc.............................      335,000        1,832,031
 CNA Surety Corp.......................................       64,500          757,875
 *CNS, Inc.............................................      235,700          758,659
 Coachmen Industries, Inc..............................      261,300        2,237,381
 *Coast Dental Services, Inc...........................      145,600          200,200
 *Coast Distribution System............................       90,200           78,925
 Coastal Bancorp, Inc..................................      116,900        2,217,447
 *Coastcast Corp.......................................      106,000        1,835,125
 *Cobra Electronic Corp................................       83,900          474,559
 *Coeur d'Alene Mines Corp.............................      417,500          469,687
 *Cohesion Technologies, Inc...........................      117,300          652,481
 Cold Metal Products, Inc..............................       70,400          129,800
 Cole National Corp. Class A...........................      206,900        1,823,306
 Collins Industries, Inc...............................       28,200           93,412
 *Columbia Banking System, Inc.........................       60,056          750,700
 *Columbus Energy Corp.................................       50,932          420,189
 Columbus McKinnon Corp................................       34,200          345,206
 *Comdial Corp.........................................      209,400          372,994
 *Comforce Corp........................................       64,700           97,050
 *Comfort Systems USA, Inc.............................      540,100        1,687,812
 *Command Systems, Inc.................................       24,400           51,850
 Commercial Bancshares, Inc............................       27,834          470,569
 Commercial Bank of New York...........................       26,400          305,250
 Commercial Metals Co..................................      233,633        5,724,008
 Commercial National Financial Corp....................       14,000          242,375
 Commonwealth Bancorp, Inc.............................      169,300        2,523,628
 Commonwealth Industries, Inc..........................      378,000        1,748,250
 Communications Systems, Inc...........................        6,400           59,600

                                                               SHARES          VALUE+
                                                               ------          ------

 Community Bank System, Inc............................       58,000   $    1,284,700
 Community Financial Corp..............................       14,300          144,787
 Community Financial Group, Inc........................       12,800          152,000
 Community First Brokerage Co..........................       12,400          254,200
 Community Savings Bankshares, Inc.....................       37,200          466,162
 Community Trust Bancorp, Inc..........................       56,107          825,825
 *Compucom Systems, Inc................................      746,700        1,225,055
 *Computer Horizons Corp...............................      330,500        1,146,422
 *Computer Learning Centers, Inc.......................       43,300           36,534
 *Computer Motion, Inc.................................       38,300          152,003
 *Computer Network Technology Corp.....................       57,350        1,345,933
 *Comshare, Inc........................................      104,250          306,234
 *Comstock Resources, Inc..............................      424,000        3,657,000
 *Comtech Telecommunications Corp......................        4,900           49,306
 *Concord Camera Corp..................................       85,000        1,694,687
 *Cone Mills Corp......................................      555,000        1,838,437
 *Congoleum Corp. Class A..............................       97,400          292,200
 *Conmed Corp..........................................      207,161        2,984,413
 *Consolidated Freightways Corp........................      411,500        1,491,687
 *Consolidated Graphics, Inc...........................      188,900        1,948,031
 *Continental Materials Corp...........................        4,600           55,775
 *Cooker Restaurant Corp...............................      135,000          143,437
 Cooper Tire & Rubber Co...............................      158,200        1,463,350
 Cooperative Bankshares, Inc...........................       20,800          201,500
 *CoorsTek, Inc........................................       71,900        1,766,044
 *Copart, Inc..........................................      241,600        4,144,950
 *Core Materials Corp..................................          500              750
 *Core, Inc............................................        7,400           21,506
 *Cornell Corrections, Inc.............................      159,500          647,969
 *Correctional Services Corp...........................      126,500          318,227
 *Corrpro Companies, Inc...............................      123,575          440,236
 Corus Bankshares, Inc.................................       30,700        1,244,309
 *Cost-U-Less, Inc.....................................       35,000           41,562
 *Cotelligent Group, Inc...............................      186,400          302,900
 Cotton States Life Insurance Co.......................        8,300           71,069
 Courier Corp..........................................       23,400          646,425
 *Covenant Transport, Inc. Class A.....................      246,800        2,090,087
 *Coventry Health Care, Inc............................      249,900        5,279,137
 *Cover-All Technologies, Inc..........................       31,901           13,159
 Covest Bancshares, Inc................................       48,825          601,158
 CPAC, Inc.............................................       85,400          569,778
 CPB, Inc..............................................      107,000        2,688,375
 CPI Corp..............................................       86,400        1,927,800
 *Craig (Jenny), Inc...................................      247,800          340,725
 *Craig Corp...........................................       51,700          155,100
 *Credit Acceptance Corp...............................      743,700        4,055,489
 *Creditrust Corp......................................       15,500            4,495
 *Crestline Capital Corp...............................       14,500          347,094
 *Criticare Systems, Inc...............................       91,000          207,594
 *Cross (A.T.) Co. Class A.............................      234,300        1,259,362
 *Crossman Communities, Inc............................       40,800          780,300
 *Crown Central Petroleum Corp. Class A................       79,000          602,375
 *Crown Central Petroleum Corp. Class B................       68,700          515,250
 Crown Crafts, Inc.....................................      170,700           58,678
 *Crown Group, Inc.....................................       68,300          307,350
 *Crown-Andersen, Inc..................................       22,900           94,462
 *CSK Auto Corp........................................      523,000        1,536,312
 *CSP, Inc.............................................       40,800          155,550
 *CSS Industries, Inc..................................      186,500        3,555,156

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *CTB International Corp...............................       74,000   $      605,875
 Cubic Corp............................................      131,350        4,613,669
 Culp, Inc.............................................      201,218          540,773
 *Cumulus Media, Inc. Class A..........................      501,900        2,187,970
 *Curative Health Services, Inc........................      158,800          868,437
 Curtiss-Wright Corp...................................       94,900        4,602,650
 *Cyberoptics Corp.....................................       40,100          739,344
 *Cybersource Corp.....................................       24,300           74,798
 *Cybex International, Inc.............................      114,200          306,912
 *Cylink Corp..........................................       41,200          137,762
 *Cyrk, Inc............................................      357,000          847,875
 *Cysive, Inc..........................................      175,000        1,178,516
 *Cytrx Corp...........................................       14,600           13,231
 *D A Consulting Group, Inc............................      119,200          145,275
 Dain Rauscher Corp....................................       57,800        5,418,750
 *Dairy Mart Convenience Stores, Inc...................        9,000           35,437
 *Damark International, Inc. Class A...................       75,100          558,556
 *Dan River, Inc. Class A..............................      452,200          960,925
 *Danielson Holding Corp...............................       57,300          222,037
 *Data I/O Corp........................................       90,600          327,009
 Data Research Association, Inc........................       19,000           99,750
 *Data Systems & Software, Inc.........................       91,900          439,397
 *Datakey, Inc.........................................        9,700           40,012
 *Dataram Corp.........................................       37,780          476,972
 *DataTRAK International, Inc..........................       59,200          212,750
 *Datron Systems, Inc..................................       43,700          520,303
 *Datum, Inc...........................................       88,400        1,947,562
 *Dave and Busters, Inc................................      160,540        1,484,995
 *DaVita, Inc..........................................      587,300        6,203,356
 *Dawson Geophysical Co................................       68,900          600,722
 *Daxor Corp...........................................       52,000          552,500
 Deb Shops, Inc........................................       97,000        1,209,469
 *Deckers Outdoor Corp.................................      117,000          533,812
 *Decora Industries, Inc...............................        9,900              841
 Decorator Industries, Inc.............................       24,232           65,123
 *Del Global Technologies Corp.........................      177,800        1,533,525
 *dELiA*s Corp.........................................      504,858          418,086
 *Delphi Financial Group, Inc. Class A.................       14,230          503,386
 Delta Apparel, Inc....................................       52,000          819,000
 *Delta Financial Corp.................................      144,900           45,281
 Delta Natural Gas Co., Inc............................       26,100          479,587
 *Delta Woodside Industries, Inc.......................      520,000          552,500
 Deltic Timber Corp....................................      108,400        2,201,875
 *Denali, Inc..........................................       69,500           16,289
 *Designs, Inc.........................................      178,800          427,444
 *Detection Systems, Inc...............................      101,000        1,129,937
 *Detrex Corp..........................................       12,800           74,000
 *Devcon International Corp............................       55,100          306,494
 *Diedrich Coffee, Inc.................................           52               29
 *Digi International, Inc..............................      339,200        2,093,500
 Dime Community Bancorp, Inc...........................      196,600        4,024,156
 Dimon, Inc............................................      890,500        3,061,094
 *Diodes, Inc..........................................       29,250          323,578
 *Discount Auto Parts, Inc.............................      321,800        2,031,362
 *Diversified Corporate Resources, Inc.................        5,400           20,250
 *Dixie Group, Inc.....................................      183,919          543,136
 *Dixon Ticonderoga Co.................................       30,150          118,716
 *Dollar Thrifty Automotive Group, Inc.................      465,600        8,148,000
 *Dominion Homes, Inc..................................       76,400          592,100
 Donegal Group, Inc....................................       93,744          931,581
 *Donna Karan International, Inc.......................       42,100          207,869

                                                               SHARES          VALUE+
                                                               ------          ------

 Donnelly Corp. Class A................................       78,525   $    1,014,543
 Downey Financial Corp.................................      253,913       11,553,041
 *Dress Barn, Inc......................................      294,123        6,856,742
 *Drew Industries, Inc.................................       11,200           63,000
 *DRS Technologies, Inc................................       73,475        1,010,281
 *DT Industries, Inc...................................      222,000        2,204,460
 *Duck Head Apparel Co., Inc...........................       52,000          143,000
 *Duckwall-Alco Stores, Inc............................      106,300          762,370
 *Ducommun, Inc........................................       33,700          400,187
 *Dura Automotive Systems, Inc.........................      311,763        1,938,776
 *DVI, Inc.............................................      243,500        4,032,969
 *Dwyer Group, Inc.....................................        9,200           18,112
 *Dynamics Research Corp...............................       85,636          701,145
 *E Com Ventures, Inc..................................       27,000           23,625
 Eagle Bancshares, Inc.................................       75,900          704,447
 *Eagle Food Centers, Inc..............................      124,300           83,514
 *Eagle Point Software Corp............................       87,700          306,950
 Earthgrains Co........................................      235,300        5,338,369
 Eastern Co............................................       29,400          448,350
 *eBT International, Inc...............................      229,000          593,969
 ECC International Corp................................      109,500          369,562
 Ecology & Environment, Inc. Class A...................       25,700          157,412
 Edelbrock Corp........................................       89,100          879,862
 *Edge Petroleum Corp..................................        6,000           28,031
 *Edgewater Technology, Inc............................      342,600        1,884,300
 Edo Corp..............................................       66,100          545,325
 *Educational Insights, Inc............................       49,300           47,759
 *EduTrek International, Inc...........................        4,800           15,450
 EFC Bancorp, Inc......................................        5,000           44,375
 *EFTC Corp............................................      329,200          504,087
 *eGain Communications Corp............................       49,563          127,005
 *EGL, Inc.............................................        4,200          144,244
 *El Paso Electric Co..................................       33,500          458,950
 *Elan Corp. P.L.C. ADR................................       41,112        2,217,478
 *Elcom International, Inc.............................       18,300           34,027
 *Elcotel, Inc.........................................       11,900            4,834
 *Elder-Beerman Stores Corp............................      214,500          717,234
 *Electro Rent Corp....................................       77,200          870,912
 *Electroglas, Inc.....................................       86,500        1,116,391
 *Elite Information Group, Inc.........................      180,800          904,000
 Ellett Brothers, Inc..................................       72,400          150,456
 *eLOT, Inc............................................      243,500          140,773
 *ELXSI Corp...........................................       27,900          284,231
 EMC Insurance Group, Inc..............................      124,900        1,260,709
 *Emcee Broadcast Products, Inc........................       50,000           79,687
 *Emcor Group, Inc.....................................       17,000          420,750
 Empire Federal Bancorp, Inc...........................        1,100           13,887
 *EMS Technologies, Inc................................      110,450        1,297,787
 *En Pointe Technologies, Inc..........................       36,500          144,859
 *Encad, Inc...........................................      241,900          408,206
 *Encompass Services Corp..............................      923,675        3,348,322
 *Encore Wire Corp.....................................      101,300          661,616
 Energen Corp..........................................      175,800        5,021,287
 Enesco Group, Inc.....................................      296,900        1,744,287
 Engineered Support Systems, Inc.......................       43,550          966,266
 Enhance Financial Services Group, Inc.................      750,700        9,993,694
 Ennis Business Forms, Inc.............................        6,000           43,500
 *Enserch Exploration Corp.............................      848,618        2,864,086
 *Entrada Networks, Inc................................       50,280           92,704
 *Environmental Elements Corp..........................       14,500           23,562

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Environmental Technologies Corp......................       35,800   $       31,884
 *ePresence, Inc.......................................      164,200          631,144
 *Equinox Systems, Inc.................................       87,550          833,093
 *Equity Marketing, Inc................................        5,800           71,775
 *Equity Oil Co........................................      180,300          456,384
 *Esco Technologies, Inc...............................      240,300        4,265,325
 Espey Manufacturing & Electronics Corp................        3,800           64,362
 *Esterline Technologies Corp..........................      268,542        5,253,353
 Ethyl Corp............................................    1,130,000        1,483,125
 *Evans & Sutherland Computer Corp.....................      184,000        1,138,500
 *Exabyte Corp.........................................      373,100        1,276,702
 Exide Corp............................................      378,900        3,433,781
 *Exponent, Inc........................................       91,400          874,012
 *Extended Stay America, Inc...........................      535,600        6,661,525
 Ezcorp, Inc. Class A Non-Voting.......................      246,000          242,156
 *E-Z-Em, Inc. Class A.................................       45,200          289,562
 *E-Z-Em, Inc. Class B.................................        3,843           24,259
 Fab Industries, Inc...................................       87,081        1,132,053
 *Fairchild Corp. Class A..............................      482,729        2,534,327
 *Fairfield Communities, Inc...........................       20,000          278,750
 Falcon Products, Inc..................................      112,100          833,744
 *Fansteel, Inc........................................       91,700          332,412
 *Farm Family Holdings, Inc............................       30,500        1,288,625
 Farmer Brothers Co....................................          484           93,170
 *Faro Technologies, Inc...............................       18,200           68,819
 Farrel Corp...........................................       62,200           58,312
 FBL Financial Group, Inc. Class A.....................      516,200        7,517,162
 *Featherlite Manufacturing, Inc.......................       27,900           51,441
 Federal Screw Works...................................        2,000           84,750
 Federal-Mogul Corp....................................    1,511,600        2,928,725
 *FEI Co...............................................      225,450        3,790,378
 FFLC Bancorp..........................................       50,833          730,724
 FFY Financial Corp....................................       84,600        1,028,419
 *Fibermark, Inc.......................................      110,350          993,150
 *Fiberstars, Inc......................................       12,900           86,269
 Fidelity Bancorp, Inc.................................       32,700          591,666
 Fidelity Bankshares, Inc..............................        8,000          157,000
 *Fidelity Federal Bancorp.............................       20,000           33,750
 Fidelity National Corp................................      102,000          659,812
 Fidelity National Financial, Inc......................      133,200        3,188,475
 *Finish Line, Inc. Class A............................      302,200        2,436,487
 *Finishmaster, Inc....................................      120,000          592,500
 *Finlay Enterprises, Inc..............................       50,800          596,900
 Finova Group, Inc.....................................      819,400          409,700
 *Firebrand Financial Group, Inc.......................       86,400           49,950
 *First Aviation Services, Inc.........................        9,000           43,594
 First Bancorp.........................................       60,469          927,821
 First Bell Bancorp, Inc...............................       59,600          750,587
 *First Cash, Inc......................................      131,900          373,030
 First Charter Corp....................................       13,700          184,522
 First Citizens Bancshares, Inc........................        5,700          410,578
 First Defiance Financial Corp.........................      131,000        1,432,812
 First Essex Bancorp...................................       95,700        1,773,441
 First Federal Bancshares of Arkansas, Inc.............       60,200        1,106,175
 First Federal Capital Corp............................      131,220        1,484,426
 First Federal of East Hartford........................       31,000          968,750
 First Financial Holdings, Inc.........................      100,600        1,647,325
 First Indiana Corp....................................       92,906        2,093,288

                                                               SHARES          VALUE+
                                                               ------          ------

 *First Investors Financial Services Group, Inc........      126,700   $      483,044
 First Keystone Financial, Inc.........................       38,800          402,550
 First Mariner Bank Corp...............................       43,600          204,375
 First Midwest Financial, Inc..........................       27,000          241,312
 First Niagara Financial Group, Inc....................       61,700          583,258
 First Oak Brook Bancshares, Inc. Class A..............       29,000          459,469
 *First Republic Bank..................................      128,452        3,628,769
 First Sentinel Bancorp, Inc...........................      336,800        3,294,325
 *First Team Sports, Inc...............................       99,300          108,609
 FirstBank NW Corp.....................................       11,600          134,487
 *FirstCity Financial Corp.............................        8,300           15,822
 Firstfed America Bancorp, Inc.........................       14,900          201,150
 *FirstFed Financial Corp..............................      381,400       10,130,937
 Firstspartan Financial Corp...........................       38,700        1,252,912
 *Firstwave Technologies, Inc..........................       45,700           79,975
 *Fischer Imaging Corp.................................      100,600          304,944
 Flag Financial Corp...................................       27,550          147,220
 Flagstar Bancorp, Inc.................................      145,900        1,960,531
 *Flander Corp.........................................      579,000        1,076,578
 Fleetwood Enterprises, Inc............................      489,900        6,123,750
 Fleming Companies, Inc................................      615,197        7,267,015
 Flexsteel Industries, Inc.............................       90,400          963,325
 Florida Rock Industries, Inc..........................       25,000          826,562
 *Florsheim Group, Inc.................................      120,800          154,775
 *Flour City International, Inc........................        2,400            4,275
 Flushing Financial Corp...............................      137,250        2,088,773
 FNB Financial Services Corp...........................       11,900          130,900
 *Foilmark, Inc........................................       84,758          337,708
 *Foodarama Supermarkets, Inc..........................       13,400          268,000
 Foothill Independent Bancorp..........................       45,818          498,271
 *Forest Oil Corp......................................       65,100          805,612
 *Fortune Financial, Inc...............................       86,300          194,175
 *Foster (L.B.) Co. Class A............................      169,900          520,319
 Foster Wheeler Corp...................................      927,100        3,708,400
 *FPIC Insurance Group, Inc............................      163,500        1,632,445
 Frankfort First Bancorp, Inc..........................       25,650          331,847
 Franklin Bank National Associaton Southfield, MI......       49,283          432,766
 *Franklin Covey Co....................................      352,400        2,819,200
 *Franklin Electronic Publishers, Inc..................      112,300          786,100
 Freds, Inc. Class A...................................      215,750        4,321,742
 Fremont General Corp..................................    1,215,800        3,267,462
 *French Fragrances, Inc...............................       33,100          359,962
 Frequency Electronics, Inc............................       87,000        1,131,000
 *Fresh America Corp...................................       32,200           37,231
 *Fresh Choice, Inc....................................       65,100          115,959
 *Friede Goldman International.........................      232,176          943,215
 *Friedman Billings Ramsey Group, Inc. Class A.........      227,300        1,392,212
 Friedman Industries, Inc..............................      108,195          338,109
 Friedmans, Inc. Class A...............................      240,500        1,202,500
 Frisch's Restaurants, Inc.............................       92,392        1,247,292
 *Fritz Companies, Inc.................................      316,800        2,079,000
 *Frozen Food Express Industries, Inc..................      328,600          677,737
 FSF Financial Corp....................................        9,400          137,475
 *FSI International, Inc...............................      254,500        2,262,664
 *FTI Consulting, Inc..................................       73,900          526,537
 GA Financial, Inc.....................................       75,100          919,975
 *Gadzooks, Inc........................................      122,900        2,223,722

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Gainsco, Inc..........................................      407,700   $    1,070,212
 *Galey & Lord, Inc....................................      272,200          527,387
 *GameTech International, Inc..........................       58,900          243,883
 Garan, Inc............................................       58,000        1,326,750
 *Garden Fresh Restaurant Corp.........................       69,700          546,709
 *Gart Sports Co.......................................       16,637          219,920
 *Gasonics International, Inc..........................       59,700          805,950
 Gaylord Entertainment Co..............................      136,000        3,068,500
 GBC Bancorp...........................................       66,400        2,313,625
 *GC Companies, Inc....................................      135,900          195,356
 *Geerling & Wade, Inc.................................       27,500           51,992
 *Gehl Co..............................................      117,800        1,354,700
 Gencorp, Inc..........................................      680,100        5,440,800
 *General Binding Corp.................................       19,400          157,625
 General Cable Corp....................................      210,800        1,198,925
 *General Communications, Inc. Class A.................      896,900        4,470,486
 *General Datacomm Industries, Inc.....................       20,100           36,431
 *Genesee & Wyoming, Inc...............................       39,300        1,174,087
 *Genlyte Group, Inc...................................       91,600        2,146,875
 *GenStar Therapeutics Corporation.....................       14,000          141,750
 *Gensym Corp..........................................       74,000          148,000
 *Gentiva Health Services..............................       70,175          888,152
 *Gerber Childrenswear, Inc............................       49,900          237,025
 Gerber Scientific, Inc................................      375,800        2,630,600
 *Getty Petroleum Marketing, Inc.......................      209,600        1,100,400
 *Giant Group, Ltd.....................................       50,600            9,108
 *Giant Industries, Inc................................      191,600        1,413,050
 Gibraltar Steel Corp..................................      143,100        1,940,794
 *Giga-Tronics, Inc....................................       20,800          134,225
 *G-III Apparel Group, Ltd.............................       98,600          662,469
 *Gish Biomedical, Inc.................................       47,900           80,831
 Glatfelter (P.H.) Co..................................      673,500        7,745,250
 *Glenayre Technologies, Inc...........................      679,100        3,098,394
 *Global Sources, Ltd..................................        8,704          192,576
 *Global Vacation Group, Inc...........................      169,000          433,062
 Golden Enterprises, Inc...............................       17,200           63,962
 *Golden State Vintners, Inc...........................       76,400          563,450
 *Good Guys, Inc.......................................      305,900        1,089,769
 *Goodys Family Clothing...............................      454,800        1,790,775
 Gorman-Rupp Co........................................       44,000          764,500
 *Gottschalks, Inc.....................................      231,700        1,042,650
 *GP Strategies Corp...................................      222,665        1,155,075
 *Gradco Systems, Inc..................................       91,550          120,159
 *Graham Corp..........................................       27,150          264,712
 Granite Construction, Inc.............................      134,200        3,732,437
 Granite State Bankshares, Inc.........................       22,800          471,675
 *Graphic Packaging International Corp.................      630,600          906,487
 Gray Communications Systems, Inc......................       35,950          566,212
 Great American Financial Resources, Inc...............       11,600          208,800
 Great Atlantic & Pacific Tea Co., Inc.................      628,200        5,143,387
 *Greenbriar Corp......................................       10,700            5,350
 Greenbrier Companies, Inc.............................      247,900        2,370,544
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          328,125
 *Griffon Corp.........................................      475,600        2,972,500
 *Group 1 Automotive, Inc..............................       98,900          890,100
 *Group 1 Software, Inc................................       25,350          337,472
 *GTSI Corp............................................      153,400          599,219
 Guaranty Federal Bancshares, Inc......................       15,300          181,209
 *Guaranty Financial Corp..............................       22,000          118,250

                                                               SHARES          VALUE+
                                                               ------          ------

 *Guest Supply, Inc....................................       76,200   $    1,323,975
 Guilford Mills, Inc...................................      436,800          655,200
 *Gulf Island Fabrication, Inc.........................        9,700          153,078
 *Gulfmark Offshore, Inc...............................      107,400        2,554,106
 *Gundle/SLT Environmental, Inc........................      250,800          627,000
 *Gymboree Corp........................................      457,100        5,928,016
 *GZA Geoenvironmental Technologies, Inc...............       42,700          266,875
 Haggar Corp...........................................      107,325        1,455,595
 *Hahn Automotive Warehouse, Inc.......................       38,746           23,611
 *Halifax Corp.........................................       24,000           91,500
 *Hallwood Group, Inc..................................          100              325
 *Ha-Lo Industries, Inc................................      389,000        1,264,250
 *Hampshire Group, Ltd.................................       19,100          168,319
 *Hampton Industries, Inc..............................       79,094           98,867
 Hancock Fabrics, Inc..................................      242,300          954,056
 Hancock Holding Co....................................        1,600           51,200
 *Handleman Co.........................................      474,436        3,321,052
 *Hanger Orthopedic Group, Inc.........................      311,000          660,875
 Harbor Florida Bancshares, Inc........................       17,500          213,828
 Hardinge Brothers, Inc................................      155,200        1,920,600
 Harleysville Group, Inc...............................      460,200       11,318,044
 Harman International Industries, Inc..................       18,300          667,950
 *Harolds Stores, Inc..................................        2,000            3,000
 *Harry's Farmers Market, Inc. Class A.................       46,100           25,211
 *Hartmarx Corp........................................      696,000        1,609,500
 *Harvey Entertainment Co..............................       52,400           22,106
 *Hastings Entertainment, Inc..........................      174,000          402,375
 Hastings Manufacturing Co.............................        1,700            9,987
 *Hathaway Corp........................................       45,300          144,394
 *Hauser, Inc..........................................       42,275           20,477
 Haven Bancorp, Inc....................................      117,000        3,758,625
 Haverty Furniture Co., Inc............................      280,200        2,977,125
 *Hawaiian Airlines, Inc...............................      568,400        1,172,325
 *Hawk Corp............................................      191,000        1,193,750
 *Hawker Pacific Aerospace.............................       84,000          312,375
 *Hawthorne Financial Corp.............................       85,700        1,079,284
 HCC Insurance Holdings, Inc...........................       34,100          831,187
 *Headway Corporate Resources, Inc.....................      113,200          191,025
 *Health Management Systems, Inc.......................      276,400          336,862
 *Health Risk Management, Inc..........................       72,700          527,075
 *Health Systems Design Corp...........................       90,000          177,187
 *Healthcare Recoveries, Inc...........................       77,600          259,475
 *Healthcare Services Group, Inc.......................      192,300          979,528
 *Healthcor Holdings...................................       65,300              979
 *Healthplan Services Corp.............................      302,298        2,852,937
 *Hector Communications Corp...........................        9,500           98,562
 *HEI, Inc.............................................        5,700           54,863
 Heico Corp............................................       14,900          235,606
 Heico Corp. Class A...................................        1,490           17,321
 Heritage Financial Corp...............................       24,100          244,013
 *Herley Industries, Inc...............................       26,733          517,116
 *Hexcel Corp..........................................      438,550        4,083,997
 HF Financial Corp.....................................       52,150          519,870
 *High Plains Corp.....................................      246,300          581,114
 *Highlands Insurance Group, Inc.......................      226,410        2,136,744
 *Hirsch International Corp. Class A...................       90,000           82,969
 *Hi-Shear Industries, Inc.............................       53,500          136,258
 *Hi-Tech Pharmacal, Inc...............................       55,900          227,094
 *HMI Industries, Inc..................................       27,800           31,709
 HMN Financial, Inc....................................       70,000          892,500

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Hoenig Group, Inc....................................      104,700   $    1,105,894
 *Holiday RV Superstores, Inc..........................       70,700          311,522
 Holly Corp............................................      118,900        1,605,150
 *Hollywood Casino Corp. Class A.......................       32,900          285,819
 *Hollywood Entertainment Corp.........................      611,100          592,003
 *Hologic, Inc.........................................      314,500        1,592,156
 Home Federal Bancorp..................................       34,875          529,664
 Home Loan Financial Corp..............................          700            5,119
 Home Port Bancorp, Inc................................       14,500          529,703
 *Home Products International, Inc.....................      125,550          209,904
 *Homebase, Inc........................................      839,650        1,154,519
 *Homegold Financial, Inc..............................       50,000           24,563
 *Homeland Holding Corp................................        6,900            5,822
 Horizon Financial Corp................................      100,865          977,130
 *Horizon Health Corp..................................      122,400          631,125
 *Horizon Offshore, Inc................................      161,900        2,570,163
 *Horizon Organic Holding Corp.........................       40,000          282,500
 *Horizon Pharmacies, Inc..............................       38,200           62,075
 *Houston Exploration Co...............................      272,600        7,223,900
 *Hovnanian Enterprises, Inc. Class A..................      257,084        1,976,333
 Howell Corp...........................................      104,200        1,289,475
 *HPSC, Inc............................................       47,200          250,160
 *HS Resources, Inc....................................      247,600        8,031,525
 *Hub Group, Inc. Class A..............................      109,500          780,188
 *Hudson Hotels Corp...................................        4,766            9,383
 Hudson River Bancorp, Inc.............................      186,500        2,395,359
 *Hudson Technologies, Inc.............................       54,900          130,388
 *Huffy Corp...........................................      180,400        1,251,525
 Hughes Supply, Inc....................................      389,350        5,665,043
 Hunt (J.B.) Transport Services, Inc...................      671,800        8,796,381
 Hunt Corp.............................................      157,850          641,266
 *Huntco, Inc. Class A.................................       92,600           92,600
 *Hurco Companies, Inc.................................       92,800          319,000
 *Hutchinson Technology, Inc...........................      547,800        8,576,494
 *Hycor Biomedical, Inc................................       63,300          354,084
 *Hypercom Corp........................................      224,800          772,750
 *Hyseq, Inc...........................................      161,600        1,954,350
 *iBasis, Inc..........................................       69,700          299,492
 Iberiabank Corp.......................................      107,800        1,906,713
 *Ico, Inc.............................................      241,800          404,259
 *ICT Group, Inc.......................................       48,500          465,297
 *ICU Medical, Inc.....................................       61,400        1,724,956
 *IdeaMall, Inc........................................      132,400          194,463
 *IEC Electronics Corp.................................      134,000          180,063
 *IFR Systems, Inc.....................................      145,900          569,922
 *IHOP Corp............................................       69,900        1,393,631
 *II-VI, Inc...........................................      239,400        3,770,550
 Ikon Office Solutions, Inc............................      872,100        2,616,300
 *Il Fornaio (America) Corp............................        8,800          114,125
 *Imation Corp.........................................      162,100        2,573,338
 IMCO Recycling, Inc...................................      349,700        1,573,650
 *Immucor, Inc.........................................      168,900          723,103
 *Imperial Credit Industries, Inc......................      733,500          607,430
 *Imperial Sugar Co....................................      697,400          653,813
 *Impreso.com, Inc.....................................        6,500           16,555
 Independence Holding Co...............................       57,860          723,250
 Independent Bank East.................................       81,612        1,361,900
 Industrial Bancorp, Inc...............................       29,200          367,738
 *Industrial Distribution Group, Inc...................      178,900          424,888
 *Industrial Holdings, Inc.............................        9,200           15,381
 *Infinium Software, Inc...............................       74,400          190,650

                                                               SHARES          VALUE+
                                                               ------          ------

 *Infocrossing, Inc....................................       20,800   $      226,200
 *InFocus Corporation..................................       92,000        2,846,250
 *Infogrames, Inc......................................       14,280           89,696
 *Infonautics Corp. Class A............................       64,100           53,083
 *Information Resources, Inc...........................      537,000        2,013,750
 Ingles Market, Inc. Class A...........................      211,100        1,965,869
 *Innodata Corp........................................           94            1,601
 *Innotrac Corp........................................      147,400          700,150
 *Innovative Clinical Solutions, Ltd...................        8,426            8,031
 *Innovative Gaming Corp. of America...................        6,600            5,878
 *Innoveda, Inc........................................      302,600          581,559
 *Innovex, Inc.........................................       22,200          234,488
 *Inprimis, Inc........................................       98,700          157,303
 *Inprise Corp.........................................      147,900          741,811
 *Input/Output, Inc....................................      678,300        5,426,400
 *Insignia Financial Group, Inc........................      446,332        4,825,965
 *Insilco Holding Co...................................          432           25,920
 *Insituform East, Inc.................................       31,200           48,750
 *Inspire Insurance Solutions, Inc.....................      273,200           81,106
 Insteel Industries, Inc...............................      123,800          170,225
 *Insurance Auto Auctions, Inc.........................      160,800        1,829,100
 *Insurance Management Solutions, Inc..................       19,600            9,494
 *InsWeb Corp..........................................      100,000          156,250
 *Integra, Inc.........................................      104,800           65,500
 *IntegraMed America, Inc..............................       58,400          122,275
 *Integrated Electrical Services, Inc..................      486,300        2,765,831
 *Integrated Information Systems, Inc..................       52,400           48,306
 *Integrated Measurement System, Inc...................       83,800        1,202,006
 *Integrated Silicon Solution, Inc.....................      167,700        1,286,573
 *Intellicall, Inc.....................................        4,500            3,938
 Intelligent Systems Corp..............................       52,375          222,594
 *Intelligroup, Inc....................................       81,800          126,534
 *Inter Parfums, Inc...................................      154,800        1,373,850
 Interface, Inc. Class A...............................      752,000        6,321,500
 *Intergraph Corp......................................      792,900        4,782,178
 *Interlinq Software Corp..............................       74,100          181,777
 *Intermagnetics General Corp..........................      141,154        2,258,464
 Intermet Corp.........................................      365,600        2,262,150
 *International Aircraft Investors.....................       38,500          212,953
 International Aluminum Corp...........................       48,900          971,888
 International Multifoods Corp.........................      398,000        7,686,375
 *International Remote Imaging Systems, Inc............        6,200            8,138
 International Shipholding Corp........................       80,450          573,206
 *International Speciality Products, Inc...............      527,190        3,097,241
 *International Total Services, Inc....................       74,900           72,653
 *Internet Pictures Corp...............................       20,000           35,625
 Interpool, Inc........................................      591,600        7,986,600
 *Interstate National Dealers Services, Inc............        3,900           23,034
 *Intervisual Books, Inc. Class A......................        9,900           13,613
 *Intevac, Inc.........................................        5,100           20,559
 *Intrusion.com, Inc...................................      109,100          923,941
 Investors Title Co....................................       18,200          205,888
 *Invision Technologies, Inc...........................      160,800          306,525
 *Invivo Corp..........................................       48,500          466,813
 *Ionics, Inc..........................................      193,900        4,338,513
 *Iridex Corp..........................................       74,300          559,572
 *Isco, Inc............................................       91,100          535,213
 *I-Sector Corporation.................................       68,500           57,797

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Isle of Capri Casinos, Inc...........................      272,500   $    2,103,359
 *Isolyser Co., Inc....................................      597,600          709,650
 *IT Group, Inc .......................................      410,379        1,641,516
 *ITC Learning Corp....................................       49,200           16,144
 *ITLA Capital Corp....................................      154,400        2,267,750
 *Itron, Inc...........................................      265,300        1,069,491
 *IVI Checkmate Corp...................................      188,305          458,993
 *J & J Snack Foods Corp...............................      170,100        2,461,134
 *J. Alexander's Corp..................................       89,900          258,463
 *J. Jill Group, Inc...................................      176,600        2,511,031
 *Jackpot Enterprises, Inc.............................      106,500          672,281
 Jacksonville Bancorp, Inc.............................       16,200          228,825
 *Jaclyn, Inc..........................................       26,900           73,975
 *Jaco Electronics, Inc................................      105,669          653,827
 *Jacobson Stores, Inc.................................       82,750          319,363
 *JDA Software Group, Inc..............................       55,500          669,469
 Jefferies Group, Inc..................................       54,100        1,352,500
 Jefferson Savings Bancorp, Inc........................       84,800        1,216,350
 *JLM Industries, Inc..................................      128,200          196,306
 *Jo-Ann Stores, Inc. Class A..........................       35,700          249,900
 *Jo-Ann Stores, Inc. Class B..........................       35,700          191,888
 *Johnson Outdoors, Inc................................      127,000          742,156
 *Jos. A. Bank Clothiers, Inc..........................      122,150          473,331
 *JPM Co...............................................       97,200          133,650
 *JPS Industries, Inc..................................       15,900           64,594
 *JWGenesis Financial Corp.............................       35,850          376,425
 K Swiss, Inc. Class A.................................       88,200        2,119,556
 *K2, Inc..............................................      312,880        2,463,930
 *Kaiser Aluminum Corp.................................    1,549,565        7,457,282
 *Kaiser Ventures, Inc.................................      133,000        1,812,125
 Kaman Corp. Class A...................................      460,100        5,363,041
 *Kasper A.S.L., Ltd...................................       59,900           11,231
 Katy Industries, Inc..................................      139,300        1,009,925
 Kaye Group, Inc.......................................       40,000          312,500
 *KBK Capital Corp.....................................       68,900          258,375
 *KCS Energy, Inc......................................      183,900          379,294
 *Kellstrom Industries, Inc............................      196,800          651,900
 Kellwood Co...........................................      448,218        9,020,387
 Kenan Transport Co....................................          200            5,106
 *Kendle International, Inc............................      126,200        1,313,269
 Kennametal, Inc.......................................       31,000          889,313
 *Kennedy-Wilson, Inc..................................        5,100           21,197
 *Kent Electronics Corp................................      139,450        2,187,622
 *Kentucky Electric Steel, Inc.........................       32,600           61,634
 Kentucky First Bancorp, Inc...........................       11,700          121,388
 *Kevco, Inc...........................................      138,800           82,413
 Kewaunee Scientific Corp..............................       30,800          381,150
 *Key Energy Group, Inc................................      162,400        1,177,400
 *Key Production Co., Inc..............................      146,612        3,537,015
 *Key Technology, Inc..................................       55,800          296,438
 *Key Tronic Corp......................................      181,200          753,113
 *Keystone Automotive Industries, Inc..................      288,680        1,646,378
 *Keystone Consolidated Industries, Inc................      147,849          332,660
 *kforce.com, Inc......................................      994,600        4,693,269
 Kimball International, Inc. Class B...................      287,000        4,313,969
 *Kimmins Corp.........................................       16,000            5,120
 *Kinark Corp..........................................       73,400           73,400
 *Kit Manufacturing Co.................................       11,100           51,338
 *Kitty Hawk, Inc......................................       90,900            5,000
 Klamath First Bancorp, Inc............................      145,600        1,688,050

                                                               SHARES          VALUE+
                                                               ------          ------

 Knape & Vogt Manufacturing Co.........................       37,434   $      515,887
 *Komag, Inc...........................................    1,656,840        1,527,399
 *Koss Corp............................................       45,700        1,065,381
 *Kroll-O'Gara Co......................................      403,400        2,344,763
 *Krug International Corp..............................       65,400           85,838
 *K-Tron International, Inc............................        6,300          116,353
 *Kulicke & Soffa Industries, Inc......................      197,000        1,849,953
 *Kushner-Locke Co.....................................       68,900           24,761
 *KVH Industries, Inc..................................       59,200          379,250
 *LabOne, Inc..........................................      145,750          933,711
 *Labtec, Inc..........................................        8,916           69,099
 *Laclede Steel Co.....................................       44,100            4,410
 LaCrosse Footwear, Inc................................       29,400           82,688
 *Ladish Co., Inc......................................      254,200        2,335,463
 *Lakeland Industries, Inc.............................        6,100           30,500
 *Lakes Gaming, Inc....................................      184,225        1,393,202
 *Lamson & Sessions Co.................................      154,300        1,369,413
 *Lancer Corp..........................................       94,400          495,600
 *Landair Corp.........................................       25,800           91,913
 Landamerica Financial Group, Inc......................      247,812        7,434,360
 Landrys Seafood Restaurants, Inc......................      476,835        4,291,515
 *Larscom, Inc.........................................       57,400          235,878
 *LaserSight Corporation...............................       32,100           67,209
 Lawrence Savings Bank.................................        3,500           31,828
 Lawson Products, Inc..................................      250,000        6,367,188
 *Layne Christensen Co.................................      194,500          759,766
 *Lazare Kaplan International, Inc.....................      132,300          678,038
 La-Z-Boy, Inc.........................................      102,949        1,467,023
 *LeadingSide, Inc.....................................       72,400           50,906
 *Leapnet, Inc.........................................      155,686          172,715
 *Learn2.com, Inc......................................       60,454           51,008
 *Lechters, Inc........................................      263,400          119,353
 Ledger Capital Corp...................................       36,000          355,500
 Lennox International, Inc.............................      221,100        1,547,700
 Lesco, Inc............................................       61,700          832,950
 *Let's Talk Cellular & Wireless, Inc..................          400               36
 Liberty Bancorp, Inc..................................        2,800           23,975
 Liberty Corp..........................................       28,000        1,055,250
 *Life Financial Corp..................................      134,200           79,681
 *Lifeline Systems, Inc................................       14,400          187,200
 Lifetime Hoan Corp....................................      158,600        1,085,419
 Lillian Vernon Corp...................................      122,600        1,103,400
 *Lindal Cedar Homes, Inc..............................        8,000           16,625
 Lindberg Corp.........................................       98,900          785,019
 *Lions Gate Entertainment Corp........................       41,145           69,432
 *Lithia Motors, Inc. Class A..........................        5,500           76,656
 *LMI Aerospace, Inc...................................       20,300           41,869
 LNR Property Corp.....................................      372,200        7,676,625
 *Lodgenet Entertainment Corp..........................       29,000          396,938
 *Lodgian, Inc.........................................      396,900        1,314,731
 *Loews Cineplex Entertainment Corp....................    1,023,300          767,475
 *Logic Devices, Inc...................................      105,500          141,766
 Lone Star Steakhouse Saloon...........................      517,300        4,114,152
 Longs Drug Stores Corp................................       29,200          580,350
 Longview Fibre Co.....................................      427,340        5,742,381
 *Louis Dreyfus Natural Gas Corp.......................      260,100        8,388,225
 LSI Industries, Inc...................................        5,830          123,888
 LTV Corp..............................................    1,675,600          837,800
 *LTX Corp.............................................      167,200        2,001,175
 Luby's Cafeterias, Inc................................      463,400        2,201,150
 Lufkin Industries, Inc................................       95,200        1,582,700

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

                                                               SHARES          VALUE+
                                                               ------          ------
 *Lumisy, Inc..........................................      172,100   $      672,266
 *Lydall, Inc..........................................      294,900        2,838,413
 *Lynch Corp...........................................        6,200          296,050
 *M.H. Meyerson & Co., Inc.............................       84,500          233,695
 *Mac-Gray Corp........................................      297,200        1,077,350
 *Mackie Designs, Inc..................................        1,000            6,250
 *Made2Manage Systems, Inc.............................       89,000          230,844
 *Magellan Health Services, Inc........................      489,800        1,438,788
 *Magnetek, Inc........................................      393,000        5,059,875
 *Magnum Hunter Resources, Inc.........................      118,000          767,000
 *Mail.com, Inc........................................        6,400            6,600
 *Mail-Well, Inc.......................................      412,400        1,958,900
 *Main Street & Main, Inc..............................      128,400          399,244
 Main Street Bancorp, Inc..............................       38,600          289,500
 *Mallon Resources Corp................................       46,100          234,822
 *Manchester Equipment Co., Inc........................      184,200          454,744
 *Mapinfo Corp.........................................       17,300          571,981
 Marcus Corp...........................................      302,000        4,416,750
 *Marine Transport Corp................................      128,870          620,187
 *Marisa Christina, Inc................................       94,000          102,813
 Maritrans, Inc........................................      192,100        1,344,700
 *MarkWest Hydrocarbon, Inc............................      155,500        1,729,938
 *Marlton Technologies, Inc............................      103,700           90,738
 Marsh Supermarkets, Inc. Class A......................       42,900          682,378
 Marsh Supermarkets, Inc. Class B......................       56,900          734,366
 Massbank Corp. Reading................................       40,266        1,147,581
 Matec Corp............................................       10,350           77,625
 *Material Sciences Corp...............................      346,767        3,380,978
 *Matlack Systems, Inc.................................      144,592          146,038
 *Matria Healthcare, Inc...............................      545,700        1,278,984
 *Matrix Pharmaceutical, Inc...........................      232,800        3,833,925
 *Matrix Service Co....................................      154,300          858,294
 *Mattson Technology, Inc..............................       69,200          658,481
 *Maverick Tube Corp...................................       89,400        1,134,263
 *Max & Ermas Restaurants, Inc.........................       41,900          374,481
 *Maxco, Inc...........................................       38,500          279,125
 *Maxicare Health Plans, Inc...........................      224,000          220,500
 *Maxwell Shoe Company, Inc............................       78,900          877,763
 *Maxwell Technologies, Inc............................       10,900          158,050
 *Maxxam, Inc..........................................      100,700        1,529,381
 *Maynard Oil Co.......................................       53,500          956,313
 *Mayor's Jewelers, Inc................................      386,800        1,208,750
 *Mazel Stores, Inc....................................      182,100          546,300
 *MB Financial, Inc....................................       36,800          446,200
 *McClain Industries, Inc..............................          600            2,606
 McGrath Rent Corp.....................................      114,500        2,039,531
 *McNaughton Apparel Group, Inc........................      114,000        1,638,750
 McRae Industries, Inc. Class A........................        1,000            5,125
 MDC Holdings, Inc.....................................      429,888       12,063,732
 *Meadow Valley Corp...................................       44,064          119,799
 Meadowbrook Insurance Group, Inc......................      193,700          871,650
 *Mechanical Dynamics, Inc.............................        8,600           51,600
 Medford Bancorp, Inc..................................      103,600        1,482,775
 *Media 100, Inc.......................................       12,300           29,597
 *Media Arts Group, Inc................................       72,300          302,756
 *Medialink Worldwide, Inc.............................       51,100          328,956
 *Medical Action Industries, Inc.......................       27,800           95,563
 *Medical Alliance, Inc................................      108,700          468,769
 *Medical Assurance, Inc...............................      443,924        6,464,643
 *Medical Resources, Inc...............................       62,918            2,548
 *Medicore, Inc........................................       58,600           45,781

                                                               SHARES          VALUE+
                                                               ------          ------

 *Medstone International, Inc..........................       75,700   $      418,716
 *MEMC Electronic Materials, Inc.......................      318,800        2,311,300
 Merchants Group, Inc..................................       25,600          441,600
 *Mercury Air Group, Inc...............................       15,300           80,325
 Meridian Insurance Group, Inc.........................       56,870        1,631,458
 *Meridian Medical Technology, Inc.....................       18,000          168,750
 *Meridian Resource Corp...............................       79,200          480,150
 *Merisel, Inc.........................................       36,000           11,813
 *MeriStar Hotels & Resorts, Inc.......................      163,100          377,169
 *Merit Medical Systems, Inc...........................       25,600          149,600
 *Merix Corp...........................................       75,800        1,482,838
 *Merrimac Industries, Inc.............................       11,770          254,526
 *Mesa Air Group, Inc..................................      449,000        2,378,297
 *Mesa Labs, Inc.......................................       17,000          100,938
 *Mestek, Inc..........................................       13,500          226,125
 *Metacreations Corp...................................       47,900          226,028
 Metals USA, Inc.......................................      651,640        1,629,100
 *Metatec Corp. Class A................................      126,000          169,313
 *Metrocall, Inc.......................................      426,710          273,361
 *Metromedia International Group, Inc..................    1,094,500        3,261,610
 MFB Corp..............................................       19,200          333,600
 *MFRI, Inc............................................       63,600          213,656
 MI Schottenstein Homes, Inc...........................      187,600        4,502,400
 *Michael Anthony Jewelers, Inc........................       98,500          178,531
 Michael Foods, Inc....................................      173,981        4,572,438
 *Michaels Stores, Inc.................................       56,200        1,431,344
 *Micro Linear Corp....................................      189,700          575,028
 *Microcide Pharmaceuticals, Inc.......................       67,600          439,400
 MicroFinancial, Inc...................................       30,000          315,000
 *Micros to Mainframes, Inc............................        6,200           12,981
 *Microtest, Inc.......................................       87,000          267,797
 *Microtouch Systems, Inc..............................      139,800        2,896,481
 Mid America Banccorp..................................       91,388        2,216,179
 *Mid Atlantic Medical Services, Inc...................      289,000        6,141,250
 Midcoast Energy Resources, Inc........................        4,000           78,000
 *Middleby Corp........................................      170,000        1,043,906
 Middlesex Water Co....................................        7,500          220,078
 Midland Co............................................       21,400          612,575
 *Midway Airlines Corp.................................      118,500          507,328
 Midwest Grain Products, Inc...........................      124,300        1,176,966
 Mikasa, Inc...........................................      205,900        3,384,481
 *Mikohn Gaming Corp...................................      124,400          723,075
 Milacron, Inc.........................................      194,900        2,972,225
 *Miller Industries, Inc...............................      692,550          562,697
 *Miltope Group, Inc...................................       53,600           45,225
 *MIM Corp.............................................       69,800          101,428
 Mine Safety Appliances Co.............................      118,800        2,828,925
 Minntech Corp.........................................      121,400          785,306
 Minuteman International, Inc..........................        9,000           77,344
 Mississippi Chemical Corp.............................      494,900        1,453,769
 *Mitcham Industries, Inc..............................      134,100          528,019
 *Modis Professional Services, Inc.....................      913,100        3,424,125
 *Modtech Holdings, Inc................................        4,300           27,950
 *Monarch Casino and Resort, Inc.......................        5,200           27,138
 *Monarch Dental Corp..................................      138,400          134,075
 *Monro Muffler Brake, Inc.............................      101,130          913,330
 Monterey Bay Bancorp, Inc.............................       44,500          454,734
 *Moog, Inc. Class A...................................       99,850        2,546,175
 *Moog, Inc. Class B...................................       12,800          520,000
 *Moore Handley, Inc...................................        2,000            2,469
 *Moore Medical Corp...................................       43,300          254,388

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

                                                               SHARES          VALUE+
                                                               ------          ------
 *Mother's Work, Inc...................................       67,000   $      586,250
 *Motient Corp.........................................       82,700          366,981
 *Motor Car Parts & Accessories, Inc...................       71,200           72,624
 *Motor Club of America................................        5,600           53,725
 Movado Group, Inc.....................................      178,150        2,087,695
 *Movie Gallery, Inc...................................      254,900          892,150
 *MS Carriers, Inc.....................................      221,600        4,445,850
 MTS Systems Corp......................................      366,510        2,290,688
 Mueller (Paul) Co.....................................        6,100          157,075
 *Multi Color Corp.....................................        6,000           57,938
 *Multiple Zones International, Inc....................      172,000          462,250
 Myers Industries, Inc.................................       16,165          196,001
 *Mynd Corp............................................       35,200          341,000
 *N & F Worldwide Corp.................................      284,100          994,350
 *NABI, Inc............................................      545,300        2,624,256
 Nacco Industries, Inc. Class A........................      115,600        4,436,150
 *Napco Security Systems, Inc..........................       52,300          186,319
 Nash Finch Co.........................................      242,700        3,071,672
 Nashua Corp...........................................      118,000          538,375
 *Nastech Pharmaceutical Co., Inc......................       95,600          590,031
 *Nathans Famous, Inc..................................      112,300          315,844
 National City Bancorp.................................      115,314        1,873,853
 *National Equipment Services, Inc.....................      242,400          696,900
 *National Home Centers, Inc...........................       70,500          104,648
 *National Home Health Care Corp.......................       58,211          318,341
 National Presto Industries, Inc.......................      141,050        4,169,791
 *National Processing, Inc.............................       54,500          974,188
 *National Research Corp...............................       78,000          292,500
 *National RV Holdings, Inc............................      107,650          982,306
 National Steel Corp. Class B..........................      436,700          764,225
 National Technical Systems, Inc.......................      128,684          341,817
 *National Techteam, Inc...............................      302,700          917,559
 *National Western Life Insurance Co. Class A..........       24,300        2,159,663
 *NationsRent, Inc.....................................      107,600          188,300
 *Natrol, Inc..........................................      122,500          195,234
 *Natural Alternatives International, Inc..............       82,100          200,119
 *Natural Microsystems Corp............................       71,400        1,173,638
 *Natural Wonders, Inc.................................       89,100          167,063
 *Navigators Group, Inc................................       13,500          176,766
 NBT Bancorp...........................................      101,347        1,422,025
 NCH Corp..............................................       97,600        3,891,800
 *NCI Building Systems, Inc............................      187,900        3,276,506
 *NCS Healthcare, Inc..................................      230,200           54,097
 *Neff Corp. Class A...................................       11,000           19,938
 Nelson (Thomas), Inc..................................      200,100        1,188,094
 *Netmanage, Inc.......................................      690,413          625,687
 *Network Commerce, Inc................................      163,000          211,391
 *Network Equipment Technologies, Inc..................      390,100        2,779,463
 *Netzee, Inc..........................................       95,500          105,945
 *Neurocrine Biosciences, Inc..........................       83,600        2,427,013
 *New American Healthcare Corp.........................       23,600              295
 *New Brunswick Scientific Co., Inc....................       77,531          390,078
 *New Century Financial Corp...........................      270,100        2,962,659
 *New Day Runner, Inc..................................        3,740            1,870
 *New Horizons Worldwide, Inc..........................       63,775        1,000,470
 *Newcor, Inc..........................................       64,712           88,979
 *Newmark Homes Corp...................................        2,000           19,625
 Newmil Bancorp, Inc...................................       43,500          428,203
 *Newpark Resources, Inc...............................      216,000        1,633,500

                                                               SHARES          VALUE+
                                                               ------          ------

 *Nexell Therapeutics, Inc.............................          425   $        1,408
 *NEXIQ Technologies, Inc..............................      117,600          235,200
 *Nexthealth, Inc......................................       83,600          261,250
 *Niagara Corp.........................................      132,200          340,828
 Nitches, Inc..........................................        3,679           20,349
 *NMT Medical, Inc.....................................      124,100          224,931
 *Nobel Learning Communities, Inc......................       72,900          514,856
 Noel Group Inc........................................       95,400            1,908
 Noland Co.............................................        2,000           36,500
 *Norstan, Inc.........................................      246,500          570,031
 *Nortek, Inc..........................................      139,700        3,178,175
 North Central Bancshares, Inc.........................       41,300          718,878
 Northeast Bancorp.....................................       22,500          185,625
 Northland Cranberries, Inc. Class A...................      201,600          141,750
 Northrim Bank.........................................       26,696          243,601
 *Northwest Pipe Co....................................       98,200          923,694
 *Novamed Eyecare, Inc.................................       35,000           57,422
 *Novametrix Medical Systems, Inc......................       20,200           93,425
 *NPS Pharmaceuticals, Inc.............................      128,600        4,991,288
 *NS Group, Inc........................................      308,800        1,920,736
 *Nu Horizons Electronics Corp.........................      144,240        1,205,756
 *NuCo2, Inc...........................................       30,800          214,638
 *Nuevo Energy Co......................................      241,500        3,864,000
 *Numerex Corp. Class A................................       77,800          612,675
 *Nutraceutical International Corp.....................      138,000          258,750
 *Nx Networks, Inc.....................................      141,700          150,556
 Nymagic, Inc..........................................      132,700        2,313,956
 *NZ Corp..............................................       87,400          360,525
 *O.I. Corp............................................       51,800          169,969
 *Oak Technology, Inc..................................      211,800        2,554,838
 Oakwood Homes Corp....................................    1,072,500          536,250
 *Objective Systems Integrators, Inc...................      334,800        5,869,463
 *Oceaneering International, Inc.......................      127,500        2,032,031
 OceanFirst Financial Corp.............................      164,000        3,428,625
 *O'Charleys, Inc......................................      127,000        2,194,719
 *Ocwen Financial Corp.................................      522,800        2,973,425
 *Officemax, Inc.......................................    1,289,600        3,062,800
 *Offshore Logistics, Inc..............................      385,000        7,086,406
 *Ogden Corp...........................................      634,996        9,088,380
 Oglebay Norton Co.....................................       52,200        1,192,444
 *Ohio Art Co..........................................        3,600           22,275
 Ohio Casualty Corp....................................    1,335,200       10,952,813
 Oil-Dri Corp. of America..............................       50,800          392,113
 *Old Dominion Freight Lines, Inc......................      134,300        1,334,606
 *Olympic Steel, Inc...................................      220,200          522,975
 *Omega Protein Corp...................................      493,200          770,625
 *Omega Worldwide, Inc.................................       82,100          182,159
 *Omnova Solutions, Inc................................       20,700          102,206
 *Omtool, Ltd..........................................      279,400          541,338
 *On Command Corp......................................       54,900          392,878
 *One Price Clothing Stores, Inc.......................      163,400          148,081
 *Ontrack Data International, Inc......................       23,400          139,303
 *Onyx Acceptance Corp.................................      113,100          397,617
 *Opinion Research Corp................................       43,900          279,863
 *Opta Food Ingredients, Inc...........................      206,100          251,184
 *Opti, Inc............................................      163,800          650,081
 *OpticNet, Inc........................................       28,250                0
 *Optika Imaging Systems, Inc..........................       86,000           84,656
 *Option Care, Inc.....................................          800            5,050
 *Orbital Sciences Corp................................       99,600          560,250
 Oregon Steel Mills, Inc...............................      516,761          807,439

                                      123
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

                                                               SHARES          VALUE+
                                                               ------          ------
 *Oriole Homes Corp. Class A Convertible...............       20,800   $       31,850
 *Oriole Homes Corp. Class B...........................       30,900           34,763
 *Orleans Homebuilders, Inc............................       20,100           42,713
 *Oroamerica, Inc......................................      119,400          910,425
 *Orthologic Corp......................................      376,600        1,000,344
 Oshkosh Truck Corp. Class B...........................       66,900        2,640,459
 *Oshman's Sporting Goods, Inc.........................       71,000          665,625
 *OSI Systems, Inc.....................................      106,300          541,466
 *Osmonics, Inc........................................      164,000        1,219,750
 *Osteotech, Inc.......................................       44,600          181,188
 *Ostex International, Inc.............................      105,600          222,750
 *OTR Express, Inc.....................................       15,000            5,156
 *Outlook Group Corp...................................       61,800          366,938
 *Outsource International, Inc.........................       83,400           56,034
 *Overland Data........................................          500            3,422
 Overseas Shipholding Group, Inc.......................      671,400       15,022,575
 Owosso Corp...........................................      108,600          176,475
 Oxford Industries, Inc................................      112,800        1,847,100
 *OYO Geospace Corp....................................        7,000          130,813
 *Pacificare Health Systems, Inc.......................      100,600        1,273,219
 *Packaged Ice, Inc....................................       55,000          110,000
 *PAM Transportation Services, Inc.....................       45,400          361,072
 *Pameco Corp..........................................       55,000          101,406
 Pamrapo Bancorp, Inc..................................       32,300          627,831
 *Pancho's Mexican Buffet, Inc.........................       14,600           46,538
 *Panera Bread CO......................................      205,800        4,463,288
 *Par Technology Corp..................................      164,700          329,400
 Park Electrochemical Corp.............................      228,150        8,085,066
 *Parker Drilling Co...................................    1,225,900        4,903,600
 *Park-Ohio Holdings Corp..............................      185,735          951,892
 Parkvale Financial Corp...............................       52,025        1,082,770
 *Parlex Corp..........................................       44,300          531,600
 *Parlux Fragrances, Inc...............................      230,900          436,545
 Patina Oil & Gas Corp.................................      229,026        4,108,154
 Patrick Industries, Inc...............................       99,650          516,934
 *Paul Harris Stores, Inc..............................      133,000           60,265
 Paula Financial, Inc..................................       93,900          158,456
 *Paul-Son Gaming Corp.................................       35,400           48,675
 *Paxar Corp...........................................       98,600          825,775
 *Paxson Communications Corp...........................      471,700        4,569,594
 *Payless Cashways, Inc................................        4,184            4,576
 *PBOC Holdings, Inc...................................      173,400        1,555,181
 *PCD, Inc.............................................       17,400          143,550
 *Pediatric Services of America, Inc...................       83,900          369,684
 *Pediatrix Medical Group, Inc.........................      252,000        4,410,000
 Peerless Manufacturing Co.............................       16,000          222,500
 *Peerless Systems Corp................................      120,900          119,011
 Penford Corp..........................................       81,000          804,938
 *Penn Traffic Company.................................        1,160            4,531
 *Penn Treaty American Corp............................      116,200        1,946,350
 Penn Virginia Corp....................................      163,900        4,456,031
 Penn-America Group, Inc...............................      165,450        1,147,809
 Pennfed Financial Services, Inc.......................      128,900        1,764,319
 *Pentacon, Inc........................................      129,000          145,125
 *Penwest Pharmaceuticals Company......................        4,200           37,800
 Peoples Bancshares, Inc. Massachusetts................       32,400          455,625
 Pep Boys - Manny, Moe & Jack..........................    1,211,900        4,923,344
 *Perceptron, Inc......................................      159,500          351,398
 *Perini Corp..........................................       71,100          266,625

                                                               SHARES          VALUE+
                                                               ------          ------

 *Perrigo Co...........................................      737,600   $    5,174,725
 *Perry Ellis International, Inc.......................       93,100          497,503
 *Per-Se Technologies, Inc.............................      372,566        1,007,092
 *Personnel Group of America, Inc......................      446,000          947,750
 *Petrocorp, Inc.......................................      102,600          987,525
 *Petroglyph Energy, Inc...............................        9,300           25,139
 *Petroleum Development Corp...........................      232,300        1,212,316
 *PetSmart, Inc........................................       86,300          234,628
 PFF Bancorp, Inc......................................      107,400        1,929,844
 *Pharmchem Laboratories, Inc..........................       64,900          226,136
 *Phar-Mor, Inc........................................      243,300          243,300
 *Philadelphia Consolidated Holding Corp...............       16,000          434,000
 Phillips-Van Heusen Corp..............................      592,800        7,632,300
 *Phoenix International, Ltd...........................      106,750          113,422
 Phoenix Investment Partners, Ltd......................      626,500        9,671,594
 *Phoenix Technologies, Ltd............................        6,500           92,828
 *Photo Control Corp...................................        4,200           10,106
 *PhotoWorks, Inc......................................      208,100          292,641
 Piccadilly Cafeterias, Inc............................      187,700          305,013
 *Pico Holdings, Inc...................................      127,320        1,531,819
 *Picturetel Corp......................................      730,000        3,216,563
 Pier 1 Imports, Inc...................................      150,800        1,668,225
 *Pierre Foods, Inc....................................      133,100          178,853
 Pilgrim Pride Corp....................................      461,600        3,577,400
 Pilgrim's Pride Corp..................................      165,600          910,800
 *Pillowtex Corp.......................................      228,100          114,050
 Pinnacle Bancshares, Inc..............................       10,400           72,800
 *Pinnacle Entertainment, Inc..........................      269,200        5,670,025
 *Pinnacle Global Group, Inc...........................       23,800           98,919
 *Pinnacle Systems, Inc................................       85,620          761,215
 Pioneer Standard Electronics, Inc.....................      417,900        4,159,411
 Pitt-Des Moines, Inc..................................      123,200        3,942,400
 Pittston Brink's Group................................      277,322        4,194,495
 *Planar Systems, Inc..................................      150,600        3,416,738
 *Play By Play Toys and Novelties, Inc.................       94,600           59,125
 *PLM International, Inc...............................      103,200          225,750
 PMR Corp..............................................      110,400          189,750
 Pocahontas Bancorp, Inc...............................       75,500          542,656
 *Point West Capital Corp..............................       14,300           16,534
 *Polymedica Industries, Inc...........................       18,440          423,544
 Polymer Group, Inc....................................      591,900        3,329,438
 Polyone Corp..........................................      250,400        1,392,850
 *Pomeroy Computer Resource, Inc.......................       20,800          282,100
 Pope & Talbot, Inc....................................      239,000        3,196,625
 *Powell Industries, Inc...............................       52,300          549,150
 *Powercerv Corp.......................................      186,000           87,188
 *PPT Vision, Inc......................................       89,000          361,563
 Precision Castparts Corp..............................      123,700        4,368,156
 Premier Financial Bancorp.............................        1,100            6,738
 Presidential Life Corp................................      423,500        6,577,484
 *Previo, Inc..........................................       23,800           93,713
 *Price Communications Corp............................      408,987        7,361,766
 *Pricesmart, Inc......................................       36,850        1,084,772
 *Pride International, Inc.............................      188,600        3,571,613
 *Prime Hospitality Corp...............................      839,800        8,607,950
 *Prime Medical Services, Inc..........................      181,700        1,073,166
 Primesource Corp......................................       95,954          446,786
 *Printronix, Inc......................................       87,100          751,238
 *Printware, Inc.......................................        4,800           10,950
 *Procurenet, Inc......................................       22,400                0

                                      124
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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Professional Bancorp, Inc............................       36,800   $      271,400
 *Professionals Group, Inc.............................       76,710        1,850,629
 *Profit Recovery Group International, Inc.............       46,900          286,530
 *Programmers Paradise, Inc............................       86,900          244,406
 Progress Financial Corp...............................       31,602          262,699
 Promistar Financial Corp..............................       39,925          669,991
 *Protection One, Inc..................................    1,169,100        1,096,031
 *Provant, Inc.........................................      268,500        1,820,766
 Providence & Worcester Railroad Co....................       19,300          117,006
 *Provident Financial Holdings, Inc....................       22,200          411,394
 *PSC, Inc.............................................        9,300           14,531
 *PSS World Medical, Inc...............................      439,300        1,359,084
 *PTEK Holdings, Inc...................................      686,800        1,330,675
 Pulaski Financial Corp................................       22,400          221,200
 *Pure Resources, Inc..................................       44,521          784,683
 *Pure World, Inc......................................      104,400          172,913
 PXRE Group, Ltd.......................................       31,083          423,506
 Pyramid Breweries, Inc................................      101,900          219,722
 *Qad, Inc.............................................        5,500            9,969
 *QEP Co., Inc.........................................       28,250          135,953
 *Quad Systems Corp....................................       72,100           42,809
 Quaker Chemical Corp..................................       71,600        1,279,850
 *Quaker City Bancorp, Inc.............................       63,562        1,303,021
 *Quaker Fabric Corp...................................      260,400        1,074,150
 *Quality Dining, Inc..................................      226,200          586,706
 *Quality Systems, Inc.................................       80,500          638,969
 Quanex Corp...........................................      298,202        5,628,563
 *Quantum Corp-Hard Disk Drive Group...................       21,337          186,699
 *Quigley Corp.........................................       22,100           18,992
 *Quipp, Inc...........................................        1,300           32,013
 Quixote Corp..........................................       56,600          937,438
 *Quorum Health Group, Inc.............................      653,100        9,531,178
 *R & B, Inc...........................................      129,000          249,938
 *Racing Champions Corp................................       83,100           96,084
 *Radiance Medical Systems, Inc........................      108,200          625,531
 *Rag Shops, Inc.......................................       55,755          127,191
 *Railamerica, Inc.....................................      246,265        1,485,286
 *RailWorks Corp.......................................      119,700          228,178
 *Ramsay Youth Services, Inc...........................       51,266           56,873
 *Range Resources Corp.................................      606,891        2,503,425
 *Rare Hospitality International, Inc..................      180,200        4,657,044
 Raven Industries, Inc.................................       17,400          281,119
 *Ravisent Technologies, Inc...........................       49,000           91,109
 *Rawlings Sporting Goods, Inc.........................       11,300           63,916
 *Raytech Corp. DE.....................................       30,300           62,494
 *Raytel Med Corp......................................      160,000          145,000
 *RCM Technologies, Inc................................      238,900        1,082,516
 *RDO Equipment Co. Class A............................       97,500          213,281
 *Reading Entertainment, Inc...........................       75,736          186,973
 *Read-Rite Corp.......................................      361,700        1,169,873
 *Recoton Corp.........................................      204,932        1,793,155
 *Redhook Ale Brewery, Inc.............................      131,700          207,839
 Redwood Empire Bancorp................................       28,200          604,538
 *Reebok International, Ltd............................      469,800       10,012,613
 *Refac................................................       56,785          145,512
 Regal Beloit Corp.....................................      166,500        2,580,750
 *Regeneron Pharmaceuticals, Inc.......................      328,000        7,964,250
 *Rehabilicare, Inc....................................       17,300           43,791
 *Reliability, Inc.....................................      105,600          300,300

                                                               SHARES          VALUE+
                                                               ------          ------

 *Relm Wireless Corp...................................       59,254   $       51,847
 *Remington Oil & Gas Corp.............................       26,000          221,406
 *Renaissance Worldwide, Inc...........................      684,500          598,938
 *Rentrak Corp.........................................       63,000          167,344
 *Rent-Way, Inc........................................       61,000          232,563
 *Reptron Electronics, Inc.............................       91,500          680,531
 *Republic Bankshares, Inc.............................      120,100        1,058,381
 *Republic First Bancorp, Inc..........................       53,230          212,088
 Republic Security Financial Corp......................      277,572        1,817,229
 *ResortQuest International, Inc.......................      288,000        2,016,000
 Resource America, Inc.................................      420,600        3,450,234
 Resource Bancshares Mortgage Group, Inc...............      352,735        2,050,272
 *Respironics, Inc.....................................       16,600          406,700
 *Rex Stores Corp......................................      108,200        1,616,238
 *Rexhall Industries, Inc..............................       14,099           71,376
 *RF Monolithics, Inc..................................       10,000           45,000
 Richardson Electronics, Ltd...........................      105,200        1,295,275
 *Riddell Sports, Inc..................................      125,700          392,813
 Riggs National Corp...................................      518,900        6,048,428
 *Right Management Consultants, Inc....................       87,600        1,042,988
 *Rightchoice Managed Care, Inc. Class A...............       47,700        1,386,281
 *Riverside Group, Inc.................................        3,200            5,600
 Riverview Bancorp, Inc................................       62,400          514,800
 *Riviera Holdings Corporation.........................        5,500           39,188
 *Riviera Tool Co......................................       16,500           35,063
 RLI Corp..............................................      150,230        6,027,979
 *RMH Teleservices, Inc................................       74,000        1,077,625
 *Roadhouse Grill, Inc.................................      152,700          338,803
 Roadway Express, Inc..................................       25,900          502,622
 Roanoke Electric Steel Corp...........................      159,600        1,610,963
 Robbins & Myers, Inc..................................        3,700           87,875
 *Robinson Nugent, Inc.................................       53,900        1,022,416
 *Robotic Vision Systems, Inc..........................      144,100          515,608
 *Rochester Medical Corp...............................       29,000          170,375
 *Rock of Ages Co......................................       90,900          380,644
 Rock-Tenn Co. Class A.................................      414,650        2,695,225
 *Rocky Shoes & Boots, Inc.............................       75,400          325,163
 *Rofin-Sinar Technologies, Inc........................       33,800          293,638
 *Rogue Wave Software, Inc.............................      117,000          511,875
 Rollins Truck Leasing Corp............................    1,227,050        7,822,444
 *Rottlund, Inc........................................       40,600          177,625
 Rouge Industries, Inc. Class A........................      271,100          508,313
 Rowe Furniture Corp...................................        6,800           19,125
 *Royal Precision, Inc.................................       14,150           34,048
 RPC, Inc..............................................      167,900        2,140,725
 *RTI International Metals, Inc........................      354,950        4,636,534
 *RTW, Inc.............................................      169,700          710,619
 *Rural/Metro Corp.....................................      134,500          260,594
 *Rush Enterprises, Inc................................      110,600          433,759
 Russ Berrie & Co., Inc................................      196,300        4,146,838
 Russell Corp..........................................      129,500        2,161,031
 *Ryans Family Steak Houses, Inc.......................      672,800        5,950,075
 Ryerson Tull, Inc.....................................      403,439        3,025,793
 Ryland Group, Inc.....................................      297,100       10,398,500
 *S&K Famous Brands, Inc...............................      106,100          726,122
 *Safety Components International, Inc.................       40,200            1,206
 *SAGA Systems, Inc....................................      120,000        1,342,500
 *Salient 3 Communications, Inc. Class A...............       72,900          161,747

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

                                                               SHARES          VALUE+
                                                               ------          ------
 *Sames Corp...........................................       30,918   $      419,325
 *San Filippo (John B.) & Son, Inc.....................       75,700          279,144
 Sanderson Farms, Inc..................................      227,400        1,627,331
 *Sands Regent Casino Hotel............................       15,492           39,698
 *Saucony, Inc. Class A................................       28,000          276,500
 *Saucony, Inc. Class B................................       51,100          485,450
 *SBS Technologies, Inc................................       26,300          731,469
 *ScanSoft, Inc........................................       43,577           39,492
 *Scheid Vineyards, Inc................................       29,900           99,044
 *Schein (Henry), Inc..................................       49,400        1,306,013
 *Scherer Healthcare, Inc..............................          900            2,813
 *Schieb (Earl), Inc...................................       75,600          217,350
 *Schlotzskys, Inc.....................................      169,400          590,253
 Schnitzer Steel Industries, Inc. Class A..............       88,000        1,243,000
 *Schuff Steel Company.................................      112,000          336,000
 *Schuler Homes, Inc...................................      365,100        3,365,766
 Schulman (A.), Inc....................................      416,400        5,035,838
 Schultz Sav-O Stores, Inc.............................       15,300          166,388
 Schweitzer-Maudoit International, Inc.................      262,900        4,567,888
 Scope Industries, Inc.................................        8,100          378,675
 SCPIE Holdings, Inc...................................      147,900        3,078,169
 Seaboard Corp.........................................       28,440        4,521,960
 Seacoast Financial Services Corp......................      127,846        1,262,479
 *Seacor Smit, Inc.....................................      247,350       10,388,700
 *Secom General Corp...................................       11,500           26,055
 *SED International Holdings, Inc......................      129,700          166,178
 *SEEC, Inc............................................       87,800          223,616
 *Segue Software, Inc..................................       68,900          230,384
 *Seitel, Inc..........................................      337,700        4,727,800
 Selas Corp. of America................................       76,500          253,406
 *Select Comfort Corp..................................       33,000           65,484
 Selective Insurance Group, Inc........................      433,000        8,700,594
 *Seminis, Inc. Class A................................        2,000            1,719
 *Semitool, Inc........................................      122,000        1,311,500
 *SEMX Corp............................................      104,700          471,150
 *Seneca Foods Corp. Class B...........................       10,500          136,500
 *Sensormatic Electronics Corp.........................      479,000        8,562,125
 *Sequa Corp. Class A..................................      100,100        4,498,244
 *Sequa Corp. Class B..................................       31,400        1,919,325
 *SeraCare, Inc........................................        6,700           23,450
 *Service Corp. International..........................    2,275,400        4,266,375
 *Servotronics, Inc....................................          400            1,300
 *Sharper Image Corp...................................       14,900          248,178
 *Sheldahl, Inc........................................      251,750          759,184
 *Shells Seafood Restaurants, Inc......................       42,100           29,154
 *Shiloh Industries, Inc...............................      159,000          760,219
 *Shoe Carnival, Inc...................................      227,300        1,008,644
 *Shoe Pavilion, Inc...................................        9,500           16,922
 *Sholodge, Inc........................................       76,800          412,800
 *Shopko Stores, Inc...................................      616,600        3,738,138
 *Sierra Health Services, Inc..........................      497,200        1,460,525
 Sifco Industries, Inc.................................       76,615          383,075
 *Sight Resource Corp..................................       96,800            9,196
 *Sigmatron International, Inc.........................       16,800           28,350
 *Signal Technology Corp...............................       65,200          790,550
 *Signature Eyewear, Inc...............................       17,000           11,953
 *Silicon Graphics, Inc................................    1,045,000        4,180,000
 *Silicon Valley Group, Inc............................      331,200        8,518,050
 *Silverleaf Resorts, Inc..............................      243,300          684,281
 *Simione Central Holdings, Inc........................       29,400           72,765

                                                               SHARES          VALUE+
                                                               ------          ------

 Simmons First National Corp. Class A..................       42,200   $      814,988
 *Simon Transportation Services, Inc...................       91,300          502,150
 Simpson Industries, Inc...............................      287,400        3,637,406
 *Simula, Inc..........................................       81,950          209,997
 *Sitel Corp...........................................      454,300        1,050,569
 *Sizzler International, Inc...........................      253,300          379,950
 Skyline Corp..........................................      119,000        2,417,188
 Skywest, Inc..........................................       58,100        3,451,503
 SLI, Inc..............................................      439,500        2,994,094
 *Smart & Final Food, Inc..............................      262,800        2,020,275
 *SMC Corp.............................................       74,100          185,250
 Smith (A.O.) Corp.....................................      318,200        5,290,075
 Smith (A.O.) Corp. Convertible Class A................       76,550        1,291,781
 *Smithway Motor Express Corp. Class A.................       73,800          136,069
 *Software Spectrum, Inc...............................       63,000          500,063
 *Sola International, Inc..............................      479,600        1,738,550
 *Sonic Automotive, Inc................................      288,500        2,308,000
 *SONICblue, Inc.......................................      367,224        2,071,373
 *SOS Staffing Services, Inc...........................      233,200          415,388
 *Sound Advice, Inc....................................       25,100          174,131
 South Financial Group, Inc............................      302,751        2,937,631
 South Jersey Industries, Inc..........................      190,277        5,589,387
 *Southern Energy Homes, Inc...........................      168,100          183,859
 *Southwall Technologies, Inc..........................       86,600          530,425
 Southwestern Energy Co................................      475,200        3,653,100
 *Spacehab, Inc........................................      128,700          416,264
 *Spacelabs Medical, Inc...............................      182,900        2,463,434
 Span-American Medical System, Inc.....................       25,900          101,172
 *SPAR Group, Inc......................................        6,000            3,938
 Spartan Motors, Inc...................................      285,200          793,213
 *Sparton Corp.........................................      110,200          523,450
 *Special Metals Corp..................................       52,300          140,556
 *Spectrian Corp.......................................       71,500          842,359
 *Spectrum Control, Inc................................       82,900          992,209
 *SpeedFam-IPEC, Inc...................................      335,547        1,903,181
 *Speizman Industries, Inc.............................       40,400           23,356
 *Spherion Corporation.................................       90,000          950,625
 *Sport Chalet, Inc....................................       45,900          298,350
 *Sport Supply Group, Inc..............................      105,400          171,275
 *Sport-Haley, Inc.....................................       60,800          269,800
 *Sports Authority, Inc................................      610,400        1,106,350
 *Sports Club Co., Inc.................................      115,700          383,256
 *Sportsman's Guide, Inc...............................       90,700           76,528
 Springs Industries, Inc. Class A......................      153,300        4,177,425
 *SPS Technologies, Inc................................        6,200          304,963
 *SS&C Technologies, Inc...............................       56,700          301,219
 *SSE Telecom, Inc.....................................       81,400           81,400
 St. Francis Capital Corp..............................      107,400        1,439,831
 St. Mary Land & Exploration Co........................       74,400        1,713,525
 *Stage II Apparel Corp................................       31,600           13,825
 *Stage Stores, Inc....................................       32,200            1,369
 Standard Commercial Corp..............................      243,080        1,200,208
 *Standard Management Corp.............................      134,600          462,688
 *Standard Microsystems Corp...........................      216,600        4,257,544
 Standard Motor Products, Inc. Class A.................      202,650        1,405,884
 Standard Pacific Corp.................................      659,300       13,598,063
 Standard Register Co..................................      280,400        3,364,800
 *Stanley Furniture, Inc...............................      118,400        2,564,100

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

                                                               SHARES          VALUE+
                                                               ------          ------
 *Star Buffet, Inc.....................................        7,200   $       20,588
 *Star Multi Care Services, Inc........................       19,034           13,086
 *STAR Telecommunications, Inc.........................      312,100          302,347
 *Starcraft Corp.......................................       25,000           65,625
 Starrett (L.S.) Co. Class A...........................       58,400        1,226,400
 State Auto Financial Corp.............................      125,900        1,699,650
 State Financial Services Corp. Class A................      103,600          869,269
 Staten Island Bancorp, Inc............................       82,800        1,578,375
 *Steel Dynamics, Inc..................................        6,600           66,413
 Steel Technologies, Inc...............................      214,600        1,146,769
 *SteelCloud Co........................................        6,100            5,623
 *Stein Mart, Inc......................................        7,200          100,800
 *Steinway Musical Instruments, Inc....................       13,200          234,300
 Stepan Co.............................................      128,900        2,658,563
 Stephan Co............................................       51,500          154,500
 *Sterile Recoveries, Inc..............................       36,000          555,750
 Sterling Bancorp......................................       73,782        1,401,868
 *Sterling Financial Corp..............................      143,968        1,574,650
 Stewart & Stevenson Services, Inc.....................      368,600        7,821,231
 Stewart Enterprises, Inc..............................    2,461,900        4,654,530
 Stewart Information Services Corp.....................      195,500        2,944,719
 Stifel Financial Corp.................................       86,472        1,005,237
 *STM Wireless, Inc. Class A...........................       95,100          375,942
 *Stockwalk.com Group, Inc.............................       56,495          162,423
 *Stone & Webster, Inc.................................      205,200          238,545
 *Stoneridge, Inc......................................      425,800        3,592,688
 *Stratasys, Inc.......................................       32,700          117,516
 *Strategic Distribution, Inc..........................      674,788          274,133
 *Stratus Properties, Inc..............................      199,500          938,273
 *Strawbridge and Clothier Liquidating Trust...........       71,881           10,153
 Stride Rite Corp......................................      610,300        3,623,656
 *Strouds, Inc.........................................      144,100            5,764
 *Suburban Lodges of America, Inc......................      241,100        1,514,409
 *Success Bancshares, Inc..............................       10,500          125,016
 *Successories, Inc....................................      141,800          259,228
 *Summa Industries, Inc................................        8,000           88,250
 *Sunbeam Corp.........................................       56,000           21,000
 *Sunburst Hospitality Corp............................       63,450          444,150
 *Sundance Homes, Inc..................................       40,500            2,531
 *Sunrise Assisted Living, Inc.........................      128,500        3,441,391
 *Sunrise Medical, Inc.................................      376,400        3,693,425
 *Superior Consultant Holdings Corp....................        3,900           13,163
 Superior Surgical Manufacturing Co., Inc..............      141,700        1,098,175
 *Superior Telecom, Inc................................      135,800          381,938
 *Suprema Specialties, Inc.............................       50,500          407,945
 Susquehanna Bancshares, Inc...........................      189,772        2,704,251
 *Swift Energy Corp....................................       50,900        1,558,813
 *Swiss Army Brands, Inc...............................       90,600          506,794
 *Sylvan Learning Systems, Inc.........................      261,900        3,625,678
 *Sylvan, Inc..........................................      104,000          932,750
 *Symmetricom, Inc.....................................      336,500        3,575,313
 *Symphonix Devices, Inc...............................       14,300           43,794
 *Syms Corp............................................      242,600        1,091,700
 Synalloy Corp.........................................       92,850          455,545
 *Synaptic Pharmaceutical Corp.........................       97,900          559,866
 *Synbiotics Corp......................................      130,300           50,898
 *Syncor International Corp............................       93,200        2,793,088
 *Syntellect, Inc......................................      204,300          788,470

                                                               SHARES          VALUE+
                                                               ------          ------

 *Sypris Solutions, Inc................................       26,250   $      172,266
 *Systemax, Inc........................................      434,000          651,000
 Tab Products Co.......................................       70,600          185,325
 *Taco Cabana, Inc.....................................      181,400        1,601,422
 *Taitron Components, Inc..............................        6,500           14,828
 *Tandy Brand Accessories, Inc.........................       44,000          317,625
 *Tandy Crafts, Inc....................................      197,400          283,763
 *Tarrant Apparel Group................................       29,800          154,588
 Tasty Baking Co.......................................        4,200           53,288
 *TBA Entertainment Corp...............................      138,000          549,844
 *TBC Corp.............................................      435,300        1,720,795
 *TCI International, Inc...............................       27,600          210,450
 *TCSI Corp............................................      413,700          400,772
 *TEAM America Corp....................................        2,500           12,305
 *Team, Inc............................................       85,500          243,141
 *Technical Communications Corp........................        6,300           11,616
 Technology Research Corp..............................       65,400          126,713
 *Technology Solutions Corp............................       64,000          123,000
 Tecumseh Products Co. Class A.........................       39,300        1,611,300
 *Tegal Corp...........................................      208,000          370,500
 *Telemate.Net Software, Inc...........................       47,500           51,211
 *Telscape International, Inc..........................        1,200            1,388
 *Telxon Corp..........................................      109,700        2,190,572
 *Temtex Industries, Inc...............................       35,700           33,469
 Tenneco Automotive, Inc...............................      780,720        3,074,085
 *Terex Corp...........................................      192,800        2,506,400
 *Terra Industries, Inc................................    1,539,700        2,790,706
 *Tesoro Petroleum Corp................................      672,900        6,350,494
 *Tetra Technologies, Inc..............................      257,400        3,474,900
 Texas Industries, Inc.................................      269,662        5,999,980
 TF Financial Corp.....................................       32,100          469,463
 *TFC Enterprises, Inc.................................       21,900           26,006
 *The Beard Company....................................       22,500           10,195
 *Thermo Fibertek, Inc.................................      425,000        1,753,125
 *Thomas Group, Inc....................................       40,400          275,225
 Thomas Industries, Inc................................      138,650        3,050,300
 *Thomaston Mills, Inc.................................       34,800           16,313
 Thor Industries, Inc..................................        3,900           79,950
 *Thorn Apple Valley, Inc..............................       14,800              888
 Three Rivers Bancorp, Inc.............................       71,850          583,781
 *Tier Technologies, Inc. Class B......................      132,700          904,019
 *TII Industries, Inc..................................      104,700          127,603
 Timberland Bancorp, Inc...............................       62,200          787,219
 *Tipperary Corp.......................................      126,900          380,700
 Titan International, Inc..............................      262,200        1,196,288
 *Titanium Metals Corp.................................      573,500        3,906,969
 *Todd Shipyards Corp..................................      143,100        1,001,700
 *Toddhunter International, Inc........................       76,000          465,500
 *Toll Brothers, Inc...................................       14,800          590,150
 Toro Co...............................................       84,300        2,818,781
 *Total Entertainment Restaurant Corp..................       20,300           43,138
 *Tower Air, Inc.......................................      166,400           14,144
 *Tower Automotive, Inc................................      898,650        8,200,181
 *Toymax International, Inc............................       16,800           30,450
 *Track 'n Trail, Inc..................................       13,800            6,771
 *Tractor Supply Co....................................      107,200          797,300
 *Traffix, Inc.........................................       34,000           70,656
 *Trailer Bridge, Inc..................................      111,200          203,288
 *Trans World Airlines, Inc............................      638,300          970,216
 *Transact Technologies, Inc...........................        9,700           53,956
 *Transmation, Inc.....................................       60,000           72,188

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

                                                               SHARES          VALUE+
                                                               ------          ------
 *Transmedia Network, Inc..............................       36,700   $      110,100
 *Transmontaigne Oil Co................................      195,850          587,550
 *Transport Corp. of America...........................       12,500           60,352
 Transport Lux Corp....................................        2,746           10,984
 *Transportation Components, Inc.......................      310,800          194,250
 Transpro, Inc.........................................       78,900          207,113
 Transtechnology Corp..................................       97,300          279,738
 *Transworld Healthcare, Inc...........................      228,600          257,175
 *TRC Companies, Inc...................................       91,450        1,674,678
 Tremont Corp..........................................       70,633        2,171,965
 *Trend-Lines, Inc. Class A............................       70,900            1,684
 Trenwick Group, Ltd...................................      353,576        7,557,687
 *Triad Hospitals, Inc.................................        5,000          149,844
 *Trico Marine Services, Inc...........................      455,200        6,230,550
 *Trident Microsystems, Inc............................      176,800          975,163
 *Tridex Corp..........................................       56,800           18,638
 Trinity Industries, Inc...............................       63,000        1,563,188
 *TriPath Imaging, Inc.................................       69,587          562,132
 *Triple S Plastics, Inc...............................       32,100          789,459
 *Tripos, Inc..........................................       43,766        1,080,473
 *Triumph Group........................................      114,900        4,129,219
 *TRM Copy Centers Corp................................       98,200          217,881
 *Trump Hotels & Casino Resorts, Inc...................      500,900        1,314,863
 Tucker Anthony Sutro Corp.............................      227,700        3,899,363
 Tuscarora, Inc........................................          200            2,775
 Twin Disc, Inc........................................       35,200          552,200
 *Twinlab Corp.........................................      384,300          654,511
 *Tyler Technologies, Inc..............................      265,300          530,600
 U.S. Aggregates, Inc..................................       13,300          117,206
 U.S. Bancorp, Inc.....................................      255,000        1,067,813
 *U.S. Diagnostic, Inc.................................       36,600           30,309
 *U.S. Home & Garden, Inc..............................       11,600           12,144
 U.S. Industries, Inc..................................      248,200        1,659,838
 *U.S. Vision, Inc.....................................       52,600          137,253
 *Ubics, Inc...........................................       55,700           92,253
 *Ugly Duckling Corp...................................      227,300        1,008,644
 *UICI.................................................      811,100        5,576,313
 *Ultimate Electronics, Inc............................       87,900        2,378,794
 *Ultrak, Inc..........................................      178,500          624,750
 *Ultralife Batteries, Inc.............................      146,000          944,438
 *Ultratech Stepper, Inc...............................      237,400        4,161,919
 *Unapix Entertainment, Inc............................       62,900            9,828
 Unico American Corp...................................       76,300          505,488
 *Unifab International, Inc............................       32,500          264,063
 *Unifi, Inc...........................................      785,200        6,723,275
 Unifirst Corp.........................................      160,800        1,547,700
 *Uni-Marts, Inc.......................................      103,200          180,600
 *Union Acceptance Corp. Class A.......................       67,900          386,181
 *Uniroyal Technology Corp.............................        9,800           68,447
 *Unit Corp............................................      312,900        3,969,919
 *United American Healthcare Corp.,....................       17,950           24,681
 *United Auto Group, Inc...............................      164,900        1,257,363
 United Community Financial Corp.......................      261,800        1,742,606
 United Fire Casualty Co...............................       35,450          654,717
 United Industrial Corp................................      223,100        2,426,213
 United National Bancorp...............................        7,032          107,678
 *United Natural Foods, Inc............................      126,300        1,843,191
 *United Retail Group, Inc.............................      236,700        1,257,469
 *United Road Services, Inc............................        5,380            4,203
 *United States Energy Corp............................       27,600           77,625
 United Wisconsin Services, Inc........................      244,300        1,099,350

                                                               SHARES          VALUE+
                                                               ------          ------

 *Universal American Financial Corp....................       56,200   $      233,581
 Universal Corp........................................      127,500        4,032,188
 Universal Forest Products, Inc........................       37,700          484,209
 *Universal Stainless & Alloy Products, Inc............      118,900          899,181
 *Uno Restaurant Corp..................................      113,410          942,721
 *Unova, Inc...........................................    1,211,900        4,847,600
 *Urocor, Inc..........................................      146,200          922,888
 *Urologix, Inc........................................      187,500        1,839,844
 *URS Corp.............................................      129,566        1,797,728
 *US Liquids, Inc......................................      155,550          515,259
 *US Oncology, Inc.....................................    1,764,374        8,435,913
 *US Xpress Enterprises, Inc. Class A..................      171,690        1,158,908
 *USA Truck, Inc.......................................       46,100          278,041
 Usec, Inc.............................................      904,300        4,125,869
 *UTI Energy Corp......................................       84,400        1,888,450
 *V.I. Technologies, Inc...............................       14,500           63,438
 *Vail Resorts, Inc....................................      144,075        3,277,706
 *Valence Technology, Inc..............................       38,200          385,581
 *Valley National Gases, Inc...........................       13,800           53,475
 *Value City Department Stores, Inc....................      526,700        3,555,225
 *Valuevision International, Inc. Class A..............      164,500        2,549,750
 *Vans, Inc............................................      147,700        2,229,347
 *Varco International, Inc.............................      124,000        1,960,750
 *Vari L Co., Inc......................................       54,900          178,425
 *Variflex, Inc........................................       71,500          375,375
 *Verdant Brands, Inc..................................        8,700            1,914
 *Verilink Corp........................................      153,900          389,559
 *Veritas DGC, Inc.....................................       67,000        1,645,688
 *Versar, Inc..........................................        1,300            2,194
 *Verso Technologies, Inc..............................       60,485          149,322
 *Verticalbuyer Inc....................................        7,773                0
 Vesta Insurance Group, Inc............................      322,100        1,610,500
 *Vestcom International, Inc...........................      185,000          381,563
 *Vicon Industries, Inc................................       71,500          138,531
 *Vicorp Restaurants, Inc..............................      135,600        2,432,325
 *Video Display Corp...................................       55,200          450,225
 *Video Services Corp..................................       27,000          108,000
 *Videonics, Inc.......................................       58,000           32,625
 *Viisage Technology, Inc..............................       10,400           13,650
 Vintage Petroleum, Inc................................      185,400        3,557,363
 Virco Manufacturing Corp..............................      136,287        1,465,085
 *Virginia Gas Co......................................       22,500           85,430
 *Vision Twenty-One, Inc...............................       17,400            1,436
 Vital Signs, Inc......................................      187,600        6,249,425
 *Vitech America, Inc..................................        1,400            4,288
 *Volt Information Sciences, Inc.......................      163,600        3,026,600
 *VTEL Corp............................................      369,300          525,098
 Vulcan International Corp.............................       12,200          414,038
 *Vysis, Inc...........................................        9,000           58,219
 Wabash National Corp..................................      527,200        3,986,950
 *Wackenhut Corp. Class A..............................       59,800          751,238
 *Wackenhut Corp. Class B Non-Voting...................       85,600          690,150
 *Walker Interactive Systems, Inc......................      169,100          348,769
 *Wall Street Deli, Inc................................       39,700           26,053
 Wallace Computer Services, Inc........................      716,400       11,148,975
 Walter Industries, Inc................................       19,500          119,438
 Warnaco Group, Inc....................................      758,800        1,802,150
 Warren Bancorp, Inc...................................       72,000          522,000
 *Washington Group Intl., Inc..........................      575,900        4,787,169
 *Washington Homes, Inc................................      119,500        1,165,125

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Washington Savings Bank FSB...........................       25,100   $       90,988
 *Waste Connections, Inc...............................      205,900        5,134,631
 *Waterlink, Inc.......................................      252,200          141,863
 Watsco, Inc. Class A..................................      314,700        3,398,760
 Watts Industries, Inc. Class A........................      310,300        3,122,394
 Wausau-Mosinee Paper Corp.............................      636,300        5,527,856
 *Waypoint Financial Corp..............................      178,257        1,632,166
 *Webb Corp............................................      391,688        9,498,434
 *Webco Industries, Inc................................       97,300          145,950
 Weider Nutrition International, Inc...................      166,500          437,063
 *Weirton Steel Corp...................................      767,400        1,151,100
 Wellco Enterprises, Inc...............................        4,800           48,000
 Wellman, Inc..........................................      716,200        9,310,600
 *Wells-Gardner Electronics Corp.......................       50,384          119,662
 Werner Enterprises, Inc...............................      671,337        9,461,656
 *West Marine, Inc.....................................      232,000        1,493,500
 West Pharmaceutical Services, Inc.....................      161,800        3,680,950
 Westbank Corp.........................................        1,400           10,281
 *Westcoast Hospitality Corp...........................      303,100        1,553,388
 Westcorp, Inc.........................................      524,475        7,572,108
 *Westell Technologies, Inc............................       40,300          162,459
 Westerfed Financial Corp..............................       71,600        1,528,213
 Western Ohio Financial Corp...........................       21,700          356,694
 *Weston (Roy F.), Inc. Class A........................      112,300          477,275
 *Wet Seal, Inc. Class A...............................       17,800          421,081
 Weyco Group, Inc......................................        2,400           58,650
 *WFS Financial, Inc...................................      228,900        4,120,200
 Whitney Holdings Corp.................................       33,200        1,179,638
 *WHX Corp.............................................      372,500          582,031
 *Wickes Lumber Co.....................................       96,600          353,194
 *Williams Clayton Energy, Inc.........................       94,800        2,097,450
 *Williams Industries, Inc.............................        3,400            8,659
 *Willis Lease Finance Corp............................      114,700          985,703
 *Wilshire Financial Sevices Group, Inc................        2,092            2,321
 *Wilshire Oil Co. of Texas............................      119,490          395,811
 Winnebago Industries, Inc.............................       80,200          972,425
 *Wisconsin Central Transportation Corp................      410,400        5,758,425
 *Wiser Oil Co.........................................      170,575          724,944
 *WLR Foods, Inc.......................................      255,006        3,562,115
 Wolohan Lumber Co.....................................       86,578        1,025,408
 *Wolverine Tube, Inc..................................      200,900        2,611,700
 Wolverine World Wide, Inc.............................       63,000          759,938
 Woodhead Industries, Inc..............................      137,800        3,027,294
 Woodward Governor Co..................................       49,200        1,861,913
 *Workgroup Technology Corp............................       91,600           38,644
 World Fuel Services Corp..............................      177,295        1,119,175

                                                               SHARES          VALUE+
                                                               ------          ------

 *Worldpages.com, Inc..................................      135,600   $      313,575
 *Wyndham International, Inc...........................      102,500          153,750
 *Xetel Corp...........................................      131,500          456,141
 *Xicor, Inc...........................................       15,100           63,939
 *Xtra Corp............................................      154,500        7,116,656
 Yardville National Bancorp............................       53,570          629,448
 *Yellow Corp..........................................      462,700        8,357,519
 York Group, Inc.......................................      135,800          260,991
 *Zany Brainy, Inc.....................................      164,605          246,908
 *Zap.com Corp.........................................        2,558            1,259
 *Zapata Corp..........................................      272,100          612,225
 *Zaring National Corp.................................       50,500           12,625
 Zenith National Insurance Corp........................      243,000        6,014,250
 Ziegler Co., Inc......................................        7,700          137,156
 *Zoltek Companies, Inc................................       89,000          339,313
 *Zymetx, Inc..........................................       16,400           27,419
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,994,255,344)................................                 2,687,430,732
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *CSF Holding, Inc. Litigation Rights..................       40,500                0
 *Tokheim Corp. Series C Warrants 10/20/06.............       73,400                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $317,254)......................................                             0
                                                                       --------------

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $26,649,210) to be
   repurchased at $26,259,369.
   (Cost $26,255,000)..................................   $   26,255       26,255,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,020,827,598)++..............................                $2,713,685,732
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $3,020,901,443.

                See accompanying Notes to Financial Statements.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (99.0%)
 *@track Communications, Inc...........................      22,300    $     21,603
 *1-800 CONTACTS, Inc..................................      20,200         551,712
 *1-800-FLOWERS.COM, Inc...............................       3,700          13,644
 21st Century Holding Co...............................       1,100           3,472
 *24/7 Media, Inc......................................      36,700          44,728
 *3-D Systems Corp.....................................      15,600         219,375
 *3Dfx Interactive, Inc................................      39,443         107,236
 *3DO Co...............................................      47,900          92,058
 *3TEC Energy Corp.....................................       3,700          53,650
 *99 Cents Only Stores.................................       7,600         176,700
 *A Consulting Team, Inc...............................       6,600          17,119
 *A.C. Moore Arts & Crafts, Inc........................      10,300          69,203
 *aaiPharma, Inc.......................................      19,600         177,012
 *Aames Financial Corp.................................         240             225
 *AAON, Inc............................................       8,800         191,400
 AAR Corp..............................................      43,000         446,125
 Aaron Rents, Inc. Class A.............................       4,900          70,131
 Aaron Rents, Inc. Class B.............................      14,400         216,000
 *Aastrom Biosciences, Inc.............................      27,300          36,684
 *Abaxis, Inc..........................................      21,000         124,687
 ABC Bancorp...........................................       8,310          73,751
 *ABC Rail Products Corp...............................      27,200         198,050
 Abington Bancorp, Inc.................................       3,900          36,928
 *Abiomed, Inc.........................................      26,400         614,625
 *Able Telcom Holding Corp.............................      19,900          70,272
 *Ablest, Inc..........................................       2,100          11,812
 ABM Industries, Inc...................................      31,600         902,575
 *About.com, Inc.......................................      12,500         208,984
 Abrams Industries, Inc................................         200             750
 *Abraxas Petroleum Corp...............................       4,200          11,812
 *Acacia Research Corp.................................      25,600         499,200
 *Acceptance Insurance Companies, Inc..................      18,800          89,300
 *Access Worldwide Communications, Inc.................      12,400          10,850
 *Acclaim Entertainment, Inc...........................      69,800          62,166
 *Accredo Health, Inc..................................       9,600         385,800
 *Accrue Software, Inc.................................      32,000          71,000
 *Ace Cash Express, Inc................................      16,300         186,941
 *Ace Comm Corp........................................      14,700          43,870
 Aceto Corp............................................       6,000          56,625
 Ackerley Group, Inc...................................      36,800         315,100
 *Acme Communications, Inc.............................      13,000         112,937
 *Acme United Corp.....................................       5,300          16,231
 *Acorn Products, Inc..................................       5,300           3,395
 *ACT Manufacturing, Inc...............................      21,200         428,637
 *Actel Corp...........................................      22,800         517,987
 *Acterna Corp.........................................       7,083          59,541
 *Action Performance Companies, Inc....................      29,400          90,037
 *Actionpoint, Inc.....................................       5,600          17,675
 *Active Voice Corp....................................      13,800         268,669
 *Activision, Inc......................................      38,700         412,397
 *Actrade Financial Technologies, Ltd..................      13,400         270,512
 *Actuant Corp.........................................      29,200         105,850
 *Actuate Corp.........................................       6,800         137,912
 *ACTV, Inc............................................      43,000         286,219
 *Adac Laboratories....................................      33,066         606,554

                                                               SHARES        VALUE+
                                                               ------        ------

 *adam.com, Inc........................................       9,000    $     19,687
 Adams Resources & Energy, Inc.........................       5,400          68,175
 *Adaptive Broadband Corp..............................      22,000         155,031
 *ADE Corp.............................................      21,600         374,625
 *Adelphia Business Solutions, Inc.....................      23,700          77,395
 *Adept Technology, Inc................................      17,300         264,366
 *Administaff, Inc.....................................      32,200       1,096,732
 *Advance Lighting Technologies, Inc...................      35,400         262,181
 *Advance Paradigm, Inc................................      32,200       1,065,619
 *Advanced Aerodynamics & Structures, Inc..............       6,200           6,297
 *Advanced Digital Information Corp....................      15,600         230,587
 *Advanced Energy Industries, Inc......................      21,600         424,575
 *Advanced Magnetics, Inc..............................       9,400          22,325
 Advanced Marketing Services, Inc......................      19,500         347,344
 *Advanced Materials Group, Inc........................         237             207
 *Advanced Neuromodulation Systems, Inc................      11,000         258,156
 *Advanced Nutraceuticals, Inc.........................       2,800           1,225
 *Advanced Photonix, Inc. Class A......................      16,900          14,787
 *Advanced Polymer Systems, Inc........................      33,000          80,437
 *Advanced Radio Telecom Corp..........................      42,700          87,402
 *Advanced Technical Products, Inc.....................       3,600          25,875
 *Advanced Tissue Sciences, Inc........................      84,800         331,250
 Advanta Corp. Class A.................................      17,500         128,242
 Advanta Corp. Class B Non-Voting......................      27,500         162,852
 *Advantage Learning Systems, Inc......................      48,500         989,703
 Advest Group, Inc.....................................      12,800         420,000
 *Advo, Inc............................................      24,800       1,004,400
 *Aehr Test Systems....................................       8,200          41,000
 *AEP Industries, Inc..................................       9,700         401,034
 *Aeroflex, Inc........................................      51,250       1,065,039
 *Aerosonic Corp.......................................       5,600          56,000
 *Aerovox, Inc.........................................       6,500          16,859
 *Aetrium, Inc.........................................      15,400          67,616
 *Affiliated Managers Group, Inc.......................      13,600         600,950
 *Affinity Technology Group, Inc.......................      33,600          14,175
 *Aftermarket Technology Corp..........................      29,300          93,394
 *AG Services America, Inc.............................       8,200         102,500
 *Ag-Chem Equipment Co., Inc...........................       8,000         185,000
 Agco Corp.............................................      76,200         742,950
 *Agribrands International, Inc........................      10,900         476,875
 *Agritope, Inc........................................       2,040           9,881
 *AHL Services, Inc....................................      21,100         257,156
 *AHT Corp.............................................      14,200              14
 *Air Methods Corp.....................................      12,500          45,508
 Airborne Freight Corp.................................      23,100         219,450
 *Airgas, Inc..........................................      98,900         741,750
 *AirGate PCS, Inc.....................................       1,200          27,375
 *Airnet Systems, Inc..................................      14,500          53,469
 *Airtran Holdings, Inc................................     101,900         598,662
 *Akorn, Inc...........................................      30,400         143,450
 *Aksys, Ltd...........................................      18,000         261,000
 Alabama National Bancorporation.......................      14,100         304,912
 Alamo Group, Inc......................................       8,700         115,275
 *Alaris Medical, Inc..................................      69,400          26,025
 *Alaska Air Group, Inc................................      17,800         497,287

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    142,912
 *Albany International Corp. Class A...................      44,272         434,419
 *Alcide Corp..........................................       2,300          56,637
 *Aldila, Inc..........................................      13,900          25,411
 *Alexion Pharmaceuticals, Inc.........................       6,500         542,141
 Alfa Corp.............................................      53,600         991,600
 Alico, Inc............................................       9,100         152,425
 *All American Semiconductor, Inc......................       5,100          43,031
 *Allaire Corp.........................................      18,900         101,587
 *Allcity Insurance Co.................................         200           1,487
 Allegiant Bancorp, Inc................................       4,700          40,978
 Allen Organ Co. Class B...............................         800          44,600
 *Allen Telecom, Inc...................................      41,900         691,350
 Alliance Bancorp......................................      14,455         261,997
 *Alliance Gaming Corp.................................       8,265          50,365
 *Alliance Pharmaceuticals Corp........................      61,700         525,414
 *Alliance Semiconductor Corp..........................      37,100         483,459
 *Alliant Techsystems, Inc.............................      16,200         996,300
 *Allied Healthcare Products, Inc......................       6,700          20,205
 *Allied Holdings, Inc.................................      10,200          51,000
 *Allied Research Corp.................................       6,300          55,125
 *Allied Riser Communications..........................      37,600          62,275
 *Allin Communications Corp............................       7,800          13,406
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          25,737
 *Allscripts, Inc......................................      10,400         112,450
 *Alltrista Corp.......................................       8,100          86,569
 *Almost Family, Inc...................................       1,600           5,400
 *Alpha Technologies Group, Inc........................      10,000          76,875
 *Alphanet Solutions, Inc..............................       6,900          15,741
 *Alpine Group, Inc....................................      22,200          86,025
 *Alteon, Inc..........................................      16,200          89,100
 *Alterra Healthcare Corp..............................      28,700          59,194
 *Altris Software, Inc.................................       2,402           2,890
 *Alysis Technologies, Inc.............................       2,000           2,156
 Ambanc Holding Co., Inc...............................       8,300         132,281
 *Ambassadors, Inc.....................................      11,700         196,341
 *AMBI, Inc............................................      42,500          39,844
 *AMC Entertainment, Inc...............................      29,100          61,837
 Amcast Industrial Corp................................      11,900         146,519
 Amcol International Corp..............................      37,700         240,337
 Amcore Financial, Inc.................................      38,000         756,437
 *Amedisys, Inc........................................       1,400           5,162
 *Amerco, Inc..........................................      30,500         571,875
 *America Services Group, Inc..........................       4,600         105,656
 *America West Holdings Corp.
   Class B.............................................     236,900       2,206,131
 *American Aircarriers Support, Inc....................       7,200           4,050
 American Bancorporation Ohio..........................       4,900          49,612
 American Bank of Connecticut..........................       4,900          94,631
 American Biltrite, Inc................................       4,500          65,812
 American Business Financial Services, Inc.............       5,300          32,877
 American Capital Strategies, Ltd......................      22,200         468,975
 *American Claims Evaluation, Inc......................       1,000           2,250
 *American Classic Voyages Co..........................      35,900         468,944
 *American Coin Merchandising, Inc.....................       7,800          19,987
 *American Dental Partners, Inc........................       7,800          63,131
 *American Eagle Outfitters, Inc.......................      16,200         713,306
 *American Ecology Corp................................      15,750          40,113

                                                               SHARES        VALUE+
                                                               ------        ------

 *American Freightways Corp............................      51,800    $  1,442,306
 American Greetings Corp. Class A......................      46,900         430,894
 *American Healthcorp, Inc.............................      12,300          98,784
 *American Home Mortgage Holdings, Inc.................       7,800          33,637
 *American Homestar Corp...............................      17,530           6,848
 *American Indemnity Financial Escrow..................         800             800
 American International Group, Inc.....................       7,395         716,853
 *American Italian Pasta Co............................      29,800         679,812
 *American Locker Group, Inc...........................         300           1,894
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         106,031
 *American Medical Technologies, Inc...................       5,100           5,180
 *American Pacific Corp................................      10,800          52,312
 *American Physicians Services Group, Inc..............       2,200           3,609
 *American Retirement Corp.............................      24,500          94,325
 *American Science & Engineering, Inc..................       6,500          34,125
 *American Shared Hospital Services....................       5,600          11,200
 *American Skiing Co...................................      20,400          48,450
 *American Software, Inc. Class A......................      29,600          57,812
 American States Water Company.........................      15,900         535,631
 *American Superconductor Corp.........................      18,300         431,194
 *American Technical Ceramics Corp.....................      12,000         114,000
 American Vanguard Corp................................         189           1,843
 *American Wagering, Inc...............................      11,800           5,531
 American Woodmark Corp................................      10,400         154,700
 Americana Bancorp, Inc................................       2,712          30,764
 *Amerihost Properties, Inc............................       6,400          18,800
 *Ameripath, Inc.......................................      34,700         576,887
 *Ameristar Casinos, Inc...............................      22,300         126,831
 Ameron, Inc...........................................       5,100         174,675
 AmerUs Group Co.......................................      25,644         748,484
 *Ames Department Stores, Inc..........................      47,500          95,742
 Ametek, Inc...........................................      59,800       1,360,450
 *Amistar Corp.........................................       1,600           4,100
 *AML Communications, Inc..............................       9,500          17,219
 Ampco-Pittsburgh Corp.................................      11,900         129,412
 *Ampex Corp. Class A..................................      65,400          40,875
 Amplicon, Inc.........................................      15,600         164,775
 *Amrep Corp...........................................       8,300          38,387
 *Amresco, Inc.........................................      10,460          21,574
 *Amsurg Corp. Class A.................................         589           9,682
 *Amsurg Corp. Class B.................................       6,200          88,544
 *Amtran, Inc..........................................      18,700         272,903
 Amwest Insurance Group, Inc...........................       3,894           9,492
 *Amylin Pharmaceuticals, Inc..........................      42,800         469,462
 *Anacomp, Inc.........................................      21,200           3,074
 *Anadigics, Inc.......................................      15,700         250,709
 Analogic Corp.........................................      16,600         579,444
 Analysts International Corp...........................      37,700         189,089
 *Analytical Surveys, Inc..............................      12,300           6,342
 *Anaren Microwave, Inc................................      16,800         637,875
 Anchor Bancorp Wisconsin, Inc.........................      37,100         555,341
 *Anchor Gaming, Inc...................................      24,000         907,500
 Andersons, Inc........................................       8,200          72,006
 Andover Bancorp, Inc..................................       8,700         258,553

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Andrea Electronics Corp..............................      22,100    $     72,709
 *Angeion Corp.........................................       4,300           2,217
 Angelica Corp.........................................      10,200          96,900
 *Anicom, Inc..........................................      30,300          24,619
 *Anika Therapeutics, Inc..............................      12,700          14,486
 *Ann Taylor Stores Corp...............................      10,200         211,650
 *Ansoft Corp..........................................      16,100         126,787
 *AnswerThink Consulting Group, Inc....................      39,400         218,547
 *Ansys, Inc...........................................      25,700         261,016
 *Antec Corp...........................................      25,200         205,537
 *Anthony and Sylvan Pools Corp........................       2,575          21,245
 *Antigenics, Inc......................................       3,709          44,624
 *APA Optics, Inc......................................      10,800          62,437
 *APAC Teleservices, Inc...............................      88,900         276,423
 *Aphton Corp..........................................      23,000         521,812
 Apogee Enterprises, Inc...............................      40,100         189,848
 Applebees International, Inc..........................      13,700         452,528
 *Applica, Inc.........................................      34,400         150,500
 *Applied Digital Solutions, Inc.......................      77,500         124,727
 *Applied Extrusion Technologies, Inc..................      18,900          46,659
 *Applied Films Corp...................................       6,800         170,000
 *Applied Graphics Technologies, Inc...................      32,600          84,556
 *Applied Imaging Corp.................................      16,200          56,700
 Applied Industrial Technologies, Inc..................      28,900         512,975
 *Applied Innovation, Inc..............................      25,000         242,187
 *Applied Microsystems Corp............................      10,400          34,775
 *Applied Science & Technology, Inc....................      21,500         245,906
 Applied Signal Technologies, Inc......................      13,400          73,700
 *AppliedTheory Corporation............................      15,900          17,391
 *Applix, Inc..........................................      19,200          54,000
 *Apria Healthcare Group, Inc..........................      25,000         585,937
 *Apropos Technology, Inc..............................      12,000          66,375
 *Aradigm Corp.........................................      28,700         438,572
 *Arch Capital Group Ltd...............................      20,500         305,578
 Arch Chemicals, Inc...................................      31,500         567,000
 Arch Coal, Inc........................................      51,800         527,712
 *Arch Wireless, Inc...................................      75,366          83,609
 Arctic Cat, Inc.......................................      25,100         289,434
 Area Bancshares Corp..................................      22,800         475,237
 Argonaut Group, Inc...................................      31,000         558,000
 *Argonaut Technologoes, Inc...........................       7,100          76,991
 *Argosy Gaming Corp...................................      45,400         749,100
 *Arguss Holdings, Inc.................................      20,000         246,250
 *ARI Network Services, Inc............................       8,000          15,750
 *Ariad Pharmaceuticals, Inc...........................      43,000         318,469
 *Ariel Corp...........................................      21,100          23,078
 *ARIS Corp............................................      17,100          29,925
 *Ark Restaurants Corp.................................       2,700          18,394
 *Arkansas Best Corp...................................      31,600         465,112
 *Armor Holdings, Inc..................................      34,400         543,950
 Armstrong Holdings, Inc...............................      35,700          33,469
 Arnold Industries, Inc................................      38,500         725,484
 *Aronex Pharmaceuticals, Inc..........................      36,700         184,647
 *Arqule, Inc..........................................      21,700         517,409
 *Arrhythmia Research Technology, Inc..................       1,800           3,150
 Arrow Financial Corp..................................       9,500         158,234
 Arrow International, Inc..............................      30,900       1,146,197
 *Artesyn Technologies, Inc............................      44,700       1,533,769
 *Arthrocare Corp......................................      19,600         321,562
 *Artificial Life, Inc.................................       1,200           9,150
 *Artisan Components, Inc..............................      23,000         155,250

                                                               SHARES        VALUE+
                                                               ------        ------

 *Artisoft, Inc........................................      24,900    $    109,327
 *Arts Way Manufacturing Co., Inc......................         200             644
 Arvinmeritor, Inc.....................................      23,100         304,631
 *Asante Technologies, Inc.............................       7,200           6,412
 ASB Financial Corp....................................       1,000           9,656
 *Ascent Assurance, Inc................................         109             170
 *Ashworth, Inc........................................      21,500         151,172
 *ASI Solutions, Inc...................................       9,300         122,644
 *Ask Jeeves, Inc......................................       2,500          22,148
 *Aspect Medical Systems, Inc..........................       5,000          43,125
 *Aspen Technology, Inc................................      28,600         681,931
 *Aspeon, Inc..........................................      14,100          21,150
 Associated Materials, Inc.............................       6,900         101,775
 Astea International, Inc..............................      18,500          12,430
 *Astec Industries, Inc................................      27,200         298,350
 Astro-Med, Inc........................................       4,500          19,406
 *Astronics Corp.......................................       6,200          69,362
 *Astronics Corp.......................................         620           6,936
 *AstroPower, Inc......................................      17,100         496,434
 *ASV, Inc.............................................      13,100         131,000
 *Asyst Technologies, Inc..............................      29,000         314,469
 *ATG, Inc.............................................      16,200          18,984
 *Athey Products Corp..................................       2,940             781
 *Atlanta Sosnoff Capital Corp.........................       7,700          79,887
 *Atlantic American Corp...............................      21,100          40,552
 *Atlantic Coast Airlines, Inc.........................      28,000       1,188,250
 *Atlantic Data Services, Inc..........................      18,700          52,009
 *Atlantic Premium Brands, Ltd.........................       2,000           2,375
 *Atlantis Plastics, Inc...............................       3,300          12,581
 *ATMI, Inc............................................      26,700         412,181
 Atmos Energy Corp.....................................      45,900       1,153,237
 *Atrion Corp..........................................       2,700          32,737
 *Atrix Labs, Inc......................................      18,400         312,800
 *ATS Medical, Inc.....................................      35,000         447,344
 *Atwood Oceanics, Inc.................................      22,100         697,531
 *Audiovox Corp. Class A...............................      45,800         435,100
 *August Technology Corp...............................      14,800         169,275
 *Ault, Inc............................................       7,100          44,819
 *Aura Systems, Inc....................................       5,295           2,065
 *Aurora Biosciences Corp..............................       6,300         201,403
 *Aurora Foods, Inc....................................      84,700         206,456
 *Auspex Systems, Inc..................................      47,800         293,522
 *Autobond Acceptance Corp.............................       5,900             885
 *autobytel.com, Inc...................................      20,000          49,687
 *Autoimmune, Inc......................................      19,200          34,500
 *Autologic Information International, Inc.............       2,300           5,427
 *Autote Corp. Class A.................................      59,058         194,891
 *Avalon Holding Corp. Class A.........................       1,550           4,069
 *Avant Corp...........................................      62,800         991,062
 *Avant Immunotherapeutics, Inc........................      72,200         575,344
 *Avatar Holdings, Inc.................................       9,100         186,550
 Avert, Inc............................................       5,800          79,025
 *Avi Biopharma, Inc...................................      24,800         148,800
 *Aviall, Inc..........................................      27,600         139,725
 *Aviation Sales Co....................................      25,542          76,626
 *Avid Technology, Inc.................................      39,600         716,512
 *Avigen, Inc..........................................      27,100         934,950
 *Aviron...............................................      23,500       1,246,234
 *Avis Group Holdings, Inc.............................      43,600       1,403,375
 *AVT Corporation......................................      46,300         232,947

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Avteam, Inc. Class A.................................      12,800    $      5,600
 *Aware, Inc...........................................      12,000         233,625
 *Axent Technologies, Inc..............................      41,220         730,367
 *AXS-One, Inc.........................................      34,700          30,362
 *Axsys Technologies, Inc..............................       6,400         157,600
 *AXT, Inc.............................................      24,200         726,756
 *Axys Pharmaceuticals, Inc............................      59,200         238,650
 *Aztar Corp...........................................      62,500         906,250
 AZZ, Inc..............................................       7,200         121,500
 *Bacou USA, Inc.......................................      24,900         605,381
 Badger Meter, Inc.....................................       3,200          75,600
 *Badger Paper Mills, Inc..............................       1,000           2,750
 Bairnco Corp..........................................       9,700          75,175
 Baker (J.), Inc.......................................      20,800          87,750
 *Baker (Michael) Corp.................................       7,900          63,200
 *Balanced Care Corp...................................       5,300           2,319
 Balchem Corp..........................................       5,000          61,875
 Baldor Electric Co....................................      47,233       1,015,509
 Baldwin & Lyons, Inc. Class B.........................      14,700         276,544
 *Baldwin Piano & Organ Co.............................       1,300           4,997
 *Baldwin Technology, Inc. Class A.....................      13,500          16,875
 *Ballantyne Omaha, Inc................................      17,200          11,825
 *Bally Total Fitness Holding Corp.....................      35,900       1,005,200
 *Baltek Corp..........................................       1,500          11,062
 Bancfirst Ohio Corp...................................      10,290         154,993
 *Bancinsurance Corp...................................       7,800          35,100
 Bancorp Connecticut, Inc..............................       6,700          86,681
 BancorpSouth, Inc.....................................      19,137         233,232
 Bandag, Inc...........................................      14,500         553,719
 Bandag, Inc. Class A..................................      12,300         393,600
 Bangor Hydro-Electric Co..............................       9,500         238,094
 Bank of Granite Corp..................................      14,800         301,550
 Bank of The Ozarks....................................       3,800          40,494
 *Bank Plus Corp.......................................      27,700          90,458
 *Bank United Financial Corp. Class A..................      28,800         196,200
 Bank West Financial Corp..............................       2,600          18,687
 BankAtlantic Bancorp, Inc. Class A....................      11,285          41,613
 BankFirst Corp........................................      16,700         248,934
 *Bankrate, Inc........................................       7,000           5,797
 Banner Corp...........................................      17,160         226,834
 Banta Corp............................................      35,900         821,212
 Barnes Group, Inc.....................................      25,700         486,694
 *barnesandnoble.com, inc..............................      17,712          44,559
 Barnwell Industries, Inc..............................         400           6,925
 *Barra, Inc...........................................      18,200       1,041,381
 *Barrett Business Services, Inc.......................      10,000          41,875
 *Barringer Technologies, Inc..........................      11,200         100,100
 *Barrister Information Systems Corp...................      11,800           7,375
 *Barry (R.G.) Corp....................................      12,000          27,750
 *Base Ten Systems, Inc................................       1,720             296
 *Basin Exploration, Inc...............................      29,600         587,375
 Bassett Furniture Industries, Inc.....................      16,600         191,419
 *Battle Mountain Gold Co..............................     162,670         254,172
 Bay State Bancorp, Inc................................       1,400          37,625
 Bay View Capital Corp.................................      52,100         407,031
 *Baycorp Holdings, Ltd................................      13,200         103,950
 *Bayou Steel Corp. Class A............................      13,500          12,656
 *BCT International, Inc...............................       2,700           4,050
 *Be Aerospace, Inc....................................      40,300         560,422
 *Beazer Homes USA, Inc................................      11,500         360,094
 *Bebe Stores, Inc.....................................      39,300         789,684

                                                               SHARES        VALUE+
                                                               ------        ------

 *BEI Electronics, Inc.................................       7,600    $     13,537
 BEI Technologies, Inc.................................      22,400         267,400
 *Bel Fuse, Inc. Class A...............................       3,300         111,581
 Bel Fuse, Inc. Class B................................       5,250         173,906
 *Belco Oil & Gas Corp.................................      45,500         389,594
 Belden, Inc...........................................      36,500         803,000
 *Bell and Howell Co...................................      23,300         407,750
 Bell Industries, Inc..................................      11,900          29,750
 *Bell Microproducts, Inc..............................      23,100         432,403
 *Bellwether Exploration Co............................      22,200         140,137
 *Benchmark Electronics, Inc...........................      20,800         600,600
 *Benihana, Inc........................................       1,000          11,250
 *Bentley Pharmaceuticals, Inc.........................      20,460         143,220
 *Benton Oil & Gas Co..................................      40,500          63,281
 Bergen Brunswig Corp. Class A.........................     109,400       1,647,837
 Berkley (W.R.) Corp...................................      37,200       1,335,712
 *Berlitz International, Inc...........................       5,200          39,650
 Berry Petroleum Corp. Class A.........................      33,800         519,675
 *Bethlehem Steel Corp.................................     118,700         267,075
 *Beverly Enterprises..................................     141,800         779,900
 *Beyond.com Corp......................................      47,100          12,511
 BHA Group Holdings, Inc. Class A......................       8,400         133,087
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400          14,800
 Big Dog Holdings, Inc.................................       1,500           6,469
 *Billing Information Concepts Corp....................      58,200         157,322
 Bindley Western Industries, Inc.......................      33,821       1,065,362
 *BindView Development Corp............................      42,600         325,491
 *Bio Technology General Corp..........................      78,300         529,748
 *Bio Vascular, Inc....................................      12,600          50,400
 *Bioanalytical Systems, Inc...........................       4,900          11,637
 *Biocryst Pharmaceuticals, Inc........................      24,200         201,919
 *Bio-Logic Systems Corp...............................       5,200          19,825
 *BioMarin Pharmaceutical, Inc.........................       3,000          29,156
 *Biomatrix, Inc.......................................      37,600         756,700
 *Bionova Holdings Corp................................       8,170           8,681
 *Bionx Implants, Inc..................................      13,900          30,406
 *Bio-Plexus, Inc......................................       2,700           3,459
 *Biopure Corporation..................................       3,500          78,641
 *Bio-Rad Laboratories, Inc. Class A...................      16,600         547,800
 *BioReliance Corp.....................................       7,500          90,469
 *Biosite Diagnostics, Inc.............................      23,100         862,641
 *Biosource International, Inc.........................      13,500         195,750
 *Biospecifics Technologies Corp.......................       5,800          11,691
 *Biospherics, Inc.....................................      17,000          83,406
 *BioTransplant, Inc...................................      18,700         170,637
 *Birmingham Steel Corp................................      46,400          58,000
 *Bitstream, Inc.......................................      12,800          25,200
 *Bitwise Designs, Inc.................................      13,500          67,078
 *Black Hawk Gaming & Development, Inc.................       3,600          24,919
 Black Hills Corp......................................      33,000       1,126,125
 Blair Corp............................................      12,000         255,000
 Blanch (E.W.) Holdings, Inc...........................      20,600         315,437
 *BLC Financial Services, Inc..........................       5,000          17,187
 Block Drug Co., Inc. Class A..........................      18,100         954,209
 *Blonder Tongue Laboratories, Inc.....................       9,800          37,975
 *Blount International, Inc............................      24,000         201,000
 *Blue Rhino Corp......................................      15,400          52,456
 *Blue Wave Systems, Inc...............................      25,300          98,828
 *Bluegreen Corp.......................................      31,965          67,926

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Bluestone Software, Inc..............................       1,500    $     23,719
 BMC Industries, Inc...................................      43,800         219,000
 Bob Evans Farms, Inc..................................      51,700       1,055,003
 *Boca Resorts, Inc....................................      58,700         898,844
 *Bogen Communications International, Inc..............      12,500          59,766
 *Bolder Technologies Corp.............................      20,400          70,125
 *Bolt Technology Corp.................................       7,000          26,250
 *Bombay Co., Inc......................................      47,200         115,050
 *Bone Care International, Inc.........................      10,350         241,608
 *Bontex, Inc..........................................         200             356
 *Bon-Ton Stores, Inc..................................      15,600          45,825
 *Books-a-Million, Inc.................................      25,000          66,016
 *Boron, Lepore and Associates, Inc....................      18,900         181,912
 Boston Acoustics, Inc.................................       7,400         108,456
 *Boston Beer Company, Inc. Class A....................      21,200         170,925
 *Boston Biomedical, Inc...............................       8,200          19,475
 *Boston Communications Group, Inc.....................      26,800         551,912
 Boston Private Financial Holdings, Inc................      18,700         314,394
 Bostonfed Bancorp, Inc................................       6,900         129,375
 *Bottomline Technologies, Inc.........................       9,800         170,275
 *Boundless Corp.......................................       5,100          12,750
 Bowne & Co., Inc......................................      62,600         504,712
 *Boyd Gaming Corp.....................................     108,000         418,500
 *Boyds Collection, Ltd................................     100,000         850,000
 *Bradlees, Inc........................................       8,800           8,662
 *Bradley Pharmaceuticals, Inc.
   Class A.............................................       8,200          10,762
 Brady (W.H.) Co. Class A..............................      26,500         760,219
 *Brass Eagle, Inc.....................................       9,300          47,081
 *Braun Consulting, Inc................................      18,100          91,631
 *Breed Technologies, Inc..............................      36,800           1,380
 Brenton Banks, Inc....................................      28,500         371,391
 Bridgford Foods Corp..................................      14,100         178,012
 *Brigham Exploration Co...............................      14,500          52,562
 *Bright Horizons Family Solutions, Inc................       6,600         185,625
 *Brightpoint, Inc.....................................     111,200         602,912
 *BrightStar Information Technology Group, Inc.........      15,000          12,656
 *Brilliant Digital Entertainment, Inc.................      27,600          43,125
 *Brio Technology, Inc.................................      26,600         110,141
 *Britesmile, Inc......................................      30,100         138,272
 *Broadview Media, Inc.................................         200             331
 Brookline Bancorp, Inc................................      38,800         421,950
 *Brooks Automation, Inc...............................      10,400         235,625
 *Brookstone, Inc......................................      12,500         158,203
 *Brooktrout Technology, Inc...........................      18,300         190,434
 *Brown & Sharpe Manufacturing Co. Class A.............      20,600         100,425
 *Brown (Tom), Inc.....................................      40,400       1,080,700
 Brown and Brown, Inc..................................      35,000       1,106,875
 Brown Shoe Company, Inc...............................      27,300         291,769
 Brush Wellman, Inc....................................      23,100         441,787
 Bryn Mawr Bank Corp...................................         800          16,675
 BSB Bancorp, Inc......................................      13,100         180,534
 *BTG, Inc.............................................      11,800          77,437
 *BTU International, Inc...............................      11,000          92,469
 *Buca, Inc............................................       6,700         106,153
 *Buckeye Technology, Inc..............................      49,900         629,987
 *Buckhead America Corp................................         900           3,825

                                                               SHARES        VALUE+
                                                               ------        ------

 *Buckle, Inc..........................................      33,900    $    603,844
 *Budget Group, Inc....................................      44,200          74,587
 *Building Materials Holding Corp......................      16,500         131,742
 *Bull Run Corp. GA....................................      50,200          95,694
 Burlington Coat Factory Warehouse Corp................      63,280         858,235
 *Burlington Industries, Inc...........................      54,000          70,875
 Bush Industries, Inc. Class A.........................      14,200         178,387
 *Butler International, Inc............................      12,300          65,344
 Butler Manufacturing Co...............................       7,600         185,250
 *BWAY Corp............................................      14,800          64,750
 *BYL Bancorp..........................................       3,800          53,319
 C & D Technologies, Inc...............................       4,000         163,000
 *C.P. Clare Corp......................................      14,700          66,150
 *Cable Design Techologies Corp........................      34,087         511,305
 Cabot Oil & Gas Corp. Class A.........................      46,300         920,212
 *Cache, Inc...........................................      13,600          38,462
 *Caci International, Inc. Class A.....................      18,900         419,344
 *Cadiz, Inc...........................................      56,500         433,461
 Cadmus Communications Corp............................      11,700          82,266
 Cagle's, Inc. Class A.................................       2,000          20,000
 *CAIS Internet, Inc...................................      23,000          23,359
 *Cal Dive International, Inc..........................      37,200         728,887
 Calgon Carbon Corp....................................      61,300         344,812
 *Caliber Learning Network, Inc........................      13,600          21,250
 *Calico Commerce, Inc.................................       5,121           8,162
 *California Amplifier, Inc............................      21,200         293,487
 *California Coastal Communities, Inc..................      10,600          44,387
 *California Micro Devices Corp........................      16,800         129,675
 California Water Service Group........................      18,100         487,569
 *Callon Petroleum Co..................................      17,100         240,469
 *Calloways Nursery, Inc...............................       1,200           1,706
 Cal-Maine Foods, Inc..................................      12,400          52,312
 *Calton, Inc..........................................       7,180          24,232
 *CAM Commerce Solutions, Inc..........................       4,700          16,891
 *Cambridge Heart, Inc.................................      23,400          76,781
 *Cambridge Technology Partners, Inc...................      50,400         118,912
 Camco Financial Corp..................................       6,316          55,462
 Cameron Financial Corp................................       1,300          26,487
 *Candela Laser Corp...................................      22,700         139,747
 *Candies, Inc.........................................      17,200          12,362
 *Candlewood Hotel Co., Inc............................       1,500           4,078
 *Cannon Express, Inc. Class A.........................         900             844
 *Cannondale Corp......................................      12,000          43,500
 *Cantel Industries, Inc. Class B......................       5,700          48,450
 *Canterbury Information Technology, Inc...............      16,700          66,800
 *Capital Corp. of the West............................       4,100          47,150
 *Capital Crossing Bank................................       9,300          83,119
 *Capital Pacific Holdings, Inc........................      12,300          36,900
 *Capital Senior Living Corp...........................      27,600          67,275
 Capital Southwest Corp................................         300          15,375
 Capitol Bancorp, Ltd..................................       8,564          87,246
 Capitol Transamerica Corp.............................      14,600         174,287
 *Caprius, Inc.........................................         548              90
 *CapRock Communications Corp..........................      18,000          91,687
 Caraustar Industries, Inc.............................      37,800         341,381
 *Carbide/Graphite Group, Inc..........................      11,300          28,250
 Carbo Ceramics, Inc...................................      20,500         533,000
 *Cardiac Pathways Corp................................       2,000           7,656
 *Cardima, Inc.........................................      21,200           8,612

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *CardioDynamics International Corp....................      35,600    $    154,637
 *Cardiotech International, Inc........................       9,200          12,650
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      23,400         840,206
 *CareerEngine Network, Inc............................       7,000          12,031
 *CareMatrix Corp......................................         877             395
 *Carlyle Industries, Inc..............................       2,458             688
 Carpenter Technology Corp.............................      35,100       1,164,881
 *Carreker-Antinori, Inc...............................      29,700         684,028
 *Carriage Services, Inc. Class A......................      19,800          29,700
 *Carrier Access Corp..................................      16,800         117,075
 *Carrington Laboratories, Inc.........................      12,300          13,261
 *Carrizo Oil & Gas, Inc...............................      14,100         114,122
 Carter-Wallace, Inc...................................      43,800       1,316,737
 Cascade Corp..........................................      16,000         257,000
 Cascade Natural Gas Corp..............................      17,700         309,750
 *Casella Waste Systems, Inc. Class A..................      37,169         140,545
 Casey's General Stores, Inc...........................      74,300         866,059
 Cash America International, Inc.......................      37,200         158,100
 *Casino Data Systems..................................      29,600         160,025
 Castle (A.M.) & Co....................................      20,337         212,267
 *Castle Dental Centers, Inc...........................       6,900           2,264
 Castle Energy Corp....................................       7,300          49,275
 *Catalina Lighting, Inc...............................       8,800          20,350
 *Catalyst International, Inc..........................      13,000          52,000
 *Catalytica, Inc......................................      48,900         576,103
 *Catapult Communications Corp.........................       6,600          84,150
 Cathay Bancorp, Inc...................................       7,400         383,644
 Cato Corp. Class A....................................      31,100         425,681
 Cavalier Homes, Inc...................................      21,460          18,777
 *CB Richard Ellis Services, Inc.......................      30,900         465,431
 CBRL Group, Inc.......................................      57,500       1,245,234
 *CCA Industries, Inc..................................       4,300           2,889
 CCBT Financial Companies, Inc.........................      11,100         200,841
 *CCC Information Services Group, Inc..................      36,600         306,525
 *C-COR Electronics, Inc...............................      20,700         225,759
 *CD Warehouse, Inc....................................       3,300           2,217
 *CD&L, Inc............................................       7,300           4,106
 *CDI Corp.............................................      32,900         493,500
 *Cec Entertainment Inc................................      10,800         360,450
 *Celadon Group, Inc...................................      12,500          50,781
 *Celebrity, Inc.......................................       1,300             968
 *Celeris Corporation..................................       4,000           5,125
 *Celeritek, Inc.......................................      18,700         669,109
 *Cell Genesys, Inc....................................      30,252         600,313
 *Cell Pathways, Inc...................................       4,829          25,654
 *Cell Therapeutics, Inc...............................       8,500         359,922
 *Cellegy Pharmaceuticals, Inc.........................      16,900         111,962
 *Cellstar Corp........................................      84,200         140,772
 *Cellular Technical Services..........................       3,100          11,577
 *Cel-Sci Corp.........................................       5,500           8,855
 Cenit Bancorp, Inc....................................       6,100          70,912
 *Centennial Bancorp...................................      29,876         199,329
 *Centennial Technologies Inc..........................         196           2,989
 *CenterSpan Communication Corp........................       7,900          64,928
 Centex Construction Products, Inc.....................      27,100         643,625
 Central Bancorp, Inc..................................       2,400          38,250
 *Central Garden & Pet Co..............................      30,500         260,203
 Central Parking Corp..................................      33,000         523,875
 Central Vermont Public Service Corp...................      18,300         208,162
 Centura Banks, Inc....................................       2,470         104,049

                                                               SHARES        VALUE+
                                                               ------        ------

 Century Aluminum Co...................................      28,500    $    203,953
 Century Bancorp Income Class A........................       1,000          14,125
 *Century Business Services, Inc.......................      99,500         104,164
 Century South Banks, Inc..............................      17,900         390,444
 *Ceradyne, Inc........................................      13,200         101,887
 Cerberonics, Inc. Class A.............................         200             762
 *Ceres Group, Inc.....................................      16,000          94,000
 *Cerus Corp...........................................      16,600         990,812
 *CFM Technologies, Inc................................      11,000          54,312
 CFS Bancorp, Inc......................................      17,700         185,297
 CFW Communications Co.................................      21,000         395,062
 CH Energy Group, Inc..................................      27,000       1,100,250
 *Chad Therapeutics....................................      10,000           6,875
 *Champion Enterprises, Inc............................      83,300         260,312
 Champion Industries, Inc..............................      13,174          29,230
 *Championship Auto Racing Teams, Inc..................      21,200         471,700
 *Champps Entertainment, Inc...........................      18,000         143,719
 *Channell Commercial Corp.............................       6,300          45,478
 *Charles and Colvard, Ltd.............................      11,000          15,125
 *Charles River Associates, Inc........................      12,200         115,137
 *Charlotte Russe Holding, Inc.........................       2,800          45,850
 *Charming Shoppes, Inc................................     141,400         804,212
 *Chart House Enterprises, Inc.........................      15,000          68,437
 *Chart Industries, Inc................................      33,625         155,516
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Chase Corp............................................       4,100          39,462
 *Chase Industries, Inc................................      11,800          91,450
 *Chattem, Inc.........................................      14,200          68,781
 *Chaus (Bernard), Inc.................................      11,100           4,565
 *Cheap Tickets, Inc...................................       8,000          57,375
 *Check Technology Corp................................       8,000          29,750
 *Checkers Drive-In Restaurant, Inc....................       8,534          34,403
 *Checkpoint System, Inc...............................      42,300         348,975
 *Cheesecake Factory, Inc..............................      18,975         818,890
 Chemed Corp...........................................      13,500         464,062
 Chemfirst, Inc........................................      24,500         496,125
 Chemical Financial Corp...............................      20,770         419,943
 *Cherokee, Inc........................................      11,900         111,191
 *Chesapeake Biological Laboratories, Inc. Class A.....       6,400          28,500
 Chesapeake Corp.......................................      26,500         443,875
 *Chesapeake Energy Corp...............................     118,570         689,188
 Chesapeake Utilities Corp.............................       8,200         152,725
 Chester Valley Bancorp................................         498           8,482
 Chicago Rivet & Machine Co............................         200           3,587
 *Chicos Fas, Inc......................................      27,900         680,062
 *Children's Comprehensive Services, Inc...............      10,050          32,034
 *Children's Place Retail Stores, Inc..................      41,400       1,098,394
 *Childtime Learning Centers, Inc......................       6,500          38,391
 *Chiquita Brands International, Inc...................      94,285         159,106
 Chittenden Corp.......................................      23,659         635,836
 *Choice Hotels International, Inc.....................       7,800          91,162
 *Cholestech Corp......................................      19,200         111,600
 *Christopher & Banks Corp.............................      16,300         490,528
 *ChromaVision Medical Systems, Inc....................      30,800         144,375
 *Chromcraft Revington, Inc............................      12,600          92,925
 *Chronimed, Inc.......................................      19,400         142,469
 Church & Dwight Co., Inc..............................      50,500       1,069,969

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Churchill Downs, Inc..................................      15,800    $    451,287
 *Chyron Corp..........................................      48,600          94,162
 *Ciber, Inc...........................................      32,200         181,125
 CICOR International, Inc..............................      10,050          99,244
 *CIDCO, Inc...........................................      23,100          37,177
 *Cima Laboratories, Inc...............................      15,200         817,475
 *Ciprico, Inc.........................................       6,400          53,800
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         164,400
 *Circuit Systems, Inc.................................       2,600             715
 *Citadel Communications Corp..........................      23,600         240,425
 *Citadel Holding Corp. Class A........................       4,240          12,455
 *Citation Holding Corp. Class B.......................       1,060           3,246
 *Citizens, Inc. Class A...............................      31,236         191,324
 City Holding Co.......................................      23,686         140,636
 *Civic Bancorp........................................       6,000          93,750
 CKE Restaurants, Inc..................................      55,500         135,281
 Clarcor, Inc..........................................      38,800         693,550
 *Clarent Corp.........................................       6,506          78,885
 *Clark (Dick) Productions, Inc........................       3,880          49,359
 *Clark/Bardes Holdings, Inc...........................      11,300         117,944
 *Clarus Corporation...................................       9,600          73,950
 *Classic Communications, Inc. Class A.................       4,000          14,250
 *Clean Harbors, Inc...................................      12,400          23,056
 Cleveland Cliffs, Inc.................................      16,800         332,850
 *click2learn.com, Inc.................................      21,300         216,328
 *ClickAction, Inc.....................................      17,900         106,561
 *Clintrials Research, Inc.............................      20,750         113,477
 *Closure Medical Corp.................................      21,500         618,797
 *CMI Corp. Class A....................................      17,800          28,925
 CNA Surety Corp.......................................      47,900         562,825
 CNBT Bancshares, Inc..................................       6,400         114,200
 *CNS, Inc.............................................      23,100          74,353
 Coachmen Industries, Inc..............................      22,500         192,656
 *Coast Dental Services, Inc...........................       8,300          11,412
 *Coast Distribution System............................       4,000           3,500
 Coastal Bancorp, Inc..................................       8,200         155,544
 *Coastcast Corp.......................................      12,300         212,944
 *Cobalt Group, Inc....................................      21,900          54,066
 *Cobra Electronic Corp................................       6,100          34,503
 Coca-Cola Bottling Co. Consolidated...................       9,000         307,406
 *Coeur d'Alene Mines Corp. ID.........................      39,500          44,437
 *Cognitronics Corp....................................       3,750          36,300
 *Cognizant Technology Solutions Corp..................       2,100          78,094
 *Cohesion Technologies, Inc...........................      11,500          63,969
 Cohu, Inc.............................................      32,400         463,725
 *Coinstar, Inc........................................      26,100         315,647
 Cold Metal Products, Inc..............................       3,500           6,453
 *Coldwater Creek, Inc.................................      16,600         416,556
 *Cole (Kenneth) Productions, Inc. Class A.............       9,750         431,437
 Cole National Corp. Class A...........................      21,700         191,231
 *Collagenex Pharmaceuticals, Inc......................      12,200          49,562
 *Collateral Therapeutics, Inc.........................      17,300         505,484
 *Collins & Aikman Corp................................      75,300         272,962
 Collins Industries, Inc...............................      11,200          37,100
 Colorado Business Bankshares, Inc.....................       5,700          94,050
 *Colorado Medtech, Inc................................      19,600          94,937
 *Columbia Banking System, Inc.........................      18,722         234,025
 *Columbia Laboratories, Inc...........................      41,800         161,975

                                                               SHARES        VALUE+
                                                               ------        ------

 *Columbia Sportswear Co...............................      31,300    $  1,296,016
 *Columbus Energy Corp.................................       4,800          39,600
 Columbus McKinnon Corp................................      20,800         209,950
 *Com21, Inc...........................................      35,500         227,422
 *Comarco, Inc.........................................       6,600         118,800
 *Comdial Corp.........................................      15,200          27,075
 *Comforce Corp........................................      13,877          20,815
 *Comfort Systems USA, Inc.............................      56,200         175,625
 *Command Systems, Inc.................................       7,700          16,362
 Commercial Bancshares, Inc............................       2,586          43,720
 Commercial Bank of New York...........................       4,200          48,562
 Commercial Metals Co..................................      21,800         534,100
 Commercial National Financial Corp....................       3,200          55,400
 Commonwealth Bancorp, Inc.............................      14,500         216,141
 Commonwealth Industries, Inc..........................      21,600          99,900
 Communications Systems, Inc...........................      14,100         131,306
 Community Bank System, Inc............................       9,200         203,780
 Community Bankshares, Inc.............................         210           2,244
 Community Financial Corp..............................       2,200          22,275
 Community Financial Group, Inc........................       2,300          27,312
 Community First Brokerage Co..........................       2,700          55,350
 Community Savings Bankshares, Inc.....................      11,073         138,759
 Community Trust Bancorp, Inc..........................      16,948         249,453
 Community West Bancshares.............................       5,500          21,312
 *Competitive Technologies, Inc........................       8,800          60,500
 *Complete Business Solutions, Inc.....................      37,900         425,191
 *Compucom Systems, Inc................................      62,200         102,047
 *Computer Horizons Corp...............................      57,600         199,800
 *Computer Learning Centers, Inc.......................      20,358          17,177
 *Computer Motion, Inc.................................      15,100          59,928
 *Computer Network Technology Corp.....................      35,700         837,834
 Computer Task Group, Inc..............................      33,400         127,337
 *Computrac, Inc.......................................       6,200           2,325
 CompX International, Inc..............................       7,900          96,775
 *Comshare, Inc........................................      15,400          45,237
 *Comstock Resources, Inc..............................      39,100         337,237
 *Comtech Telecommunications Corp......................      11,600         116,725
 *Concepts Direct, Inc.................................         700           1,925
 *Conceptus, Inc.......................................      13,600         135,362
 *Concero, Inc.........................................      16,500          42,281
 *Concord Camera Corp..................................      38,100         759,619
 *Concord Communications, Inc..........................      24,900         159,127
 *Concur Technologies, Inc.............................       9,000          19,406
 *Concurrent Computer Corp.............................      68,500         673,227
 *Conductus, Inc.......................................       4,900          27,792
 *Cone Mills Corp. NC..................................      39,900         132,169
 *Congoleum Corp. Class A..............................       5,500          16,500
 *Conmed Corp..........................................      25,275         364,118
 Connecticut Water Services, Inc.......................       6,200         184,062
 *Connitics Corp.......................................      38,300         185,516
 *Conrad Industries, Inc...............................       8,300          50,837
 *Consolidated Freightways Corp........................      34,300         124,337
 *Consolidated Graphics, Inc...........................      18,700         192,844
 *Consolidated Products, Inc...........................      45,218         339,135
 Consolidated Tokoma Land Co...........................       6,400          76,800
 *Continental Materials Corp...........................         200           2,425
 *Convergent Communications, Inc.......................       2,100           3,019
 *Cooker Restaurant Corp...............................       6,600           7,012
 Cooper Companies, Inc.................................      22,900         745,681
 Cooper Tire & Rubber Co...............................      50,000         462,500
 Cooperative Bankshares, Inc...........................       1,400          13,562

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *CoorsTek, Inc........................................       6,900    $    169,481
 *Copart, Inc..........................................      24,100         413,466
 *Copper Mountain Networks, Inc........................      33,800         209,137
 *Copytele, Inc........................................      81,500          62,398
 *Core Materials Corp..................................       7,700          11,550
 *Core, Inc............................................      12,200          35,456
 *Corinthian Colleges, Inc.............................       1,000          65,937
 *Corixa Corp..........................................      27,000         846,281
 *Cornell Corrections, Inc.............................      14,800          60,125
 *Correctional Services Corp...........................      14,812          37,261
 *Corrpro Companies, Inc...............................       7,875          28,055
 *Corsair Communications, Inc..........................      26,800         132,744
 Corus Bankshares, Inc.................................      22,900         928,166
 *Corvas International, Inc............................      27,300         510,169
 *Corvel Corp..........................................      10,400         330,200
 *Cost Plus, Inc.......................................      33,475         893,364
 *CoStar Group, Inc....................................      24,600         548,887
 *Cost-U-Less, Inc.....................................       3,000           3,562
 *Cotelligent Group, Inc...............................      22,200          36,075
 Cotton States Life Insurance Co.......................       6,330          54,201
 *Coulter Pharmaceutical, Inc..........................      27,400         850,256
 Courier Corp..........................................       1,900          52,487
 *Covance, Inc.........................................      78,700         831,269
 *Covenant Transport, Inc. Class A.....................      15,500         131,266
 *Coventry Health Care, Inc............................      64,900       1,371,012
 Covest Bancshares, Inc................................       2,425          29,858
 *Covista Communications, Inc..........................       3,000          11,250
 CPAC, Inc.............................................       6,120          40,832
 CPB, Inc..............................................      12,000         301,500
 *C-Phone Corp.........................................      11,700             731
 *CPI Aerostructures, Inc..............................          66             206
 CPI Corp..............................................      10,500         234,281
 Craftmade International, Inc..........................       9,900          69,609
 *Craig (Jenny), Inc...................................      18,600          25,575
 *Craig Corp...........................................       2,700           8,100
 Crawford & Co. Class A................................         300           3,056
 Crawford & Co. Class B................................      19,100         229,200
 *Cray, Inc............................................      53,500          95,297
 *Credit Acceptance Corp...............................      57,400         313,009
 *Credit Management Solutions..........................       7,700          17,806
 *Creditrust Corp......................................      12,000           3,480
 *Crescent Operating, Inc..............................       9,100           4,277
 *Criticare Systems, Inc...............................       7,500          17,109
 *Cross (A.T.) Co. Class A.............................      22,100         118,787
 Cross Timbers Oil Co..................................      71,325       1,417,584
 *Crossman Communities, Inc............................      15,300         292,612
 *Crosswalk.com, Inc...................................       9,600           7,800
 *CrossWorlds Software, Inc............................       5,000          20,937
 *Crown Central Petroleum Corp.
   Class A.............................................       4,300          32,787
 *Crown Central Petroleum Corp.
   Class B.............................................       4,700          35,250
 Crown Cork & Seal Co., Inc............................      32,900         133,656
 Crown Crafts, Inc.....................................      11,100           3,816
 *Crown Group, Inc.....................................       5,800          26,100
 *Crown-Andersen, Inc..................................       1,000           4,125
 *Crusader Holding Corp................................       3,900          29,737
 *Cryolife, Inc........................................      19,800         817,987
 *CSK Auto Corp........................................      52,000         152,750
 *CSP, Inc.............................................       4,600          17,537
 *CSS Industries, Inc..................................      11,600         221,125

                                                               SHARES        VALUE+
                                                               ------        ------

 CT Communications, Inc................................      11,400    $    196,650
 *CTB International Corp...............................      11,800          96,612
 *CTC Communications Group, Inc........................      42,050         214,192
 Cubic Corp............................................      12,700         446,087
 *Cubist Pharmaceuticals, Inc..........................      13,500         438,328
 Culp, Inc.............................................      12,800          34,400
 *Cumulus Media, Inc. Class A..........................      31,100         135,577
 *CUNO, Inc............................................      26,100         751,191
 *Curative Health Services, Inc........................      13,000          71,094
 *Curis, Inc...........................................      16,050         165,014
 Curtiss-Wright Corp...................................      13,000         630,500
 *Cuseeme Networks, Inc................................      19,500          28,641
 *Cutter & Buck, Inc...................................      14,550         121,402
 *CV Therapeutics, Inc.................................       5,500         384,656
 CVB Financial Corp....................................      34,991         581,725
 *CVF Technologies Corp................................      11,100          14,569
 *Cyanotech Corp.......................................      18,000          18,844
 *Cyber-Care, Inc......................................      48,400         136,881
 *Cybercash, Inc.......................................      39,800          62,187
 *Cyberian Outpost, Inc................................      35,800          45,869
 *Cyberonics, Inc......................................      29,700         657,112
 *Cyberoptics Corp.....................................       9,900         182,531
 *Cybersource Corp.....................................      52,000         160,062
 *Cybex International, Inc.............................       8,700          23,381
 *Cygnus, Inc..........................................      42,000         211,969
 *Cylink Corp..........................................      42,600         142,444
 *Cymer, Inc...........................................      21,300         425,334
 *Cypress Communications, Inc..........................      87,000          84,281
 *Cyrk, Inc............................................      23,100          54,862
 *Cysive, Inc..........................................      15,000         101,016
 *Cytogen Corp.........................................      77,100         227,686
 *Cytrx Corp...........................................       8,000           7,250
 *D & K Healthcare Resources, Inc......................       5,800          74,312
 *D A Consulting Group, Inc............................       6,700           8,166
 *Daily Journal Corp...................................         200           5,825
 Dain Rauscher Corp....................................       1,500         140,625
 *Dairy Mart Convenience Stores, Inc...................       3,300          12,994
 *Daisytek International Corp..........................      27,700         221,167
 *Daktronics, Inc......................................      11,500         154,531
 *Dal-Tile International, Inc..........................      81,600         999,600
 *Damark International, Inc. Class A...................       8,800          65,450
 *Dan River, Inc. Class A..............................      29,700          63,112
 *Danielson Holding Corp...............................      27,700         107,337
 *Daou Systems, Inc....................................      23,000          14,016
 *Data Broadcasting Corp...............................      82,113         248,905
 *Data Critical Corp...................................       5,000          14,922
 *Data Dimensions, Inc.................................      17,800           9,456
 *Data I/O Corp........................................      11,300          40,786
 *Data Race, Inc.......................................      36,700          48,742
 Data Research Association, Inc........................       5,600          29,400
 *Data Systems & Software, Inc.........................      12,000          57,375
 *Datakey, Inc.........................................       1,000           4,125
 *Datalink Corp........................................       4,200          34,781
 *Datamarine International, Inc........................         200             256
 *Dataram Corp.........................................       9,400         118,675
 Datascope Corp........................................      21,400         706,200
 *Datastream Systems, Inc..............................      32,100         313,477
 *Datatec Systems, Inc.................................      22,300          53,311
 *DataTRAK International, Inc..........................       5,600          20,125
 *Datawatch Corp.......................................       9,300           4,941
 *Datron Systems, Inc..................................       3,500          41,672

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Datum, Inc...........................................       9,500    $    209,297
 *Dave and Busters, Inc................................      18,100         167,425
 *DaVita, Inc..........................................      91,200         963,300
 *Davox Corp...........................................      21,400         177,887
 *Daw Technologies, Inc................................      14,300          11,619
 *Dawson Geophysical Co................................       5,400          47,081
 *Daxor Corp...........................................       6,100          64,812
 Deb Shops, Inc........................................      17,900         223,191
 *Deckers Outdoor Corp.................................      11,800          53,837
 *Decora Industries, Inc...............................      10,200             867
 Decorator Industries, Inc.............................       2,162           5,810
 *Del Global Technologies Corp.........................       8,500          73,312
 *Del Laboratories, Inc................................      17,260         187,713
 *Del Monte Foods Co...................................      57,000         448,875
 *Delco Remy International, Inc........................      23,400         165,262
 *dELiA*s Corp.........................................      43,945          36,392
 *Delphi Financial Group, Inc. Class A.................      19,400         686,275
 Delta Apparel, Inc....................................       2,620          41,265
 *Delta Financial Corp.................................      19,600           6,125
 Delta Natural Gas Co., Inc............................       3,100          56,962
 *Delta Woodside Industries, Inc.......................      26,200          27,837
 *Deltek Systems, Inc..................................      23,600         140,862
 Deltic Timber Corp....................................      19,700         400,156
 *Denali, Inc..........................................       4,300           1,008
 *Dense-Pac Microsystems, Inc..........................      31,000          85,734
 *Department 56, Inc...................................      22,900         304,856
 *DepoMed, Inc.........................................      13,600          52,700
 *Designs, Inc.........................................      14,800          35,381
 *Detection Systems, Inc...............................       8,200          91,737
 *Detrex Corp..........................................         500           2,891
 *Devcon International Corp............................       4,000          22,250
 Dewolfe Companies, Inc................................         200           1,662
 *Dexterity Surgical, Inc..............................       1,000             178
 *Diacrin, Inc.........................................      20,700         100,266
 Diagnostic Products Corp..............................      20,300         913,500
 *Diametrics Medical, Inc..............................      38,400         262,800
 *Dianon Systems, Inc..................................       9,200         307,050
 *Diedrich Coffee, Inc.................................      16,100           9,056
 *Digene Corp..........................................      25,600         848,800
 *Digi International, Inc..............................      24,100         148,742
 *Digital Biometrics, Inc..............................      25,600         112,800
 *Digital Courier Technologies, Inc....................       7,200          18,000
 *Digital Generation Systems, Inc......................      45,100         120,502
 *Digital Island, Inc..................................      36,800         156,400
 *Digital Power Corp...................................       1,000           1,875
 *Digital River, Inc...................................      35,000         121,406
 Dime Community Bancorp, Inc...........................      16,800         343,875
 Dimon, Inc............................................      49,000         168,437
 *Diodes, Inc..........................................      14,700         162,619
 *Dionex Corp..........................................      29,600         888,925
 *Directrix, Inc.......................................         813           1,702
 *Discount Auto Parts, Inc.............................      21,700         136,981
 *Dispatch Management Services Corp....................       4,300             403
 *Display Technologies, Inc............................      11,330           2,832
 *Ditech Communications Corp...........................      21,000         328,781
 *Diversified Corporate Resources, Inc.................       2,200           8,250
 *Dixie Group, Inc.....................................      16,500          48,727
 *Dixon Ticonderoga Co.................................       1,900           7,481
 *DocuCorp International, Inc..........................      21,000          56,437
 *Document Sciences Corp...............................      14,200          14,200
 *Documentum, Inc......................................      28,400       1,090,737

                                                               SHARES        VALUE+
                                                               ------        ------

 Dole Food Co., Inc....................................      14,600    $    189,800
 *Dollar Thrifty Automotive Group, Inc.................      33,800         591,500
 *Dominion Homes, Inc..................................       5,800          44,950
 Donegal Group, Inc....................................      11,200         111,300
 *Donna Karan International, Inc.......................      31,900         157,506
 Donnelly Corp. Class A................................       7,300          94,316
 *Dorsey Trailers, Inc.................................       3,000             120
 *Dot Hill Systems Corp................................      38,160         114,480
 Dover Downs Entertainment, Inc........................      30,300         356,025
 Downey Financial Corp.................................      30,976       1,409,408
 *Dress Barn, Inc......................................      28,600         666,737
 *Drew Industries, Inc.................................      15,000          84,375
 *Drexler Technology Corp..............................      15,800         259,712
 Dreyer's Grand Ice Cream, Inc.........................      42,500       1,168,750
 *Dril-Quip, Inc.......................................      19,200         440,400
 *DRS Technologies, Inc................................      24,500         336,875
 *Dryclean USA, Inc....................................       1,000           1,312
 *DSET Corp............................................      15,800          62,706
 *DSP Group, Inc.......................................      17,000         409,594
 *DT Industries, Inc...................................      14,100         140,013
 *DualStar Technologies Corp...........................      24,200          18,906
 *Duane Reade, Inc.....................................      24,500         693,656
 *Duck Head Apparel Co., Inc...........................       2,620           7,205
 *Duckwall-Alco Stores, Inc............................       6,200          44,466
 *Ducommun, Inc........................................      15,000         178,125
 *Dura Automotive Systems, Inc.........................      20,800         129,350
 *Duramed Pharmaceuticals, Inc.........................      36,000         128,250
 *DVI, Inc.............................................      19,700         326,281
 *Dwyer Group, Inc.....................................       9,100          17,916
 *Dynamic Healthcare Technologies, Inc.................      18,800          12,337
 Dynamic Materials Corp................................       2,000           1,969
 *Dynamics Research Corp...............................       9,700          79,419
 *E Com Ventures, Inc..................................      11,100           9,712
 *e.spire Communications, Inc..........................      68,600          71,816
 Eagle Bancshares, Inc.................................       8,100          75,178
 *Eagle Food Centers, Inc..............................      10,300           6,920
 *Eagle Point Software Corp............................       6,400          22,400
 Earthgrains Co........................................      44,500       1,009,594
 *EarthShell Corp......................................     143,000         437,937
 *EarthWeb, Inc........................................       5,400          65,981
 East West Bancorp, Inc................................      35,900         786,434
 Eastern Co............................................       4,950          75,487
 *Eateries, Inc........................................       3,800          10,212
 *eBT International, Inc...............................      26,400          68,475
 ECC International Corp................................       9,550          32,231
 *ECCS, Inc............................................       1,700             903
 *Eclipse Surgical Technologies, Inc...................      42,000          62,344
 *Eclipsys Corp........................................      17,600         411,950
 *Eco Soil Systems, Inc................................      19,700          19,084
 *Ecogen, Inc..........................................      13,640           2,984
 *eCollege.com.........................................      12,000          70,125
 Ecology & Environment, Inc. Class A...................       2,000          12,250
 *Edac Technologies Corp...............................       3,500           2,844
 Edelbrock Corp........................................       6,700          66,162
 *EDGAR Online, Inc....................................       3,900           6,337
 *Edge Petroleum Corp..................................      12,900          60,267
 *Edgewater Technology, Inc............................      34,200         188,100
 *Edison Control Corp..................................       1,000           4,312
 Edo Corp..............................................       8,700          71,775
 *Education Management Corp............................      40,400       1,369,812

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Educational Development Corp..........................       1,800    $      7,200
 *Educational Insights, Inc............................       2,700           2,616
 *EduTrek International, Inc...........................       3,900          12,553
 *eFax.com, Inc........................................      16,800           2,478
 EFC Bancorp, Inc......................................       4,800          42,600
 *EFTC Corp............................................      20,100          30,778
 *eGain Communications Corp............................       6,257          16,034
 *Egghead.com, Inc.....................................      53,042          55,528
 *EGL, Inc.............................................      24,700         848,291
 *eGlobe, Inc..........................................      10,255           3,365
 *El Paso Electric Co..................................      83,600       1,145,320
 *Elcom International, Inc.............................      45,800          85,159
 Elcor Corp............................................      32,400         445,500
 *Elcotel, Inc.........................................      17,600           7,150
 *Elder-Beerman Stores Corp............................      20,900          69,884
 *Eldorado Bancshares, Inc.............................      16,000         131,000
 *Electric Fuel Corp...................................      29,000         167,656
 *Electric Lightwave, Inc..............................      13,700          62,506
 *Electro Rent Corp....................................      38,700         436,584
 *Electroglas, Inc.....................................      33,100         427,197
 *Electronic Retailing System International, Inc.......       2,300           1,699
 *Electronics Boutique Holdings Corp...................       9,000         149,344
 *Elite Information Group, Inc.........................       9,300          46,500
 Ellett Brothers, Inc..................................       6,400          13,300
 *E-Loan, Inc..........................................      23,400          29,981
 *eLOT, Inc............................................      69,000          39,891
 *Eloyalty Corp........................................      31,700         197,134
 *ELXSI Corp...........................................       1,800          18,337
 *Embrex, Inc..........................................      10,400         171,600
 EMC Insurance Group, Inc..............................      14,600         147,369
 *Emcee Broadcast Products, Inc........................       5,600           8,925
 *Emcor Group, Inc.....................................      16,700         413,325
 *Emergent Information Technologies, Inc...............      17,700          24,337
 *Emerging Vision, Inc.................................      26,800          12,144
 *Emeritus Corp........................................      14,100          17,625
 *Emisphere Technologies, Inc..........................      29,300         781,028
 Empire District Electric Co...........................      28,100         825,437
 Empire Federal Bancorp, Inc...........................       2,100          26,512
 *Employee Solutions, Inc. Class B.....................         707              89
 *EMS Technologies, Inc................................      14,000         164,500
 *En Pointe Technologies, Inc..........................      10,400          41,275
 *Encad, Inc...........................................      17,300          29,194
 *Enchira Biotechnology Corp...........................       9,814          64,404
 *Encompass Services Corp..............................      99,625         361,141
 *Encore Med Corp......................................       9,900          18,717
 *Encore Wire Corp.....................................      22,800         148,912
 *Endo Pharmaceuticals Holdings, Inc...................      30,200         184,975
 *Endocardial Solutions, Inc...........................      16,300          54,503
 *Endocare, Inc........................................      11,100         144,647
 Energen Corp..........................................      38,400       1,096,800
 *Energy Conversion Devices, Inc.......................      22,900         342,069
 Energy West, Inc......................................         200           1,837
 Energysouth, Inc......................................       5,300         117,262
 Enesco Group, Inc.....................................      21,700         127,487
 Engineered Support Systems, Inc.......................      11,200         248,500
 *Engineering Measurements Co..........................       1,250           8,672
 Enhance Financial Services Group, Inc.................      61,100         813,394
 *Enherent Corp........................................      18,300          10,866

                                                               SHARES        VALUE+
                                                               ------        ------

 *Enlighten Software Solutions, Inc....................       1,600    $      1,600
 Ennis Business Forms, Inc.............................      25,900         187,775
 *Enserch Exploration Corp.............................      60,159         203,037
 *Entrada Networks, Inc................................       5,680          10,472
 *Entrade, Inc.........................................      28,300          38,912
 *Entremed, Inc........................................      25,200         441,787
 *Envirogen, Inc.......................................         616             857
 *Environmental Elements Corp..........................       9,200          14,950
 *Environmental Technologies Corp......................       3,700           3,295
 *Environmental Tectonics Corp.........................       8,900          65,081
 *EP Medsystems, Inc...................................      23,400          64,350
 *EpicEdge, Inc........................................      21,900          21,900
 *Epicor Software Corp.................................      58,042          60,763
 *Epimmune, Inc........................................      11,800          35,400
 *EPIQ Systems, Inc....................................       4,200          70,350
 *EPIX Medical, Inc....................................      16,400         131,200
 *ePlus, Inc...........................................      14,600         140,981
 *ePresence, Inc.......................................      32,600         125,306
 *Equimed Inc Nevis....................................       2,250               0
 *Equinox Systems, Inc.................................       7,300          69,464
 *Equity Marketing, Inc................................       9,100         112,612
 *Equity Oil Co........................................      17,200          43,537
 *eResource Capital Group, Inc.........................      34,400          22,360
 *Ergo Science Corp....................................      15,700          11,530
 ESB Financial Corp....................................       4,840          49,156
 *Escalon Medical Corp.................................       3,200           5,850
 *Esco Technologies, Inc...............................      15,400         273,350
 *eShare Communications, Inc...........................      34,800          73,950
 *eSoft, Inc...........................................      14,400          23,625
 Espey Manufacturing & Electronics Corp................         400           6,775
 *ESPS, Inc............................................       1,000           1,812
 *ESS Technology, Inc..................................      59,100         552,216
 *Esterline Technologies Corp..........................      27,900         545,794
 Ethan Allen Interiors, Inc............................      34,800         946,125
 Ethyl Corp............................................     116,900         153,431
 *European Micro Holdings, Inc.........................       4,600          15,812
 *Evans & Sutherland Computer Corp.....................      15,500          95,906
 *Evans Systems, Inc...................................       4,000             866
 *Evercel, Inc.........................................       1,666          17,181
 *Evergreen Resources, Inc.............................      23,900         654,262
 *Everlast Worldwide, Inc..............................       1,500           2,953
 *Evolving Systems, Inc................................      16,200          50,625
 *Exabyte Corp.........................................      35,100         120,108
 *Exactech, Inc........................................       6,500         123,703
 *Excalibur Technologies Corp..........................      18,800         419,475
 *Excel Legacy Corp....................................      44,600          86,412
 *Excel Technology, Inc................................      16,100         291,812
 *eXcelon Corp.........................................      47,000         230,594
 *Excelsior-Henderson Motorcycle Manufacturing Co......       5,200             162
 *Exchange Applications, Inc...........................       1,900           2,820
 Exide Corp............................................      34,300         310,844
 *Exponent, Inc........................................       8,700          83,194
 *Extended Stay America, Inc...........................      79,300         986,294
 *Extended Systems, Inc................................      15,600         303,712
 Ezcorp, Inc. Class A Non-Voting.......................      11,900          11,714
 *E-Z-Em, Inc. Class A.................................       5,400          34,594
 *E-Z-Em, Inc. Class B.................................       4,462          28,166
 *Ezenia! Inc..........................................      21,900          58,514
 F & M Bancorp.........................................       8,462         171,091

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

                                                               SHARES        VALUE+
                                                               ------        ------
 F & M National Corp...................................      33,372    $    876,015
 F.N.B. Corp...........................................      29,945         589,542
 *F5 Networks, Inc.....................................      12,800         317,600
 Fab Industries, Inc...................................       6,900          89,700
 *Factory 2-U Stores, Inc..............................      20,200         738,562
 *Factual Data Corp....................................      10,600          68,569
 Fair, Isaac & Co., Inc................................      23,100         965,869
 *Fairchild Corp. Class A..............................      35,152         184,548
 *Fairfield Communities, Inc...........................      64,800         903,150
 Falcon Products, Inc..................................      11,300          84,044
 *Famous Dave's of America, Inc........................       8,400          24,150
 *Fansteel, Inc........................................       9,751          35,347
 *Fargo Electronics....................................      15,000          38,906
 *Farm Family Holdings, Inc............................       4,700         198,575
 Farmer Brothers Co....................................       2,400         462,000
 *Faro Technologies, Inc...............................      13,600          51,425
 Farrel Corp...........................................       3,400           3,187
 *FASTNET Corporation..................................       5,000           2,500
 FBL Financial Group, Inc. Class A.....................      40,500         589,781
 FCNB Corp.............................................      13,877         329,579
 *Featherlite Manufacturing, Inc.......................       6,500          11,984
 Fedders Corp..........................................      24,100         114,475
 Fedders Corp. Class A.................................       7,700          35,131
 Federal Screw Works...................................       1,800          76,275
 Federal-Mogul Corp....................................     105,600         204,600
 *FEI Co...............................................      31,800         534,637
 *Female Health Co.....................................       9,300           4,598
 Ferro Corp............................................      37,500         778,125
 FFLC Bancorp..........................................       4,600          66,125
 FFY Financial Corp....................................       8,900         108,191
 *Fibermark, Inc.......................................       8,800          79,200
 *Fiberstars, Inc......................................       6,000          40,125
 Fidelity Bancorp, Inc.................................       2,600          47,044
 Fidelity Bankshares, Inc..............................       6,800         133,450
 *Fidelity Federal Bancorp.............................       2,500           4,219
 *Fidelity Holdings, Inc...............................      21,900           8,212
 Fidelity National Corp................................      11,400          73,744
 Fidelity National Financial, Inc......................      24,800         593,650
 *Fieldworks, Inc......................................       8,900           7,927
 *Filenet Corp.........................................      47,900       1,255,878
 *Film Roman, Inc......................................       4,700           3,819
 *Financial Federal Corp...............................      19,000         441,750
 *Finish Line, Inc. Class A............................      30,300         244,294
 *Finishmaster, Inc....................................         800           3,950
 *Finlay Enterprises, Inc..............................      13,500         158,625
 Finova Group, Inc.....................................      10,900           5,450
 *Firebrand Financial Group, Inc.......................      11,100           6,417
 First Albany Companies, Inc...........................      12,929         111,109
 *First American Health Concepts, Inc..................       1,600           5,400
 *First Aviation Services, Inc.........................       6,200          30,031
 First Bancorp.........................................       6,210          95,285
 First Bell Bancorp, Inc...............................       6,600          83,119
 *First Cash, Inc......................................      12,300          34,786
 First Charter Corp....................................      32,220         433,963
 First Citizens Bancshares, Inc........................       1,300          93,641
 First Commonwealth Financial Corp.....................      74,760         710,220
 *First Consulting Group, Inc..........................      33,844         175,037
 First Defiance Financial Corp.........................       7,559          82,677
 First Essex Bancorp...................................      10,600         196,431
 First Federal Bancshares of Arkansas, Inc.............       4,400          80,850

                                                               SHARES        VALUE+
                                                               ------        ------

 First Federal Capital Corp............................      21,600    $    244,350
 First Federal of East Hartford........................       2,000          62,500
 First Financial Bancorp...............................         100           1,569
 First Financial Bankshares, Inc.......................      12,813         402,809
 First Financial Corp..................................       1,275          41,159
 First Financial Holdings, Inc.........................      19,000         311,125
 First Franklin Corp...................................         300           2,241
 First Georgia Holdings, Inc...........................       1,012           4,269
 First Indiana Corp....................................      16,400         369,512
 First International Bancorp, Inc......................      10,700          81,587
 *First Investors Financial Services Group, Inc........       6,000          22,875
 First Keystone Financial, Inc.........................       2,000          20,750
 First Mariner Bank Corp...............................       3,200          15,000
 First Merchants Corp..................................      14,100         322,537
 First Midwest Financial, Inc..........................       2,500          22,344
 First Mutual Bancshares, Inc..........................       3,768          44,156
 First Niagara Financial Group, Inc....................      36,800         347,875
 First Oak Brook Bancshares, Inc. Class A..............       2,100          33,272
 *First Place Financial Corp...........................         800           9,100
 *First Republic Bank..................................      14,500         409,625
 First SecurityFed Financial, Inc......................       5,400          77,287
 First Sentinel Bancorp, Inc...........................      55,300         540,903
 First Source Corp.....................................      25,935         487,092
 *First Team Sports, Inc...............................       5,900           6,453
 First United Corp.....................................       2,800          26,950
 First Years, Inc......................................      13,300         125,103
 FirstBank NW Corp.....................................       1,600          18,550
 *FirstCity Financial Corp.............................       8,300          15,822
 Firstfed America Bancorp, Inc.........................       6,300          85,050
 *FirstFed Financial Corp..............................      24,200         642,812
 Firstspartan Financial Corp...........................       3,400         110,075
 *Firstwave Technologies, Inc..........................       7,800          13,650
 *FirstWorld Communications, Inc.......................      20,000          20,000
 *Fischer Imaging Corp.................................       9,100          27,584
 Flag Financial Corp...................................       6,500          34,734
 Flagstar Bancorp, Inc.................................      17,000         228,437
 Flamemaster Corp......................................         247           1,370
 *Flander Corp.........................................      31,500          58,570
 Fleetwood Enterprises, Inc............................      49,300         616,250
 Fleming Companies, Inc................................      63,300         747,731
 Flexsteel Industries, Inc.............................       8,300          88,447
 *Flir Systems, Inc....................................      17,150          62,437
 *Florida Banks, Inc...................................       6,000          35,812
 Florida Public Utilities Co...........................       3,600          54,000
 Florida Rock Industries, Inc..........................      28,200         932,362
 *Florsheim Group, Inc.................................       8,400          10,762
 *Flour City International, Inc........................       7,500          13,359
 *Flow International Corp..............................      22,000         226,875
 *Flowserve Corp.......................................      54,200       1,134,812
 Flushing Financial Corp...............................      13,400         203,931
 FNB Financial Services Corp...........................       2,100          23,100
 *Foamex International, Inc............................      22,600         119,709
 *Focal, Inc...........................................      18,500          24,859
 *Foilmark, Inc........................................      12,700          50,602
 *Foodarama Supermarkets, Inc..........................       1,500          30,000
 Foothill Independent Bancorp..........................       7,400          80,475
 *Footstar, Inc........................................      31,200       1,327,950
 Forest City Enterprises, Inc. Class B.................       3,000         119,550
 *Forest Oil Corp......................................      64,540         798,682

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *Forrester Resh, Inc..................................       5,100    $    191,569
 *Fortel, Inc..........................................      13,800           5,822
 *Fortune Financial, Inc...............................       6,100          13,725
 *Forward Air Corp., Inc...............................      22,750         962,609
 *Fossil, Inc..........................................      52,975         789,659
 *Foster (L.B.) Co. Class A............................      12,400          37,975
 Foster Wheeler Corp...................................      57,000         228,000
 *Fotoball USA, Inc....................................       4,400           7,837
 *Fountain Powerboat Industries, Inc...................       6,800           9,031
 *Four Kids Entertainment, Inc.........................      16,600         179,487
 *Fourth Shift Corp....................................      15,600          20,719
 *FPIC Insurance Group, Inc............................      13,200         131,794
 Frankfort First Bancorp, Inc..........................         850          10,997
 Franklin Bank National Associaton Southfield..........       3,789          33,272
 *Franklin Covey Co....................................      25,900         207,200
 Franklin Electric Co., Inc............................       7,000         449,312
 *Franklin Electronic Publishers, Inc..................      12,600          88,200
 Freds, Inc. Class A...................................      19,200         384,600
 Fremont General Corp..................................     109,700         294,819
 *French Fragrances, Inc...............................      21,100         229,462
 Frequency Electronics, Inc............................      12,900         167,700
 *Fresh America Corp...................................       4,900           5,666
 *Fresh Choice, Inc....................................       7,400          13,181
 *Friede Goldman International.........................      75,683         307,462
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,400         112,700
 Friedman Industries, Inc..............................       5,423          16,947
 Friedmans, Inc. Class A...............................      19,600          98,000
 *Friendly Ice Cream Corp..............................       9,600          18,000
 Frisch's Restaurants, Inc.............................       7,000          94,500
 *Fritz Companies, Inc.................................      51,300         336,656
 *Frontier Adjusters of America, Inc...................       1,000           1,750
 *Frontier Airlines, Inc...............................      28,600         807,950
 *Frontier Oil Corp....................................      44,000         247,500
 *Frontline Capital Group..............................      36,700         461,044
 *Frontstep, Inc.......................................      12,000          46,500
 *Frozen Food Express Industries, Inc..................      21,307          43,946
 FSF Financial Corp....................................       2,800          40,950
 *FSI International, Inc...............................      40,300         358,292
 *FTI Consulting, Inc..................................       8,900          63,412
 *FuelCell Energy, Inc.................................      13,100         732,781
 Fuller (H.B.) Co......................................      22,500         768,516
 *Furr's/Bishop's, Inc.................................       2,700           3,375
 *Fusion Medical Technologies, Inc.....................      15,000          73,594
 *FVC.COM, Inc.........................................      27,600          49,162
 *FX Energy, Inc.......................................      19,400          64,262
 *FYI, Inc.............................................      24,700         720,159
 G & K Services, Inc. Class A..........................      26,600         715,706
 GA Financial, Inc.....................................       5,700          69,825
 *Gadzooks, Inc........................................      14,300         258,741
 Gainsco, Inc..........................................      34,511          90,591
 *Galagen, Inc.........................................      11,400           7,837
 *Galaxy Nutritional Foods, Inc........................       7,500          29,062
 *Galey & Lord, Inc....................................      16,100          31,194
 *GameTech International, Inc..........................      14,800          61,281
 Garan, Inc............................................       6,900         157,837
 *Garden Fresh Restaurant Corp.........................       7,600          59,612
 *Gardenburger, Inc....................................      12,200          11,819
 *Gardner Denver Machinery, Inc........................      19,800         329,175
 *Gart Sports Co.......................................         676           8,936

                                                               SHARES        VALUE+
                                                               ------        ------

 *Gasonics International, Inc..........................      25,650    $    346,275
 *Gaylord Container Corp. Class A......................      72,300          99,412
 Gaylord Entertainment Co..............................      12,000         270,750
 GBC Bancorp...........................................      14,900         519,172
 *GC Companies, Inc....................................      10,500          15,094
 *Geerling & Wade, Inc.................................       5,700          10,777
 *Gehl Co..............................................       8,300          95,450
 *Geltex Pharmaceuticals, Inc..........................      28,100       1,560,428
 Gencorp, Inc..........................................      67,800         542,400
 *Gene Logic, Inc......................................      35,600         571,825
 *Genelabs Technologies, Inc...........................      73,800         320,569
 *General Binding Corp.................................      18,700         151,937
 General Cable Corp....................................      57,000         324,187
 *General Communications, Inc.
   Class A.............................................      72,200         359,872
 *General Datacomm Industries, Inc.....................      39,000          70,687
 General Employment Enterprises, Inc...................       7,600          24,700
 *General Magic, Inc...................................      86,700         197,784
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      60,000         510,000
 *Genesco, Inc.........................................      34,400         733,150
 *Genesee & Wyoming, Inc...............................       4,800         143,400
 Genesee Corp. Class B.................................         200           6,750
 *Genesis Health Ventures, Inc.........................       6,800             524
 *GenesisIntermedia.com................................       5,800         104,581
 *Genlyte Group, Inc...................................      20,100         471,094
 *Genome Therapeutics Corp.............................      33,000         384,656
 *Genrad, Inc..........................................      47,800         454,100
 *GenStar Therapeutics Corporation.....................       2,100          21,262
 *Gensym Corp..........................................       8,200          16,400
 *Genta, Inc...........................................      31,000         226,687
 Gentek, Inc...........................................      25,100         367,087
 *Gentiva Health Services..............................      13,950         176,555
 *Gentner Communications Corp..........................       8,800         106,150
 *Genus, Inc...........................................      28,300          82,689
 *Genzyme Transgenics Corp.............................      31,300         503,734
 Georgia Gulf Corp.....................................      50,100         623,119
 *Geoworks.............................................      27,200          56,950
 *Gerber Childrenswear, Inc............................      10,800          51,300
 Gerber Scientific, Inc................................      34,400         240,800
 *Geron Corp...........................................      32,200         533,312
 *Getty Petroleum Marketing, Inc.......................      14,800          77,700
 Getty Realty Corp. (Holding Co.)......................      13,600         189,550
 *Giant Group, Ltd.....................................       2,200             396
 *Giant Industries, Inc................................      13,900         102,512
 Gibraltar Steel Corp..................................      16,300         221,069
 *Giga Information Group, Inc..........................      12,000          46,125
 *Giga-Tronics, Inc....................................       6,500          41,945
 *G-III Apparel Group, Ltd.............................       9,100          61,141
 *Gilman & Ciocia, Inc.................................      13,000          46,312
 *Gish Biomedical, Inc.................................       3,400           5,737
 Glacier Bancorp, Inc..................................       7,527          88,677
 *Glacier Water Services, Inc..........................       3,600          36,000
 Glatfelter (P.H.) Co..................................      67,700         778,550
 *Glenayre Technologies, Inc...........................      88,900         405,606
 *Gliatech, Inc........................................       9,900          42,075
 *Global Imaging Systems, Inc..........................      30,800         140,525
 *Global Payment Technologies, Inc.....................       6,100          32,406
 *Global Sports, Inc...................................      26,800         223,612
 *Global Technologies, Ltd.............................      14,700          12,403
 *Global Vacation Group, Inc...........................      16,300          41,769

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *Globecomm Systems, Inc...............................      15,100    $    115,373
 *Globix Corp..........................................      30,700          81,067
 Gold Banc Corp........................................      60,665         235,077
 Golden Enterprises, Inc...............................      12,200          45,369
 *Golden State Vintners, Inc...........................       4,600          33,925
 *Good Guys, Inc.......................................      30,800         109,725
 *Goodrich Petroleum Corp..............................       9,000          47,250
 *Goodys Family Clothing...............................      46,200         181,912
 Gorman-Rupp Co........................................       7,975         138,566
 *GoTo.com, Inc........................................       8,400          94,500
 *Gottschalks, Inc.....................................      17,400          78,300
 *GP Strategies Corp...................................      15,860          82,274
 Graco, Inc............................................      27,600       1,002,225
 *Gradco Systems, Inc..................................       9,600          12,600
 *Graham Corp..........................................       1,000           9,750
 Granite Construction, Inc.............................      37,200       1,034,625
 Granite State Bankshares, Inc.........................       7,400         153,087
 *Graphic Packaging International Corp.................      40,400          58,075
 *GraphOn Corp.........................................       1,400           2,122
 Gray Communications Systems, Inc......................       8,700         137,025
 Great American Financial Resources, Inc...............       6,600         118,800
 Great Atlantic & Pacific Tea Co., Inc.................      33,900         277,556
 *Great Plains Software................................      22,500       1,052,578
 Great Southern Bancorp, Inc...........................       8,100         127,069
 Greater Bay Bancorp...................................      28,916         958,746
 *Green Mountain Coffee, Inc...........................       3,700         148,231
 Green Mountain Power Corp.............................       7,300          78,019
 *Greenbriar Corp......................................       6,760           3,380
 Greenbrier Companies, Inc.............................      15,600         149,175
 Grey Global Group, Inc................................         200         112,500
 *Grey Wolf, Inc.......................................     186,700         723,462
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          28,875
 *Griffon Corp.........................................      41,800         261,250
 *Gristede's Sloans, Inc...............................       1,200           1,275
 *Group 1 Automotive, Inc..............................      32,000         288,000
 *Group 1 Software, Inc................................       8,025         106,833
 *Grow Biz International, Inc..........................       3,800          22,087
 *Grubb & Ellis Co.....................................      24,900         108,937
 *GSV, Inc.............................................       1,900           1,455
 *Gtech Holdings, Inc..................................      29,400         558,600
 *GTS Duratek, Inc.....................................      19,500         127,359
 *GTSI Corp............................................      15,000          58,594
 Guaranty Bancshares, Inc..............................       3,900          40,706
 Guaranty Federal Bancshares, Inc......................       5,200          61,587
 *Guaranty Financial Corp..............................       1,000           5,375
 *Guess, Inc...........................................      67,100         306,144
 *Guest Supply, Inc....................................      10,500         182,437
 Guilford Mills, Inc...................................      31,050          46,575
 *Guilford Pharmaceuticals, Inc........................      37,500         774,609
 *Guitar Center, Inc...................................      35,300         401,537
 *Gulf Island Fabrication, Inc.........................      13,100         206,734
 *Gulfmark Offshore, Inc...............................      10,500         249,703
 *Gumtech International, Inc...........................      14,100         132,628
 *Gundle/SLT Environmental, Inc........................      15,500          38,750
 *Gymboree Corp........................................      44,200         573,219
 *GZA Geoenvironmental Technologies, Inc...............       1,700          10,625
 *Haemonetics Corp.....................................      40,100         967,412
 Haggar Corp...........................................       8,600         116,637
 *Hahn Automotive Warehouse, Inc.......................       2,163           1,318

                                                               SHARES        VALUE+
                                                               ------        ------

 *Hain Celestial Group, Inc............................      35,588    $  1,059,855
 *Halifax Corp.........................................       1,000           3,812
 *Hall Kinion Associates, Inc..........................      19,000         328,344
 *Ha-Lo Industries, Inc................................     116,700         379,275
 *Hamilton Bancorp, Inc................................      16,100         105,153
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          41,925
 *Hampshire Group, Ltd.................................       2,000          17,625
 *Hampton Industries, Inc..............................       4,944           6,180
 Hancock Fabrics, Inc..................................      26,900         105,919
 Hancock Holding Co....................................      15,500         496,000
 *Handleman Co.........................................      44,300         310,100
 *Hanger Orthopedic Group, Inc.........................      33,800          71,825
 Harbor Florida Bancshares, Inc........................      38,500         470,422
 Hardinge Brothers, Inc................................      11,700         144,787
 *Harken Energy Corp...................................       8,600          28,487
 Harland (John H.) Co..................................      46,900         597,975
 Harleysville Group, Inc...............................      36,300         892,753
 Harleysville National Corp............................      10,710         307,243
 *Harmonic Lightwaves, Inc.............................      42,100         316,408
 *Harolds Stores, Inc..................................       2,308           3,462
 *Harris Interactive, Inc..............................      32,500         108,672
 Harrodsburg First Financial Bancorp, Inc..............       1,100          13,750
 *Harry's Farmers Market, Inc. Class A.................       2,100           1,148
 *Hartmarx Corp........................................      44,900         103,831
 *Harvard Industries, Inc..............................       4,800           4,350
 *Harvey Entertainment Co..............................       5,400           2,278
 *Hastings Entertainment, Inc..........................      12,300          28,444
 Hastings Manufacturing Co.............................         700           4,112
 *Hathaway Corp........................................       2,900           9,244
 *Hauppauge Digital, Inc...............................      13,500          27,422
 *Hauser, Inc..........................................       5,050           2,446
 Haven Bancorp, Inc....................................      11,700         375,862
 Haverty Furniture Co., Inc............................      16,200         172,125
 Haverty Furniture Co., Inc. Class A...................         400           4,475
 *Hawaiian Airlines, Inc...............................      42,400          87,450
 *Hawk Corp............................................       9,600          60,000
 *Hawker Pacific Aerospace.............................       9,300          34,584
 Hawkins Chemical, Inc.................................      13,800         111,262
 *Hawthorne Financial Corp.............................       7,200          90,675
 *Hayes Lemmerz International, Inc.....................      44,900         359,200
 HCC Insurance Holdings, Inc...........................      49,900       1,216,312
 *HD Vest, Inc.........................................       3,000          17,250
 *HeadHunter.Net, Inc..................................      10,000          70,312
 *Headwaters, Inc......................................      20,100          51,192
 *Headway Corporate Resources, Inc.....................      15,900          26,831
 *Health Grades, Inc...................................       8,700           6,117
 *Health Management Systems, Inc.......................      23,725          28,915
 *Health Power, Inc....................................       1,900          12,944
 *Health Risk Management, Inc..........................       6,500          47,125
 *Health Systems Design Corp...........................       8,700          17,128
 *HealthAxis, Inc......................................      18,300          53,184
 *Healthcare Recoveries, Inc...........................      14,600          48,819
 *Healthcare Services Group, Inc.......................      14,000          71,312
 *Healthcare.com Corp..................................      38,200          56,106
 *Healthcor Holdings...................................       3,000              45
 *Healthplan Services Corp.............................      17,500         165,156
 *HearMe...............................................       1,200           1,725
 *Heartland Express, Inc...............................      36,676         757,589
 *Heartport, Inc.......................................      39,900          93,516

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Hearx, Ltd...........................................      14,300    $     26,812
 *HeavenlyDoor.com, Inc................................         347              43
 *Hector Communications Corp...........................       4,600          47,725
 *HEI, Inc.............................................       6,100          58,712
 Heico Corp............................................      12,900         203,981
 Heico Corp. Class A...................................       3,857          44,838
 Helix Technology Corp.................................       7,400         174,131
 *Hemasure, Inc........................................       6,600           2,991
 *Hemispherx Biopharma, Inc............................      40,100         245,612
 Herbalife International, Inc. Class A.................      14,000         105,437
 Herbalife International, Inc. Class B.................      12,200          85,781
 Heritage Financial Corp...............................      12,400         125,550
 *Herley Industries, Inc...............................       6,000         116,062
 *Heska Corp...........................................      35,300          56,259
 *Hexcel Corp..........................................      53,100         494,494
 HF Financial Corp.....................................       6,100          60,809
 *HI/FN, Inc...........................................      11,400         372,994
 *Hibbett Sporting Goods, Inc..........................       9,000         254,812
 Hickory Tech Corp.....................................      14,900         299,862
 *High Plains Corp.....................................      21,300          50,255
 *Highlands Insurance Group, Inc.......................      19,500         184,031
 Hilb Rogal Hamilton Co................................      21,000         836,062
 *Hines Horticulture, Inc..............................      30,600          87,019
 *Hirsch International Corp. Class A...................       5,500           5,070
 *Hi-Shear Industries, Inc.............................         500           1,273
 *Hi-Shear Technology Corp.............................       8,600           9,675
 *Hi-Tech Pharmacal, Inc...............................       4,400          17,875
 *HMI Industries, Inc..................................       5,400           6,159
 HMN Financial, Inc....................................       6,000          76,500
 *HNC Software, Inc....................................       1,100          24,887
 *Hoenig Group, Inc....................................      10,600         111,962
 *Holiday RV Superstores, Inc..........................       9,400          41,419
 *Hollis-Eden Pharmaceuticals, Inc.....................      17,900          96,492
 Holly Corp............................................      10,700         144,450
 *Hollywood Casino Corp. Class A.......................      37,600         326,650
 *Hollywood Entertainment Corp.........................      64,200          62,194
 *Hollywood.com, Inc...................................      20,900         116,256
 *Hologic, Inc.........................................      21,500         108,844
 *Holt's Cigar Holdings, Inc...........................       1,122           6,066
 Home Federal Bancorp..................................       6,100          92,644
 Home Loan Financial Corp..............................       2,400          17,550
 Home Port Bancorp, Inc................................         600          21,919
 *Home Products International, Inc.....................       9,400          15,716
 *Homebase, Inc........................................      46,050          63,319
 *Homegold Financial, Inc..............................       7,700           3,783
 *Homeland Holding Corp................................       3,000           2,531
 Hooper Holmes, Inc....................................     100,100         999,999
 *Hoover's, Inc........................................         700           1,903
 HopFed Bancorp, Inc...................................       2,100          23,625
 Horace Mann Educators Corp............................      59,800         986,700
 Horizon Financial Corp................................      12,053         116,763
 *Horizon Health Corp..................................       6,700          34,547
 *Horizon Medical Products, Inc........................       7,400           2,775
 *Horizon Offshore, Inc................................      26,300         417,512
 *Horizon Organic Holding Corp.........................      13,700          96,756
 *Horizon Pharmacies, Inc..............................       7,600          12,350
 *Hot Topic, Inc.......................................      15,800         588,056
 *HotJobs.com, Ltd.....................................      40,700         489,672
 *Houston Exploration Co...............................      31,500         834,750
 *Hovnanian Enterprises, Inc. Class A..................      22,500         172,969
 *Hovnanian Enterprises, Inc. Class B..................       1,150           8,841

                                                               SHARES        VALUE+
                                                               ------        ------

 Howell Corp...........................................       2,100    $     25,987
 *Howtek, Inc..........................................       3,600          10,237
 *HPSC, Inc............................................       2,100          11,130
 *HS Resources, Inc....................................      29,300         950,419
 *HTE, Inc.............................................      19,100          26,262
 *Hub Group, Inc. Class A..............................       9,800          69,825
 *Hudson Hotels Corp...................................       1,033           2,034
 Hudson River Bancorp, Inc.............................      21,500         276,141
 *Hudson Technologies, Inc.............................       6,600          15,675
 *Huffy Corp...........................................      13,000          90,187
 Hughes Supply, Inc....................................      35,500         516,525
 *Hungry Minds, Inc....................................      16,100         113,203
 Hunt (J.B.) Transport Services, Inc...................      56,200         735,869
 Hunt Corp.............................................      13,600          55,250
 *Huntco, Inc. Class A.................................       4,900           4,900
 *Hurco Companies, Inc.................................       6,200          21,312
 *Hutchinson Technology, Inc...........................      39,700         621,553
 *Hycor Biomedical, Inc................................      11,900          66,566
 *Hypercom Corp........................................      54,600         187,687
 *HyperFeed Technologies, Inc..........................      22,600          38,844
 *Hyperion Solutions Corp..............................      25,535         335,945
 *Hyseq, Inc...........................................      21,200         256,387
 *I.C. Isaacs & Co., Inc...............................       7,200           8,775
 *iBasis, Inc..........................................       6,100          26,211
 Iberiabank Corp.......................................       8,500         150,344
 *Ibis Technology Corp.................................      13,300         180,797
 *Ico, Inc.............................................      14,320          23,941
 *ICT Group, Inc.......................................      15,700         150,622
 *ICU Medical, Inc.....................................      10,700         300,603
 *IdeaMall, Inc........................................      13,500          19,828
 *Identix, Inc.........................................      53,300         517,010
 *IDEXX Laboratories, Inc..............................      22,200         503,662
 *IDT Corp.............................................      23,200         604,650
 *IDX Systems Corp.....................................      41,500       1,085,484
 *IEC Electronics Corp.................................       8,100          10,884
 *IFR Systems, Inc.....................................      10,700          41,797
 *iGate Capital Corp...................................      44,700         180,197
 *IGEN, Inc............................................      24,900         256,003
 *IGI, Inc.............................................       9,600           5,400
 *Igo Corp.............................................       5,000           8,437
 *IHOP Corp............................................      27,900         556,256
 *II-VI, Inc...........................................      13,470         212,152
 Ikon Office Solutions, Inc............................      48,200         144,600
 *Ikos Systems, Inc....................................      13,700         150,272
 *Il Fornaio (America) Corp............................       5,800          75,219
 *Image Entertainment, Inc.............................      24,600          77,644
 *ImageX.com, Inc......................................       5,000           9,375
 *Imation Corp.........................................       3,500          55,562
 *Imatron, Inc.........................................     144,600         205,603
 IMCO Recycling, Inc...................................      20,600          92,700
 *Immucor, Inc.........................................       3,200          13,700
 *Immune Response Corp.................................      42,500         151,406
 *Immunogen, Inc.......................................      46,300       1,164,734
 *Immunomedics, Inc....................................      38,000         727,937
 *Impath, Inc..........................................      22,600       1,061,494
 *Impco Technologies, Inc..............................      17,000         285,281
 *Imperial Credit Industries, Inc......................      45,290          37,506
 *Imperial Sugar Co....................................      37,251          34,923
 *Impreso.com, Inc.....................................       5,300          13,498
 *IMR Global Corp......................................      69,100         399,484
 *In Home Health, Inc..................................       6,100          22,208

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Incara Pharmaceuticals Corp..........................       6,400    $     14,000
 Independence Community Bank Corp......................       1,040          14,982
 Independence Holding Co...............................       2,750          34,375
 Independent Bank Corp.................................      21,600         247,050
 Independent Bank East.................................      17,125         285,773
 *Individual Investor Group, Inc.......................      12,700           8,136
 *Indus International, Inc.............................      51,200         152,000
 Industrial Bancorp, Inc...............................       4,100          51,634
 *Industrial Data Systems Corp.........................       5,000           3,125
 *Industrial Distribution Group, Inc...................       9,700          23,037
 *Industrial Holdings, Inc.............................      13,000          21,734
 *Industri-Matematik International Corp................      38,000         127,062
 *Infinium Software, Inc...............................      18,800          48,175
 *Infocrossing, Inc....................................       8,000          87,000
 *Infocure Corp........................................      46,900         238,897
 *InFocus Corporation..................................      25,300         782,719
 *Infogrames, Inc......................................      22,700         142,584
 *Infonautics Corp. Class A............................       8,500           7,039
 *Information Architects Corp..........................      46,600         140,528
 *Information Holdings, Inc............................      19,400         402,550
 *Information Resources, Inc...........................      36,800         138,000
 *infoUSA, Inc.........................................      78,700         197,980
 *Infu-tech, Inc.......................................       2,000           3,750
 *Ingenuus Corp........................................      29,700          14,386
 Ingles Market, Inc. Class A...........................      14,800         137,825
 *Innodata Corp........................................       1,800          30,656
 *Innotrac Corp........................................      17,500          83,125
 *Innovative Clinical Solutions, Ltd...................         968             923
 *Innovative Gaming Corp. of America...................       8,300           7,392
 *Innoveda, Inc........................................      19,700          37,861
 *Innovex, Inc.........................................      23,700         250,331
 *Inprimis, Inc........................................      17,200          27,412
 *Inprise Corp.........................................      60,400         302,944
 *Input/Output, Inc....................................      79,500         636,000
 *Insight Enterprises, Inc.............................      10,743         236,010
 *Insignia Financial Group, Inc........................      28,733         310,676
 *Insilco Holding Co...................................         192          11,520
 *Insite Vision, Inc...................................      34,100         198,206
 *Insituform East, Inc.................................       1,700           2,656
 *Insituform Technologies, Inc. Class A................      11,810         401,909
 *Inspire Insurance Solutions, Inc.....................      24,550           7,288
 Insteel Industries, Inc...............................       7,900          10,862
 *Insurance Auto Auctions, Inc.........................      15,000         170,625
 *Insurance Management Solutions, Inc..................      16,600           8,041
 *InsWeb Corp..........................................      10,000          15,625
 *Integ, Inc...........................................      11,600          67,787
 Integra Bank Corp.....................................      21,394         550,227
 *Integra Lifesciences Corp............................      26,200         378,262
 *Integra, Inc.........................................       5,900           3,687
 *Integral Systems, Inc................................      15,000         235,781
 *Integral Vision, Inc.................................      11,700           8,775
 *IntegraMed America, Inc..............................       4,800          10,050
 *Integrated Electrical Services, Inc..................      44,800         254,800
 *Integrated Information Systems, Inc..................       5,000           4,609
 *Integrated Measurement System, Inc...................      10,300         147,741
 *Integrated Silicon Solution, Inc.....................      38,400         294,600
 *INTELFILM Corp.......................................       8,300           7,522
 *Intellicall, Inc.....................................       8,900           7,787
 *Intellidata Technologies Corp........................      60,000         169,687

                                                               SHARES        VALUE+
                                                               ------        ------

 Intelligent Systems Corp..............................       5,800    $     24,650
 *Intelligroup, Inc....................................      23,300          36,042
 *Inter Parfums, Inc...................................      15,300         135,787
 *Interact Commerce Corp...............................       8,400          66,412
 *InterCept Group, Inc.................................      20,500         459,969
 Interchange Financial Services Corp...................       8,400         113,400
 *InterDent, Inc.......................................      22,600          24,012
 *Interdigital Communications Corp.....................      47,400         285,141
 Interface, Inc. Class A...............................      58,800         494,287
 *Interferon Scientific, Inc...........................       2,435           1,501
 *Intergraph Corp......................................      54,400         328,100
 *Interliant, Inc......................................      21,500         143,781
 *Interlink Electronics................................      16,900         337,472
 *Interlinq Software Corp..............................       6,200          15,209
 *Interlogix, Inc......................................      17,500         280,547
 *Interlott Technologies, Inc..........................       4,100          52,275
 *Intermagnetics General Corp..........................      21,858         349,728
 Intermet Corp.........................................      31,300         193,669
 *International Aircraft Investors.....................       4,200          23,231
 International Aluminum Corp...........................       2,100          41,737
 *International FiberCom, Inc..........................      46,200         541,406
 *International Microcomputer Software, Inc............       5,100           1,708
 International Multifoods Corp.........................      30,000         579,375
 *International Remote Imaging Systems, Inc............      10,100          13,256
 International Shipholding Corp........................       7,900          56,287
 *International Speciality Products, Inc...............      89,000         522,875
 *International Total Services, Inc....................       5,600           5,432
 *Internet Commerce and Communications, Inc............      23,300          22,936
 *Internet Pictures Corp...............................       2,500           4,453
 *Interneuron Pharmaceuticals, Inc.....................      56,900          84,461
 *Interphase Corp......................................       9,300          82,973
 *Interplay Entertainment Corp.........................      27,500          97,109
 Interpool, Inc........................................      38,000         513,000
 *Interpore International..............................      30,100         114,756
 *Interstate National Dealers Services, Inc............       6,000          35,437
 *Intertan, Inc........................................      40,500         478,406
 Inter-Tel, Inc........................................      42,700         391,639
 *Intervisual Books, Inc. Class A......................       1,000           1,375
 *Intervoice, Inc......................................      55,117         411,655
 *Intest Corp..........................................       9,900          96,525
 *Intevac, Inc.........................................      15,300          61,678
 *IntraNet Solutions, Inc..............................      25,400         939,006
 *Intraware, Inc.......................................      24,500          69,672
 *Intrusion.com, Inc...................................      30,100         254,909
 Invacare Corp.........................................      31,100         855,250
 *Inverness Medical Technology, Inc....................      27,400         950,437
 Investors Title Co....................................       1,400          15,837
 *Invision Technologies, Inc...........................      17,100          32,597
 *Invivo Corp..........................................       6,800          65,450
 *Iomed, Inc...........................................       9,700          50,925
 *Ion Networks, Inc....................................      21,900          14,030
 *Ionics, Inc..........................................      23,800         532,525
 *Iridex Corp..........................................       8,600          64,769
 *Iron Mountain, Inc...................................       6,630         220,033
 Irwin Financial Corp..................................      29,500         449,875
 *Isco, Inc............................................      14,735          86,568
 *Isis Pharmaceuticals, Inc............................      61,400         563,153

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Isle of Capri Casinos, Inc...........................      46,300    $    357,378
 *Isolyser Co., Inc....................................      61,910          73,518
 *I-Stat Corp..........................................      29,200         549,325
 *IT Group, Inc .......................................      36,080         144,320
 *ITC Deltacom, Inc....................................      39,700         202,222
 *ITC Learning Corp....................................       3,800           1,247
 *ITLA Capital Corp....................................       9,200         135,125
 *Itron, Inc...........................................      24,200          97,556
 *ITT Educational Services, Inc........................      38,300         761,212
 *Ivex Packaging Corp..................................      27,500         240,625
 *IVI Checkmate Corp...................................      24,500          59,719
 *iVillage, Inc........................................       4,100           5,253
 *iXL Enterprises, Inc.................................      17,600          21,725
 *IXYS Corp............................................      19,200         250,800
 *J & J Snack Foods Corp...............................      12,700         183,753
 *J. Alexander's Corp..................................       9,600          27,600
 *J. Jill Group, Inc...................................      16,000         227,500
 *Jackpot Enterprises, Inc.............................       8,000          50,500
 Jacksonville Bancorp, Inc.............................       1,600          22,600
 *Jaclyn, Inc..........................................       1,300           3,575
 *Jaco Electronics, Inc................................       8,859          54,818
 *Jacobson Stores, Inc.................................       7,400          28,559
 *Jakks Pacific, Inc...................................      31,600         239,962
 *JDA Software Group, Inc..............................      38,700         466,819
 Jefferies Group, Inc..................................      39,100         977,500
 Jefferson Savings Bancorp, Inc........................      10,000         143,437
 *Jennifer Convertibles, Inc...........................       1,300           2,966
 *JFAX.com, Inc........................................      35,000          22,422
 JLG Industries, Inc...................................      65,700         956,756
 *JLM Industries, Inc..................................       6,100           9,341
 *JMAR Industries, Inc.................................      30,400         120,650
 *Jo-Ann Stores, Inc. Class A..........................       4,500          31,500
 *Jo-Ann Stores, Inc. Class B..........................       3,400          18,275
 *Johnson Outdoors, Inc................................       6,700          39,153
 *Jones Lang LaSalle, Inc..............................      41,200         574,225
 *Jore Corp............................................      10,000          56,562
 *Jos. A. Bank Clothiers, Inc..........................       7,600          29,450
 *Joule, Inc...........................................       1,500           2,062
 *Journal Register Co..................................      51,200         860,800
 *JPM Co...............................................      10,200          14,025
 *JPS Industries, Inc..................................      10,700          43,469
 *Judge.com, Inc.......................................      16,700          19,831
 *Juno Lighting, Inc...................................         980           5,666
 *Juno Online Services, Inc............................      23,500          54,711
 *Jupiter Media Metrix, Inc............................         400           3,756
 *JWGenesis Financial Corp.............................      10,900         114,450
 K Swiss, Inc. Class A.................................      12,100         290,778
 *K2, Inc..............................................      28,675         225,816
 *Kaiser Aluminum Corp.................................     114,400         550,550
 *Kaiser Ventures, Inc.................................       9,500         129,437
 Kaman Corp. Class A...................................      34,900         406,803
 *Kaneb Services, Inc..................................      47,400         257,737
 Kansas City Southern Industries, Inc..................      49,100         414,281
 *Kasper A.S.L., Ltd...................................       5,500           1,031
 Katy Industries, Inc..................................      10,100          73,225
 Kaydon Corp...........................................      26,500         602,875
 Kaye Group, Inc.......................................       3,000          23,437
 *KBK Capital Corp.....................................       5,000          18,750
 Keithley Instruments, Inc.............................       2,000          74,000
 *Kellstrom Industries, Inc............................      19,100          63,269
 Kellwood Co...........................................      38,200         768,775

                                                               SHARES        VALUE+
                                                               ------        ------

 *Kendle International, Inc............................      14,600    $    151,931
 Kennametal, Inc.......................................       9,300         266,794
 *Kennedy-Wilson, Inc..................................      11,800          49,044
 *Kensey Nash Corp.....................................      19,300         185,159
 *Kent Electronics Corp................................      42,700         669,856
 *Kentucky Electric Steel, Inc.........................       2,800           5,294
 Kentucky First Bancorp, Inc...........................         900           9,338
 *Keravision, Inc......................................      26,400          16,088
 *Kevco, Inc...........................................       8,300           4,928
 Kewaunee Scientific Corp..............................       2,000          24,750
 *Key Energy Group, Inc................................      64,500         467,625
 *Key Production Co., Inc..............................      19,600         472,850
 *Key Technology, Inc..................................       6,100          32,406
 *Key Tronic Corp......................................      15,400          64,006
 *Keystone Automotive Industries, Inc..................      23,040         131,400
 *Keystone Consolidated Industries, Inc................      13,000          29,250
 *kforce.com, Inc......................................      75,200         354,850
 *KFX, Inc.............................................      34,900          67,619
 Kimball International, Inc. Class B...................      38,700         581,709
 *Kimmins Corp.........................................       3,400           1,088
 *Kinark Corp..........................................       6,800           6,800
 *Kirby Corp...........................................      39,200         676,200
 *Kit Manufacturing Co.................................         300           1,388
 Klamath First Bancorp, Inc............................       9,900         114,778
 Knape & Vogt Manufacturing Co.........................       3,190          43,962
 *Knight Transportation, Inc...........................      19,300         318,450
 *Koala Corp...........................................      12,000          78,750
 *Komag, Inc...........................................     120,334         110,933
 *Kos Pharmaceuticals, Inc.............................      27,100         604,669
 *Koss Corp............................................       3,300          76,931
 *Krauses Furniture, Inc...............................      23,100          12,994
 *Kroll-O'Gara Co......................................      34,800         202,275
 *Kronos, Inc..........................................      19,600         679,875
 *Krug International Corp..............................       1,048           1,376
 *K-Tel International, Inc.............................      12,700           5,358
 *K-Tron International, Inc............................       6,200         114,506
 *Kulicke & Soffa Industries, Inc......................      40,800         383,138
 *Kushner-Locke Co.....................................      16,600           5,966
 *K-V Pharmaceutical Co. Class A.......................      24,600         650,362
 *K-V Pharmaceutical Co. Class B.......................      12,450         333,037
 *KVH Industries, Inc..................................      10,600          67,906
 *L90, Inc.............................................       6,000          21,844
 *La Jolla Pharmceutical Co............................      31,600         207,375
 *LaBarge, Inc.........................................      18,600          39,525
 *LabOne, Inc..........................................      19,050         122,039
 *Labor Ready, Inc.....................................      70,600         211,800
 *Labtec, Inc..........................................         950           7,363
 Laclede Gas Co........................................      30,200         687,050
 *Laclede Steel Co.....................................       2,700             270
 LaCrosse Footwear, Inc................................       9,000          25,313
 *Ladish Co., Inc......................................      17,400         159,863
 *Lakeland Industries, Inc.............................       2,000          10,000
 *Lakes Gaming, Inc....................................      11,475          86,780
 *Lamson & Sessions Co.................................      21,600         191,700
 Lance, Inc............................................      40,500         416,391
 *Lancer Corp..........................................      10,925          57,356
 *Landair Corp.........................................       4,100          14,606
 Landamerica Financial Group, Inc......................      19,100         573,000
 Landauer, Inc.........................................      12,200         226,920
 *Landec Corp..........................................      17,500          65,078

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Landmark Systems, Inc................................      21,400    $     62,863
 Landrys Seafood Restaurants, Inc......................      31,700         285,300
 *Lands End, Inc.......................................      12,200         304,512
 *Landstar Systems, Inc................................      14,400         778,950
 *Larscom, Inc.........................................      11,500          47,258
 *Laser Pacific Media Corp.............................      12,200          15,441
 *Laser Technology, Inc................................       5,000           5,938
 *Laser Vision Centers, Inc............................      34,400          73,100
 *Laserscope...........................................      15,100          17,931
 *LaserSight Corporation...............................      28,400          59,463
 *Lason, Inc...........................................      27,300          13,923
 *Latitude Communications, Inc.........................      17,200          85,463
 *Launch Media, Inc....................................       2,300           6,828
 Lawrence Savings Bank MA..............................       4,300          39,103
 Lawson Products, Inc..................................      12,800         326,000
 *Layne Christensen Co.................................      20,200          78,906
 *Lazare Kaplan International, Inc.....................      12,000          61,500
 LBP, Inc..............................................       3,200          11,500
 *LCA-Vision, Inc......................................      71,400          94,828
 *LCC International, Inc. Class A......................      18,200         200,769
 *LeadingSide, Inc.....................................      15,100          10,617
 *Leapnet, Inc.........................................      36,622          40,628
 *Learn2.com, Inc......................................      76,415          64,475
 *Learning Tree International, Inc.....................      13,300         459,266
 *Lechters, Inc........................................      17,000           7,703
 *Lecroy Corp..........................................      12,500         176,172
 *Lectec Corp..........................................       5,000           9,141
 Ledger Capital Corp...................................       3,400          33,575
 Lennox International, Inc.............................      20,105         140,735
 Lesco, Inc............................................      13,600         183,600
 *Let's Talk Cellular & Wireless, Inc..................       4,000             360
 *Level 8 Systems, Inc.................................      20,129         152,226
 Libbey, Inc...........................................      18,900         538,650
 Liberty Bancorp, Inc..................................       2,700          23,119
 Liberty Corp..........................................      19,800         746,213
 Liberty Homes, Inc. Class A...........................         200           1,100
 *Liberty Livewire Corp. Class A.......................       4,280          38,788
 *Life Financial Corp..................................      12,000           7,125
 *Lifecell Corp........................................      17,500          35,547
 *Lifecore Biomedical, Inc.............................      20,200         114,888
 *Lifeline Systems, Inc................................       4,100          53,300
 *Lifemark Corporation.................................       5,266          55,951
 Lifetime Hoan Corp....................................      15,062         103,081
 *Ligand Pharmaceuticals, Inc. Class B.................      39,377         493,443
 *Lightbridge, Inc.....................................      26,400         217,800
 *Lightning Rod Software, Inc..........................         580             707
 *LightPath Technologies, Inc..........................      16,400         234,725
 Lillian Vernon Corp...................................      11,600         104,400
 Lilly Industry, Inc. Class A..........................      33,600       1,029,000
 Lincoln Electric Holdings.............................       9,200         162,438
 *Lindal Cedar Homes, Inc..............................       4,482           9,314
 Lindberg Corp.........................................       6,300          50,006
 Lindsay Manufacturer Co...............................      15,700         310,075
 *Lionbridge Technologies, Inc.........................      18,400          97,175
 *Lions Gate Entertainment Corp........................       3,430           5,788
 Liqui Box Corp........................................       4,400         174,625
 *Liquid Audio, Inc....................................      11,700          50,091
 *Lithia Motors, Inc. Class A..........................      12,000         167,250
 *Litronic, Inc........................................       2,200           8,938
 *Littlefield, Adams & Co..............................         900              20
 *Littlefuse, Inc......................................      29,800         762,694

                                                               SHARES        VALUE+
                                                               ------        ------

 *LLEX Oncology, Inc...................................      22,200    $    617,438
 *LLX Resorts, Inc.....................................       2,900           5,619
 *LMI Aerospace, Inc...................................       7,900          16,294
 LNR Property Corp.....................................      32,600         672,375
 *Lodgenet Entertainment Corp..........................      19,500         266,906
 *Lodgian, Inc.........................................      21,900          72,544
 *Loews Cineplex Entertainment Corp....................      68,100          51,075
 *Log On America, Inc..................................         600             656
 *Logic Devices, Inc...................................      10,000          13,438
 *Logility, Inc........................................      20,900          37,555
 *Loislaw.com, Inc.....................................      17,500          17,227
 *Lojack Corp..........................................      25,700         192,750
 Lone Star Steakhouse Saloon...........................      41,500         330,055
 Longs Drug Stores Corp................................      15,700         312,038
 Longview Fibre Co.....................................      72,300         971,531
 *LookSmart, Ltd.......................................      21,400          86,603
 *Lowrance Electronics, Inc............................       2,200           6,600
 LSB Bancshares, Inc. NC...............................       5,156          61,872
 LSI Industries, Inc...................................      14,700         312,375
 LTV Corp..............................................     135,600          67,800
 *LTX Corp.............................................      35,500         424,891
 Luby's Cafeterias, Inc................................      32,900         156,275
 Lufkin Industries, Inc................................       8,200         136,325
 *Luminant Worldwide Corp..............................       3,700           3,700
 *Lumisy, Inc..........................................      14,800          57,813
 *Lund International Holdings, Inc.....................       2,200           4,400
 *Lydall, Inc..........................................      23,700         228,113
 *Lynch Corp...........................................       2,200         105,050
 *Lynch Interactive Corp...............................       4,400         204,600
 *Lynx Therapeutics, Inc...............................      18,200         216,694
 *M.H. Meyerson & Co., Inc.............................       8,300          22,955
 MacDermid, Inc........................................       4,500          84,375
 *Mace Security International, Inc.....................      26,100          29,363
 *Mac-Gray Corp........................................      23,100          83,738
 *Mackie Designs, Inc..................................      16,100         100,625
 *Madden (Steven), Ltd.................................      19,700         144,056
 *Made2Manage Systems, Inc.............................       7,000          18,156
 Madison Gas & Electric Co.............................      25,000         541,406
 MAF Bancorp, Inc......................................      37,000         812,844
 *Magainin Pharmaceuticals, Inc........................      43,600         176,444
 *Magellan Health Services, Inc........................      39,600         116,325
 *Magnetek, Inc........................................      37,200         478,950
 *Magnum Hunter Resources, Inc.........................      32,200         209,300
 *MAI Systems Corp.....................................       7,600           1,900
 *Mail.com, Inc........................................       9,697          10,000
 *Mail-Well, Inc.......................................      80,600         382,850
 *Main Street & Main, Inc..............................      16,000          49,750
 Main Street Bancorp, Inc..............................      13,700         102,750
 Maine Public Service Co...............................       1,700          45,475
 *Mallon Resources Corp................................      12,000          61,125
 *Management Network Group, Inc........................       8,100          63,281
 *Manatron, Inc........................................       1,102           4,580
 *Manchester Equipment Co., Inc........................      12,600          31,106
 *Manhattan Associates, Inc............................      32,000       1,287,000
 Manitowoc Co., Inc....................................      35,150         878,750
 *Manning (Greg) Auctions, Inc.........................       8,900          29,203
 *Mapics, Inc..........................................      28,900         191,463
 *Mapinfo Corp.........................................      19,200         634,800
 *marchFIRST, Inc......................................      17,900          23,214
 Marcus Corp...........................................      21,700         317,363
 *Marimba, Inc.........................................      14,400          73,800

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Marine Transport Corp................................       7,540    $     36,286
 *MarineMax, Inc.......................................      17,500         107,188
 *Marisa Christina, Inc................................       6,700           7,328
 Maritrans, Inc........................................      14,900         104,300
 *Markel Corp..........................................       4,000         595,500
 *Marketing Services, Inc..............................      38,800          59,413
 *MarketWatch.com, Inc.................................      14,800          67,063
 *MarkWest Hydrocarbon, Inc............................       8,500          94,563
 *Marlton Technologies, Inc............................       7,800           6,825
 Marsh Supermarkets, Inc. Class A......................       1,600          25,450
 Marsh Supermarkets, Inc. Class B......................       5,800          74,856
 *Martek Biosciences Corp..............................      26,700         498,956
 *Marten Transport, Ltd................................       4,200          49,350
 *Marvel Enterprises, Inc..............................      22,100          33,150
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp. Reading, MA............................       4,200         119,700
 *Master Graphics, Inc.................................       5,500             154
 Matec Corp............................................       1,650          12,375
 *Material Sciences Corp...............................      20,500         199,875
 *Mathsoft, Inc........................................       6,300          12,009
 *Matlack Systems, Inc.................................      11,800          11,918
 *Matria Healthcare, Inc...............................      51,600         120,938
 *Matritech, Inc.......................................      40,100         149,122
 *Matrix Bancorp, Inc..................................       9,500          62,344
 *Matrix Pharmaceutical, Inc...........................      36,900         607,697
 *Matrix Service Co....................................      10,800          60,075
 Matthews International Corp. Class A..................      21,300         615,038
 *Mattson Technology, Inc..............................      41,700         396,802
 Maui Land & Pineapple Company, Inc....................       4,300         103,200
 *Maverick Tube Corp...................................      32,500         412,344
 *Max & Ermas Restaurants, Inc.........................       3,300          29,494
 *Maxco, Inc...........................................       4,000          29,000
 *Maxicare Health Plans, Inc...........................      17,900          17,620
 *Maximus, Inc.........................................      32,500         920,156
 *Maxtor Corp..........................................      45,100         263,553
 *Maxwell Shoe Company, Inc............................      11,400         126,825
 *Maxwell Technologies, Inc............................      15,800         229,100
 *Maxxam, Inc..........................................       8,700         132,131
 *Maynard Oil Co.......................................       6,200         110,825
 *Mayor's Jewelers, Inc................................      25,800          80,625
 *Mays (J.W.), Inc.....................................         200           1,809
 *Mazel Stores, Inc....................................      12,700          38,100
 *MB Financial, Inc....................................       7,100          86,088
 *McClain Industries, Inc..............................         266           1,155
 McGrath Rent Corp.....................................      12,600         224,438
 *MCK Communications, Inc..............................       2,700          15,609
 *McMoran Exploration Co...............................      22,164         232,722
 *McNaughton Apparel Group, Inc........................      12,100         173,938
 *MCSI, Inc............................................      19,900         467,650
 MDC Holdings, Inc.....................................      33,900         951,319
 *Meade Instruments Corp...............................      26,200         224,338
 *Meadow Valley Corp...................................       2,400           6,525
 Meadowbrook Insurance Group, Inc......................      11,000          49,500
 *Measurement Specialties, Inc.........................      12,900         306,375
 *Mechanical Dynamics, Inc.............................       8,100          48,600
 *Mechanical Technology, Inc...........................       4,700          18,139
 Medford Bancorp, Inc..................................      10,600         151,713
 *Media 100, Inc.......................................      17,700          42,591
 *Media Arts Group, Inc................................      20,600          86,263
 *MediaBay, Inc........................................      18,800          33,488

                                                               SHARES        VALUE+
                                                               ------        ------

 *Medialink Worldwide, Inc.............................       7,300    $     46,994
 *Medical Action Industries, Inc.......................      14,200          48,813
 *Medical Advisory Systems, Inc........................       3,100          24,413
 *Medical Alliance, Inc................................       7,900          34,069
 *Medical Assurance, Inc...............................      34,450         501,678
 *Medical Resources, Inc...............................       5,235             212
 *Medicalcontrol, Inc..................................       3,500          20,563
 *Medicore, Inc........................................       3,800           2,969
 *Medplus, Inc.........................................       7,400          31,219
 *Medquist, Inc........................................      14,700         262,763
 *Medstone International, Inc..........................       6,000          33,188
 *MEDTOX Scientific, Inc...............................       3,000          31,875
 *Memberworks, Inc.....................................      23,700         504,366
 *MEMC Electronic Materials, Inc.......................      33,600         243,600
 Mentor Corp...........................................      38,000         689,938
 *Mentor Graphics Corp.................................      43,300       1,021,609
 *Mercator Software, Inc...............................      26,400          81,675
 Merchants Bancshares, Inc.............................       5,500         131,656
 Merchants Group, Inc..................................       1,300          22,425
 Merchants New York Bancorp, Inc.......................      25,200         555,975
 *Mercury Air Group, Inc...............................       8,400          44,100
 *Mercury Computer Systems, Inc........................      19,300         597,697
 Meridian Diagnostics, Inc.............................      18,900         107,494
 Meridian Insurance Group, Inc.........................       3,267          93,722
 *Meridian Medical Technology, Inc.....................       4,600          43,125
 *Meridian Resource Corp...............................      69,000         418,313
 *MeriStar Hotels & Resorts, Inc.......................      38,200          88,338
 *Merit Medical Systems, Inc...........................      12,400          72,463
 *Merix Corp...........................................      13,250         259,203
 *Merrimac Industries, Inc.............................       1,160          25,085
 *Mesa Air Group, Inc..................................      53,700         284,442
 *Mesa Labs, Inc.......................................       4,900          29,094
 *Mesaba Holdings, Inc.................................      32,450         414,752
 *Messagemedia, Inc....................................      89,100         100,238
 *Mestek, Inc..........................................       5,400          90,450
 *Meta Group, Inc......................................      16,500          86,109
 *Metacreations Corp...................................      43,900         207,153
 Metals USA, Inc.......................................      57,900         144,750
 *Metatec Corp. Class A................................       7,800          10,481
 Met-Pro Corp..........................................      11,175         121,528
 *Metricom, Inc........................................      27,600         187,163
 *Metro Information Services, Inc......................      19,300         112,181
 *Metro One Telecommunications, Inc....................      18,500         304,672
 *Metrocall, Inc.......................................      36,985          23,694
 MetroCorp. Bancshares, Inc............................       7,100          59,463
 *Metrologic Instruments, Inc..........................       4,900          39,506
 *Metromedia International Group, Inc..................     152,300         453,854
 *Metropolitan Financial Corp..........................       4,100          15,247
 Metrowest Bank........................................      20,000         116,875
 MFB Corp..............................................       1,800          31,275
 *MFRI, Inc............................................       4,800          16,125
 *MGI Pharma, Inc......................................      26,300         522,713
 MI Schottenstein Homes, Inc...........................      10,500         252,000
 *Michael Anthony Jewelers, Inc........................       7,400          13,413
 Michael Foods, Inc....................................      29,200         767,413
 *Micro Component Technology, Inc......................      16,252          49,264
 *Micro Linear Corp....................................      18,700          56,684
 *Microcide Pharmaceuticals, Inc.......................      17,800         115,700
 MicroFinancial, Inc...................................       4,000          42,000
 *Micrografx, Inc......................................      14,700          17,227
 *Micron Electronics, Inc..............................      31,100         164,733

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *Micros Systems, Inc..................................      26,700    $    559,866
 *Micros to Mainframes, Inc............................       7,100          14,866
 *Microsemi Corp.......................................      21,500         515,328
 *Microtest, Inc.......................................      13,000          40,016
 *Micro-Therapeutics, Inc..............................      13,800          74,606
 *Microtouch Systems, Inc..............................       9,700         200,972
 *Microvision, Inc.....................................      13,800         271,688
 *Microware Systems Corp...............................      19,500          15,234
 Mid America Banccorp..................................      14,214         344,690
 *Mid Atlantic Medical Services, Inc...................      67,700       1,438,625
 Midas, Inc............................................      26,000         357,500
 Midcoast Energy Resources, Inc........................      16,200         315,900
 *Middleby Corp........................................      14,300          87,811
 Middlesex Water Co....................................       4,200         123,244
 Midland Co............................................       3,300          94,463
 Mid-State Bancshares..................................       3,800         112,338
 *Midway Airlines Corp.................................       9,400          40,244
 *Midway Games, Inc....................................      60,300         463,556
 Midwest Banc Holdings, Inc............................      12,000         175,125
 *Midwest Express Holdings, Inc........................      23,100         366,713
 Midwest Grain Products, Inc...........................      10,400          98,475
 Mikasa, Inc...........................................      16,400         269,575
 *Mikohn Gaming Corp...................................       7,500          43,594
 Milacron, Inc.........................................      54,000         823,500
 *Milestone Scientific, Inc............................       8,800          14,300
 *Miller Industries, Inc...............................      52,400          42,575
 *Miltope Group, Inc...................................      11,000           9,281
 *MIM Corp.............................................      24,600          35,747
 Mine Safety Appliances Co.............................      17,000         404,813
 Minerals Technologies, Inc............................      15,800         533,250
 *Mining Services International Corp...................       2,500           4,219
 Minntech Corp.........................................      10,200          65,981
 Minuteman International, Inc..........................       1,000           8,594
 *MIPS Technologies, Inc...............................      21,700         585,222
 *Miravant Medical Technologies........................      30,200         518,119
 *Misonix, Inc.........................................       7,100          47,703
 Mississippi Chemical Corp.............................      39,142         114,980
 Mississippi Valley Bancshares, Inc....................      12,100         322,919
 *Mitcham Industries, Inc..............................      14,900          58,669
 *Mitek Systems, Inc...................................      11,400           7,303
 *Mity-Lite, Inc.......................................       7,200          49,050
 *MKS Instruments, Inc.................................       4,500          68,484
 *Mobile Mini, Inc.....................................      16,300         324,981
 *Mobius Management Systems, Inc.......................      26,000          80,438
 Mocon, Inc............................................       7,800          48,263
 *Modem Media, Inc.....................................       1,800           7,031
 Modine Manufacturing Co...............................      12,600         340,988
 *Modis Professional Services, Inc.....................      39,000         146,250
 *Modtech Holdings, Inc................................      18,457         119,971
 *Molecular Devices Corp...............................      17,340         843,699
 *Monaco Coach Corp....................................      28,300         428,038
 *Monarch Casino and Resort, Inc.......................      10,400          54,275
 *Monarch Dental Corp..................................      11,000          10,656
 *Mondavi (Robert) Corp. Class A.......................      11,200         555,450
 *Monro Muffler Brake, Inc.............................      10,700          96,634
 Monterey Bay Bancorp, Inc.............................       4,300          43,941
 *Monterey Pasta Co....................................      16,400          85,588
 *Moog, Inc. Class A...................................       9,400         239,700
 *Moog, Inc. Class B...................................       2,000          81,250
 *Moore Medical Corp...................................       3,900          22,913
 Morgan Keegan, Inc....................................      41,200         721,000

                                                               SHARES        VALUE+
                                                               ------        ------

 *Morgan's Foods, Inc..................................         900    $      1,181
 Morrison Management Specialists, Inc..................      16,400         459,200
 *Morton Industrial Group, Inc. Class A................       1,000           2,313
 *Morton's Restaurant Group, Inc.......................       6,200         127,488
 *Mossimo, Inc.........................................      16,600          39,944
 *Mother's Work, Inc...................................       3,300          28,875
 *Motient Corp.........................................      79,200         351,450
 *Motor Car Parts & Accessories, Inc...................       2,500           2,550
 *Motor Cargo Industries, Inc..........................       5,700          38,119
 *Motor Club of America................................         700           6,716
 Movado Group, Inc.....................................      15,200         178,125
 *Movie Gallery, Inc...................................      14,400          50,400
 *MPW Industrial Services Group........................       5,000           9,219
 *MS Carriers, Inc.....................................      18,600         373,163
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      24,400         378,200
 *MSC Software Corp....................................      22,500         179,550
 *MTI Technology Corp..................................      38,300         225,611
 MTS Systems Corp......................................      33,040         206,500
 *Multex.com, Inc......................................       7,800          70,322
 *Multi Color Corp.....................................       1,000           9,656
 *Multiple Zones International, Inc....................      21,400          57,513
 *Musicland Stores Corp................................      51,400         334,100
 Myers Industries, Inc.................................      31,910         386,909
 *Mynd Corp............................................      31,900         309,031
 *MyPoints.com, Inc....................................       2,000           3,063
 Mystic Financial, Inc.................................       1,700          22,631
 *N & F Worldwide Corp.................................      20,700          72,450
 *NABI, Inc............................................      48,300         232,444
 Nacco Industries, Inc. Class A........................       9,100         349,213
 *Nanogen, Inc.........................................      33,100         340,309
 *Nanometrics, Inc.....................................      18,100         247,178
 *Nanophase Technologies Corp..........................      18,800         182,125
 *Napco Security Systems, Inc..........................       2,150           7,659
 *Napro Biotherapeutics, Inc...........................      32,500         229,023
 Nash Finch Co.........................................      14,800         187,313
 Nashua Corp...........................................       7,600          34,675
 *Nastech Pharmaceutical Co., Inc......................       9,900          61,102
 *NATCO Group, Inc. Class A............................      23,800         175,525
 *Nathans Famous, Inc..................................       9,900          27,844
 *National Beverage Corp...............................      20,400         142,800
 National City Bancorp.................................      11,300         183,625
 *National Dentex Corp.................................       4,600          87,113
 *National Equipment Services, Inc.....................      25,200          72,450
 *National Home Centers, Inc...........................       3,000           4,453
 *National Home Health Care Corp.......................       3,815          20,863
 *National Information Consortium, Inc.................       3,800           8,075
 National Penn Bancshares, Inc.........................      22,600         495,788
 National Presto Industries, Inc.......................       9,000         266,063
 *National Processing, Inc.............................      69,700       1,245,888
 *National Research Corp...............................       7,000          26,250
 *National RV Holdings, Inc............................      20,700         188,888
 National Steel Corp. Class B..........................      26,900          47,075
 National Technical Systems, Inc.......................      13,000          34,531
 *National Techteam, Inc...............................      20,500          62,141
 *National Western Life Insurance Co. Class A..........       1,000          88,875
 *NationsRent, Inc.....................................      67,850         118,738
 *Natrol, Inc..........................................      10,000          15,938
 *Natural Alternatives International, Inc..............       5,400          13,163

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Natural Wonders, Inc.................................       5,700    $     10,688
 Natures Sunshine Products, Inc........................      27,159         182,475
 *Nautica Enterprises, Inc.............................      50,500         651,766
 *Navarre Corp.........................................      32,900          38,555
 *Navidec, Inc.........................................       9,900          22,894
 *Navigant Consulting, Inc.............................      57,800         209,525
 *Navigant International, Inc..........................      18,300         152,977
 *Navigators Group, Inc................................       8,700         113,916
 *NBC Internet, Inc. Class A...........................      40,500         175,289
 NBT Bancorp...........................................      23,048         323,392
 *NBTY, Inc............................................      61,600         283,938
 NCH Corp..............................................       7,200         287,100
 *NCI Building Systems, Inc............................      23,800         415,013
 *NCO Group, Inc.......................................      43,532       1,125,030
 *Neff Corp. Class A...................................      25,400          46,038
 Nelson (Thomas), Inc..................................      21,000         124,688
 *Neogen Corp..........................................       6,500          47,125
 *NeoMagic Corp........................................      35,900         101,530
 *NEON Communications, Inc.............................       5,800          34,438
 *NEON Systems, Inc....................................       2,400          14,925
 *Neopharm, Inc........................................      17,800         497,844
 *Neorx Corp...........................................      36,800         252,425
 *Neose Technologies, Inc..............................      23,100         681,450
 *Neotherapeutics, Inc.................................      15,900         102,853
 *Neoware Systems, Inc.................................       6,900          10,027
 *Net Perceptions, Inc.................................      17,000          47,813
 *Net.B@nk, Inc........................................       4,100          27,867
 *Net2000 Communications, Inc..........................      31,300          64,067
 *Net2Phone, Inc.......................................      14,200         170,844
 *Netergy Networks, Inc................................      28,700          68,163
 *Netguru, Inc.........................................      13,500          54,422
 *Netmanage, Inc.......................................     102,900          93,253
 *Netopia, Inc.........................................      24,700         108,063
 *NetRadio Corp........................................      11,000           4,813
 *Netro Corp...........................................      34,600         331,944
 *Netscout System, Inc.................................      24,100         397,650
 *NetSolve, Inc........................................      27,500         206,250
 *Netspeak Corp........................................      22,700         109,244
 *Network Commerce, Inc................................      14,300          18,545
 *Network Equipment Technologies, Inc..................      34,500         245,813
 *Network Peripherals, Inc.............................      24,400         163,938
 *Network Plus Corp....................................      26,100          90,534
 *Network Six, Inc.....................................         275             524
 *Netzee, Inc..........................................       5,500           6,102
 *Neurobiological Technologies, Inc....................       2,700          12,361
 *Neurocrine Biosciences, Inc..........................      28,300         821,584
 *Neurogen Corp........................................      21,800         661,494
 *New American Healthcare Corp.........................         200               3
 *New Brunswick Scientific Co., Inc....................       8,070          40,602
 *New Century Financial Corp...........................      23,500         257,766
 *New Day Runner, Inc..................................       2,140           1,070
 New England Business Services, Inc....................      22,700         358,944
 *New Era of Networks, Inc.............................      32,300         180,173
 New Hampshire Thrift BancShares, Inc..................         200           2,625
 *New Horizons Worldwide, Inc..........................      13,600         213,350
 New Jersey Resources Corp.............................      22,500         905,625
 *New World Coffee - Manhattan Bagel...................      11,000          12,031
 New York Community Bancorp Inc........................      33,200       1,028,163
 *Newcor, Inc..........................................       6,300           8,663

                                                               SHARES        VALUE+
                                                               ------        ------

 *Newmark Homes Corp...................................       8,500    $     83,406
 Newmil Bancorp, Inc...................................       4,700          46,266
 *Newpark Resources, Inc...............................      77,200         583,825
 *Newsedge Corp........................................      23,500          24,969
 *Newtek Capital, Inc..................................       2,500          12,344
 *Nexell Therapeutics, Inc.............................      16,705          55,335
 *NEXIQ Technologies, Inc..............................       5,300          10,600
 *NextCard, Inc........................................      19,700         165,603
 *Nexthealth, Inc......................................       9,000          28,125
 *Niagara Corp.........................................      12,200          31,453
 Nitches, Inc..........................................         785           4,342
 NL Industries, Inc....................................      23,500         525,813
 *NMT Medical, Inc.....................................      16,800          30,450
 NN, Inc...............................................      17,050         143,327
 *Nobel Learning Communities, Inc......................       7,600          53,675
 *Nobility Homes.......................................       6,000          38,250
 Noble International, Ltd..............................       9,200          59,225
 Noel Group Inc........................................       8,000             160
 Noland Co.............................................         200           3,650
 Nordson Corp..........................................      31,800         891,394
 *Norstan, Inc.........................................      14,200          32,838
 *Nortek, Inc..........................................      16,600         377,650
 *North American Scientific, Inc.......................      11,000         205,563
 North Central Bancshares, Inc.........................       2,700          46,997
 North Pittsburgh Systems, Inc.........................      16,700         208,228
 Northeast Bancorp.....................................         900           7,425
 Northeast Pennsylvania Financial Corp.................       5,500          64,625
 Northern Technologies International...................       2,700          17,213
 *Northfield Laboratories, Inc.........................      19,900         184,697
 Northland Cranberries, Inc. Class A...................      27,600          19,406
 Northrim Bank.........................................       7,244          66,102
 Northwest Bancorp, Inc................................      66,300         527,292
 Northwest Natural Gas Co..............................      40,300         967,200
 *Northwest Pipe Co....................................       9,100          85,597
 Northwestern Corp.....................................      32,400         712,800
 *Novadigm, Inc........................................      29,600         253,450
 *Novamed Eyecare, Inc.................................      14,900          24,445
 *Novametrix Medical Systems, Inc......................      12,200          56,425
 *Novavax, Inc.........................................      31,000         241,180
 *Noven Pharmaceuticals, Inc...........................      30,500         796,813
 *Novitron International, Inc..........................       1,430           2,815
 *Novoste Corp.........................................      15,000         383,906
 *NPC International, Inc...............................      28,200         289,050
 *NPS Pharmaceuticals, Inc.............................      33,400       1,296,338
 *NQL, Inc.............................................      19,000          22,859
 *NS Group, Inc........................................      30,100         187,222
 *Nstor Technology.....................................      42,000          73,500
 *NTN Communications, Inc..............................      36,793          29,894
 *Nu Horizons Electronics Corp.........................      24,000         200,625
 *Nucentrix Broadband Networks, Inc....................      14,200         161,525
 *NuCo2, Inc...........................................       8,200          57,144
 *Nuevo Energy Co......................................      28,100         449,600
 NUI Corp..............................................      20,800         600,600
 *Number Nine Visual Technology Corp...................       8,400             147
 *Numerex Corp. Class A................................      17,300         136,238
 *NuSkin Enterprises, Inc..............................      34,200         158,175
 *Nutraceutical International Corp.....................      13,200          24,750
 *Nutramax Products, Inc...............................       3,300             140
 *Nx Networks, Inc.....................................      47,900          50,894

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *NYFIX, Inc...........................................      20,575    $    509,874
 Nymagic, Inc..........................................       8,700         151,706
 *NZ Corp..............................................       6,258          25,814
 *O.I. Corp............................................       2,900           9,516
 Oak Hill Financial, Inc...............................       3,000          47,906
 *Oak Technology, Inc..................................      48,990         590,942
 *Oakley, Inc..........................................      82,600       1,486,800
 Oakwood Homes Corp....................................      61,000          30,500
 *OAO Technology Solutions, Inc........................      29,400          51,450
 *Obie Media Corporation...............................       3,500          19,195
 *Objective Systems Integrators, Inc...................      58,800       1,030,838
 *Oceaneering International, Inc.......................      37,700         600,844
 OceanFirst Financial Corp.............................      16,800         351,225
 *O'Charleys, Inc......................................      21,750         375,867
 *Ocular Sciences, Inc.................................      34,500         449,578
 *Ocwen Financial Corp.................................      96,600         549,413
 *Odetics, Inc. Class A................................         300           2,972
 *Odwalla, Inc.........................................       6,600          66,619
 *Officemax, Inc.......................................      81,100         192,613
 *Offshore Logistics, Inc..............................      33,800         622,131
 *Ogden Corp...........................................      66,300         948,919
 Oglebay Norton Co.....................................       6,400         146,200
 Ohio Casualty Corp....................................      67,900         556,992
 Oil-Dri Corp. of America..............................       5,700          43,997
 *Old Dominion Freight Lines, Inc......................      10,800         107,325
 Olin Corp.............................................      50,200         869,088
 *Olympic Steel, Inc...................................      13,900          33,013
 Omega Financial Corp..................................      11,400         309,581
 *Omega Protein Corp...................................      26,500          41,406
 *Omega Research, Inc..................................      32,100          58,181
 *Omega Worldwide, Inc.................................      19,700          43,709
 *Omni Nutraceuticals, Inc.............................      40,100          52,531
 *Omnova Solutions, Inc................................       1,800           8,888
 *Omtool, Ltd..........................................      19,500          37,781
 *On Assignment, Inc...................................      34,700         855,572
 *On Command Corp......................................      49,600         354,950
 *On Technology Corp...................................      21,100          15,166
 *One Price Clothing Stores, Inc.......................      10,700           9,697
 Oneida, Ltd...........................................      25,200         321,300
 Oneok, Inc............................................       4,300         175,494
 *OneSource Information Services, Inc..................       5,600          56,000
 *On-Point Technology Systems Inc......................       2,633           5,924
 *Ontrack Data International, Inc......................      22,100         131,564
 *Onyx Acceptance Corp.................................       8,700          30,586
 *Onyx Pharmacueticals, Inc............................      24,800         344,100
 *Onyx Software Corp...................................       7,800         110,906
 *Open Market, Inc.....................................      63,200          89,863
 *Opinion Research Corp................................       1,700          10,838
 *Opta Food Ingredients, Inc...........................      13,000          15,844
 *Opti, Inc............................................      18,600          73,819
 *Optical Cable Corp...................................      15,000         165,938
 *Optical Sensors, Inc.................................       9,800           1,531
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          11,813
 *Option Care, Inc.....................................      16,600         104,788
 *OraSure Technologies, Inc............................      22,400         146,300
 *Oratec Interventions, Inc............................      12,500         103,125
 *Orbit International Corp.............................       1,266             554
 *ORBIT/FR, Inc........................................       7,000          14,656
 *Orbital Sciences Corp................................      59,900         336,938
 Oregon Steel Mills, Inc...............................      30,200          47,188

                                                               SHARES        VALUE+
                                                               ------        ------

 Oregon Trail Financial Corp...........................       4,600    $     61,525
 *O'Reilly Automotive, Inc.............................      59,800       1,003,519
 *Organogenesis, Inc...................................      54,500         371,145
 *Oriole Homes Corp. Class A Convertible...............         800           1,225
 *Oriole Homes Corp. Class B...........................       2,000           2,250
 *Orleans Homebuilders, Inc............................       2,000           4,250
 *Oroamerica, Inc......................................       5,800          44,225
 *Orphan Medical, Inc..................................      13,500         178,453
 *OrthAlliance, Inc....................................      15,800          44,931
 *Orthodontic Centers of America, Inc..................      29,250         888,469
 *Orthologic Corp......................................      44,600         118,469
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         404,097
 Oshkosh Truck Corp. Class B...........................      24,300         959,091
 *Oshman's Sporting Goods, Inc.........................       4,100          38,438
 OSI Pharmaceutical, Inc...............................       7,800         437,531
 *OSI Systems, Inc.....................................      13,000          66,219
 *Osicom Technologies, Inc.............................      18,500         276,344
 *Osmonics, Inc........................................      15,700         116,769
 *Osteotech, Inc.......................................      23,900          97,094
 *Ostex International, Inc.............................      15,000          31,641
 *OTR Express, Inc.....................................         200              69
 Ottawa Financial Corp.................................       8,580         247,748
 Otter Tail Power Co...................................      35,800         850,250
 *Outlook Group Corp...................................       2,400          14,250
 *Outsource International, Inc.........................       6,900           4,636
 *Overland Data........................................      14,300          97,866
 Overseas Shipholding Group, Inc.......................      40,200         899,475
 Owens & Minor, Inc....................................      47,600         666,400
 Owens Corning.........................................      53,800          57,163
 *Owens-Illinois, Inc..................................      32,100          92,288
 Owosso Corp...........................................       6,800          11,050
 Oxford Industries, Inc................................       9,900         162,113
 *Oxigene, Inc.........................................      17,900         152,709
 *Oxis International, Inc..............................       7,900           5,678
 *OYO Geospace Corp....................................         100           1,869
 *P&F Industries, Inc. Class A.........................       1,300           7,759
 *P.F. Chang's China Bistro, Inc.......................      16,600         612,125
 *Pacific Aerospace and Electronics, Inc...............      25,700          19,677
 Pacific Capital Bancorp...............................      11,900         301,963
 Pacific Crest Capital, Inc............................       1,060          13,913
 *Pacific Gateway Exchange, Inc........................      28,000           4,375
 Pacific Northwest Bancorp.............................      23,800         299,731
 *Pacific Sunwear of California, Inc...................      28,600         635,456
 *Pacificare Health Systems, Inc.......................      23,100         292,359
 *Packaged Ice, Inc....................................      26,900          53,800
 *Packeteer, Inc.......................................      20,700         273,628
 *Pagasus Systems, Inc.................................      33,900         335,292
 *Palatin Technologies, Inc............................          62             248
 *Palm Harbor Homes, Inc...............................      31,269         495,418
 *PAM Transportation Services, Inc.....................       6,700          53,286
 *Pameco Corp..........................................       3,166           5,837
 Pamrapo Bancorp, Inc..................................       3,400          66,088
 *Panavision, Inc......................................       3,600          21,825
 *Pancho's Mexican Buffet, Inc.........................       1,666           5,310
 *Panera Bread.........................................      16,900         366,519
 *Panja, Inc...........................................      14,400          75,150
 *Pantry, Inc..........................................       4,500          38,813
 *Papa John's International, Inc.......................      20,000         530,625
 *Par Technology Corp..................................      11,200          22,400

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Paracelsus Healthcare Corp...........................       1,363    $         23
 *Paradyne Networks Corp...............................      10,800          21,769
 *Paragon Technologies, Inc............................       4,700          34,663
 *Parallel Petroleum Corp..............................      23,500          75,641
 *Paravant, Inc........................................      22,700          52,494
 *Parexel International Corp...........................      25,300         214,655
 Paris Corp............................................         200             378
 Park Bancorp, Inc.....................................       1,700          21,728
 Park Electrochemical Corp.............................      22,050         781,397
 *Parker Drilling Co...................................     108,500         434,000
 *Parkervision, Inc....................................      15,500         606,438
 *Park-Ohio Holdings Corp..............................      16,400          84,050
 Parkvale Financial Corp...............................       7,500         156,094
 *Parlex Corp..........................................       6,900          82,800
 *Parlux Fragrances, Inc...............................      15,400          29,116
 *Patient Infosy.......................................       8,800           2,596
 Patina Oil & Gas Corp.................................      27,034         484,922
 Patrick Industries, Inc...............................       7,900          40,981
 Patriot Bank Corp.....................................       8,700          53,288
 *Patriot Transportation Holding, Inc..................       2,500          40,156
 *Patterson Energy, Inc................................      37,780         880,746
 Paula Financial, Inc..................................       6,600          11,138
 *Paul-Son Gaming Corp.................................       4,100           5,638
 *Paxar Corp...........................................      65,000         544,375
 *Paxson Communications Corp...........................      76,700         743,031
 *Payless Cashways, Inc................................         160             175
 *PBOC Holdings, Inc...................................      29,500         264,578
 *PC Connection, Inc...................................       7,350         125,869
 *PCD, Inc.............................................      12,000          99,000
 *P-Com, Inc...........................................      93,000         310,969
 *PDS Financial Corp...................................       1,100           1,770
 *Peapod, Inc..........................................      25,100          52,945
 *Pediatric Services of America, Inc...................       4,800          21,150
 *Pediatrix Medical Group, Inc.........................      22,100         386,750
 Peerless Manufacturing Co.............................       1,600          22,250
 *Peerless Systems Corp................................      17,900          17,620
 *Pegasystems, Inc.....................................      42,700         166,797
 *Pemco Aviation Group, Inc............................         950          12,825
 Penford Corp..........................................      10,400         103,350
 Penn Engineering & Manufacturing Corp. Class A........         600          19,875
 Penn Engineering & Manufacturing Corp. Non-Voting.....       7,500         285,469
 *Penn National Gaming, Inc............................      24,000         387,000
 *Penn Traffic Company.................................          93             363
 *Penn Treaty American Corp............................       8,500         142,375
 Penn Virginia Corp....................................      10,500         285,469
 *Pennaco Energy, Inc..................................      31,200         360,750
 Penn-America Group, Inc...............................      10,000          69,375
 Pennfed Financial Services, Inc.......................      11,100         151,931
 *Pentacon, Inc........................................      16,900          19,013
 Penton Media, Inc.....................................      21,400         564,425
 *Penwest Pharmaceuticals Company......................      17,000         153,000
 Peoples Bancorp, Inc..................................         300           4,472
 Peoples Bancshares, Inc. Massachusetts................       4,300          60,469
 Pep Boys - Manny, Moe & Jack..........................      91,900         373,344
 *Perceptron, Inc......................................      12,550          27,649
 *Performance Food Group Co............................      17,500         789,688
 *Performance Technologies, Inc........................      21,200         316,675
 *Pericom Semiconductor Corp...........................      22,300         347,044

                                                               SHARES        VALUE+
                                                               ------        ------

 *Perini Corp..........................................      23,700    $     88,875
 *Perrigo Co...........................................     102,700         720,505
 *Perry Ellis International, Inc.......................       8,700          46,491
 *Per-Se Technologies, Inc.............................      47,800         129,209
 *Persistence Software, Inc............................       1,100           7,459
 *Personnel Group of America, Inc......................      32,600          69,275
 *Pervasive Software, Inc..............................      20,800          34,450
 *Petrocorp, Inc.......................................       6,900          66,413
 *Petroglyph Energy, Inc...............................       4,400          11,894
 *Petroleum Development Corp...........................      25,800         134,644
 *PetSmart, Inc........................................     150,400         408,900
 PFF Bancorp, Inc......................................      18,100         325,234
 *Pfsweb, Inc..........................................      18,242          13,396
 *Pharmaceutical Products Development Service Co.......      34,770       1,270,192
 *Pharmaceutical Resources, Inc........................      39,600         242,550
 *Pharmacopeia, Inc....................................      36,700         794,784
 *Pharmacyclics........................................      16,300         702,428
 *Pharmanetics, Inc....................................      12,100         145,578
 *PharmaPrint, Inc.....................................      13,900           1,251
 *Pharmchem Laboratories, Inc..........................       7,500          26,133
 *Phar-Mor, Inc........................................      14,200          14,200
 *Pharmos Corp.........................................       6,200          13,466
 *Philadelphia Consolidated Holding Corp...............      17,000         461,125
 Phillips-Van Heusen Corp..............................      43,700         562,638
 *Phoenix Gold International, Inc......................       1,000           1,625
 *Phoenix International, Ltd...........................      10,550          11,209
 Phoenix Investment Partners, Ltd......................      57,700         890,744
 *Phoenix Technologies, Ltd............................      41,500         592,672
 *Phonetel Technologies, Inc...........................         112              20
 *Photo Control Corp...................................       1,000           2,406
 *Photoelectron Corp...................................       8,600          34,400
 *Photon Dynamics, Inc.................................      20,200         451,344
 *PhotoWorks, Inc......................................      26,300          36,984
 *Photronics, Inc......................................      36,700         592,934
 *Physiometrix, Inc....................................       7,200         116,775
 Piccadilly Cafeterias, Inc............................      14,700          23,888
 *Pico Holdings, Inc...................................      21,600         259,875
 *Picturetel Corp......................................      65,500         288,609
 *Pierre Foods, Inc....................................       7,600          10,213
 Pilgrim Pride Corp....................................      38,600         299,150
 Pilgrim's Pride Corp..................................      12,900          70,950
 *Pillowtex Corp.......................................      23,817          11,909
 *Pilot Network Services, Inc..........................      21,300          29,288
 *Pinnacle Entertainment, Inc..........................      39,400         829,863
 *Pinnacle Global Group, Inc...........................       1,400           5,819
 *Pinnacle Systems, Inc................................      45,700         406,302
 Pioneer Standard Electronics, Inc.....................      49,300         490,689
 Pitt-Des Moines, Inc..................................       9,600         307,200
 Pittston Brink's Group................................      15,018         227,147
 Pizza Inn, Inc........................................      11,600          29,544
 *PJ America, Inc......................................       8,100          57,713
 *Plains Resources, Inc................................      25,300         458,563
 *Planar Systems, Inc..................................      17,200         390,225
 *PlanetCAD, Inc.......................................      15,350          17,269
 *Plato Learning, Inc..................................      12,200         220,744
 *Play By Play Toys and Novelties, Inc.................       5,900           3,688
 *Playboy Enterprises, Inc. Class A....................       6,600          59,813
 *Playboy Enterprises, Inc. Class B....................      32,300         345,206
 *Playtex Products, Inc................................      23,300         208,244

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Pliant Systems, Inc..................................      10,600    $     30,641
 *PLM International, Inc...............................       5,100          11,156
 *PLX Technology, Inc..................................      14,700         226,013
 *PMCC Financial Corp..................................       2,600           9,750
 PMR Corp..............................................       7,500          12,891
 Pocahontas Bancorp, Inc...............................       7,700          55,344
 *Point West Capital Corp..............................       3,400           3,931
 Polaris Industries, Inc...............................      15,000         552,188
 Polaroid Corp.........................................      36,500         273,750
 *Polymedica Industries, Inc...........................      14,500         333,047
 Polymer Group, Inc....................................      48,400         272,250
 Polyone Corp..........................................     114,000         634,125
 *Polyvision Corp......................................      18,100          24,888
 *Pomeroy Computer Resource, Inc.......................      19,500         264,469
 Pope & Talbot, Inc....................................      20,400         272,850
 *Porta Systems Corp...................................      12,300           7,688
 *Possis Medical, Inc..................................      26,500         145,750
 *Powell Industries, Inc...............................      10,900         114,450
 *Power Intergrations, Inc.............................      37,600         455,900
 *Powercerv Corp.......................................      15,800           7,406
 *PPT Vision, Inc......................................       6,800          27,625
 *Prandium, Inc........................................      21,564           1,801
 Precision Castparts Corp..............................       9,800         346,063
 Premier Financial Bancorp.............................       7,100          43,488
 *Premier Laser Systems, Inc. Class A..................       9,900             149
 Premier National Bancorp..............................      21,751         451,333
 *Pre-Paid Legal Services, Inc.........................      31,550         912,978
 Presidential Life Corp................................      41,900         650,759
 *Presstek, Inc........................................      45,600         585,675
 *Preview Systems, Inc.................................         300             881
 *Previo, Inc..........................................       7,075          27,858
 *PRI Automation, Inc..................................      21,000         372,094
 *Pricesmart, Inc......................................       4,400         129,525
 *Pride International, Inc.............................      11,400         215,888
 *Prima Energy Corp....................................      13,575         513,729
 *Prime Hospitality Corp...............................      69,300         710,325
 *Prime Medical Services, Inc..........................      21,100         124,622
 Primesource Corp......................................       6,281          29,246
 Primex Technologies, Inc..............................      16,700         528,659
 *Primix Solutions, Inc................................      20,500          25,625
 *Primus Knowledge Solutions, Inc......................       3,900          28,580
 *Primus Telecommunications Group, Inc.................      39,800         128,106
 *Princeton Video Image, Inc...........................      13,800          40,106
 *Printronix, Inc......................................       8,900          76,763
 *Printware, Inc.......................................       4,000           9,125
 *Priority Healthcare Corp.............................          76           2,047
 *ProBusiness Services, Inc............................      32,800       1,059,850
 *Procom Technology, Inc...............................      18,300         232,181
 *Procurenet, Inc......................................      19,700               0
 *Prodigy Communications Corp..........................     135,000         341,719
 *Professional Bancorp, Inc............................       2,020          14,898
 *Professional Detailing, Inc..........................      19,000       2,444,469
 *Professionals Group, Inc.............................      11,250         271,406
 *Profit Recovery Group International, Inc.............      24,300         148,458
 *Progenics Pharmaceuticals, Inc.......................      18,500         433,594
 *Programmers Paradise, Inc............................       6,600          18,563
 Progress Financial Corp...............................       7,560          62,843
 *Progress Software Corp...............................      57,000         735,656
 *Project Software & Development, Inc..................      29,300         293,458

                                                               SHARES        VALUE+
                                                               ------        ------

 Promistar Financial Corp..............................      28,088    $    471,352
 *Prophet 21, Inc......................................       5,100          37,134
 *ProsoftTraining.com..................................      11,400          96,009
 *Protection One, Inc..................................      89,500          83,906
 *Provant, Inc.........................................      29,400         199,369
 Providence & Worcester Railroad Co....................       1,600           9,700
 Provident Bancorp, Inc................................       5,200          83,525
 Provident Bankshares Corp.............................      40,931         770,014
 *Provident Financial Holdings, Inc....................       5,100          94,509
 *Province Healthcare Co...............................      28,350       1,046,292
 *Proxymed, Inc........................................      19,800          19,491
 *PRWW, Ltd............................................       9,700          57,594
 *PSC, Inc.............................................      18,900          29,531
 *PSS World Medical, Inc...............................      99,600         308,138
 Psychemedics Corp.....................................      32,600         163,000
 *PTEK Holdings, Inc...................................      66,700         129,231
 Public Service Co. of New Mexico......................      45,300       1,095,694
 Pulaski Financial Corp................................       3,100          30,613
 Pulte Corp............................................      21,200         818,850
 *Puma Technology, Inc.................................      37,700         256,831
 *Pure Resources, Inc..................................      16,563         291,923
 *Pure World, Inc......................................      10,700          17,722
 *PW Eagle, Inc........................................       5,000          37,500
 Pyramid Breweries, Inc................................       5,700          12,291
 *Qad, Inc.............................................      44,600          80,838
 *QC Optics, Inc.......................................       3,200           2,400
 *QEP Co., Inc.........................................       2,025           9,745
 *QRS Corp.............................................      20,500         148,305
 *Quad Systems Corp....................................       4,600           2,731
 *QuadraMed Corp.......................................      33,706          36,866
 Quaker Chemical Corp..................................      11,400         203,775
 *Quaker City Bancorp, Inc.............................       2,187          44,834
 *Quaker Fabric Corp...................................      24,250         100,031
 *Quality Dining, Inc..................................      13,700          35,534
 *Quality Systems, Inc.................................       8,000          63,500
 Quanex Corp...........................................      20,800         392,600
 *Quentra Network Systems, Inc.........................      21,600          11,475
 *Questcor Pharmaceuticals, Inc........................      26,800          23,450
 *Questron Technology, Inc.............................       7,600          26,006
 *Quicklogic Corp......................................      21,000         146,344
 *Quidel Corp..........................................      39,300         195,272
 *Quigley Corp.........................................      12,000          10,313
 *Quiksilver, Inc......................................      33,800         703,463
 *Quipp, Inc...........................................       2,400          59,100
 Quixote Corp..........................................      10,400         172,250
 *Quokka Sports, Inc...................................      56,400          77,550
 *Quorum Health Group, Inc.............................      71,500       1,043,453
 *R & B, Inc...........................................       9,800          18,988
 *R H Donnelley Corp...................................      48,500       1,109,438
 *Racing Champions Corp................................      19,100          22,084
 *Radiance Medical Systems, Inc........................      19,200         111,000
 *Radiant Systems, Inc.................................      44,100         886,134
 *Radio One, Inc.......................................       4,800          50,850
 *Radiologix, Inc......................................      21,200         144,425
 *RadiSys Corp.........................................       6,962         182,535
 *Radyne ComStream, Inc................................       8,000          39,250
 *Rag Shops, Inc.......................................       2,415           5,509
 *Railamerica, Inc.....................................      29,700         179,128
 *RailWorks Corp.......................................      16,300          31,072
 *Rainbow Rentals, Inc.................................       8,300          53,431
 *Rainbow Technologies, Inc............................      31,600         540,163

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ralcorp Holdings, Inc................................      42,100    $    594,663
 *Ramp Networks, Inc...................................      12,800          47,600
 *Ramsay Youth Services, Inc...........................       6,400           7,100
 *Ramtron International Corp...........................       5,760          29,790
 *Range Resources Corp.................................      66,900         275,963
 *Rare Hospitality International, Inc..................      23,821         615,637
 *Rare Medium Corp.....................................      44,300         114,903
 Raven Industries, Inc.................................       5,200          84,013
 *Ravisent Technologies, Inc...........................       4,500           8,367
 *Rawlings Sporting Goods, Inc.........................      12,700          71,834
 *Rayovac Corp.........................................      49,600         703,700
 *Raytech Corp.........................................       2,400           4,950
 *Raytel Med Corp......................................      10,400           9,425
 *RCM Technologies, Inc................................      16,300          73,859
 *RDO Equipment Co. Class A............................       7,400          16,188
 *Reading Entertainment, Inc...........................       8,600          21,231
 *Read-Rite Corp.......................................      77,700         251,311
 *Recoton Corp.........................................      18,800         164,500
 *Redhook Ale Brewery, Inc.............................       7,900          12,467
 Redwood Empire Bancorp................................       4,200          90,038
 *Reebok International, Ltd............................      51,900       1,106,119
 *Reeds Jewelers, Inc..................................         440             605
 Regal Beloit Corp.....................................      30,300         469,650
 *Regeneron Pharmaceuticals, Inc.......................      18,000         437,063
 *Regent Communications, Inc...........................      65,500         311,125
 Regis Corp............................................      65,200       1,024,863
 *Register.Com, Inc....................................      22,000         130,281
 *Rehabcare Group, Inc.................................      23,600       1,020,700
 *Rehabilicare, Inc....................................      11,600          29,363
 *Reliability, Inc.....................................       9,900          28,153
 Reliance Steel and Aluminum Co........................      41,600         998,400
 *Reliv International, Inc.............................       7,750          12,352
 *Relm Wireless Corp...................................       7,600           6,650
 *Remec, Inc...........................................      12,450         168,464
 *Remedy Corp..........................................      51,100         823,988
 *RemedyTemp, Inc......................................       9,900          88,791
 *Remington Oil & Gas Corp.............................      34,400         292,938
 *Renaissance Worldwide, Inc...........................      64,900          56,788
 *Rent-A-Center, Inc...................................      34,000         833,000
 *Rentrak Corp.........................................      13,600          36,125
 *Rent-Way, Inc........................................      30,200         115,138
 *Repligen Corp........................................      36,000         147,375
 *Reptron Electronics, Inc.............................      10,000          74,375
 Republic Bancorp, Inc.................................      67,653         536,998
 Republic Bancorp, Inc. Class A........................      18,900         120,488
 *Republic Bankshares, Inc.............................      15,700         138,356
 *Republic First Bancorp, Inc..........................       7,234          28,823
 Republic Security Financial Corp......................      77,982         510,538
 *Res-Care, Inc........................................      34,750         146,059
 *ResMed, Inc..........................................      16,300         571,519
 *ResortQuest International, Inc.......................      22,100         154,700
 Resource America, Inc.................................      32,700         268,242
 Resource Bancshares Mortgage Group, Inc...............      28,408         165,122
 *Respironics, Inc.....................................      46,400       1,136,800
 *Restoration Hardware, Inc............................      24,500          42,875
 *Revlon, Inc..........................................      27,700         128,113
 *Rex Stores Corp......................................      10,400         155,350
 *Rexhall Industries, Inc..............................       1,771           8,966
 *RF Monolithics, Inc..................................      11,300          50,850
 *Rhythms NetConnections, Inc..........................       8,900           9,595

                                                               SHARES        VALUE+
                                                               ------        ------

 *Ribozyme Pharmaceuticals.............................      25,200    $    363,038
 *Rica Foods, Inc......................................       1,300          18,119
 Richardson Electronics, Ltd...........................      15,200         187,150
 Richmond County Financial Corp........................      39,600         829,125
 *Riddell Sports, Inc..................................       9,255          28,922
 Riggs National Corp...................................      50,400         587,475
 *Right Management Consultants, Inc....................       6,300          75,009
 *Right Start, Inc.....................................       6,900           7,978
 *Rightchoice Managed Care, Inc. Class A...............       2,400          69,750
 *Rimage Corp..........................................      10,200          90,206
 *Riverside Group, Inc.................................       1,000           1,750
 Riverview Bancorp, Inc................................       6,400          52,800
 Rivianna Foods, Inc...................................      18,100         327,497
 *Riviera Holdings Corporation.........................       5,000          35,625
 RLI Corp..............................................      14,100         565,763
 *RMH Teleservices, Inc................................      13,400         195,138
 *Roadhouse Grill, Inc.................................      11,600          25,738
 Roadway Express, Inc..................................      24,700         479,334
 Roanoke Electric Steel Corp...........................      15,300         154,434
 Robbins & Myers, Inc..................................      15,300         363,375
 *Robinson Nugent, Inc.................................       8,100         153,647
 *Robocom Systems, Inc.................................         800             625
 *Robotic Vision Systems, Inc..........................      52,800         188,925
 *Rochester Medical Corp...............................       7,400          43,475
 *Rock of Ages Co......................................       5,000          20,938
 Rock-Tenn Co. Class A.................................      27,300         177,450
 *Rocky Mountain Chocolate Factory.....................       1,900           6,472
 *Rocky Shoes & Boots, Inc.............................       4,900          21,131
 *Rofin-Sinar Technologies, Inc........................      18,500         160,719
 *Rogers Corp..........................................      23,900         869,363
 *Rogue Wave Software, Inc.............................      17,100          74,813
 *Rohn Industries, Inc.................................      84,400         312,544
 Rollins Truck Leasing Corp............................      94,500         602,438
 Rollins, Inc..........................................      41,500         868,906
 *Rottlund, Inc........................................       2,300          10,063
 Rouge Industries, Inc. Class A........................      19,500          36,563
 Rowe Furniture Corp...................................      16,900          47,531
 *Royal Appliance Manufacturing Co.....................      21,700         108,500
 Royal Bancshares of Pennsylvania Class A..............       3,791          57,457
 *Royal Energy, Inc....................................       2,300           9,847
 Royal Gold, Inc.......................................      23,200          59,450
 *Royal Precision, Inc.................................         550           1,323
 RPC, Inc..............................................      37,700         480,675
 *RTI International Metals, Inc........................      25,100         327,869
 *RTW, Inc.............................................      13,600          56,950
 *Rubio's Restaurants, Inc.............................       5,000          25,625
 Ruby Tuesday, Inc.....................................      74,400       1,129,950
 Ruddick Corp..........................................      57,900         702,038
 *Rudolph Technologies, Inc............................       6,000         144,000
 *Rural Cellular Corp. Class A.........................      10,400         372,775
 *Rural/Metro Corp.....................................      14,000          27,125
 *Rush Enterprises, Inc................................       7,200          28,238
 Russ Berrie & Co., Inc................................      26,100         551,363
 Russell Corp..........................................      29,300         488,944
 *RWD Technologies, Inc................................      17,400          63,347
 *Ryans Family Steak Houses, Inc.......................      53,200         470,488
 Ryerson Tull, Inc.....................................      37,100         278,250
 Ryland Group, Inc.....................................      15,700         549,500
 *S&K Famous Brands, Inc...............................       6,500          44,484

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 S&T Bancorp, Inc......................................      36,100    $    708,463
 *S1 Corporation.......................................      22,501         122,349
 *SafeNet, Inc.........................................      10,500         395,391
 *Safety Components International, Inc.................       4,100             123
 *Saga Communications, Inc. Class A....................      20,100         306,525
 *SAGA Systems, Inc....................................      48,819         546,163
 *Sage, Inc............................................       3,818          58,582
 *Salient 3 Communications, Inc.
   Class A.............................................       3,400           7,544
 *Salton/Maxim Housewares, Inc.........................      18,900         341,381
 *Sames Corp...........................................       3,800          51,538
 *Samsonite Corp.......................................      22,318          57,539
 *San Filippo (John B.) & Son, Inc.....................       5,000          18,438
 *Sanchez Computer Associates, Inc.....................      37,200         437,100
 Sanderson Farms, Inc..................................      19,200         137,400
 *Sands Regent Casino Hotel............................       2,000           5,125
 Sandy Spring Bancorp, Inc.............................       1,000          21,906
 *Sangstat Medical Corp................................      29,100         229,163
 *Santa Cruz Operation, Inc............................      50,100          83,761
 *Satcon Technology Corp...............................      21,900         229,266
 *Saucony, Inc. Class A................................       3,500          34,563
 *Saucony, Inc. Class B................................       4,600          43,700
 Sauer, Inc............................................      49,900         361,775
 *SBE, Inc.............................................       4,200          25,200
 *SBS Technologies, Inc................................      19,100         531,219
 *ScanSoft, Inc........................................      54,118          49,044
 *ScanSource, Inc......................................       9,000         435,094
 *SCC Communications Corp..............................      17,700          95,138
 Schawk, Inc. Class A..................................      25,200         218,925
 *Scheid Vineyards, Inc................................       2,300           7,619
 *Schein (Henry), Inc..................................      49,000       1,295,438
 *Schick Technologies, Inc.............................       9,000           8,145
 *Schieb (Earl), Inc...................................       2,200           6,325
 *Schlotzskys, Inc.....................................       9,600          33,450
 *Schmitt Industries, Inc..............................      10,300          23,175
 Schnitzer Steel Industries, Inc.
   Class A.............................................       7,200         101,700
 *Schuff Steel Company.................................       6,000          18,000
 *Schuler Homes, Inc...................................      20,100         185,297
 Schulman (A.), Inc....................................      49,200         595,013
 Schultz Sav-O Stores, Inc.............................       7,700          83,738
 Schweitzer-Maudoit International, Inc.................      20,100         349,238
 *Sciclone Pharmaceuticals, Inc........................      50,600         201,609
 *Scientific Learning Corp.............................       1,400           6,169
 Scientific Technologies, Inc..........................       6,700          49,831
 *Scios-Nova, Inc......................................      59,487       1,165,573
 *SCM Microsystems, Inc................................      12,400         425,863
 *Scott Technologies, Inc..............................      24,300         486,000
 *Scotts Co. Class A...................................       5,100         161,288
 *SCP Pool Corp........................................      27,200         735,250
 SCPIE Holdings, Inc...................................      14,700         305,944
 Seaboard Corp.........................................       1,400         222,600
 *Seachange International, Inc.........................      36,100         841,581
 Seacoast Banking Corp. Class A........................       1,500          36,656
 Seacoast Financial Services Corp......................       5,746          56,742
 *Seacor Smit, Inc.....................................      27,200       1,142,400
 *Secom General Corp...................................         140             317
 Second Bancorp, Inc...................................      13,000         207,594
 *Secure Computing Corp................................      37,300         437,109
 *Security Associates International, Inc...............       5,700           9,975
 *SED International Holdings, Inc......................       9,450          12,108

                                                               SHARES        VALUE+
                                                               ------        ------

 *Sedona Worldwide, Inc................................       2,502    $        231
 *SEEC, Inc............................................       9,800          24,959
 *Segue Software, Inc..................................      23,400          78,244
 *Seitel, Inc..........................................      38,400         537,600
 Selas Corp. of America................................       4,750          15,734
 *Select Comfort Corp..................................      20,000          39,688
 Selective Insurance Group, Inc........................      37,500         753,516
 SEMCO Energy, Inc.....................................      28,500         448,875
 *Semitool, Inc........................................      42,400         455,800
 *SEMX Corp............................................       9,800          44,100
 *Seneca Foods Corp. Class A...........................         200           2,575
 *Seneca Foods Corp. Class B...........................       1,300          16,900
 *Sensory Science Corp.................................      21,800          13,625
 *Sequa Corp. Class A..................................       7,800         350,513
 *Sequa Corp. Class B..................................       2,600         158,925
 *SeraCare, Inc........................................      10,200          35,700
 *SeraNova, Inc........................................      20,900          62,373
 *Serologicals Corp....................................      20,950         200,334
 *Service Corp. International..........................     131,000         245,625
 *Servotronics, Inc....................................       1,100           3,575
 Sevenson Environmental Services, Inc..................       2,288          27,027
 *Shared Technologies Cellular, Inc....................      10,100           3,630
 *Sharper Image Corp...................................      19,300         321,466
 *Shaw Group, Inc......................................      19,800       1,220,175
 *Sheffield Medical Technologies, Inc..................      39,050         136,675
 *Sheldahl, Inc........................................      17,000          51,266
 *Shells Seafood Restaurants, Inc......................       4,400           3,047
 *Shiloh Industries, Inc...............................      10,100          48,291
 *Shoe Carnival, Inc...................................      18,100          80,319
 *Shoe Pavilion, Inc...................................       6,200          11,044
 *Sholodge, Inc........................................       5,800          31,175
 *Shop At Home, Inc....................................      44,100          54,436
 *Shopko Stores, Inc...................................      55,400         335,863
 Shoreline Financial Corp..............................       8,077         102,982
 *ShowCase Corp........................................       7,700          39,222
 *Shuffle Master, Inc..................................      10,100         212,100
 *SICOR, Inc...........................................      54,400         814,300
 Siebert Financial Corp................................      30,000         137,344
 *Sierra Health Services, Inc..........................      35,136         103,212
 *SierraCities.com, Inc................................      26,700          70,088
 Sifco Industries, Inc.................................       5,400          27,000
 *Sigma Designs, Inc...................................      26,100          51,384
 *Sigmatron International, Inc.........................       2,200           3,713
 *Signal Technology Corp...............................      12,700         153,988
 *Signature Eyewear, Inc...............................       3,600           2,531
 *Silgan Holdings, Inc.................................      15,000         113,438
 *Silicon Graphics, Inc................................      92,000         368,000
 *Silicon Valley Group, Inc............................       8,100         208,322
 *Silver Stream Software, Inc..........................       7,400         134,819
 *Silverleaf Resorts, Inc..............................      14,900          41,906
 *Simione Central Holdings, Inc........................       2,035           5,037
 Simmons First National Corp. Class A..................       4,550          87,872
 *Simon Transportation Services, Inc...................       6,100          33,550
 Simpson Industries, Inc...............................      28,550         361,336
 *Simpson Manufacturing Co., Inc.......................      13,100         620,613
 *Simula, Inc..........................................      17,300          44,331
 *Sipex Corp...........................................      30,800         779,625
 *Sitel Corp...........................................     115,100         266,169
 *Sizzler International, Inc...........................      35,500          53,250
 SJNB Financial Corp...................................       1,500          52,125

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 SJW Corp..............................................       3,600    $    405,000
 Skyline Corp..........................................      11,300         229,531
 *SkyMall, Inc.........................................      16,800          22,838
 Skywest, Inc..........................................      18,800       1,116,838
 SL Industries, Inc....................................       9,200         100,050
 SLI, Inc..............................................      59,600         406,025
 *Smart & Final Food, Inc..............................      32,900         252,919
 *SMC Corp.............................................       5,600          14,000
 Smith (A.O.) Corp.....................................      22,900         380,713
 Smith (A.O.) Corp. Convertible
   Class A.............................................       3,750          63,281
 *Smith Micro Software, Inc............................      23,900          34,730
 *Smith-Gardner & Associates, Inc......................       5,600          14,263
 *Smithway Motor Express Corp.
   Class A.............................................       4,700           8,666
 *Socrates Technolgies Corp............................      18,400           1,104
 *Softnet Systems, Inc.................................      45,000          94,219
 *Software Spectrum, Inc...............................       3,900          30,956
 *Sola International, Inc..............................      31,100         112,738
 *Somnus Medical Technologies, Inc.....................      19,700          18,161
 *Sonic Automotive, Inc................................      42,500         340,000
 *Sonic Corp...........................................      28,100       1,097,656
 *Sonic Foundry, Inc...................................      40,300         114,603
 *Sonic Solutions......................................      15,800          25,675
 *SONICblue, Inc.......................................      27,076         152,726
 *Sonosight, Inc.......................................       3,633          58,696
 *Sonus Pharmaceuticals, Inc...........................      11,800           8,481
 *SOS Staffing Services, Inc...........................      15,300          27,253
 *Sound Advice, Inc....................................       4,800          33,300
 *Source Information Management, Inc...................      15,900          82,481
 *Source Media, Inc....................................      27,400          37,247
 South Financial Group, Inc............................      51,427         499,003
 South Jersey Industries, Inc..........................      16,000         470,000
 Southern Banc Company, Inc............................         200           1,850
 *Southern Energy Homes, Inc...........................      11,925          13,043
 *Southern Union Co....................................      32,925         693,483
 *Southwall Technologies, Inc..........................      11,000          67,375
 Southwest Bancorp, Inc................................       4,000          53,750
 *Southwest Bancorporation of Texas, Inc...............      36,800       1,311,000
 Southwest Gas Corp....................................      31,400         612,300
 Southwest Securities Group, Inc.......................      25,380         509,186
 Southwest Water Co....................................       9,700         130,950
 Southwestern Energy Co................................      29,900         229,856
 *Spacehab, Inc........................................      15,800          51,103
 *Spacelabs Medical, Inc...............................      15,300         206,072
 Span-American Medical System, Inc.....................       2,400           9,375
 *SPAR Group, Inc......................................       1,500             984
 Spartan Motors, Inc...................................      15,200          42,275
 *Spartan Stores, Inc..................................       8,700          51,928
 Spartech Corp.........................................      26,800         326,625
 *Sparton Corp.........................................       7,200          34,200
 *Special Metals Corp..................................      16,100          43,269
 *SpectraLink Corp.....................................      32,700         289,191
 *Spectranetics Corp...................................      34,202          54,509
 *Spectra-Physics Laser, Inc...........................      24,800         635,500
 *Spectrian Corp.......................................      15,000         176,719
 *Spectrum Control, Inc................................      15,400         184,319
 *SpectRx, Inc.........................................       8,900          72,869
 *SpeedFam-IPEC, Inc...................................      46,652         264,604
 *Speedway Motorsports, Inc............................      10,000         193,125

                                                               SHARES        VALUE+
                                                               ------        ------

 *Speizman Industries, Inc.............................       2,900    $      1,677
 *Spherion Corporation.................................      24,300         256,669
 *Spinnaker Industries, Inc............................       4,000          33,250
 *Spire Corp...........................................       4,600          37,375
 *Sport Chalet, Inc....................................       2,700          17,550
 *Sport Supply Group, Inc..............................      11,200          18,200
 *Sport-Haley, Inc.....................................       4,900          21,744
 *Sports Authority, Inc................................      41,400          75,038
 *Sports Club Co., Inc.................................      20,100          66,581
 *SportsLine USA, Inc..................................      31,600         246,875
 *Sportsman's Guide, Inc...............................       5,100           4,303
 Springs Industries, Inc. Class A......................      17,600         479,600
 *SPS Technologies, Inc................................      16,200         796,838
 *SPSS, Inc............................................      16,900         270,928
 *SRS Labs, Inc........................................      16,800          72,450
 *SS&C Technologies, Inc...............................      16,600          88,188
 *SSE Telecom, Inc.....................................       7,700           7,700
 St. Francis Capital Corp..............................      13,200         176,963
 St. Joseph Light & Power Co...........................      49,600       1,007,500
 St. Mary Land & Exploration Co........................      44,600       1,027,194
 *Staar Surgical Co....................................      24,200         335,019
 *Staff Leasing, Inc...................................      34,700         126,872
 *Stage II Apparel Corp................................       1,700             744
 *Stage Stores, Inc....................................      21,400             910
 *Standard Automotive Corp.............................       5,400          19,575
 Standard Commercial Corp..............................      18,129          89,512
 *Standard Management Corp.............................      12,500          42,969
 *Standard Microsystems Corp...........................      25,300         497,303
 Standard Motor Products, Inc.
   Class A.............................................      11,900          82,556
 Standard Pacific Corp.................................      45,900         946,688
 Standard Register Co..................................      29,100         349,200
 Standex International Corp............................      17,300         339,513
 *Stanley Furniture, Inc...............................      11,000         238,219
 *Star Buffet, Inc.....................................       2,800           8,006
 *Star Multi Care Services, Inc........................       1,362             936
 *Star Scientific, Inc.................................       7,500          21,797
 *STAR Telecommunications, Inc.........................      73,300          71,009
 *Starcraft Corp.......................................       2,500           6,563
 *StarMedia Network, Inc...............................      24,100          74,936
 *Starmet Corp.........................................      13,000          13,609
 Starrett (L.S.) Co. Class A...........................       6,700         140,700
 *Startec Global Communications Corp...................      14,700          49,153
 *StarTek, Inc.........................................      22,400         364,000
 State Auto Financial Corp.............................      47,500         641,250
 State Financial Services Corp.
   Class A.............................................      11,100          93,136
 Staten Island Bancorp, Inc............................      14,700         280,219
 *Station Casinos, Inc.................................      45,450         846,506
 *Steel Dynamics, Inc..................................      63,200         635,950
 Steel Technologies, Inc...............................      14,500          77,484
 *SteelCloud Co........................................      12,200          11,247
 *Stein Mart, Inc......................................      57,800         809,200
 *Steinway Musical Instruments, Inc....................      11,200         198,800
 *Stemcells, Inc.......................................      27,300          74,648
 Stepan Co.............................................       8,400         173,250
 Stephan Co............................................       3,500          10,500
 *Stericycle, Inc......................................      22,200         733,294
 *Sterile Recoveries, Inc..............................       6,100          94,169
 *STERIS Corp..........................................      74,600       1,116,669
 Sterling Bancorp......................................      11,880         225,720

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sterling Bancshares...................................      41,900    $    632,428
 *Sterling Financial Corp..............................      13,200         144,375
 Stewart & Stevenson Services, Inc.....................      37,000         785,094
 Stewart Enterprises, Inc..............................     145,000         274,141
 Stewart Information Services Corp.....................      14,900         224,431
 Stifel Financial Corp.................................      11,400         132,525
 *STM Wireless, Inc. Class A...........................      11,400          45,066
 *Stockwalk.com Group, Inc.............................       5,735          16,488
 *Stone & Webster, Inc.................................      14,200          16,508
 *Stone Energy Corp....................................       5,100         256,275
 *Stoneridge, Inc......................................      28,900         243,844
 *Storage Computer Corp................................      19,300         141,855
 *Stratasys, Inc.......................................       4,400          15,813
 *Strategic Diagnostics, Inc...........................      26,500          81,156
 *Strategic Distribution, Inc..........................      40,292          16,369
 *Stratesec, Inc.......................................      11,200          17,500
 *Strattec Security Corp...............................       6,500         215,313
 *Stratus Properties, Inc..............................      17,100          80,423
 *Strawbridge and Clothier Liquidating Trust...........       4,200             593
 Strayer Ed, Inc.......................................      24,500         613,266
 Stride Rite Corp......................................      65,200         387,125
 *Strouds, Inc.........................................       7,200             288
 *Structural Dynamics Research Corp....................      68,100         700,153
 *Student Advantage, Inc...............................      23,900          88,878
 Sturm Ruger & Co., Inc................................      41,000         328,000
 *Styleclick, Inc. Class A.............................      12,700          37,703
 *Suburban Lodges of America, Inc......................      18,500         116,203
 *Success Bancshares, Inc..............................       2,200          26,194
 *Successories, Inc....................................       8,400          15,356
 Suffolk Bancorp.......................................       4,300         125,103
 *Summa Industries, Inc................................       6,000          66,188
 Summit Bancshares, Inc................................       2,000          38,750
 Summit Bank Corp......................................         700          11,419
 *Sun Bancorp, Inc.....................................      16,260         148,373
 Sun Hydraulics, Inc...................................       4,400          29,700
 *Sunair Electronics, Inc..............................       3,000           6,375
 *Sunbeam Corp.........................................     145,994          54,748
 *Sunburst Hospitality Corp............................      20,600         144,200
 *Sundance Homes, Inc..................................       3,000             188
 *Sunglass Hut International, Inc......................      58,500         417,727
 *Sunquest Information Systems, Inc....................      21,000         211,313
 *Sunrise Assisted Living, Inc.........................      30,365         813,213
 *Sunrise Medical, Inc.................................      29,100         285,544
 *Sunrise Technologies International, Inc..............      86,900         328,591
 *SunSource, Inc.......................................       6,700          21,356
 *Superconductor Technologies, Inc.....................      19,400          87,300
 *Supergen, Inc........................................      48,100         831,228
 *Superior Consultant Holdings Corp....................      13,600          45,900
 *Superior Energy Services, Inc........................      72,100         646,647
 Superior Industries International, Inc................      27,700         943,531
 Superior Surgical Manufacturing Co., Inc..............      10,000          77,500
 *Superior Telecom, Inc................................      34,400          96,750
 *Supertex, Inc........................................      26,500         518,406
 *Suprema Specialties, Inc.............................       5,700          46,045
 *Supreme Industries, Inc..............................      13,471          43,781
 *SurModics, Inc.......................................       7,800         341,738
 Susquehanna Bancshares, Inc...........................      56,200         800,850
 *SVI Holdings, Inc....................................      51,600          52,632

                                                               SHARES        VALUE+
                                                               ------        ------

 *Swift Energy Corp....................................      35,500    $  1,087,188
 *Swisher International, Inc...........................         700             298
 *Swiss Army Brands, Inc...............................      10,600          59,294
 *Sykes Enterprises, Inc...............................      37,200         179,606
 *Sylvan Learning Systems, Inc.........................      41,500         574,516
 *Sylvan, Inc..........................................       7,300          65,472
 *Symmetricom, Inc.....................................      37,250         395,781
 *Symphonix Devices, Inc...............................      18,900          57,881
 *Syms Corp............................................      19,800          89,100
 Synalloy Corp.........................................       9,100          44,647
 *Synaptic Pharmaceutical Corp.........................      17,400          99,506
 *Synbiotics Corp......................................      12,100           4,727
 *Syncor International Corp............................      30,600         917,044
 *Syntel, Inc..........................................      49,000         381,281
 *Syntellect, Inc......................................      19,000          73,328
 *Synthetech, Inc......................................      21,800          56,203
 *Syntroleum Corp......................................      46,800         726,863
 *Sypris Solutions, Inc................................       2,250          14,766
 *System Software Associates, Inc......................      10,700             120
 *Systemax, Inc........................................      43,700          65,550
 *Systems & Computer Technology Corp...................      56,500         685,063
 *T/R Systems, Inc.....................................       2,200          12,650
 Tab Products Co.......................................       7,200          18,900
 *Taco Cabana, Inc.....................................      19,100         168,617
 *Tag-It Pacific, Inc..................................       6,700          28,056
 *Taitron Components, Inc..............................       6,800          15,513
 *Take Two Interactive Software........................      43,700         420,613
 *TALK.com, Inc........................................      29,800          58,203
 TALX Corp.............................................       8,690         258,528
 *Tandy Brand Accessories, Inc.........................       7,500          54,141
 *Tandy Crafts, Inc....................................      14,400          20,700
 *Tanning Technology Corp..............................       3,900          19,378
 *Targeted Genetics Corp...............................      55,500         470,016
 *Tarrant Apparel Group................................      19,600         101,675
 Tasty Baking Co.......................................      12,600         159,863
 TB Woods Corp.........................................       4,700          37,894
 *TBA Entertainment Corp...............................      12,800          51,000
 *TBC Corp.............................................      25,650         101,398
 *TCI International, Inc...............................       4,400          33,550
 *TCSI Corp............................................      25,300          24,509
 *TEAM America Corp....................................       2,800          13,781
 *Team Communications Group, Inc.......................       5,300          19,709
 *Team, Inc............................................       7,600          21,613
 Tech/Ops Sevcon, Inc..................................       4,000          39,500
 *Techdyne, Inc........................................       7,100           6,434
 Teche Holding Co......................................         700           9,013
 *Technical Communications Corp........................         400             738
 *Technisource, Inc....................................      12,300          22,870
 Technology Research Corp..............................       7,000          13,563
 *Technology Solutions Corp............................      62,100         119,348
 *Tegal Corp...........................................      20,000          35,625
 *Tejon Ranch Co.......................................      13,900         312,055
 *Telcom Semiconductor, Inc............................      29,400         328,913
 *Telemate.Net Software, Inc...........................       2,500           2,695
 *Telescan, Inc........................................      22,300          26,830
 *Teletouch Communications, Inc........................       4,200           4,200
 *Teligent, Inc........................................      28,200          48,909
 *Telscape International, Inc..........................      22,000          25,438
 *Telular Corp.........................................      16,500          98,742
 *Telxon Corp..........................................      23,000         459,281

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Temtex Industries, Inc...............................       2,000    $      1,875
 Tennant Co............................................      10,800         480,600
 Tenneco Automotive, Inc...............................      51,000         200,813
 *Terex Corp...........................................      38,600         501,800
 *Terra Industries, Inc................................      98,600         178,713
 *Terremark Worldwide, Inc.............................      51,100          63,875
 *Tesoro Petroleum Corp................................      49,300         465,269
 *Tessco Technologies, Inc.............................       7,200         144,000
 *Tetra Tech, Inc......................................      30,281       1,058,889
 *Tetra Technologies, Inc..............................      14,900         201,150
 *Texas Biotechnology Corp.............................      55,200         488,520
 Texas Industries, Inc.................................      31,600         703,100
 Texas Regional Banchshares, Inc. Class A..............      20,300         593,141
 TF Financial Corp.....................................       2,600          38,025
 *TFC Enterprises, Inc.................................      11,400          13,538
 *Thackeray Corp.......................................       3,600           9,000
 *Theglobe.com, Inc....................................      31,900          10,467
 *Theragenics Corp.....................................      37,800         160,650
 *Thermatrix, Inc......................................       5,400           1,772
 *Thermo Cardiosystems, Inc............................      56,100         448,800
 *Thermo Fibergen, Inc.................................       6,800          79,050
 *Thermo Fibertek, Inc.................................      94,100         388,163
 *Thermwood Corp.......................................         200             950
 *TheStreet.com, Inc...................................       3,900           9,506
 Thistle Group Holdings Co.............................       7,100          55,247
 *Thomas Group, Inc....................................       6,600          44,963
 Thomas Industries, Inc................................      17,450         383,900
 *Thomaston Mills, Inc.................................       1,900             891
 Thor Industries, Inc..................................      16,900         346,450
 *Thoratec Laboratories Corp...........................      31,000         327,438
 *Thorn Apple Valley, Inc..............................       4,600             276
 *T-HQ, Inc............................................      30,800         553,438
 Three Rivers Bancorp, Inc.............................       7,300          59,313
 *Three-Five Systems, Inc..............................      20,999         580,097
 *Tidel Technologies, Inc..............................      15,600          61,425
 *Tier Technologies, Inc. Class B......................      12,500          85,156
 *TII Industries, Inc..................................      11,260          13,723
 Timberland Bancorp, Inc...............................       6,600          83,531
 Timberline Software Corp..............................      23,200         109,475
 *Tipperary Corp.......................................      17,900          53,700
 Titan International, Inc..............................      20,100          91,706
 *Titan Pharmaceuticals, Inc...........................       8,700         313,200
 *Titanium Metals Corp.................................      41,900         285,444
 *TiVo, Inc............................................       9,000          82,969
 *TMBR/Sharp Drilling, Inc.............................       6,200          65,488
 *T-Netix, Inc.........................................      17,300          48,116
 *Todd Shipyards Corp..................................      13,600          95,200
 *Toddhunter International, Inc........................       4,600          28,175
 *Tofutti Brands, Inc..................................       6,900          16,388
 *Toll Brothers, Inc...................................      38,700       1,543,163
 Tompkins County Trustco, Inc..........................         330           8,993
 *Topps, Inc...........................................      63,500         625,078
 Toreador Resources Corp...............................       4,900          30,013
 Toro Co...............................................      17,900         598,531
 *Total Entertainment Restaurant Corp..................      12,800          27,200
 *Tower Air, Inc.......................................      13,300           1,131
 *Tower Automotive, Inc................................      66,400         605,900
 *Towne Services, Inc..................................       5,200           1,625
 *Toymax International, Inc............................      11,100          20,119
 *Track Data Corp......................................      65,500          64,477

                                                               SHARES        VALUE+
                                                               ------        ------

 *Track 'n Trail, Inc..................................       4,900    $      2,404
 *Tractor Supply Co....................................      12,500          92,969
 *Traffix, Inc.........................................      22,200          46,134
 *Trailer Bridge, Inc..................................       9,800          17,916
 *Trammell Crow Co.....................................      45,300         540,769
 *Trans World Airlines, Inc............................      65,900         100,168
 *Trans World Entertainment Corp.......................      72,700         594,095
 *Transact Technologies, Inc...........................       8,900          49,506
 *Transaction Systems Architects, Inc..................      29,500         405,625
 *Transcrypt International, Inc........................       7,800           2,613
 *Transkaryotic Therapies, Inc.........................       7,000         265,344
 *Transmation, Inc.....................................       6,700           8,061
 *Transmedia Network, Inc..............................      20,400          61,200
 *Transmontaigne Oil Co................................      41,200         123,600
 *Transport Corp. of America...........................       3,500          16,898
 *Transport Industries, Inc............................       1,400           2,888
 *Transportation Components, Inc.......................      21,000          13,125
 Transpro, Inc.........................................       6,700          17,588
 Transtechnology Corp..................................       6,300          18,113
 *TransTexas Gas Corp. Class A.........................         236           2,891
 *Transworld Healthcare, Inc...........................      19,300          21,713
 *Travelocity.com, Inc.................................      29,100         347,381
 *Travis Boats & Motors, Inc...........................       3,300          10,313
 *TRC Companies, Inc...................................       8,800         161,150
 Tredegar Industries, Inc..............................       4,200          71,400
 *TREEV, Inc...........................................       9,000          30,938
 *Trega Biosciences, Inc...............................      25,400          32,544
 Tremont Corp..........................................       5,100         156,825
 *Trend-Lines, Inc. Class A............................       2,100              50
 *Trendwest Resorts, Inc...............................      24,400         569,588
 Trenwick Group, Ltd...................................      22,775         486,816
 *Trex Co., Inc........................................         400           8,750
 *Triad Guaranty, Inc..................................      17,000         491,938
 *Triad Hospitals, Inc.................................       1,000          29,969
 *Triangle Pharmaceuticals, Inc........................      57,100         309,589
 *Triarc Companies, Inc. Class A.......................      30,600         768,825
 Trico Bancshares......................................       4,950          75,488
 *Trico Marine Services, Inc...........................      54,700         748,706
 *Trident Microsystems, Inc............................      22,100         121,895
 *Trimble Navigation, Ltd..............................      21,400         459,431
 *Trimedyne, Inc.......................................       5,400           8,944
 *Trimeris, Inc........................................         300          20,456
 *TriPath Imaging, Inc.................................      43,152         348,587
 *Triple S Plastics, Inc...............................       3,800          93,456
 *Tripos, Inc..........................................       4,400         108,625
 *Tristar Corp.........................................       1,000           5,344
 *Triumph Group........................................      10,800         388,125
 *TriZetto Group, Inc..................................      35,000         614,688
 *TRM Copy Centers Corp................................       8,100          17,972
 *Tropical Sportswear International Corp...............       9,300         121,772
 *Troy Group, Inc......................................       7,900          36,291
 *Trump Hotels & Casino Resorts, Inc...................      31,000          81,375
 Trust Co. of New Jersey...............................      31,400         365,025
 Trustco Bank Corp.....................................      72,680         747,241
 *TSR, Inc.............................................       6,400          30,700
 Tucker Anthony Sutro Corp.............................      36,000         616,500
 *Tuesday Morning Corp.................................      44,100         221,878
 *Tufco Technologies, Inc..............................       4,500          37,406
 *Tumbleweed Communications Corp.......................      15,195         226,500
 *TurboChef Technologies, Inc..........................      20,500          57,656

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Tuscarora, Inc........................................      12,100    $    167,888
 *Tut Systems, Inc.....................................      14,100         100,242
 Twin Disc, Inc........................................       3,600          56,475
 *Twinlab Corp.........................................      39,700          67,614
 Tyco International, Ltd...............................       4,278         225,686
 *Tyler Technologies, Inc..............................      59,200         118,400
 U.S. Aggregates, Inc..................................       3,100          27,319
 U.S. Bancorp, Inc.....................................      23,200          97,150
 U.S. Freightways Corp.................................       5,800         151,163
 *U.S. Home & Garden, Inc..............................      23,700          24,811
 U.S. Industries, Inc..................................      32,500         217,344
 *U.S. Interactive, Inc................................      38,700          15,117
 *U.S. Physical Therapy, Inc...........................       3,000          56,813
 *U.S. Plastic Lumber Corp.............................      46,100          69,150
 *U.S. Vision, Inc.....................................       7,700          20,092
 *Ubics, Inc...........................................       8,400          13,913
 *Ucar International, Inc..............................      49,700         481,469
 UCBH Holdings, Inc....................................      10,300         386,572
 *UFP Technologies, Inc................................       3,800           7,066
 UGI Corp..............................................      36,300         805,406
 *Ugly Duckling Corp...................................      19,500          86,531
 *UICI.................................................      51,500         354,063
 UIL Holdings Corp.....................................      14,600         673,425
 *Ultimate Electronics, Inc............................      15,900         430,294
 *Ultimate Software Group, Inc.........................      22,500          78,750
 *Ultradata Systems, Inc...............................       2,000           3,000
 *Ultrak, Inc..........................................      18,700          65,450
 *Ultralife Batteries, Inc.............................      17,700         114,497
 *Ultratech Stepper, Inc...............................      33,800         592,556
 Umpqua Holdings Corp..................................       7,100          54,138
 *Unapix Entertainment, Inc............................       6,100             953
 Unico American Corp...................................       7,200          47,700
 *Unidigital, Inc......................................       6,100              92
 *Unifab International, Inc............................       9,500          77,188
 *Unifi, Inc...........................................      88,900         761,206
 Unifirst Corp.........................................      13,150         126,569
 *Unify Corp...........................................      25,700           8,031
 *Unigraphics Solutions, Inc...........................       1,500          23,625
 *Unimark Group, Inc...................................      10,100           3,945
 *Uni-Marts, Inc.......................................       6,500          11,375
 *Union Acceptance Corp. Class A.......................       5,200          29,575
 Union Community Bancorp...............................       2,300          27,384
 *Unique Mobility, Inc.................................      24,200         163,350
 *Uniroyal Technology Corp.............................      44,200         308,709
 Unisource Energy Corp.................................      50,580         742,894
 *Unit Corp............................................      57,100         724,456
 *United Auto Group, Inc...............................      27,800         211,975
 United Community Financial Corp.......................      40,900         272,241
 United Financial Corp.................................         400           6,425
 United Fire Casualty Co...............................       6,200         114,506
 United Guardian, Inc..................................       1,900           7,838
 United Industrial Corp................................      19,800         215,325
 United National Bancorp...............................      17,600         269,500
 *United Natural Foods, Inc............................      29,200         426,138
 *United Retail Group, Inc.............................      18,600          98,813
 *United Road Services, Inc............................         720             563
 *United Security Bancorporation.......................       1,600          17,700
 *United States Energy Corp............................      11,500          32,344
 United Wisconsin Services, Inc........................      18,500          83,250
 Unitil Corp...........................................       6,100         158,600
 *Unity Bancorp, Inc...................................       2,600           7,475

                                                               SHARES        VALUE+
                                                               ------        ------

 *Universal American Financial Corp....................       8,400    $     34,913
 Universal Corp........................................      37,500       1,185,938
 *Universal Electronics, Inc...........................      24,100         342,672
 Universal Forest Products, Inc........................      22,500         288,984
 *Universal Stainless & Alloy Products, Inc............       6,500          49,156
 *Uno Restaurant Corp..................................      17,700         147,131
 *Unova, Inc...........................................     103,500         414,000
 *Urban Outfitters, Inc................................      34,200         268,256
 *Urocor, Inc..........................................      14,400          90,900
 *Urologix, Inc........................................      16,700         163,869
 *Uromed Corp. New.....................................       4,720           2,803
 *URS Corp.............................................      21,200         294,150
 *Ursus Telecom Corp...................................       8,500           6,906
 *US LEC Corp..........................................      14,800          52,725
 *US Liquids, Inc......................................      25,300          83,806
 *US Oncology, Inc.....................................     103,582         495,251
 *US Unwired, Inc......................................      10,000          71,250
 *US Xpress Enterprises, Inc. Class A..................      20,523         138,530
 *USA Detergents, Inc..................................      19,400          53,956
 *USA Truck, Inc.......................................      10,200          61,519
 *USABancShares.com, Inc...............................       5,300           8,778
 *USANA, Inc...........................................      14,000          27,563
 USB Holding Co., Inc..................................      14,805         169,332
 *USData Corp..........................................      17,100           9,084
 Usec, Inc.............................................      72,400         330,325
 USG Corp..............................................      33,900         620,794
 *Utah Medical, Inc....................................       6,300          38,194
 *UTI Energy Corp......................................      42,800         957,650
 *V.I. Technologies, Inc...............................      18,500          80,938
 *Vail Resorts, Inc....................................      20,800         473,200
 *Valence Technology, Inc..............................      39,500         398,703
 *Valentis, Inc........................................      43,566         334,914
 *Valley National Gases, Inc...........................       4,200          16,275
 Valmont Industries, Inc...............................      31,600         585,588
 *Value City Department Stores, Inc....................      49,000         330,750
 Value Line, Inc.......................................      10,900         397,850
 *Valuevision International, Inc. Class A..............      13,400         207,700
 *Vans, Inc............................................      19,200         289,800
 *Varco International, Inc.............................      43,456         687,148
 *Vari L Co., Inc......................................       7,500          24,375
 *Variflex, Inc........................................       5,100          26,775
 *Vari-Lite International, Inc.........................       4,800           5,250
 *Vaxgen, Inc..........................................      11,000         232,031
 *VDI Media............................................      12,200          41,938
 Vector Group, Ltd.....................................      29,762         459,451
 Vectren Corp..........................................      27,066         620,826
 *Ventana Medical Systems, Inc.........................      22,400         647,500
 *Ventro Corp..........................................         900           1,758
 *Venture Catalyst, Inc................................       8,000          11,375
 Venturian Corp........................................         330             825
 *Veramark Technologies, Inc...........................      10,400          11,213
 *Verdant Brands, Inc..................................       4,517             994
 *Verilink Corp........................................      22,000          55,688
 *Veritas DGC, Inc.....................................      24,300         596,869
 *Verity, Inc..........................................      25,200         370,913
 *Vermont Pure Holdings, Ltd...........................      12,300          34,594
 *Versant Object Technology Corp.......................       6,500          23,156
 *Versar, Inc..........................................       3,000           5,063
 *Verso Technologies, Inc..............................       5,546          13,692
 *Vertel Corp..........................................      41,800         121,481

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Vertex Interactive, Inc..............................      20,300    $    225,203
 *Verticalbuyer Inc....................................         920               0
 Vesta Insurance Group, Inc............................      26,000         130,000
 *Vestcom International, Inc...........................      11,700          24,131
 *viaLink Co...........................................      19,200          39,300
 *Viant Corp...........................................      15,600          68,738
 *Viasat, Inc..........................................      27,000         329,063
 *Viatel, Inc..........................................      39,500         220,953
 *VIB Corp.............................................         103             647
 *Vical, Inc...........................................      31,700         464,603
 *Vicon Industries, Inc................................       6,400          12,400
 *Vicorp Restaurants, Inc..............................       8,700         156,056
 *Vidamed, Inc.........................................      10,800          27,000
 *Video Display Corp...................................       3,000          24,469
 *Video Services Corp..................................       2,000           8,000
 *Videonics, Inc.......................................       3,600           2,025
 *Viisage Technology, Inc..............................      15,900          20,869
 Vintage Petroleum, Inc................................      14,700         282,056
 *Vion Pharmaceuticals, Inc............................      23,500         175,883
 *Virbac Corp..........................................      25,400          84,931
 Virco Manufacturing Corp..............................      14,330         154,048
 *Virginia Gas Co......................................       5,500          20,883
 *ViroPharma, Inc......................................      22,800         352,688
 *Virtualfund.Com, Inc.................................      22,400          14,700
 *Vision Sciences, Inc.................................       5,100           4,303
 *VISTA Information Solutions, Inc.....................      25,100          23,531
 *Vista Medical Technologies, Inc......................      30,000          26,250
 *Visual Data Corp.....................................      13,600          27,413
 *Visual Networks, Inc.................................      27,900          64,955
 Vital Signs, Inc......................................      19,500         649,594
 *Vitalcom, Inc........................................       6,000          12,656
 *Vitech America, Inc..................................      26,150          80,084
 *Vivus, Inc...........................................      50,200         105,106
 *Vlasic Foods International, Inc......................      50,100          53,231
 *Vodavi Technology, Inc...............................       4,300           5,980
 *Volt Information Sciences, Inc.......................      22,800         421,800
 *V-ONE Corp...........................................      19,400          23,341
 *Voxware, Inc.........................................      20,000          24,063
 VRB Bancorp...........................................       7,600          45,600
 *VTEL Corp............................................      38,600          54,884
 Vulcan International Corp.............................         700          23,756
 *Vysis, Inc...........................................      15,200          98,325
 *W.P. Carey & Co. LLC.................................       2,100          34,913
 Wabash National Corp..................................      36,800         278,300
 Wabtec Corp...........................................       9,900          89,100
 *Wackenhut Corp. Class A..............................       5,000          62,813
 *Wackenhut Corp. Class B Non-Voting...................      11,950          96,347
 *Wackenhut Corrections Corp...........................      30,100         199,413
 *Walker Interactive Systems, Inc......................      21,900          45,169
 *Wall Street Deli, Inc................................       1,500             984
 Wallace Computer Services, Inc........................      60,500         941,531
 Walter Industries, Inc................................      69,600         426,300
 Warnaco Group, Inc....................................      78,100         185,488
 Warren Bancorp, Inc...................................       9,500          68,875
 Warwick Community Bancorp, Inc........................       5,300          72,709
 Washington Banking Co.................................       3,700          29,138
 *Washington Group Intl., Inc..........................      73,300         609,306
 *Washington Homes, Inc................................       7,900          77,025
 Washington Savings Bank FSB...........................       1,600           5,800
 Washington Trust Bancorp, Inc.........................      10,700         145,119
 *Waste Connections, Inc...............................      46,600       1,162,088

                                                               SHARES        VALUE+
                                                               ------        ------

 *Waste Industries, Inc................................      17,100    $     96,188
 *Waterlink, Inc.......................................      24,300          13,669
 Waters Instruments, Inc...............................         200             875
 Watsco, Inc. Class A..................................      49,100         530,280
 Watsco, Inc. Class B..................................       1,350          14,555
 Watts Industries, Inc. Class A........................      23,900         240,494
 Wausau-Mosinee Paper Corp.............................      85,600         743,650
 *Waypoint Financial Corp..............................      45,982         421,023
 WD-40 Co..............................................      21,600         436,050
 *Webb (Del) Corp......................................      25,700         623,225
 *Webb Interactive Services, Inc.......................       8,800          17,738
 *Webco Industries, Inc................................       6,000           9,000
 *Webhire, Inc.........................................      25,400          25,003
 *WebLink Wireless, Inc................................      54,300         164,597
 Weider Nutrition International, Inc...................      12,600          33,075
 *Weirton Steel Corp...................................      55,000          82,500
 Wellco Enterprises, Inc...............................       1,000          10,000
 Wellman, Inc..........................................      47,600         618,800
 *Wells-Gardner Electronics Corp.......................       6,200          14,725
 Werner Enterprises, Inc...............................      59,200         834,350
 Wesbanco, Inc.........................................      25,750         573,742
 West Coast Bancorp....................................      23,709         206,713
 *West Marine, Inc.....................................      23,500         151,281
 West Pharmaceutical Services, Inc.....................      20,900         475,475
 Westaff, Inc..........................................      17,400          35,344
 Westbank Corp.........................................       4,300          31,578
 *Westcoast Hospitality Corp...........................      15,000          76,875
 Westcorp, Inc.........................................      36,840         531,878
 *Westell Technologies, Inc............................      68,260         275,173
 Westerfed Financial Corp..............................       5,300         113,122
 *Western Digital Corp.................................     115,600         375,700
 Western Gas Resources, Inc............................      35,400         860,663
 Western Ohio Financial Corp...........................         900          14,794
 *Western Power & Equipment Corp.......................       2,600           3,697
 *Weston (Roy F.), Inc. Class A........................      11,300          48,025
 Westpoint Stevens, Inc................................      41,600         265,200
 *Wet Seal, Inc. Class A...............................      14,200         335,919
 *WFS Financial, Inc...................................      33,600         604,800
 *White Electronics Designs Corp.......................      25,500         186,469
 *Whitehall Jewellers, Inc.............................      25,650         174,741
 *Whitman Education Group, Inc.........................      13,100          19,650
 *WHX Corp.............................................      19,500          30,469
 *Wickes Lumber Co.....................................      10,600          38,756
 *Wild Oats Markets, Inc...............................      37,850         163,820
 *William Lyon Homes...................................      29,100         210,975
 *Williams Clayton Energy, Inc.........................      15,300         338,513
 *Williams Controls, Inc...............................      14,700           9,188
 *Williams Industries, Inc.............................       1,200           3,056
 *Willis Lease Finance Corp............................       7,900          67,891
 *Wilshire Financial Sevices Group, Inc................         137             152
 *Wilshire Oil Co. of Texas............................       7,107          23,542
 *Wilsons The Leather Experts, Inc.....................      25,100         415,719
 *Wink Communications, Inc.............................      23,300         234,456
 Winnebago Industries, Inc.............................      31,900         386,788
 *Wire One Technologies, Inc...........................      15,150          61,073
 *Wireless Telecom Group, Inc..........................      24,100          63,263
 *Wireless Xcessories Group............................       6,600           3,403
 *Wisconsin Central Transportation Corp................      50,300         705,772
 *Wiser Oil Co.........................................      12,500          53,125
 *WJ Communications, Inc...............................       7,400          96,894

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *WLR Foods, Inc.......................................      19,192    $    268,088
 *WMS Industries, Inc..................................      47,100         827,194
 Wolohan Lumber Co.....................................       6,400          75,800
 *Wolverine Tube, Inc..................................      15,900         206,700
 Wolverine World Wide, Inc.............................      59,900         722,544
 Woodhead Industries, Inc..............................      17,100         375,666
 Woodward Governor Co..................................      16,900         639,559
 *Workflow Management, Inc.............................      20,600         131,325
 *Workgroup Technology Corp............................       8,000           3,375
 *World Acceptance Corp................................      24,700         124,272
 *World Access, Inc....................................      55,572         171,058
 World Fuel Services Corp..............................      13,300          83,956
 *WorldGate Communications, Inc........................      22,500         159,609
 *Worldpages.com, Inc..................................      50,300         116,319
 *Worldwide Xceed Group, Inc...........................      34,500          18,867
 WPS Resources Corp....................................      19,000         603,250
 *WR Grace & Co........................................     137,700         318,431
 *WSI Industries, Inc..................................       2,000           5,625
 *Wyndham International, Inc...........................       9,000          13,500
 *Xeta Corp............................................      12,600         105,919
 *Xetel Corp...........................................      14,300          49,603
 *Xicor, Inc...........................................      29,600         125,338
 *Xircom, Inc..........................................      23,900         344,309
 X-Rite, Inc...........................................      27,900         165,656
 *Xtra Corp............................................      15,600         718,575
 *Xybernaut Corp.......................................      23,900          59,377
 Yardville National Bancorp............................       8,700         102,225
 *Yellow Corp..........................................      35,300         637,606
 Yonkers Financial Corp................................         400           5,675
 York Group, Inc.......................................       9,200          17,681
 *Young Broadcasting, Inc. Class A.....................      23,400         637,650
 *Youthstream Media Networks, Inc......................      35,700          45,741
 *Zamba Corporation....................................      47,400         129,609
 *Zany Brainy, Inc.....................................      11,960          17,940
 *Zap.com Corp.........................................         334             164
 *Zapata Corp..........................................      33,400          75,150
 *Zaring National Corp.................................       1,900             475
 Zenith National Insurance Corp........................      22,100         546,975
 *Zevex International, Inc.............................       4,800          21,000
 *Zila, Inc............................................      30,257          80,843
 *ZixIt Corp...........................................      25,800         292,669
 *Zoll Medical Corp....................................      13,200         480,150
 *Zoltek Companies, Inc................................      25,000          95,313
 *Zomax, Inc...........................................      25,400         121,047
 *Zonagen, Inc.........................................      11,400          28,856

                                                               SHARES        VALUE+
                                                               ------        ------

 *Zoran Corp...........................................      11,800    $    308,644
 *Zygo Corp............................................      15,100         422,800
 *Zymetx, Inc..........................................       8,600          14,378
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $864,894,812)..................................                 758,199,651
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Elan Corp. P.L.C. Contingent Payment Rights..........      47,000          32,312
 *Intercontinental Telecom Corp. Warrants 04/30/02.....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Nutramax Products Rights 12/18/00....................       3,300               0
 *Tokheim Corp. Series C Warrants 10/20/06.............       4,000               0
 *TransTexas Gas Corp. Warrants 06/30/02...............         492               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $29,240).......................................                      32,312
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $8,116,658) to be
   repurchased at $7,996,330.
   (Cost $7,995,000)...................................    $  7,995       7,995,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $872,919,052)++....                $766,226,963
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $875,344,141.

                See accompanying Notes to Financial Statements.

                       THE U.S. 9-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.5%)
 *@plan, Inc...........................................      16,000    $      117,000
 *@track Communications, Inc...........................     222,700           215,741
 *1-800 CONTACTS, Inc..................................      51,100         1,395,669
 21st Century Holding Co...............................         700             2,209
 *24/7 Media, Inc......................................      47,000            57,281
 *3-D Systems Corp.....................................     104,510         1,469,672
 *3Dfx Interactive, Inc................................     147,247           400,328
 *3DO Co...............................................     252,100           484,505
 *A Consulting Team, Inc...............................      14,700            38,128
 *A.C. Moore Arts & Crafts, Inc........................      49,700           333,922
 *aaiPharma, Inc.......................................      72,800           657,475
 *Aames Financial Corp.................................         580               544
 *AAON, Inc............................................      64,500         1,402,875
 *Aastrom Biosciences, Inc.............................      95,900           128,866
 *Abaxis, Inc..........................................     142,700           847,281
 ABC Bancorp...........................................      71,370           633,409
 *ABC Rail Products Corp...............................     200,600         1,460,619
 Abington Bancorp, Inc.................................      37,300           353,184
 *Abiomed, Inc.........................................      69,000         1,606,406
 *Able Telcom Holding Corp.............................     128,500           453,766
 *Ablest, Inc..........................................      13,500            75,937
 Abrams Industries, Inc................................      17,100            64,125
 *Abraxas Petroleum Corp...............................      50,000           140,625
 *Acacia Research Corp.................................      61,000         1,189,500
 *Acceptance Insurance Companies, Inc..................     125,500           596,125
 *Access Worldwide Communications, Inc.................      74,000            64,750
 *Acclaim Entertainment, Inc...........................     145,900           129,942
 *Accrue Software, Inc.................................     120,000           266,250
 *Ace Cash Express, Inc................................     109,375         1,254,395
 *Ace Comm Corp........................................     113,500           338,727
 Aceto Corp............................................      57,500           542,656
 *Acme Communications, Inc.............................     120,000         1,042,500
 *Acme United Corp.....................................      32,407            99,246
 *Acorn Products, Inc..................................      14,600             9,353
 *Action Performance Companies, Inc....................      87,700           268,581
 *Actionpoint, Inc.....................................      46,600           147,081
 *Active Voice Corp....................................     104,400         2,032,537
 *Activision, Inc......................................     117,500         1,252,109
 *Actrade Financial Technologies, Ltd..................      76,500         1,544,344
 *Actuant Corp.........................................      11,400            41,325
 *Adac Laboratories....................................      10,266           188,317
 *adam.com, Inc........................................      62,500           136,719
 Adams Resources & Energy, Inc.........................      74,150           936,144
 *ADE Corp.............................................      82,700         1,434,328
 *Adept Technology, Inc................................      49,100           750,309
 *Advance Lighting Technologies, Inc...................      81,200           601,387
 *Advanced Aerodynamics & Structures, Inc..............       8,300             8,430
 *Advanced Digital Information Corp....................      57,400           848,444
 *Advanced Magnetics, Inc..............................      64,200           152,475
 Advanced Marketing Services, Inc......................      88,050         1,568,391
 *Advanced Neuromodulation Systems, Inc................     102,228         2,399,163
 *Advanced Nutraceuticals, Inc.........................       1,900               831
 *Advanced Photonix, Inc. Class A......................     106,100            92,837

                                                            SHARES             VALUE+
                                                            ------             ------

 *Advanced Polymer Systems, Inc........................     208,700    $      508,706
 *Advanced Radio Telecom Corp..........................      12,600            25,791
 *Advanced Technical Products, Inc.....................       4,900            35,219
 *Advanced Tissue Sciences, Inc........................     124,400           485,937
 *Advantage Marketing Systems, Inc.....................       1,400             3,937
 Advest Group, Inc.....................................      79,300         2,602,031
 *Aehr Test Systems....................................      60,400           302,000
 *AEP Industries, Inc..................................      63,750         2,635,664
 *Aerosonic Corp.......................................      37,300           373,000
 *Aerovox, Inc.........................................      51,900           134,616
 *Aetrium, Inc.........................................     101,600           446,087
 *Affinity Technology Group, Inc.......................       2,100               886
 *Aftermarket Technology Corp..........................     138,100           440,194
 *AG Services America, Inc.............................      54,200           677,500
 *Ag-Chem Equipment Co., Inc...........................      66,700         1,542,437
 *Agritope, Inc........................................      16,500            79,922
 *AHL Services, Inc....................................     158,200         1,928,062
 *AHT Corp.............................................     105,900               106
 *Air Methods Corp.....................................      80,700           293,798
 *Airnet Systems, Inc..................................     103,100           380,181
 *Akorn, Inc...........................................     190,200           897,506
 *Aksys, Ltd...........................................     109,300         1,584,850
 Alabama National Bancorporation.......................      32,300           698,487
 Alamo Group, Inc......................................      66,200           877,150
 *Alaris Medical, Inc..................................      82,600            30,975
 *Alaska Communications Systems Group, Inc.............     199,700         1,285,569
 *Alcide Corp..........................................      18,000           443,250
 *Aldila, Inc..........................................      99,700           182,264
 Alico, Inc............................................      61,400         1,028,450
 *All American Semiconductor, Inc......................      48,740           411,244
 *Allcity Insurance Co.................................         200             1,487
 Allegiant Bancorp, Inc................................       2,000            17,437
 Allen Organ Co. Class B...............................       4,700           262,025
 Alliance Bancorp......................................      89,020         1,613,487
 Alliance Bancorp of New England, Inc..................         399             2,943
 *Alliance Gaming Corp.................................      90,568           551,899
 *Alliance Pharmaceuticals Corp........................     176,500         1,503,008
 *Allied Healthcare Products, Inc......................      67,900           204,761
 *Allied Holdings, Inc.................................      77,300           386,500
 *Allied Research Corp.................................      42,040           367,850
 *Allied Riser Communications..........................     333,400           552,194
 *Allin Communications Corp............................      54,800            94,187
 *Allou Health & Beauty Care, Inc. Class A.............      57,700           209,162
 *Alltrista Corp.......................................      65,100           695,756
 *Almost Family, Inc...................................      11,500            38,812
 *Alpha Technologies Group, Inc........................     115,600           888,675
 *Alphanet Solutions, Inc..............................      59,500           135,734
 *Alpine Group, Inc....................................     147,500           571,562
 *Alteon, Inc..........................................     125,300           689,150
 *Alterra Healthcare Corp..............................     193,000           398,062
 *AltiGen Communications, Inc..........................       1,900             2,791
 *Altris Software, Inc.................................      21,173            25,474
 *Alyn Corp............................................       2,000                 6
 Ambanc Holding Co., Inc...............................      49,400           787,312
 *Ambassadors, Inc.....................................      87,800         1,473,394

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *AMBI, Inc............................................      71,100    $       66,656
 *AMC Entertainment, Inc...............................     161,500           343,187
 Amcast Industrial Corp................................      89,300         1,099,506
 Amcol International Corp..............................      19,000           121,125
 *Amedisys, Inc........................................      13,700            50,519
 *America Services Group, Inc..........................      29,000           666,094
 *American Aircarriers Support, Inc....................      88,900            50,006
 American Bancorporation Ohio..........................      50,800           514,350
 American Bank of Connecticut..........................      27,000           521,437
 American Biltrite, Inc................................      57,850           846,056
 American Business Financial Services, Inc.............      20,100           124,683
 *American Claims Evaluation, Inc......................       3,100             6,975
 *American Classic Voyages Co..........................      12,800           167,200
 *American Coin Merchandising, Inc.....................      44,300           113,519
 *American Dental Partners, Inc........................      60,200           487,244
 *American Ecology Corp................................     111,500           283,977
 American Educational Products, Inc....................       2,760            25,702
 *American Healthcorp, Inc.............................      81,900           657,759
 *American Home Mortgage Holdings, Inc.................      68,000           293,250
 *American Homestar Corp...............................     133,718            52,234
 *American Indemnity Financial Escrow..................      16,700            16,700
 *American Locker Group, Inc...........................      35,200           222,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....     102,100                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................     102,100                 0
 *American Medical Security Group, Inc.................     104,200           566,587
 *American Medical Technologies, Inc...................       2,000             2,031
 *American Pacific Corp................................      73,500           356,016
 *American Physicians Services Group, Inc..............      46,800            76,781
 *American Retirement Corp.............................     150,600           579,810
 *American Science & Engineering, Inc..................      75,500           396,375
 *American Shared Hospital Services....................      23,800            47,600
 *American Skiing Co...................................      97,850           232,394
 *American Software, Inc. Class A......................     307,100           599,805
 American States Water Company.........................      13,600           458,150
 *American Superconductor Corp.........................      25,800           607,912
 *American Technical Ceramics Corp.....................      67,100           637,450
 *American Wagering, Inc...............................      58,600            27,469
 American Woodmark Corp................................      80,060         1,190,892
 Americana Bancorp, Inc................................      20,350           230,845
 *Amerihost Properties, Inc............................      63,600           186,825
 *Ameripath, Inc.......................................     189,100         3,143,787
 *Ameristar Casinos, Inc...............................     138,350           786,866
 Ameron, Inc...........................................      31,300         1,072,025
 *Ames Department Stores, Inc..........................     107,700           217,083
 *Amistar Corp.........................................      28,300            72,519
 *AML Communications, Inc..............................      67,500           122,344
 Ampco-Pittsburgh Corp.................................      83,800           911,325
 *Ampex Corp. Class A..................................     332,100           207,562
 Amplicon, Inc.........................................      74,400           785,850
 *Amrep Corp...........................................      68,710           317,784
 *Amresco, Inc.........................................      23,200            47,850
 *Amsurg Corp. Class A.................................       6,331           104,066
 *Amsurg Corp. Class B.................................      41,100           586,959
 *Amtran, Inc..........................................     169,900         2,479,478
 Amwest Insurance Group, Inc...........................      56,688           138,177

                                                            SHARES             VALUE+
                                                            ------             ------

 *Anacomp, Inc.........................................      15,200    $        2,204
 Analysts International Corp...........................     167,992           842,585
 *Analytical Surveys, Inc..............................      76,000            39,187
 *Andersen Group, Inc..................................      15,000           114,844
 Andersons, Inc........................................      51,500           452,234
 Andover Bancorp, Inc..................................      57,700         1,714,772
 *Andrea Electronics Corp..............................     165,800           545,482
 *Angeion Corp.........................................      25,880            13,344
 Angelica Corp.........................................      85,700           814,150
 *Anicom, Inc..........................................     203,000           164,937
 *Anika Therapeutics, Inc..............................      64,800            73,912
 *Ansoft Corp..........................................     127,200         1,001,700
 *Ansys, Inc...........................................     174,600         1,773,281
 *Anthony and Sylvan Pools Corp........................      39,213           323,515
 *Antigenics, Inc......................................      25,639           308,469
 *APA Optics, Inc......................................       1,400             8,094
 *APAC Teleservices, Inc...............................       1,100             3,420
 *Aphton Corp..........................................      48,400         1,098,075
 Apogee Enterprises, Inc...............................     264,100         1,250,348
 *Applica, Inc.........................................      27,800           121,625
 *Applied Digital Solutions, Inc.......................      85,700           137,923
 *Applied Extrusion Technologies, Inc..................     129,400           319,456
 *Applied Films Corp...................................      38,100           952,500
 *Applied Graphics Technologies, Inc...................     187,200           485,550
 *Applied Imaging Corp.................................      41,100           143,850
 *Applied Innovation, Inc..............................     146,400         1,418,250
 *Applied Microsystems Corp............................      84,300           281,878
 *Applied Science & Technology, Inc....................       5,700            65,194
 Applied Signal Technologies, Inc......................      92,800           510,400
 *Applix, Inc..........................................     128,800           362,250
 *Apropos Technology, Inc..............................       2,600            14,381
 *Aptimus, Inc.........................................       2,100             3,183
 *Aradigm Corp.........................................     113,700         1,737,478
 *Arch Capital Group Ltd...............................      61,200           912,262
 *Arch Wireless, Inc...................................      16,766            18,600
 *Argosy Education Group, Inc. Class A.................       1,000             5,937
 *Arguss Holdings, Inc.................................      42,600           524,512
 *ARI Network Services, Inc............................      62,900           123,834
 *Ariad Pharmaceuticals, Inc...........................     189,600         1,404,225
 *Ariel Corp...........................................     136,800           149,625
 *ARIS Corp............................................      81,900           143,325
 *Ark Restaurants Corp.................................      21,400           145,787
 *Arkansas Best Corp...................................     159,000         2,340,281
 *Armor Holdings, Inc..................................      58,500           925,031
 Armstrong Holdings, Inc...............................      88,000            82,500
 *Aronex Pharmaceuticals, Inc..........................     258,300         1,299,572
 *Arqule, Inc..........................................     126,500         3,016,234
 *Arrhythmia Research Technology, Inc..................      16,475            28,831
 Arrow Financial Corp..................................      65,225         1,086,404
 *Artificial Life, Inc.................................       3,100            23,637
 *Artisan Components, Inc..............................     229,100         1,546,425
 *Artisoft, Inc........................................     175,300           769,677
 *Arts Way Manufacturing Co., Inc......................         100               322
 *Asante Technologies, Inc.............................      45,600            40,612
 ASB Financial Corp....................................       4,500            43,453
 *Ascent Assurance, Inc................................         623               973
 *Ashton Technology Group, Inc.........................       2,000             2,031
 *Ashworth, Inc........................................     153,900         1,082,109
 *ASI Solutions, Inc...................................      43,300           571,019
 *Aspect Medical Systems, Inc..........................      35,000           301,875
 *Aspeon, Inc..........................................     114,200           171,300

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Associated Materials, Inc.............................      10,400    $      153,400
 Astea International, Inc..............................     106,100            71,286
 *Astec Industries, Inc................................         500             5,484
 Astro-Med, Inc........................................      58,175           250,880
 *Astronics Corp.......................................      36,681           410,369
 *Astronics Corp.......................................       3,668            41,036
 *AstroPower, Inc......................................      42,300         1,228,022
 *ASV, Inc.............................................      78,450           784,500
 *Atchison Casting Corp................................      51,600           129,000
 *ATG, Inc.............................................      42,700            50,039
 *Athey Products Corp..................................      31,085             8,257
 *Atlanta Sosnoff Capital Corp.........................      45,400           471,025
 *Atlantic American Corp...............................     157,725           303,128
 *Atlantic Data Services, Inc..........................     135,700           377,416
 *Atlantic Premium Brands, Ltd.........................      27,000            32,062
 *Atlantis Plastics, Inc...............................      38,000           144,875
 *Atrion Corp..........................................      16,400           198,850
 *Atrix Labs, Inc......................................     126,606         2,152,302
 *ATS Medical, Inc.....................................     154,900         1,979,816
 *Audible, Inc.........................................       1,900             1,039
 *Audiovox Corp. Class A...............................      15,600           148,200
 *August Technology Corp...............................     120,000         1,372,500
 *Ault, Inc............................................      45,000           284,062
 *Aurora Foods, Inc....................................      10,900            26,569
 *Auspex Systems, Inc..................................     174,700         1,072,767
 *Autobond Acceptance Corp.............................      13,400             2,010
 *autobytel.com, Inc...................................     178,000           442,219
 *Autoimmune, Inc......................................      25,700            46,180
 *Autologic Information International, Inc.............      29,300            69,130
 *Autote Corp. Class A.................................     367,500         1,212,750
 *Autoweb.com, Inc.....................................       3,700             1,908
 *Avalon Holding Corp. Class A.........................      15,475            40,622
 *Avant Immunotherapeutics, Inc........................      42,010           334,767
 *Avatar Holdings, Inc.................................      47,000           963,500
 Avert, Inc............................................      49,800           678,525
 *Avi Biopharma, Inc...................................     102,600           615,600
 *Aviall, Inc..........................................     169,800           859,612
 *Aviation Sales Co....................................      94,800           284,400
 *Avigen, Inc..........................................      55,900         1,928,550
 *AVT Corporation......................................      80,100           403,003
 *Avteam, Inc. Class A.................................      90,900            39,769
 *AXS-One, Inc.........................................      78,600            68,775
 *Axsys Technologies, Inc..............................      45,100         1,110,587
 *Axys Pharmaceuticals, Inc............................     313,815         1,265,067
 AZZ, Inc..............................................      65,426         1,104,064
 Badger Meter, Inc.....................................      64,600         1,526,175
 *Badger Paper Mills, Inc..............................         200               550
 Bairnco Corp..........................................     105,400           816,850
 Baker (J.), Inc.......................................     133,900           564,891
 *Baker (Michael) Corp.................................      72,214           577,712
 *Baker (Michael) Corp. Class B........................      15,400           123,200
 Balchem Corp..........................................      24,100           298,237
 *Baldwin Piano & Organ Co.............................      37,900           145,678
 *Baldwin Technology, Inc. Class A.....................     136,100           170,125
 *Ballantyne Omaha, Inc................................     145,635           100,124
 *Baltek Corp..........................................      21,562           159,020
 Bancfirst Ohio Corp...................................      79,170         1,192,498
 *Bancinsurance Corp...................................      39,480           177,660
 Bancorp Connecticut, Inc..............................      29,980           387,866
 Bangor Hydro-Electric Co..............................      73,600         1,844,600

                                                            SHARES             VALUE+
                                                            ------             ------

 Bank of The Ozarks....................................       5,200    $       55,412
 *Bank Plus Corp.......................................     186,000           607,406
 *Bank United Financial Corp. Class A..................     179,800         1,224,887
 Bank West Financial Corp..............................       3,400            24,437
 BankAtlantic Bancorp, Inc. Class A....................       1,935             7,135
 BankFirst Corp........................................      39,700           591,778
 *Bankrate, Inc........................................      50,700            41,986
 Banner Corp...........................................     124,190         1,641,637
 *barnesandnoble.com, inc..............................      72,392           182,112
 Barnwell Industries, Inc..............................      11,800           204,287
 *Barrett Business Services, Inc.......................      64,800           271,350
 *Barringer Technologies, Inc..........................      78,600           702,487
 *Barry (R.G.) Corp....................................     178,235           412,168
 *Base Ten Systems, Inc................................      12,020             2,066
 *Basin Exploration, Inc...............................      22,900           454,422
 Bassett Furniture Industries, Inc.....................      82,200           947,869
 Bay State Bancorp, Inc................................         200             5,375
 Bay View Capital Corp.................................      65,800           514,062
 *Baycorp Holdings, Ltd................................      80,300           632,362
 *Bayou Steel Corp. Class A............................     101,000            94,687
 *BCT International, Inc...............................      23,700            35,550
 *Be Aerospace, Inc....................................      58,100           807,953
 *Beazer Homes USA, Inc................................      81,200         2,542,575
 *Bebe Stores, Inc.....................................       4,800            96,450
 *BEI Electronics, Inc.................................      42,800            76,237
 BEI Technologies, Inc.................................     142,200         1,697,512
 *Bel Fuse, Inc. Class A...............................      43,250         1,462,391
 Bel Fuse, Inc. Class B................................      94,750         3,138,594
 *Belco Oil & Gas Corp.................................      35,300           302,256
 Bell Industries, Inc..................................      87,000           217,500
 *Bell Microproducts, Inc..............................     130,050         2,434,373
 *Bellwether Exploration Co............................     164,100         1,035,881
 *Benihana, Inc........................................      11,500           129,375
 *Benihana, Inc. Class A...............................       1,400            13,081
 *Bentley Pharmaceuticals, Inc.........................     120,250           841,750
 *Benton Oil & Gas Co..................................     518,300           809,844
 *Berlitz International, Inc...........................      70,300           536,037
 *Bethlehem Corp.......................................         200               125
 *Beyond.com Corp......................................      77,400            20,559
 BHA Group Holdings, Inc. Class A......................      84,954         1,345,990
 *Big 4 Ranch, Inc.....................................      35,000                 0
 *Big City Radio, Inc..................................      34,250            79,203
 Big Dog Holdings, Inc.................................       2,100             9,056
 *Billing Information Concepts Corp....................     704,200         1,903,541
 *Bio Vascular, Inc....................................      94,100           376,400
 *Bioanalytical Systems, Inc...........................       8,700            20,662
 *Biocryst Pharmaceuticals, Inc........................      10,300            85,941
 *Bio-Logic Systems Corp...............................      43,700           166,606
 *Biomerica, Inc.......................................      26,100            20,391
 *Bionova Holdings Corp................................      24,300            25,819
 *Bionx Implants, Inc..................................     100,100           218,969
 *Bio-Plexus, Inc......................................      13,200            16,912
 *BioReliance Corp.....................................      35,700           430,631
 *Biosite Diagnostics, Inc.............................      73,400         2,741,031
 *Biosource International, Inc.........................      83,500         1,210,750
 *Biospecifics Technologies Corp.......................      39,500            79,617
 *Biospherics, Inc.....................................     107,700           528,403
 *BioTransplant, Inc...................................     137,000         1,250,125
 *Birmingham Steel Corp................................     412,000           515,000
 *Bitstream, Inc.......................................      85,100           167,541
 *Bitwise Designs, Inc.................................      67,100           333,403

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Black Hawk Gaming & Development, Inc.................      18,500    $      128,055
 Blair Corp............................................      76,100         1,617,125
 *BLC Financial Services, Inc..........................       5,000            17,187
 Blimpie International.................................      55,300            72,581
 *Blonder Tongue Laboratories, Inc.....................      79,200           306,900
 *Blue Rhino Corp......................................      99,200           337,900
 *Blue Wave Systems, Inc...............................     112,200           438,281
 *Bluegreen Corp.......................................     232,529           494,124
 BMC Industries, Inc...................................     264,000         1,320,000
 *Bogen Communications International, Inc..............      59,100           282,572
 *Bolder Technologies Corp.............................     155,400           534,187
 *Bolt Technology Corp.................................      46,800           175,500
 *Bombay Co., Inc......................................     307,300           749,044
 *Bone Care International, Inc.........................      40,500           945,422
 *Bontex, Inc..........................................       2,200             3,919
 *Bon-Ton Stores, Inc..................................     107,400           315,487
 *Books-a-Million, Inc.................................     188,200           496,966
 *Boron, Lepore and Associates, Inc....................     134,800         1,297,450
 Boston Acoustics, Inc.................................      57,450           842,002
 *Boston Beer Company, Inc. Class A....................     153,200         1,235,175
 *Boston Biomedical, Inc...............................      39,300            93,337
 *Boston Communications Group, Inc.....................     143,000         2,944,906
 Boston Private Financial Holdings, Inc................      60,000         1,008,750
 Bostonfed Bancorp, Inc................................      42,200           791,250
 *Boundless Corp.......................................      24,550            61,375
 Bowl America, Inc. Class A............................      58,968           508,599
 *Boyd Brothers Transportation, Inc....................      13,000            45,500
 *Bradlees, Inc........................................      37,000            36,422
 *Bradley Pharmaceuticals, Inc. Class A................      14,300            18,769
 *Brass Eagle, Inc.....................................      73,700           373,106
 *Breed Technologies, Inc..............................       5,600               210
 Brenton Banks, Inc....................................      39,480           514,474
 Bridgford Foods Corp..................................      94,567         1,193,908
 *Brigham Exploration Co...............................      26,900            97,512
 *BrightStar Information Technology Group, Inc.........      83,800            70,706
 *Brilliant Digital Entertainment, Inc.................     246,200           384,687
 *Brio Technology, Inc.................................       9,500            39,336
 *Britesmile, Inc......................................     175,500           806,203
 *Broadview Media, Inc.................................      15,800            26,169
 *Brooks Automation, Inc...............................      38,000           860,937
 *Brookstone, Inc......................................      90,400         1,144,125
 *Brooktrout Technology, Inc...........................      89,750           933,961
 *Brown & Sharpe Manufacturing Co. Class A.............     124,200           605,475
 Brown Shoe Company, Inc...............................     145,200         1,551,825
 Bryn Mawr Bank Corp...................................       2,800            58,362
 BSB Bancorp, Inc......................................     137,706         1,897,761
 *BTG, Inc.............................................      81,900           537,469
 *BTU International, Inc...............................      73,500           617,859
 *Buckhead America Corp................................       3,500            14,875
 *Budget Group, Inc....................................     262,000           442,125
 *Building Materials Holding Corp......................     136,700         1,091,464
 *Bull Run Corp. GA....................................     243,400           463,981
 *Burlington Industries, Inc...........................     415,100           544,819
 Bush Industries, Inc. Class A.........................      98,900         1,242,431
 *Butler International, Inc............................      98,190           521,637

                                                            SHARES             VALUE+
                                                            ------             ------

 Butler Manufacturing Co...............................      56,500    $    1,377,187
 *BWAY Corp............................................      84,750           370,781
 *BYL Bancorp..........................................       6,800            95,412
 *C.P. Clare Corp......................................     108,300           487,350
 *Cache, Inc...........................................      86,500           244,633
 *Caci International, Inc. Class A.....................      89,900         1,994,656
 Cadmus Communications Corp............................      89,400           628,594
 Cagle's, Inc. Class A.................................     104,900         1,049,000
 *CAIS Internet, Inc...................................     225,100           228,617
 *Caliber Learning Network, Inc........................     110,100           172,031
 *Calico Commerce, Inc.................................      20,000            31,875
 *California Amplifier, Inc............................      35,800           495,606
 *California Coastal Communities, Inc..................      63,600           266,325
 *California Micro Devices Corp........................      83,600           645,287
 *Callon Petroleum Co..................................     131,500         1,849,219
 *Calloways Nursery, Inc...............................       1,700             2,417
 Cal-Maine Foods, Inc..................................      82,000           345,937
 *Calton, Inc..........................................      25,350            85,556
 *CAM Commerce Solutions, Inc..........................      10,400            37,375
 *Cambridge Heart, Inc.................................     152,900           501,703
 Camco Financial Corp..................................      12,371           108,633
 Cameron Financial Corp................................      13,200           268,950
 *Candela Laser Corp...................................     198,800         1,223,862
 *Candies, Inc.........................................     111,000            79,781
 *Candlewood Hotel Co., Inc............................       3,100             8,428
 *Cannon Express, Inc. Class A.........................       9,650             9,047
 *Cannondale Corp......................................      79,600           288,550
 *Cantel Industries, Inc. Class B......................      29,900           254,150
 *Canterbury Information Technology, Inc...............      97,200           388,800
 *Capital Associates, Inc..............................      26,850                27
 *Capital Corp. of the West............................       9,100           104,650
 *Capital Crossing Bank................................      62,000           554,125
 *Capital Pacific Holdings, Inc........................      87,000           261,000
 *Capital Senior Living Corp...........................     187,600           457,275
 *Capital Trust, Inc...................................      42,000           178,500
 Capitol Bancorp, Ltd..................................      40,500           412,594
 Capitol Transamerica Corp.............................      67,945           811,093
 *Caprius, Inc.........................................       2,010               332
 *CapRock Communications Corp..........................     160,000           815,000
 *Carbide/Graphite Group, Inc..........................      81,200           203,000
 *Cardiac Pathways Corp................................      18,020            68,983
 *Cardima, Inc.........................................      19,500             7,922
 *CardioDynamics International Corp....................       6,300            27,366
 *Cardiotech International, Inc........................      22,200            30,525
 *Career Blazers, Inc. Trust Units.....................       4,360                 0
 *CareerEngine Network, Inc............................      16,000            27,500
 *CareMatrix Corp......................................       3,187             1,435
 *Carlyle Industries, Inc..............................      13,397             3,751
 *Carreker-Antinori, Inc...............................     177,800         4,094,956
 *Carriage Services, Inc. Class A......................     113,900           170,850
 *Carrington Laboratories, Inc.........................      83,600            90,131
 *Carrizo Oil & Gas, Inc...............................      54,200           438,681
 Cascade Corp..........................................     121,350         1,949,184
 Cascade Natural Gas Corp..............................     104,200         1,823,500
 *Casella Waste Systems, Inc. Class A..................      55,344           209,269
 Cash America International, Inc.......................      90,340           383,945
 *Casino Data Systems..................................     206,000         1,113,687
 Castle (A.M.) & Co....................................      73,725           769,505
 *Castle Dental Centers, Inc...........................      30,500            10,008
 Castle Energy Corp....................................      50,800           342,900

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Catalina Lighting, Inc...............................      60,600    $      140,137
 *Catalyst International, Inc..........................      83,000           332,000
 *Catapult Communications Corp.........................       1,800            22,950
 Cato Corp. Class A....................................      24,900           340,819
 Cavalier Homes, Inc...................................     153,500           134,312
 CB Bancshares, Inc. HI................................       2,818            73,796
 *CB Richard Ellis Services, Inc.......................      33,600           506,100
 *CCA Industries, Inc..................................      34,700            23,314
 CCBT Financial Companies, Inc.........................      81,900         1,481,878
 *CCC Information Services Group, Inc..................      12,600           105,525
 *CD Warehouse, Inc....................................       5,600             3,762
 *CD&L, Inc............................................      55,900            31,444
 *Celadon Group, Inc...................................      91,700           372,531
 *Celebrity, Inc.......................................      13,500            10,057
 *Celeris Corporation..................................      29,766            38,138
 *Celeritek, Inc.......................................      28,400         1,016,187
 *Cell Genesys, Inc....................................      94,505         1,875,334
 *Cell Pathways, Inc...................................       4,500            23,906
 *Cellegy Pharmaceuticals, Inc.........................      95,600           633,350
 *Cellstar Corp........................................     185,400           309,966
 *Cellular Technical Services..........................      14,100            52,655
 *Cel-Sci Corp.........................................      26,700            42,987
 Cenit Bancorp, Inc....................................      32,800           381,300
 *Centennial Bancorp...................................     206,380         1,376,942
 *CenterSpan Communication Corp........................      67,700           556,409
 *Centra Software, Inc.................................      40,000           199,375
 Central Bancorp, Inc..................................      10,000           159,375
 *Central Garden & Pet Co..............................      52,600           448,744
 Central Vermont Public Service Corp...................     149,900         1,705,112
 Century Aluminum Co...................................     124,000           887,375
 Century Bancorp Income Class A........................       7,600           107,350
 *Cephalon, Inc........................................       8,000           371,000
 *Ceradyne, Inc........................................     121,300           936,284
 Cerberonics, Inc. Class A.............................       3,500            13,344
 *Ceres Group, Inc.....................................      87,200           512,300
 *CFM Technologies, Inc................................      64,900           320,444
 CFS Bancorp, Inc......................................      21,800           228,219
 *Chad Therapeutics....................................       9,300             6,394
 *Champion Enterprises, Inc............................     211,600           661,250
 Champion Industries, Inc..............................      99,000           219,656
 *Champps Entertainment, Inc...........................     127,310         1,016,491
 *Channell Commercial Corp.............................      19,900           143,653
 *Charles and Colvard, Ltd.............................      78,400           107,800
 *Charles River Associates, Inc........................      40,300           380,331
 *Chart House Enterprises, Inc.........................     105,700           482,256
 *Chart Industries, Inc................................     138,375           639,984
 *Charter Federal Savings Bank (Escrow)................      43,340                 0
 Chase Corp............................................      24,200           232,925
 *Chase Industries, Inc................................      91,950           712,612
 *Chattem, Inc.........................................     112,600           545,406
 *Chaus (Bernard), Inc.................................      15,260             6,276
 *Check Technology Corp................................      54,900           204,159
 *Checkers Drive-In Restaurant, Inc....................      28,300           114,084
 *Cherokee, Inc........................................       8,200            76,619
 *Chesapeake Biological Laboratories, Inc. Class A.....      51,100           227,555
 Chesapeake Utilities Corp.............................      54,175         1,009,009
 Chester Valley Bancorp................................       6,511           110,890
 Chicago Rivet & Machine Co............................      20,000           358,750
 *Chicos Fas, Inc......................................     110,400         2,691,000

                                                            SHARES             VALUE+
                                                            ------             ------

 *Children's Comprehensive Services, Inc...............      68,100    $      217,069
 *Childtime Learning Centers, Inc......................      31,700           187,228
 *Cholestech Corp......................................     123,000           714,937
 *Christopher & Banks Corp.............................      80,550         2,424,052
 *ChromaVision Medical Systems, Inc....................      21,500           100,781
 *Chromcraft Revington, Inc............................     113,900           840,012
 *Chronimed, Inc.......................................     128,800           945,875
 *Chyron Corp..........................................     262,600           508,787
 *CIDCO, Inc...........................................     144,400           232,394
 *Cima Laboratories, Inc...............................      86,400         4,646,700
 *Ciprico, Inc.........................................      54,700           459,822
 *Circuit City Stores, Inc. (Carmax Group).............     271,400         1,085,600
 *Circuit Systems, Inc.................................      30,900             8,497
 *Citadel Holding Corp. Class A........................      40,560           119,145
 *Citation Holding Corp. Class B.......................      10,140            31,054
 *Citizens, Inc. Class A...............................     157,941           967,392
 City Holding Co.......................................      42,200           250,562
 *Civic Bancorp........................................      43,757           683,703
 CKE Restaurants, Inc..................................     453,300         1,104,919
 *Clarent Corp.........................................      17,107           207,422
 *Clark (Dick) Productions, Inc........................      19,842           252,377
 *Clark/Bardes Holdings, Inc...........................      28,500           297,469
 *Classic Communications, Inc. Class A.................      30,000           106,875
 *Clean Harbors, Inc...................................      97,800           181,847
 *click2learn.com, Inc.................................      84,400           857,187
 *ClickAction, Inc.....................................      98,600           586,978
 *Clintrials Research, Inc.............................     183,200         1,001,875
 *Closure Medical Corp.................................       9,500           273,422
 *CMI Corp. Class A....................................     264,699           430,136
 CNBT Bancshares, Inc..................................      46,700           833,303
 *CNS, Inc.............................................     155,400           500,194
 Coachmen Industries, Inc..............................      75,600           647,325
 *Coast Dental Services, Inc...........................      58,400            80,300
 *Coast Distribution System............................      43,600            38,150
 Coastal Bancorp, Inc..................................      58,500         1,109,672
 *Coastcast Corp.......................................      81,100         1,404,044
 *Cobalt Group, Inc....................................      82,600           203,919
 *Cobra Electronic Corp................................     125,100           707,597
 *Coeur d'Alene Mines Corp. ID.........................     258,700           291,037
 *Cognitronics Corp....................................      86,475           837,078
 *Cohesion Technologies, Inc...........................      66,800           371,575
 *Coinstar, Inc........................................      48,800           590,175
 Cold Metal Products, Inc..............................      52,400            96,612
 *Coldwater Creek, Inc.................................      56,400         1,415,287
 Cole National Corp. Class A...........................     104,300           919,144
 *Collagenex Pharmaceuticals, Inc......................      88,200           358,312
 Collins Industries, Inc...............................      86,325           285,952
 Colorado Business Bankshares, Inc.....................      13,100           216,150
 *Colorado Medtech, Inc................................     140,200           679,094
 *Columbia Banking System, Inc.........................     125,755         1,571,937
 *Columbia Laboratories, Inc...........................     201,750           781,781
 *Columbus Energy Corp.................................      27,656           228,162
 Columbus McKinnon Corp................................      41,600           419,900
 *Com21, Inc...........................................     193,800         1,241,531
 *Comarco, Inc.........................................      71,700         1,290,600
 *Comdial Corp.........................................     151,433           269,740
 *Comforce Corp........................................     129,766           194,649
 *Comfort Systems USA, Inc.............................     351,900         1,099,687
 *Command Systems, Inc.................................      35,600            75,650

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Commercial Bancshares, Inc............................      21,635    $      365,767
 Commercial Bank of New York...........................      25,350           293,109
 Commercial National Financial Corp....................       1,600            27,700
 Commonwealth Bancorp, Inc.............................      66,400           989,775
 Commonwealth Industries, Inc..........................     145,100           671,087
 Communications Systems, Inc...........................     129,800         1,208,762
 Community Bank System, Inc............................      62,000         1,373,300
 Community Banks, Inc..................................         491             9,544
 Community Bankshares, Inc.............................       2,730            29,177
 Community Financial Corp..............................      13,400           135,675
 Community Financial Group, Inc........................       7,200            85,500
 Community First Brokerage Co..........................       2,400            49,200
 Community Savings Bankshares, Inc.....................      67,807           849,706
 Community Trust Bancorp, Inc..........................      41,356           608,709
 Community West Bancshares.............................      23,200            89,900
 *Competitive Technologies, Inc........................     109,600           753,500
 *Compucom Systems, Inc................................     102,400           168,000
 *Computer Horizons Corp...............................     230,000           797,812
 *Computer Learning Centers, Inc.......................     159,200           134,325
 *Computer Motion, Inc.................................      94,500           375,047
 Computer Task Group, Inc..............................     128,300           489,144
 *Computrac, Inc.......................................       1,900               712
 CompX International, Inc..............................       1,200            14,700
 *Comshare, Inc........................................      99,550           292,428
 *Comstock Resources, Inc..............................     221,700         1,912,162
 *Comtech Telecommunications Corp......................      80,050           805,503
 *Concepts Direct, Inc.................................       3,400             9,350
 *Conceptus, Inc.......................................      84,700           843,030
 *Concero, Inc.........................................     174,000           445,875
 *Concord Camera Corp..................................     112,900         2,250,944
 *Concur Technologies, Inc.............................       1,700             3,666
 *Conductus, Inc.......................................      41,300           234,248
 *Cone Mills Corp. NC..................................     245,300           812,556
 *Congoleum Corp. Class A..............................      40,300           120,900
 Connecticut Water Services, Inc.......................      63,525         1,885,898
 *Connitics Corp.......................................      57,000           276,094
 *Conrad Industries, Inc...............................      18,700           114,537
 *Consolidated Freightways Corp........................     209,700           760,162
 *Consolidated Graphics, Inc...........................      64,200           662,062
 Consolidated Tokoma Land Co...........................      28,400           340,800
 *Consumer Portfolio Services, Inc.....................       2,000             3,312
 *Continental Materials Corp...........................      19,400           235,225
 *Cooker Restaurant Corp...............................      67,300            71,506
 Cooperative Bankshares, Inc...........................       5,500            53,281
 *Copart, Inc..........................................      59,600         1,022,512
 *Copytele, Inc........................................      96,900            74,189
 *Core Materials Corp..................................      39,597            59,395
 *Core, Inc............................................      94,600           274,931
 *Cornell Corrections, Inc.............................      99,600           404,625
 *Correctional Services Corp...........................     122,041           307,009
 *Corrpro Companies, Inc...............................      69,075           246,080
 *Corsair Communications, Inc..........................      90,800           449,744
 *Corvas International, Inc............................     149,800         2,799,387
 *Corvel Corp..........................................      12,400           393,700
 *Cost-U-Less, Inc.....................................      13,600            16,150
 *Cotelligent Group, Inc...............................     146,000           237,250
 Cotton States Life Insurance Co.......................      22,500           192,656
 Courier Corp..........................................      47,550         1,313,569
 *Covenant Transport, Inc. Class A.....................     119,500         1,012,016
 *Cover-All Technologies, Inc..........................      83,445            34,421
 Covest Bancshares, Inc................................      45,000           554,062

                                                            SHARES             VALUE+
                                                            ------             ------

 *Covista Communications, Inc..........................      21,500    $       80,625
 CPAC, Inc.............................................      58,278           388,824
 CPB, Inc..............................................      27,700           695,962
 *C-Phone Corp.........................................      60,300             3,769
 *CPI Aerostructures, Inc..............................         833             2,603
 CPI Corp..............................................      29,600           660,450
 Craftmade International, Inc..........................      73,950           519,961
 *Craig (Jenny), Inc...................................     177,900           244,612
 *Craig Corp...........................................      43,900           131,700
 *Cray, Inc............................................     332,700           592,622
 *Credit Acceptance Corp...............................      13,300            72,527
 *Credit Management Solutions..........................      33,100            76,544
 *Creditrust Corp......................................      42,800            12,412
 *Crescent Operating, Inc..............................      53,600            25,192
 *Criticare Systems, Inc...............................      46,700           106,534
 *Cross (A.T.) Co. Class A.............................     140,500           755,187
 *Crossman Communities, Inc............................     103,500         1,979,437
 *Crosswalk.com, Inc...................................      49,500            40,219
 *CrossWorlds Software, Inc............................      40,000           167,500
 *Crown Central Petroleum Corp. Class A................      30,000           228,750
 *Crown Central Petroleum Corp. Class B................      45,500           341,250
 Crown Crafts, Inc.....................................      74,000            25,437
 *Crown Group, Inc.....................................      30,800           138,600
 *Crown Resources Corp.................................      67,700            21,791
 *Crown-Andersen, Inc..................................      11,600            47,850
 *Crusader Holding Corp................................       2,400            18,300
 *Cryolife, Inc........................................     110,900         4,581,556
 *CSK Auto Corp........................................     426,600         1,253,137
 *CSP, Inc.............................................      78,928           300,913
 *CSS Industries, Inc..................................      21,500           409,844
 *CTB International Corp...............................      55,400           453,587
 *CTC Communications Group, Inc........................       2,650            13,498
 Cubic Corp............................................      64,350         2,260,294
 Culp, Inc.............................................     178,580           479,934
 *Cumulus Media, Inc. Class A..........................     420,000         1,830,937
 *Curative Health Services, Inc........................      78,400           428,750
 *Curis, Inc...........................................      91,320           938,884
 *Cuseeme Networks, Inc................................     136,700           200,778
 *Cutter & Buck, Inc...................................     118,800           991,237
 *CVF Technologies Corp................................      30,800            40,425
 *Cyanotech Corp.......................................       3,600             3,769
 *Cybear Group.........................................       2,500               781
 *Cybercash, Inc.......................................     243,700           380,781
 *Cyberian Outpost, Inc................................     151,300           193,853
 *Cyberonics, Inc......................................      79,100         1,750,087
 *Cyberoptics Corp.....................................      51,900           956,906
 *Cybersource Corp.....................................     545,000         1,677,578
 *Cybex International, Inc.............................      75,950           204,116
 *Cygnus, Inc..........................................     111,500           562,727
 *Cylink Corp..........................................      35,500           118,703
 *Cypress Communications, Inc..........................     742,200           719,006
 *Cyrk, Inc............................................     189,300           449,587
 *Cysive, Inc..........................................     135,000           909,141
 *Cytrx Corp...........................................      27,700            25,103
 *D & K Healthcare Resources, Inc......................      36,900           472,781
 *D A Consulting Group, Inc............................      56,300            68,616
 *Daily Journal Corp...................................         200             5,825
 *Dairy Mart Convenience Stores, Inc...................      13,400            52,762
 *Daisytek International Corp..........................     100,100           799,236

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Daktronics, Inc......................................      86,700    $    1,165,031
 *Damark International, Inc. Class A...................      75,300           560,044
 *Dan River, Inc. (GA) Class A.........................     226,200           480,675
 *Danielson Holding Corp...............................     103,953           402,818
 *Daou Systems, Inc....................................     109,400            66,666
 *Data Broadcasting Corp...............................      69,800           211,581
 *Data Critical Corp...................................      20,000            59,687
 *Data Dimensions, Inc.................................     127,800            67,894
 *Data I/O Corp........................................      80,000           288,750
 *Data Race, Inc.......................................     249,600           331,500
 Data Research Association, Inc........................      50,550           265,387
 *Data Systems & Software, Inc.........................      84,900           405,928
 *Datakey, Inc.........................................      11,700            48,262
 *Datalink Corp........................................      15,000           124,219
 *Datamarine International, Inc........................         200               256
 *Dataram Corp.........................................      69,250           874,281
 *Datastream Systems, Inc..............................     126,600         1,236,328
 *Datatec Systems, Inc.................................       4,800            11,475
 *DataTRAK International, Inc..........................      38,900           139,797
 *Datawatch Corp.......................................      41,600            22,100
 *Datron Systems, Inc..................................      30,500           363,141
 *Datum, Inc...........................................      82,200         1,810,969
 *Dave and Busters, Inc................................     130,700         1,208,975
 *Davox Corp...........................................     100,900           838,731
 *Daw Technologies, Inc................................      25,200            20,475
 *Dawson Geophysical Co................................      44,700           389,728
 *Daxor Corp...........................................      46,400           493,000
 Deb Shops, Inc........................................     108,100         1,347,872
 *Deckers Outdoor Corp.................................      64,900           296,106
 *Decora Industries, Inc...............................      17,600             1,496
 Decorator Industries, Inc.............................      20,587            55,328
 *Del Global Technologies Corp.........................      68,459           590,459
 *Del Laboratories, Inc................................     176,628         1,920,839
 *Delco Remy International, Inc........................     153,700         1,085,506
 *dELiA*s Corp.........................................     310,386           257,038
 Delta Apparel, Inc....................................      20,520           323,190
 Delta Natural Gas Co., Inc............................      18,800           345,450
 *Delta Woodside Industries, Inc.......................     205,200           218,025
 *Deltek Systems, Inc..................................     138,300           825,478
 *Denali, Inc..........................................      33,100             7,758
 *Dense-Pac Microsystems, Inc..........................     215,500           595,992
 *Department 56, Inc...................................      89,450         1,190,803
 *DepoMed, Inc.........................................     125,200           485,150
 *Designs, Inc.........................................      54,600           130,528
 *Detection Systems, Inc...............................      66,186           740,456
 *Detrex Corp..........................................      10,200            58,969
 *Devcon International Corp............................      29,000           161,312
 Dewolfe Companies, Inc................................       6,000            49,875
 *Dexterity Surgical, Inc..............................       8,100             1,443
 *Diacrin, Inc.........................................      74,700           361,828
 *Diametrics Medical, Inc..............................     246,000         1,683,562
 *Dianon Systems, Inc..................................      66,700         2,226,112
 *Diedrich Coffee, Inc.................................     120,100            67,556
 *Digene Corp..........................................      67,100         2,224,784
 *Digi International, Inc..............................     160,600           991,203
 *Digital Biometrics, Inc..............................     175,400           772,856
 *Digital Courier Technologies, Inc....................      44,000           110,000
 *Digital Generation Systems, Inc......................     266,900           713,123
 *Digital Power Corp...................................      16,700            31,312
 *Digital River, Inc...................................     100,300           347,916
 Dime Community Bancorp, Inc...........................      27,300           558,797

                                                            SHARES             VALUE+
                                                            ------             ------

 Dimon, Inc............................................     213,300    $      733,219
 *Diodes, Inc..........................................      98,000         1,084,125
 *Directrix, Inc.......................................       8,950            18,739
 *Discount Auto Parts, Inc.............................     118,300           746,769
 *Dispatch Management Services Corp....................      17,000             1,594
 *Display Technologies, Inc............................      44,255            11,064
 *Diversified Corporate Resources, Inc.................      18,200            68,250
 *Dixie Group, Inc.....................................     105,900           312,736
 *Dixon Ticonderoga Co.................................      27,450           108,084
 *DocuCorp International, Inc..........................      94,700           254,506
 *Document Sciences Corp...............................      15,400            15,400
 *Dominion Homes, Inc..................................      44,100           341,775
 Donegal Group, Inc....................................      57,420           570,611
 *Donna Karan International, Inc.......................     214,500         1,059,094
 Donnelly Corp. Class A................................      59,750           771,970
 *Dorsey Trailers, Inc.................................      39,000             1,560
 *Dot Hill Systems Corp................................      42,080           126,240
 *Drew Industries, Inc.................................      96,300           541,687
 *Drexler Technology Corp..............................     139,850         2,298,784
 *Driver-Harris Co.....................................      23,498            32,310
 *DRS Technologies, Inc................................      34,774           478,142
 *DSET Corp............................................      51,600           204,787
 *DT Industries, Inc...................................     101,100         1,003,923
 *DTM Corp.............................................       2,000             6,375
 *DualStar Technologies Corp...........................     152,800           119,375
 *Duck Head Apparel Co., Inc...........................      20,520            56,430
 *Duckwall-Alco Stores, Inc............................      41,200           295,481
 *Ducommun, Inc........................................      98,100         1,164,937
 *Dura Automotive Systems, Inc.........................      45,900           285,441
 *Duramed Pharmaceuticals, Inc.........................     213,400           760,237
 *DuraSwitch Industries, Inc...........................       1,100            11,756
 *DVI, Inc.............................................     104,400         1,729,125
 *Dwyer Group, Inc.....................................      47,700            93,909
 *Dynamic Healthcare Technologies, Inc.................      64,200            42,131
 Dynamic Materials Corp................................      14,700            14,470
 *Dynamics Research Corp...............................      77,200           632,075
 *E Com Ventures, Inc..................................      43,300            37,887
 *e.spire Communications, Inc..........................      17,900            18,739
 Eagle Bancshares, Inc.................................      50,100           464,991
 *Eagle Food Centers, Inc..............................      90,200            60,603
 *Eagle Point Software Corp............................      41,800           146,300
 *EarthWeb, Inc........................................       1,400            17,106
 Eastern Co............................................      39,000           594,750
 *Eateries, Inc........................................      25,900            69,606
 *eBT International, Inc...............................     187,200           485,550
 ECC International Corp................................     139,750           471,656
 *ECCS, Inc............................................       6,900             3,666
 *Eclipse Surgical Technologies, Inc...................     338,100           501,867
 *Eco Soil Systems, Inc................................     175,100           169,628
 *Ecogen, Inc..........................................      56,900            12,447
 *eCollege.com.........................................     104,000           607,750
 Ecology & Environment, Inc. Class A...................      13,900            85,137
 *Edac Technologies Corp...............................      12,200             9,912
 Edelbrock Corp........................................      47,200           466,100
 *EDGAR Online, Inc....................................       1,800             2,925
 *Edge Petroleum Corp. DE..............................      33,800           157,909
 *Edgewater Technology, Inc............................     114,000           627,000
 *Edison Control Corp..................................       7,000            30,187
 Edo Corp..............................................      65,000           536,250
 Educational Development Corp..........................      15,400            61,600

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

                                                            SHARES             VALUE+
                                                            ------             ------
 *Educational Insights, Inc............................      52,300    $       50,666
 *EduTrek International, Inc...........................      19,100            61,478
 *eFax.com, Inc........................................     108,100            15,945
 EFC Bancorp, Inc......................................      15,800           140,225
 *EFTC Corp............................................     137,300           210,241
 *eGain Communications Corp............................      38,338            98,241
 *Egghead.com, Inc.....................................     108,954           114,061
 *eGlobe, Inc..........................................      26,723             8,768
 *Elcom International, Inc.............................     235,800           438,441
 *Elcotel, Inc.........................................     103,614            42,093
 *Elder-Beerman Stores Corp............................      76,300           255,128
 *Eldorado Bancshares, Inc.............................     143,000         1,170,812
 *Electric Fuel Corp...................................     197,900         1,144,109
 *Electro Rent Corp....................................      17,050           192,345
 Electro Sensors, Inc..................................       2,300             9,667
 *Electronic Retailing System International, Inc.......      16,400            12,115
 *Elite Information Group, Inc.........................      78,100           390,500
 Ellett Brothers, Inc..................................      44,000            91,437
 *E-Loan, Inc..........................................     155,000           198,594
 *eLOT, Inc............................................     396,600           229,284
 *Embrex, Inc..........................................     137,800         2,273,700
 EMC Insurance Group, Inc..............................      89,800           906,419
 *Emcee Broadcast Products, Inc........................      38,900            61,997
 *Emcor Group, Inc.....................................      78,500         1,942,875
 *Emergent Information Technologies, Inc...............      47,100            64,762
 *Emerging Vision, Inc.................................     151,300            68,558
 *Emeritus Corp........................................     147,800           184,750
 *Emisphere Technologies, Inc..........................      51,300         1,367,466
 Empire Federal Bancorp, Inc...........................       7,600            95,950
 *EMS Technologies, Inc................................     142,199         1,670,838
 *En Pointe Technologies, Inc..........................      77,500           307,578
 *Encad, Inc...........................................     129,200           218,025
 *Enchira Biotechnology Corp...........................      49,542           325,119
 *Encore Med Corp......................................      10,800            20,419
 *Encore Wire Corp.....................................     154,150         1,006,792
 *Endocardial Solutions, Inc...........................     105,400           352,431
 *Energy Conversion Devices, Inc.......................      89,500         1,336,906
 Energysouth, Inc......................................      51,150         1,131,694
 Enesco Group, Inc.....................................     117,800           692,075
 Engineered Support Systems, Inc.......................      82,350         1,827,141
 *Engineering Measurements Co..........................      35,500           246,281
 *Enherent Corp........................................      19,400            11,519
 *Enlighten Software Solutions, Inc....................      12,300            12,300
 Ennis Business Forms, Inc.............................     255,500         1,852,375
 *Enserch Exploration Corp.............................     283,700           957,487
 *Entrada Networks, Inc................................      37,960            69,989
 *Entrade, Inc.........................................     139,300           191,537
 *Envirogen, Inc.......................................       2,316             3,221
 *Environmental Elements Corp..........................      61,100            99,287
 *Environmental Technologies Corp......................      39,700            35,358
 *Environmental Tectonics Corp.........................      60,700           443,869
 *EP Medsystems, Inc...................................     207,300           570,075
 *Epicor Software Corp.................................     441,328           462,015
 *Epimmune, Inc........................................      73,070           219,210
 *EPIQ Systems, Inc....................................      31,900           534,325
 *EPIX Medical, Inc....................................      51,000           408,000
 *ePlus, Inc...........................................      17,400           168,019
 *ePresence, Inc.......................................     114,800           441,262
 *Equimed Inc Nevis....................................       6,533                 0

                                                            SHARES             VALUE+
                                                            ------             ------

 *Equinox Systems, Inc.................................      54,500    $      518,602
 *Equity Marketing, Inc................................      65,500           810,562
 *Equity Oil Co........................................     129,600           328,050
 *Ergo Science Corp....................................      72,700            53,389
 ESB Financial Corp....................................      56,206           570,842
 *Esco Technologies, Inc...............................     101,976         1,810,074
 *eShare Communications, Inc...........................     232,800           494,700
 *eSoft, Inc...........................................      71,500           117,305
 Espey Manufacturing & Electronics Corp................      21,000           355,687
 *ESPS, Inc............................................       2,400             4,350
 *Esterline Technologies Corp..........................      55,300         1,081,806
 *European Micro Holdings, Inc.........................       5,900            20,281
 *Evans & Sutherland Computer Corp.....................     107,800           667,012
 *Evans Systems, Inc...................................       6,000             1,299
 *Evercel, Inc.........................................      12,466           128,556
 *Evergreen Resources, Inc.............................      31,000           848,625
 *Everlast Worldwide, Inc..............................       5,600            11,025
 *Evolving Systems, Inc................................      84,700           264,687
 *Exabyte Corp.........................................     239,200           818,512
 *Exactech, Inc........................................      43,000           818,344
 *Excalibur Technologies Corp..........................      57,500         1,282,969
 *Excel Legacy Corp....................................     157,900           305,931
 *Excel Technology, Inc................................      85,222         1,544,649
 *eXcelon Corp.........................................     201,700           989,591
 *EXCO Resources, Inc..................................       1,000            15,312
 Exide Corp............................................     248,800         2,254,750
 *Exponent, Inc........................................      73,000           698,062
 *Extended Systems, Inc................................       4,000            77,875
 *EXX, Inc. Class A....................................       1,900             1,306
 *EXX, Inc. Class B....................................         100               119
 Ezcorp, Inc. Class A Non-Voting.......................     101,900           100,308
 *E-Z-Em, Inc. Class A.................................      37,000           237,031
 *E-Z-Em, Inc. Class B.................................      55,424           349,864
 *Ezenia! Inc..........................................     234,200           625,753
 F & M Bancorp (MD)....................................      23,603           477,223
 Fab Industries, Inc...................................      45,200           587,600
 *Factual Data Corp....................................      79,700           515,559
 *Fairchild Corp. Class A..............................     137,829           723,602
 Falcon Products, Inc..................................      78,525           584,030
 *Famous Dave's of America, Inc........................      38,600           110,975
 *Fansteel, Inc........................................      82,800           300,150
 *Fargo Electronics....................................     110,000           285,312
 *Farm Family Holdings, Inc............................      18,100           764,725
 *Faro Technologies, Inc...............................      53,700           203,053
 Farrel Corp...........................................      34,600            32,437
 *FASTNET Corporation..................................      37,000            18,500
 FCNB Corp.............................................      65,039         1,544,676
 *Featherlite Manufacturing, Inc.......................      55,400           102,144
 Fedders Corp..........................................     121,500           577,125
 Fedders Corp. Class A.................................      13,112            59,823
 Federal Screw Works...................................      21,600           915,300
 *FEI Co...............................................     109,100         1,834,244
 *Female Health Co.....................................      44,000            21,752
 FFLC Bancorp..........................................      21,800           313,375
 FFY Financial Corp....................................      54,700           664,947
 *Fibermark, Inc.......................................      94,825           853,425
 *Fiberstars, Inc......................................      44,400           296,925
 Fidelity Bancorp, Inc.................................         442             5,193
 Fidelity Bancorp, Inc. Delaware.......................      14,700           265,978
 Fidelity Bankshares, Inc..............................      12,600           247,275

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

                                                            SHARES             VALUE+
                                                            ------             ------
 *Fidelity Federal Bancorp.............................      21,340    $       36,011
 *Fidelity Holdings, Inc...............................      22,250             8,344
 Fidelity National Corp................................      85,200           551,137
 *Fieldworks, Inc......................................       4,000             3,562
 *Film Roman, Inc......................................       7,000             5,687
 *Finish Line, Inc. Class A............................     148,100         1,194,056
 *Finishmaster, Inc....................................      64,800           319,950
 *Finlay Enterprises, Inc..............................      76,800           902,400
 *Firebrand Financial Group, Inc.......................      78,400            45,325
 First Albany Companies, Inc...........................      25,623           220,198
 *First American Health Concepts, Inc..................       4,200            14,175
 *First Aviation Services, Inc.........................       1,700             8,234
 First Bancorp.........................................      35,114           538,780
 *First Banks America, Inc.............................       5,879           101,045
 First Bell Bancorp, Inc...............................      42,700           537,753
 *First Cash, Inc......................................      89,700           253,683
 First Colonial Group, Inc.............................         882            11,686
 *First Consulting Group, Inc..........................      79,031           408,738
 First Defiance Financial Corp.........................      68,492           749,131
 First Essex Bancorp...................................      79,400         1,471,381
 First Federal Bancshares of Arkansas, Inc.............      23,400           429,975
 First Federal Capital Corp............................      29,400           332,587
 First Federal of East Hartford........................      26,200           818,750
 First Financial Holdings, Inc.........................     131,100         2,146,762
 First Franklin Corp...................................         600             4,481
 First Indiana Corp....................................     106,940         2,409,492
 First International Bancorp, Inc......................      58,400           445,300
 *First Investors Financial Services Group, Inc........      43,200           164,700
 First Keystone Financial, Inc.........................      16,500           171,187
 First Mariner Bank Corp...............................      16,400            76,875
 First Merchants Corp..................................      24,725           565,584
 First Midwest Financial, Inc..........................      16,500           147,469
 First Mutual Bancshares, Inc..........................      22,143           259,488
 First Oak Brook Bancshares, Inc. Class A..............      20,000           316,875
 *First Republic Bank..................................      89,300         2,522,725
 First SecurityFed Financial, Inc......................      28,500           407,906
 *First Team Sports, Inc...............................      46,450            50,805
 First United Corp.....................................      15,500           149,187
 First Years, Inc......................................      95,100           894,534
 FirstBank NW Corp.....................................       5,500            63,766
 *FirstCity Financial Corp.............................       4,900             9,341
 Firstfed America Bancorp, Inc.........................      21,850           294,975
 Firstspartan Financial Corp...........................      10,000           323,750
 *Firstwave Technologies, Inc..........................      67,100           117,425
 *FirstWorld Communications, Inc.......................     175,000           175,000
 *Fischer Imaging Corp.................................      60,600           183,694
 Flag Financial Corp...................................      35,200           188,100
 Flagstar Bancorp, Inc.................................     117,400         1,577,562
 Flamemaster Corp......................................         247             1,370
 *Flander Corp.........................................     257,500           478,789
 Flanigan's Enterprises, Inc...........................      20,600            79,825
 Flexsteel Industries, Inc.............................      61,800           658,556
 *Flir Systems, Inc....................................     112,800           410,662
 *Florida Banks, Inc...................................      25,400           151,606
 Florida Public Utilities Co...........................      17,100           256,500
 *Florsheim Group, Inc.................................      66,800            85,587
 *Flour City International, Inc........................      21,800            38,831
 *Flow International Corp..............................     170,600         1,759,312

                                                            SHARES             VALUE+
                                                            ------             ------

 Flushing Financial Corp...............................      88,550    $    1,347,620
 FMS Financial Corp....................................         200             1,787
 FNB Financial Services Corp...........................       6,800            74,800
 *Foamex International, Inc............................      19,500           103,289
 *Focal, Inc...........................................     166,600           223,869
 *Foilmark, Inc........................................      87,127           347,147
 *Foodarama Supermarkets, Inc..........................      22,000           440,000
 Foothill Independent Bancorp..........................      33,837           367,977
 *Fortel, Inc..........................................     100,200            42,272
 *Fortune Financial, Inc...............................      50,100           112,725
 *Foster (L.B.) Co. Class A............................     127,600           390,775
 *Fotoball USA, Inc....................................      17,400            30,994
 *Fountain Powerboat Industries, Inc...................      38,700            51,398
 *Four Kids Entertainment, Inc.........................      11,900           128,669
 *Fourth Shift Corp....................................     112,600           149,547
 *FPIC Insurance Group, Inc............................      85,500           853,664
 Frankfort First Bancorp, Inc..........................       5,750            74,391
 Franklin Bank National Associaton Southfield, MI......      27,769           243,847
 *Franklin Covey Co....................................     181,000         1,448,000
 *Franklin Electronic Publishers, Inc..................      83,700           585,900
 Freds, Inc. Class A...................................      96,350         1,930,011
 *French Fragrances, Inc...............................     133,600         1,452,900
 Frequency Electronics, Inc............................      71,200           925,600
 *Fresh America Corp...................................      45,000            52,031
 *Fresh Choice, Inc....................................      52,000            92,625
 *Friede Goldman International.........................       6,322            25,683
 *Friedman Billings Ramsey Group, Inc. Class A.........     138,900           850,762
 Friedman Industries, Inc..............................     156,803           490,009
 Friedmans, Inc. Class A...............................     140,900           704,500
 *Friendly Ice Cream Corp..............................      24,500            45,937
 Frisch's Restaurants, Inc.............................      64,568           871,668
 *Frontier Adjusters of America, Inc...................       3,300             5,775
 *Frontier Airlines, Inc...............................      84,800         2,395,600
 *Frontier Oil Corp....................................     243,900         1,371,937
 *Frontstep, Inc.......................................      79,700           308,837
 *Frozen Food Express Industries, Inc..................     181,575           374,498
 FSF Financial Corp....................................      17,800           260,325
 *FSI International, Inc...............................      56,000           497,875
 *FTI Consulting, Inc..................................      54,800           390,450
 *FuelCell Energy, Inc.................................      36,300         2,030,531
 *Furr's/Bishop's, Inc.................................      24,800            31,000
 *Fusion Medical Technologies, Inc.....................      89,100           437,147
 *FVC.COM, Inc.........................................     199,400           355,181
 *FX Energy, Inc.......................................     120,900           400,481
 GA Financial, Inc.....................................      37,000           453,250
 *Gadzooks, Inc........................................     100,300         1,814,803
 Gainsco, Inc..........................................     211,305           554,676
 *Galagen, Inc.........................................      21,000            14,437
 *Galaxy Nutritional Foods, Inc........................      14,600            56,575
 *Galey & Lord, Inc....................................     113,800           220,487
 *GameTech International, Inc..........................      70,200           290,672
 Garan, Inc............................................      40,442           925,111
 *Garden Fresh Restaurant Corp.........................      51,600           404,737
 *garden.com, Inc......................................       1,600               175
 *Gardenburger, Inc....................................      98,000            94,937
 *Gardner Denver Machinery, Inc........................      28,100           467,162
 *Gart Sports Co.......................................       9,305           123,000
 *Gasonics International, Inc..........................      81,300         1,097,550
 *Gateway Industries, Inc..............................      11,120            10,772

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Gaylord Container Corp. Class A......................     370,000    $      508,750
 *GC Companies, Inc....................................      12,300            17,681
 *Geerling & Wade, Inc.................................      33,100            62,580
 *Gehl Co..............................................      58,300           670,450
 *Geltex Pharmaceuticals, Inc..........................      39,600         2,199,037
 *Genelabs Technologies, Inc...........................     416,300         1,808,303
 *General Binding Corp.................................      40,700           330,687
 *General Communications, Inc. Class A.................     297,000         1,480,359
 *General Datacomm Industries, Inc.....................     245,300           444,606
 General Employment Enterprises, Inc...................      43,700           142,025
 *General Magic, Inc...................................     263,900           602,022
 General Magnaplate Corp...............................       8,500            20,187
 *Genesee & Wyoming, Inc...............................      22,800           681,150
 Genesee Corp. Class B.................................         800            27,000
 *GenesisIntermedia.com................................      13,000           234,406
 *Genome Therapeutics Corp.............................     120,500         1,404,578
 *GenStar Therapeutics Corporation.....................      28,200           285,525
 *Gensym Corp..........................................      68,800           137,600
 Gentek, Inc...........................................     142,600         2,085,525
 *Gentner Communications Corp..........................      21,300           256,931
 *Genus, Inc...........................................     145,800           426,009
 *Genzyme Transgenics Corp.............................      42,400           682,375
 *Geoworks.............................................     134,000           280,562
 *Gerber Childrenswear, Inc............................      76,100           361,475
 Gerber Scientific, Inc................................     115,000           805,000
 *Geron Corp...........................................      74,100         1,227,281
 *Getty Petroleum Marketing, Inc.......................     129,900           681,975
 Getty Realty Corp. (Holding Co.)......................      72,800         1,014,650
 *Giant Group, Ltd.....................................      28,300             5,094
 *Giant Industries, Inc................................      87,500           645,312
 Gibraltar Steel Corp..................................       1,800            24,412
 *Giga Information Group, Inc..........................      90,700           348,628
 *Giga-Tronics, Inc....................................      47,000           303,297
 *G-III Apparel Group, Ltd.............................      66,570           447,267
 *Gilman & Ciocia, Inc.................................     133,700           476,306
 *Gish Biomedical, Inc.................................      74,750           126,141
 Glacier Bancorp, Inc..................................      35,954           423,583
 *Glacier Water Services, Inc..........................      30,600           306,000
 *Gliatech, Inc........................................      85,500           363,375
 *Global Imaging Systems, Inc..........................     103,500           472,219
 *Global Payment Technologies, Inc.....................      60,100           319,281
 *Global Sources, Ltd..................................       1,787            39,537
 *Global Sports, Inc...................................     100,000           834,375
 *Global Technologies, Ltd.............................      82,400            69,525
 *Global Vacation Group, Inc...........................      96,500           247,281
 *Globecomm Systems, Inc...............................      92,000           702,937
 Gold Banc Corp........................................     198,434           768,932
 Golden Enterprises, Inc...............................      61,900           230,191
 *Golden State Vintners, Inc...........................      35,100           258,862
 *Good Guys, Inc.......................................     227,300           809,756
 *Goodrich Petroleum Corp..............................      17,600            92,400
 *Goodys Family Clothing...............................     157,500           620,156
 Gorman-Rupp Co........................................      54,600           948,675
 *Gottschalks, Inc.....................................     132,000           594,000
 *GP Strategies Corp...................................     105,500           547,281
 *Gradco Systems, Inc..................................     154,986           203,419
 *Graham Corp..........................................      13,450           131,137
 Granite State Bankshares, Inc.........................      49,300         1,019,894
 *Graphic Packaging International Corp.................     231,100           332,206
 *GraphOn Corp.........................................       3,400             5,153

                                                            SHARES             VALUE+
                                                            ------             ------

 Gray Communications Systems, Inc......................      41,300    $      650,475
 Great Southern Bancorp, Inc...........................      39,700           622,794
 *Green Mountain Coffee, Inc...........................      33,400         1,338,087
 Green Mountain Power Corp.............................      55,600           594,225
 *Greenbriar Corp......................................      34,300            17,150
 Greenbrier Companies, Inc.............................     127,500         1,219,219
 *Griffin Land & Nurseries, Inc. Class A...............      23,400           307,125
 *Griffon Corp.........................................     202,500         1,265,625
 *Gristede's Sloans, Inc...............................      33,339            35,423
 *Group 1 Software, Inc................................      99,615         1,326,125
 *Grow Biz International, Inc..........................      55,800           324,337
 *Grubb & Ellis Co.....................................     183,752           803,915
 GS Financial Corp.....................................       6,400            94,200
 *GSV, Inc.............................................       9,540             7,304
 *GTS Duratek, Inc.....................................     134,500           878,453
 *GTSI Corp............................................      96,100           375,391
 Guaranty Bancshares, Inc..............................       1,600            16,700
 Guaranty Federal Bancshares, Inc......................      17,100           202,528
 *Guaranty Financial Corp..............................      15,000            80,625
 *Guest Supply, Inc....................................     108,600         1,886,925
 Guilford Mills, Inc...................................     182,700           274,050
 *Guilford Pharmaceuticals, Inc........................      56,100         1,158,816
 *Gulf Island Fabrication, Inc.........................      98,700         1,557,609
 *Gulfmark Offshore, Inc...............................      71,300         1,695,603
 *Gumtech International, Inc...........................      98,200           923,694
 *Gundle/SLT Environmental, Inc........................     129,600           324,000
 *Gymboree Corp........................................     253,000         3,281,094
 *GZA Geoenvironmental Technologies, Inc...............      17,500           109,375
 Haggar Corp...........................................      65,000           881,562
 *Hahn Automotive Warehouse, Inc.......................      36,341            22,145
 *Halifax Corp.........................................       8,650            32,978
 *Hall Kinion Associates, Inc..........................      69,800         1,206,231
 *Hallwood Energy Corp.................................       1,300            10,522
 *Hallwood Group, Inc..................................       2,653             8,622
 *Hamilton Bancorp, Inc................................     120,400           786,362
 *Hammons (John Q.) Hotels, Inc. Class A...............      57,500           309,062
 *Hampshire Group, Ltd.................................       4,900            43,181
 *Hampton Industries, Inc..............................      47,722            59,652
 Hancock Fabrics, Inc..................................     196,800           774,900
 *Hanger Orthopedic Group, Inc.........................     195,800           416,075
 Hardinge Brothers, Inc................................      89,200         1,103,850
 *Harolds Stores, Inc..................................      41,537            62,305
 *Harris Interactive, Inc..............................     265,000           886,094
 Harrodsburg First Financial Bancorp, Inc..............       3,700            46,250
 *Harry's Farmers Market, Inc. Class A.................      20,200            11,047
 *Hartmarx Corp........................................     299,500           692,594
 *Harvard Industries, Inc..............................      13,400            12,144
 *Harvey Entertainment Co..............................      36,000            15,187
 *Hastings Entertainment, Inc..........................      77,600           179,450
 Hastings Manufacturing Co.............................      13,700            80,487
 *Hathaway Corp........................................      34,580           110,224
 *Hauppauge Digital, Inc...............................      97,500           198,047
 *Hauser, Inc..........................................      20,275             9,821
 Haven Bancorp, Inc....................................      81,900         2,631,037
 Haverty Furniture Co., Inc............................      40,000           425,000
 Haverty Furniture Co., Inc. Class A...................      12,000           134,250
 *Hawaiian Airlines, Inc...............................     687,600         1,418,175
 *Hawk Corp............................................      66,200           413,750

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Hawker Pacific Aerospace.............................      70,300    $      261,428
 Hawkins Chemical, Inc.................................      92,885           748,885
 *Hawthorne Financial Corp.............................      53,200           669,987
 *HD Vest, Inc.........................................      11,600            66,700
 *HeadHunter.Net, Inc..................................      70,000           492,187
 *Headwaters, Inc......................................      66,400           169,112
 *Headway Corporate Resources, Inc.....................     109,500           184,781
 *Health Management Systems, Inc.......................     179,500           218,766
 *Health Power, Inc....................................      13,700            93,331
 *Health Risk Management, Inc..........................      45,500           329,875
 *Health Systems Design Corp...........................      58,900           115,959
 *HealthAxis, Inc......................................     121,800           353,981
 *Healthcare Recoveries, Inc...........................     114,300           382,191
 *Healthcare Services Group, Inc.......................     118,200           602,081
 *Healthcare.com Corp..................................     300,700           441,653
 *Healthcor Holdings...................................      30,000               450
 *Healthplan Services Corp.............................     133,800         1,262,737
 *HealthStream, Inc....................................      14,400            25,650
 *HearMe...............................................       1,700             2,444
 *Heartport, Inc.......................................     261,800           613,594
 *Hearx, Ltd...........................................      61,400           115,125
 *HeavenlyDoor.com, Inc................................       3,063               383
 *Hector Communications Corp...........................      24,700           256,262
 *HEI, Inc.............................................      24,700           237,737
 Heico Corp............................................      80,600         1,274,487
 Heico Corp. Class A...................................      30,223           351,342
 *Hemasure, Inc........................................      56,400            25,556
 *Hemispherx Biopharma, Inc............................     202,500         1,240,312
 Herbalife International, Inc. Class A.................      15,833           119,242
 Heritage Financial Corp...............................      88,600           897,075
 *Herley Industries, Inc...............................      59,600         1,152,887
 *Heska Corp...........................................     131,400           209,419
 *Hexcel Corp..........................................      98,300           915,419
 HF Financial Corp.....................................      27,200           271,150
 *Hibbett Sporting Goods, Inc..........................      62,200         1,761,037
 Hickory Tech Corp.....................................      12,800           257,600
 *High Plains Corp.....................................     150,276           354,557
 *Highlands Insurance Group, Inc.......................     124,500         1,174,969
 Hilb Rogal Hamilton Co................................      27,335         1,088,275
 *Hines Horticulture, Inc..............................     201,000           571,594
 Hingham Institution for Savings MA....................       5,350            79,916
 *Hirsch International Corp. Class A...................      58,600            54,022
 *Hi-Shear Technology Corp.............................      45,350            51,019
 *Hi-Tech Pharmacal, Inc...............................      40,100           162,906
 *HMI Industries, Inc..................................      84,200            96,041
 HMN Financial, Inc....................................      39,900           508,725
 *Hoenig Group, Inc....................................      66,900           706,631
 *Holiday RV Superstores, Inc..........................      64,800           285,525
 *Hollis-Eden Pharmaceuticals, Inc.....................     141,500           762,773
 Holly Corp............................................      76,300         1,030,050
 *Hollywood Casino Corp. Class A.......................     239,300         2,078,919
 *Hollywood Entertainment Corp.........................      13,800            13,369
 *Hollywood.com, Inc...................................      18,000           100,125
 *Hologic, Inc.........................................     224,100         1,134,506
 *Holt's Cigar Holdings, Inc...........................       3,264            17,646
 Home Federal Bancorp..................................      40,500           615,094
 Home Port Bancorp, Inc................................       8,400           306,862
 *Home Products International, Inc.....................      72,800           121,712
 *Homebase, Inc........................................     325,700           447,837
 *Homegold Financial, Inc..............................      32,600            16,015
 *Homeland Holding Corp................................       5,500             4,641

                                                            SHARES             VALUE+
                                                            ------             ------

 *Hoover's, Inc........................................       1,700    $        4,622
 HopFed Bancorp, Inc...................................       4,500            50,625
 Horizon Financial Corp................................      64,003           620,029
 *Horizon Health Corp..................................      53,200           274,312
 *Horizon Medical Products, Inc........................       2,600               975
 *Horizon Offshore, Inc................................     150,500         2,389,187
 *Horizon Organic Holding Corp.........................      65,700           464,006
 *Horizon Pharmacies, Inc..............................      57,500            93,437
 *Hot Topic, Inc.......................................      52,200         1,942,819
 *Hovnanian Enterprises, Inc. Class A..................     135,500         1,041,656
 Howell Corp...........................................     108,200         1,338,975
 *Howtek, Inc..........................................      37,500           106,641
 *HPSC, Inc............................................      74,800           396,440
 *HS Resources, Inc....................................      10,428           338,258
 *HTE, Inc.............................................     154,500           212,437
 *Hub Group, Inc. Class A..............................      67,000           477,375
 *Hudson Hotels Corp...................................       3,166             6,233
 Hudson River Bancorp, Inc.............................      93,900         1,206,028
 *Hudson Technologies, Inc.............................      32,100            76,237
 *Huffy Corp...........................................     105,800           733,987
 *Hungry Minds, Inc....................................     110,600           777,656
 Hunt Corp.............................................     143,100           581,344
 *Huntco, Inc. Class A.................................      47,500            47,500
 *Hurco Companies, Inc.................................      51,400           176,687
 *Hycor Biomedical, Inc................................      82,216           459,896
 *HyperFeed Technologies, Inc..........................     165,100           283,766
 *Hyseq, Inc...........................................      61,800           747,394
 Iberiabank Corp.......................................      62,400         1,103,700
 *Ibis Technology Corp.................................       8,200           111,469
 *Ico, Inc.............................................     171,518           286,757
 *ICT Group, Inc.......................................      97,900           939,228
 *ICU Medical, Inc.....................................      81,350         2,285,427
 *IdeaMall, Inc........................................      96,300           141,441
 *Identix, Inc.........................................      39,400           382,180
 *IEC Electronics Corp.................................      65,200            87,612
 *IFR Systems, Inc.....................................      99,002           386,727
 *IGI, Inc.............................................      70,100            39,431
 *Igo Corp.............................................      14,000            23,625
 *II-VI, Inc...........................................     111,452         1,755,369
 *Ikos Systems, Inc....................................     103,150         1,131,427
 *Il Fornaio (America) Corp............................      43,000           557,656
 *Image Entertainment, Inc.............................     179,500           566,547
 *ImageX.com, Inc......................................      63,100           118,312
 *Imatron, Inc.........................................     250,000           355,469
 IMCO Recycling, Inc...................................     148,400           667,800
 *Immucor, Inc.........................................     121,600           520,600
 *Immune Response Corp. DE.............................     222,600           793,012
 *Impath, Inc..........................................      75,600         3,550,837
 *Impco Technologies, Inc..............................      43,800           735,019
 *Imperial Credit Industries, Inc......................     325,300           269,389
 *Imperial Sugar Co....................................     277,000           259,687
 *Impreso.com, Inc.....................................      31,500            80,227
 *In Home Health, Inc..................................      15,700            57,158
 *Incara Pharmaceuticals Corp..........................      18,600            40,687
 Independence Holding Co...............................      17,180           214,750
 Independent Bank Corp. MA.............................     142,500         1,629,844
 Independent Bank East.................................     116,484         1,943,827
 *Individual Investor Group, Inc.......................      53,900            34,530
 *Indus International, Inc.............................     140,300           416,516
 Industrial Bancorp, Inc...............................      19,300           243,059
 *Industrial Data Systems Corp.........................      11,500             7,187

                                      171
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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Industrial Distribution Group, Inc...................      81,400    $      193,325
 *Industrial Holdings, Inc.............................      96,400           161,169
 *Industri-Matematik International Corp................      70,300           235,066
 *Infinium Software, Inc...............................     134,400           344,400
 *Infocrossing, Inc....................................      53,400           580,725
 *Infocure Corp........................................     302,800         1,542,387
 *Infogrames, Inc......................................      15,400            96,731
 *Infonautics Corp. Class A............................      47,600            39,419
 *Information Architects Corp..........................     467,700         1,410,408
 *Information Resources, Inc...........................     155,500           583,125
 *infoUSA, Inc.........................................      12,600            31,697
 *Infu-tech, Inc.......................................      14,600            27,375
 *Ingenuus Corp........................................      40,600            19,666
 *Innodata Corp........................................       8,349           142,194
 *Innotrac Corp........................................     162,100           769,975
 *Innovative Clinical Solutions, Ltd...................       1,309             1,248
 *Innovative Gaming Corp. of America...................      41,050            36,560
 *Innoveda, Inc........................................     133,000           255,609
 *Innovex, Inc.........................................     113,400         1,197,787
 *Inprimis, Inc........................................     118,200           188,381
 *Inprise Corp.........................................       4,000            20,062
 *Insignia Financial Group, Inc........................     183,500         1,984,094
 *Insite Vision, Inc...................................     243,700         1,416,506
 *Insituform East, Inc.................................      20,200            31,562
 *Inspire Insurance Solutions, Inc.....................     182,100            54,061
 Insteel Industries, Inc...............................      71,344            98,098
 *Insurance Auto Auctions, Inc.........................     100,900         1,147,737
 *Insurance Management Solutions, Inc..................     104,000            50,375
 *InsWeb Corp..........................................      80,000           125,000
 *Integ, Inc...........................................       6,000            35,062
 *Integra Lifesciences Corp............................     127,300         1,837,894
 *Integra, Inc.........................................      41,400            25,875
 *Integral Systems, Inc................................     128,700         2,023,003
 *Integral Vision, Inc.................................     105,500            79,125
 *IntegraMed America, Inc..............................      19,600            41,037
 *Integrated Electrical Services, Inc..................      69,700           396,419
 *Integrated Information Systems, Inc..................      38,000            35,031
 *Integrated Measurement System, Inc...................      83,600         1,199,137
 *Integrated Silicon Solution, Inc.....................      91,900           705,045
 *INTELFILM Corp.......................................      50,300            45,584
 *Intellicall, Inc.....................................      80,807            70,706
 *Intellicorp, Inc.....................................       6,900             5,391
 *Intellidata Technologies Corp........................      92,100           260,470
 Intelligent Systems Corp..............................      38,100           161,925
 *Intelligroup, Inc....................................     122,700           189,802
 *Inter Parfums, Inc...................................     112,400           997,550
 Interchange Financial Services Corp...................      53,910           727,785
 *InterDent, Inc.......................................     133,100           141,419
 Interface, Inc. Class A...............................      77,400           650,644
 *Interferon Scientific, Inc...........................      13,680             8,430
 *Interlink Electronics................................      63,200         1,262,025
 *Interlinq Software Corp..............................      45,900           112,598
 *Interlogix, Inc......................................      91,800         1,471,669
 *Interlott Technologies, Inc..........................      20,100           256,275
 *Intermagnetics General Corp..........................     170,321         2,725,136
 Intermet Corp.........................................     108,900           673,819
 *International Aircraft Investors.....................      14,700            81,309
 International Aluminum Corp...........................      18,500           367,687
 *International Microcomputer Software, Inc............       4,200             1,407

                                                            SHARES             VALUE+
                                                            ------             ------

 *International Remote Imaging Systems, Inc............      35,350    $       46,397
 International Shipholding Corp........................      54,800           390,450
 *International Total Services, Inc....................      46,000            44,620
 *Internet America, Inc................................       1,400             1,028
 *Internet Commerce and Communications, Inc............     125,100           123,145
 *Internet Pictures Corp...............................      15,000            26,719
 *Interneuron Pharmaceuticals, Inc.....................      83,400           123,797
 *Interphase Corp......................................      66,800           595,981
 *Interplay Entertainment Corp.........................      21,900            77,334
 Interpool, Inc........................................     113,300         1,529,550
 *Interpore International..............................     253,100           964,944
 *Interspeed, Inc......................................       1,600             2,150
 *Interstate National Dealers Services, Inc............      48,500           286,453
 *Intervisual Books, Inc. Class A......................       5,900             8,112
 *Intervoice, Inc......................................      45,602           340,590
 *Intest Corp..........................................      23,000           224,250
 *Intevac, Inc.........................................     112,900           455,128
 *Intrusion.com, Inc...................................      92,300           781,666
 *Inverness Medical Technology, Inc....................     170,200         5,903,813
 Investors Title Co....................................      24,000           271,500
 *Invision Technologies, Inc...........................     119,200           227,225
 *Invivo Corp..........................................      54,700           526,488
 *Iomed, Inc...........................................      34,300           180,075
 *Ion Networks, Inc....................................     145,900            93,467
 *Iridex Corp..........................................      59,300           446,603
 *Isco, Inc............................................     101,341           595,378
 *I-Sector Corporation.................................      35,000            29,531
 *Isle of Capri Casinos, Inc...........................     155,200         1,197,950
 *Isolyser Co., Inc....................................     385,445           457,716
 *I-Stat Corp..........................................     104,300         1,962,144
 *IT Group, Inc .......................................     207,481           829,924
 *ITC Learning Corp....................................      34,500            11,320
 *ITEQ, Inc............................................       7,500               769
 *ITLA Capital Corp....................................      72,300         1,061,906
 *Itron, Inc...........................................     156,000           628,875
 *Ivex Packaging Corp..................................     182,900         1,600,375
 *IVI Checkmate Corp...................................     148,788           362,671
 *J & J Snack Foods Corp...............................      91,200         1,319,550
 *J. Alexander's Corp..................................     120,200           345,575
 *J. Jill Group, Inc...................................     120,100         1,707,672
 *Jackpot Enterprises, Inc.............................      64,575           407,630
 Jacksonville Bancorp, Inc.............................      14,500           204,813
 *Jaclyn, Inc..........................................      23,227            63,874
 *Jaco Electronics, Inc................................      66,209           409,671
 *Jacobson Stores, Inc.................................      54,900           211,880
 *Jakks Pacific, Inc...................................       9,900            75,178
 Jefferson Savings Bancorp, Inc........................      89,000         1,276,594
 *Jennifer Convertibles, Inc...........................      41,000            93,531
 *JFAX.com, Inc........................................     305,000           195,391
 *JLM Industries, Inc..................................      58,700            89,884
 *JMAR Industries, Inc.................................     189,700           752,872
 *Johnson Outdoors, Inc................................      67,100           392,116
 *Jore Corp............................................     103,300           584,291
 *Jos. A. Bank Clothiers, Inc..........................      58,700           227,463
 *Joule, Inc...........................................      42,100            57,888
 *JPM Co...............................................      78,500           107,938
 *JPS Industries, Inc..................................      15,600            63,375
 *JWGenesis Financial Corp.............................      87,150           915,075

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 K Swiss, Inc. Class A.................................      75,800    $    1,821,569
 *K2, Inc..............................................     179,470         1,413,326
 *Kaiser Ventures, Inc.................................      91,500         1,246,688
 *Kaneb Services, Inc..................................     319,000         1,734,563
 Kankakee Bancorp, Inc.................................       1,500            30,938
 *Kasper A.S.L., Ltd...................................      31,800             5,963
 Katy Industries, Inc..................................      76,300           553,175
 Kaye Group, Inc.......................................      46,400           362,500
 *KBK Capital Corp.....................................      30,000           112,500
 *KCS Energy, Inc......................................      52,100           107,456
 *Kellstrom Industries, Inc............................     127,100           421,019
 Kenan Transport Co....................................         200             5,106
 *Kendle International, Inc............................     106,300         1,106,184
 *Kennedy-Wilson, Inc..................................      83,200           345,800
 *Kensey Nash Corp.....................................     162,000         1,554,188
 *Kent Financial Services, Inc.........................      28,556           110,655
 *Kentucky Electric Steel, Inc.........................      19,800            37,434
 Kentucky First Bancorp, Inc...........................       4,500            46,688
 *Keravision, Inc......................................     213,200           129,919
 *Kevco, Inc...........................................      67,700            40,197
 Kewaunee Scientific Corp..............................      20,400           252,450
 *Key Production Co., Inc..............................     114,500         2,762,313
 *Key Technology, Inc..................................      44,700           237,469
 *Key Tronic Corp......................................     133,100           553,197
 *Keystone Automotive Industries, Inc..................     152,800           871,438
 *Keystone Consolidated Industries, Inc................      91,900           206,775
 *kforce.com, Inc......................................     153,000           721,969
 *KFX, Inc.............................................     160,200           310,388
 *Kimmins Corp.........................................      10,833             3,467
 *Kinark Corp..........................................      57,700            57,700
 *Kit Manufacturing Co.................................      12,000            55,500
 Klamath First Bancorp, Inc............................      75,100           870,691
 Knape & Vogt Manufacturing Co.........................      30,688           422,919
 *Knight Transportation, Inc...........................      41,200           679,800
 *Koala Corp...........................................     111,800           733,688
 *Komag, Inc...........................................     536,380           494,475
 *Kos Pharmaceuticals, Inc.............................      18,000           401,625
 *Koss Corp............................................      52,000         1,212,250
 *Krauses Furniture, Inc...............................      50,400            28,350
 *Kroll-O'Gara Co......................................     217,800         1,265,963
 *Krug International Corp..............................      33,465            43,923
 *K-Tel International, Inc.............................      84,500            35,648
 *K-Tron International, Inc............................      63,400         1,170,919
 *Kushner-Locke Co.....................................      63,600            22,856
 *KVH Industries, Inc..................................      61,400           393,344
 *L90, Inc.............................................      53,000           192,953
 *La Jolla Pharmceutical Co............................      89,000           584,063
 *LaBarge, Inc.........................................     221,650           471,006
 *LabOne, Inc..........................................      97,350           623,648
 *Labor Ready, Inc.....................................      82,400           247,200
 *Labtec, Inc..........................................       6,233            48,306
 *Laclede Steel Co.....................................      25,450             2,545
 LaCrosse Footwear, Inc................................      20,400            57,375
 *Ladish Co., Inc......................................     134,000         1,231,125
 *Lakeland Industries, Inc.............................      22,500           112,500
 *Lakes Gaming, Inc....................................      77,300           584,581
 *Lamson & Sessions Co.................................     143,800         1,276,225
 *Lancer Corp..........................................      99,225           520,931
 *Landair Corp.........................................      50,100           178,481
 Landauer, Inc.........................................      90,500         1,683,300

                                                            SHARES             VALUE+
                                                            ------             ------

 *Landec Corp..........................................     144,800    $      538,475
 *Landmark Systems, Inc................................      63,500           186,531
 Landrys Seafood Restaurants, Inc......................     217,600         1,958,400
 *Larscom, Inc.........................................      73,400           301,628
 *Laser Pacific Media Corp.............................      37,600            47,588
 *Laser Vision Centers, Inc............................     126,700           269,238
 *Laserscope...........................................       2,500             2,969
 *LaserSight Corporation...............................     197,700           413,934
 *Lason, Inc...........................................     124,700            63,597
 *Latitude Communications, Inc.........................     113,500           563,953
 *Launch Media, Inc....................................      18,200            54,031
 Lawrence Savings Bank MA..............................      16,200           147,319
 Lawson Products, Inc..................................       4,900           124,797
 *Layne Christensen Co.................................     172,900           675,391
 *Lazare Kaplan International, Inc.....................      80,400           412,050
 LBP, Inc..............................................      27,800            99,906
 *LCA-Vision, Inc......................................     213,515           283,575
 *LCC International, Inc. Class A......................      46,600           514,056
 *LeadingSide, Inc.....................................     114,900            80,789
 *Leapnet, Inc.........................................     178,108           197,589
 *Learn2.com, Inc......................................     272,710           230,099
 *Lechters, Inc........................................     141,800            64,253
 *Lecroy Corp..........................................      84,700         1,193,741
 *Lectec Corp..........................................      26,037            47,599
 Ledger Capital Corp...................................      15,900           157,013
 Lesco, Inc............................................      96,000         1,296,000
 *Level 8 Systems, Inc.................................     122,600           927,163
 Liberty Bancorp, Inc..................................       6,600            56,513
 Liberty Homes, Inc. Class A...........................         200             1,100
 *Life Financial Corp..................................     100,600            59,731
 *Lifecell Corp........................................      88,700           180,172
 *Lifecore Biomedical, Inc.............................     141,000           801,938
 *Lifeline Systems, Inc................................      34,000           442,000
 *Lifemark Corporation.................................      37,133           394,538
 Lifetime Hoan Corp....................................     100,052           684,731
 *Lightning Rod Software, Inc..........................       2,180             2,657
 Lillian Vernon Corp...................................      80,800           727,200
 *Lindal Cedar Homes, Inc..............................      40,777            84,740
 Lindberg Corp.........................................      56,600           449,263
 Lindsay Manufacturer Co...............................      42,500           839,375
 *Lions Gate Entertainment Corp........................      14,327            24,177
 Liqui Box Corp........................................      13,400           531,813
 *Lithia Motors, Inc. Class A..........................      83,200         1,159,600
 *Litronic, Inc........................................       1,400             5,688
 *Littlefield, Adams & Co..............................      16,577               373
 *LLX Resorts, Inc.....................................      15,900            30,806
 *LMI Aerospace, Inc...................................       3,700             7,631
 *Local Financial Corp.................................       2,800            29,400
 *Lodgenet Entertainment Corp..........................      90,200         1,234,613
 *Lodgian, Inc.........................................     180,000           596,250
 *Loews Cineplex Entertainment Corp....................     196,200           147,150
 *Logic Devices, Inc...................................      60,300            81,028
 *Logility, Inc........................................     136,100           244,555
 *Loislaw.com, Inc.....................................     157,000           154,547
 *Lojack Corp..........................................     164,600         1,234,500
 *Lowrance Electronics, Inc............................       2,800             8,400
 LSB Bancshares, Inc. NC...............................      35,571           426,852
 LSI Industries, Inc...................................     143,403         3,047,314
 Luby's Cafeterias, Inc................................     105,550           501,363
 Lufkin Industries, Inc................................      50,900           846,213
 *Lumisy, Inc..........................................      91,500           357,422

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Lund International Holdings, Inc.....................      15,800    $       31,600
 *Lydall, Inc..........................................     153,500         1,477,438
 *Lynch Corp...........................................      29,600         1,413,400
 *Lynch Interactive Corp...............................      59,200         2,752,800
 *Lynx Therapeutics, Inc...............................      19,200           228,600
 *M.H. Meyerson & Co., Inc.............................      76,900           212,677
 *Mace Security International, Inc.....................      63,100            70,988
 *Mac-Gray Corp........................................     119,500           433,188
 *Mackie Designs, Inc..................................     113,200           707,500
 *MacroChem Corp.......................................       3,100             9,494
 *Madden (Steven), Ltd.................................     135,200           988,650
 *Made2Manage Systems, Inc.............................      42,400           109,975
 *Magainin Pharmaceuticals, Inc........................     273,500         1,106,820
 *Magellan Health Services, Inc........................     219,300           644,194
 *Magnetek, Inc........................................     103,400         1,331,275
 *Magnum Hunter Resources, Inc.........................     240,400         1,562,600
 *MAI Systems Corp.....................................      60,707            15,177
 *Mail.com, Inc........................................      28,194            29,075
 *Main Street & Main, Inc..............................      97,525           303,242
 Main Street Bancorp, Inc..............................      35,100           263,250
 Maine Public Service Co...............................      32,700           874,725
 *Mallon Resources Corp................................      74,325           378,593
 *Manatron, Inc........................................         115               478
 *Manchester Equipment Co., Inc........................      84,100           207,622
 *Manning (Greg) Auctions, Inc.........................      40,600           133,219
 *Mapics, Inc..........................................     198,900         1,317,713
 *Mapinfo Corp.........................................      69,750         2,306,109
 *Marine Transport Corp................................      52,000           250,250
 *MarineMax, Inc.......................................      25,050           153,431
 *Marisa Christina, Inc................................      72,200            78,969
 Maritrans, Inc........................................     100,600           704,200
 *Marketing Services, Inc..............................      56,400            86,363
 *MarketWatch.com, Inc.................................       9,900            44,859
 *MarkWest Hydrocarbon, Inc............................      61,100           679,738
 *Marlton Technologies, Inc............................      63,000            55,125
 Marsh Supermarkets, Inc. Class A......................      17,700           281,541
 Marsh Supermarkets, Inc. Class B......................      29,800           384,606
 *Martek Biosciences Corp..............................     113,100         2,113,556
 *Marten Transport, Ltd................................      52,800           620,400
 Massbank Corp. Reading, MA............................      20,933           596,591
 Matec Corp............................................      35,700           267,750
 *Material Sciences Corp...............................     146,100         1,424,475
 *Mathsoft, Inc........................................      40,100            76,441
 *Matlack Systems, Inc.................................      81,350            82,164
 *Matria Healthcare, Inc...............................     363,500           851,953
 *Matritech, Inc.......................................     252,800           940,100
 *Matrix Bancorp, Inc..................................      29,500           193,594
 *Matrix Pharmaceutical, Inc...........................     155,300         2,557,597
 *Matrix Service Co....................................      83,600           465,025
 *Mattson Technology, Inc..............................      80,400           765,056
 Maui Land & Pineapple Company, Inc....................      15,700           376,800
 *Maverick Tube Corp...................................      37,200           471,975
 *Max & Ermas Restaurants, Inc.........................      21,844           195,231
 *Maxco, Inc...........................................      18,800           136,300
 *Maxicare Health Plans, Inc...........................     125,800           123,834
 *Maxwell Shoe Company, Inc............................      84,600           941,175
 *Maxwell Technologies, Inc............................      99,592         1,444,084
 *Maxxam, Inc..........................................      10,900           165,544
 Mayflower Co-Operative Bank Middleboro................         300             2,963

                                                            SHARES             VALUE+
                                                            ------             ------

 *Maynard Oil Co.......................................     103,200    $    1,844,700
 *Mayor's Jewelers, Inc................................     224,900           702,813
 *Mays (J.W.), Inc.....................................       2,700            24,427
 *Mazel Stores, Inc....................................      87,500           262,500
 *MB Financial, Inc....................................      29,900           362,538
 *McClain Industries, Inc..............................      91,066           395,568
 McGrath Rent Corp.....................................      76,200         1,357,313
 *McMoran Exploration Co...............................      64,700           679,350
 *McNaughton Apparel Group, Inc........................      87,300         1,254,938
 *Meade Instruments Corp...............................      62,100           531,731
 *Meadow Valley Corp...................................      20,500            55,734
 Meadowbrook Insurance Group, Inc......................      76,300           343,350
 *Measurement Specialties, Inc.........................      86,100         2,044,875
 *Mechanical Dynamics, Inc.............................      55,900           335,400
 Medford Bancorp, Inc..................................      78,300         1,120,669
 *Media 100, Inc.......................................     108,200           260,356
 *Media Arts Group, Inc................................     128,300           537,256
 *MediaBay, Inc........................................      73,300           130,566
 *Medialink Worldwide, Inc.............................      56,100           361,144
 *Medical Action Industries, Inc.......................      89,000           305,938
 *Medical Advisory Systems, Inc........................      13,500           106,313
 *Medical Alliance, Inc................................      66,100           285,056
 *Medical Resources, Inc...............................      40,175             1,627
 *Medicalcontrol, Inc..................................      21,700           127,488
 *Medicore, Inc........................................      47,500            37,109
 *Medplus, Inc.........................................      51,700           218,109
 *Medstone International, Inc..........................      43,700           241,716
 *MEDTOX Scientific, Inc...............................      16,100           171,063
 *Mercator Software, Inc...............................      15,000            46,406
 Merchants Bancshares, Inc.............................      35,300           844,994
 Merchants Group, Inc..................................      15,700           270,825
 *Mercury Air Group, Inc...............................      67,115           352,354
 Meridian Diagnostics, Inc.............................     151,900           863,931
 Meridian Insurance Group, Inc.........................      44,268         1,269,938
 *Meridian Medical Technology, Inc.....................      30,600           286,875
 *Meridian Resource Corp...............................     433,272         2,626,712
 *Merisel, Inc.........................................          50                16
 *MeriStar Hotels & Resorts, Inc.......................     178,550           412,897
 *Merit Medical Systems, Inc...........................      75,450           440,911
 *Merix Corp...........................................      41,000           802,063
 *Merrimac Industries, Inc.............................      13,565           293,343
 *Mesa Air Group, Inc..................................     390,500         2,068,430
 *Mesa Labs, Inc.......................................      29,700           176,344
 *Mesaba Holdings, Inc.................................      66,700           852,509
 *Messagemedia, Inc....................................     270,800           304,650
 *Mestek, Inc..........................................     118,750         1,989,063
 *Meta Group, Inc......................................     108,800           567,800
 *Metacreations Corp...................................     100,300           473,291
 Metals USA, Inc.......................................     262,300           655,750
 *Metatec Corp. Class A................................      65,100            87,478
 Met-Pro Corp..........................................     151,665         1,649,357
 *Metro Information Services, Inc......................      71,800           417,338
 *Metro One Telecommunications, Inc....................     127,600         2,101,413
 *Metrocall, Inc.......................................     279,863           179,287
 MetroCorp. Bancshares, Inc............................      23,000           192,625
 *Metrologic Instruments, Inc..........................      58,300           470,044
 Metrowest Bank MA.....................................     136,400           797,088
 MFB Corp..............................................       8,500           147,688
 *MFRI, Inc............................................      31,800           106,828
 *MGI Pharma, Inc......................................     124,200         2,468,475
 MI Schottenstein Homes, Inc...........................      75,900         1,821,600

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Michael Anthony Jewelers, Inc........................      74,300    $      134,669
 *Micro Component Technology, Inc......................     111,732           338,688
 *Micro Linear Corp....................................     123,900           375,572
 *Microcide Pharmaceuticals, Inc.......................     149,600           972,400
 MicroFinancial, Inc...................................      32,000           336,000
 *Micrografx, Inc......................................     106,600           124,922
 *Micros to Mainframes, Inc............................      51,000           106,781
 *Microsemi Corp.......................................      77,175         1,849,788
 *Microtest, Inc.......................................      95,600           294,269
 *Micro-Therapeutics, Inc..............................     106,200           574,144
 *Microtouch Systems, Inc..............................      71,200         1,475,175
 *Microware Systems Corp...............................     136,500           106,641
 Midcoast Energy Resources, Inc........................      62,200         1,212,900
 *Middleby Corp........................................     105,000           644,766
 Middlesex Water Co....................................      28,000           821,625
 Midland Co............................................      44,100         1,262,363
 *Midway Airlines Corp.................................      69,600           297,975
 Midwest Banc Holdings, Inc............................      12,700           185,341
 Midwest Grain Products, Inc...........................      76,800           727,200
 Mikasa, Inc...........................................      51,700           849,819
 *Mikohn Gaming Corp...................................      50,150           291,497
 *Milestone Scientific, Inc............................      26,200            42,575
 *Miltope Group, Inc...................................      44,000            37,125
 *MIM Corp.............................................     118,800           172,631
 *Mining Services International Corp...................         400               675
 Minntech Corp.........................................      79,930           517,050
 Minuteman International, Inc..........................      15,400           132,344
 *Miravant Medical Technologies........................      39,100           670,809
 *Misonix, Inc.........................................      25,500           171,328
 Mississippi Chemical Corp.............................     236,369           694,334
 *Mitcham Industries, Inc..............................      96,900           381,544
 *Mitek Systems, Inc...................................      22,300            14,286
 *Mity-Lite, Inc.......................................      43,150           293,959
 *Mobile Mini, Inc.....................................      55,700         1,110,519
 *Mobius Management Systems, Inc.......................     191,300           591,834
 Mocon, Inc............................................      84,975           525,783
 *Modtech Holdings, Inc................................     115,312           749,528
 *Monarch Casino and Resort, Inc.......................      83,400           435,244
 *Monarch Dental Corp..................................      89,800            86,994
 *Monro Muffler Brake, Inc.............................      55,598           502,119
 Monterey Bay Bancorp, Inc.............................      21,975           224,557
 *Monterey Pasta Co....................................     141,900           740,541
 *Moog, Inc. Class A...................................      15,900           405,450
 *Moore Handley, Inc...................................       1,500             1,852
 *Moore Medical Corp...................................      28,000           164,500
 *Morgan's Foods, Inc..................................         600               788
 *Morton Industrial Group, Inc. Class A................      22,645            52,367
 *Morton's Restaurant Group, Inc.......................      54,900         1,128,881
 *Mossimo, Inc.........................................     149,750           360,336
 *Mother's Work, Inc...................................      33,500           293,125
 *Motor Car Parts & Accessories, Inc...................      24,500            24,990
 *Motor Cargo Industries, Inc..........................      10,000            66,875
 *Motor Club of America................................      20,500           196,672
 Movado Group, Inc.....................................      98,400         1,153,125
 *Movie Gallery, Inc...................................     115,400           403,900
 *MS Carriers, Inc.....................................         200             4,013
 *MSC Software Corp....................................     150,800         1,203,384
 *MTI Technology Corp..................................      50,700           298,655
 MTS Systems Corp......................................     210,948         1,318,425
 Mueller (Paul) Co.....................................      26,700           687,525
 *Multi Color Corp.....................................      13,600           131,325

                                                            SHARES             VALUE+
                                                            ------             ------

 *Multiple Zones International, Inc....................     151,800    $      407,963
 *MyPoints.com, Inc....................................         672             1,029
 *N & F Worldwide Corp.................................     183,800           643,300
 *NABI, Inc............................................     303,786         1,461,970
 *Nanometrics, Inc.....................................      57,100           779,772
 *Nanophase Technologies Corp..........................      96,700           936,781
 *Napco Security Systems, Inc..........................      64,100           228,356
 *Napro Biotherapeutics, Inc...........................     210,000         1,479,844
 Nash Finch Co.........................................     109,300         1,383,328
 Nashua Corp...........................................      61,100           278,769
 *Nastech Pharmaceutical Co., Inc......................      73,200           451,781
 *NATCO Group, Inc. Class A............................     206,400         1,522,200
 *Nathans Famous, Inc..................................      52,700           148,219
 *National Beverage Corp...............................     106,900           748,300
 National City Bancorp.................................      76,257         1,239,176
 *National Dentex Corp.................................      37,000           700,688
 *National Equipment Services, Inc.....................     147,900           425,213
 *National Home Centers, Inc...........................      60,000            89,063
 *National Home Health Care Corp.......................      22,283           121,860
 *National Research Corp...............................      52,200           195,750
 *National RV Holdings, Inc............................     114,550         1,045,269
 National Security Group, Inc..........................      10,500           164,063
 National Steel Corp. Class B..........................      55,650            97,388
 National Technical Systems, Inc.......................      88,200           234,281
 *National Techteam, Inc...............................     126,600           383,756
 *NationsRent, Inc.....................................      12,600            22,050
 *Natrol, Inc..........................................     108,200           172,444
 *Natural Alternatives International, Inc..............      51,800           126,263
 *Natural Wonders, Inc.................................      67,600           126,750
 Natures Sunshine Products, Inc........................     175,800         1,181,156
 *Navarre Corp.........................................     159,700           187,148
 *Navidec, Inc.........................................      52,800           122,100
 *Navigant Consulting, Inc.............................     215,800           782,275
 *Navigant International, Inc..........................      95,400           797,484
 *Navigators Group, Inc................................      28,720           376,053
 NBT Bancorp...........................................     119,341         1,674,503
 *Neff Corp. Class A...................................     175,700           318,456
 Nelson (Thomas), Inc..................................     147,000           872,813
 *Neogen Corp..........................................      52,500           380,625
 *NeoMagic Corp........................................     143,100           404,705
 *Neopharm, Inc........................................     100,200         2,802,469
 *Neorx Corp...........................................     160,400         1,100,244
 *Neose Technologies, Inc..............................      71,600         2,112,200
 *Neotherapeutics, Inc.................................     118,300           765,253
 *Neoware Systems, Inc.................................      10,000            14,531
 *Netergy Networks, Inc................................     150,000           356,250
 *Netguru, Inc.........................................      13,600            54,825
 *Netmanage, Inc.......................................     401,300           363,678
 *NetObjects, Inc......................................       2,000             2,406
 *Netopia, Inc.........................................       8,600            37,625
 *NetRadio Corp........................................      85,000            37,188
 *NetSolve, Inc........................................     253,000         1,897,500
 *Netspeak Corp........................................     148,500           714,656
 *Network Commerce, Inc................................     125,300           162,498
 *Network Equipment Technologies, Inc..................     114,900           818,663
 *Network Peripherals, Inc.............................      33,600           225,750
 *Network Six, Inc.....................................         775             1,477
 *Netzee, Inc..........................................      41,600            46,150
 *Neurobiological Technologies, Inc....................      14,600            66,841
 *Neurocrine Biosciences, Inc..........................      55,000         1,596,719

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Neurogen Corp........................................      88,600    $    2,688,456
 *New American Healthcare Corp.........................       9,800               123
 *New Brunswick Scientific Co., Inc....................      59,900           301,372
 *New Century Financial Corp...........................     154,300         1,692,478
 *New Day Runner, Inc..................................      20,480            10,240
 New England Business Services, Inc....................      88,700         1,402,569
 New Hampshire Thrift BancShares, Inc..................         600             7,875
 *New Horizons Worldwide, Inc..........................      89,575         1,405,208
 *New World Coffee - Manhattan Bagel...................      16,800            18,375
 *Newcor, Inc..........................................      86,126           118,423
 *Newmark Homes Corp...................................       5,700            55,931
 Newmil Bancorp, Inc...................................      44,200           435,094
 *Newsedge Corp........................................     164,400           174,675
 *Newtek Capital, Inc..................................       3,400            16,788
 *Nexell Therapeutics, Inc.............................      26,900            89,106
 *NEXIQ Technologies, Inc..............................      51,850           103,700
 *Nexthealth, Inc......................................      54,400           170,000
 *Niagara Corp.........................................      82,500           212,695
 Nitches, Inc..........................................      10,194            56,386
 *NMT Medical, Inc.....................................      97,600           176,900
 NN, Inc...............................................     145,100         1,219,747
 *Nobel Learning Communities, Inc......................      53,600           378,550
 *Nobility Homes.......................................      44,400           283,050
 Noble International, Ltd..............................      33,700           216,944
 Noel Group Inc........................................      39,240               785
 Noland Co.............................................         500             9,125
 *Norstan, Inc.........................................      98,700           228,244
 *North American Scientific, Inc.......................      77,100         1,440,806
 North Central Bancshares, Inc.........................      17,600           306,350
 North Pittsburgh Systems, Inc.........................      21,800           271,819
 Northeast Bancorp.....................................      12,600           103,950
 Northeast Pennsylvania Financial Corp.................       3,250            38,188
 Northern Technologies International...................      26,400           168,300
 *Northfield Laboratories, Inc.........................     128,900         1,196,353
 Northland Cranberries, Inc. Class A...................     175,800           123,609
 Northrim Bank.........................................      31,763           289,837
 Northwest Bancorp, Inc................................       1,600            12,725
 *Northwest Pipe Co....................................      58,000           545,563
 *Novadigm, Inc........................................     123,100         1,054,044
 *Novamed Eyecare, Inc.................................      94,500           155,039
 *Novametrix Medical Systems, Inc......................      91,100           421,338
 *Novavax, Inc.........................................     207,750         1,616,295
 *Noven Pharmaceuticals, Inc...........................      86,300         2,254,588
 *Novitron International, Inc..........................       4,712             9,277
 *NPC International, Inc...............................      25,000           256,250
 *NPS Pharmaceuticals, Inc.............................      71,600         2,778,975
 *NQL, Inc.............................................     163,700           196,952
 *NS Group, Inc........................................     178,200         1,108,404
 *Nstor Technology.....................................     148,200           259,350
 *NTN Communications, Inc..............................     165,391           134,380
 *Nu Horizons Electronics Corp.........................     131,250         1,097,168
 *NuCo2, Inc...........................................      55,100           383,978
 *Number Nine Visual Technology Corp...................      50,400               882
 *Numerex Corp. Class A................................     102,600           807,975
 *Nutraceutical International Corp.....................      52,800            99,000
 *Nutramax Products, Inc...............................      44,000             1,870
 *Nx Networks, Inc.....................................     229,000           243,313
 *NYFIX, Inc...........................................      37,900           939,209

                                                            SHARES             VALUE+
                                                            ------             ------

 Nymagic, Inc..........................................      71,100    $    1,239,806
 *NZ Corp..............................................      59,500           245,438
 *O.I. Corp............................................      25,900            84,984
 Oak Hill Financial, Inc...............................      12,200           194,819
 Oakwood Homes Corp....................................     448,600           224,300
 *OAO Technology Solutions, Inc........................     183,600           321,300
 *Obie Media Corporation...............................      35,000           191,953
 *Objective Systems Integrators, Inc...................     266,037         4,663,961
 OceanFirst Financial Corp.............................      12,500           261,328
 *O'Charleys, Inc......................................     127,375         2,201,199
 *Odwalla, Inc.........................................      52,600           530,931
 *Offshore Logistics, Inc..............................      29,100           535,622
 Oglebay Norton Co.....................................      50,000         1,142,188
 *Ohio Art Co..........................................       3,600            22,275
 Oil-Dri Corp. of America..............................      60,900           470,072
 *Old Dominion Freight Lines, Inc......................      73,000           725,438
 *Olympic Steel, Inc...................................      94,200           223,725
 *Omega Protein Corp...................................     175,600           274,375
 *Omega Research, Inc..................................     212,500           385,156
 *Omega Worldwide, Inc.................................     106,000           235,188
 *Omni Nutraceuticals, Inc.............................     232,100           304,051
 *Omnova Solutions, Inc................................      15,900            78,506
 *Omtool, Ltd..........................................     111,500           216,031
 *On Assignment, Inc...................................      23,100           569,559
 *On Technology Corp...................................     124,400            89,413
 *One Price Clothing Stores, Inc.......................      91,700            83,103
 Oneida, Ltd...........................................      10,500           133,875
 *On-Point Technology Systems Inc......................      14,266            32,099
 *Ontrack Data International, Inc......................     144,400           859,631
 *Onyx Acceptance Corp.................................      67,700           238,008
 *Onyx Pharmacueticals, Inc............................     115,200         1,598,400
 *Open Market, Inc.....................................      15,100            21,470
 *Open Plan Systems, Inc...............................       3,200             5,200
 *Opinion Research Corp................................      15,500            98,813
 *Opta Food Ingredients, Inc...........................     103,700           126,384
 *Opti, Inc............................................     121,300           481,409
 *Optical Sensors, Inc.................................       6,800             1,063
 *OptiCare Health Systems, Inc.........................       1,800               675
 *OpticNet, Inc........................................      35,550                 0
 *Optika Imaging Systems, Inc..........................      93,600            92,138
 *Option Care, Inc.....................................      73,600           464,600
 *OraSure Technologies, Inc............................     138,200           902,619
 *Oratec Interventions, Inc............................     109,200           900,900
 *Orbit International Corp.............................       9,333             4,083
 *ORBIT/FR, Inc........................................      26,800            56,113
 Oregon Steel Mills, Inc...............................     192,100           300,156
 Oregon Trail Financial Corp...........................      21,500           287,563
 *Oriole Homes Corp. Class A Convertible...............      66,300           101,522
 *Oriole Homes Corp. Class B...........................      23,700            26,663
 *Orleans Homebuilders, Inc............................     101,400           215,475
 *Oroamerica, Inc......................................      54,000           411,750
 *Orphan Medical, Inc..................................      83,335         1,101,585
 *OrthAlliance, Inc....................................      73,100           207,878
 *Orthologic Corp......................................     306,600           814,406
 *Osage Systems Group, Inc.............................       1,500               422
 Oshkosh B'Gosh, Inc. Class A..........................      12,700           252,809
 *Oshman's Sporting Goods, Inc.........................      52,500           492,188
 *OSI Systems, Inc.....................................     106,900           544,522
 *Osicom Technologies, Inc.............................      10,200           152,363
 *Osmonics, Inc........................................     130,100           967,619

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Osteotech, Inc.......................................     183,325    $      744,758
 *Ostex International, Inc.............................      23,400            49,359
 *OTR Express, Inc.....................................      16,600             5,706
 Ottawa Financial Corp.................................      59,949         1,731,027
 *Outlook Group Corp...................................      39,800           236,313
 *Outsource International, Inc.........................      55,000            36,953
 *Overland Data........................................     103,500           708,328
 Owosso Corp...........................................      55,600            90,350
 Oxford Industries, Inc................................      73,300         1,200,288
 *Oxigene, Inc.........................................     125,700         1,072,378
 *Oxis International, Inc..............................       8,600             6,181
 *OYO Geospace Corp....................................       3,300            61,669
 *P&F Industries, Inc. Class A.........................         600             3,581
 *Pacific Aerospace and Electronics, Inc...............      57,100            43,717
 *Pacific Gateway Exchange, Inc........................      94,300            14,734
 *Packaged Ice, Inc....................................     140,300           280,600
 *Palatin Technologies, Inc............................       1,937             7,748
 *PAM Transportation Services, Inc.....................      48,550           386,124
 *Pameco Corp..........................................      23,133            42,651
 Pamrapo Bancorp, Inc..................................      18,200           353,763
 *Panavision, Inc......................................      13,000            78,813
 *Pancho's Mexican Buffet, Inc.........................      15,866            50,573
 *Panera Bread CO......................................     100,900         2,188,269
 *Panja, Inc...........................................     105,300           549,534
 *Par Technology Corp..................................      81,800           163,600
 *Paracelsus Healthcare Corp...........................       4,295                73
 *Paragon Technologies, Inc............................      41,625           306,984
 *Parallel Petroleum Corp..............................     138,700           446,441
 *Paravant, Inc........................................      97,200           224,775
 Paris Corp............................................         200               378
 Park Bancorp, Inc.....................................         800            10,225
 Park Electrochemical Corp.............................       7,800           276,413
 *Park-Ohio Holdings Corp..............................     147,225           754,528
 Parkvale Financial Corp...............................      69,195         1,440,121
 *Parlex Corp..........................................      45,000           540,000
 *Parlux Fragrances, Inc...............................     108,200           204,566
 *Patient Infosy.......................................       4,900             1,446
 Patina Oil & Gas Corp.................................     126,389         2,267,103
 Patrick Industries, Inc...............................      50,100           259,894
 Patriot Bank Corp.....................................      56,500           346,063
 *Patriot Transportation Holding, Inc..................      31,700           509,181
 Paula Financial, Inc..................................      53,100            89,606
 *Paul-Son Gaming Corp.................................      32,800            45,100
 *Payless Cashways, Inc................................       2,136             2,336
 *PBOC Holdings, Inc...................................     153,100         1,373,116
 *PCD, Inc.............................................      30,500           251,625
 *pcOrder.com, Inc.....................................       1,100             6,566
 *Peapod, Inc..........................................     176,500           372,305
 *Pediatric Services of America, Inc...................      51,200           225,600
 *Pediatrix Medical Group, Inc.........................      93,200         1,631,000
 Peerless Manufacturing Co.............................       9,250           128,633
 *Peerless Systems Corp................................     101,700           100,111
 *Pegasystems, Inc.....................................     101,300           395,703
 *Pemco Aviation Group, Inc............................         250             3,375
 Penford Corp..........................................      56,400           560,475
 Penn Engineering & Manufacturing Corp. Class A........      33,600         1,113,000
 Penn Engineering & Manufacturing Corp. Non-voting.....     100,800         3,836,700
 *Penn National Gaming, Inc............................     102,800         1,657,650

                                                            SHARES             VALUE+
                                                            ------             ------

 *Penn Traffic Company.................................       1,922    $        7,508
 *Penn Treaty American Corp............................      74,800         1,252,900
 Penn Virginia Corp....................................      74,200         2,017,313
 *Pennaco Energy, Inc..................................      28,400           328,375
 Penn-America Group, Inc...............................      75,000           520,313
 Pennfed Financial Services, Inc.......................      78,100         1,068,994
 *Pentacon, Inc........................................     117,600           132,300
 *Penwest Pharmaceuticals Company......................     130,900         1,178,100
 Peoples Bancorp, Inc..................................         400             5,963
 Peoples Bancshares, Inc. Massachusetts................      30,000           421,875
 *Perceptron, Inc......................................      80,050           176,360
 *Performance Technologies, Inc........................     139,775         2,087,889
 *Perini Corp..........................................      55,200           207,000
 *Perry Ellis International, Inc.......................      69,000           368,719
 *Per-Se Technologies, Inc.............................       2,200             5,947
 *Personnel Group of America, Inc......................     173,200           368,050
 *Pervasive Software, Inc..............................     117,200           194,113
 *Petrocorp, Inc.......................................      37,100           357,088
 *Petroglyph Energy, Inc...............................      32,900            88,933
 *Petroleum Development Corp...........................     165,300           862,659
 PFF Bancorp, Inc......................................      21,000           377,344
 *Pfsweb, Inc..........................................      23,268            17,087
 *Pharmaceutical Resources, Inc........................     259,635         1,590,264
 *Pharmacopeia, Inc....................................       6,700           145,097
 *Pharmanetics, Inc....................................      85,400         1,027,469
 *Pharmchem Laboratories, Inc..........................      51,900           180,839
 *Phar-Mor, Inc........................................     105,200           105,200
 *Pharmos Corp.........................................      88,000           191,125
 *Philadelphia Consolidated Holding Corp...............      84,100         2,281,213
 Phillips-Van Heusen Corp..............................     135,300         1,741,988
 *Phoenix Gold International, Inc......................      13,500            21,938
 *Phoenix International, Ltd...........................      75,950            80,697
 *Phoenix Technologies, Ltd............................      14,430           206,078
 *Photo Control Corp...................................       1,000             2,406
 *Photoelectron Corp...................................      26,200           104,800
 *Photon Dynamics, Inc.................................      15,000           335,156
 *PhotoWorks, Inc......................................     189,375           266,309
 *Physiometrix, Inc....................................         200             3,244
 Piccadilly Cafeterias, Inc............................      99,500           161,688
 *Pico Holdings, Inc...................................      83,771         1,007,870
 *Picturetel Corp......................................     220,700           972,459
 *Pierre Foods, Inc....................................      54,800            73,638
 *Pillowtex Corp.......................................      66,300            33,150
 *Pilot Network Services, Inc..........................      71,700            98,588
 Pinnacle Bancshares, Inc..............................         700             4,900
 *Pinnacle Global Group, Inc...........................       4,950            20,573
 Pitt-Des Moines, Inc..................................      72,900         2,332,800
 Pizza Inn, Inc........................................      39,700           101,111
 *PJ America, Inc......................................      48,600           346,275
 *Planar Systems, Inc..................................     106,000         2,404,875
 *PlanetCAD, Inc.......................................      81,250            91,406
 *Plato Learning, Inc..................................      79,000         1,429,406
 *Play By Play Toys and Novelties, Inc.................      63,300            39,563
 *Pliant Systems, Inc..................................      86,600           250,328
 *PLM International, Inc...............................      56,800           124,250
 *Plymouth Rubber, Inc. Class A........................         900             5,344
 *Plymouth Rubber, Inc. Class B........................           5                15
 PMR Corp..............................................      64,200           110,344
 Pocahontas Bancorp, Inc...............................      55,000           395,313

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

                                                            SHARES             VALUE+
                                                            ------             ------
 *Point West Capital Corp..............................      27,000    $       31,219
 *Polymedica Industries, Inc...........................      13,850           318,117
 Polymer Group, Inc....................................       1,000             5,625
 *Polyvision Corp......................................      49,750            68,406
 *Pomeroy Computer Resource, Inc.......................     111,849         1,516,952
 Pope & Talbot, Inc....................................      95,200         1,273,300
 *Porta Systems Corp...................................      67,190            41,994
 *Possis Medical, Inc..................................     172,500           948,750
 *Powell Industries, Inc...............................      53,300           559,650
 *Powercerv Corp.......................................     115,700            54,234
 *PPT Vision, Inc......................................      50,000           203,125
 *Prandium, Inc........................................     204,111            17,043
 Premier Financial Bancorp.............................       6,600            40,425
 *Premier Laser Systems, Inc. Class A..................      47,300               710
 Premier National Bancorp..............................      50,166         1,040,945
 *Previo, Inc..........................................      14,950            58,866
 *Pricesmart, Inc......................................       5,400           158,963
 *Prima Energy Corp....................................      52,300         1,979,228
 *Prime Medical Services, Inc..........................     168,700           996,384
 Primesource Corp......................................      48,543           226,028
 *Primix Solutions, Inc................................     102,000           127,500
 *Princeton Video Image, Inc...........................      69,100           200,822
 *Printronix, Inc......................................      67,350           580,894
 *Printware, Inc.......................................       7,800            17,794
 *Procom Technology, Inc...............................      59,900           759,981
 *Professional Bancorp, Inc............................      19,300           142,338
 *Professionals Group, Inc.............................      29,500           711,688
 *Progenics Pharmaceuticals, Inc.......................      66,400         1,556,250
 *Programmers Paradise, Inc............................      52,100           146,531
 Progress Financial Corp...............................      57,346           476,689
 *Prophet 21, Inc......................................      16,200           117,956
 *ProsoftTraining.com..................................       7,600            64,006
 *Protection One, Inc..................................     106,400            99,750
 *Provant, Inc.........................................      44,600           302,444
 Provena Foods, Inc....................................         200               356
 Providence & Worcester Railroad Co....................       6,500            39,406
 Provident Bancorp, Inc................................      12,800           205,600
 Provident Bankshares Corp.............................         138             2,596
 *Provident Financial Holdings, Inc....................      35,900           665,272
 *Proxymed, Inc........................................     131,500           129,445
 *PRWW, Ltd............................................      57,100           339,031
 *PSC, Inc.............................................     129,900           202,969
 Psychemedics Corp.....................................     199,159           995,795
 *PTEK Holdings, Inc...................................     211,546           409,870
 *PubliCARD, Inc.......................................       3,200             7,000
 Pulaski Financial Corp................................      15,200           150,100
 *Pure Resources, Inc..................................      19,495           343,599
 *Pure World, Inc......................................      76,430           126,587
 *PW Eagle, Inc........................................      12,900            96,750
 PXRE Group, Ltd.......................................      27,500           374,688
 Pyramid Breweries, Inc................................      36,800            79,350
 *Qad, Inc.............................................     173,100           313,744
 *QC Optics, Inc.......................................       5,300             3,975
 *QEP Co., Inc.........................................      15,000            72,188
 *QRS Corp.............................................      11,400            82,472
 *Quad Systems Corp....................................      35,700            21,197
 *QuadraMed Corp.......................................     192,337           210,369
 Quaker Chemical Corp..................................      75,500         1,349,563
 *Quaker City Bancorp, Inc.............................      27,956           573,098
 *Quaker Fabric Corp...................................     155,350           640,819
 *Quality Dining, Inc..................................     108,300           280,903

                                                            SHARES             VALUE+
                                                            ------             ------

 *Quality Systems, Inc.................................      52,900    $      419,894
 *Quentra Network Systems, Inc.........................     166,898            88,665
 *Questcor Pharmaceuticals, Inc........................     129,800           113,575
 *Questron Technology, Inc.............................      13,100            44,827
 *Quicklogic Corp......................................     184,200         1,283,644
 *Quicksilver Resources, Inc...........................       2,500            20,313
 *Quidel Corp..........................................     268,800         1,335,600
 *Quigley Corp.........................................      55,500            47,695
 *Quipp, Inc...........................................      14,300           352,138
 Quixote Corp..........................................      73,000         1,209,063
 *Quokka Sports, Inc...................................      24,000            33,000
 *R & B, Inc...........................................      73,300           142,019
 *Racing Champions Corp................................      91,100           105,334
 *Radiance Medical Systems, Inc........................     126,988           734,149
 *Radiant Systems, Inc.................................      16,550           332,552
 *Radiologix, Inc......................................     180,000         1,226,250
 *Radyne ComStream, Inc................................      71,000           348,344
 *Rag Shops, Inc.......................................      34,650            79,045
 *Railamerica, Inc.....................................     203,166         1,225,345
 *RailWorks Corp.......................................      65,300           124,478
 *Rainbow Rentals, Inc.................................      51,400           330,888
 *Rainbow Technologies, Inc............................     138,900         2,374,322
 *Ramsay Youth Services, Inc...........................      52,722            58,488
 *Ramtron International Corp...........................     185,100           957,314
 *Range Resources Corp.................................     414,700         1,710,638
 *Rare Hospitality International, Inc..................     123,336         3,187,465
 Raven Industries, Inc.................................      74,150         1,197,986
 *Ravisent Technologies, Inc...........................      42,200            78,466
 *Rawlings Sporting Goods, Inc.........................      91,400           516,981
 *Raytech Corp. DE.....................................      27,795            57,327
 *Raytel Med Corp......................................      59,900            54,284
 *RCM Technologies, Inc................................      99,900           452,672
 *RDO Equipment Co. Class A............................      51,400           112,438
 *Reading Entertainment, Inc...........................      43,000           106,156
 *Read-Rite Corp.......................................     193,300           625,205
 *Recoton Corp.........................................     115,500         1,010,625
 *Redhook Ale Brewery, Inc.............................      66,100           104,314
 Redwood Empire Bancorp................................      27,000           578,813
 *Reeds Jewelers, Inc..................................      23,990            32,986
 *Refac................................................      45,897           117,611
 *Regent Communications, Inc...........................     569,000         2,702,750
 *Rehabcare Group, Inc.................................      78,700         3,403,775
 *Rehabilicare, Inc....................................      98,300           248,822
 *Reliability, Inc.....................................     120,000           341,250
 *Reliv International, Inc.............................      68,260           108,789
 *Relm Wireless Corp...................................      50,941            44,573
 *RemedyTemp, Inc......................................      70,500           632,297
 *Remington Oil & Gas Corp.............................     221,960         1,890,128
 *Renaissance Worldwide, Inc...........................     209,900           183,663
 *Rentrak Corp.........................................     109,200           290,063
 *Repligen Corp........................................     242,500           992,734
 *Reptron Electronics, Inc.............................      70,700           525,831
 Republic Bancorp, Inc. Class A........................      35,600           226,950
 *Republic Bankshares, Inc.............................     114,240         1,006,740
 *Republic First Bancorp, Inc..........................      45,468           181,162
 *Res-Care, Inc........................................      34,300           144,167
 *Research, Inc........................................      25,250           104,156
 *ResortQuest International, Inc.......................     167,700         1,173,900
 Resource America, Inc.................................     191,880         1,574,016
 Resource Bancshares Mortgage Group, Inc...............     106,800           620,775

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

                                                            SHARES             VALUE+
                                                            ------             ------
 *Restoration Hardware, Inc............................     103,500    $      181,125
 *Rex Stores Corp......................................      65,100           972,431
 *Rexhall Industries, Inc..............................      18,200            92,138
 *RF Monolithics, Inc..................................      91,700           412,650
 *Ribozyme Pharmaceuticals.............................      79,600         1,146,738
 Richardson Electronics, Ltd...........................     106,000         1,305,125
 *Richton International Corp...........................       2,000            39,000
 *Riddell Sports, Inc..................................      66,982           209,319
 *Right Management Consultants, Inc....................      52,850           629,245
 *Right Start, Inc.....................................      49,400            57,119
 *Rightchoice Managed Care, Inc. Class A...............      28,100           816,656
 *Rimage Corp..........................................      96,125           850,105
 *Riverside Group, Inc.................................       1,300             2,275
 Riverview Bancorp, Inc................................      34,400           283,800
 *Riviera Holdings Corporation.........................      22,100           157,463
 *Riviera Tool Co......................................       7,000            14,875
 *RMH Teleservices, Inc................................      85,500         1,245,094
 *Roadhouse Grill, Inc.................................      66,000           146,438
 Roanoke Electric Steel Corp...........................     101,600         1,025,525
 *Robinson Nugent, Inc.................................      58,700         1,113,466
 *Robocom Systems, Inc.................................       1,100               859
 *Robotic Vision Systems, Inc..........................     184,845           661,399
 *Rochester Medical Corp...............................      49,200           289,050
 *Rock of Ages Co......................................      37,000           154,938
 *Rocky Mountain Chocolate Factory.....................      25,000            85,156
 *Rocky Shoes & Boots, Inc.............................      38,900           167,756
 *Rofin-Sinar Technologies, Inc........................     131,200         1,139,800
 *Rogers Corp..........................................      44,000         1,600,500
 *Rogue Wave Software, Inc.............................     117,000           511,875
 *Rohn Industries, Inc.................................     459,000         1,699,734
 *Rottlund, Inc........................................      19,250            84,219
 Rouge Industries, Inc. Class A........................     131,100           245,813
 Rowe Furniture Corp...................................     130,968           368,348
 *RoweCom, Inc.........................................       1,500             1,594
 *Royal Appliance Manufacturing Co.....................     210,900         1,054,500
 Royal Bancshares of Pennsylvania Class A..............      13,482           204,337
 *Royal Energy, Inc....................................      20,600            88,194
 Royal Gold, Inc.......................................     170,900           437,931
 *Royal Precision, Inc.................................       8,700            20,934
 RPC, Inc..............................................      76,300           972,825
 *RTI International Metals, Inc........................      92,400         1,206,975
 *RTW, Inc.............................................      98,400           412,050
 *Rubio's Restaurants, Inc.............................      39,000           199,875
 *Rural/Metro Corp.....................................     115,100           223,006
 *Rush Enterprises, Inc................................      60,500           237,273
 *RWD Technologies, Inc................................     102,000           371,344
 Ryerson Tull, Inc.....................................       7,100            53,250
 *S&K Famous Brands, Inc...............................      43,900           300,441
 *SafeNet, Inc.........................................      60,700         2,285,734
 *Safety Components International, Inc.................      41,100             1,233
 *Saga Communications, Inc. Class A....................      23,313           355,523
 *SAGA Systems, Inc....................................     110,000         1,230,625
 *Sage, Inc............................................      10,488           160,925
 *Salient 3 Communications, Inc. Class A...............      45,000            99,844
 *Sames Corp...........................................      61,400           832,738
 *Samsonite Corp.......................................      53,000           136,641
 *San Filippo (John B.) & Son, Inc.....................      67,400           248,538
 Sanderson Farms, Inc..................................     128,700           921,009

                                                            SHARES             VALUE+
                                                            ------             ------

 *Sangstat Medical Corp................................       4,400    $       34,650
 *Santa Cruz Operation, Inc............................     265,100           443,214
 *Satcon Technology Corp...............................      69,700           729,672
 *Saucony, Inc. Class A................................      56,700           559,913
 *Saucony, Inc. Class B................................      63,800           606,100
 *SBE, Inc.............................................      37,700           226,200
 *SBS Technologies, Inc................................      83,600         2,325,125
 *ScanSoft, Inc........................................     270,807           245,419
 *ScanSource, Inc......................................      39,500         1,909,578
 *SCC Communications Corp..............................     122,300           657,363
 Schawk, Inc. Class A..................................     194,600         1,690,588
 *Scheid Vineyards, Inc................................      14,500            48,031
 *Scherer Healthcare, Inc..............................         200               625
 *Schick Technologies, Inc.............................      47,200            42,716
 *Schieb (Earl), Inc...................................      74,800           215,050
 *Schlotzskys, Inc.....................................      64,700           225,439
 *Schmitt Industries, Inc..............................      71,100           159,975
 Schnitzer Steel Industries, Inc. Class A..............      56,900           803,713
 *Schuff Steel Company.................................      53,200           159,600
 *Schuler Homes, Inc...................................     175,400         1,616,969
 Schultz Sav-O Stores, Inc.............................      60,000           652,500
 Schweitzer-Maudoit International, Inc.................      68,000         1,181,500
 *Sciclone Pharmaceuticals, Inc........................     132,000           525,938
 Scientific Technologies, Inc..........................      38,400           285,600
 *Scios-Nova, Inc......................................     313,200         6,136,763
 Scope Industries, Inc.................................      18,650           871,888
 SCPIE Holdings, Inc...................................       3,900            81,169
 *Seachange International, Inc.........................      91,800         2,140,088
 Seacoast Banking Corp. Class A........................      22,100           540,069
 Seacoast Financial Services Corp......................      78,329           773,499
 *Secom General Corp...................................       1,000             2,266
 Second Bancorp, Inc...................................      23,200           370,475
 *Secure Computing Corp................................     133,400         1,563,281
 *Security Associates International, Inc...............       9,700            16,975
 *SED International Holdings, Inc......................      77,300            99,041
 *Sedona Worldwide, Inc................................      11,563             1,070
 *SEEC, Inc............................................      53,900           137,277
 *Segue Software, Inc..................................     106,600           356,444
 *Seitel, Inc..........................................     128,800         1,803,200
 Selas Corp. of America................................      48,000           159,000
 *Select Comfort Corp..................................     159,500           316,508
 SEMCO Energy, Inc.....................................      65,020         1,024,065
 *Semitool, Inc........................................     168,100         1,807,075
 *SEMX Corp............................................      61,200           275,400
 *Seneca Foods Corp. Class A...........................         200             2,575
 *Seneca Foods Corp. Class B...........................       6,800            88,400
 *Sensory Science Corp.................................     124,500            77,813
 *SeraCare, Inc........................................      52,800           184,800
 *SeraNova, Inc........................................      68,800           205,325
 *Serologicals Corp....................................      55,625           531,914
 *Servotronics, Inc....................................      24,804            80,613
 Sevenson Environmental Services, Inc..................      14,608           172,557
 *Shared Technologies Cellular, Inc....................      24,600             8,841
 *Sharper Image Corp...................................     108,500         1,807,203
 *Sheffield Medical Technologies, Inc..................     253,400           886,900
 *Sheldahl, Inc........................................     112,600           339,559
 *Shells Seafood Restaurants, Inc......................      25,500            17,659
 *Shiloh Industries, Inc...............................     123,900           592,397
 *Shoe Carnival, Inc...................................     152,400           676,275

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Shoe Pavilion, Inc...................................       5,700    $       10,153
 *Sholodge, Inc........................................      52,300           281,113
 *Shop At Home, Inc....................................     145,500           179,602
 *Shopko Stores, Inc...................................      15,000            90,938
 Shoreline Financial Corp..............................      41,068           523,617
 *Shuffle Master, Inc..................................      76,800         1,612,800
 Siebert Financial Corp................................      24,400           111,706
 *Sierra Health Services, Inc..........................     292,000           857,750
 *SierraCities.com, Inc................................     160,000           420,000
 Sifco Industries, Inc.................................      46,275           231,375
 *Sight Resource Corp..................................      27,500             2,613
 *Sigma Designs, Inc...................................     186,100           366,384
 *Sigmatron International, Inc.........................      18,200            30,713
 *Signal Technology Corp...............................      84,200         1,020,925
 *Signature Eyewear, Inc...............................      23,300            16,383
 *Silverleaf Resorts, Inc..............................     126,200           354,938
 *Simione Central Holdings, Inc........................      33,815            83,692
 Simmons First National Corp. Class A..................      32,650           630,553
 *Simon Transportation Services, Inc...................      38,100           209,550
 Simpson Industries, Inc...............................     195,100         2,469,234
 *Simula, Inc..........................................     106,100           271,881
 *Sitel Corp...........................................     146,200           338,088
 *Sizzler International, Inc...........................     258,824           388,236
 SJNB Financial Corp...................................      11,500           399,625
 Skyline Corp..........................................      34,800           706,875
 *SkyMall, Inc.........................................     100,600           136,753
 SL Industries, Inc....................................      96,685         1,051,449
 *Smart & Final Food, Inc..............................      10,800            83,025
 *SMC Corp.............................................      52,700           131,750
 *Smith Micro Software, Inc............................     124,200           180,478
 *Smith-Gardner & Associates, Inc......................       1,700             4,330
 *Smithway Motor Express Corp. Class A.................      36,100            66,559
 *Socrates Technolgies Corp............................      42,700             2,562
 *Softnet Systems, Inc.................................      43,900            91,916
 *Software Spectrum, Inc...............................      36,700           291,306
 *Sola International, Inc..............................     204,500           741,313
 *Somnus Medical Technologies, Inc.....................      26,500            24,430
 Sonesta International Hotels Corp. Class A............         400             3,725
 *Sonic Foundry, Inc...................................     306,900           872,747
 *Sonic Solutions......................................     118,150           191,994
 *Sonus Pharmaceuticals, Inc...........................     102,800            73,888
 *SOS Staffing Services, Inc...........................     123,800           220,519
 *Sound Advice, Inc....................................      63,325           439,317
 *Source Information Management, Inc...................      76,000           394,250
 *Source Media, Inc....................................     165,600           225,113
 *Southern Energy Homes, Inc...........................     127,125           139,043
 *Southwall Technologies, Inc..........................      74,600           456,925
 Southwest Bancorp, Inc................................      24,100           323,844
 Southwest Water Co....................................      59,104           797,904
 Southwestern Energy Co................................     118,100           907,894
 *Spacehab, Inc........................................     100,200           324,084
 *Spacelabs Medical, Inc...............................      96,000         1,293,000
 Span-American Medical System, Inc.....................      40,500           158,203
 Spartan Motors, Inc...................................     119,300           331,803
 *Spartan Stores, Inc..................................      55,700           332,459
 *Sparton Corp.........................................      74,500           353,875
 *Special Metals Corp..................................      29,900            80,356
 *Specialty Catalog Corp...............................       2,200             4,297
 *SpectraLink Corp.....................................     193,900         1,714,803

                                                            SHARES             VALUE+
                                                            ------             ------

 *Spectranetics Corp...................................     244,102    $      389,038
 *Spectrian Corp.......................................     108,400         1,277,088
 *Spectrum Control, Inc................................     119,000         1,424,281
 *SpectRx, Inc.........................................      58,600           479,788
 *SPEEDUS.COM, Inc.....................................       1,400             1,597
 *Speizman Industries, Inc.............................      28,900            16,708
 *Spinnaker Industries, Inc............................      32,000           266,000
 *Spire Corp...........................................      56,200           456,625
 *Sport Chalet, Inc....................................      56,500           367,250
 *Sport Supply Group, Inc..............................      69,800           113,425
 *Sport-Haley, Inc.....................................      32,100           142,444
 *Sports Authority, Inc................................     275,300           498,981
 *Sports Club Co., Inc.................................     142,200           471,038
 *Sportsman's Guide, Inc...............................      43,300            36,534
 *SPSS, Inc............................................      75,100         1,203,947
 *SRS Labs, Inc........................................     130,100           561,056
 *SS&C Technologies, Inc...............................      54,900           291,656
 *SSE Telecom, Inc.....................................      64,900            64,900
 St. Francis Capital Corp..............................      95,800         1,284,319
 St. Joseph Light & Power Co...........................      91,100         1,850,469
 St. Mary Land & Exploration Co........................      32,300           743,909
 *Staar Surgical Co....................................     113,875         1,576,457
 *Staff Leasing, Inc...................................     214,900           785,728
 *Stage II Apparel Corp................................      14,600             6,388
 *Stage Stores, Inc....................................      34,600             1,471
 *Standard Automotive Corp.............................      31,300           113,463
 Standard Commercial Corp..............................     113,408           559,952
 *Standard Management Corp.............................      72,815           250,302
 *Standard Microsystems Corp...........................     130,300         2,561,209
 Standard Motor Products, Inc. Class A.................      59,300           411,394
 Standex International Corp............................       2,600            51,025
 *Stanley Furniture, Inc...............................      76,800         1,663,200
 *Star Buffet, Inc.....................................      16,400            46,894
 *Star Multi Care Services, Inc........................      12,410             8,532
 *Star Struck, Ltd.....................................         500               813
 *STAR Telecommunications, Inc.........................      71,700            69,459
 *Starcraft Corp.......................................      16,500            43,313
 *Starmet Corp.........................................     126,100           132,011
 Starrett (L.S.) Co. Class A...........................      37,200           781,200
 *Startec Global Communications Corp...................      61,700           206,309
 State Financial Services Corp. Class A................      80,632           676,553
 Steel Technologies, Inc...............................     102,000           545,063
 *SteelCloud Co........................................      80,800            74,488
 *Steinway Musical Instruments, Inc....................      82,000         1,455,500
 *Stemcells, Inc.......................................     132,600           362,578
 Stepan Co.............................................      35,200           726,000
 Stephan Co............................................      33,500           100,500
 *Stericycle, Inc......................................      37,500         1,238,672
 *Sterile Recoveries, Inc..............................      34,000           524,875
 Sterling Bancorp......................................     173,712         3,300,528
 Sterling Financial Corp...............................       1,300            21,409
 *Sterling Financial Corp. WA..........................      99,240         1,085,438
 Stewart Information Services Corp.....................      60,600           912,788
 Stifel Financial Corp.................................      64,271           747,150
 *STM Wireless, Inc. Class A...........................      82,700           326,923
 *Stockwalk.com Group, Inc.............................      41,527           119,390
 *Stone & Webster, Inc.................................      21,400            24,878
 *Storage Computer Corp................................     122,992           903,991
 *Stratasys, Inc.......................................      31,700           113,922

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Strategic Diagnostics, Inc...........................     178,800    $      547,575
 *Strategic Distribution, Inc..........................     294,200           119,519
 *Stratesec, Inc.......................................       9,600            15,000
 *Strattec Security Corp...............................      40,900         1,354,813
 *Stratus Properties, Inc..............................     110,200           518,284
 *Strawbridge and Clothier Liquidating Trust...........       5,200               735
 *Strouds, Inc.........................................      72,800             2,912
 *Student Advantage, Inc...............................      15,000            55,781
 *STV Group, Inc.......................................      35,000           261,406
 *Styleclick, Inc. Class A.............................      86,800           257,688
 *Suburban Lodges of America, Inc......................     127,500           800,859
 *Success Bancshares, Inc..............................      15,100           179,784
 *Successories, Inc....................................      59,600           108,956
 Suffolk Bancorp.......................................      34,200           995,006
 *Summa Industries, Inc................................      33,100           365,134
 Summit Bancshares, Inc................................      32,900           637,438
 Summit Bank Corp......................................       1,500            24,469
 *Sun Bancorp, Inc.....................................     135,220         1,233,883
 Sun Hydraulics, Inc...................................      12,600            85,050
 *Sunair Electronics, Inc..............................      34,300            72,888
 *Sunburst Hospitality Corp............................      69,000           483,000
 *Sundance Homes, Inc..................................      50,000             3,125
 *Sunquest Information Systems, Inc....................     137,600         1,384,600
 *Sunrise Medical, Inc.................................     209,300         2,053,756
 *SunSource, Inc.......................................      24,650            78,572
 *Superconductor Technologies, Inc.....................      52,050           234,225
 *Superior Consultant Holdings Corp....................      99,400           335,475
 *Superior Energy Services, Inc........................      11,900           106,728
 Superior Surgical Manufacturing Co., Inc..............      90,100           698,275
 *Superior Telecom, Inc................................     131,300           369,281
 *Supertex, Inc........................................     104,800         2,050,150
 *Suprema Specialties, Inc.............................      41,400           334,434
 *Supreme Industries, Inc..............................      86,485           281,076
 *Surgical Laser Technologies, Inc.....................      10,900            18,223
 *SurModics, Inc.......................................       6,100           267,256
 *SVI Holdings, Inc....................................      76,000            77,520
 *Swift Energy Corp....................................      65,500         2,005,938
 *Swisher International, Inc...........................       8,500             3,613
 *Swiss Army Brands, Inc...............................      74,700           417,853
 *Sylvan, Inc..........................................      63,500           569,516
 *Symmetricom, Inc.....................................     192,000         2,040,000
 *Symphonix Devices, Inc...............................     116,500           356,781
 *Syms Corp............................................     149,000           670,500
 Synalloy Corp. DE.....................................      89,458           438,903
 *Synaptic Pharmaceutical Corp.........................     129,700           741,722
 *Synbiotics Corp......................................      88,400            34,531
 *Syntellect, Inc......................................     129,600           500,175
 *Synthetech, Inc......................................     141,100           363,773
 *Sypris Solutions, Inc................................      40,775           267,586
 *System Software Associates, Inc......................       1,925                22
 *Systemax, Inc........................................      56,500            84,750
 *T/R Systems, Inc.....................................      19,400           111,550
 Tab Products Co.......................................      48,350           126,919
 *Taco Cabana, Inc.....................................     155,700         1,374,539
 *Tag-It Pacific, Inc..................................      45,300           189,694
 *Taitron Components, Inc..............................      15,500            35,359
 *Take Two Interactive Software........................      91,100           876,838
 TALX Corp.............................................      46,250         1,375,938
 *Tandy Brand Accessories, Inc.........................      56,877           410,581

                                                            SHARES             VALUE+
                                                            ------             ------

 *Tandy Crafts, Inc....................................     138,200    $      198,663
 *Targeted Genetics Corp...............................     243,700         2,063,834
 *Tarrant Apparel Group................................      46,900           243,294
 Tasty Baking Co.......................................      84,700         1,074,631
 TB Woods Corp.........................................      11,300            91,106
 *TBA Entertainment Corp...............................      80,300           319,945
 *TBC Corp.............................................     201,700           797,345
 *TCI International, Inc...............................      32,060           244,458
 *TCSI Corp............................................     208,900           202,372
 *TEAM America Corp....................................      10,400            51,188
 *Team Communications Group, Inc.......................      55,200           205,275
 *Team, Inc............................................      55,200           156,975
 Tech/Ops Sevcon, Inc..................................      61,400           606,325
 *Techdyne, Inc........................................      23,400            21,206
 Teche Holding Co......................................       2,700            34,763
 *Technical Communications Corp........................       7,300            13,459
 *Technisource, Inc....................................      77,500           144,102
 Technology Research Corp..............................      47,400            91,838
 *Technology Solutions Corp............................      44,900            86,292
 *Tegal Corp...........................................     140,900           250,978
 *Telcom Semiconductor, Inc............................      95,600         1,069,525
 *Telemate.Net Software, Inc...........................      19,500            21,023
 *Telescan, Inc........................................     110,300           132,705
 *Telscape International, Inc..........................     192,100           222,116
 *Telular Corp.........................................     104,975           628,210
 *Telxon Corp..........................................       9,500           189,703
 *Temtex Industries, Inc...............................      34,100            31,969
 *Tengasco, Inc........................................       1,300            10,888
 Tenneco Automotive, Inc...............................      41,700           164,194
 *Terra Industries, Inc................................     161,400           292,538
 *Terremark Worldwide, Inc.............................      35,000            43,750
 *Tessco Technologies, Inc.............................      59,800         1,196,000
 *Tetra Technologies, Inc..............................     137,300         1,853,550
 *Texas Biotechnology Corp.............................     215,300         1,905,405
 TF Financial Corp.....................................      13,900           203,288
 *TFC Enterprises, Inc.................................     102,100           121,244
 *Thackeray Corp.......................................      74,700           186,750
 *The Beard Company....................................      19,899             9,017
 *Theglobe.com, Inc....................................      30,900            10,139
 *Theragenics Corp.....................................     145,200           617,100
 *Thermatrix, Inc......................................      31,500            10,336
 *Thermo Fibergen, Inc.................................      22,000           255,750
 *Thermo Fibertek, Inc.................................     173,000           713,625
 *Thermwood Corp.......................................         920             4,370
 *TheStreet.com, Inc...................................       1,800             4,388
 Thistle Group Holdings Co.............................      31,000           241,219
 *Thomas Group, Inc....................................      50,800           346,075
 *Thomaston Mills, Inc.................................      13,100             6,141
 *Thoratec Laboratories Corp...........................      79,100           835,494
 Three Rivers Bancorp, Inc.............................      36,887           299,707
 *Tidel Technologies, Inc..............................       2,400             9,450
 *Tier Technologies, Inc. Class B......................     105,400           718,038
 *TII Industries, Inc..................................      61,460            74,904
 Timberland Bancorp, Inc...............................      46,600           589,781
 Timberline Software Corp..............................     187,221           883,449
 *Tipperary Corp.......................................      76,000           228,000
 Titan International, Inc..............................      33,850           154,441
 *Titanium Metals Corp.................................     138,100           940,806
 *TMBR/Sharp Drilling, Inc.............................      41,200           435,175
 *T-Netix, Inc.........................................     107,000           297,594
 *Todd Shipyards Corp..................................      90,400           632,800

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

                                                            SHARES             VALUE+
                                                            ------             ------
 *Toddhunter International, Inc........................      48,800    $      298,900
 *Tofutti Brands, Inc..................................       4,000             9,500
 Tompkins County Trustco, Inc..........................         430            11,718
 Toreador Resources Corp...............................      41,700           255,413
 *Total Entertainment Restaurant Corp..................      19,300            41,013
 *Tower Air, Inc.......................................     132,700            11,280
 *Towne Services, Inc..................................      45,700            14,281
 *Toymax International, Inc............................      47,300            85,731
 *Track Data Corp......................................     120,400           118,519
 *Track 'n Trail, Inc..................................      15,900             7,801
 *Tractor Supply Co....................................      81,900           609,131
 *Traffix, Inc.........................................     163,900           340,605
 *Trailer Bridge, Inc..................................      42,500            77,695
 *Trans World Airlines, Inc............................      37,300            56,696
 *Transact Technologies, Inc...........................      60,800           338,200
 *Transcrypt International, Inc........................       9,000             3,015
 *Transmation, Inc.....................................      42,500            51,133
 *Transmedia Network, Inc..............................     133,850           401,550
 *Transmontaigne Oil Co................................      97,160           291,480
 *Transport Corp. of America...........................      15,900            76,767
 *Transport Industries, Inc............................       9,700            20,006
 Transport Lux Corp....................................      14,245            56,980
 *Transportation Components, Inc.......................     153,900            96,188
 Transpro, Inc.........................................      38,900           102,113
 Transtechnology Corp..................................      99,100           284,913
 *TransTexas Gas Corp. Class A.........................         395             4,839
 *Transworld Healthcare, Inc...........................     146,800           165,150
 *Travelocity.com, Inc.................................     144,000         1,719,000
 *Travis Boats & Motors, Inc...........................      18,900            59,063
 *TRC Companies, Inc...................................      63,800         1,168,338
 *TREEV, Inc...........................................      18,600            63,938
 *Trega Biosciences, Inc...............................     181,700           232,803
 Tremont Corp. DE......................................      29,100           894,825
 Trenwick Group, Ltd...................................      28,062           599,825
 *Triad Guaranty, Inc..................................       1,200            34,725
 Trico Bancshares......................................      39,550           603,138
 *Trico Marine Services, Inc...........................     158,200         2,165,363
 *Trident Microsystems, Inc............................     154,300           851,061
 *Trident Rowan Group, Inc.............................       9,300             8,835
 *Trimedyne, Inc.......................................      65,600           108,650
 *TriPath Imaging, Inc.................................     263,553         2,129,014
 *Triple S Plastics, Inc...............................      15,400           378,744
 *Tripos, Inc..........................................      25,900           639,406
 *Tristar Corp.........................................       3,300            17,634
 *Triumph Group........................................      12,600           452,813
 *TRM Copy Centers Corp................................      67,300           149,322
 *Tropical Sportswear International Corp...............      70,500           923,109
 *Troy Group, Inc......................................       9,100            41,803
 *Trump Hotels & Casino Resorts, Inc...................     196,300           515,288
 *TSR, Inc.............................................     106,400           510,388
 *Tuesday Morning Corp.................................       3,400            17,106
 *Tufco Technologies, Inc..............................       1,300            10,806
 *TurboChef Technologies, Inc..........................     147,000           413,438
 Tuscarora, Inc........................................      68,500           950,438
 Twin Disc, Inc........................................      41,200           646,325
 *Twinlab Corp.........................................      60,900           103,720
 Tyco International, Ltd...............................      33,384         1,761,052
 *Tyler Technologies, Inc..............................     399,950           799,900
 U.S. Aggregates, Inc..................................      10,200            89,888
 U.S. Bancorp, Inc.....................................     187,975           787,145

                                                            SHARES             VALUE+
                                                            ------             ------

 *U.S. Concrete, Inc...................................       3,000    $       18,656
 *U.S. Diagnostic, Inc.................................      26,100            21,614
 *U.S. Home & Garden, Inc..............................     133,700           139,967
 *U.S. Plastic Lumber Corp.............................     218,100           327,150
 *U.S. Vision, Inc.....................................      38,514           100,497
 *Ubics, Inc...........................................      60,200            99,706
 UCBH Holdings, Inc....................................      34,300         1,287,322
 *UFP Technologies, Inc................................      11,800            21,941
 *Ugly Duckling Corp...................................     117,300           520,519
 *Ultimate Electronics, Inc............................      75,200         2,035,100
 *Ultimate Software Group, Inc.........................      62,600           219,100
 *Ultradata Systems, Inc...............................      13,600            20,400
 *Ultrak, Inc..........................................     106,600           373,100
 *Ultralife Batteries, Inc.............................     106,500           688,922
 Umpqua Holdings Corp..................................      12,900            98,363
 *Unapix Entertainment, Inc............................      32,500             5,078
 Unico American Corp...................................     117,600           779,100
 *Unidigital, Inc......................................       6,100                92
 *Unifab International, Inc............................      39,000           316,875
 Unifirst Corp.........................................      90,200           868,175
 *Unify Corp...........................................      92,500            28,906
 *Uni-Marts, Inc.......................................      64,600           113,050
 *Union Acceptance Corp. Class A.......................      41,400           235,463
 Union Community Bancorp...............................       3,000            35,719
 *Unique Mobility, Inc.................................     164,500         1,110,375
 *Uniroyal Technology Corp.............................     194,800         1,360,556
 *Unit Corp............................................     192,700         2,444,881
 *United Auto Group, Inc...............................      86,100           656,513
 *United Capital Corp..................................      50,754           793,031
 United Financial Corp. MN.............................       1,600            25,700
 United Fire Casualty Co...............................      11,300           208,697
 United Guardian, Inc..................................      41,020           169,208
 United Industrial Corp................................     117,700         1,279,988
 *United Natural Foods, Inc............................      43,000           627,531
 *United Retail Group, Inc.............................     119,600           635,375
 *United Road Services, Inc............................         710               555
 *United Security Bancorporation.......................       5,300            58,631
 *United States Energy Corp............................      83,970           236,166
 United States Lime & Minerals, Inc....................      14,300            80,438
 United Wisconsin Services, Inc........................      75,900           341,550
 Unitil Corp...........................................      40,700         1,058,200
 *Unity Bancorp, Inc...................................      14,500            41,688
 *Universal American Financial Corp....................      54,400           226,100
 *Universal Electronics, Inc...........................     107,800         1,532,781
 Universal Forest Products, Inc........................      14,700           188,803
 *Universal Stainless & Alloy Products, Inc............      55,300           418,206
 *Uno Restaurant Corp..................................     254,640         2,116,695
 *Urban Outfitters, Inc................................     193,800         1,520,119
 *Urocor, Inc..........................................     106,000           669,125
 *Urologix, Inc........................................     126,700         1,243,244
 *Uromed Corp. New.....................................      45,660            27,111
 *URS Corp.............................................      31,900           442,613
 *Ursus Telecom Corp...................................      60,600            49,238
 *US LEC Corp..........................................      10,900            38,831
 *US Liquids, Inc......................................     113,700           376,631
 *US Xpress Enterprises, Inc. Class A..................     105,900           714,825
 *USA Detergents, Inc..................................     143,500           399,109
 *USA Truck, Inc.......................................      53,200           320,863
 *USABancShares.com, Inc...............................      16,700            27,659
 *USANA, Inc...........................................      43,300            85,247

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 USB Holding Co., Inc..................................       1,400    $       16,013
 *USData Corp..........................................     128,600            68,319
 *Utah Medical, Inc....................................      59,800           362,538
 *V.I. Technologies, Inc...............................      62,700           274,313
 *Valence Technology, Inc..............................     146,400         1,477,725
 *Valentis, Inc........................................     152,634         1,173,374
 *Valley Media, Inc....................................       1,200             2,138
 *Valley National Gases, Inc...........................      10,200            39,525
 *Vans, Inc............................................     128,200         1,935,019
 *Vari L Co., Inc......................................      52,700           171,275
 *Variflex, Inc........................................      51,100           268,275
 *VDI Media............................................      88,500           304,219
 *Venture Catalyst, Inc................................      31,700            45,073
 Venturian Corp........................................      23,100            57,750
 *Veramark Technologies, Inc...........................      78,200            84,309
 *Verdant Brands, Inc..................................      26,263             5,778
 *Verilink Corp........................................     158,500           401,203
 *Vermont Pure Holdings, Ltd...........................      20,600            57,938
 *Versant Object Technology Corp.......................      29,800           106,163
 *Versar, Inc..........................................      54,200            91,463
 *Verso Technologies, Inc..............................      44,825           110,662
 *Vertel Corp..........................................     224,000           651,000
 *Vertex Interactive, Inc..............................      30,200           335,031
 *Verticalbuyer Inc....................................      15,785                 0
 Vesta Insurance Group, Inc............................     176,700           883,500
 *Vestcom International, Inc...........................      83,600           172,425
 *viaLink Co...........................................      19,500            39,914
 *Viasat, Inc..........................................      15,400           187,688
 *VIB Corp.............................................       3,500            21,984
 *Vical, Inc...........................................      45,900           672,722
 *Vicon Industries, Inc................................      47,150            91,353
 *Vicorp Restaurants, Inc..............................      67,400         1,208,988
 *Vidamed, Inc.........................................         500             1,250
 *Video Display Corp...................................      41,750           340,523
 *Video Services Corp..................................      18,700            74,800
 *Videonics, Inc.......................................      32,400            18,225
 *Viisage Technology, Inc..............................      90,700           119,044
 *Vion Pharmaceuticals, Inc............................      26,600           199,084
 *Virbac Corp..........................................      29,500            98,641
 Virco Manufacturing Corp..............................     138,409         1,487,897
 *Virginia Gas Co......................................      19,400            73,659
 *ViroPharma, Inc......................................       9,300           143,859
 *Virtualfund.Com, Inc.................................     149,420            98,057
 *Vision Sciences, Inc.................................      23,250            19,617
 *VISTA Information Solutions, Inc.....................     145,500           136,406
 *Vista Medical Technologies, Inc......................      95,000            83,125
 *Visual Data Corp.....................................      98,200           197,934
 *Visual Networks, Inc.................................      28,400            66,119
 Vital Signs, Inc......................................      94,000         3,131,375
 *Vitalcom, Inc........................................      68,800           145,125
 *Vitech America, Inc..................................     165,580           507,089
 *Vivus, Inc...........................................     250,100           523,647
 *Vixel Corp...........................................       1,700             4,755
 *Vlasic Foods International, Inc......................      25,000            26,563
 *Vodavi Technology, Inc...............................      26,400            36,713
 *V-ONE Corp...........................................     133,000           160,016
 *Voxware, Inc.........................................      62,900            75,677
 VRB Bancorp...........................................      20,200           121,200
 *VTEL Corp............................................     276,200           392,722
 Vulcan International Corp.............................      10,951           371,650
 *Vysis, Inc...........................................     109,700           709,622

                                                            SHARES             VALUE+
                                                            ------             ------

 Wabash National Corp..................................      12,900    $       97,556
 *Wackenhut Corp. Class A..............................      36,600           459,788
 *Wackenhut Corp. Class B Non-Voting...................      73,750           594,609
 *Wackenhut Corrections Corp...........................      96,000           636,000
 Wainwright Bank & Trust Co............................         200             1,538
 *Walker Interactive Systems, Inc......................     158,300           326,494
 *Wall Street Deli, Inc................................      14,800             9,713
 Warnaco Group, Inc....................................      11,500            27,313
 Warren Bancorp, Inc...................................     162,800         1,180,300
 Warwick Community Bancorp, Inc........................      20,600           282,606
 Washington Banking Co.................................      11,100            87,413
 *Washington Homes, Inc................................      64,700           630,825
 Washington Savings Bank FSB...........................      28,912           104,806
 Washington Trust Bancorp, Inc.........................      14,000           189,875
 *Waste Industries, Inc................................      67,000           376,875
 *Waterlink, Inc.......................................     170,900            96,131
 Waters Instruments, Inc...............................         500             2,188
 *Waxman Industries, Inc. Class B......................       9,750             2,133
 *Waypoint Financial Corp..............................     122,880         1,125,127
 *Webb Interactive Services, Inc.......................      54,100           109,045
 *Webco Industries, Inc................................      37,500            56,250
 *Webhire, Inc.........................................     232,800           229,163
 Weider Nutrition International, Inc...................      63,800           167,475
 *Weirton Steel Corp...................................     251,350           377,025
 Wellco Enterprises, Inc...............................      12,300           123,000
 *Wells-Gardner Electronics Corp.......................      42,125           100,047
 West Coast Bancorp....................................     101,587           885,712
 *West Marine, Inc.....................................     157,300         1,012,619
 Westaff, Inc..........................................     150,750           306,211
 Westbank Corp.........................................       9,400            69,031
 *Westcoast Hospitality Corp...........................     118,900           609,363
 *Westerbeke Corp......................................      20,000            63,750
 Westerfed Financial Corp..............................      35,100           749,166
 Western Ohio Financial Corp...........................       9,300           152,869
 *Western Power & Equipment Corp.......................       9,900            14,077
 *Western Water Co.....................................       5,000               547
 *Weston (Roy F.), Inc. Class A........................      70,000           297,500
 *Wet Seal, Inc. Class A...............................      43,800         1,036,144
 Weyco Group, Inc......................................       1,200            29,325
 *White Electronics Designs Corp.......................     139,756         1,021,966
 *Whitehall Jewellers, Inc.............................      72,900           496,631
 *Whitman Education Group, Inc.........................     118,700           178,050
 *WHX Corp.............................................     126,400           197,500
 *Wickes Lumber Co.....................................      72,400           264,713
 *Wild Oats Markets, Inc...............................      14,400            62,325
 *William Lyon Homes...................................      77,200           559,700
 *Williams Clayton Energy, Inc.........................      66,700         1,475,738
 *Williams Controls, Inc...............................     107,200            67,000
 *Williams Industries, Inc.............................       5,800            14,772
 *Willis Lease Finance Corp............................      66,700           573,203
 *Wilshire Financial Sevices Group, Inc................       1,002             1,112
 *Wilshire Oil Co. of Texas............................     142,975           473,605
 *Wilsons The Leather Experts, Inc.....................      45,600           755,250
 *Wire One Technologies, Inc...........................      28,500           114,891
 *Wireless Telecom Group, Inc..........................     193,300           507,413
 *Wireless Xcessories Group............................      12,600             6,497
 *Wiser Oil Co.........................................      85,900           365,075
 *WLR Foods, Inc.......................................     148,686         2,076,958
 Wolohan Lumber Co.....................................      49,100           581,528
 *Wolverine Tube, Inc..................................      81,900         1,064,700
 *Women.com Networks, Inc..............................       6,400             2,700

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Woodhead Industries, Inc..............................     176,550    $    3,878,583
 *Workflow Management, Inc.............................     139,900           891,863
 *Workgroup Technology Corp............................      26,800            11,306
 *World Acceptance Corp................................     186,600           938,831
 World Fuel Services Corp..............................     110,200           695,638
 *Worldpages.com, Inc..................................     136,700           316,119
 *Worldwide Xceed Group, Inc...........................      71,300            38,992
 WSFS Financial Corp...................................      12,200           128,481
 *Xeta Corp............................................      90,400           759,925
 *Xetel Corp...........................................     102,900           356,934
 *Xicor, Inc...........................................     196,300           831,208
 X-Rite, Inc...........................................     186,000         1,104,375
 *Xybernaut Corp.......................................       2,400             5,963
 Yardville National Bancorp............................      56,267           661,137
 Yonkers Financial Corp................................       7,400           104,988
 York Group, Inc.......................................      80,400           154,519
 *Youbet.com, Inc......................................       2,700             1,772
 *Youthstream Media Networks, Inc......................     120,800           154,775
 *Zamba Corporation....................................     342,600           936,797
 *Zany Brainy, Inc.....................................      94,342           141,513
 *Zap.com Corp.........................................         650               320
 *Zapata Corp..........................................     113,800           256,050
 *Zaring National Corp.................................      22,500             5,625
 *Zevex International, Inc.............................      30,000           131,250
 Ziegler Co., Inc......................................       4,200            74,813
 *Zila, Inc............................................      72,102           192,648
 *ZipLink, Inc.........................................       1,800               731
 *Zoll Medical Corp....................................      18,000           654,750
 *Zoltek Companies, Inc................................     115,400           439,963
 *Zonagen, Inc.........................................      63,600           160,988
 *Zymetx, Inc..........................................      35,300            59,017
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,580,050,610)................................                 1,409,976,618
                                                                       --------------

                                                            SHARES             VALUE+
                                                            ------             ------

RIGHTS/WARRANTS -- (0.0%)
 *Intercontinental Telecom Corp. Warrants 04/30/02.....      15,680    $            0
 *Nutramax Products Rights 12/18/00....................      44,000                 0
 *Tokheim Corp. Series C Warrants 10/20/06.............      65,500                 0
 *TransTexas Gas Corp. Warrants 06/30/02...............         823                 0
 *Xytronyx, Inc. Warrants 08/11/01.....................         492                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $189,885)......................................                             0
                                                                       --------------

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $35,967,855) to be
   repurchased at $35,441,896.
   (Cost $35,436,000)..................................    $ 35,436        35,436,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,615,676,495)++..............................                $1,445,412,618
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,616,272,377.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES          VALUE+
                                                               ------          ------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
 Aichi Bank, Ltd.......................................       10,500   $      738,414
 Aisin Seiki Co., Ltd..................................      137,000        2,152,004
 Amada Co., Ltd........................................      376,000        3,071,919
 Amano Corp............................................      115,000          987,306
 Aomori Bank, Ltd......................................      170,000          759,674
 Aoyama Trading Co., Ltd...............................       41,100          293,118
 *Ashikaga Bank, Ltd...................................      808,000        1,488,041
 Autobacs Seven Co., Ltd...............................       10,300          249,663
 Awa Bank, Ltd.........................................      196,600          894,514
 Bank of Iwate, Ltd....................................       12,090          442,033
 Bank of Kyoto, Ltd....................................      347,400        1,455,195
 Bank of Nagoya, Ltd...................................      185,000          946,952
 *Bank of Osaka, Ltd...................................      315,000          560,209
 Bank of Yokohama, Ltd.................................      978,000        4,361,532
 Best Denki Co., Ltd...................................      153,000          835,642
 Canon Sales Co., Inc..................................      124,900        1,728,534
 Casio Computer Co., Ltd...............................       60,000          547,074
 Chiba Bank, Ltd.......................................      941,000        3,652,846
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,198,876
 Chudenko Corp.........................................       84,460        1,043,825
 Chugoku Bank, Ltd.....................................      238,800        1,724,637
 Citizen Watch Co., Ltd................................      318,000        2,595,188
 Cosmo Oil Co., Ltd....................................      764,000        1,744,967
 Dai Nippon Pharmaceutical Co., Ltd....................      100,000        1,520,251
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        1,566,400
 Daicel Chemical Industries, Ltd.......................      485,000        1,541,195
 Daido Steel Co., Ltd..................................      126,000          331,007
 Daimaru, Inc..........................................       79,000          214,668
 Daio Paper Corp.......................................        3,000           24,591
 Daishi Bank, Ltd......................................      355,000        1,249,874
 Daito Trust Construction Co., Ltd.....................      180,784        2,970,330
 Daiwa Bank, Ltd.......................................      500,000          920,817
 Daiwa House Industry Co., Ltd.........................      663,000        4,201,689
 Daiwa Securities Co., Ltd.............................    1,500,000       15,775,767
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          874,767
 Ehime Bank, Ltd.......................................      143,000          610,619
 Ezaki Glico Co., Ltd..................................      174,600        1,175,862
 Fuji Photo Film Co., Ltd..............................      355,000       14,293,432
 Fujikura, Ltd.........................................      108,000          929,159
 Fukui Bank, Ltd.......................................      343,000          910,363
 Fukuoka City Bank, Ltd................................      264,532        1,072,254
 Fukuyama Transporting Co., Ltd........................      266,000        1,236,694
 Futaba Corp...........................................       16,000          504,102
 Futaba Industrial Co., Ltd............................       85,000        1,113,422
 General Sekiyu KK.....................................       41,110          271,664
 Gunma Bank, Ltd.......................................      146,000          756,551
 Hachijuni Bank, Ltd...................................       45,000          244,964
 Hankyu Department Stores, Inc.........................       54,000          218,884
 Hanshin Electric Railway Co., Ltd.....................      141,000          372,958
 Higo Bank, Ltd........................................      308,000        1,203,960
 *Hino Motors, Ltd.....................................      404,000        1,382,273
 Hiroshima Bank, Ltd...................................      593,000        2,135,998
 Hitachi Maxell, Ltd...................................       96,000        1,932,633
 Hitachi Metals, Ltd...................................      360,000        2,814,451
 Hitachi, Ltd..........................................    3,717,000       35,468,338

                                                               SHARES          VALUE+
                                                               ------          ------

 Hokkoku Bank, Ltd.....................................      102,000   $      430,942
 Hokuetsu Paper Mills, Ltd.............................      162,000        1,044,207
 *Hokuriku Bank, Ltd...................................      891,000        1,866,117
 House Foods Corp......................................      117,000        1,568,504
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,031,803
 Hyakujishi Bank, Ltd..................................      314,000        1,780,175
 Inax Corp.............................................      309,000        1,447,769
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      380,000          891,929
 Itoham Foods, Inc.....................................      288,000        1,078,981
 Iyo Bank, Ltd.........................................       60,000          341,244
 Izumi Co., Ltd........................................       19,000          182,674
 Japan Airport Terminal Co., Ltd.......................       29,000          249,496
 *Japan Energy Corp....................................      320,000          701,988
 Joyo Bank, Ltd........................................      245,000          818,354
 Juroku Bank, Ltd......................................      349,000        1,452,445
 Kagoshima Bank, Ltd...................................      266,000        1,140,640
 Kajima Corp...........................................      826,000        2,386,181
 Kamigumi Co., Ltd.....................................      357,000        1,692,002
 Kandenko Co., Ltd.....................................      266,000        1,392,781
 Kansai Paint Co., Ltd., Osaka.........................      108,000          336,369
 *Kawasaki Heavy Industries, Ltd.......................      407,000          525,417
 Kikkoman Corp.........................................      259,000        2,062,252
 Kinden Corp...........................................       77,000          466,430
 Kissei Pharmaceutical Co., Ltd........................       41,000          866,110
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          158,841
 *Kobe Steel, Ltd......................................    2,632,000        1,568,206
 Koito Manufacturing Co., Ltd..........................      146,000          640,564
 Kokuyo Co., Ltd.......................................       38,000          545,106
 Komatsu, Ltd..........................................    1,279,000        6,396,665
 Komori Corp...........................................       74,000        1,169,077
 Konica Corp...........................................       71,000          599,299
 Koyo Seiko Co.........................................      198,000        1,417,463
 Kubota Corp...........................................       25,000           89,148
 Lion Corp.............................................      325,000        1,229,336
 Makita Corp...........................................      209,000        1,669,794
 *Marubeni Corp........................................    1,942,000        4,628,353
 Maruichi Steel Tube, Ltd..............................      117,000        1,721,657
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       48,512,086
 Matsushita Electric Works, Ltd........................      190,000        2,161,212
 Michinoku Bank, Ltd...................................      187,000        1,139,511
 Mitsubishi Gas Chemical Co., Inc......................      548,000        2,018,431
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,669,684
 Mitsubishi Logistics Corp.............................        3,000           28,058
 Mitsubishi Materials Corp.............................      975,000        2,763,806
 *Mitsubishi Motors Corp...............................      866,000        2,579,913
 Mitsui Chemicals, Inc.................................          800            3,842
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          867,220
 Mori Seiki Co., Ltd...................................      121,000        1,359,966
 Musashino Bank, Ltd...................................       26,000          995,205
 Mycal Corp............................................       93,000          212,411
 NHK Spring Co., Ltd...................................       71,000          346,119
 *NKK Corp.............................................    2,612,000        1,768,511
 NTN Corp..............................................      398,000        1,189,281
 Nanto Bank, Ltd.......................................      288,000        1,003,582
 National House Industrial Co., Ltd....................       95,000          621,777
 Nichirei Corp.........................................      366,000        1,794,131
 Nifco, Inc............................................       45,000          453,773

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Nikko Securities Co., Ltd.............................      400,000   $    3,065,780
 Nippon Kayaku Co., Ltd................................       53,000          348,800
 Nippon Meat Packers, Inc., Osaka......................        4,000           54,888
 Nippon Mitsubishi Oil Company.........................    1,863,050       10,242,715
 Nippon Sanso Corp.....................................      367,000        1,709,579
 Nippon Shokubai Co., Ltd..............................      163,000          706,321
 Nishimatsu Construction Co., Ltd......................      364,000        1,265,131
 Nishi-Nippon Bank, Ltd................................       85,540          340,550
 Nissei Sangyo Co., Ltd................................      110,050        1,260,738
 Nisshin Flour Milling Co., Ltd........................       96,000          862,318
 Nisshin Steel Co., Ltd................................    1,318,000        1,118,450
 Nisshinbo Industries, Inc.............................      305,000        1,448,301
 *Nissho Iwai Corp.....................................      544,000          525,480
 North Pacific Bank, Ltd...............................       45,000          304,682
 Obayashi Corp.........................................      520,000        2,431,680
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          273,086
 Oita Bank, Ltd........................................      145,000          786,712
 Oji Paper Co., Ltd....................................      275,000        1,516,866
 Okumura Corp..........................................      322,000        1,017,413
 Onward Kashiyama Co., Ltd.............................        3,000           20,745
 Pioneer Electronic Corp...............................      140,000        4,474,089
 Q.P. Corp.............................................      168,000        1,471,141
 Rinnai Corp...........................................        1,000           18,461
 Ryosan Co., Ltd.......................................       53,000          951,665
 Sakura Bank, Ltd......................................      600,000        3,466,606
 San In Godo Bank, Ltd.................................      222,000        1,020,103
 Sanyo Electric Co., Ltd...............................    2,000,000       15,581,673
 Sanyo Shinpan Finance Co., Ltd........................       11,000          299,898
 Seino Transportation Co., Ltd.........................      197,000          899,891
 Sekisui Chemical Co., Ltd.............................      557,000        1,759,935
 Sekisui House, Ltd....................................      938,000        9,094,533
 Shiga Bank, Ltd.......................................      272,000        1,190,924
 Shikoku Bank, Ltd.....................................       25,000          139,702
 Shima Seiki Manufacturing Co., Ltd....................        5,000           86,665
 Shimachu Co., Ltd.....................................       20,200          271,896
 Shimadzu Corp.........................................      181,000          627,456
 Shimizu Corp..........................................      997,000        3,060,183
 Shohkoh Fund & Co., Ltd...............................        3,000          322,286
 Showa Shell Sekiyu KK.................................      110,000          546,171
 Snow Brand Milk Products Co., Ltd.....................      419,000        1,429,813
 Stanley Electric Co., Ltd.............................      100,000        1,141,994
 Sumitomo Corp.........................................      500,000        3,958,612
 Sumitomo Forestry Co., Ltd............................      139,000          853,291
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          949,263
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,565,407
 Sumitomo Realty & Development Co., Ltd................      488,000        2,656,504
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          144,460
 Suzuken Co., Ltd......................................        6,000          209,080
 Taiheiyo Cement Corp..................................    1,209,800        2,009,577
 Taisei Corp...........................................    1,325,000        2,141,126
 Takashimaya Co., Ltd..................................      214,000        1,543,597
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,367,405
 Teijin, Ltd...........................................      917,000        4,263,339
 Teikoku Oil Co., Ltd..................................      346,000        1,649,238
 Toda Corp.............................................      418,000        2,147,147
 Toho Bank, Ltd........................................      240,000          875,318
 Tokuyama Corp.........................................      248,000        1,067,931
 Tokyo Style Co., Ltd..................................      133,000        1,207,878
 Tokyo Tomin Bank, Ltd.................................       30,900          740,621
 Toppan Printing Co., Ltd..............................      100,000          870,263
 Toray Industries, Inc.................................       25,000           99,981

                                                               SHARES          VALUE+
                                                               ------          ------

 Toshiba TEC Corp......................................      345,000   $    1,121,230
 Tostem Corp...........................................      188,000        2,695,142
 Toto, Ltd.............................................      247,000        1,770,479
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,959,016
 Toyo Suisan Kaisha, Ltd...............................      116,000          899,548
 Toyo Trust & Banking Co., Ltd.........................      728,000        2,365,959
 Toyobo Co., Ltd.......................................      468,000          980,183
 Toyoda Machine Works, Ltd.............................       38,000          226,413
 Toyota Auto Body Co., Ltd.............................       86,000          784,915
 Toyota Tsusho Corp....................................      314,000        1,077,176
 UNY Co., Ltd..........................................       17,000          224,986
 *Victor Co. of Japan, Ltd.............................      246,000        1,783,298
 Wacoal Corp...........................................      149,000        1,333,009
 Yamagata Bank, Ltd....................................      153,700          738,174
 Yamaguchi Bank........................................      133,000          826,063
 Yamaha Corp...........................................       60,000          609,364
 Yamatake-Honeywell Co., Ltd...........................       87,000          981,754
 Yamazaki Baking Co., Ltd..............................       64,000          458,170
 Yasuda Trust & Banking Co., Ltd.......................    1,434,000        1,268,670
 Yokogawa Electric Corp................................      337,000        2,814,135
 Yokohama Rubber Co., Ltd..............................      410,000          921,630
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $447,204,948)..................................                   389,703,610
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $34,817)......................................                        34,838
                                                                       --------------
TOTAL -- JAPAN
  (Cost $447,239,765)..................................                   389,738,448
                                                                       --------------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
 3I Group P.L.C........................................       41,199          731,214
 Abbey National P.L.C..................................      191,597        3,001,267
 Aggregate Industries P.L.C............................    1,340,671        1,244,851
 Alliance & Leicester P.L.C............................      348,000        3,255,944
 Allied Domecq P.L.C...................................      869,994        5,324,788
 Antofagasta Holdings P.L.C............................      160,000          875,510
 Associated British Foods P.L.C........................      766,096        5,256,326
 Associated British Ports Holdings P.L.C...............      375,400        1,766,795
 *AWG P.L.C............................................      151,281        1,321,049
 BAA P.L.C.............................................    1,104,525        9,410,306
 BG Group P.L.C........................................    2,666,548       10,820,532
 BOC Group P.L.C.......................................      146,294        2,050,014
 BPB P.L.C.............................................      458,500        1,543,678
 Barclays P.L.C........................................      363,361       10,183,538
 Barratt Developments P.L.C............................      226,000        1,012,393
 Bass P.L.C............................................      682,070        7,193,754
 Berkeley Group P.L.C..................................      122,792        1,219,360
 Blue Circle Industries P.L.C..........................      351,316        2,298,388
 Bodycote International P.L.C..........................      210,360          572,556
 Britannic P.L.C.......................................      181,600        2,735,259
 British Airways P.L.C.................................      935,331        5,303,701
 British Land Co. P.L.C................................      502,381        3,276,006
 Brixton Estate P.L.C..................................      235,685          805,198
 CGU P.L.C.............................................    1,859,628       28,075,622
 *Canary Wharf Group P.L.C.............................      468,000        3,572,607
 Caradon P.L.C.........................................      325,625          909,364
 Carillion P.L.C.......................................       30,675           47,833
 Chelsfield P.L.C......................................      239,306        1,314,556
 Cookson Group P.L.C...................................      623,302        1,603,721

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Corus Group P.L.C.....................................    2,724,027   $    2,210,755
 DeVere Group P.L.C....................................      106,442          398,355
 Debenhams P.L.C.......................................      307,171        1,227,957
 Enterprise Oil P.L.C..................................      354,000        2,960,799
 Glynwed International P.L.C...........................      178,000          492,049
 Great Portland Estates P.L.C..........................      118,365          449,689
 Great Universal Stores P.L.C..........................      819,700        6,135,395
 HSBC Holdings P.L.C...................................       82,776        1,090,119
 Halifax P.L.C.........................................      130,000        1,212,615
 Hammerson P.L.C.......................................      280,000        1,762,360
 Hanson P.L.C..........................................      599,300        3,249,596
 Hilton Group P.L.C....................................    1,251,117        3,325,469
 IMI P.L.C.............................................       24,000           72,468
 Independent Insurance Group P.L.C.....................      130,000          684,630
 *Innogy Holdings PLC..................................      755,400        1,981,082
 Invensys P.L.C........................................        3,503            8,516
 Johnson Matthey P.L.C.................................      178,000        2,699,961
 Kelda Group P.L.C.....................................      161,510          942,156
 LaPorte P.L.C.........................................       13,000          103,201
 *LaPorte P.L.C. Redeemable Series B...................      117,000            1,493
 Lasmo P.L.C...........................................      989,335        2,457,848
 *Lattice Group PLC....................................    2,666,548        5,632,347
 Liberty International P.L.C...........................      282,297        1,966,905
 Lonmin P.L.C..........................................      238,387        3,274,614
 Marks & Spencer P.L.C.................................    1,296,543        3,593,250
 Mersey Docks & Harbour Co. P.L.C......................       53,050          386,547
 Millennium and Copthorne Hotels P.L.C.................      258,000        1,506,852
 Morgan Crucible Company P.L.C.........................       16,561           70,431
 National Power P.L.C..................................      755,400        2,752,097
 Northern Foods P.L.C..................................      433,000          883,902
 Northern Rock P.L.C...................................      344,000        2,015,232
 P and O Princess Cruises P.L.C........................      483,977        1,749,519
 Peninsular & Oriental Steam Navigation Co.............      504,261        2,282,128
 Pennon Group P.L.C....................................       48,265          478,943
 Pilkington P.L.C......................................    1,156,482        1,672,217
 Pillar Property P.L.C.................................       21,250          109,953
 Powergen P.L.C........................................      539,968        4,454,969
 RMC Group P.L.C.......................................      252,000        2,025,524
 Railtrack Group P.L.C.................................      352,000        4,725,485
 Rank Group P.L.C......................................      793,530        1,991,087
 Rexam P.L.C...........................................      427,809        1,370,604
 Rio Tinto P.L.C.......................................      645,967        9,660,876
 Rolls-Royce P.L.C.....................................      918,985        2,657,616
 Royal & Sun Alliance Insurance Group P.L.C............    1,534,972       11,728,512
 Royal Bank of Scotland Group P.L.C....................      604,303       12,421,569
 *Royal Bank of Scotland P.L.C.........................      600,000          697,459
 Safeway P.L.C.........................................    1,106,970        5,052,955
 Sainsbury (J.) P.L.C..................................    1,616,183        9,502,341
 Scottish & Newcastle P.L.C............................      507,900        3,794,395
 Severn Trent P.L.C....................................      210,597        2,248,024
 Shell Transport & Trading Co., P.L.C..................      105,377          830,566
 Signet Group P.L.C....................................      803,000          646,004
 Slough Estates P.L.C..................................      399,400        2,208,139
 Smith (David S.) Holdings P.L.C.......................      298,000          623,106
 Smith (W.H.) P.L.C....................................      203,000        1,260,445
 Stagecoach Holdings P.L.C.............................    1,204,685          999,040
 Tate & Lyle P.L.C.....................................      443,200        1,558,135
 Taylor Woodrow P.L.C..................................      410,139        1,029,101
 Tesco P.L.C...........................................    4,488,133       18,005,528
 Thistle Hotels P.L.C..................................      466,707          760,844

                                                               SHARES          VALUE+
                                                               ------          ------

 Trinity P.L.C.........................................      160,450   $    1,065,622
 Unigate P.L.C.........................................      233,600          745,091
 Unilever P.L.C........................................      800,000        6,623,027
 United Utilities P.L.C................................      265,595        2,697,676
 Whitbread P.L.C.......................................      506,736        4,017,367
 Wilson Bowden P.L.C...................................       96,900          982,163
 Wolseley P.L.C........................................      473,109        2,595,529
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $264,085,555)..................................                   297,546,379
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $23,937)......................................                        24,209
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $264,109,492)..................................                   297,570,588
                                                                       --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............      103,514        6,442,761
 Air Liquide...........................................        7,865        1,029,022
 Aventis...............................................      100,000        7,847,524
 Banque Nationale de Paris.............................      324,843       25,110,386
 Bouygues..............................................       20,280          891,510
 *Credit Lyonnais SA...................................       15,000          509,893
 De la Rue Imperiale de Lyon...........................          500          926,208
 Dior (Christian) SA...................................      124,400        5,560,678
 Eridania Beghin-Say SA................................       18,900        1,892,024
 Esso SA...............................................        7,535          426,347
 Fimalac SA............................................       12,500          413,595
 Generale des Establissements Michelin SA Series B.....       75,500        2,168,842
 Groupe Danone.........................................       85,000       11,298,606
 Imerys................................................       11,000        1,110,753
 Lafarge SA............................................       76,032        5,708,506
 Lapeyre SA............................................       12,300          645,638
 Pechiney SA Series A..................................       55,475        2,165,842
 Pernod-Ricard SA......................................       38,900        2,177,346
 Peugeot SA............................................       37,150        7,674,030
 Rallye SA.............................................       17,220          966,102
 Remy Cointreau SA.....................................       28,050        1,002,335
 SEB SA................................................        9,000          462,234
 SGE (Societe Generale d'Enterprise SA)................       50,580        2,732,043
 Saint-Gobain..........................................       65,436        9,028,444
 Societe des Ciments de Francais.......................       21,500          975,086
 Societe Financiere Interbail SA.......................       11,550          296,600
 Societe Generale, Paris...............................      281,728       15,205,077
 Suez Lyonnaise des Eaux SA............................       30,000        5,084,569
 Thomson-CSF...........................................       87,203        3,795,494
 Total SA..............................................      180,000       25,744,057
 Usinor................................................      167,800        1,780,584
 Valeo SA..............................................       46,400        2,140,724
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $98,147,152)...................................                   153,212,860
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          422,737
                                                                       --------------
TOTAL -- FRANCE
  (Cost $98,373,936)...................................                   153,635,597
                                                                       --------------

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 BASF AG...............................................      640,050   $   24,431,516
 BHW Holding AG, Berlin................................      167,300        4,077,753
 Bankgesellschaft Berlin AG............................      233,550        3,141,053
 Bayer AG..............................................      168,100        7,433,585
 Bayerische Vereinsbank AG.............................      290,000       14,843,702
 Berliner Kraft & Licht Bewag AG.......................      177,600        1,808,822
 Commerzbank AG........................................      408,050       10,265,453
 Continental AG........................................       44,100          643,014
 DBV Holding AG........................................       44,000        1,493,772
 DaimlerChrysler AG, Stuttgart.........................       15,400          605,265
 Degussa-Huels AG......................................        7,800          231,535
 Deutsche Bank AG......................................      359,305       26,366,820
 Deutsche Lufthansa AG.................................      305,250        6,762,548
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        2,928,349
 Dresdner Bank AG......................................      331,200       12,454,921
 Dyckerhoff AG.........................................       29,750          621,534
 FPB Holding AG........................................        5,789          781,596
 Fresenius Medical Care AG.............................       37,600        3,174,874
 Gehe AG...............................................        3,600          132,089
 Heidelberger Druckmaschinen AG........................        4,200          239,473
 Heidelberger Zement AG, Heidelberg....................       27,170        1,249,029
 Hochtief AG...........................................       91,150        1,824,952
 Hoechst AG............................................       27,900          864,612
 Karstadt Quelle AG....................................       70,000        2,132,716
 Linde AG..............................................       76,000        3,489,819
 MAN AG................................................      140,000        3,765,767
 Merck KGAA............................................       58,000        2,297,240
 SCA Hygiene Products AG...............................        3,550          621,143
 Thyssen Krupp AG......................................      108,750        1,443,664
 Veba AG...............................................       24,000        1,361,944
 Vereins & Westbank AG.................................       73,187        2,038,688
 Volkswagen AG.........................................       15,550          776,979
                                                                       --------------
TOTAL -- GERMANY
  (Cost $122,319,838)..................................                   144,304,227
                                                                       --------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 ABN-AMRO Holding NV...................................    1,368,798       28,715,959
 Asr Verzekeringsgroep NV..............................       42,639        3,878,736
 Buhrmann NV...........................................       82,274        2,037,566
 DSM NV................................................      129,437        3,748,678
 Fortis (NL)...........................................      573,133       16,863,163
 Ing Groep NV..........................................      740,607       53,367,904
 *KLM (Koninklijke Luchtvaart Mij) NV..................       61,019        1,155,291
 Koninklijke KPN NV....................................       42,559          573,494
 *Koninklijke Philips Electronics NV...................      392,656       12,992,030
 Koninklijke Vopak NV..................................       38,986          770,374
 NV Holdingsmij de Telegraaf...........................        6,800          131,706
 Vendex KBB NV.........................................       11,723          164,400
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $60,736,436)...................................                   124,399,301
                                                                       --------------
SWITZERLAND -- (7.8%)
COMMON STOCKS -- (7.8%)
 Ascom Holding AG......................................       70,500        4,782,587
 Baloise-Holding, Basel................................       26,676       27,940,065
 Banque Cantonale Vaudois..............................        5,795        1,852,931
 Bobst SA, Prilly......................................          513          653,164
 Ciba Spezialitaetenchemie Holding AG..................        2,100          125,220

                                                               SHARES          VALUE+
                                                               ------          ------

 Financiere Richemont AG...............................        8,973   $   24,767,186
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        3,284,628
 *Givaudan SA, Vernier.................................          892          222,518
 Helvetia Patria Holding, St. Gallen...................        4,830        4,452,254
 Intershop Holding AG, Zuerich.........................        5,400        2,628,835
 Jelmoli Holding AG, Zuerich...........................          500          697,105
 Pargesa Holding SA, Geneve............................        1,935        3,678,813
 Roche Holding AG, Basel...............................          812        9,356,186
 Sairgroup, Zuerich....................................       37,480        5,549,394
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,166,277
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        5,041,976
 Sika Finanz AG, Baar..................................        1,280          321,152
 *Sulzer AG, Winterthur................................        8,280        5,261,610
 UBS AG................................................       14,000        1,935,763
 *Unaxis Holding AG....................................       34,000        7,443,468
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        5,049,520
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $84,082,185)...................................                   120,210,652
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $118).........................................                           121
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $84,082,303)...................................                   120,210,773
                                                                       --------------
ITALY -- (4.3%)
COMMON STOCKS -- (4.3%)
 Banca Commerciale Italiana SpA........................      741,970        4,637,434
 Banca di Roma.........................................    7,168,500        7,737,789
 Banca Intesa SpA, Milano..............................    4,824,355       21,039,911
 Banca Popolare di Milano..............................      159,000        1,018,690
 Banca Toscana.........................................      607,000        2,198,107
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000          995,848
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      902,500        1,846,214
 Fiat SpA..............................................      399,789        9,779,217
 IFIL Finanziaria Partecipazioni SpA...................      510,187        4,174,689
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      378,560        2,982,292
 Milano Assicurazioni SpA..............................      199,000          703,309
 Parmalat Finanziaria SpA..............................      900,000        1,441,542
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       32,000          593,330
 San Paolo-IMI SpA.....................................      400,000        6,208,379
                                                                       --------------
TOTAL -- ITALY
  (Cost $41,942,268)...................................                    65,356,751
                                                                       --------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................       22,500          174,513
 Acerinox SA...........................................      154,740        4,027,548
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        2,664,074
 Autopistas Concesionaria Espanola SA..................      476,478        3,654,144
 Azucarera Ebro Agricolas SA...........................      111,600        1,269,716

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Banco Pastor SA, La Coruna............................       39,600   $    1,571,907
 Cia Espanola de Petroleous SA.........................      449,382        3,516,756
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          663,579
 Endesa SA, Madrid.....................................      190,892        3,089,115
 Grupo Dragados SA, Madrid.............................      456,567        4,530,815
 Hidroelectrica del Cantabrico SA......................      299,700        5,533,429
 Iberdrola SA..........................................      535,000        6,403,588
 Metrovacesa SA........................................       94,462        1,219,453
 Union Electrica Fenosa SA.............................      230,000        4,120,407
 Vallehermoso SA.......................................      240,000        1,318,280
                                                                       --------------
TOTAL -- SPAIN
  (Cost $42,282,441)...................................                    43,757,324
                                                                       --------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Assidomaen AB.........................................      213,850        3,667,716
 Gambro AB Series A....................................      351,000        2,397,483
 Gambro AB Series B....................................      125,700          852,319
 Holmen AB Series A....................................        6,300          156,422
 Holmen AB Series B....................................      119,200        2,935,832
 NCC AB Series A.......................................       45,400          303,311
 NCC AB Series B.......................................      104,400          702,687
 Perstorp AB Series B..................................       77,800          535,287
 SSAB Swedish Steel Series A...........................      129,900        1,081,567
 SSAB Swedish Steel Series B...........................       48,000          373,331
 Skandinaviska Enskilda Banken Series A................      196,000        2,100,983
 Skandinaviska Enskilda Banken Series C................        9,800           93,811
 Svedala Industri AB...................................       28,700          420,685
 Svenska Cellulosa AB Series A.........................       57,000        1,108,326
 Svenska Cellulosa AB Series B.........................      266,500        5,235,057
 Svenska Handelsbanken Series A........................      240,000        3,829,034
 Svenska Kullagerfabriken AB Series A..................       68,400          896,891
 Svenska Kullagerfabriken AB Series B..................       89,700        1,274,575
 Sydkraft AB Series C..................................        6,600           99,375
 Trelleborg AB Series B................................      146,400        1,051,070
 Volvo AB Series A.....................................      194,100        2,787,058
 Volvo AB Series B.....................................      373,100        5,543,314
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $45,107,055)...................................                    37,446,134
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $52,894)......................................                        53,547
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $45,159,949)...................................                    37,499,681
                                                                       --------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Amoy Properties, Ltd..................................    4,570,500        4,043,420
 Great Eagle Holdings, Ltd.............................      710,191        1,047,150
 Hang Lung Development Co., Ltd........................    2,126,000        1,594,613
 Hysan Development Co., Ltd............................    1,683,822        2,029,365
 Kerry Properties, Ltd.................................    1,261,000        1,309,592
 New World Development Co., Ltd........................    2,246,105        2,347,057
 *New World Infrastructure, Ltd........................      880,800          688,879
 Shangri-La Asia, Ltd..................................    2,982,000        3,001,327

                                                               SHARES          VALUE+
                                                               ------          ------

 Sino Land Co., Ltd....................................    4,976,107   $    2,041,624
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,808,172
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          866,728
 Wharf Holdings, Ltd...................................    3,776,914        7,675,424
 Wheelock and Co., Ltd.................................    3,243,000        2,182,943
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $55,860,557)...................................                    35,636,294
                                                                       --------------
AUSTRALIA -- (1.6%)
COMMON STOCKS -- (1.6%)
 AMP, Ltd..............................................      116,482        1,149,375
 Amcor, Ltd............................................      505,844        1,348,371
 CSR, Ltd..............................................      842,897        1,949,899
 Goodman Fielder, Ltd..................................      952,125          635,744
 Hanson P.L.C..........................................       65,823          337,417
 MIM Holdings..........................................    1,454,202          841,012
 Mayne Nickless, Ltd...................................       97,713          277,005
 Normandy Mining, Ltd..................................    1,322,098          618,641
 Orica, Ltd............................................      206,802          599,089
 Pacific Dunlop, Ltd...................................      717,600          565,925
 Quantas Airways, Ltd..................................    1,008,549        1,850,578
 Rio Tinto, Ltd........................................      516,023        7,131,461
 Santos, Ltd...........................................      369,827        1,199,689
 Seven Network, Ltd....................................       34,926          117,153
 St. George Bank, Ltd..................................      359,871        2,506,961
 Stockland Trust Group.................................      162,426          328,777
 Suncorp-Metway Limited................................       52,500          291,286
 WMC, Ltd..............................................      844,189        3,213,388
 Westpac Banking Corp..................................       15,646          115,164
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $30,523,552)...................................                    25,076,935
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $66,497)......................................                        67,231
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131).........................................           99               79
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $30,590,180)...................................                    25,144,245
                                                                       --------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Fortum Oyj............................................      937,360        3,312,832
 Huhtamaki Van Leer Oyj................................       44,600        1,017,581
 Kesko Oyj.............................................      232,100        2,180,035
 Metra Oyj Series B....................................       82,300        1,368,359
 Metsa-Serla Oyj Series B..............................      437,500        2,970,569
 Metso Oyj.............................................      112,709        1,064,523
 Outokumpu Oyj Series A................................      351,300        2,645,216
 Stora Enso Oyj Series A...............................      139,100        1,386,435
 Stora Enso Oyj Series R...............................      408,700        4,084,261
 Upm-Kymmene Oyj.......................................      128,500        3,691,339
 Uponor Oyj Series A...................................        4,700           74,462
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,098,148)...................................                    23,795,612
                                                                       --------------

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B...............................       38,150   $    1,879,374
 Danisco A.S...........................................       52,630        1,978,315
 Danske Bank A.S.......................................      631,253       10,316,626
 FLS Industries........................................        2,740           38,489
 Jyske Bank A.S........................................       49,950          909,633
 *Nordic Baltic Holding AB.............................      925,918        6,615,015
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,142,212)...................................                    21,737,452
                                                                       --------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,391,053
 Electrafina SA........................................        8,000        1,156,019
 *Fortis AG............................................       32,270          181,186
 *Fortis AG VVPR.......................................      290,430            2,528
 *Glaverbel SA VVPR....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,451,100
 Heidelberger Zement AG................................        7,666          348,342
 *Heidelberger Zement AG VVPR..........................        7,666               67
 Nationale a Portefeuille..............................        4,029          384,042
 Sofina SA.............................................       10,500          365,609
 Solvay SA.............................................      101,490        4,841,397
 Suez Lyonnaise des Eaux SA............................       19,080        3,247,073
 *Suez Lyonnaise des Eaux SA CVG.......................       19,080            1,163
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              166
 Tessenderlo Chemie....................................       14,400          379,815
 Union Miniere SA......................................       40,200        1,415,505
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,834,622)...................................                    15,165,068
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 City Developments, Ltd................................      120,000          547,336
 Fraser & Neave, Ltd...................................      769,000        2,806,009
 Keppel Corp., Ltd.....................................    1,379,000        2,641,717
 Keppel Land, Ltd......................................    1,200,000        1,772,000
 Keppel Tatlee Bank, Ltd...............................    1,084,000        1,903,544
 *Neptune Orient Lines, Ltd............................    1,162,000          914,257
 Singapore Land, Ltd...................................    1,048,000        2,103,230
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $17,978,933)...................................                    12,688,093
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................      105,892        1,827,297
 Den Norske Bank ASA Series A..........................      589,194        2,713,390
 *Kvaerner ASA.........................................       47,956          362,049
 Norsk Hydro ASA.......................................       31,700        1,271,828
 Norske Skogindustrier ASA Series A....................       30,000        1,132,443
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,776,475)....................................                     7,307,007
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       80,345        1,249,129

                                                               SHARES          VALUE+
                                                               ------          ------

 Cimpor Cimentos de Portugal SA........................      100,653   $    2,321,879
 Portugal Telecom SA...................................      300,000        2,454,799
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,721,563)....................................                     6,025,807
                                                                       --------------
IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)
 Allied Irish Banks P.L.C..............................       36,030          392,050
 Independent News & Media P.L.C........................      495,010        1,314,258
 Jefferson Smurfit Group P.L.C.........................    1,432,273        2,281,623
                                                                       --------------
TOTAL -- IRELAND
  (Cost $4,683,921)....................................                     3,987,931
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       47,110        2,304,710
 Voest-Alpine Stahl AG.................................       23,100          535,891
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,840,601
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,089,703
 Lion Nathan, Ltd......................................      476,400        1,045,391
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,178,185)....................................                     2,135,094
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $15,587)......................................                        16,157
                                                                       --------------

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $4,984,103) to be
   repurchased at $4,909,817.
   (Cost $4,909,000)...................................   $    4,909        4,909,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,400,137,277)++..............................                $1,537,944,698
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,403,127,335.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (96.3%)
COMMON STOCKS -- (95.5%)
 *ASK Corp., Yokohama..................................      64,000    $     64,710
 Achilles Corp.........................................     549,000         763,249
 Aica Kogyo Co., Ltd...................................     164,000         994,916
 *Aichi Corp...........................................      57,000          88,507
 *Aichi Machine Industry Co., Ltd......................     157,000         297,641
 Aichi Steel Works, Ltd................................     292,000         856,721
 Aichi Tokei Denki Co., Ltd............................      67,000         162,100
 Aida Engineering, Ltd.................................     160,000         690,432
 *Aim Services Co., Ltd................................       2,000          20,764
 Airport Facilities Co., Ltd...........................      40,700         145,133
 *Aisan Industry Co., Ltd..............................      23,000         139,116
 *Akai Electric Co., Ltd...............................     363,000           3,277
 Akebono Brake Industry Co., Ltd.......................     141,000         269,854
 *Aloka Co., Ltd.......................................      13,000         110,552
 Amada Sonoike Co., Ltd................................     191,414         487,300
 *Amatsuji Steel Ball Manufacturing
   Co., Ltd............................................      12,000         105,081
 Ando Corp.............................................     120,000         216,663
 *Ando Electronic Co., Ltd.............................      10,000          99,304
 Anest Iwata Corp......................................      74,000          96,866
 *Anrakutei Co., Ltd...................................       4,000          25,277
 *Aoi Advertising Promotion Inc........................       6,000          62,236
 *Aoki Corp............................................      70,000          22,750
 Aoki International Co., Ltd...........................      74,200         211,672
 *Apic Yamada Corp.....................................       3,000          21,125
 *Arabian Oil Co., Ltd.................................      48,300         455,656
 Arai-Gumi, Ltd........................................      49,300          45,841
 Araya Industrial Co., Ltd.............................      84,000          71,282
 *Argo 21 Corp.........................................       4,000         108,693
 Asahi Denka Kogyo KK..................................     169,000       1,264,779
 Asahi Diamond Industrial Co., Ltd.....................      68,000         360,346
 Asahi Kogyosha Co., Ltd...............................      48,000         107,031
 Asahi Optical Co., Ltd................................     102,000         247,700
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         729,504
 *Asahi Tec Corp.......................................      86,000         112,574
 Asanuma Corp..........................................     145,000         183,261
 Ashimori Industry Co., Ltd............................      84,000         147,114
 *Asia Securities Printing Co., Ltd....................       8,000          73,954
 *Asics Corp...........................................     333,000         312,645
 Azel Corp., Tokyo.....................................      89,000         162,299
 Bando Chemical Industries, Ltd........................     213,000         382,654
 Bank of Okinawa, Ltd..................................      19,300         392,896
 *Bank of the Ryukyus, Ltd.............................      23,980         331,218
 *Bull Dog Sauce Co., Ltd..............................       9,000          48,993
 Bunka Shutter Co., Ltd................................     134,000         262,505
 CKD Corp..............................................     113,000         854,861
 *Cabin Co., Ltd.......................................      67,000          59,880
 Calpis Co., Ltd.......................................      66,000         284,208
 Calsonic Corp.........................................     261,000         614,971
 Canon Electronics, Inc................................      25,000         261,350
 *Canon System & Support, Inc..........................      15,000         117,133
 *Catena Corp..........................................      18,000         173,059
 *Cats, Inc............................................       4,000         112,665
 Central Finance Co., Ltd..............................     180,000         536,241
 Central Glass Co., Ltd................................     184,000         887,018
 Cesar Co..............................................      79,000         145,489

                                                            SHARES           VALUE+
                                                            ------           ------

 *Chiba Kogyo Bank, Ltd................................      38,100    $    410,335
 Chino Corp............................................      70,000         149,768
 *Chisan Tokan Co., Ltd................................      64,000          47,377
 *Chiyoda Co., Ltd.....................................      24,000         105,081
 *Chiyoda Corp.........................................     226,000         171,380
 *Chofu Seisakusho Co., Ltd............................      25,000         270,603
 *Chori Co., Ltd.......................................     175,000         172,202
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         380,424
 Chugai Ro Co., Ltd....................................     139,000         383,981
 Chugoku Marine Paints, Ltd............................     111,000         215,444
 Chugokukogyo Co., Ltd.................................      45,000          60,936
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         317,772
 Chukyo Sogo Bank, Ltd.................................     118,000         463,388
 *Chuo Paperboard Co., Ltd.............................      76,000          71,354
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         322,638
 Cleanup Corp..........................................      41,000         177,664
 *Co-Op Chemical Co., Ltd..............................      80,000          67,888
 *Computer Engineering & Consulting, Ltd...............       8,000         105,659
 *Copyer Co., Ltd......................................       8,000          24,555
 *Corona Corp..........................................      12,000         107,140
 D'urban, Inc..........................................     114,000         175,984
 Dai Nippon Toryo, Ltd.................................     193,000         285,742
 Dai-Dan Co., Ltd......................................      80,000         335,105
 Daido Hoxan, Inc......................................     196,000         775,003
 Daido Kogyo Co., Ltd..................................      60,000         124,581
 *Daido Steel Sheet Corp...............................      84,000         151,664
 Daidoh, Ltd...........................................      54,000         129,673
 Daihen Corp...........................................     205,000         329,418
 Daiho Corp............................................      96,000         116,998
 Daiichi Cement Co., Ltd...............................      33,000          46,176
 *Daiichi Chuo Kisen Kaisha............................     390,000         176,039
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         166,108
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000          40,254
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000         133,654
 Daiken Corp...........................................     110,000         309,828
 Daiki Co., Ltd........................................      31,000         302,525
 *Daikyo, Inc..........................................     268,000         425,815
 Daimei Telecom Engineering Corp.......................      66,000         510,620
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         529,741
 *Dainippon Shigyo Co., Ltd............................      16,000          69,332
 Daiso Co., Ltd........................................     112,000         190,086
 *Daisue Construction Co., Ltd.........................     185,000          73,485
 Daisyo Corp...........................................      14,000         128,282
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          29,954
 Daiwa Danchi Co., Ltd.................................     202,000         379,304
 Daiwa Industries, Ltd.................................      42,000         106,165
 Daiwa Kosho Lease Co., Ltd............................     101,000         286,302
 *Daiwa Seiko, Inc.....................................     145,000         167,553
 Daiwabo Co., Ltd......................................     262,000         250,715
 *Daiwabo Info.........................................       9,000         115,373
 *Dantani Corp.........................................      68,000          36,833
 Danto Corp............................................      42,000         134,981
 Denki Kogyo Co., Ltd..................................      59,000         372,841
 Deodeo Corp...........................................      44,600         262,919
 Descente, Ltd.........................................     133,000         252,141

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dia Kensetsu Co., Ltd................................      29,000    $     46,339
 *Diamond Computer Service Co., Ltd....................       8,000          70,777
 *Dijet Industrial Co., Ltd............................      34,000          47,882
 *Doshisha Co., Ltd....................................       5,000          85,762
 *Dynic Corp...........................................      52,000          66,190
 Eagle Industry Co., Ltd...............................      43,000         145,182
 *Eco-Tech Construction Co., Ltd.......................      23,000          22,840
 *Eiken Chemical Co., Ltd..............................       9,000          90,348
 *Elna Co., Ltd........................................       5,000          16,746
 *Enshu, Ltd...........................................      69,000          95,927
 Exedy Corp............................................      40,000         283,467
 *FDK Corp.............................................      94,000         975,886
 *First Baking Co., Ltd................................      67,000         142,140
 France Bed Co., Ltd...................................     193,000         599,362
 Fudo Construction Co., Ltd............................     201,000         212,303
 *Fuji Car Manufacturing Co., Ltd......................      36,000          33,474
 *Fuji Coca Cola Bottling Co., Ltd.....................      15,000         123,227
 Fuji Denki Reiki Co., Ltd.............................      81,800         264,368
 Fuji Kiko Co., Ltd....................................      51,000          93,463
 *Fuji Kisen Kaisha, Ltd...............................       8,000          15,744
 *Fuji Kosan Co., Ltd..................................     130,000         109,144
 Fuji Kyuko Co., Ltd...................................     107,000         347,744
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000          83,876
 Fujicco Co., Ltd......................................      19,000         231,558
 *Fujii & Co., Ltd.....................................      44,000             397
 *Fujiko Co., Ltd......................................      55,000          20,854
 Fujirebio, Inc........................................      75,000         457,023
 *Fujitsu Denso, Ltd...................................      12,000         140,939
 *Fujitsu Devices, Inc.................................       8,000         116,781
 *Fujitsu Kiden, Ltd...................................       4,000          19,752
 *Fujitsu Systems Construction, Ltd....................       4,000          38,999
 *Fujiya Co., Ltd......................................     190,000         391,077
 Fukuda Corp...........................................      65,000         156,674
 Fukushima Bank, Ltd...................................      90,000         264,058
 *Fukusuke Corp........................................      95,000         119,210
 *Furukawa Battery Co., Ltd............................      45,000         112,123
 Furukawa Co., Ltd.....................................     208,000         428,126
 *Fuso Lexel, Inc......................................       6,000          58,986
 Fuso Pharmaceutical Industries, Ltd...................      78,000         365,456
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         219,660
 Gastec Service, Inc...................................      41,000         152,124
 *Geostar Corp.........................................       6,000          42,520
 Godo Shusei Co., Ltd..................................      74,000         148,306
 *Godo Steel, Ltd......................................     245,000         196,847
 *Goldwin, Inc.........................................      47,000          50,491
 Gourmet Kineya Co., Ltd...............................      31,000         225,564
 *Graphtec Corp........................................      39,000          53,516
 *Gun-Ei Chemical Industry Co., Ltd....................     164,000         236,885
 *Gunze Sangyo, Inc., Tokyo............................      90,000          82,874
 Hac Kimisawa Co., Ltd.................................      25,000         194,094
 *Hakone Tozan Railway Co., Ltd........................      52,000         126,748
 Hakuyosha Co., Ltd....................................      57,000         180,101
 *Hanwa Co., Ltd.......................................     405,000         405,837
 *Harashin Co., Ltd....................................         700           5,403
 Harima Chemicals, Inc.................................      37,000         137,951
 Hayashikane Sangyo Co., Ltd...........................     128,000         143,286
 *Hazama Corp..........................................      19,000           7,376
 Heiwado Co., Ltd......................................      49,000         340,612
 Hibiya Engineering, Ltd...............................      60,000         220,454
 Hisaka Works, Ltd.....................................      48,000         199,330

                                                            SHARES           VALUE+
                                                            ------           ------

 *Hitachi AIC, Inc.....................................      15,000    $    142,185
 *Hitachi Electronics Engineering Co., Ltd.............       7,000          41,139
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,527
 Hitachi Koki Co., Ltd.................................     111,000         342,707
 *Hitachi Kokusai Electric, Inc........................      44,000         340,016
 Hitachi Medical Corp..................................      28,000         290,689
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         528,549
 Hitachi Powdered Metal Co., Ltd.......................      46,000         427,729
 *Hitachi Seiki Co., Ltd...............................     141,000         192,207
 *Hitachi Tool Engineering, Ltd........................       6,500          35,032
 Hochiki Corp..........................................      42,000         109,198
 *Hodogaya Chemical Co., Ltd...........................     100,000         150,761
 *Hohsui Corp..........................................      56,000          41,960
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         237,715
 *Hokkaido Bank, Ltd...................................     100,000         120,067
 *Hokkaido Coca-Cola Bottling Co., Ltd.................      17,000         131,984
 Hokkaido Gas Co., Ltd.................................      87,000         151,583
 Hokko Chemical Industry Co., Ltd......................      41,000         111,410
 *Hoko Fishing Co., Ltd................................      79,000          51,349
 *Hokuriku Electric Industry Co., Ltd..................     112,000         192,108
 Hokuriku Electrical Construction Co., Ltd.............      36,000          89,048
 *Hokuriku Gas Co., Ltd................................      26,000          71,120
 Hokuriku Seiyaku Co., Ltd.............................      31,000         364,093
 *Hokushin Co., Ltd....................................      39,900          47,547
 Honen Corp............................................     128,000         217,241
 Horiba, Ltd...........................................      54,000         455,805
 Hosokawa Micron Corp..................................      40,000         229,302
 Howa Machinery, Ltd...................................     181,000         196,080
 *Ichida and Co., Ltd..................................      78,000          37,320
 Ichikawa Co., Ltd.....................................      49,000          99,972
 Ichiken Co., Ltd......................................      48,000          42,899
 Ichikoh Industries, Ltd...............................     141,000         260,943
 *Ichiyoshi Securities Co., Ltd........................      24,000          91,215
 Idec Izumi Corp.......................................      60,000         728,529
 Ihara Chemical Industry Co., Ltd......................      80,000         143,720
 Iino Kaiun Kaisha, Ltd................................     161,000         225,284
 *Ikegai Corp..........................................      90,000         108,061
 *Ikegami Tsushinki Co., Ltd...........................     102,000         209,946
 Inaba Denki Sangyo Co., Ltd...........................      22,000         237,932
 *Inaba Seisa Kusho Co., Ltd...........................       8,000         107,609
 Inabata and Co., Ltd., Osaka..........................      85,000         483,429
 Inageya Co., Ltd......................................      56,000         299,789
 Intec, Inc............................................      19,000         271,352
 *Inui Steamship Co., Ltd..............................      31,000          18,191
 *Iseki & Co., Ltd.....................................     322,000         229,645
 *Ishihara Sangyo Kaisha, Ltd..........................     193,000         306,650
 *Ishii Hyoki Co., Ltd.................................       3,000          89,103
 Ishii Iron Works Co., Ltd.............................      52,000          82,621
 *Ishikawa Seisakusho, Ltd.............................      75,000          57,551
 *Ishikawajima Transport Machinery Co., Ltd............       6,000          19,445
 Ishizuka Glass Co., Ltd...............................      49,000          92,452
 Itochu Fuel Corp......................................     192,000         717,587
 Itoki Crebio Corp.....................................      56,000         152,170
 *Iuchi Seieldo Co., Ltd...............................       4,000          57,416
 Iwasaki Electric Co., Ltd.............................     110,000         240,315
 *Iwatsu Electric Co., Ltd.............................     145,000         327,251
 *Izukyu Corp..........................................       2,200          40,715

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Izumi Co., Ltd........................................      55,000    $    528,793
 *Izutsuya Co., Ltd....................................      70,000         102,373
 JGC Corp..............................................     146,000       1,028,065
 JMS Co., Ltd..........................................      59,000         212,519
 *Jac Holdings Co., Ltd................................       5,000          85,762
 *Jaccs Co., Ltd.......................................      79,000         226,792
 *Jamco Corp...........................................       5,000          18,100
 *Janome Sewing Machine Co., Ltd.......................     224,000         171,886
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         149,768
 *Japan Aviation Electronics Industry, Ltd.............     130,000       1,023,371
 Japan Carlit Co., Ltd.................................      28,000         196,658
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          79,840
 Japan Digital Laboratory Co., Ltd.....................      28,100         358,952
 Japan Foundation Engineering Co., Ltd.................      49,200         183,438
 *Japan Kenzai Co., Ltd................................       4,000          19,861
 *Japan Metals & Chemicals Co., Ltd....................     201,000         241,335
 Japan Oil Transportation Co., Ltd.....................      45,000          73,124
 Japan Paperboard Industries Co., Ltd., Tokyo..........     127,000         240,767
 Japan Pulp and Paper Co., Ltd.........................      99,000         317,276
 *Japan Steel Works, Ltd...............................     338,000         338,698
 Japan Storage Battery Co., Ltd........................      63,000         224,652
 Japan Transcity Corp..................................      90,000         157,622
 Japan Vilene Co., Ltd.................................     101,000         241,624
 Japan Wool Textile Co., Ltd...........................      86,000         333,841
 Jastec Co., Ltd.......................................       3,000          96,415
 Jeol, Ltd.............................................      97,000         554,305
 *Joban Kosan Co., Ltd.................................     101,000         130,386
 *Joint Corp...........................................       5,000         117,359
 Joshin Denki Co., Ltd.................................      98,000         243,294
 *Jsp Corp.............................................       4,000          20,691
 *Jujiya Co., Ltd......................................     161,000          75,579
 Juken Sangyo Co., Ltd.................................      86,000         492,222
 Juki Corp.............................................     153,000         587,021
 K.R.S.Corp............................................       2,000          20,384
 *Kabuki-Za Co., Ltd...................................       5,000         171,525
 Kaga Electronics Co., Ltd.............................      19,000         229,843
 Kagawa Bank, Ltd......................................      68,350         370,840
 Kahma Co., Ltd........................................      46,000         220,093
 *Kakuei (L.) Corp.....................................     100,000             903
 Kamei Corp............................................      59,000         268,445
 Kanaden Corp..........................................      50,000         199,059
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         422,493
 Kanamoto Co., Ltd.....................................      24,000         119,598
 *Kanematsu Corp.......................................     249,500         281,549
 Kanematsu Electronics, Ltd............................      38,000         166,722
 *Kanematsu-NNK Corp...................................      60,000          81,790
 *Kansai Kisen Kaisha..................................     184,000          69,765
 Kanto Auto Works, Ltd., Yokosuka......................      74,000         396,818
 Kanto Bank, Ltd.......................................      13,400         166,939
 Kanto Denka Kogyo Co., Ltd............................      83,000         295,221
 Kanto Natural Gas Development Co., Ltd................     104,000         556,751
 *Kanto Special Steel Works, Ltd.......................      84,000          51,566
 Kasei (C.I.) Co., Ltd.................................      46,000         141,192
 Kasumi Co., Ltd.......................................     132,000         521,941
 Katakura Chikkarin Co., Ltd...........................      17,000          51,566
 Katakura Industries Co., Ltd..........................      49,000         218,080

                                                            SHARES           VALUE+
                                                            ------           ------

 *Kato Sangyo Co., Ltd.................................      17,000    $     95,151
 *Kato Spring Works Co., Ltd...........................       8,000          19,861
 Kato Works Co., Ltd...................................      82,000         105,118
 Katsumura Construction Co., Ltd.......................      48,600          52,649
 Kawada Industries, Inc................................      76,000         146,825
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         131,379
 *Kawashima Textile Manufacturers, Ltd.................     126,000         154,697
 *Kawasho Corp.........................................     222,000         238,492
 Kawasho Gecoss Corp...................................      52,000         139,892
 *Kawasumi Laboratories, Inc...........................       5,000          45,815
 Kayaba Industry Co., Ltd..............................     321,000         524,514
 Keihin Co., Ltd.......................................     100,000         129,998
 Keiyo Co., Ltd........................................     104,900         476,340
 Kentucky Fried Chicken Japan, Ltd.....................      10,000         106,526
 Key Coffee, Inc.......................................      16,000         184,597
 *Kimmon Manufacturing Co., Ltd........................      41,000          44,416
 Kimura Chemical Plants Co., Ltd.......................      27,000          58,255
 *Kinki Nippon Tourist Co., Ltd........................     133,000         328,985
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         117,621
 Kinseki, Ltd..........................................      56,000         652,155
 *Kinsho-Mataichi Corp.................................      42,000          45,120
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          57,696
 Kioritz Corp..........................................      96,000         115,265
 Kishu Paper Co., Ltd..................................      63,000          94,980
 Kitagawa Iron Works Co., Ltd..........................     124,000         145,525
 Kita-Nippon Bank, Ltd.................................       6,806         349,605
 Kitano Construction Corp..............................     116,000         219,913
 Kitz Corp.............................................     234,000         335,882
 Koa Oil Co., Ltd......................................     132,000         331,278
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         223,921
 *Kobe Kiito Co., Ltd..................................      53,000          18,660
 *Koito Industries, Ltd................................       8,000          20,366
 *Kokune Corp..........................................      42,000          28,437
 Kokusai Kogyo Co., Ltd................................      60,000         283,828
 Komai Tekko, Inc......................................      53,000         118,659
 *Komatsu Construction Co., Ltd........................      29,000          39,270
 *Komatsu Electronics Metals Co., Ltd..................      13,000          93,300
 *Komatsu Forklift Co., Ltd............................     153,000         222,377
 Komatsu Seiren Co., Ltd...............................      75,000         192,965
 Komatsu Zenoah Co.....................................      73,000         158,164
 Konishi Co., Ltd......................................      16,000         129,998
 *Kosaido Co., Ltd.....................................      10,000          94,609
 *Kosei Securities Co., Ltd............................     137,000         234,989
 Krosaki Corp..........................................      96,000         134,331
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         240,333
 Kurabo Industries, Ltd................................     374,000         523,331
 Kuraya Sanseido, Inc..................................      56,950         517,208
 Kurimoto, Ltd.........................................     116,000         234,574
 Kyodo Printing Co., Ltd...............................      75,000         218,694
 Kyodo Shiryo Co., Ltd.................................     145,000         147,918
 Kyoei Sangyo Co., Ltd.................................      23,000          72,672
 Kyoei Tanker Co., Ltd.................................      53,000          52,631
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         155,591
 Kyokuyo Co., Ltd......................................     167,000         220,111
 *Kyoritsu Maintenance Co., Ltd........................       3,000          52,812
 Kyosan Electric Manufacturing Co., Ltd................      94,000         207,057
 Kyowa Leather Cloth Co., Ltd..........................      32,000         136,931

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kyudenko Corp.........................................      68,000    $    217,313
 Kyushu Bank, Ltd......................................     146,000         411,226
 *Laox Co., Ltd........................................      16,000          62,832
 Life Corp.............................................      83,000         496,781
 MR Max Corp...........................................      56,300         170,774
 Maeda Road Construction Co., Ltd......................      20,000          85,582
 Maezawa Industries, Inc...............................      18,700         115,133
 *Maezawa Kaisei Industries Co., Ltd...................       7,600          70,668
 Magara Construction Co., Ltd..........................      61,000          72,690
 *Mars Engineering Corp................................       5,000         172,879
 *Marubun Corp.........................................       9,000         103,186
 Marudai Food Co., Ltd.................................     232,000         330,916
 Maruei Department Store Co., Ltd......................      72,000         174,847
 Maruetsu, Inc.........................................     106,000         296,648
 Maruha Corp...........................................     434,000         544,600
 Marusan Securities Co., Ltd...........................      67,000         295,772
 Maruwn Corp...........................................      44,000          75,471
 Maruyama Manufacturing Co., Inc.......................      73,000          89,626
 Maruzen Co., Ltd......................................     179,000         478,319
 Maruzen Showa Unyu Co., Ltd...........................     175,000         315,967
 Maspro Denkoh Corp....................................      16,000         148,775
 *Matsuda Sangyo Co., Ltd..............................       4,000          69,693
 Matsui Construction Co., Ltd..........................      40,000         106,526
 Matsuo Bridge Co., Ltd................................      37,000          71,815
 Matsuya Co., Ltd......................................      74,000         233,815
 *Matsuya Foods Co., Ltd...............................       8,000         100,026
 Matsuzakaya Co., Ltd..................................     123,000         294,255
 Meiden Engineering Co., Ltd...........................      31,000         161,477
 *Meidensha Corp.......................................     183,000         343,627
 Meiji Shipping Co., Ltd...............................      47,000          73,404
 Meiko National Securities Co., Ltd....................      84,500         167,061
 *Meisei Industrial Co., Ltd...........................      29,000          31,154
 Meito Sangyo Co., Ltd.................................      38,000         394,507
 *Meito Transportation Co., Ltd........................       5,000          49,381
 *Meiwa Trading Co., Ltd...............................      55,000          45,680
 Mercian Corp..........................................     109,000         264,699
 Mimasu Semiconductor Industry Co., Ltd................      17,000         214,704
 *Miroku Jyoho Service Co., Ltd........................       3,000          19,500
 Misawa Homes Co., Ltd.................................     108,000         305,170
 Misawa Resort Co., Ltd................................      40,000          88,471
 *Misawavan Corp.......................................      43,000         178,178
 *Mito Securities Co., Ltd.............................      35,000          84,047
 Mitsuba Corp..........................................      67,000         263,715
 Mitsubishi Cable Industries, Ltd......................     270,000         709,300
 Mitsubishi Chemical Corp..............................         250             700
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         202,796
 Mitsubishi Pencil Co., Ltd............................      61,000         462,575
 *Mitsubishi Plastics, Inc.............................     310,000         531,727
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         222,820
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         200,991
 Mitsuboshi Belting, Ltd...............................     153,000         368,787
 *Mitsui Construction Co., Ltd.........................     314,000         153,072
 Mitsui Home Co., Ltd..................................      55,000         197,118
 Mitsui Matsushima Co., Ltd............................      90,000         147,872
 *Mitsui Mining Co., Ltd...............................     225,000         219,371
 Mitsui Sugar Co., Ltd.................................     116,000         224,102
 *Mitsui Wood Systems, Inc.............................      41,500          43,459
 Mitsui-Soko Co., Ltd..................................     115,000         227,361
 *Mitsumura Printing Co., Ltd..........................       6,000          18,416

                                                            SHARES           VALUE+
                                                            ------           ------

 Mitsuuroko Co., Ltd...................................      76,000    $    418,520
 Miura Co., Ltd........................................      31,000         436,576
 Miyaji Iron Works Co. Ltd.............................      90,000         153,560
 *Miyakoshi Corp.......................................      18,000           3,737
 Miyoshi Oil & Fat Co., Ltd............................     120,000         242,662
 Miyuki Keori Co., Ltd.................................      50,000         181,004
 Mizuno Corp...........................................     120,000         344,494
 Morinaga & Co., Ltd...................................     220,000         484,603
 *Morishita Jinton Co., Ltd............................       2,000          26,541
 Morita Corp...........................................      72,000         170,297
 Morozoff, Ltd., Osaka.................................      50,000          90,728
 Mory Industries, Inc..................................      66,000         126,314
 Mos Food Services, Inc................................      29,000         243,475
 *Mutoh Industries, Ltd................................      61,000         155,844
 Mutow Co., Ltd........................................      38,000         209,260
 *Myojo Foods Co., Ltd.................................       2,000           3,972
 NOF Corp..............................................      54,000         127,723
 *Nabco, Ltd...........................................     120,000         173,330
 Nachi-Fujikoshi Corp..................................     188,000         298,706
 Nagano Bank, Ltd......................................      63,000         267,308
 *Nagano Japan Radio Co., LTD..........................       6,000          25,729
 Nagatanien Co., Ltd...................................      32,000         237,174
 *Naigai Co., Ltd......................................     109,000          82,657
 Nakabayashi Co., Ltd..................................      92,000         227,568
 Nakamuraya Co., Ltd...................................      85,000         211,021
 *Nakano Corp..........................................      66,000          42,899
 Nakayama Steel Works, Ltd.............................     206,000         247,339
 Nemic-Lambda KK.......................................       3,484          83,348
 Neturen Co., Ltd., Tokyo..............................      67,000         175,407
 Nichia Steel Works, Ltd...............................      64,900         169,909
 Nichias Corp..........................................     237,000         691,073
 Nichiban Co., Ltd.....................................      58,000         170,171
 *Nichiboshin, Ltd.....................................     119,000           1,074
 Nichiha Corp..........................................      27,000         168,185
 Nichimen Corp.........................................     190,000         205,830
 Nichimo Co., Ltd......................................      54,000          62,399
 *Nichimo Corp.........................................      85,000          56,016
 Nichireki Co., Ltd....................................      44,000         175,966
 Nichiro Corp..........................................     289,000         508,752
 *Nidec Tosok Corp.....................................       3,000          23,372
 *Nihon Kentetsu Co., Ltd..............................      27,000          56,305
 Nihon Kohden Corp.....................................      85,000         218,694
 Nihon Matai Co., Ltd..................................      50,000         103,818
 Nihon Nohyaku Co., Ltd................................     103,000         201,776
 Nihon Nosan Kogyo KK..................................     201,000         308,474
 Nihon Parkerizing Co., Ltd............................      92,000         280,723
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000         100,604
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          79,308
 *Niigata Chuo Bank, Ltd...............................     130,000               0
 *Niigata Engineering Co., Ltd.........................     586,000         428,505
 Nikken Chemicals Co., Ltd.............................     130,000         394,326
 Nikkiso Co., Ltd......................................      61,000         304,529
 Nikko Co., Ltd., Akashi...............................      65,000         146,699
 *Nippei Toyama Corp...................................      10,000          16,521
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         344,494
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          93,914
 *Nippon Carbon Co., Ltd...............................     177,000         148,604
 *Nippon Ceramic Co., Ltd..............................       4,000          86,304
 Nippon Chemical Industrial Co., Ltd...................     131,000         532,178

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Chemi-Con Corp.................................     103,000    $    830,351
 *Nippon Chemiphar Co., Ltd............................      49,000         106,165
 Nippon Chutetsukan KK.................................      44,000          76,663
 *Nippon Columbia Co., Ltd.............................      99,000         164,447
 *Nippon Concrete Industries Co., Ltd..................      65,000          61,613
 Nippon Conlux Co., Ltd................................      63,000         299,726
 *Nippon Conveyor Co., Ltd.............................      43,000          29,890
 Nippon Denko Co., Ltd.................................     159,000         249,758
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         368,580
 Nippon Felt Co., Ltd..................................      28,000          80,887
 Nippon Fine Chemical Co., Ltd.........................      23,000          86,792
 Nippon Flour Mills Co., Ltd...........................     147,000         333,092
 *Nippon Formula Feed Manufacturing Co., Ltd...........     100,000         117,359
 Nippon Gas Co., Ltd...................................      62,000         363,813
 Nippon Hume Pipe Co., Ltd.............................      43,000          84,625
 *Nippon Kasei Chemical Co., Ltd.......................     113,000         147,918
 *Nippon Kinzoku Co., Ltd..............................      93,000          75,561
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         278,105
 *Nippon Kokan Koji Corp...............................       7,000          22,750
 Nippon Konpo Unyu Soko Co., Ltd.......................      59,000         388,820
 *Nippon Koshuha Steel Co., Ltd........................     151,000         125,412
 *Nippon Lace Co., Ltd.................................      26,000          21,125
 Nippon Light Metal Co., Ltd...........................     243,000         206,209
 *Nippon Metal Industry Co., Ltd.......................     282,000         193,480
 Nippon Pipe Manufacturing Co., Ltd....................      35,000         127,335
 *Nippon Piston Ring Co., Ltd..........................     133,000         106,860
 Nippon Road Co., Ltd..................................     147,000         214,984
 *Nippon Seiki Co., Ltd................................      25,000         129,546
 Nippon Seisen Co., Ltd................................      39,000          72,880
 Nippon Sharyo, Ltd....................................     122,000         208,159
 Nippon Shinyaku Co., Ltd..............................      59,000         515,585
 Nippon Signal Co., Ltd................................     109,000         381,796
 Nippon Soda Co., Ltd..................................     129,000         370,331
 *Nippon Steel Chemical Co., Ltd.......................     241,000         387,267
 Nippon Suisan Kaisha, Ltd.............................     246,000         397,522
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         194,852
 *Nippon Typewriter Co., Ltd...........................       3,000           8,937
 Nippon Valqua Industries, Ltd.........................     119,000         168,663
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         142,591
 Nippon Yusoki Co., Ltd................................      49,000          80,508
 *Nishimatsuya Chain Co., Ltd..........................       7,000         101,109
 *Nissan Construction Co., Ltd.........................     128,000          82,043
 *Nissan Diesel Motor Co., Ltd.........................     214,000         243,421
 *Nissan Shatai Co., Ltd...............................     251,000         380,677
 *Nisseki House Industry Co., Ltd......................     260,000         305,134
 Nissha Printing Co., Ltd..............................      81,000         416,805
 *Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         273,754
 Nisshin Oil Mills, Ltd................................     122,000         339,222
 Nissin Corp...........................................     150,000         258,641
 Nissin Electric Co., Ltd..............................     187,000         450,740
 *Nissin Kogyo Co., Ltd................................       6,000          99,123
 Nitsuko Corp..........................................      75,000         356,817
 Nitta Corp............................................      24,000         298,995
 Nittetsu Mining Co., Ltd..............................     147,000         310,532
 Nitto Boseki Co., Ltd.................................     225,000         300,620
 Nitto Construction Co., Ltd...........................      19,000          33,104
 Nitto Electric Works, Ltd.............................      67,000         492,953
 Nitto Flour Milling Co., Ltd..........................      54,000         101,886

                                                            SHARES           VALUE+
                                                            ------           ------

 Nitto Seiko Co., Ltd..................................      56,000    $     95,548
 *Nitto Seimo Co., Ltd.................................      32,000          22,244
 Nittoc Construction Co., Ltd..........................      61,000          76,545
 Nohmi Bosai, Ltd......................................      59,000         211,987
 *Nomura Co., Ltd......................................       6,000          16,629
 O-M, Ltd..............................................      46,000          56,477
 *OKK Corp.............................................     101,000         132,209
 Obayashi Road Corp....................................      65,000         149,633
 Odakyu Construction Co., Ltd..........................      29,000          56,287
 Odakyu Real Estate Co., Ltd...........................      58,000         109,433
 Ohki Corp.............................................      73,000         134,439
 *Ohkura Electric Co., Ltd.............................      34,000          53,407
 *Ohtsu Tire & Rubber Co., Ltd.........................      65,000         115,599
 Oiles Corp............................................      18,000         292,170
 Okabe Co., Ltd........................................      39,000         117,242
 Okamoto Industries, Inc...............................     127,000         284,334
 Okamura Corp..........................................     197,000         786,071
 Oki Electric Cable Co., Ltd...........................      56,000         141,048
 *Okinawa Electric Power Co., Ltd......................       6,000          99,123
 *Okuma and Howa Machinery, Ltd........................      69,000         113,369
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         324,128
 *Olympic Corp.........................................      10,000         191,837
 *Ono Sokki Co., Ltd...................................      43,000          78,414
 *Optec Dai-Ichi Denko Co., Ltd........................     116,333          91,368
 Organo Corp...........................................     101,000         354,686
 Oriental Construction Co., Ltd........................      39,000         133,437
 *Oriental Yeast Co., Ltd..............................      14,000          58,770
 Origin Electric Co., Ltd..............................      54,000         333,932
 Osaka Oxygen Industries, Ltd..........................     190,000         409,944
 Osaka Steel Co., Ltd..................................      38,000         149,913
 Osaki Electric Co., Ltd...............................      56,000         323,550
 Oyo Corp..............................................      29,000         320,968
 P.S.C. Corp...........................................      35,000         104,269
 Pacific Industrial Co., Ltd...........................      78,000         186,601
 *Pacific Metals Co., Ltd..............................     299,000         728,800
 Parco Co., Ltd........................................      82,000         229,482
 *Pasco Corp...........................................      68,500         250,449
 *PCA Corp.............................................       3,000          46,583
 Penta-Ocean Construction Co., Ltd.....................      72,000          90,348
 Pigeon Corp...........................................      18,000         129,998
 Pilot Corp............................................      32,000         134,331
 *Pokka Corp...........................................      48,000         191,963
 *Press Kogyo Co., Ltd.................................     143,000          90,366
 *Prima Meat Packers, Ltd..............................     230,000         236,704
 *Pulstec Industrial Co., Ltd..........................       2,000          33,041
 Raito Kogyo Co., Ltd..................................      47,800         168,293
 Rasa Industries, Ltd..................................     119,000         272,869
 Rengo Co., Ltd........................................         800           3,163
 *Renown Look, Inc.....................................      50,000         107,880
 *Renown, Inc..........................................     402,000         359,281
 Rheon Automatic Machinery Co., Ltd....................      40,000         129,637
 *Rhythm Watch Co., Ltd................................     344,000         540,357
 *Ricoh Elemex Corp....................................      11,000          68,122
 *Ricoh Leasing Co., Ltd...............................       4,000          75,832
 *Right ON Co., Ltd....................................       5,000         123,227
 Riken Corp............................................     193,000         348,466
 Riken Keiki Co., Ltd..................................      33,000         117,973
 Riken Vinyl Industry Co., Ltd.........................     123,000         345,334
 *Riken Vitamin Co., Ltd...............................      10,000         127,289
 Rohto Pharmaceutical Co., Ltd.........................      57,000         758,997

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Royal Co., Ltd........................................      35,000    $    298,904
 *Ryobi, Ltd...........................................     238,000         360,960
 Ryoden Trading Co., Ltd...............................      80,000         244,107
 Ryoyo Electro Corp....................................      45,000         558,178
 S.T. Chemical Co., Ltd................................      48,000         303,328
 SMK Corp..............................................     127,000         739,498
 SXL Corp..............................................     148,000         326,005
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          67,942
 Sagami Chain Co., Ltd.................................      20,000         155,095
 Sagami Co., Ltd.......................................      60,000         188,497
 *Sailor Pen Co., Ltd..................................      16,000          77,999
 Sakai Chemical Industry Co., Ltd......................     184,000       1,171,063
 Sakai Heavy Industries, Ltd...........................      60,000         116,998
 *Sakai Ovex Co., Ltd..................................      85,000          67,527
 Sakata Inx Corp.......................................      92,000         222,585
 *Sakurada Co., Ltd....................................      38,000          36,363
 San-Ai Oil Co., Ltd...................................     118,000         339,818
 Sankei Building Co., Ltd..............................      97,000         329,255
 Sanki Engineering Co., Ltd............................      76,000         354,713
 *Sanko Co., Ltd.......................................       2,000          21,666
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          47,287
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         236,587
 Sankyo Seiko Co., Ltd.................................      86,000         211,174
 *Sankyu, Inc., Tokyo..................................     302,000         264,455
 Sanoh Industrial Co., Ltd.............................      32,000         138,664
 Sanshin Electronics Co., Ltd..........................      51,000         312,157
 *Sansui Electric Co., Ltd.............................     353,000          15,934
 *Sanwa Electric Co., Ltd..............................      17,000          41,437
 *Sanyo Denki Co., Ltd.................................      36,000         227,496
 Sanyo Industries, Ltd., Tokyo.........................      48,000         157,731
 Sanyo Shokai, Ltd.....................................     113,000         302,976
 Sanyo Special Steel Co., Ltd..........................     339,000         459,054
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............     257,000         185,608
 Sata Construction Co., Ltd., Gumma....................      61,000          65,531
 *Sato Kogyo Co., Ltd..................................      34,000          14,733
 Sato Shoji Corp.......................................      31,000         107,745
 Satori Electric Co., Ltd..............................       2,000          21,486
 Sawafugji Electric Co., Ltd...........................      31,000          55,412
 Seika Corp............................................     145,000         205,514
 *Seikitokyu Kogyo Co., Ltd............................      86,000          60,557
 *Seiko Corp...........................................      45,150         182,196
 Seiren Co., Ltd.......................................      81,000         204,746
 Seiyo Food Systems, Inc...............................     137,000         411,849
 Sekisui Jushi Co., Ltd................................      85,000         273,943
 Sekisui Plastics Co., Ltd.............................     150,000         261,350
 Senko Co., Ltd........................................     205,000         370,132
 Senshukai Co., Ltd....................................      40,000         196,802
 *Setouchi Bank, Ltd...................................      11,000          39,523
 Shibaura Engineering Works Co., Ltd...................      45,000         248,214
 Shibusawa Warehouse Co., Ltd..........................     119,000         268,572
 Shibuya Kogyo Co., Ltd................................      54,000         402,668
 *Shikibo, Ltd.........................................     155,000          93,752
 Shikoku Chemicals Corp................................      89,000         317,366
 Shimizu Bank, Ltd.....................................       8,900         347,897
 *Shimura Kako Co., Ltd................................      55,000         263,652
 Shin Nippon Air Technologies Co., Ltd.................      37,180         122,511
 Shinagawa Fuel Co., Ltd...............................     160,000         534,435
 Shinagawa Refractories Co., Ltd.......................     116,000         214,677

                                                            SHARES           VALUE+
                                                            ------           ------

 Shindengen Electric Manufacturing Co., Ltd............      68,000    $    340,702
 Shin-Etsu Polymer Co., Ltd............................      68,000         410,684
 *Shinko Electric Co., Ltd.............................     257,000         426,898
 Shinko Shoji Co., Ltd.................................      41,000         283,521
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         355,092
 *Shinmaywa Industries, Ltd............................     168,000         268,445
 *Shinsho Corp.........................................     110,000         155,907
 *Shintom Co., Ltd.....................................     178,000          69,097
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         163,292
 Shinyei Kaisha........................................      54,000          69,711
 Shiroki Co., Ltd......................................     132,000         239,521
 Sho-Bond Corp.........................................      24,100         312,207
 *Shobunsha Publications, Inc..........................      12,000         141,589
 *Shochiku Co., Ltd....................................      99,000         437,036
 *Shoei Co., Ltd.......................................       6,000          53,137
 Shoko Co., Ltd........................................     156,000         197,163
 *Shokusan Bank, Ltd...................................      18,000          66,624
 *Shokusan Jutaku Sogo Co., Ltd........................     207,000         138,285
 *Showa Aluminum Corp..................................     181,000         212,420
 Showa Corp............................................     117,000         626,345
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         565,129
 Showa Highpolymer Co., Ltd............................      79,000         245,335
 *Showa Mining Co., Ltd................................       8,000          17,911
 Showa Sangyo Co., Ltd.................................     160,000         259,995
 *Silver Seiko, Ltd....................................      87,000          97,390
 Sintokogio, Ltd., Nagoya..............................     108,000         238,871
 *Snow Brand Seed Co., Ltd.............................       4,000          17,694
 Soda Nikka Co., Ltd...................................      35,000          61,298
 *Sodick Co., Ltd......................................      15,000          63,780
 *Sokkisha Co., Ltd....................................      40,000          64,277
 *Sonton Food Industry Co., Ltd........................       4,000          33,222
 Sotetsu Rosen Co., Ltd................................      42,000         195,267
 *SPC Electronics Corp.................................       9,000          89,373
 *SRL, Inc.............................................       7,000          57,316
 Star Micronics Co., Ltd...............................      84,000       1,137,480
 Subaru Enterprise Co., Ltd............................      36,000         112,448
 *Suminoe Textile Co., Ltd.............................     142,000         158,958
 *Sumitomo Coal Mining Co., Ltd........................     181,000         111,112
 *Sumitomo Construction Co., Ltd.......................     320,000         196,441
 Sumitomo Corporation's Leasing, Ltd...................      38,500         401,436
 Sumitomo Densetsu Co., Ltd............................      50,700         242,581
 *Sumitomo Light Metal Industries, Ltd.................     493,000         364,951
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         233,075
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         219,155
 Sumitomo Warehouse Co., Ltd...........................     126,000         323,044
 Sun Wave Corp.........................................      88,000         146,175
 Sun-S, Inc............................................      38,300         237,881
 SunTelephone Co., Ltd.................................      65,000         148,459
 *Suruga Corp..........................................       3,000          37,239
 *Suzutan Co., Ltd.....................................      62,000          52,613
 *T.Hasegawa Co., Ltd..................................       9,000         138,123
 TYK Corp..............................................      67,000         116,736
 Tabai Espec Corp......................................      34,000         325,355
 *Tachihi Enterprise Co., Ltd..........................       5,000          85,762
 *Tachikawa Corp.......................................       4,000          23,472
 Tadano, Ltd...........................................     127,000         204,078
 Taihei Dengyo Kaisha, Ltd.............................      66,000         154,914

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Taihei Kogyo Co., Ltd.................................     114,000    $    138,935
 *Taiheiyo Kaiun Co., Ltd..............................      72,000          34,449
 Taiheiyo Kouhatsu, Inc................................      90,000          95,873
 *Taiho Kogyo Co., Ltd.................................      10,000          78,269
 Taikisha, Ltd.........................................      97,000         631,365
 Taisei Fire & Marine Insurance Co., Ltd...............     118,000         303,599
 *Taisei Prefab Construction Co., Ltd..................     134,000         130,648
 Taisei Rotec Corp.....................................     127,000         176,562
 Taito Co., Ltd........................................      70,000         148,504
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         464,959
 Takada Kiko Co., Ltd..................................      31,000         121,737
 *Takagi Securities Co., Ltd...........................      22,000          64,746
 *Takamatsu Corp.......................................       6,500          72,763
 *Takano Co., Ltd......................................       7,000          82,151
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         198,572
 *Taka-Q Co., Ltd......................................      69,500          57,723
 *Takara Co., Ltd......................................      39,000         152,801
 *Takara Printing Co., Ltd.............................       3,500          30,807
 *Takarabune Corp......................................      52,000          46,005
 Takasago International Corp...........................      91,000         350,786
 *Takasaki Paper Manufacturing Co., Ltd................     157,000         116,222
 *Takashima & Co., Ltd.................................      60,000          60,666
 Takiron Co., Ltd......................................     140,000         465,103
 Tamura Corp...........................................      65,000         249,388
 *Tamura Electric Works, Ltd...........................      74,000         144,966
 Tasaki Shinju Co., Ltd................................      53,000         200,955
 *Tateho Chemical Industries Co., Ltd..................      26,500          50,239
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         166,505
 Tayca Corp............................................      74,000         165,675
 Teac Corp.............................................     109,000         334,564
 *Techno Ryowa, Ltd....................................       1,200           4,875
 *Tecmo, Ltd...........................................       7,000          60,034
 Teijin Seiki Co., Ltd.................................     138,000         316,436
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         216,880
 Teikoku Sen-I Co., Ltd................................      39,000          60,909
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         224,066
 Teisan KK.............................................     219,000       1,243,564
 Tekken Corp...........................................     274,000         222,621
 Ten Allied Co., Ltd...................................      37,000         131,605
 Tenma Corp............................................      29,000         259,183
 *Teraoka Seisakusho Co., Ltd..........................       4,000          25,277
 *Tesac Corp...........................................      92,000          38,205
 Tetra Co., Ltd., Tokyo................................      41,000          74,026
 The Daito Bank, Ltd...................................      81,000         239,115
 *Tigers Polymer Corp..................................       4,000          19,283
 *Titan Kogyo KK.......................................      36,000          51,999
 Toa Corp..............................................     181,000         204,250
 Toa Doro Kogyo Co., Ltd...............................      85,000         149,633
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          41,518
 *Tobishima Corp.......................................     100,000          39,722
 *Tobu Store Co., Ltd..................................      71,000         107,681
 Tochigi Bank, Ltd.....................................      60,000         367,785
 Tochigi Fuji Industrial Co., Ltd......................      51,000          98,527
 Toda Kogyo Corp.......................................      88,000         397,215
 Todentu Corp..........................................      57,000         177,528

                                                            SHARES           VALUE+
                                                            ------           ------

 Toenec Corp...........................................      80,000    $    303,328
 Toho Real Estate Co., Ltd.............................      98,000         339,727
 *Toho Titanium Co., Ltd...............................       6,000          28,708
 Toho Zinc Co., Ltd....................................     205,000         405,295
 *Tohoku Bank..........................................      15,000          29,114
 *Tohpe Corp...........................................      36,000          43,224
 Tohto Suisan Co., Ltd.................................      54,000         141,860
 Tokai Carbon Co., Ltd.................................     186,000         404,672
 Tokai Corp............................................     108,000         681,513
 *Tokai Kanko Co., Ltd.................................     198,000         137,635
 Tokai Pulp Co., Ltd...................................      88,000         318,567
 Tokai Rika Co., Ltd...................................      61,000         424,027
 *Tokai Senko KK, Nagoya...............................      47,000          44,976
 Tokico, Ltd...........................................     189,000         351,481
 *Tokimec, Inc.........................................     119,000         126,766
 Tokin Corp............................................      53,000         641,142
 Toko Electric Corp....................................      39,000          98,934
 Toko, Inc.............................................      81,000         426,311
 Tokushima Bank, Ltd...................................      61,200         386,743
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         435,086
 Tokyo Denki Komusho Co., Ltd..........................      57,000         191,936
 *Tokyo Denpa Co., Ltd.................................       3,000         109,686
 Tokyo Kikai Seisakusho, Ltd...........................      74,000         261,873
 *Tokyo Leasing Co., Ltd...............................      29,000         151,845
 *Tokyo Nissan Auto Sales Co., Ltd.....................      63,000         108,629
 Tokyo Rakutenchi Co., Ltd.............................      92,000         289,028
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         322,737
 Tokyo Sangyo Co., Ltd.................................      36,500          95,887
 Tokyo Securities Co., Ltd.............................     366,250         912,557
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         354,959
 Tokyo Tatemono Co., Ltd...............................     244,000         458,170
 *Tokyo Tekko Co., Ltd.................................      67,000          43,549
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         179,072
 *Tokyo Tungsten Corp..................................      10,000          81,158
 Tokyotokeiba Co., Ltd.................................     261,000         263,895
 *Tokyu Car Corp.......................................     213,000         138,448
 *Tokyu Construction Co., Ltd..........................     356,000         234,610
 *Tokyu Department Store Co., Ltd......................     266,000         192,108
 *Tokyu Hotel Chain Co., Ltd...........................     189,000         267,877
 *Tokyu Recreation Corp................................      10,000          54,978
 Tokyu Store Chain Corp................................     175,000         507,127
 *Tokyu Tourist Corp...................................      38,000          42,538
 Toli Corp.............................................     101,000         184,182
 *Tomen Corp...........................................     216,500         230,629
 *Tomen Electronics Corp...............................       3,000         127,019
 Tomoe Corp............................................      56,000          90,998
 *Tomoegawa Paper Co., Ltd.............................      55,000         195,629
 Tomoku Co., Ltd.......................................     185,000         339,032
 Tonami Transportation Co., Ltd........................     173,000         332,659
 Topcon Corp...........................................      68,000         214,857
 Topre Corp............................................      85,000         263,200
 Topy Industries, Ltd..................................     187,000         293,741
 Torigoe Co., Ltd......................................      21,000          65,216
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         199,872
 *Toshiba Chemical Corp................................       9,000          24,293
 Toshiba Engineering & Construction Co., Ltd...........     101,000         204,241
 *Toshiba Machine Co., Ltd.............................     294,000       1,382,797
 Toshiba Tungaloy Co., Ltd.............................     124,000         677,252

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tosho Printing Co., Ltd...............................      94,000    $    185,843
 Tostem Corp...........................................      21,482         307,963
 *Tostem Viva Corp.....................................     119,000         396,412
 Totenko Co., Ltd......................................      35,000         103,637
 Totetsu Kogyo Co., Ltd................................      53,000         106,219
 Totoku Electric Co., Ltd., Tokyo......................      62,000         181,907
 *Towa Real Estate Development Co., Ltd................     160,000          77,999
 *Toyo Bussan Co., Ltd.................................       4,000          22,750
 Toyo Chemical Co., Ltd................................      52,000         187,774
 Toyo Communication Equipment Co., Ltd.................      79,000         572,685
 Toyo Construction Co., Ltd............................     290,000         172,789
 *Toyo Electric Co., Ltd...............................      67,000          73,792
 *Toyo Engineering Corp................................     247,000         231,902
 *Toyo Kanetsu KK......................................     206,000         195,267
 Toyo Kohan Co., Ltd...................................     140,000         355,147
 Toyo Radiator Co., Ltd................................     104,000         416,859
 Toyo Securities Co., Ltd..............................     113,000         261,151
 *Toyo Shutter Co., Ltd................................      77,000          43,793
 *Toyo Sugar Refining Co., Ltd.........................      60,000          64,457
 *Toyo Tire & Rubber Co., Ltd..........................     173,000         223,334
 Toyo Umpanki Co., Ltd.................................     146,000         369,049
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         144,875
 Tsubaki Nakashima Co., Ltd............................      47,000         616,081
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          71,499
 *Tsudakoma Corp.......................................     101,000         123,092
 *Tsugami Corp.........................................     124,000         355,977
 *Tsukamoto Co., Ltd...................................      44,000          53,227
 Tsukishima Kikai Co., Ltd.............................      38,000         212,691
 *Tsumura & Co., Inc...................................     124,000         367,171
 Tsurumi Manufacturing Co., Ltd........................      42,000         195,647
 Tsutsumi Jewelry Co., Ltd.............................      16,900         281,333
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         196,134
 *Tsuzuki Denki Co., Ltd...............................       5,000          20,086
 U-Shin, Ltd...........................................      19,000          63,807
 *Ube Material Industries, Ltd.........................      16,000          17,766
 Uchida Yoko Co., Ltd..................................      72,000         478,392
 Ueki Corp.............................................      47,000          76,374
 Uniden Corp...........................................      42,000         177,068
 *Unimat Offisco Corp..................................       6,900          54,567
 *Unisia Jecs Corp.....................................     215,000         328,019
 *Unitika, Ltd.........................................     433,000         363,533
 *Utoc Corp............................................      38,000          46,655
 Wakachiku Construction Co., Ltd.......................     194,000         175,136
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         176,364
 *Warabeya Nichiyo Co., Ltd............................       1,000           8,865
 Yahagi Construction Co., Ltd..........................      59,000         205,062
 *Yahagi Corp..........................................      40,000               0
 *Yamaichi Electronics Co., Ltd........................       6,000         102,644
 Yamamura Glass Co., Ltd...............................     213,000         315,353
 *Yamatane Corp........................................     131,000         141,914
 Yamatane Securities Co., Ltd..........................     203,000         397,676

                                                            SHARES           VALUE+
                                                            ------           ------

 *Yamato International, Inc............................      43,000    $     42,701
 Yamato Kogyo Co., Ltd.................................      73,000         287,331
 Yamaura Corp..........................................      19,000          59,862
 *Yamazen Co., Ltd.....................................     140,000         264,148
 Yaoko Co., Ltd........................................      16,000         176,941
 Yellow Hat, Ltd., Tokyo...............................      28,000         215,868
 Yokogawa Bridge Corp..................................      70,400         247,862
 *Yokohama Matsuzakaya, Ltd............................      27,000          20,718
 Yokohama Reito Co., Ltd...............................     111,000         557,149
 *Yokowo Co., Ltd......................................       7,000         130,178
 Yomeishu Seizo Co., Ltd...............................      46,000         298,580
 Yomiuri Land Co., Ltd.................................     157,000         545,675
 Yondenko Corp.........................................      58,800         194,282
 Yonekyu Corp..........................................      31,500         340,960
 Yorozu Corp...........................................      26,800         101,615
 Yoshihara Oil Mill, Ltd...............................      36,000          95,873
 Yoshimoto Kogyo Co., Ltd..............................      60,000         490,200
 Yuasa Corp............................................     161,000         340,107
 *Yuasa Trading Co., Ltd...............................     174,000         202,634
 *Yuken Kogyo Co., Ltd.................................      60,000          64,999
 *Yukiguni Maitake Co., Ltd............................       5,000          26,631
 Yurtec Corp...........................................      73,000         237,246
 Zenchiku Co., Ltd.....................................     126,000         214,984
 *Zensho Co., Ltd......................................       6,000          47,124
 *Zexel Corp...........................................     214,000         270,468
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $380,931,943)..................................                 189,748,765
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,640,386)...................................                   1,634,145
                                                                       ------------
TOTAL -- JAPAN
  (Cost $382,572,329)..................................                 191,382,910
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $7,541,138) to be
   repurchased at $7,430,236.
   (Cost $7,429,000)...................................    $  7,429       7,429,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $390,001,329)++................................                $198,811,910
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $392,895,479.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
AUSTRALIA -- (30.0%)
COMMON STOCKS -- (29.5%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $     10,189
 A.P. Eagers, Ltd......................................       21,077         44,990
 ARB Corporation, Ltd..................................       11,364         44,810
 Abigroup, Ltd.........................................      129,710        125,480
 *Access1, Ltd.........................................      130,929         16,177
 Adelaid Bank, Ltd.....................................      116,153        323,051
 *Access1, Ltd. Issue 2000.............................       13,092          2,065
 Adelaide Brighton, Ltd................................      572,818        123,477
 Adsteam Marine, Ltd...................................      160,973        192,962
 Adtrans Group Limited.................................       29,000         26,377
 *Airboss, Ltd.........................................       27,480          1,589
 *Allstate Explorations NL.............................       49,087          6,194
 Amalgamated Holdings, Ltd.............................      266,483        294,221
 *Amity Oil NL.........................................       43,079         28,538
 *An Feng Kingstream Steel, Ltd........................      764,927         76,411
 *Anaconda Nickel NL...................................      500,170        595,885
 *Anzoil NL............................................      123,126          2,913
 *Aquarius Platinum (Australia), Ltd...................       44,452        189,679
 *Ariadne Australia, Ltd...............................      270,353         52,592
 *Ashanti Goldfields Co., Ltd..........................       16,421         38,160
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         20,723
 Ashton Mining, Ltd....................................      523,700        550,678
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         20,631
 Atkins Carlyle, Ltd...................................       69,772         84,371
 *AuIron Energy, Ltd...................................      260,290        177,904
 *Auridiam Consolidated NL.............................       63,097          2,488
 *Aurora Gold, Ltd.....................................      226,812         24,446
 Ausdoc Group, Ltd.....................................      116,098        100,104
 *Ausdrill, Ltd........................................      103,961          8,472
 *Aussie Online, Ltd...................................      394,855          7,889
 *Austpac Resources NL.................................      355,118         18,671
 Australand Holdings, Ltd..............................      445,600        309,246
 Australian Hospital Care, Ltd.........................      215,500        142,759
 *Australian Magnesium Corp., Ltd......................       84,257        101,887
 *Australian Oil & Gas Corp., Ltd......................       96,119         88,942
 Australian Pharmaceutical Industries, Ltd.............      287,700        353,949
 Australian Provincial Newspaper Holdings, Ltd.........      380,974        857,283
 *Australian Resources, Ltd............................      141,446         17,104
 Autron Corporation, Ltd...............................      223,118         49,855
 *Avatar Industries, Ltd...............................      229,505         22,926
 Bank of Queensland, Ltd...............................      124,922        376,338
 *Beach Petroleum NL...................................      371,700          7,622
 *Beaconsfield Gold NL.................................       89,078         15,923
 Bendigo Bank, Ltd.....................................      150,037        413,347
 *Bendigo Mining NL....................................      849,735         78,182
 *Beyond International, Ltd............................       61,256         24,154
 *Biota Holdings, Ltd..................................       97,808        197,979
 *Biotech International, Ltd...........................      149,379         24,346
 *Black Range Minerals NL..............................      169,951         20,551
 Blackmores, Ltd.......................................       27,894         92,832
 *Bligh Oil & Minerals NL..............................       58,844          6,342
 *Bligh Oil & Minerals NL, Issue 00....................       29,422          2,243
 *Boulder Group NL.....................................       78,500          6,810
 *Bourse Data, Ltd.....................................       30,700          9,684

                                                               SHARES        VALUE+
                                                               ------        ------

 Brandrill, Ltd........................................       96,616   $    121,912
 Bridgestone Australia, Ltd............................       49,000         28,338
 Bristile, Ltd.........................................       81,032         51,124
 Buderim Ginger, Ltd...................................        7,889          2,157
 *Burns, Philp & Co., Ltd..............................      651,721        178,176
 CI Technologies Group, Ltd............................      109,822        193,428
 Caltex Australia, Ltd.................................      407,700        460,855
 Campbell Brothers, Ltd................................       59,643        144,245
 *Cape Range, Ltd......................................      430,495         61,111
 Capral Aluminium, Ltd.................................      379,330        452,718
 *Carrington Cotton Corp., Ltd.........................       22,200         49,138
 Casinos Austria International, Ltd....................      258,299         89,630
 Cedar Woods Properties, Ltd...........................       50,913         11,243
 *Centamin Egypt, Ltd..................................      261,882         10,326
 *Centaur Mining & Exploration, Ltd....................       62,058         15,335
 Central Equity, Ltd...................................      123,243        142,551
 Central Norseman Gold Corp., Ltd......................      409,800         59,250
 Centro Properties, Ltd................................      261,514        393,092
 *Charter Pacific Corp., Ltd...........................       72,823         30,630
 *Circadian Technologies, Ltd..........................       40,370         77,258
 *Cityview Energy Corp., Ltd...........................       52,581         19,351
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      163,017          7,457
 Clough, Ltd...........................................      403,574        131,553
 Coal & Allied Industries, Ltd.........................       11,250        106,466
 Coates Hire, Ltd......................................      258,842        156,501
 *Comet Resources NL...................................       83,600         20,658
 Consolidated Manufacturing Industries, Ltd............       32,784         18,960
 *Consolidated Minerals, Ltd...........................      123,800         26,686
 Consolidated Paper Industries, Ltd....................       66,203         69,613
 Consolidated Rutile, Ltd..............................      333,372        115,680
 *Coolgardie Gold NL...................................      222,685          5,854
 *Coplex Resources NL..................................      231,400         10,949
 Corporate Express Australia, Ltd......................      176,355        746,395
 Coventry Group, Ltd...................................       63,616        125,425
 Crane (G.E) Holdings, Ltd.............................       86,915        317,588
 *Croesus Mining NL....................................       97,100         19,144
 *Cudgen RZ, Ltd.......................................       36,650          3,661
 *DC International, Ltd................................      299,350          7,554
 *DJL, Ltd.............................................      277,900          1,461
 *Dalrymple Resources NL...............................       62,885         16,531
 Danks Holdings, Ltd...................................       10,425         45,218
 *Davnet Limited.......................................      402,200        143,792
 Delfin Property Group, Ltd............................       26,361         80,385
 *Delta Gold NL........................................      442,483        260,555
 *Denehurst, Ltd.......................................       95,000          3,646
 *Devex, Ltd...........................................      205,364         51,826
 *Devine, Ltd..........................................       44,183          3,484
 *Diamin Resources NL..................................      212,131         37,362
 Dollar Sweets Holdings, Ltd...........................      135,021         65,309
 *Dominion Mining, Ltd.................................      168,015         30,917
 *Durban Roodepoort Deep, Ltd..........................       18,619         11,257
 *Easycall Communications (Philippines), Ltd...........      177,300         21,440
 *Ecorp Limited........................................      254,988        243,322
 Email, Ltd............................................      409,709        611,757
 *Emporer Mines, Ltd...................................      120,600         17,120
 Energy Developments, Ltd..............................      161,980      1,114,772

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Energy Equity Corp., Ltd.............................      325,630   $     13,867
 Energy Resources of Australia, Ltd. Series A..........      231,589        322,663
 *Equatorial Mining, Ltd...............................       43,214         59,072
 Equigold NL...........................................       99,000         21,340
 Evans Deakin Industries, Ltd..........................      177,590        188,606
 Finemore Holdings, Ltd................................       75,789         85,670
 Fleetwood Corp., Ltd..................................       39,607         30,403
 Foodland Associates, Ltd..............................      114,415        520,336
 Forest Place Group, Ltd...............................       85,192         18,812
 *Formulab Neuronetics Corp., Ltd......................        1,061          1,395
 Forrester Parker Group, Ltd...........................      142,602         63,728
 Freedom Furniture, Ltd................................      123,400         74,610
 Futuris Corp., Ltd....................................      638,000        592,374
 GUD Holdings, Ltd.....................................       83,979         74,618
 GWA International, Ltd................................      415,102        390,654
 Gazal Corp., Ltd......................................       71,177         97,297
 *Geo2, Ltd............................................      164,199          5,180
 George Weston Foods, Ltd..............................       65,003        222,143
 *Golden West Refining Corp., Ltd......................       17,330          3,280
 Goldfields, Ltd.......................................      477,502        409,211
 *Goldstream Mining NL.................................       90,901         19,117
 Gowing Bros., Ltd.....................................       52,346         48,162
 *Gradipore, Ltd.......................................       21,628         57,424
 Grand Hotel Group.....................................      347,700        212,055
 *Grange Resources, Ltd................................       57,506          4,535
 *Greenfields Energy Corp., Ltd........................      193,687          9,470
 Green's Foods, Ltd....................................       66,082         14,592
 Gunns, Ltd............................................       48,287         69,815
 HIH Insurance, Ltd....................................      791,605        141,505
 Hamilton Island, Ltd..................................       52,600         71,073
 Hancock and Gore, Ltd.................................       50,013         30,765
 Haoma Mining NL.......................................       98,816          5,975
 *Hardman Resources NL.................................      314,890         57,944
 Harris Scarfe Holdings, Ltd...........................      105,076         68,503
 Hartley Poynton, Ltd..................................       84,981         69,253
 *Helix Resources NL...................................       25,000          6,178
 Henry Walker Group, Ltd...............................      287,948        183,183
 *Herald Resources, Ltd................................       69,910         21,686
 Hills Industries, Ltd.................................      212,581        268,238
 Hills Motorway Group..................................      279,349        672,663
 Housewares International, Ltd.........................       87,100         44,878
 Iama, Ltd.............................................      187,940        156,121
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          3,001
 Institute of Drug Technology Australia, Ltd...........       44,372         93,082
 *Intellect Holdings, Ltd..............................       75,070         41,837
 Ipoh, Ltd.............................................      139,966        113,326
 Iron Carbide Australia, Ltd...........................       89,832         33,533
 *Ixla, Ltd............................................       89,921         20,802
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000         26,288
 Jones (David), Ltd....................................      593,400        458,617
 Joyce Corp., Ltd......................................       13,049          4,802
 *Jubilee Gold Mines NL................................      133,974         93,682
 Jupiters, Ltd.........................................      189,523        403,554
 Just Jeans Holdings, Ltd..............................       94,342         45,633
 *Keycorp, Ltd.........................................       51,992        202,280
 *Kidston Gold Mines, Ltd..............................      246,300         20,719
 King Island (The) Co., Ltd............................       22,000         35,972
 *Kingsgate Consolidated NL............................       71,492         28,942

                                                               SHARES        VALUE+
                                                               ------        ------

 *Kolback Group, Ltd...................................       90,810   $     50,131
 *Kresta Holdings, Ltd.................................       56,700          2,907
 Lemarne Corp., Ltd....................................       20,790         27,873
 *Leo Shield Exploration, Ltd..........................      286,300         11,289
 *Lynas Gold NL........................................       40,500          3,513
 *MRI Holdings, Ltd....................................       36,169          4,754
 *MacMahon Holdings, Ltd...............................      192,179         13,640
 Magellan Petroleum Australia, Ltd.....................       32,760         34,878
 Maryborough Sugar Factory, Ltd........................          600          1,861
 *Maxi-Cube, Ltd.......................................      128,356         12,147
 McConnell Dowell Corp., Ltd...........................       62,776         53,798
 McGuigan (Brian) Wines, Ltd...........................       50,532         76,515
 McPherson's, Ltd......................................       61,500         37,831
 *Media Entertainment Group, Ltd.......................      150,814         20,219
 *Micromedical Industries, Ltd.........................      150,461         26,105
 *Mikoh Corp., Ltd.....................................       39,999          2,734
 *Mineral Deposits, Ltd................................       49,458          8,191
 *Mobile Computing Corp................................       75,400        241,817
 *Mobile Innovations, Ltd..............................       84,600         12,009
 Monadelphous Group, Ltd...............................       17,086         25,602
 *Mosaic Oil NL........................................      345,724         33,627
 *Mount Kersey Mining NL...............................      146,152         12,294
 *Murchison United NL..................................       71,536         52,655
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,412
 Namoi Cotton Cooperative, Ltd.........................      129,700         30,686
 National Can Industries, Ltd..........................       97,017         51,007
 National Foods, Ltd...................................      439,427        542,925
 *Nautronix, Ltd.......................................       74,694         21,992
 *New Hampton Goldfields NL............................      178,048         19,190
 Newcrest Mining, Ltd..................................      129,349        258,423
 Normandy Mt. Leyshon, Ltd.............................      133,376         51,891
 Normans Wine, Ltd.....................................       35,848         15,266
 *North Flinders Mines, Ltd............................       99,807        267,618
 *Novogen, Ltd.........................................      105,184        200,190
 *Novus Petroleum, Ltd.................................      245,359        234,778
 OPSM Protector, Ltd...................................      257,306        252,974
 Oil Company of Australia, Ltd.........................       51,800         61,277
 *Online Advantage, Ltd................................        2,475            163
 *Orbital Engine Corp., Ltd............................      537,358        590,466
 *Oriel Communications.................................       27,653          1,090
 *Oropa, Ltd...........................................      333,580         16,311
 Oroton International, Ltd.............................       38,427         47,680
 PMP Communications, Ltd...............................      381,871        337,296
 Pacific BBA, Ltd......................................      271,086        434,702
 Pacific Hydro, Ltd....................................      148,384        170,850
 *Pan Pacific Petroleum NL.............................      327,800         17,234
 *Payce Consolidated, Ltd..............................       18,000          6,672
 Penfold (W.C.), Ltd...................................       14,100         13,714
 *Peptide Technology, Ltd..............................      176,600        142,987
 *Perilya Mines NL.....................................      263,500         34,634
 Permanent Trustee Co., Ltd............................       20,052         71,162
 Perpetual Trustees Australia, Ltd.....................       47,694        789,877
 Petaluma, Ltd.........................................       29,519         69,839
 Peter Lehmann Wines, Ltd..............................       35,586         42,658
 *Petroz NL............................................      308,910         94,199
 *Petsec Energy, Ltd...................................       97,992          5,410
 *Pima Mining NL.......................................      214,601         38,361
 Pirelli Cables Australia, Ltd.........................       97,420         41,488
 *Planet Oil International.............................       31,489              0
 Plaspak Group, Ltd....................................       76,261         24,257
 *Pocketmail Group, Ltd................................       10,933            523

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Polartechnics, Ltd...................................       37,205   $     66,507
 *Port Douglas Reef Resorts, Ltd.......................      264,900         16,016
 Portman Mining, Ltd...................................      241,600        120,672
 *Precious Metals Australia, Ltd.......................      106,059          4,349
 *Preston Resources NL.................................       64,000          9,085
 Prime Television, Ltd.................................      168,102        152,899
 *Progen Industries, Ltd...............................       24,788         23,458
 *Prophecy International Holdings, Ltd.................       51,900         29,743
 *Psiron, Ltd..........................................       40,381         11,677
 *Quantum Resources, Ltd...............................      115,007          2,479
 Queensland Cotton Holdings, Ltd.......................       39,866         77,551
 *Quiktrak Networks, Ltd...............................      396,495         17,719
 *Raptis Group, Ltd....................................       12,000            820
 Rebel Sport, Ltd......................................       77,898         28,669
 *Redfire Resources NL.................................       27,900          1,907
 Reece Australia, Ltd..................................       32,100        337,536
 *Reinsurance Australia Corp., Ltd.....................      399,993         25,236
 *Resolute, Ltd........................................      324,045         19,592
 Ridley Corp., Ltd.....................................      576,240        206,014
 Rock Building Society, Ltd............................       11,373         15,008
 Rural Press, Ltd......................................      211,201        566,306
 SPC, Ltd..............................................       91,854         40,083
 Sabre Group, Ltd......................................       40,702         33,811
 Schaffer Corp., Ltd...................................       16,698         35,116
 Scientific Services, Ltd..............................      122,237         25,064
 Scott Corp., Ltd......................................       43,000         33,233
 Select Harvests.......................................       41,257         33,621
 Simeon Wines, Ltd.....................................      203,870        270,109
 Simsmetal, Ltd........................................      157,797        475,377
 Singleton Group, Ltd..................................      134,020        217,023
 *Sino Securities International, Ltd...................        8,118          5,463
 Skilled Engineering, Ltd..............................      127,146         80,217
 *Solution 6 Holdings, Ltd.............................      167,494         88,061
 Sonic Healthcare, Ltd.................................      245,203      1,166,700
 Sons of Gwalia, Ltd...................................      227,680        736,182
 Southern Cross Broadcasting (Australia), Ltd..........       44,848        246,402
 *Southern Pacific Petroleum NL........................      370,840        419,189
 *Southern Star Group, Ltd.............................      154,982         38,297
 *Spectrum Network Systems, Ltd. Series B..............      153,959         70,422
 Spicers Paper, Ltd....................................      246,300        371,648
 Spotless Group, Ltd...................................      438,502      1,636,872
 *St. Barbara Mines, Ltd...............................      375,500         26,652
 *Straits Resources, Ltd...............................       56,534         11,295
 *Strategic Minerals Corp. NL..........................       13,100            241
 *Striker Resources NL.................................      316,300         26,608
 Structural Systems, Ltd...............................       25,602         14,941
 *Sunland Group, Ltd...................................       75,095         17,767
 Sydney Aquarium, Ltd..................................       24,135         45,681
 *Taipan Resources NL..................................      300,000         11,987
 *Takoradi, Ltd........................................      993,152          8,877
 *Tandou, Ltd..........................................        3,100          1,956
 *Tanganyika Gold NL...................................      104,360         74,072
 *Tap Oil..............................................      193,100        106,600
 Tassal, Ltd...........................................       93,157         49,957
 *Techniche, Ltd.......................................       43,482         22,861
 Telecasters Australia, Ltd............................       30,643        130,497
 Television & Media Services, Ltd......................      177,693        130,793
 Tempo Service, Ltd....................................       98,174         87,747
 Ten Network Holdings, Ltd.............................      110,000        147,359
 Thakral Holdings Group................................    1,124,244        354,647

                                                               SHARES        VALUE+
                                                               ------        ------

 *Third Rail, Ltd......................................      151,200   $     11,527
 Ticor, Ltd............................................      347,850        210,317
 Timbercorp Limited....................................      230,152        199,657
 *Titan Resources NL...................................       50,000          6,572
 Toll Holdings, Ltd....................................       94,029        580,878
 *Tooth & Co., Ltd.....................................      153,000         16,490
 Tourism Assets Holdings, Ltd..........................      469,760        143,248
 *Transcom International, Ltd..........................      118,238         47,867
 *Triako Resources, Ltd................................        5,400          1,363
 Troy Resources NL.....................................       22,548          7,350
 *Union Capital, Ltd...................................      395,200         18,077
 Union Gold Mining Co. NL..............................      142,500         77,917
 United Construction Group, Ltd........................       81,554         49,309
 *Utility Services Corp., Ltd..........................      116,121         48,231
 *Valdera Resources, Ltd...............................        5,530              0
 Vecommerce, Ltd.......................................       13,680         35,602
 *Victoria Petroleum NL................................      347,973          7,318
 Villa World, Ltd......................................      134,700         51,698
 Village Roadshow, Ltd.................................      356,394        350,394
 Vision Systems, Ltd...................................      179,067        211,828
 *Voicenet (Australia), Ltd............................      112,661         26,655
 *Vos Industries, Ltd..................................      102,161         10,742
 *Walhalla Mining Company NL...........................       95,388          5,767
 Waterco, Ltd..........................................       22,304         21,577
 Watpac, Ltd...........................................      116,557         16,239
 Wattyl, Ltd...........................................      147,230        214,418
 *Webster, Ltd.........................................       33,551         11,642
 *Westel Group, Ltd....................................      164,855         15,168
 *Western Metals, Ltd..................................      385,787         39,552
 Westralian Sands, Ltd.................................      293,919        618,738
 White (Joe) Maltings, Ltd.............................       13,724         20,997
 Wide Bay Capricorn Building Society, Ltd..............       26,958         47,481
 Williams R.M. Holdings, Ltd...........................       24,075         27,214
 *Wine Planet Holdings, Ltd............................       48,101          5,817
 Yates (Arthur) and Co. Property, Ltd..................      150,702         19,412
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         20,793
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,685,227)...................................                  38,728,189
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Australian Dollar
   (Cost $678,957).....................................                     678,894
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $42,053)......................................       32,553         25,844
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        2,204            492
 *Access1 Options 11/30/02.............................       13,092              0
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369            538
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Beaconsfield Gold NL Options 03/15/02................        8,908            234
 *Bligh Oil & Minerals NL Options 02/15/02.............       29,422          1,470
 *Ipoh Rights 12/13/00.................................       39,990            442
 *Mosaic Oil NL Options 06/30/02.......................       31,429            859
 *Quantum Resources Rights 12/15/00....................      115,007            484

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ridley Corp., Ltd. Options 04/30/02..................       57,485   $      4,836
 *Surfboard, Ltd. Options 12/31/01.....................       28,753            227
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,334)........................................                       9,582
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,409,571)...................................                  39,442,509
                                                                       ------------
SINGAPORE -- (29.8%)
COMMON STOCKS -- (29.7%)
 *ASA Ceramic, Ltd.....................................      356,000         61,906
 Acma, Ltd.............................................      472,600        208,823
 *Alliance Technology & Development, Ltd...............      156,000         16,010
 Amtek Engineering, Ltd................................      540,625        147,952
 *Apollo Enterprises, Ltd..............................      193,000         80,877
 Armstrong Industrial Corp.............................      730,000         66,593
 Avimo Group, Ltd......................................      317,250        640,306
 Benjamin (F.J.) Holdings, Ltd.........................      611,000         88,831
 Bonvests Holdings, Ltd................................      825,000        235,183
 *Broadway Industrial Group, Ltd.......................      352,000         29,100
 Bukit Sembawang Estates, Ltd..........................       71,334        500,247
 *CK Tang, Ltd.........................................      307,000         40,258
 CWT Distribution, Ltd.................................      461,500        155,241
 Causeway Investment, Ltd..............................      248,000         25,451
 Central Properties, Ltd...............................       66,000        511,759
 Chemical Industries (Far East), Ltd...................      105,910         93,595
 Chevalier Singapore Holdings, Ltd.....................      220,000         33,866
 Chuan Hup Holdings, Ltd...............................    3,050,000        626,016
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        112,021
 Comfort Group, Ltd....................................    2,469,000        802,378
 Compact Metal Industries..............................      643,000         87,984
 Cosco Investment, Ltd.................................    1,222,000        114,958
 Courts Singapore, Ltd.................................      495,000        152,399
 Dovechem Terminals Holdings, Ltd......................      339,000        162,354
 *Eastern Asia Technology, Ltd.........................      510,000        165,740
 Econ International, Ltd...............................    1,242,000        177,029
 Eltech Electronics, Ltd...............................      704,000        100,345
 Eng Wah Organisation, Ltd.............................      265,000         29,840
 First Capital Corp., Ltd..............................    1,215,000        942,102
 Focal Finance, Ltd....................................      336,200        460,036
 *Freight Links Express Holdings, Ltd..................    1,648,000        122,147
 Fu Yu Manufacturing, Ltd..............................    1,291,000        184,013
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          8,467
 GB Holdings, Ltd......................................      200,000         54,163
 GK Goh Holdings, Ltd..................................    1,120,000        443,798
 GP Industries, Ltd....................................      602,000        269,432
 General Magnetics, Ltd................................      308,000         33,365
 *Goldtron, Ltd........................................      473,000         35,058
 Guthrie GTS, Ltd......................................    1,174,400        200,872
 HTP Holdings, Ltd.....................................      479,000         79,198
 Hai Sun Hup Group, Ltd................................    2,604,000        348,893
 Haw Par Brothers International, Ltd...................      565,200      1,082,740
 *Hind Hotels International, Ltd.......................      171,000        190,114
 Hitachi Zosen (Singapore), Ltd........................      962,000        208,421
 Hong Fok Corp., Ltd...................................    1,796,000        279,033
 Hotel Grand Central, Ltd..............................      437,640        159,691
 Hotel Plaza, Ltd......................................    1,189,000        281,328
 Hotel Properties, Ltd.................................    1,393,000      1,207,195
 Hotel Royal, Ltd......................................      144,333        128,373
 Hour Glass, Ltd.......................................      298,000         62,014
 Hup Seng Huat, Ltd....................................      900,200         92,384

                                                               SHARES        VALUE+
                                                               ------        ------

 Hwa Hong Corp., Ltd...................................    2,785,000   $    730,409
 Hwa Tat Lee, Ltd......................................      455,000         77,824
 IDT Holdings, Ltd.....................................      398,000        408,450
 *IPC Corp., Ltd.......................................    1,936,000        121,417
 Inchcape Motors, Ltd..................................      491,000        369,520
 *Inno-Pacific Holdings, Ltd...........................      962,500         79,570
 International Factors (Singapore), Ltd................      290,000         68,617
 Intraco, Ltd..........................................      292,500        208,458
 Isetan (Singapore), Ltd...............................       98,000        111,748
 Jack Chia-MPH, Ltd....................................      638,000        216,432
 Jaya Holdings, Ltd....................................    2,127,000        187,967
 Jurong Cement, Ltd....................................      132,500        117,093
 Jurong Engineering, Ltd...............................      112,000         89,398
 K1 Ventures, Ltd......................................    2,842,500        267,404
 Keppel Fels Energy and Infrastructure, Ltd............    1,526,500        939,947
 Keppel Tatlee Finance, Ltd............................      744,750        568,981
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000      1,176,772
 Khong Guan Flour Milling, Ltd.........................       19,000         23,290
 *Kian Ann Engineering, Ltd............................      868,000        183,107
 *Kian Ho Bearings, Ltd................................      277,000         26,848
 Kim Eng Holdings, Ltd.................................    1,775,200        870,419
 Koh Brothers, Ltd.....................................    1,494,000        132,028
 *L & M Group Investments, Ltd.........................      451,100        106,734
 LC Development, Ltd...................................    1,191,767        125,703
 Labroy Marine, Ltd....................................    2,600,000        444,711
 Lee Kim Tah Holdings, Ltd.............................      795,000         88,386
 Liang Huat Aluminum, Ltd..............................    1,477,000        155,788
 *Lim Kah Ngam, Ltd....................................      350,999         36,021
 *Low Keng Huat Singapore, Ltd.........................      372,000         59,386
 Lum Chang Holdings, Ltd...............................    1,134,030        252,158
 Magnecomp International, Ltd..........................      466,000        176,681
 Marco Polo Developments, Ltd..........................      925,000        886,000
 *Metalock (Singapore), Ltd............................       60,000          8,723
 Metro Holdings, Ltd...................................    1,575,800        332,419
 *Natsteel Broadway, Ltd...............................      546,000        772,017
 *Nippecraft, Ltd......................................    1,013,000         63,531
 *Orchard Parade Holdings, Ltd.........................    1,084,022        358,467
 *Osprey Maritime, Ltd.................................      966,000        578,295
 Ossia International, Ltd..............................      708,000        129,171
 Overseas Union Enterprise, Ltd........................      542,000      1,977,707
 Overseas Union Trust (Foreign)........................      163,800        249,349
 PCI, Ltd..............................................      530,000        317,284
 *Pacific Can Investment Holdings, Ltd.................      101,000          5,471
 Pacific Carriers, Ltd.................................      900,000        443,855
 Pan Pacific Public Co., Ltd...........................       69,750         12,328
 Pan-United Corp., Ltd.................................    1,624,000        226,848
 Pentex-Schweizer Circuits, Ltd........................      916,000        138,396
 Pertama Holdings, Ltd.................................      459,750         58,978
 *Pokka Corp. (Singapore), Ltd.........................      159,000         20,850
 Prima, Ltd............................................      106,000        232,071
 Provisions Suppliers Corp.............................    3,373,000        259,617
 Republic Hotels and Resorts, Ltd......................      881,000        399,324
 Robinson & Co., Ltd...................................      284,832        678,809
 Rotary Engineering, Ltd...............................    1,231,000        187,743
 SMB United............................................    1,254,000        142,992
 SNP Corp., Ltd........................................      175,500         74,044
 *SPP, Ltd.............................................      454,000         25,884
 *ST Capital, Ltd......................................      940,553        329,793
 San Teh, Ltd..........................................      838,406        143,403
 *Scotts Holdings, Ltd.................................    1,807,250        391,548

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sea View Hotel, Ltd...................................       66,000   $    323,612
 Sime Singapore, Ltd...................................    1,617,000        806,679
 Sin Soon Huat, Ltd....................................      929,000         74,153
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         54,956
 Singapore Finance, Ltd................................      598,000        487,551
 Singapore Reinsurance Corp., Ltd......................      280,170        178,905
 *Singapore Shipping Corp., Ltd........................    1,302,000        144,753
 Singapura Building Society, Ltd.......................      139,250         83,362
 Singatronics, Ltd.....................................      748,000        132,204
 Ssangyong Cement (Singapore), Ltd.....................      236,000        203,176
 Stamford Tyres Corp., Ltd.............................       62,000         12,902
 Straits Trading Co., Ltd..............................    1,117,200      1,082,836
 Sunright, Ltd.........................................      378,000        122,843
 Superbowl Holdings, Ltd...............................      490,000         78,223
 Superior Metal Printing, Ltd..........................      490,500         53,134
 Tibs Holdings, Ltd....................................      423,000        239,964
 Tiger Medicals, Ltd...................................      224,000        199,230
 *Transmarco, Ltd......................................      106,500         27,779
 *Tuan Sing Holdings, Ltd..............................    3,362,000        354,611
 United Engineers, Ltd.................................      632,666        411,209
 *United Overseas Bank Securities......................    1,352,000        481,770
 United Overseas Insurance, Ltd........................      125,500        150,261
 United Overseas Land, Ltd.............................    1,104,000        918,977
 United Pulp & Paper Co., Ltd..........................      354,000         92,337
 *Uraco Holdings, Ltd..................................    1,803,600        169,671
 *Van der Horst, Ltd...................................      309,100         78,423
 Vickers Ballas Holdings, Ltd..........................    1,924,000        778,836
 WBL Corp., Ltd........................................      510,000        561,190
 Wearnes International (1994), Ltd.....................       33,000         11,289
 Wing Tai Holdings, Ltd................................      505,000        368,540
 *Yeo Hiap Seng, Ltd...................................      102,000         77,345
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $55,023,104)...................................                  38,966,804
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   Non-Redeemable Convertible
   (Cost $102,710).....................................      172,500        136,706
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $37,700)......................................                      37,601
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $55,163,514)...................................                  39,141,111
                                                                       ------------
HONG KONG -- (28.0%)
COMMON STOCKS -- (28.0%)
 ABC Communications (Holdings), Ltd....................      930,000         77,505
 ALCO Holdings, Ltd....................................      314,000         18,519
 *AWT World Transport Holdings, Ltd....................      250,800            450
 Aeon Credit Service (Asia) Co., Ltd...................       62,000         19,674
 *Allied Group, Ltd....................................    7,298,000        453,818
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        339,324
 *Anex International Holdings, Ltd.....................      152,000          2,884
 *Applied International Holdings, Ltd..................    1,243,000         31,555
 *Asia Commercial Holdings, Ltd........................       72,800          3,267
 Asia Financial Holdings, Ltd..........................    1,900,794        299,762
 *Asia Securities International, Ltd...................    2,386,600         82,619
 *Asia Standard Hotel Group, Ltd.......................       38,000          1,023
 Asia Standard International Group, Ltd................    2,870,000         71,387

                                                               SHARES        VALUE+
                                                               ------        ------

 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000   $     74,185
 Associated International Hotels, Ltd..................      898,000        420,248
 Beauforte Investors Corp., Ltd........................       72,000         95,545
 *Beijing Development (Hong Kong), Ltd.................      166,000         18,942
 *Benelux International, Ltd...........................       30,000             77
 Bossini International Holdings, Ltd...................      122,000         20,178
 Boto International Holdings, Ltd......................    2,290,000         66,356
 *Burwill Holdings, Ltd................................    2,059,200        174,252
 *CCT Telecom Holdings, Ltd............................    1,449,700        182,155
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 *CNT Group, Ltd.......................................    3,078,000        114,447
 Cafe de Coral Holdings, Ltd...........................    1,191,000        454,292
 *Capetronic International Holdings, Ltd...............      292,490         76,878
 *Capital Asia, Ltd....................................       98,736          2,924
 *Cash On-line, Ltd....................................       90,073              0
 *Central China Enterprises, Ltd.......................    2,104,000         44,781
 *Century City International Holdings, Ltd.............      542,056         10,772
 Champion Technology Holdings, Ltd.....................   11,854,749        361,747
 *Cheerful Holdings, Ltd...............................      900,735         35,801
 Chen Hsong Holdings, Ltd..............................    1,515,000        233,093
 Cheuk Nang Technologies (Holdings), Ltd...............    7,500,080         42,311
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         23,291
 *Cheung Wah Development Co., Ltd......................      140,000         17,591
 Chevalier (OA) International, Ltd.....................    1,776,251         86,541
 *Chevalier Construction Holdings, Ltd.................      131,203          4,172
 Chevalier International Holdings, Ltd.................    2,793,991        200,608
 *China Aerospace International Holdings, Ltd..........    1,499,400        140,338
 *China Development Corp., Ltd.........................    1,150,000         34,650
 *China Digicontent Co., Ltd...........................    2,710,000         11,119
 *China Everbright International, Ltd..................    1,975,000         68,370
 *China Everbright Technology, Ltd.....................    3,244,000        170,530
 China Foods Holdings, Ltd.............................    1,544,000        289,026
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        206,838
 *China Investments Holdings, Ltd......................      175,000          3,814
 China Motor Bus Co., Ltd..............................      114,200        696,962
 *China Online (Bermuda), Ltd..........................   10,580,000        146,503
 China Overseas Land & Investment, Ltd.................    4,558,000        496,740
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        222,482
 *China Star Entertainment, Ltd........................    1,676,400         51,370
 China Strategic Holdings, Ltd.........................    3,760,000        125,342
 China Travel International Investment, Ltd............    2,730,000        294,021
 *China United Holdings, Ltd...........................    1,639,800          3,995
 *Chinese Estates Holdings, Ltd........................    1,204,000        135,845
 *Chinney Investments, Ltd.............................    1,144,000         42,536
 Chow Sang Sang Holdings International, Ltd............    1,098,400        232,370
 Chuangs China Investments, Ltd........................    1,347,000         41,967
 Chuang's Consortium International, Ltd................    1,858,884         63,159
 Chun Wo Holdings, Ltd.................................    1,671,917         58,950
 *Chung Hwa Development Holdings, Ltd..................    1,691,712          3,254

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Cig-Wh International Holdings, Ltd....................      472,000   $     12,709
 *Climax International Co., Ltd........................      296,000         12,714
 *Companion Building Material International Holdings,
   Ltd.................................................   17,316,066         33,302
 *Concord Land Development Co., Ltd....................      184,000         16,750
 Continental Holdings, Ltd.............................       98,825          9,123
 Continental Mariner Investment Co., Ltd...............    1,629,000        208,861
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         35,449
 *Crocodile Garments, Ltd..............................    1,539,000         35,123
 Cross Harbour Tunnel Co., Ltd.........................      365,603        148,830
 *Culturecom Holdings, Ltd.............................    2,161,000        174,555
 *Cybersonic Technology, Ltd...........................      193,000          6,929
 *DC Finance Holdings, Ltd.............................       27,000          1,108
 *Dah Hwa International Holdings, Ltd..................    1,122,000         25,894
 *Daido Group, Ltd.....................................      223,000          2,716
 Dickson Concepts International, Ltd...................      222,000        107,450
 *DigitalHongKong.com..................................       15,318            589
 *Dong-Jun Holdings, Ltd...............................    2,484,000          4,777
 *Dransfield Holdings, Ltd.............................      190,000          2,363
 Dynamic Holdings, Ltd.................................      158,000         14,586
 *Easyknit International Holdings, Ltd.................      707,150         23,573
 Egana International Holdings, Ltd.....................   19,766,208        473,916
 Egana Jewelry & Pearls, Ltd...........................    3,317,899        103,798
 *Ehealthcareasia, Ltd.................................       66,900          2,230
 Elec & Eltek International Holdings, Ltd..............    2,565,659        302,638
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         28,052
 Emperor International Holdings, Ltd...................      644,369         40,896
 *Englong International, Ltd...........................      130,000              0
 *Essential Enterprises Co., Ltd.......................      320,000         25,848
 *Evergo China Holdings, Ltd...........................    3,720,000         42,926
 FPB Bank Holding Co., Ltd.............................    2,784,520      1,196,000
 Fairwood Holdings, Ltd................................      426,000          7,155
 *Fairyoung Holdings, Ltd..............................    1,446,000         30,405
 Far East Consortium International, Ltd................    1,641,378        103,119
 *Far East Holdings International, Ltd.................       70,000          3,949
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         98,596
 *First Sign International Holdings, Ltd...............    1,050,000         25,175
 Fong's Industries Co., Ltd............................      962,000         49,337
 *Fortuna International Holdings, Ltd..................    2,727,000         16,433
 *Founder Holdings, Ltd................................      590,000        155,075
 Fountain Set Holdings, Ltd............................    1,274,000        111,074
 Four Seas Frozen Food Holdings, Ltd...................      347,184         19,809
 Four Seas Mercantile Holdings, Ltd....................      592,000        144,215
 *Four Seas Travel International, Ltd..................      600,000          1,231
 Frankie Dominion International, Ltd...................      630,173         20,199
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000          5,734
 *G-Prop Holdings, Ltd.................................      378,200          9,456
 Glorious Sun Enterprises, Ltd.........................      840,000        140,010
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        264,831
 Golden Resources Development International, Ltd.......    1,456,500         57,891
 *Gold-Face Holdings, Ltd..............................    2,003,600        213,219
 Goldlion Holdings, Ltd................................    2,052,000         86,822
 *Goldtron (Bermuda) Holdings, Ltd.....................      231,111         15,705
 Golik Holdings, Ltd...................................    1,536,500         57,130
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        133,309
 Grande Holdings, Ltd..................................      504,105        352,252

                                                               SHARES        VALUE+
                                                               ------        ------

 Great Wall Electronic International, Ltd..............    3,159,034   $     71,286
 *Greaterchina Technology Group, Ltd...................      150,410          4,821
 Group Sense (International), Ltd......................    2,062,000         71,382
 *Guangdong Investment, Ltd............................    2,150,000        250,851
 *Guangnan Holdings, Ltd...............................      762,000          8,988
 *Guangzhou Investment Co., Ltd........................    3,510,000        261,018
 HKCB Bank Holding Co., Ltd............................    1,130,000        289,764
 HKR International, Ltd................................      403,260        161,574
 Hanny Holdings, Ltd...................................    3,644,224        140,172
 Harbour Centre Development, Ltd.......................      784,000        522,704
 *Harbour Ring International Holdings, Ltd.............    2,636,000        196,024
 Henderson China Holdings, Ltd.........................      911,000        294,928
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         10,366
 High Fashion International, Ltd.......................      178,000         31,266
 *Hikari Tsushin International, Ltd....................    2,248,000         62,833
 *Hinet Holdings, Ltd..................................      611,057         12,379
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         82,216
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        499,207
 *Hong Kong Parkview Group, Ltd........................    1,130,000        289,764
 *Hop Hing Holdings, Ltd...............................      660,265         23,703
 Hopewell Holdings, Ltd................................      175,000         68,434
 Hsin Chong Construction Group, Ltd....................    1,569,658         92,576
 *Hualing Holdings, Ltd................................    1,344,000         44,803
 *Huey Tai International, Ltd..........................    2,363,112         89,380
 Hung Hing Printing Group, Ltd.........................      934,442        359,426
 IDT International, Ltd................................    4,028,486        335,731
 *IMC Holdings, Ltd....................................      604,000         51,111
 *ITC Corp., Ltd.......................................      466,157         59,768
 *Ideal Pacific Holdings, Ltd..........................      838,000         44,052
 *Imgo, Ltd............................................      636,000         51,373
 *Innovative International (Holdings), Ltd.............    1,474,003         24,190
 *Interchina Holdings Co., Ltd.........................      990,000        106,623
 *Interform Ceramics Technologies, Ltd.................    1,104,000         22,365
 International Bank of Asia, Ltd.......................    2,615,714        556,717
 International Pipe, Ltd...............................    2,022,392        129,650
 *Iquorom Cybernet, Ltd................................    4,145,000         19,132
 *Island Dyeing & Printing Co., Ltd....................      444,000         44,403
 *Isteelasia.com, Ltd..................................      667,286         37,217
 JCG Holdings, Ltd.....................................    1,048,333        483,880
 Jackin International Holdings, Ltd....................      210,000         16,693
 *Jinhui Holdings Co., Ltd.............................      370,000         10,437
 K Wah International Holdings, Ltd.....................    3,940,915        164,216
 *KPI Co., Ltd.........................................      264,000          4,570
 *KTP Holdings, Ltd....................................      180,400         11,102
 *Kader Holdings Co., Ltd..............................      545,600         16,509
 *Kantone Holdings, Ltd................................      123,902          7,784
 Karrie International Holdings, Ltd....................       66,000          2,539
 Keck Seng Investments (Hong Kong), Ltd................      858,600         81,463
 Kee-Shing Holdings Co., Ltd...........................      886,000        124,958
 King Fook Holdings, Ltd...............................    1,000,000         39,105
 Kingboard Chemical Holdings, Ltd......................      926,000        433,351
 Kingmaker Footwear Holdings, Ltd......................      962,500        143,151
 *Kong Sun Holdings, Ltd...............................      480,000         22,463
 *Kong Tai International Holdings Co., Ltd.............    8,300,000        201,130
 *Kumagai Gumi Hong Kong, Ltd..........................      970,000        133,073
 *Kwong Sang Hong International, Ltd...................    1,434,000         76,302
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         62,733

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Lai Sun Development Co., Ltd.........................    2,970,000   $     92,914
 *Lai Sun Garment (International), Ltd.................    2,325,000         56,937
 *Lai Sun Hotels International, Ltd....................    3,268,000         69,136
 *Lam Soon (Hong Kong), Ltd............................      302,310         55,040
 *Lam Soon Food Industries, Ltd........................      228,000         45,311
 *Lamex Holdings, Ltd..................................    3,628,800         19,541
 Le Saunda Holdings, Ltd...............................      236,000         14,524
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000         35,245
 Leefung-Asco Printers Holdings, Ltd...................      144,000         28,987
 *Leung Kee Holdings, Ltd..............................      354,000          9,305
 *Lippo, Ltd...........................................    1,074,760        203,943
 Liu Chong Hing Bank, Ltd..............................      365,000        381,405
 Liu Chong Hing Investment, Ltd........................      635,200        346,127
 *Logic International Holdings, Ltd....................      812,000         64,548
 *Luks Industrial Co., Ltd.............................      537,963         49,662
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        137,430
 *Magnificent Estates, Ltd.............................    3,778,000         22,282
 *Magnum International Holdings, Ltd...................      300,000          5,308
 *Mansion Holdings, Ltd................................    1,420,360         16,208
 *Mansion House Group, Ltd.............................      698,200         28,199
 *Megga (S.) International Holdings, Ltd...............    2,270,100          4,075
 Melbourne Enterprises, Ltd............................       45,500        155,178
 *Melco International Development, Ltd.................      180,000         22,617
 Midland Realty (Holding), Ltd.........................      496,000         34,341
 *Millennium Group, Ltd................................      928,000         12,850
 Min Xin Holdings, Ltd.................................      987,200         62,654
 Mingly Corp., Ltd.....................................    4,032,600        219,740
 Moulin International Holdings, Ltd....................    3,350,183        253,429
 *Mui Hong Kong, Ltd...................................    1,845,000         24,129
 *Multi-Asia International Holdings, Ltd...............    2,800,500        477,555
 Nanyang Holdings, Ltd.................................      137,500        109,303
 *National Electronics Holdings, Ltd...................    2,156,000         38,424
 New Island Printing Holdings, Ltd.....................      176,000         38,362
 *New Rank City Development, Ltd.......................        1,664            205
 *New World Cyberbase, Ltd.............................       25,220            673
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        588,529
 *Nph International Holdings, Ltd......................      108,400          8,617
 Ocean Information Holdings, Ltd.......................      122,000          6,257
 *Onfem Holdings, Ltd..................................    1,922,000         71,464
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         42,850
 *Oriental Press Group, Ltd............................    4,080,600        460,408
 Oxford Properties & Finance, Ltd......................      110,000        157,960
 *Pacific Andes International Holdings, Ltd............      156,000          5,000
 *Pacific Concord Holding, Ltd.........................    2,134,629        161,477
 *Pacific Plywood Holdings, Ltd........................   10,210,000        100,798
 *Paramount Publishing Group, Ltd......................      620,000         27,425
 Paul Y. ITC Construction Holdings, Ltd................      612,677         29,065
 *Peace Mark (Holdings), Ltd...........................    6,758,122         41,591
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         31,378
 Pegasus International Holdings, Ltd...................      226,000         24,630
 *Perfect Treasure Holdings, Ltd.......................      364,000         31,269
 Perfectech International Holdings, Ltd................      571,450         63,010
 Pico Far East Holdings, Ltd...........................    1,190,000         97,648
 Playmate Toys Holdings, Ltd...........................    1,585,000         79,256
 Pokfulam Development Co., Ltd.........................      234,000         60,004
 *Poly Investments Holdings, Ltd.......................    2,670,000         90,718
 Prestige Properties Holdings, Ltd.....................      965,000         70,524
 *Prime Succession, Ltd................................      768,000         11,619

                                                               SHARES        VALUE+
                                                               ------        ------

 *Prosper Evision, Ltd.................................       96,000   $     32,925
 *QPL International Holdings, Ltd......................    1,191,000        645,170
 *Quality Healthcare Asia, Ltd.........................    1,338,000        262,472
 *RNA Holdings, Ltd....................................       20,600            845
 Raymond Industrial, Ltd...............................      605,400         47,349
 Realty Development Corp, Ltd..........................      475,000         99,879
 *Regal Hotels International Holdings, Ltd.............    1,950,000         50,004
 *Rivera Holdings, Ltd.................................    3,160,000         88,324
 Road King Infrastructure, Ltd.........................      449,000        195,732
 *Ryoden Development, Ltd..............................    1,912,000        115,218
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        115,249
 SA SA International Holdings, Ltd.....................    1,134,000        126,494
 Safety Godown Co., Ltd................................      408,000        215,784
 *Saint Honore Holdings, Ltd...........................      128,000         12,965
 *Same Time Holdings, Ltd..............................      410,000          9,147
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        173,046
 Sea Holdings, Ltd.....................................    1,068,000        246,479
 *Seapower International Holdings, Ltd.................      854,000         13,796
 *Seapower Resources International, Ltd................    2,528,000         45,702
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        256,268
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        183,436
 *Shenyin Wanguo (Hong Kong), Ltd......................      847,500         41,291
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,797
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         33,131
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         56,704
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        106,828
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         57,047
 Shui On Construction & Materials, Ltd.................      218,000        269,724
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         34,584
 *Shun Ho Resources Holdings, Ltd......................      483,000         14,243
 *Shun Shing Holdings, Ltd.............................    2,573,600        254,078
 Shun Tak Holdings, Ltd................................    3,422,000        368,549
 *Silver Grant International Industries, Ltd...........    2,087,000        129,778
 Sime Darby Hong Kong, Ltd.............................    1,040,000        506,702
 *Simsen Metals & Holdings, Ltd........................    1,024,000          8,534
 *Sincere Co., Ltd.....................................      505,500         22,684
 Sing Tao Holdings, Ltd................................      913,000        149,836
 *Singamas Container Holdings, Ltd.....................      320,000         11,898
 *Sino Foundations Holdings, Ltd.......................    1,074,000         25,475
 *Sinocan Holdings, Ltd................................      350,000          4,173
 *Skynet (International Group) Holdings, Ltd...........      244,240          4,541
 Solartech International Holdings, Ltd.................    4,960,000         11,447
 *Sound International, Ltd.............................       79,200          1,452
 South China Brokerage Co., Ltd........................    4,060,000         65,069
 South China Industries, Ltd...........................    1,124,000         51,881
 *South China Strategic Investments, Ltd...............      857,400         79,150
 *South Sea Development Co., Ltd.......................    2,603,158         53,068
 Southeast Asia Properties & Finance, Ltd..............      175,692         45,052

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Starlight International Holdings, Ltd.................    5,245,168   $    111,636
 *Stelux Holdings International, Ltd...................    1,307,702         40,240
 Styland Holdings, Ltd.................................    2,545,200          3,263
 *Sun Fook Kong Holdings, Ltd..........................    1,778,000        148,177
 Sun Hung Kai & Co., Ltd...............................    3,338,600        556,473
 *Suncorp Technologies, Ltd............................      158,400          1,300
 Suwa International Holdings, Ltd......................    1,062,000         34,041
 *Swank International Manufacturing Co., Ltd...........      638,000          4,908
 *Symphony Holdings, Ltd...............................    6,950,000         68,614
 *Tack Hsin Holdings, Ltd..............................      542,000        106,323
 Tai Cheung Holdings, Ltd..............................    1,445,000        190,828
 Tai Fook Securities Group, Ltd........................       72,000         15,324
 Tai Sang Land Development, Ltd........................      627,984        132,852
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865         76,110
 *Tak Wing Investment Holdings, Ltd....................      432,800         34,959
 Tan Chong International Limited.......................      402,000         53,088
 Techtronic Industries Co., Ltd........................    1,330,000        315,471
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000        186,464
 Termbray Industries International (Holdings), Ltd.....    2,304,900        147,760
 Tern Properties Co., Ltd..............................       61,200         11,378
 Texwinca Holdings, Ltd................................    1,074,000        161,111
 *Tian An China Investments Co., Ltd...................    4,355,750         68,692
 Tian Teck Land, Ltd...................................    1,098,000        199,906
 *Triplenic Holdings, Ltd..............................    2,378,000         16,464
 Tristate Holdings, Ltd................................      138,000         28,310
 Truly International Holdings, Ltd.....................    1,014,000        226,216
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         28,203
 Tungtex (Holdings) Co., Ltd...........................      788,000        106,084
 *Tysan Holdings, Ltd..................................    1,040,773         32,026
 *UDL Holdings, Ltd....................................       23,700            182
 *USI Holdings, Ltd....................................      928,999        158,417
 *United Power Investment, Ltd.........................    1,664,000         76,805
 *Universal Appliances, Ltd............................    2,770,000         33,384
 Van Shung Chong Holdings, Ltd.........................      854,400        113,928
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         96,607
 Vitasoy International Holdings, Ltd...................      819,000        119,708
 Wah Ha Realty Co., Ltd................................      278,600         27,505
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738         88,161
 Wang On Group, Ltd....................................      774,000         22,725
 *Wiltec Holdings, Ltd.................................      378,511         11,550
 *Winfoong International, Ltd..........................    1,210,000         41,112
 Wing Fai International, Ltd...........................    3,380,000         61,104
 Wing On Co. International, Ltd........................      565,000        199,213
 Wing Shan International, Ltd..........................      896,000         42,506
 *Winsan China Investment Group, Ltd...................      384,000         12,309
 Winsor Industrial Corp., Ltd..........................      498,000        159,627
 *Winsor Properties Holdings, Ltd......................      498,000        166,012
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         21,186
 Wong's International (Holdings), Ltd..................    1,012,000        324,382
 *Wong's Kong King International (Holdings), Ltd.......    1,139,600         39,450
 World Houseware (Holdings), Ltd.......................      586,447         11,955
 YGM Trading, Ltd......................................      228,000        122,047
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         61,793
 Yaohan International Caterers, Ltd....................      512,000         42,013
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         21,225

                                                               SHARES        VALUE+
                                                               ------        ------

 *Yeebo International Holdings, Ltd....................       40,800   $      2,511
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,965
 *Yoshiya International Corp., Ltd.....................      612,300         25,122
 Yugang International, Ltd.............................   11,916,000        114,585
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         13,539
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $75,619,188)...................................                  36,760,418
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            892
 *Asia Standard Hotel Group, Ltd. Warrants 10/08/01....        7,600             19
 *Asia Standard International Group Warrants
   09/30/01............................................      574,000          1,472
 *Companion Building Material International Holdings,
   Ltd. - Warrants 08/13/02............................    3,463,213          4,440
 *Gold-Face Holdings, Ltd Warrants 09/30/01............      182,145          4,671
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844          8,971
 *Hikari Tsushin International, Ltd. Warrants
   04/27/02............................................      449,600          3,170
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      132,053              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000          1,846
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      369,000          1,561
 *Road King Infrastructure, Ltd. Warrants 09/05/03.....       89,800          4,145
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            550
 *Styland Holdings, Ltd. Warrants 12/31/01.............      509,040            653
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      290,986          1,268
 *Yunnan Enterprises Holdings, Ltd. Warrants
   09/30/02............................................       48,000            246
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      34,967
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $23,453)......................................                      23,453
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $75,642,641)...................................                  36,818,838
                                                                       ------------
NEW ZEALAND -- (10.8%)
COMMON STOCKS -- (10.7%)
 *AFFCO Holdings, Ltd..................................      503,188         97,002
 *Advantage Group, Ltd.................................      101,600         56,258
 Baycorp Holdings, Ltd.................................      200,614        888,665
 CDL Hotels NZ, Ltd....................................      657,244         51,219
 CDL Investments NZ, Ltd...............................      240,073         20,678
 Cavalier Corp., Ltd...................................       88,507        172,435
 Ceramco Corp., Ltd....................................       77,120         60,100
 Colonial Motor Co., Ltd...............................       47,895         52,058
 Corporate Investments, Ltd............................      503,564        766,270

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Cue Energy Resources NL..............................      452,354   $      9,648
 DB Group, Ltd.........................................      264,177        417,166
 Ebos Group, Ltd.......................................       57,108         64,414
 *Evergreen Forests, Ltd...............................      323,301         67,629
 Fernz Corp., Ltd......................................      391,902        631,718
 Fisher & Paykel Industries, Ltd.......................      307,890        915,560
 Force Corp., Ltd......................................      380,914         43,746
 Hallenstein Glassons Holdings, Ltd....................      142,638        134,560
 Hellaby Holdings, Ltd.................................      118,179         83,857
 Horizon Energy Distribution, Ltd......................        8,084         26,526
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,372,477
 *Kingsgate International Corp., Ltd...................      479,679         25,577
 *Met Lifecare, Ltd....................................      144,900         68,347
 Michael Hill International, Ltd.......................       90,546        118,843
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,037,407
 *New Zealand Oil & Gas, Ltd...........................      402,731         49,555
 New Zealand Refining Co., Ltd.........................       62,819        333,668
 Northland Port Corp. (New Zealand), Ltd...............      108,571         75,704
 Nuplex Industries, Ltd................................      188,848        243,992
 *Otter Gold Mines, Ltd................................       89,321         13,189
 Owens Group, Ltd......................................      138,522         48,862
 PDL Holdings, Ltd.....................................       33,381         54,766
 *Pacific Retail Group, Ltd............................      123,160         67,691
 Port of Tauranga, Ltd.................................      200,316        460,105
 Ports of Auckland.....................................      347,158        612,278
 Radio Pacific, Ltd....................................        5,200         16,210
 Reid Farmers, Ltd.....................................      146,734         54,166
 Restaurant Brand New Zealand, Ltd.....................      226,417        118,870
 *Richina Pacific, Ltd.................................      137,322         19,713
 Sanford, Ltd..........................................      250,512        493,200
 Scott Technology, Ltd.................................       48,074         43,774
 *Seafresh Fisheries...................................       80,520          2,477
 Shotover Jet, Ltd.....................................      106,500         18,346
 Sky City, Ltd.........................................      263,975        825,033
 South Eastern Utilities, Ltd..........................      147,679         62,995
 South Port New Zealand, Ltd...........................       30,744         13,493
 Steel & Tube Holdings, Ltd............................      151,610         88,302
 *Summit Gold, Ltd.....................................      107,419          3,084
 Tasman Agriculture, Ltd...............................      261,760        134,204
 Taylors Group, Ltd....................................       29,646         13,984
 Tourism Holdings, Ltd.................................      222,252        177,760
 *Trans Tasman Properties, Ltd.........................      891,408         69,468
 Tranz Rail Holdings, Ltd..............................      316,409        447,735
 Trustpower, Ltd.......................................      458,529        564,211
 Warehouse Group, Ltd..................................      503,486      1,228,733
 Waste Management NZ, Ltd..............................      254,272        438,027
 Williams & Kettle, Ltd................................       38,372         42,809
 Wrightson, Ltd........................................      317,720         71,674
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,696,784)...................................                  14,090,238
                                                                       ------------

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
Capital Properties New Zealand, Ltd. Notes
    8.500%, 04/15/05
      (Cost $210,192)..................................          201         78,507
                                                                       ------------


INVESTMENT IN CURRENCY -- (0.0%)

                                                               SHARES        VALUE+
                                                               ------        ------
                                                            (000)
 *New Zealand Dollar
   (Cost $3,837).......................................                $      3,965
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $18,910,813)...................................                  14,172,710
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad.................................        7,100          4,596
 *Apl Industries Berhad................................        4,100          1,133
 *Arensi Holdings (Malaysia) Berhad....................       33,000          3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Taiping Consolidated Berhad..........................      232,000         12,821
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $3,085,047)....................................                     423,037
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950          1,485
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,303)........................................                       1,485
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $1,458,765) to be
   repurchased at $1,436,239.
   (Cost $1,436,000)...................................  $     1,436      1,436,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $207,651,889)++....                $131,435,690
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $208,230,241.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (99.5%)
COMMON STOCKS -- (99.4%)
 600 Group P.L.C.......................................      100,910   $     76,532
 AEA Technology P.L.C..................................       35,300        145,120
 AIM Group P.L.C.......................................       32,063         64,770
 AIT Group P.L.C.......................................        4,000         64,359
 API Group P.L.C.......................................       51,500        177,041
 ASDA Property Holdings P.L.C..........................       94,000        260,512
 *ASW Holdings P.L.C...................................      949,314        124,482
 Abacus Polar P.L.C....................................       75,000        433,254
 Abbeycrest P.L.C......................................       42,590         61,281
 Abbot Group P.L.C.....................................       92,595        172,610
 Acal P.L.C............................................       13,671        142,443
 *Acatos & Hutcheson P.L.C.............................       79,000         63,275
 Action Computer Supplies Holdings, Ltd................       88,000         48,028
 Adam & Harvey Group P.L.C.............................       10,500         16,448
 *Advanced Medical Solutions P.L.C.....................       24,258          4,814
 *Advanced Power Components, Ltd.......................        4,000         19,053
 *African Lakes Corp. P.L.C............................        7,760          3,575
 Airflow Streamlines P.L.C.............................       20,500         32,984
 Airsprung Furniture Group P.L.C.......................       58,000         57,966
 Alba P.L.C............................................      105,025        755,583
 *Alexanders Holdings P.L.C............................       71,000         27,930
 Alexandra Workwear P.L.C..............................       86,243        139,985
 *Alexon Group P.L.C...................................      106,500        113,231
 Allders P.L.C.........................................       16,000         23,475
 Allen P.L.C...........................................       25,000         73,184
 Alpha Airports Group P.L.C............................      331,241        230,088
 Alphameric P.L.C......................................       72,688        242,150
 Alumasc Group P.L.C...................................      100,245        165,555
 Alvis P.L.C...........................................      150,000        204,134
 *Amberley Group P.L.C.................................      200,000         65,210
 Amec P.L.C............................................       86,200        382,477
 Amey P.L.C............................................       67,000      1,617,021
 Amstrad P.L.C.........................................      149,652        267,305
 *Andrew Sykes Group P.L.C.............................      203,650        194,869
 *Anglesey Mining P.L.C................................       55,000          1,559
 Anglian Group P.L.C...................................      126,280        262,256
 Anglo Eastern Plantations P.L.C.......................       57,166         35,252
 Anite Group P.L.C.....................................      250,000        574,128
 Applied Optical Technologies P.L.C....................       21,300         35,781
 Aquarius Group P.L.C..................................        8,000          4,763
 *Arena Leisure P.L.C..................................       62,500        117,395
 Armitage Brothers P.L.C...............................        4,000         12,475
 *Armour Trust P.L.C...................................      198,500         53,465
 Ascot P.L.C...........................................       53,435        165,513
 Ashtenne Holdings P.L.C...............................       50,000        139,988
 Aukett Associates P.L.C...............................      144,174         39,854
 Austin Reed Group P.L.C...............................       68,999         88,521
 Avesco P.L.C..........................................       29,998        304,055
 Avon Rubber P.L.C.....................................       60,364        188,258
 *Axis-Shield P.L.C....................................       18,284        132,837
 *Azlan Group P.L.C....................................      185,000        452,392
 BICC P.L.C............................................       15,000         26,155
 BNB Resources P.L.C...................................       49,000         65,642
 BPP Holdings P.L.C....................................       53,250        543,508
 *BS P.L.C.............................................        7,000         15,133

                                                            SHARES           VALUE+
                                                            ------           ------

 BSS Group P.L.C.......................................       47,905   $    263,152
 Babcock International Group P.L.C.....................      310,464        556,744
 Baggeridge Brick P.L.C................................       98,000        129,895
 Bailey (Ben) Construction P.L.C.......................       26,000         14,559
 Bailey (C.H.) P.L.C...................................      109,500         10,478
 Bailey (C.H.) P.L.C. Class B..........................       10,000          3,119
 Barlows P.L.C.........................................       50,000         42,882
 Barr (A.G.) P.L.C.....................................       43,000        223,407
 Baynes (Charles) P.L.C................................      341,378        232,290
 Beattie (James) P.L.C.................................      132,247        265,275
 Bellway P.L.C.........................................       93,000        446,268
 Bemrose Corp. P.L.C...................................       50,375        288,146
 Benchmark Group P.L.C.................................       26,892        103,501
 Bentalls P.L.C........................................       91,617         87,017
 Bespak P.L.C..........................................       55,918        468,482
 Bett Brothers P.L.C...................................       33,108        100,204
 *Biocompatibles International P.L.C...................       56,250        281,881
 *Biotrace International P.L.C.........................       50,000         26,934
 Birse Group P.L.C.....................................      421,901         46,352
 *Bizspace P.L.C.......................................        8,695          3,451
 Black (Peter) Holdings P.L.C..........................      111,495        539,759
 Black Arrow Group P.L.C...............................       56,500         70,083
 Blacks Leisure Group P.L.C............................       60,959        198,324
 *Blagden Industries P.L.C.............................      131,092         20,442
 Blick P.L.C...........................................       68,555        214,290
 Bloomsbury Publishing P.L.C...........................        3,307         41,020
 Body Shop International P.L.C.........................      194,000        288,765
 Boosey & Hawkes P.L.C.................................       35,500         72,971
 Boot (Henry) & Sons P.L.C.............................       47,000        129,923
 Bourne End Properties P.L.C...........................      141,021        118,947
 *Bradstock Group P.L.C................................      130,000         15,664
 Brake Brothers P.L.C..................................       15,600        122,736
 Brammer (H.) P.L.C....................................       86,623        489,959
 Brewin Dolphin Holdings P.L.C.........................       10,309         27,036
 *Bridgend Group P.L.C.................................      651,000         17,304
 Bristol Water Holdings P.L.C..........................       12,000        150,549
 Britax International P.L.C............................      120,297        177,354
 *British Biotech P.L.C................................      198,000         68,768
 British Polythene Industries P.L.C....................       56,740        243,315
 Britt Allcroft Co. P.L.C..............................       25,000        184,288
 Brockhampton Holdings P.L.C...........................       12,000         46,781
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         76,550
 Brooks Service Group P.L.C............................       25,500         65,972
 Brown & Jackson P.L.C.................................      296,819        334,513
 *Brunel Holding PLC...................................       11,935          6,175
 Bryant Group P.L.C....................................       22,932         46,650
 Budgens P.L.C.........................................      306,137        292,936
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          9,441
 Bullough P.L.C........................................      256,000        150,606
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        403,095
 *Burn Stewart Distillers P.L.C........................      142,500         37,371
 *Burnden Leisure P.L.C................................       33,000          3,976
 Burndene Investments P.L.C............................      175,001         84,348
 Burtonwood Brewery P.L.C..............................       38,000         90,769
 Business Post Group P.L.C.............................       25,000         61,666
 *CLS Holdings P.L.C...................................      102,907        273,527
 Cadcentre Group P.L.C.................................       10,000         71,589

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Caffyns P.L.C.........................................        6,000   $     24,666
 *Cairn Energy P.L.C...................................       60,206        166,429
 *Calluna P.L.C........................................       77,140          9,295
 Camellia P.L.C........................................        2,950        125,458
 Cammell Laird Group P.L.C.............................      256,158        130,727
 Cannons Group P.L.C...................................      188,000        309,150
 *Cantab Pharmaceuticals P.L.C.........................       80,000        153,668
 Cape P.L.C............................................      119,518         44,899
 Capital Bars P.L.C....................................       70,000         26,793
 Carbo P.L.C...........................................      240,557         35,806
 Carclo Engineering Group P.L.C........................      100,463        187,277
 *Care UK P.L.C........................................        9,000         32,470
 *Carlisle Holdings, Ltd...............................        8,709         53,705
 Carpetright P.L.C.....................................       95,000        721,842
 Carr's Milling Industries P.L.C.......................       19,000         32,321
 Castings P.L.C........................................       79,000        155,107
 *Cenes Pharmaceuticals P.L.C..........................       18,000         16,586
 Chamberlin & Hill P.L.C...............................       18,000         46,568
 Chapelthorpe P.L.C....................................      497,507        178,080
 Charles Taylor Group P.L.C............................        6,000         31,811
 Chemring Group P.L.C..................................       49,000        210,124
 Chime Communications P.L.C............................       15,063         45,589
 Chloride Group P.L.C..................................      485,500      1,273,253
 Christie Group P.L.C..................................       53,263         50,966
 Chrysalis Group P.L.C.................................      331,680      1,410,569
 Churchill China P.L.C.................................       30,000         64,430
 City Centre Restaurants P.L.C.........................      433,500        319,555
 Clarkson (Horace) P.L.C...............................       44,733         92,901
 *Clinical Computing P.L.C.............................       40,000         16,728
 Clinton Cards P.L.C...................................      124,460        166,731
 *Clubhaus P.L.C.......................................       31,694         19,544
 Clydeport P.L.C.......................................       12,500         41,642
 Colefax & Fowler Group P.L.C..........................       60,000         65,918
 *Communisis P.L.C.....................................      237,134        534,496
 Community Hospitals Group P.L.C.......................       63,833        504,480
 Compel Group P.L.C....................................        5,000          8,328
 *Consolidated Coal P.L.C..............................           92              0
 Coral Products P.L.C..................................       50,000         38,984
 Cornwell Parker P.L.C.................................       78,333         59,409
 *Corporate Services Group P.L.C.......................       82,200         99,630
 Cosalt P.L.C..........................................       30,700         99,009
 Countryside Property P.L.C............................      138,259        264,595
 Countrywide Assured Group P.L.C.......................      101,746        154,332
 Courts P.L.C..........................................      110,722        580,750
 *Cradley Group Holdings P.L.C.........................       80,000         26,651
 Crest Nicholson P.L.C.................................      267,250        579,646
 Creston Land & Estates P.L.C..........................        5,000          5,670
 Croda International P.L.C.............................       40,802        126,093
 Cropper (James) P.L.C.................................       22,000         74,070
 *Culver Holdings P.L.C................................          338            276
 *DBS Management P.L.C.................................        9,000         11,802
 DCS Group P.L.C.......................................       10,000         14,672
 DFS Furniture Co. P.L.C...............................       41,300        226,284
 DTZ Holdings P.L.C....................................       89,500        225,838
 Daejan Holdings P.L.C.................................       23,000        331,754
 Dairy Crest Group P.L.C...............................        5,000         16,090
 *Danka Business Systems P.L.C.........................       15,000          2,552
 Dart Group P.L.C......................................       74,000        324,148
 Davis Service Group P.L.C.............................       10,000         36,999
 Dawson International P.L.C............................      204,384        185,430
 Delancey Estates P.L.C................................       53,758         64,014

                                                            SHARES           VALUE+
                                                            ------           ------

 *Delaney Group P.L.C..................................      270,000   $          0
 Delta P.L.C...........................................      150,000        326,402
 Delyn Group P.L.C. ...................................       22,500         74,956
 Densitron International P.L.C.........................       42,386         94,636
 Derwent Valley Holdings P.L.C.........................       90,000        944,122
 Development Securities P.L.C..........................       50,000        220,437
 Dewhirst Group P.L.C..................................      275,760        211,095
 Dewhurst P.L.C........................................        9,000          9,569
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         13,074
 Diagonal P.L.C........................................       25,200         72,340
 *Dialog Corp. P.L.C...................................      115,000         60,319
 Dicom Group P.L.C.....................................       30,000        146,722
 Diploma P.L.C.........................................       48,000        170,112
 Dixon Motors P.L.C....................................       55,408        127,638
 Domestic & General Group P.L.C........................       10,300        100,384
 Domino Printing Sciences P.L.C........................      335,935      1,083,404
 Domnick Hunter Group P.L.C............................       30,000        155,440
 Dowding & Mills P.L.C.................................      336,440        171,697
 Druck Holdings P.L.C..................................        8,000         22,115
 EBC Group P.L.C.......................................       30,000         32,747
 East Surrey Holdings P.L.C............................       36,800         96,510
 Edinburgh Fund Managers Group P.L.C...................       61,000        597,965
 Eldridge Pope & Co. P.L.C.............................       25,000         66,450
 Eleco Holdings P.L.C..................................      104,685         46,004
 Electronic Data Processing P.L.C......................       55,200         48,907
 Electronics Boutique P.L.C............................      150,000        110,573
 Ellis & Everard P.L.C.................................      191,406        824,865
 Emess P.L.C...........................................      288,250        118,501
 *Energy Technique P.L.C...............................       77,856          8,002
 Ennstone P.L.C........................................      135,323         53,234
 Eurocopy P.L.C........................................      131,000         55,712
 Eurodis Electron P.L.C................................       87,500        164,353
 Euromoney Institutional Investors P.L.C...............       70,000        555,699
 European Colour P.L.C.................................       82,090         68,659
 European Motor Holdings P.L.C.........................      118,325        114,900
 *European Telecom P.L.C...............................        7,000         20,839
 Europower P.L.C.......................................      232,092         21,386
 Expamet International P.L.C...........................      139,749        222,872
 Expro International Group P.L.C.......................       50,000        375,664
 *FII Group P.L.C......................................       41,166         58,940
 Fairey Group P.L.C....................................       11,191         78,529
 Falcon Holdings P.L.C.................................        5,500         16,763
 Fenner P.L.C..........................................      215,276        283,813
 Ferguson International Holdings P.L.C.................       89,105         44,210
 Financial Objects P.L.C...............................        7,000         10,320
 Fine Art Developments P.L.C...........................      108,000        367,442
 First Technology P.L.C................................      117,111        796,879
 *Firth (G.M.) Holdings P.L.C..........................      163,080         41,613
 Firth Rixson P.L.C....................................      416,888        195,024
 Fisher (Albert) Group P.L.C...........................       26,000         33,540
 *Flare Group P.L.C....................................       20,600              0
 Folkes Group P.L.C....................................       28,000         37,113
 Folkes Group P.L.C. Non-Voting........................       65,500         78,461
 *Forminster P.L.C.....................................       43,333         20,579
 Forth Ports P.L.C.....................................      126,000      1,174,411
 *Fortress Holdings P.L.C..............................      120,728         42,786
 *Fortune Oil P.L.C....................................      609,000         23,741
 *Foster (John) & Son P.L.C............................       27,500          4,191

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Freeport Leisure P.L.C................................       12,300   $     93,547
 French Connection Group P.L.C.........................       25,000        276,432
 *Friendly Hotels P.L.C................................       51,533         29,952
 Friends, Ivory & Sime P.L.C...........................       78,125        467,919
 Frogmore Estates P.L.C................................       51,000        437,039
 Fuller, Smith & Turner P.L.C. Series A................       20,000        107,738
 Fulmar P.L.C..........................................      107,500        112,008
 *GEI International P.L.C..............................       90,895          2,899
 Galliford P.L.C.......................................      467,870        162,497
 Games Workshop Group P.L.C............................        8,000         17,295
 Gardner Group P.L.C...................................       26,923         53,432
 Garton Engineering P.L.C..............................       10,248          9,951
 Gaskell P.L.C.........................................       36,000         21,689
 *Gearhouse Group P.L.C................................       25,000          8,506
 Geest P.L.C...........................................       86,082        624,183
 Georgica P.L.C........................................       53,033         69,541
 Gibbs & Dandy P.L.C...................................        4,500         19,488
 *Gioma Restaurants P.L.C..............................      100,000         57,413
 Gleeson (M.J.) Group P.L.C............................       22,471        246,875
 Glenchewton P.L.C.....................................       50,000         57,413
 Glenmorangie P.L.C....................................       20,000        153,810
 *Glotel P.L.C.........................................       11,300         88,504
 Go-Ahead Group P.L.C..................................       20,000        193,644
 Gowrings P.L.C........................................        5,000          6,840
 Grainger Trust, Ltd...................................       22,000        187,903
 Grampian Holdings P.L.C...............................      200,324        186,006
 Grantchester Holdings P.L.C...........................      100,000        269,344
 Greene King P.L.C.....................................       23,039        162,484
 *Greenwich Resources P.L.C............................      219,332         17,878
 Greggs P.L.C..........................................       26,000        872,604
 Guiness Peat Group P.L.C..............................      122,301         77,151
 Haden Maclellan Holdings P.L.C........................      206,224        115,476
 Halma P.L.C...........................................       30,000         49,332
 Halstead (James) Group P.L.C..........................       71,883        201,255
 Hamley's P.L.C........................................       47,500         97,637
 Hampson Industries P.L.C..............................      507,431        255,364
 *Hampton Trust P.L.C..................................      232,050         46,054
 Hanover International P.L.C...........................       11,304         14,502
 Hardys & Hansons P.L.C................................       48,000        167,730
 *Hartstone Group P.L.C................................      640,263         56,727
 Harvey Nash Group.....................................      125,000      1,430,890
 Havelock Europa P.L.C.................................       64,250         33,244
 *Hawtal Whiting Holdings P.L.C........................       22,588          6,084
 Hawtin P.L.C..........................................      196,500         34,123
 Haynes Publishing Group P.L.C.........................       14,703         30,743
 Headlam Group P.L.C...................................      228,861        433,119
 Heath (Samuel) & Sons P.L.C...........................        7,500         22,859
 Helical Bar P.L.C.....................................       35,000        370,880
 *Helphire Group P.L.C.................................      134,600        164,096
 Henlys Group P.L.C....................................        8,303         43,550
 Heywood Williams Group P.L.C..........................       50,400        113,244
 Highbury House Communications P.L.C...................      439,166        379,763
 High-Point P.L.C......................................       57,510         88,456
 Hill & Smith Holdings P.L.C...........................       86,850         73,871
 Hit Entertainment P.L.C...............................       31,848        185,106
 Hitachi Credit (UK) P.L.C.............................       11,412         46,915
 Holidaybreak P.L.C....................................       92,974        371,017
 *Horace Small Apparel P.L.C...........................      137,500        355,729
 *Howard Holdings P.L.C................................       57,730         33,963

                                                            SHARES           VALUE+
                                                            ------           ------

 Hughes (T.J.) P.L.C...................................        5,000   $     22,859
 Hunting P.L.C.........................................      223,174        414,447
 *Huntingdon Life Sciences Group P.L.C.................      234,550         13,300
 *Huntsworth P.L.C.....................................       54,000         24,879
 IAF Group P.L.C.......................................       30,000         20,626
 IMS Group P.L.C.......................................       75,000         82,398
 *ISA International P.L.C..............................       95,214         31,044
 *Imagination Technologies Group P.L.C.................      225,366        824,255
 Incepta Group P.L.C...................................      176,000        299,397
 *Industrial and Commercial Holdings...................        5,000            106
 Intelek P.L.C.........................................       79,904         40,212
 Interx P.L.C..........................................       20,000        238,866
 Isotron P.L.C.........................................       30,500        188,080
 Ite Group P.L.C.......................................      129,545        112,022
 J.& J. Dyson P.L.C....................................       28,500         59,188
 *JKX Oil and Gas P.L.C................................       20,533          4,584
 Jacobs (John I.) P.L.C................................      116,000         53,444
 Jardine Lloyd Thompson Group P.L.C....................      204,105      1,319,387
 Jarvis Hotels P.L.C...................................      300,000        416,774
 Jarvis P.L.C..........................................      300,000        799,526
 Jarvis Porter Group P.L.C.............................       99,894         49,563
 John David Sports P.L.C...............................      114,500        331,123
 Johnson Group Cleaners P.L.C..........................      110,535        361,964
 Johnston Group P.L.C..................................       26,000        151,116
 Joseph (Leopold) Holdings P.L.C.......................       14,000        159,267
 Jourdan (Thomas) P.L.C................................       40,000         28,352
 *Kalamazoo Computer Group P.L.C.......................       56,120         16,309
 Keller Group P.L.C....................................      110,000        226,887
 *Kenwood Appliances P.L.C.............................      100,892         97,972
 Kier Group P.L.C......................................        7,539         28,214
 Kleeneze P.L.C........................................       84,300        244,983
 Kunick P.L.C..........................................      420,000         89,309
 Laing (John) P.L.C....................................      103,977        568,955
 Laird Group P.L.C.....................................        6,000         27,303
 Lambert Howarth Group P.L.C...........................       25,200         58,944
 *Lamont Holdings P.L.C................................       72,231         14,335
 *Laura Ashley Holdings P.L.C..........................      249,150         64,458
 Lavendon Group P.L.C..................................        4,800         34,975
 Leeds Group P.L.C.....................................       86,938         52,378
 *Leeds Sporting P.L.C.................................       66,000         13,566
 Leicester City P.L.C..................................      100,000         76,550
 *Lilleshall P.L.C.....................................       51,564         44,955
 Lincat Group P.L.C....................................        4,000         16,076
 Linton Park P.L.C.....................................       39,000        170,006
 Linx Printing Technologies P.L.C......................       27,000        134,920
 Litho Supplies P.L.C..................................      100,000        108,446
 Locker (Thomas) Holdings P.L.C........................      176,168         38,085
 London Clubs International P.L.C......................      125,000        203,780
 *London Forfeiting Co.................................       12,000          6,634
 London Scottish Bank P.L.C............................      263,000        438,074
 Lookers P.L.C.........................................       53,160         58,027
 *Lorien P.L.C.........................................       60,000         65,918
 Low & Bonar P.L.C.....................................       65,000         88,919
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         14,289
 Luminar P.L.C.........................................       34,221        315,326
 Lynx Holdings P.L.C...................................      100,000        122,622
 *M.L. Laboratories P.L.C..............................       35,417         64,767
 *MDIS Group P.L.C.....................................      285,600        314,784

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MFI Furniture Group P.L.C.............................      450,000   $    425,812
 MMT Computing P.L.C...................................        3,000         23,390
 MS International P.L.C................................       71,500         30,408
 MSB International P.L.C...............................       16,000         25,744
 MacDonald Hotels P.L.C................................       15,500         34,607
 MacFarlane Group Clansman P.L.C.......................      228,287        189,317
 Macro 4 P.L.C.........................................       42,500        472,947
 Maiden Group P.L.C....................................       16,800        122,651
 Mallett P.L.C.........................................       24,837         55,102
 Manganese Bronze Holdings P.L.C.......................       32,184         57,030
 Marshalls P.L.C.......................................      225,800        704,207
 Martin International Holdings P.L.C...................      135,800         24,545
 Marylebone Warwick Balfour Group P.L.C................       54,831        176,832
 *Marylebone Warwick Balfour Group P.L.C. Issue 00.....       18,167         58,976
 Matthews (Bernard) P.L.C..............................      223,742        578,847
 Mayflower Corp. P.L.C.................................      403,800        463,666
 McAlpine (Alfred) P.L.C...............................      171,111        514,242
 McBride P.L.C.........................................       10,000         10,774
 McCarthy & Stone P.L.C................................      194,968        699,258
 McKay Securities P.L.C................................       68,500        157,797
 McLeod Russel Holdings P.L.C..........................      149,524        143,077
 *Meconic P.L.C........................................        6,000         12,588
 *Medical Solu.........................................       13,500         23,922
 Meggitt P.L.C.........................................      166,289        551,611
 Mentmore Abbey P.L.C..................................      262,423        704,961
 Menzies (John) P.L.C..................................        5,000         28,352
 *Merant P.L.C.........................................      172,500        189,515
 Merchant Retail Group P.L.C...........................      185,666        157,262
 Merrydown P.L.C.......................................       59,927         25,061
 Metal Bulletin P.L.C..................................       95,500        534,754
 Metalrax Group P.L.C..................................      358,740        312,758
 *Metaltech International P.L.C........................      401,163          4,834
 Mice Group P.L.C......................................       15,909         28,529
 Microgen Holdings P.L.C...............................       88,000        371,128
 Mitie Group P.L.C.....................................      250,000      1,220,908
 Molins P.L.C..........................................       68,000        130,136
 Moorfield Estates P.L.C...............................      333,333        170,112
 Moss Brothers Group P.L.C.............................      163,400         67,174
 Mowlem (John) & Co. P.L.C.............................      309,656        616,751
 Mucklow (A & J) Group P.L.C...........................      175,000        434,140
 *NXT P.L.C............................................       14,754        136,472
 Nestor Healthcare Group P.L.C.........................      180,200      1,207,008
 *Netbenefit P.L.C.....................................        3,000          5,741
 *Network Technology P.L.C.............................       15,000          2,445
 Newcastle United P.L.C................................       48,923         34,330
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550         94,341
 Nightfreight P.L.C....................................      125,000         64,678
 Nord Anglia Education P.L.C...........................        5,000          8,612
 Northamber P.L.C......................................       75,888        127,481
 Northgate P.L.C.......................................      118,200        640,080
 Novara P.L.C..........................................      228,591         81,823
 *OEM P.L.C............................................       12,000          4,678
 Oasis Stores..........................................       13,000         11,979
 Ocean Wilson Holdings, Ltd............................       84,250        102,115
 Ockham Holdings P.L.C.................................      122,000        134,899
 Old English Pub Company P.L.C.........................       65,000         79,705
 *Orbis P.L.C..........................................      142,859        110,372
 Oriental Restaurants P.L.C............................       20,000         41,536
 Osborne & Little P.L.C................................       11,200         75,813

                                                            SHARES           VALUE+
                                                            ------           ------

 *Osprey Communications P.L.C..........................       23,524   $      1,917
 Owen (H.R.) P.L.C.....................................       30,000         48,907
 Oxford Instruments P.L.C..............................       99,838        256,878
 *Oxford Molecular Group P.L.C.........................       41,440         22,029
 *PGA European Tour Courses P.L.C......................       80,000         61,240
 *PPL Therapeutics P.L.C...............................        9,000         23,475
 PSD Group.............................................       43,500        539,574
 *Paladin Resources P.L.C..............................       74,000         35,142
 Paragon Group of Companies P.L.C......................       47,000        132,588
 Parity Group P.L.C....................................      128,750        246,397
 *Park Food Group P.L.C................................      291,600         47,538
 *Partners Holdings P.L.C..............................       40,000          7,655
 Partridge Fine Arts P.L.C.............................       58,000         53,032
 Paterson Zochonis P.L.C...............................       22,000        132,546
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        141,618
 Pendragon P.L.C.......................................       95,750        233,465
 *Peptide Therapeutics Group P.L.C.....................       35,000         44,902
 Perkins Foods P.L.C...................................      280,000        365,174
 Perry Group P.L.C.....................................       47,666         77,369
 Peterhouse Group P.L.C................................       85,427        511,653
 *Pex P.L.C............................................       85,517          1,515
 Photobition Group P.L.C...............................       38,300         72,754
 Photo-Me International P.L.C..........................      120,064        201,690
 *Photo-Scan PLC.......................................       40,777         70,234
 *Phytopharm...........................................       10,600        100,302
 *Pic International Group P.L.C........................       55,000         26,509
 Pifco Holdings P.L.C..................................       32,666         77,102
 Pittards P.L.C........................................       60,985         46,252
 Planit Holdings P.L.C.................................       35,000         57,058
 *Plantation & General Investment P.L.C................       70,623         23,026
 *Plasmon P.L.C........................................      100,000        177,200
 Portmeirion Potteries (Holdings) P.L.C................       22,856         52,651
 Porvair P.L.C.........................................       35,000        195,487
 *Powderject Pharmaceuticals P.L.C.....................       30,400        227,326
 Powell Duffryn P.L.C..................................       17,322        158,016
 Precoat International P.L.C...........................       25,000         33,845
 *Premier Consolidated Oilfields P.L.C.................      152,488         32,965
 Pressac Holdings P.L.C................................      176,166        393,329
 *Princedale Group P.L.C...............................      250,000         37,212
 *Probus Estates P.L.C.................................       83,333          3,839
 *Property Partnerships P.L.C..........................       10,000         11,341
 *Proudfoot P.L.C......................................      236,420        193,549
 *Provalis P.L.C.......................................      104,615         29,660
 Prowting P.L.C........................................      157,630        249,154
 QS Holdings P.L.C.....................................       95,775         31,227
 *QSP Group P.L.C......................................       31,250         19,713
 Quick Group P.L.C.....................................       77,887         70,664
 Quintain Estates & Development P.L.C..................      108,350        257,275
 *Qxl.com P.L.C........................................      130,000         32,250
 RJB Mining P.L.C......................................       16,000         14,063
 *RMS Communications P.L.C.............................       15,000              0
 RPS Group P.L.C.......................................        7,700        101,241
 *Radamec Group P.L.C..................................       35,000         16,125
 Ransom (William) & Son P.L.C..........................       30,000         32,109
 *Recognition Systems Group P.L.C......................       27,200         89,263
 Redrow Group P.L.C....................................       89,800        250,782
 *Redstone Telecom P.L.C...............................       33,046         66,756
 *Reece P.L.C..........................................      283,750          8,045

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Reed Executive P.L.C..................................      116,500   $    365,808
 Reg Vardy P.L.C.......................................      103,597        403,863
 Regent Inns P.L.C.....................................       87,891        168,202
 Reliance Security Group P.L.C.........................        9,000         80,378
 Relyon Group P.L.C....................................       40,777         68,788
 Renishaw P.L.C........................................      146,806      1,435,974
 Renold P.L.C..........................................      144,000        198,010
 Ricardo Group P.L.C...................................       84,709        621,432
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000        137,206
 Rolfe & Nolan P.L.C...................................       24,000        140,342
 Roseby's P.L.C........................................       33,500        174,049
 Rotork P.L.C..........................................      165,099        561,706
 Rowe Evans Investments P.L.C..........................       86,917         83,169
 Roxboro Group P.L.C...................................        5,000         24,631
 Roxspur P.L.C.........................................      167,464         61,723
 *Royal Doulton P.L.C..................................       60,000         60,815
 Royalblue Group P.L.C.................................       11,800        158,077
 Russell (Alexander) P.L.C.............................       47,500         92,924
 Rutland Trust P.L.C...................................      544,800        320,508
 S & U P.L.C...........................................       21,140         98,895
 *SEP Industrial Holdings P.L.C........................      100,000         13,467
 SFI Group P.L.C.......................................       26,500         65,929
 SIG P.L.C.............................................      103,200        293,324
 Safeland P.L.C........................................       25,000         14,530
 Salvesen (Christian) P.L.C............................      100,000        193,502
 Sanderson Bramall Motor Group P.L.C...................       68,166        143,499
 *Save Group P.L.C.....................................      175,080        143,952
 Saville (J.) Gordon Group P.L.C.......................      379,926        420,095
 Savills P.L.C.........................................      104,000        317,713
 Scapa Group P.L.C.....................................       30,000         58,901
 *Scottish Radio Holdings..............................       13,100        223,775
 Secure Trust Group P.L.C..............................       27,118        132,627
 Senior Engineering Group P.L.C........................      122,900        104,534
 Severfield-Rowan P.L.C................................       20,000         57,413
 Shaftesbury P.L.C.....................................      137,500        502,894
 Shanks & McEwan Group P.L.C...........................       92,900        273,267
 *Sherwood Group P.L.C.................................      270,000         35,405
 Sherwood International, Ltd...........................       11,000         53,018
 Shiloh P.L.C..........................................       14,500         32,888
 *ShopRite Group P.L.C.................................      204,780         39,190
 Silentnight Holdings P.L.C............................       84,300        200,766
 Simon Engineering P.L.C...............................      348,089        226,987
 Sinclair (William) Holdings P.L.C.....................       53,000         67,995
 Sindall (William) P.L.C...............................       66,000        252,616
 Singapore Para Rubber Estates P.L.C...................       26,000         53,444
 Singer & Friedlander Group P.L.C......................      355,678      1,343,717
 Sirdar P.L.C..........................................      120,545        117,910
 Skillsgroup P.L.C.....................................      177,250        299,011
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         91,701
 *Soco International P.L.C.............................        9,000         15,182
 *Solvera P.L.C........................................      173,158         11,660
 South Staff Water Holdings P.L.C......................      108,000        627,713
 Southampton Leisure Holdings P.L.C....................       19,615         11,122
 Southnews P.L.C.......................................        5,000         83,638
 Spirax-Sarco Engineering P.L.C........................       30,100        147,851
 *Sportsworld Media Group P.L.C........................       19,049        137,720
 Spring Group P.L.C....................................      169,495        193,422
 Springwood P.L.C......................................       37,500         82,132

                                                            SHARES           VALUE+
                                                            ------           ------

 St. Modwen Properties P.L.C...........................       50,000   $     76,905
 Stanley (Charles) Group P.L.C.........................       76,800        620,569
 Stanley Leisure Organisation P.L.C....................      221,258        472,051
 Stat-Plus Group P.L.C.................................       58,000         77,699
 *Sterling Publishing Group P.L.C......................       15,000         25,304
 Stirling Group P.L.C..................................      193,011         64,299
 Stoves Group P.L.C....................................       10,000          5,032
 *Stratagem Group P.L.C................................       70,315         17,444
 *Stylo P.L.C..........................................      127,367         45,139
 *Superscape P.L.C.....................................        6,000         19,265
 Swallowfield P.L.C....................................       15,000         18,074
 Swan (John) and Sons P.L.C............................        1,000          5,989
 Swan Hill Group P.L.C.................................      109,500        107,883
 Syltone P.L.C.........................................       50,400         44,654
 *Synstar P.L.C........................................       30,000         26,155
 T & S Stores P.L.C....................................      138,335        656,947
 TGI Group P.L.C.......................................       59,560         46,016
 *Tadpole Technology P.L.C.............................      100,000         73,361
 *Tamaris P.L.C........................................        5,161            238
 *Tandem Group P.L.C...................................      267,838         19,934
 *Tandem Group P.L.C...................................      327,365              0
 *Tay Homes P.L.C......................................       52,629         53,717
 *Teamtalk.com Group P.L.C.............................      375,000        154,164
 Ted Baker P.L.C.......................................       16,500         89,702
 Telemetrix P.L.C......................................      165,708        892,649
 *Telme.com P.L.C......................................      250,000        122,268
 Telspec P.L.C.........................................       25,000         16,657
 Tempus Group P.L.C....................................       10,000         70,526
 Tex Holdings P.L.C....................................       14,000         21,335
 Thorntons P.L.C.......................................      158,000        174,705
 Thorpe (F.W.) P.L.C...................................       24,000         40,317
 Tibbett & Britten Group P.L.C.........................       86,123        711,162
 Tilbury Douglas P.L.C.................................      186,419      1,162,777
 Time Products P.L.C...................................       90,242        155,431
 Tinsley (Eliza) Group P.L.C...........................       19,844         19,973
 Topps Tiles P.L.C.....................................       12,000         48,057
 Tops Estates P.L.C....................................       10,088         21,809
 Torex P.L.C...........................................       50,000        389,840
 *Torotrak P.L.C.......................................       28,989         57,533
 *Tottenham Hotspur P.L.C..............................      150,000        128,647
 Town Centre Securities (New) P.L.C....................      142,137        202,501
 *Towry Law P.L.C......................................        7,000         17,366
 *Trace Computers P.L.C................................       33,552         34,959
 Transport Development Group P.L.C.....................       19,782         50,337
 *Transtec P.L.C.......................................      601,525              0
 Trifast P.L.C.........................................       28,388         93,565
 Ulster Television, Ltd................................      115,602        571,932
 *Ultima Networks P.L.C................................      100,000          8,151
 Ultra Electronics Holdings P.L.C......................        3,480         19,906
 *Union P.L.C..........................................       94,000         29,316
 United Industries P.L.C...............................      109,008         22,407
 *United Overseas Group P.L.C..........................       64,209         16,384
 *Universal Salvage P.L.C..............................        5,000         27,253
 *Vanguard Medica Group P.L.C..........................        8,000         27,048
 Vega Group P.L.C......................................       10,000         59,539
 *Vert (Jacques) P.L.C.................................       45,000         11,483
 Vibroplant P.L.C......................................       83,100         67,736
 Victoria Carpet Holdings P.L.C........................       12,000         20,413
 *Victrex P.L.C........................................        9,195         37,084
 Viglen Technology P.L.C...............................       13,791         14,663
 Vitec Group P.L.C.....................................        4,500         30,684

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vocalis Group P.L.C..................................        8,000   $     14,743
 Volex Group P.L.C.....................................       58,801      1,500,413
 Vosper Thornycroft Holdings P.L.C.....................       20,000        356,526
 WSP Group P.L.C.......................................       50,000        332,427
 WT Foods P.L.C........................................      145,194         72,039
 Wagon Industrial Holdings P.L.C.......................       80,000        192,794
 Walker Greenbank P.L.C................................      144,462         63,485
 Warner Estate Holdings P.L.C..........................       70,000        274,376
 *Water Hall Group P.L.C...............................       11,772          1,752
 Waterman Partnership Holdings P.L.C...................       45,000         60,921
 Wates City of London Properties P.L.C.................      105,000        206,527
 *Waverly Mining Finance P.L.C.........................       42,500          2,410
 Weir Group P.L.C......................................       76,994        219,385
 Wellington Holdings P.L.C.............................        9,000          9,377
 Wembley P.L.C.........................................        6,053         49,339
 *Wescol Group P.L.C...................................      125,000         24,808
 Westbury P.L.C........................................      202,522        628,738
 Whatman P.L.C.........................................      241,935        908,863
 *Whitecroft P.L.C.....................................      105,000              0
 *Whittard of Chelsea P.L.C............................       30,000         15,735
 *Wiggins Group P.L.C..................................    1,148,266        604,314
 *Wilmington Group P.L.C...............................       17,000         71,454
 Wilshaw P.L.C.........................................      198,409        101,958
 Wilson (Connolly) Holdings P.L.C......................       51,000        119,291
 Wintrust P.L.C........................................       22,500        156,290
 Wolverhampton & Dudley Breweries P.L.C................       93,071        571,289
 Worthington Group P.L.C...............................      102,653         19,645
 Wyevale Garden Centres P.L.C..........................       15,091        107,500
 Wyndeham Press Group P.L.C............................       63,066        217,695
 *YJL P.L.C............................................       35,932          9,805
 Yates Brothers Wine Lodges P.L.C......................        3,075          5,710
 Yorklyde P.L.C........................................       25,555         25,359
 Yorkshire Group P.L.C.................................       82,504         68,420
 Young & Co's Brewery P.L.C............................       10,000         60,248
 Young & Co's Brewery P.L.C. Class A...................        5,234         46,373
 Young (H.) Holdings P.L.C.............................       49,542         43,894
 Yule Catto & Co. P.L.C................................       50,702        111,406

                                                            SHARES           VALUE+
                                                            ------           ------

 *Zetters Group P.L.C..................................       29,000   $     65,160
 Zotefoams P.L.C.......................................       12,000         13,524
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $98,135,453)...................................                 108,300,119
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $117,958).....................................                     101,977
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units
   (Cost $0)...........................................       80,000              0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $98,253,411)...................................                 108,402,096
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,724).....................................        6,620          3,386
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $599,925) to be
   repurchased at $590,098.
   (Cost $590,000).....................................   $      590        590,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $99,204,135)++.....                $108,995,482
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $99,208,358.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
FRANCE -- (19.3%)
COMMON STOCKS -- (19.3%)
 Agricole de la Crau...................................          449   $     26,969
 Apem SA...............................................        1,000         76,560
 Assystem SA...........................................        2,657        112,176
 *Aurea................................................          600          4,178
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        235,511
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        727,139
 Banque Transatlantique................................        3,030        171,444
 Berger Levrault SA....................................          476         51,380
 Boiron SA.............................................        3,800        231,552
 Brioche Pasquier SA...................................        2,600        246,699
 Burelle SA............................................        4,030        273,632
 CEGID SA..............................................        4,500        315,337
 COM 1 SA..............................................          450          7,447
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          262         15,965
 Carbone Lorraine......................................       33,245      1,468,687
 Casino Guichard Perrachon.............................        2,882        276,968
 Cegedim SA............................................        6,400        300,844
 Change de la Bourse SA................................          614         12,550
 Christian Dalloz SA...................................        2,022        125,234
 *Cie Francaise des Ferrailles.........................       10,576        388,509
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,523,917
 Compagnie Financiere Saint-Honore.....................        1,188        113,756
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,224,127
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         21,153
 Continentale d'Entreprises SA.........................       20,087        767,620
 Costimex SA...........................................          700         20,718
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        145,732
 Cristalleries de Baccarat.............................        1,567        166,416
 Damart SA.............................................       22,900      1,614,684
 Deveaux SA............................................        1,040         72,878
 Didot-Bottin..........................................        1,620         74,741
 Docks des Petroles d'Ambes............................          100          7,151
 Docks Lyonnais........................................        1,147         21,966
 Dynaction SA..........................................       10,660        258,898
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................       23,784        704,139
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 Expand SA.............................................        2,060         98,627
 Explosifs et de Produits Chimiques....................          524         81,649
 Fimalac SA............................................      104,100      3,444,415
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         12,883
 Fininfo SA............................................        9,760        312,654
 Fives-Lille...........................................        6,526        511,277

                                                               SHARES        VALUE+
                                                               ------        ------

 Fonciere Lyonnaise SA.................................        2,896   $     73,738
 Fonderies Franco Belge................................          492         32,143
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        182,428
 *Fromagerie F. Paul Renard............................          200         20,944
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,137
 GFI Industries SA.....................................        6,845        172,202
 Gantois Series A......................................          647         60,151
 Gascogne SA...........................................        6,472        461,976
 Gaumont...............................................       14,607        627,502
 *Generale de Geophysique SA...........................       22,068      1,254,420
 Gevelot...............................................        3,584        122,985
 Grands Moulins de Strasbourg..........................          110         14,842
 Groupe Guillin SA.....................................        1,200         24,130
 Groupe Norbert Dentressangle SA.......................        6,320         99,083
 Groupe Zannier SA.....................................        4,100        182,021
 Guitel-Etienne-Mobilor SA.............................          240         11,929
 Guyenne et Gascogne SA................................       26,000      2,000,749
 Hoteliere Lutetia Concorde............................        2,505        185,350
 *Hotels et Casinos de Deauville.......................        2,055        271,908
 IMS International Metal Service SA....................       12,630         89,714
 Immobanque............................................        1,098        118,042
 Immobiliere Marseillaise..............................          656      1,798,794
 Industrie des Transports..............................          600         52,230
 Industrielle et Financiere d'Entreprise SA............          300         17,223
 Informatique et Realite SA............................        2,643         54,320
 *Lectra Systemes SA...................................       19,192        172,245
 Legris Industries SA..................................       29,350      1,066,673
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        158,779
 MRM...................................................        1,424         41,043
 Manitou SA............................................       11,092      1,013,832
 Matussiere et Forest SA...............................       13,600         82,871
 *Metaleurop SA........................................       58,400        297,905
 Montupet SA...........................................       32,450        654,779
 *Moulinex SA..........................................       97,800        423,119
 *NAF NAF SA...........................................        4,200         49,174
 Nord-Est SA...........................................        2,707         64,778
 PSB Industries SA.....................................        1,240         77,718
 Parc Asterix SA.......................................          822         13,810
 Parisienne de Chauffage Urbain........................          200         10,968
 *Pier Import Europe SA................................       12,100         68,043
 Plastic Omnium........................................       11,036      1,110,546
 Radiall SA............................................        1,340        219,995
 Robertet SA...........................................          269         56,199
 *Rochette.............................................       84,470        397,066
 Rougier SA............................................        2,040        110,988
 SAMSE SA..............................................        1,100        268,113
 *SDR de Bretagne SA...................................          714          7,197
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        431,820
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         12,174
 SR Teleperformance....................................       90,928      2,857,405
 Sabate SA.............................................        2,400         70,824

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sabeton...............................................       13,500   $    188,027
 Sechilienne...........................................          220         73,731
 Securidev SA..........................................        1,500         12,274
 Selectibanque SA......................................        7,100         97,034
 Sidergie SA...........................................        4,000        217,624
 Signaux et d'Equipements Electroniques SA.............       23,983        521,301
 Simco SA..............................................       19,695      1,236,113
 Skis Rossignol SA.....................................       41,668        624,964
 Smoby SA..............................................          500         11,404
 Societe Financiere Interbail SA.......................       17,550        450,678
 Societe Francais des Papiers Peints...................          400         14,624
 Sommer-Allibert SA....................................       12,900        626,039
 Sopra SA..............................................        6,900        461,894
 Sucriere de Pithiviers-le-Vieil.......................        1,825        476,279
 Taittinger SA.........................................        2,540      1,381,913
 Touax (Touage Investissement SA)......................        8,649        217,586
 *Trouvay et Cauvin SA.................................        1,500         16,583
 Unilog SA.............................................        6,320        539,151
 Union Generale du Nord SA.............................          994         65,069
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,534,267
 Vermandoise de Sucreries..............................          323        168,983
 *Viel et Cie..........................................       42,228        139,685
 Vilmorin et Cie SA....................................        2,349        168,696
 Virbac SA.............................................        1,713        127,494
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,895,113)...................................                  43,307,620
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Casino Guichard Perrachon CVG 6/30/03................        2,882         24,711
 *Continental d'Enterprises SA Warrants 10/31/01.......        2,707          5,891
 *Simco SA CVG 10/31/03................................       19,695        100,638
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $89,434).......................................                     131,240
                                                                       ------------
TOTAL -- FRANCE
  (Cost $34,984,547)...................................                  43,438,860
                                                                       ------------
GERMANY -- (17.6%)
COMMON STOCKS -- (17.6%)
 AGIV AG fuer Industrie & Verkehrswesen................       12,200        122,131
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         65,870
 *Agrob AG.............................................          290         75,733
 *Aigner (Etienne) AG..................................          600         80,956
 *Alexanderwerk AG.....................................           60          1,776
 Alsen AG, Hamburg.....................................       16,400        322,641
 *Alte Leipziger Versicherungs AG Series C.............        1,043        458,503
 Amira Verwaltungs AG..................................          200         83,568
 Andreae-Noris Zahn AG, Anzag..........................       27,200        497,227
 *Anterra Vermoegensverwaltungs AG.....................        1,350         89,313
 *Articon Integralis AG................................        2,100        127,963
 *BUS (Berzelius Umwelt Service) AG....................        5,400         43,481
 Baader Wertpapier Handelsbank AG......................        7,900        125,848
 Balcke-Duerr AG.......................................       32,910        429,721
 Bayerische Handelsbank AG.............................       25,050        610,566

                                                               SHARES        VALUE+
                                                               ------        ------

 Beate Uhse AG.........................................       16,800   $    200,353
 *Berliner Elektro Holding AG..........................       11,061        115,061
 Berliner Kindl-Brauerei AG............................          790        137,538
 *Bertrandt AG.........................................        3,100         24,287
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        151,801
 Biotest AG............................................        8,060        115,417
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        103,428
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          198         23,268
 Boewe Systec AG.......................................        3,000         62,676
 *Brau und Brunnen AG..................................        4,995         65,874
 *Bremer Woll-Kaemmerei AG.............................       19,960         46,913
 Brillant AG...........................................        1,310        108,903
 Buckau (Walther) AG...................................        7,800         69,257
 Ceag AG...............................................       20,670        316,680
 Cewe Color Holding AG.................................        1,900         31,590
 *Concordia Bau und Boden AG...........................       73,288        440,199
 *Concordia Bau und Boden AG Issue 99..................       29,314        176,072
 Data Modul AG.........................................        2,400         54,110
 *Deutsche Babcock AG, Oberhausen......................        4,190        171,427
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200        254,289
 Deutsche Verkehrs-Bank AG.............................        7,124        607,739
 *Dierig Holding AG....................................       10,500        129,791
 *Dis Deutscher Industrie Service AG...................        1,400         42,654
 Doag-Holding AG.......................................        7,500         20,957
 Duerr Beteiligungs AG.................................       31,750        635,680
 Dyckerhoff AG.........................................       12,750        266,372
 Dyckerhoff and Widmann AG.............................       49,190        175,561
 Erlus Baustoffwerke AG................................          297         68,512
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................        2,052        182,377
 Eurobike AG...........................................        1,700         16,648
 Fag Kugelfischer Georg Schaeffer AG...................       24,300        167,532
 Forst Ebnath AG.......................................           23         11,123
 Fuchs Petrolub AG Oel & Chemie........................        2,231        121,380
 Gilde Brauerei AG.....................................        1,200        340,538
 Goldschmidt (T.H.) AG.................................       83,200      1,883,058
 *Grammer AG...........................................        2,200         18,289
 *Gwag Bayerische Wohnungs-Aktiengesellschaft AG.......        2,665         64,956
 Hagen Batterie AG.....................................          870         94,666
 Hamborner AG..........................................       21,000        415,880
 Hamburger Hochbahn AG Series A........................        1,800         73,644
 *Hasen-Braeu AG.......................................        1,000         34,820
 *Herlitz AG...........................................        3,462         24,561
 Holsten-Brauerei AG...................................       30,770        577,220
 *Holsten-Brauerie AG, Hamburg.........................        7,692        112,156
 *Holzmann (Philipp) AG................................        2,200         31,408
 Horten AG.............................................       33,800        353,073
 *Hucke AG.............................................        8,300         17,702
 IFA Hotel & Touristik AG..............................        7,000         88,355
 Iwka AG...............................................       72,613        679,500
 *Ixos Software AG.....................................        6,100         54,162
 Jacobsen (W.) AG, Kiel................................           37         40,260
 K & S Aktiengesellschaft AG...........................      129,500      1,972,762
 *KSB AG...............................................        2,387        176,619
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        940,789

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Kabel New Media AG...................................        6,900   $     84,090
 Kampa-Haus AG.........................................       12,375        107,724
 *Kaufring AG..........................................        2,203          9,589
 *Kempinski AG, Berlin.................................          686        170,489
 Keramag Keramische Werke AG...........................       13,000        645,038
 *Kloeckner Humboldt-Deutz AG..........................       25,650         62,519
 Kloeckner-Werke AG....................................      119,000      2,496,496
 Km-Europa Metal AG....................................          446         21,159
 *Kolb und Schuele AG..................................       10,000          1,741
 Kolbenschmidt Pierburg AG, Duesseldorf................       37,500        376,381
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,223,221
 Kraftwerk Altwuerttemberg AG..........................          125         45,701
 Kromschroeder (G.) AG.................................       26,520        131,819
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         72,952
 *LPKF Laser & Electronics AG..........................        2,200         56,495
 Lehnkering AG.........................................       15,300        167,148
 Leifheit AG...........................................       12,500        375,402
 Leoni AG..............................................       25,000        560,382
 MG Vermoegensverwaltungs AG...........................        3,364        108,349
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 *MVV Energie AG.......................................       20,200        265,519
 *MWG Biotech AG.......................................        6,600         43,090
 *Maihak (H.) AG.......................................          143         13,568
 Main Kraftwerke AG....................................        1,172        494,808
 Mannheimer Aktiengesellschaft Holding AG..............       27,580      1,560,539
 Markt und Kuehlhallen AG..............................       14,000        205,959
 Maternus-Kliniken AG, Bad Oyenhausen..................        2,400         11,491
 *Maxdata AG...........................................       11,500         92,099
 *Mensch und Maschine Software AG......................          900         14,494
 *Moenus Textilmaschinen AG............................        5,250         13,253
 *Moksel (A.) AG.......................................       15,800         24,757
 *Morphosys AG.........................................        1,100        127,354
 Mueller-Weingarten AG.................................       11,580        143,645
 *Nemetschek AG........................................        3,800         49,618
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         84,752
 *Niedermayr Papierwarenfabrik AG......................        1,200         13,110
 Norddeutsche Steingutfabrik AG........................        5,960         39,949
 Nuernberger Hypothekenbank AG.........................       32,825        871,508
 *Otto Reichelt AG.....................................       11,950         65,535
 *Pfaff (G.M.) AG......................................       80,000         21,588
 Pfleiderer AG.........................................       17,000        164,263
 Phoenix AG, Hamburg...................................       37,500        390,091
 Progress-Werk Oberkirch AG............................        5,000         68,769
 *Puma AG..............................................        4,900         61,849
 *RTV Family Entertainment AG..........................        9,500         74,427
 *Reichelt (F.) AG.....................................        1,290         68,612
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         84,623
 Renk AG...............................................       19,400        336,064
 Rheinboden Hypothekenbank AG..........................       26,500        668,976
 Rheinmetall Berlin AG.................................       45,000        280,082

                                                               SHARES        VALUE+
                                                               ------        ------

 Rhoen Klinikum AG.....................................       19,800   $  1,103,093
 *Rothenberger AG......................................        2,123         13,860
 Salzgitter AG.........................................       24,900        173,620
 *Schneider Rundfunkwerke AG...........................       10,274        339,852
 *Schwarz Pharma AG....................................        9,000        213,881
 Sektkellerei Schloss Wachenheim AG....................       15,120        122,406
 *Senator Entertainment AG.............................        9,800         89,574
 Ser Systeme...........................................        6,000         80,956
 Sinalco AG............................................          110         58,410
 Sinn AG...............................................        2,789        327,755
 Sinner AG, Karlsruhe..................................        4,160         43,455
 Sixt AG...............................................        6,500         79,159
 Sloman Neptune AG.....................................          700          3,961
 *Stahl (R.) AG........................................        2,000         17,758
 Stern-Brauerei Carl Funke AG..........................        1,100         41,653
 Stoehr & Co. AG.......................................       16,000         71,033
 Stollwerck AG.........................................        1,018        327,881
 *Strabag AG...........................................        3,332         71,062
 Stuttgarter Hofbraeu AG...............................       18,000        250,703
 Sued-Chemie AG........................................       29,146      1,040,231
 Sueddeutsche Bodencreditbank AG.......................       38,582      1,041,150
 *Takkt AG.............................................       29,100        250,781
 Tarkett AG............................................       12,800         65,183
 *Terrex Handels AG....................................        1,250        119,693
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        113,921
 VGT AG................................................          586         41,829
 VK Muehlen AG.........................................        1,312         53,678
 Varta AG..............................................       55,000        688,476
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        216,231
 Vossloh AG............................................       15,900        238,063
 Walter AG.............................................       13,500        246,903
 Walter Bau AG, Augsburg...............................       11,907         41,460
 *Wanderer-Werke AG....................................        7,185         87,563
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         62,763
 Wuerttembergische Hypotheken Bank AG..................       20,788        977,177
 Wuerttembergische Lebensversicherung AG...............        4,430        123,402
 Wuerttembergische Metallwarenfabrik AG................       30,330        427,715
 Wuerttembergische und Badische Versicherungs AG.......        2,240        137,469
 Wuerzburger Hofbraeu AG...............................          133         41,679
 ZWL Grundbesitz und Beteiligungs AG...................        1,500         38,519
 *Zanders Feinpapiere AG...............................        4,450        242,107
 Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
   AG..................................................        2,091        546,062
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,302,593)...................................                  39,588,398
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel and Chemie Non-Voting...........           55          2,825
 Westag and Getalit AG Rheda-Wiedenbrueck..............        2,600         22,633
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $43,173).......................................                      25,458
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Bremer Woll Kaemmerei Rights 12/07/00 (Cost $0)......       19,960   $          0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $42,345,766)...................................                  39,613,856
                                                                       ------------
SWITZERLAND -- (13.7%)
COMMON STOCKS -- (13.6%)
 AFG Arbonia Foster Holding AG, Arbon..................          522        278,179
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         17,802
 Afipa SA, Vevey.......................................           20          5,646
 Afipa SA, Vevey Series A..............................           80         23,967
 Aletsch AG, Moerel....................................           50        110,039
 Axantis Holding AG....................................        4,316        783,258
 *BHB Beteiligungs und Finanzgesellschaft..............          150          8,642
 BKW FMB Energie AG, Bern..............................          660        931,586
 BVZ (Brig Visp Zermatt) Holding AG....................          370         57,981
 Bank Sarasin & Cie Series B, Basel....................          274        847,691
 Banque Cantonale de Geneve............................          840        113,726
 *Banque Cantonale de Geneve Em 2000...................          504         68,236
 *Banque Cantonale du Jura.............................          450         51,332
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        770,848
 Basellandschaftliche Kantonalbank.....................          600        199,453
 Basler Kantonalbank...................................        1,000        182,054
 Bobst SA, Prilly......................................          100        127,322
 Bobst SA, Prilly (Namen)..............................           90         55,999
 Bon Appetit Holding AG................................          275        164,612
 Bossard Holding AG, Zug...............................          635        254,256
 Bucher Holding AG, Niederweningen.....................          671        506,802
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        532,680
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        109,967
 *Calida Holding AG....................................          396         63,880
 Canon (Schweiz) AG, Dietlikon.........................        3,706        150,525
 Carlo Gavazzi Holding AG..............................          910        136,310
 Cie Financiere Tradition..............................        1,250        164,914
 Coop Bank, Basel......................................          941        523,154
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         27,995
 Daetwyler Holding AG, Atldorf.........................          348        495,210
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,208,411
 Edipresse SA, Lausanne................................          694        255,889
 Eichhof Holding AG....................................          188        119,142
 Energie Electrique du Simplon SA......................          350         25,004
 Escor AG, Duedingen...................................          744         15,859
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...        1,602        510,388
 Financiere Michelin, Granges-Paccot...................          637        212,853
 Forbo Holding AG, Eglisau.............................        1,100        455,019
 Fuchs Petrolub AG Non-Voting..........................        2,001        108,365

                                                               SHARES        VALUE+
                                                               ------        ------

 Galenica Holding AG, Bern Series B....................          405   $    367,492
 Generale d'Affichage, Geneve..........................          290        130,318
 Generali (Switzerland) Holdings, Adliswil.............        1,670        479,136
 Golay-Buchel Holding SA, Lausanne.....................           40         60,493
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         46,378
 Gurit-Heberlein AG....................................        1,125      1,101,829
 *HPI Holding SA.......................................        6,000         77,776
 Hero AG...............................................        3,040        324,010
 Industrieholding Cham AG, Cham........................          864        275,763
 Jelmoli Holding AG, Zuerich...........................        1,521      2,120,593
 Jelmoli Holding AG, Zuerich (Namen)...................        2,835        800,317
 Kardex AG, Zuerich....................................        1,039        416,019
 Kardex AG, Zuerich (Participating)....................          610        242,489
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,523,722
 Kuehne & Nagel International AG, Schindellegi.........          324        186,663
 Lem Holdings AG, Lyss.................................          270         63,699
 Loeb Holding AG, Bern (Participating).................          620         82,869
 *Logitech International SA............................        6,610      1,904,076
 Maag Holding AG, Zuerich..............................          922        128,015
 Mikron Holding AG, Biel...............................        1,326        626,427
 Moevenpick-Holding, Zuerich...........................        1,320        555,149
 *Nextrom Holding SA...................................          277         48,673
 *Omnium Geneve SA, Geneve.............................          110             70
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        698,257
 Oz Holding, Zuerich...................................          440        595,708
 *Parco Industriale e Immobiliare SA...................          600          1,210
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,740,545
 Sarna Kunststoff Holding AG, Sarnen...................          176        202,287
 Schweizerhall Holding AG, Basel.......................          140        184,704
 Schweizerische National Versicherungs Gesellschaft....          396        232,706
 Siegfried AG, Zofingen................................          856        695,354
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................          320        200,029
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           10          3,197
 Sika Finanz AG, Baar..................................          800        200,720
 Sika Finanz AG, Baar (Namen)..........................          750         35,842
 Sopracenerina.........................................        2,409        149,890
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        187,308
 Unigestion Holding, Geneve............................        2,891        176,550
 Vaudoise Assurances Holding, Lausanne.................           45         84,128
 Villars Holding SA, Fribourg..........................          150         23,679
 *Von Moos Holding AG, Luzern..........................        7,000         43,151
 *Von Roll Holding AG, Gerlafingen.....................       32,024        262,908
 WMH Walter Meier Holding AG, Staefa...................           50         55,019
 Zehnder Holding AG....................................          193        111,413
 Zellweger Luwa AG, Uster..............................          804        470,148
 *Zschokke Holding SA, Geneve..........................          230         73,542
 Zueblin Holding AG....................................           93            506

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Zuercher Ziegeleien Holding, Zuerich..................        1,415   $  1,345,096
 Zuger Kantonalbank....................................          545        637,390
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,684,790)...................................                  30,648,259
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG 7.29% Non-Voting
   (Cost $266,228).....................................        2,001        102,312
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $14,260)......................................                      14,632
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,965,278)...................................                  30,765,203
                                                                       ------------
ITALY -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Ansaldo Trasporti SpA................................      169,533        142,117
 *Auschem SpA (In Liquidation).........................       82,000              0
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        392,768
 Bassetti SpA..........................................       61,500        299,799
 *Bastogi SpA..........................................    1,183,000        256,419
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         73,030
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         78,606
 *Brioschi Finanziaria SpA, Milano.....................      175,000         53,927
 Buzzi Unicem SpA......................................       24,500        187,892
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        116,995
 CAMFIN (Cam Finanziaria)..............................       28,700        126,165
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........      480,219        656,305
 *CMI SpA..............................................       77,404        102,417
 Caltagirone SpA.......................................      343,085        775,008
 Cementeria di Augusta SpA.............................      105,000        141,673
 Cia Assicuratrice Unipol SpA..........................      199,333        619,462
 Condotta Acque Potabili SpA, Torino...................       28,000        154,531
 Cucirini SpA..........................................       30,000         42,567
 *Dalmine SpA..........................................    1,976,700        650,428
 Danieli & C.Officine Meccaniche SpA...................       66,500        289,440
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        183,673
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        264,128
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        171,880
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 Gewiss SpA............................................      221,700      1,181,093
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        209,925
 Immobiliare Metanopoli SpA............................    1,062,500      2,608,224

                                                               SHARES        VALUE+
                                                               ------        ------

 Impregilo SpA.........................................      532,000   $    274,621
 Industria Macchine Automatique SpA....................       23,000        147,157
 Industrie Zignago S. Margherita SpA...................       52,000        543,190
 Ipi SpA...............................................       70,700        288,026
 Linificio and Canapificio Nazionale SpA...............       22,000         33,323
 Maffei SpA............................................       52,500         59,503
 *Mandelli SpA.........................................       41,000              0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000      1,592,904
 Marangoni SpA, Rovereto...............................       34,303        110,484
 Merloni Elettrodomestici SpA..........................      155,000        658,443
 Milano Assicurazioni SpA..............................      264,057        933,234
 Monrif SpA............................................      210,000        329,962
 *Montefibre SpA, Milano...............................      275,267        145,928
 *Necchi SpA...........................................      164,250         79,210
 *Perlier SpA..........................................      100,700         26,298
 Pininfarina SpA.......................................       62,570        937,376
 Poligrafici Editoriale SpA............................      226,000        598,066
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      277,152        398,079
 *Premaimm SpA.........................................      179,000         42,305
 *Ratti SpA............................................       66,768         97,644
 Recordati Industria Chimica E Farmaceutica SpA........       24,000        425,150
 Reno de Medici SpA, Milano............................      100,500        186,343
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        308,156
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................      175,500      1,471,195
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        130,574
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         39,721
 SMI STA Metallurgica Italiana SpA.....................      565,280        340,515
 SNIA SpA..............................................      611,039      1,319,130
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         55,198
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,638
 Simint SpA............................................       79,988        344,665
 Sogefi SpA............................................      182,500        418,611
 Stefanel SpA..........................................      180,800        237,652
 Terme Demaniali di Acqui SpA..........................       39,900         52,099
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000        141,551
 Vianini Lavori SpA....................................      347,600        729,229
 Vittoria Assicurazioni SpA............................       51,500        231,774
 Zucchi (Vincenzo) SpA.................................       89,000        426,108
                                                                       ------------
TOTAL -- ITALY
  (Cost $24,406,206)...................................                  23,934,534
                                                                       ------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 A.I.R. Holdings NV....................................        1,119         27,274
 Aalberts Industries NV................................       25,017        533,542

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Accell Group NV.......................................        4,865   $     38,115
 *Atag Group NV........................................        4,630          5,965
 Athlon Groep NV.......................................       34,250        350,320
 Bam Groep NV..........................................        5,921        378,834
 Batenburg Beheer NV...................................        1,000         72,251
 Beers NV..............................................       16,625        665,712
 *Begemann Groep NV....................................       11,909         76,196
 *Begemann Groep NV Series B...........................       13,451         22,247
 Boskalis Westminster NV...............................       47,991      1,148,840
 *Creyf's SA...........................................       18,064        385,254
 *Creyf's SA Strip VVPR................................       18,064            157
 *Delft Instruments NV.................................       13,064         90,409
 Econosto NV...........................................       17,305         94,150
 Eriks Group NV........................................        8,000        205,089
 GTI Holding...........................................       18,535        348,508
 Gamma Holding NV......................................       15,705        546,846
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        125,351
 Geveke NV.............................................        8,840        358,596
 Grolsche NV...........................................       32,100        663,645
 Hollandsche Beton Groep NV............................       58,032        515,270
 Internatio-Mueller NV.................................       28,645        613,410
 Kas-Associatie NV.....................................       42,888        688,809
 Kempen & Co. NV.......................................       22,081      1,250,354
 Koninklijke Ahrend NV.................................       32,911        504,221
 Koninklijke Frans Maas Groep NV.......................       12,349        281,644
 *Koninklijke Nedlloyd NV..............................       23,472        469,943
 Koninklijke Ten Cate NV...............................       10,204        294,900
 Koninklijke Ubbink NV.................................        1,500         50,924
 MacIntosh NV..........................................       15,590        328,419
 NBM-Amstelland NV.....................................       59,684        854,655
 Nagron Nationaal Grondbezit NV........................       16,122        375,413
 Nederlandsche Apparatenfabriek........................       14,000        221,802
 *Nh Hotels............................................       21,703        245,601
 Polynorm NV...........................................        3,731        216,630
 Reesink NV............................................        2,050         92,795
 Roto Smeets de Boer NV................................        1,040         30,781
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         64,284
 Samas-Groep NV, Zaandam...............................       24,184        366,306
 Schuitema NV, Amersfoort..............................       34,200        559,694
 Schuttersveld NV......................................       20,596        294,031
 Smit International NV.................................       19,643        379,601
 *Textielgroep Twenthe NV..............................        1,000         56,582
 Twentsche Kabel Holding NV............................       17,396        519,410
 Unique International NV...............................       10,768        229,651
 Van der Mollen Holding NV.............................       18,481      1,473,628
 Van Dorp Groep NV.....................................        3,327         44,890
 Vredestein NV.........................................       15,514        100,611
 Wegener Arcade NV ....................................       70,830        924,859
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $10,526,535)...................................                  18,186,419
                                                                       ------------
SWEDEN -- (6.7%)
COMMON STOCKS -- (6.7%)
 *Active I Malmoe AB Series A..........................        4,160         57,244
 *Active I Malmoe AB Series B..........................        4,160         53,511
 *Alfaskop AB..........................................        1,600          5,057
 Allgon AB Series B....................................       65,400        590,180
 Alma Industri & Handel AB Series B....................        5,200        111,481
 Angpannefoereningen AB Series B.......................       10,800        129,768

                                                               SHARES        VALUE+
                                                               ------        ------

 Arkivator AB..........................................        3,600   $     78,974
 Avesta Sheffield AB...................................       83,700        238,698
 Axfood AB.............................................       28,200        177,153
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         50,017
 *Beiger Electronics AB................................       11,700         76,999
 Beijer AB Series B....................................       11,700         67,666
 Bergman & Beving AB Series B..........................       12,800        139,122
 *Biacore International AB.............................        4,650        177,123
 *Biora AB.............................................        6,200         10,572
 Bong Ljungdahl AB.....................................        6,000         80,769
 Boras Waefveri AB Series B............................        8,600         42,877
 Capona AB.............................................       19,000        102,307
 Carbo AB..............................................       14,400        226,152
 Castellum AB..........................................       24,000        251,280
 Catena AB Series A....................................       66,700        445,614
 Cloetta AB Series B...................................        1,400         17,031
 *Concordia Maritime AB Series B.......................       37,300         91,496
 Doro AB...............................................        2,900          8,675
 *Elekta AB............................................        9,300         25,966
 Enea Data AB Series B.................................      220,000        723,927
 Esselte AB Series A...................................       40,100        191,930
 Esselte AB Series B...................................       34,500        168,567
 Fagerhult AB..........................................        2,900         20,097
 *Fagerlid Industrier AB...............................        8,600         13,978
 Fastighets AB Tornet..................................       14,100        201,054
 *Fastighits AB Celtica................................        5,800         34,122
 Finnveden AB..........................................       18,100        166,044
 *Firefly AB...........................................        8,400          5,863
 *Frontec AB Series B..................................       18,200         56,259
 Garphyttan Industrier AB..............................       39,000        334,442
 Getinge Industrier AB Series B........................       39,736        443,772
 Geveko AB Series B....................................        8,300        130,765
 Gorthon Lines AB Series B.............................       41,800         62,938
 Graenges AB...........................................       19,400        266,955
 Gunnebo AB............................................       10,900        115,210
 HL Display AB Series B................................        2,000         16,154
 *Heba Fastighets AB Series B..........................        4,300         22,725
 Hexagon AB Series B...................................        3,572         44,879
 Hoeganges AB Series B.................................       19,700        278,941
 *Icon Medialab International AB.......................       24,900        109,247
 *Industrifoervaltnings AB Skandigen...................       21,400         98,159
 *Information Highway AB...............................       12,500         37,393
 *Intelligent Microsystems Data AB.....................       22,800         32,738
 *Intentia International AB Series B...................       10,700         67,217
 Jacobson and Widmark AB...............................       13,400        164,349
 Karlshamns AB.........................................       10,000         61,324
 *Klippans Finpappersbruk AB...........................        5,800          8,964
 Lindex AB.............................................       16,100        277,735
 Ljungberg Gruppen AB Series B.........................        1,900         34,671
 Mandator AB...........................................       11,400         20,007
 *Matteus AB...........................................       19,800         32,577
 *Medivir Series B.....................................        2,800         54,444
 Modul 1 Data AB.......................................        6,700         16,368
 Munksjo AB............................................       20,800        123,407
 NCC AB Series B.......................................       10,300         69,326
 NH Nordiska Holding AB................................       17,000         40,175
 Nibe Industrier AB Series B...........................        1,100         14,259
 Nobelpharma AB........................................       45,460      1,402,969
 Nolato AB Series B....................................       30,600        390,561
 OEM International AB Series B.........................        7,100         92,036

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ortivus AB...........................................        5,900   $     20,591
 PEAB AB Series B......................................       28,400         80,426
 Pandox Hotelfastigheter AB............................        7,900         73,260
 *Partnertech AB.......................................        3,800         49,638
 *Perbio Science AB....................................       15,000        164,529
 Platzer Bygg AB Series B..............................       36,000         37,692
 *Pricer AB Series B...................................       65,000         15,361
 Rottneros Bruk AB.....................................      366,600        286,959
 Sardus AB.............................................        3,000         17,201
 Scandiaconsult AB.....................................       57,200        176,814
 Scandic Hotels AB.....................................       29,400        307,818
 Scribona AB Series A..................................       40,100         67,975
 Scribona AB Series B..................................       31,700         55,317
 *Segerstroem & Svensson AB............................       15,200        169,754
 *Segerstroem & Svensson AB Series B...................        1,900         20,840
 Semcon AB.............................................        8,300         82,763
 Sifo Group AB Em 00...................................      114,880      1,351,713
 Sigma AB Series B.....................................        7,600        151,566
 Spendrups Bryggeri AB Series B........................       19,900         57,545
 *Stena Line AB Series B...............................      128,000         98,917
 Svedala Industri AB...................................       60,000        879,481
 Sweco AB Series B.....................................       23,450        150,821
 TV 4 AB Series A......................................        5,800        170,611
 *Ticket Travel Group AB...............................        4,500         10,276
 Trelleborg AB Series B................................       55,800        400,613
 Wallenstam Byggnads AB Series B.......................       16,700        102,412
 Westergyllen AB Series B..............................        4,300         59,385
 Wihlborgs Fastigheter AB Series B.....................      149,700        203,011
 Wilh Sonesson AB Series A.............................        4,160         12,444
 Wilh Sonesson AB Series B.............................        4,160         12,237
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,528,531)...................................                  14,990,250
                                                                       ------------
SPAIN -- (6.1%)
COMMON STOCKS -- (6.1%)
 Ahorro Familiar SA....................................        6,051        111,510
 *Amper SA.............................................       56,800        329,793
 Asturiana del Zinc SA.................................       33,100        258,456
 Azkoyen SA............................................       52,500        279,690
 BAMI SA (Inmobiliara de Construcciones y Terrenos)....       28,360         73,321
 Banco de Credito Balear SA............................       35,424        409,817
 Banco de Galicia SA...................................       75,500        828,103
 Banco de Valencia SA..................................      169,455      1,253,834
 Banco de Vasconia SA..................................       89,000        662,404
 Banco Guipuzcoano SA..................................       21,194        287,071
 Banco Zaragozano SA...................................      187,990      1,426,981
 Bodegas y Bebedas SA..................................       39,504        359,012
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        141,347
 *CINSA (Compania de Inversiones SA)...................        1,400          4,875
 Campofrio Alimentacion SA.............................       69,600        742,185
 *El Aguila SA.........................................       65,332        381,037
 Elecnor SA............................................        6,100        228,331
 Empresa Nacional de Celulosa SA.......................        8,200        113,138
 Energia e Industrias Aragonesas SA....................       12,340         45,438
 *Ercros SA............................................       48,518         17,739
 Espanola del Zinc SA..................................       29,250         33,610
 *Estacionamientos Urbanos SA..........................        4,200              0

                                                               SHARES        VALUE+
                                                               ------        ------

 *Europistas Concesionaria Espanola SA.................      174,940   $    616,753
 *Filo SA..............................................       82,733         84,982
 *Grupo Empresarial Ence SA Issue......................        1,640         22,685
 *Grupo Picking Pack SA................................       87,465        273,335
 Hullas del Coto Cortes................................        8,666         66,385
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        794,474
 Inbesos SA............................................        8,050         20,532
 *Indo Internacional SA................................       33,600         93,596
 Inmobiliaria del Sur SA...............................        1,380         62,467
 *Inmobiliaria del Sur SA EMOO.........................          276         12,262
 *Inmobiliaria Urbis SA................................       74,582        273,977
 Koipe SA, San Sebastian...............................       16,800        248,614
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         49,796
 Lingotes Especiales SA................................       22,080         72,654
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         74,584
 Nicolas Correa SA.....................................       15,750         38,252
 *Nueva Montana Quijano SA Series B....................       80,500         21,723
 Obrascon Huarte Lain SA...............................       53,992        216,669
 Papelera de Navarra SA................................        6,000         78,345
 Pescanova SA..........................................       20,315        178,610
 Portland Valderrivas SA...............................       18,225        321,262
 Prosegur Cia de Seguridad SA..........................        7,000         70,684
 *Radiotronica SA......................................       10,575        136,241
 Reno de Medici SpA....................................      147,140        253,608
 *Tableros de Fibras SA Series B.......................        8,560         43,069
 *Tavex Algodonera SA..................................       26,400         51,018
 Uniland Cementera SA..................................        5,750        210,225
 Unipapel SA...........................................       20,968        213,007
 Uralita SA............................................      101,725        525,109
 Vidrala SA, Alava.....................................       47,040        229,310
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       97,492        458,279
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,419,353)...................................                  13,800,199
                                                                       ------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 *Agresso Group ASA....................................       39,760         77,187
 *Aker Maritim ASA.....................................       44,230        357,770
 Arendals Fosse Kompani ASA............................          100          4,422
 Avantor Financial Corp................................       13,270         68,697
 Awilco ASA Series A...................................       50,950         93,965
 Blom ASA..............................................        7,970         15,644
 Bonheur ASA...........................................        9,800        197,649
 *Braathens S.A.F.E. ASA...............................       19,320         36,465
 *C. Tybring-Gjedde ASA................................       14,880         24,072
 Choice Hotel Scandinavia ASA..........................       27,740         89,754
 *Corrocean ASA........................................       15,700         18,118
 *Den Norske Oljeselkapet..............................       36,420        100,163
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       47,130        165,707
 EDB Elektronisk Data Behandling ASA...................       54,917        562,674
 Ekornes ASA...........................................       28,690        199,580
 Elkem ASA.............................................        9,850        156,695
 *Exense ASA...........................................        1,317            888
 Farstad Shipping ASA..................................       41,190        164,369

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Ganger Rolf ASA.......................................        5,490   $    109,539
 *Gresvig ASA..........................................        4,590         21,039
 Hafslund ASA..........................................       58,700        269,062
 *Home Invest ASA......................................       27,740         17,652
 Hydralift AS..........................................       15,540        110,617
 *Industrifinans Naeringseiendom ASA...................        7,582          7,932
 *Infocus Corp.........................................       10,455        323,617
 *Kenor ASA............................................       39,200         12,599
 Kongsberg Gruppen ASA.................................       25,800        244,866
 *Kvaerner ASA.........................................       11,200         84,555
 Kverneland ASA........................................        8,800         85,418
 *Leif Hoegh & Co. ASA.................................       31,175        245,446
 *Merkantildata ASA....................................       10,701         43,510
 Moelven Industrier ASA................................       55,578         45,256
 Narvesen Asa..........................................        9,100        286,583
 Nera ASA..............................................      111,753        527,909
 *Nordic Vlsi..........................................        5,000         80,889
 Nordlandsbanken ASA...................................        5,830        144,618
 *Ocean Rig ASA........................................       40,366        224,207
 Odfjell ASA Series A..................................       14,510        199,528
 Olav Thon Eiendomsselskap ASA.........................        8,320        159,724
 *Petrolia Drilling ASA................................       26,706         25,202
 *Prosafe ASA..........................................       23,630        346,600
 Rieber and Son ASA Series A...........................       23,584        146,255
 Scana Industrier ASA..................................       14,880         15,246
 Schibsted ASA.........................................       28,800        363,416
 *Sensonor ASA.........................................       23,969         27,402
 Smedvig ASA Series A..................................       57,680        435,461
 Spcs-Gruppen ASA......................................       48,120         63,316
 Steen and Stroem ASA..................................       19,512        215,701
 *Stento Asa...........................................        1,225         16,779
 *Tandberg ASA.........................................       35,240        414,275
 *Tandberg Data ASA....................................       35,250         55,126
 *Tandberg Television ASA..............................       47,030        344,913
 Ugland Nordic Shipping ASA............................        9,250        103,753
 *Unitor ASA...........................................       15,220         98,490
 Veidekke ASA..........................................       15,936         97,967
 *Visual Management Applications ASA...................       14,270         72,335
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800        110,440
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,730,710)....................................                   8,531,062
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $15,463)......................................                      15,479
                                                                       ------------
TOTAL -- NORWAY
  (Cost $8,746,173)....................................                   8,546,541
                                                                       ------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
 Aalborg Portland Holding A.S. Series A................        6,050        211,876
 Aalborg Portland Holding A.S. Series B................        4,350        152,341
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         32,499
 Alm Brand A.S. Series B...............................        6,540         83,980
 Amagerbanken A.S......................................        1,050         40,449
 Amtssparekassen Fyn A.S...............................          968         40,341
 Bang & Olufsen Holding A.S. Series B..................        8,567        368,030

                                                               SHARES        VALUE+
                                                               ------        ------

 Brodrene Hartmann A.S. Series B.......................        2,865   $     40,468
 Carli Gry International A.S...........................        3,510         58,184
 Christian Hansen Holding A.S. Series B................        6,720        196,117
 Codan A.S.............................................        1,600        106,464
 Coloplast A.S. Series B...............................        4,374        188,924
 D'Hooge Schouw NV.....................................        2,000         81,715
 DFDS A.S., Copenhagen.................................        4,000        138,216
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         17,207
 *Dampskibsselsk et Torm A.S...........................        1,270         85,247
 Dampskibsselskabet Norden A.S.........................        1,770         50,623
 *Dansk Data Elektronik A.S............................          280         12,911
 Danske Traelastko.....................................        3,186        293,818
 *East Asiatic Co., Ltd................................       15,633        310,240
 Edb Gruppen A.S.......................................        1,810         28,524
 Ejendamsselskabet Norden A.S..........................        5,627        207,573
 FLS Industries........................................       27,500        386,289
 *Fimiston Resources & Technology Ltd..................          400          3,829
 Fluegger A.S. Series B................................        1,638         25,814
 Foras Holding A.S. Series A...........................        7,082         30,093
 Forstaedernes Bank....................................        1,250         23,931
 Glunz & Jensen A.S....................................        1,470         57,487
 HLJ Industri A.S......................................          160         21,495
 Henriksen Og Henriksen Holding A.S. Series B..........          770         77,752
 Hoejgaard Holding A.S. Series B.......................        1,700         30,562
 *Incentive A.S........................................        3,575         62,600
 Jamo A.S..............................................        1,000         25,332
 *Junckers (F.) Industrier A.S.........................          860         11,043
 Jyske Bank A.S........................................       10,960        199,591
 *Kjobenhavns Sommer Tivoli A.S........................          190         33,935
 *Koebenhavns Lufthavne................................        6,900        547,727
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        158,724
 Lauritzen (J.) Holding Series B.......................        1,763        156,413
 *Midtbank A.S.........................................        1,820         59,701
 *NTR Holdings A.S.....................................        1,130         12,664
 Naestved Diskontobanken...............................          230         18,795
 *Neg Micon A.S........................................       11,348        496,772
 *Neurosearch A.S......................................        4,650        187,274
 Nordiske Kabel og Traadfabrikker Holding A.S..........        2,603        486,184
 Nordvestbank..........................................          250         20,587
 Per Aarsleff A.S. Series B............................        1,545         56,362
 Radiometer A.S. Series B..............................        5,373        131,717
 Ringkjoebing Landbobank...............................          170         37,309
 Rockwool, Ltd.........................................        3,820         71,349
 Sanistal A.S. Series B................................          936         29,502
 Sas Danmark A.S.......................................       34,300        300,304
 Satair A.S............................................        1,350         34,671
 Sophus Berendsen A.S..................................       14,520        323,747
 Spar Nord Holding.....................................        3,623        140,415
 Sparkasse Regensburg..................................       10,590        294,225
 Sydbank A.S...........................................        1,742         64,667
 TK Development........................................        9,745        290,087
 *Topdanmark A.S.......................................       25,360        479,590
 VT Holdings Shares A..................................           44          1,875
 VT Holdings Shares B..................................        3,086        129,689

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Vest-Wood A.S.........................................        4,092   $    140,917
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102        115,329
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,523,624)....................................                   8,522,096
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,554).......................................                       2,637
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tivoli Rights 12/15/00
   (Cost $0)...........................................          190              0
                                                                       ------------
TOTAL -- DENMARK
  (Cost $8,526,178)....................................                   8,524,733
                                                                       ------------
FINLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
 Alandsbanken AB Series B..............................        1,700         24,417
 Amer-Yhtymae Oyj Series A.............................       17,020        408,177
 *Benefon Oy...........................................        1,900         17,763
 *Eq Holding Oyj.......................................       51,210          9,361
 *Evox Rifa Group Oyj..................................       51,210         12,482
 Finnair Oyj...........................................       77,910        282,811
 Finnlines Oy..........................................       18,280        316,662
 Finvest Oyj...........................................       51,210          8,024
 Fiskars Oy AB Series A................................        8,550         52,099
 HK Ruokatalo Oy Series A..............................       11,400         17,366
 Instrumentarium Oy....................................       27,200        544,109
 KCI Konecranes International Oyj......................       13,800        341,165
 Kemira Oyj............................................      118,400        554,499
 Kone Corp.............................................        4,980        305,406
 Kyro Oyj AB Series P..................................       36,470        268,262
 Laennen Tehtaat Oy....................................        3,930         41,053
 Lasslla and Tikanoja Oyj..............................       11,970        197,977
 Lemminkainen Oy.......................................       13,100        140,833
 *Mandatum Bank P.L.C. Series B........................          892          5,109
 Martela Oy............................................          530          9,689
 Metsaemarkka Oyj Series B.............................          700          2,498
 Nokian Renkaat Oyj....................................        9,700        149,456
 Nordic Aluminium Oy...................................        1,900         13,232
 Novo Group Oyj........................................       31,600         79,772
 Okobank Class A.......................................       31,940        380,910
 Olvi Oyj Series A.....................................          410          6,246
 *Oy Stockmann AB Series B.............................       24,300        258,067
 PK Cables Oyj.........................................        4,760         53,452
 Partek Oyj............................................       44,870        472,616
 *Polar Real Estate Corp. Series K.....................      126,010         25,229
 Ponsse Oyj............................................        4,900         48,199
 *Raisio Group P.L.C. Series V.........................      118,423        183,494
 Rakentajain Koneuvokrammo Oy..........................        1,900         17,284
 *Rocla Oy.............................................        1,300          6,484
 Santasalo-Jot Oy......................................        3,400          7,814
 *Silja Oy AB Series A.................................       44,020         36,403
 *Stonesoft Corp.......................................       11,279        154,933
 Talentum Oyj..........................................       18,300        113,741
 Tamro Oyj.............................................      105,620        170,092
 Uponor Oyj Series A...................................       32,500        514,899
 Vaisala Oy Series A...................................       12,650        319,342
 *Vestcap Oyj Series B.................................       51,210         20,060

                                                               SHARES        VALUE+
                                                               ------        ------

 Viking Line AB........................................        3,240   $     59,793
 Yit-Yhtymae Oyj.......................................       26,854        290,100
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,166,156)....................................                   6,941,380
                                                                       ------------
BELGIUM -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Abfin SA.............................................        2,560              0
 Afrifina..............................................        3,480        289,604
 BMT NV................................................        2,040        153,075
 Banque Nationale de Belgique..........................          710        859,093
 Belge des Betons......................................          425        139,105
 *Brederode SA.........................................        2,610         57,141
 CFE (Compagnie Francois d'Entreprises)................        2,080        333,337
 CMB (Cie Martime Belge)...............................          500         34,820
 Carrieres Unies Porphyre..............................           20         16,191
 Chimique et Metallurgique Campine, Beerse.............          370         25,799
 Cie Auxiliaire des Mines Auximines....................          544        281,999
 *Cie Auxiliaire des Mines Auximines Strip VVPR........          136            133
 City Hotels SA........................................        1,290         70,184
 Cofinimmo SA..........................................        4,763        360,717
 Commerciale de Brasserie SA COBRHA....................          115         34,036
 Creyf's SA............................................       20,168        430,126
 *Creyf's SA Interim Strip VVPR........................        8,168             71
 Deceuninck SA.........................................       63,700        776,309
 Engrais Rosier SA.....................................          655         35,921
 *Finspa...............................................          325              0
 Floridienne NV........................................        2,033        143,524
 *Franki NV (Cie International des Pieux Armes
   Frankignoul SA).....................................        5,875              0
 Glaces de Charleroi...................................           70        182,743
 Glaverbel SA..........................................          400         27,856
 Ibel (Nouvelle).......................................        2,655        169,871
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        369,090
 *Intercomfina SA......................................       11,000             96
 *Koramic Building Products SA.........................          700         22,058
 Mecaniver SA, Bruxelles...............................          128         55,567
 *Metiers Automatiques Picanol.........................          403        137,167
 *PCB SA Bruxelles.....................................        5,030         11,494
 *Papeteries de Catala SA..............................          315         32,905
 Plantations Nord-Sumatra SA...........................          650         80,347
 Recticel SA...........................................        8,450         69,291
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        111,772
 *SCF VVPR Shares......................................        2,470         15,373
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545         94,144
 *Sait Radioholland....................................        6,088         95,392
 Sapec SA..............................................        3,635        156,314
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        302,445
 *Sioen Industries.....................................        1,400         26,068
 Spector Photo Group SA................................        3,688         58,911
 Surongo SA............................................           20          4,579
 Telindus Group SA.....................................       17,240        285,590
 *Ter Beke NV..........................................        2,212         80,873

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 UNIBRA................................................        1,600   $    111,423
 Uco Textiles NV.......................................        2,124        170,102
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $7,002,396)....................................                   6,712,689
                                                                       ------------
AUSTRIA -- (1.9%)
COMMON STOCKS -- (1.9%)
 Allgemeine Sparkasse Baugesellschaft..................          670         63,864
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        294,146
 BBAG Oesterreichische Brau-Beteiligungs...............        7,084        258,997
 BWT AG................................................       13,530        376,890
 Bank Fuer Kaernten und Steiermark AG..................          520         40,196
 Bau Holding AG........................................        4,980        108,377
 Bohler Uddeholm AG....................................        9,020        278,977
 Brau Union Goess-Reinighaus AG........................        8,200        305,866
 *Ca Immobilien Invest AG..............................          670          9,367
 *Die Erste Immobilien AG..............................        1,244        164,600
 Flughafen Wien AG.....................................       12,730        444,697
 *Immofinanz Immobilien Anlagen AG.....................       61,160        272,054
 Jenbacher AG..........................................        7,860         95,789
 *Leipnik-Lundenburger Industrie AG....................          300         13,058
 Lenzing AG............................................        3,013        192,907
 *Manner (Josef) & Co. AG..............................          870         15,374
 Mayr-Melnhof Karton AG................................        9,840        387,683
 Oberbank AG...........................................        3,234        189,040
 Readymix Kies-Union AG................................          500         30,467
 Rhi AG, Wien..........................................       16,334        320,631
 Rosenbauer International AG...........................          850         18,875
 Ubm Realitaetenentwicklung AG.........................          360         20,996
 Va Technologie AG.....................................        6,807        212,132
 Vogel and Noot Waermetechnik AG.......................        1,700         13,171
 Wolford AG............................................        4,100         81,196
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $5,054,288)....................................                   4,209,350
                                                                       ------------
IRELAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Abbey P.L.C...........................................       19,319         47,929
 Anglo Irish Bank Corp. P.L.C..........................      192,323        465,418
 *Arcon International Resources P.L.C..................      143,750         21,898
 Ardagh P.L.C..........................................       13,676         16,072
 Arnotts P.L.C.........................................        8,811         50,622
 Barlo Group P.L.C.....................................      115,775         85,664
 *Dragon Oil P.L.C.....................................      104,167         30,830
 *Dunloe Ewart P.L.C...................................      235,918         90,361
 Fyffes P.L.C..........................................      195,858        115,936
 Glanbia P.L.C.........................................      175,508         67,223

                                                               SHARES        VALUE+
                                                               ------        ------

 Golden Vale P.L.C.....................................      108,124   $     89,415
 Green Property Co.....................................       75,732        458,175
 Greencore Group P.L.C.................................      131,110        279,620
 Heiton Holdings P.L.C.................................       32,420         80,431
 IAWS Group P.L.C......................................       59,457        380,415
 IFG Group P.L.C.......................................       16,604         25,944
 IWP International P.L.C...............................       39,611         59,308
 Irish Continental Group P.L.C.........................       15,838         70,313
 Jurys Hotel Group P.L.C...............................       40,376        298,751
 Kingspan Group P.L.C..................................      114,417        308,759
 Ryan Hotels P.L.C.....................................       39,647         37,964
 *Tullow Oil P.L.C.....................................      212,968        148,310
 United Drug P.L.C.....................................       17,081        138,281
 Waterford Wedgwood P.L.C..............................      220,752        234,440
                                                                       ------------
TOTAL -- IRELAND
  (Cost $4,244,272)....................................                   3,602,079
                                                                       ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *National Oilwell, Inc.
   (Cost $57,188)......................................        4,318        137,636
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *National Oilwell, Inc. Warrants 03/15/01
   (Cost $0)...........................................          480              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $57,188).......................................                     137,636
                                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $113,263).....................................                     116,386
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $1,112,493) to be
   repurchased at $1,095,182.
   (Cost $1,095,000)...................................   $    1,095      1,095,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $203,181,130)++....                $224,615,115
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for income tax purposes is $203,196,155.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
ISRAEL -- (11.1%)
COMMON STOCKS -- (11.1%)
 *Africa-Israel Investments, Ltd.......................         2,840  $    228,831
 *Africa-Israel Investments, Ltd.......................           155       127,198
 *Agis Industries (1983), Ltd..........................        21,736       186,171
 American Israeli Paper Mills, Ltd.....................         3,291       200,825
 Bank Hapoalim B.M.....................................     1,196,240     3,150,574
 Bank Leumi Le-Israel..................................     1,373,369     2,966,747
 Bezek, Ltd............................................       701,438     3,617,751
 Blue Square Chain Stores Properties Investment........        29,303       349,331
 *CLAL Electronics Industries, Ltd.....................         3,579       474,364
 *CLAL Industries, Ltd.................................       135,350     1,163,584
 CLAL Insurance, Ltd...................................        38,684       540,104
 Delek Israel Fuel Corp., Ltd. Series C................         4,584       327,616
 *Elbit Medical Imaging................................        17,319       127,033
 Elbit Systems, Ltd....................................        17,319       214,329
 Elbit, Ltd............................................        17,320       102,816
 Elite Industries, Ltd.................................         5,700       243,062
 Elron Electronic Industries, Ltd......................        19,701       542,925
 First International Bank of Israel....................        48,660       303,468
 First International Bank of Israel, Ltd...............       347,200       441,537
 *IDB Bankholding Corp., Ltd...........................        36,578     1,164,266
 *IDB Development Corp., Ltd. Series A.................        72,515     2,504,576
 Industrial Building Corp., Ltd........................       277,150       402,515
 Israel Chemicals, Ltd.................................     1,165,326     1,260,942
 Israel Corp. Series A.................................         5,500       949,144
 Koor Industries, Ltd..................................        16,466     1,227,057
 *M.A.Industries, Ltd..................................       162,937       357,146
 Matav Cable Israel....................................        19,027       313,490
 Migdal Insurance Holdings.............................       279,107       286,748
 Osem Investment, Ltd..................................        77,343       487,636
 Property and Building Corp., Ltd......................         3,973       290,931
 Super-Sol, Ltd. Series B..............................       210,226       738,922
 Tambour...............................................        26,898        32,828
 Teva Pharmaceutical Industries, Ltd...................       120,820     7,767,954
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,350)...................................                  33,092,421
                                                                       ------------
MALAYSIA -- (9.3%)
COMMON STOCKS -- (9.3%)
 AMMB Holdings Berhad..................................           362           358
 Amsteel Corp. Berhad..................................       264,000        20,842
 *Aokam Perdana Berhad.................................           333           216
 *Avenue Assets Berhad.................................        27,000         8,100
 Bandar Raya Developments Berhad.......................        23,000         7,142
 Batu Kawan Berhad.....................................       151,000       154,179
 Berjaya Group Berhad..................................        94,000         9,771
 Berjaya Land Berhad...................................        91,000        24,187
 Berjaya Sports Toto Berhad............................        79,000        92,721
 British American Tobacco Berhad.......................       148,000     1,489,737
 Carlsberg Brewery Malaysia Berhad.....................        79,000       216,210
 Commerce Asset Holding Berhad.........................       230,000       453,947
 Country Heights Holdings Berhad.......................        40,000        31,579
 DCB Sakura Merchant New Shares........................         4,100         2,579
 Genting Berhad........................................       259,000       606,605
 Golden Hope Plantations Berhad........................       521,000       477,126
 Guiness Anchor Berhad.................................       105,000        90,632

                                                               SHARES        VALUE+
                                                               ------        ------

 Highlands and Lowlands Berhad.........................       314,000  $    194,184
 Hong Leong Bank Berhad................................       426,250       361,191
 Hong Leong Credit Berhad..............................       232,300       345,393
 IOI Corp. Berhad......................................       439,000       300,368
 Jaya Tiasa Holdings Berhad............................        96,000        90,947
 Kuala Lumpur Kepong Berhad............................       293,500       355,289
 *Land - General Berhad................................        35,000         5,987
 *Leisure Management Berhad............................        35,000        49,184
 Lion Land Berhad......................................         1,000           108
 *MBF Holdings Berhad..................................       141,000         7,607
 Magnum Corp. Berhad...................................       779,500       330,262
 Malakoff Berhad.......................................       103,000       261,566
 Malayan Banking Berhad................................       846,000     3,116,842
 *Malayan United Industries Berhad.....................        70,000         7,737
 Malaysian Airlines System.............................       298,000       299,568
 Malaysian International Shipping Corp. (Foreign)......        85,666       151,043
 Malaysian Oxygen Berhad...............................        22,000        57,026
 Malaysian Pacific Industries..........................        28,000       156,947
 *Multi-Purpose Holdings Berhad........................        86,000        18,558
 Nestle (Malaysia) Berhad..............................       121,000       617,737
 Oriental Holdings Berhad..............................       268,608       302,537
 Oyl Industries Berhad.................................        47,000       162,026
 Perlis Plantations Berhad.............................       190,500       195,513
 Perusahaan Otomobil Nasional Berhad...................       282,000       328,011
 Petronas Dagangan Berhad..............................       147,000       116,053
 Petronas Gas Berhad...................................       943,000     1,687,474
 Public Bank Berhad (Foreign)..........................     1,107,799       909,561
 RHB Capital Berhad....................................       867,000       689,037
 RJ Reynolds Berhad....................................       135,000       132,158
 Ramatex Berhad........................................       222,000       151,895
 *Rashid Hussain Berhad................................        50,000        23,684
 *Renong Berhad........................................       460,000       176,737
 Resorts World Berhad..................................       567,000       865,421
 Sarawak Enterprise Corp. Berhad.......................       412,000       162,632
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       154,358
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,488,733
 Southern Bank Berhad..................................        48,440        27,152
 Southern Bank Berhad (Foreign)........................       143,437        75,493
 *Technology Resources (Industries) Berhad.............       264,000       193,832
 Telekom Malaysia Berhad...............................     1,305,000     4,258,421
 Tenaga Nasional Berhad................................     1,146,000     3,830,053
 *Time Engineering Berhad..............................       276,000       211,358
 Tractors Malaysia Holdings Berhad.....................        22,000        13,489
 United Engineering (Malaysia) Berhad..................       165,198       168,676
 YTL Corp. Berhad......................................       749,100       918,633
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,214,175)...................................                  27,656,412
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *YTL Corp. Berhad Warrants 06/26/09 (Cost $395).......         4,000           921
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,214,570)...................................                  27,657,333
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
BRAZIL -- (8.6%)
PREFERRED STOCKS -- (6.3%)
 Ambev Cia de Bebidas das Americas.....................    12,453,835  $  2,627,632
 Aracruz Celulose SA Series B..........................       311,999       366,419
 Banco Bradesco SA.....................................   197,621,010     1,357,381
 Banco do Brasil SA....................................   126,670,000       457,241
 Banco do Estado de Sao Paulo SA.......................     2,500,000        85,794
 Banco Itau SA.........................................    35,500,000     2,707,278
 *Bradespar SA.........................................   197,621,010        97,458
 Brasileira de Distribuicao Pao de Acucar..............     8,330,000       279,937
 Brasiliero de Petroleo Ipiranga.......................    12,300,000       103,182
 Centrais Electricas de Santa Catarin Celesc
   Series B............................................       180,000        51,248
 Cimento Portland Itau.................................       860,000       134,667
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       197,011
 Coteminas Cia Tecidos Norte de Minas..................     1,164,800        70,459
 Duratex SA............................................     2,900,000        76,668
 Electropaulo Electrecidade Metropolitana..............     8,395,000       389,250
 Embratel Participacoes SA.............................    38,582,922       472,743
 Ericsson Telecomunicacoes SA..........................    15,480,000       347,075
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875       124,996
 *Inepar Energia SA....................................         9,561             3
 *Inepar SA Industria e Construcoes....................    19,760,001        24,914
 *Inepar-Fem Equipamentos e Montagem SA................        11,856           697
 Investimentos Itau SA.................................     1,345,118     1,087,354
 Lojas Americanas SA...................................     2,166,794         3,635
 Lojas Renner SA.......................................       800,000         4,797
 Mahle Cofap Aneis SA..................................         5,100         6,015
 *Paranapanema SA......................................     2,120,000         4,096
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        46,265
 Sao Carlos Empreendimentos e Participacoes SA.........     2,166,794         4,351
 Serrana SA............................................         2,450         1,183
 Siderurgica Belgo-Mineira.............................       970,000        78,905
 Siderurgica de Tubarao Sid Tubarao....................    15,120,000       146,824
 *Siderurgica Paulista.................................        65,000        12,558
 Siderurgica Paulista Casipa Series B..................           325         1,403
 Suzano de Papel e Celulose............................        54,000       166,097
 Tele Celular Sul Participacoes SA.....................       137,922           276
 Tele Centro Oeste Celular Participacoes SA............       137,922           417
 Tele Centro-Sul Participacoes.........................    45,137,922       392,420
 *Tele Leste Celular Participacoes SA..................       176,996           101
 Tele Norte Celular Participacoes SA...................       137,922            84
 Tele Norte Leste Participacoes SA.....................    96,862,911     1,763,006
 Telemig Celular Participacoes SA......................       137,922           343
 Telenordeste Celular Participacoes SA.................       137,922           221
 Telesp Celular Participacoes..........................   176,941,089     1,498,708
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       622,803
 Usinas Siderurgicas de Minas Gerais SA................        52,039       211,657
 Vale do Rio Doce Series A.............................       121,160     2,420,835

                                                               SHARES        VALUE+
                                                               ------        ------

 Votorantim Celulose e Papel SA........................     9,467,325  $    247,787
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $16,667,833)...................................                  18,694,194
                                                                       ------------
COMMON STOCKS -- (2.3%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524        10,560
 Ambev Cia de Bebidas das Americas.....................     1,260,000       249,192
 Ceval Alimentos SA....................................    11,610,114        20,069
 *Cia Paulista de Forca e Luz..........................     2,258,921        72,376
 Embraco SA............................................       130,000        72,703
 Embraer Empresa Brasileira de Aeronautica.............       157,000     1,105,510
 Embratel Participacoes................................    57,550,000       555,627
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000         1,403
 Gerdau SA.............................................    36,040,000       274,663
 Inversiones Luz SA....................................     3,140,000        81,417
 Lojas Americanas SA...................................    14,042,476        25,166
 Petroquimica do Sul Copesul...........................     8,276,000       358,066
 Sao Carlos Empreendimentos e Participacoes SA.........    14,042,476        28,557
 *Seara Alimentos SA...................................    11,610,114         4,604
 Serrana SA............................................         2,054           982
 Siderurgica Nacional Sid Nacional.....................    26,651,000       697,805
 Souza Cruz Industria e Comercio.......................       101,000       406,173
 Tele Celular Sul Participacoes........................    57,550,000        95,677
 Tele Centro Oeste Celular Participacoes...............    57,550,000       252,505
 Tele Centro Sul Participacoes SA......................    57,550,000       383,585
 *Tele Leste Celular Participacoes.....................    73,854,224        63,832
 Tele Norte Celular Participacoes......................    57,550,000        49,740
 Tele Norte Leste Participacoes........................    57,550,710       791,464
 *Telefonica SA........................................        58,312       919,037
 Telemig Celular Participacoes.........................    57,550,000       175,554
 Telenordeste Celular Participacoes....................    57,550,000       103,869
 Unibanco Unias de Bancos Brasileiros SA...............     1,500,000        35,843
 VSMA (Cia Vidraria Santa Marina)......................        54,000        69,459
 *Vale do Rio Doce Series B............................        81,160             0
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       149,000        12,203
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,543,244)....................................                   6,917,641
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $23,211,177)...................................                  25,611,835
                                                                       ------------
GREECE -- (8.3%)
COMMON STOCKS -- (7.6%)
 Alpha Credit Bank.....................................        48,513     1,476,567
 Alpha Finance S.A.....................................        16,140       441,750
 Altec Information & Communication Systems S.A.........        80,805       577,169
 Aluminum of Attica S.A................................         7,540        36,611
 Aspis Pronia General Insurance S.A....................        18,180       148,439
 Athens Medical Center S.A.............................        85,395       609,954
 Attica Enterprises S.A. Holdings......................       118,751       872,486
 Bank of Attica S.A....................................        51,135       374,392
 Bank of Piraeus S.A...................................       176,585     2,317,275
 Delta Dairy S.A.......................................         2,610        27,113
 Delta Informatics S.A.................................        54,600       309,065
 *EFG Eurobank Ergasias S.A............................        37,397       836,234
 *Egnatia Bank S.A.....................................        39,950       220,523

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

                                                               SHARES        VALUE+
                                                               ------        ------
 Ethniki General Insurance Co..........................        43,944  $    563,188
 General Hellenic Bank.................................        33,012       422,240
 Halkor S.A............................................       119,280       502,961
 Hellenic Bottling Co., S.A............................        98,860     1,349,103
 *Hellenic Duty Free Shops S.A.........................        45,650       513,306
 *Hellenic Petroleum S.A...............................        72,970       680,645
 *Hellenic Sugar Industry S.A..........................        11,760       119,311
 Hellenic Technodomiki S.A.............................        97,775       419,779
 *Heracles General Cement Co...........................        57,550       761,095
 *Hyatt Regency S.A....................................        63,820       514,564
 Inform P. Lykos S.A...................................        13,790       253,735
 *Interamerican Hellenic Life Insurance Co. S.A........        35,340       536,007
 Intracom S.A..........................................        78,859     1,651,519
 Intrasoft S.A.........................................        53,739       562,376
 *Lambrakis Press S.A..................................        32,280       411,640
 Maillis (M.J.) S.A....................................        82,570       777,576
 *Metka S.A............................................         4,670        24,167
 *Minoan Lines S.A.....................................        35,490       153,277
 Mytilineos Holdings S.A...............................        62,620       492,887
 *N.B.G. Real Estate Development Co....................        39,520       182,296
 National Investment Bank for Industrial Development...        41,370       742,703
 Panafon Hellenic Telecommunications Co. S.A...........        73,410       511,217
 Sanyo Hellas S.A......................................         8,112        24,255
 Silver & Baryte Ores Mining Co. S.A...................        15,260       408,110
 *Technical Olympic S.A................................        11,250        32,343
 *Telesis Investment Bank S.A..........................         3,750        30,523
 Tiletipos S.A.........................................        23,910       207,139
 Titan Cement Co.......................................        43,060     1,564,793
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,535,788)...................................                  22,660,333
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.7%)
 *Greek Drachmas
   (Cost $2,087,344)...................................                   2,107,588
                                                                       ------------
TOTAL -- GREECE
  (Cost $34,623,132)...................................                  24,767,921
                                                                       ------------
THAILAND -- (8.2%)
COMMON STOCKS -- (8.1%)
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       352,635
 *Advanced Info Service Public Co., Ltd. (Foreign).....       593,100     5,928,496
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         2,111
 BEC World Public Co., Ltd. (Foreign)..................       306,700     1,567,849
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000       303,481
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600           900
 *Bank of Asia Public Co., Ltd. (Foreign)..............        21,450         3,231
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     4,125,500       498,993
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       321,000       298,521
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........     1,501,800       284,467

                                                               SHARES        VALUE+
                                                               ------        ------

 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       349,156  $  2,055,804
 *Five Stars Property Public Co., Ltd. (Foreign).......         8,360           362
 Hana Microelectronics Public Co., Ltd. (Foreign)......        79,000       198,318
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         3,215
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           274
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         4,893
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........    12,201,770     3,063,078
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           267
 Mutual Fund Public Co., Ltd. (Foreign)................           500           319
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150        84,847
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         1,583
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500           653
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     2,081,701
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       965,600       694,145
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       277,280
 *Siam City Cement Public Co., Ltd. (Foreign)..........       557,413     1,412,026
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     1,621,166       730,697
 Siam Makro Public Co., Ltd. (Foreign).................       727,100       862,859
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           695
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         2,246
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,957,200     2,347,454
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         1,267
 *Thai Military Bank Public Co., Ltd. (Foreign)........     4,483,500       583,223
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       233,809
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       552,300       441,149
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $37,857,660)...................................                  24,322,848
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Thailand Baht
   (Cost $158,546).....................................                     158,223
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bank of Asia Public Co., Ltd. (Foreign) Rights
   12/12/00............................................         5,362            12
 *Kiatnakin Finance and Securities Public Co., Ltd
   (Foreign) Rights 12/25/00...........................         2,560             0

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008...........................................     1,444,563  $          0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          12
                                                                       ------------
TOTAL -- THAILAND
  (Cost $38,016,206)...................................                  24,481,083
                                                                       ------------
TURKEY -- (7.8%)
COMMON STOCKS -- (7.8%)
 Akbank................................................   388,990,002     1,822,992
 Akcansa Cimento Sanayi ve Ticaret A.S.................    29,601,300       342,479
 Aksigorta A.S.........................................    42,705,000       531,611
 Alarko Holding........................................    16,351,888       508,889
 *Anadolu Efes Biracilik ve Malt Sanayi A.S............    25,141,292     1,270,290
 Arcelik A.S...........................................    37,810,098       719,859
 Aygaz.................................................    17,315,840       526,209
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........     8,648,543       297,651
 *Cukurova Elektrik A.S................................       389,000       276,304
 *Dogan Sirketler Grubu Holdings A.S...................    72,434,152       572,840
 Enka Holding..........................................     3,842,819       495,255
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    34,503,000       669,528
 *Hurriyet Gazette.....................................    43,522,635       318,700
 Koc Holding A.S.......................................    49,867,992     1,862,338
 Migros Turk A.S.......................................     6,608,025       609,689
 Netas Northern Electric Telekomunikasyon A.S..........     8,759,000       769,666
 *Otosan Otomobil A.S..................................    21,546,000       915,084
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................     1,068,000       104,795
 Tat Konserve..........................................             5             0
 *Tofas Turk Otomobil Fabrikasi A.S....................    72,073,889       633,323
 Trakya Cam Sanayii A.S................................    49,411,149       434,183
 *Turk Sise ve Cam Fabrikalari A.S.....................    45,423,009       325,963
 *Turkiye Garanti Bankasi A.S..........................   187,202,870     1,151,485
 Turkiye Is Bankasi A.S. Series C......................   441,903,000     5,565,725
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       421,578
 *Yapi ve Kredi Bankasi A.S............................   390,209,892     2,057,298
                                                                       ------------
TOTAL -- TURKEY
  (Cost $11,836,517)...................................                  23,203,734
                                                                       ------------
MEXICO -- (7.7%)
COMMON STOCKS -- (7.7%)
 *Altos Hornos de Mexico S.A...........................        97,000        28,398
 Apasco S.A. de C.V....................................        69,000       359,291
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................       768,000     1,518,012
 Cementos de Mexico S.A. de C.V. Series B..............       252,982     1,002,766
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................       175,000       167,372
 Desc S.A. de C.V. Series B............................       295,000       125,396
 Desc S.A. de C.V. Series C............................         6,905         2,935
 El Puerto de Liverpool S.A. Series C1.................       339,500       461,075
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       207,900        45,291
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       551,529

                                                               SHARES        VALUE+
                                                               ------        ------

 Fomento Economico Mexicano Series B & D...............       270,000  $    929,630
 *Gruma S.A. de C.V. Series B..........................        90,406        68,211
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       550,095
 *Grupo Financiero Banamex Accival SA de Series O......     1,170,561     1,609,643
 *Grupo Financiero Bancomer S.A. de C.V. Series L......         7,792         3,412
 *Grupo Financiero Bancomer S.A. de C.V. Series O......     1,246,380       728,474
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................        30,000             0
 *Grupo Financiero Inbursa Series O....................       239,699       878,793
 *Grupo Gigante S.A. de C.V. Series B..................       113,800       166,887
 Grupo Industrial Alfa S.A. Series A...................       150,290       231,579
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       562,368
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000        58,405
 Grupo Modelo S.A. de C.V. Series C....................       312,000       745,999
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................       700,000     1,629,083
 *Hylsamex S.A. de C.V. Series B.......................        60,000        47,757
 Industrias Penoles S.A. de C.V........................       103,000        92,818
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       561,890
 Nueva Grupo Mexico SA de CV Series B..................       172,000       475,229
 Organizacion Soriana S.A. de C.V. Series B............       150,000       422,414
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       162,016
 Telefonos de Mexico S.A. Series A.....................       100,000       244,416
 Telefonos de Mexico S.A. Series L.....................     3,042,000     7,273,490
 Tubos de Acero de Mexico S.A..........................        17,000       225,819
 Vitro S.A.............................................       121,600       111,130
 *Walmart de Mexico S.A. de C.V. Series C..............       417,000       819,802
 *Walmart de Mexico S.A. de C.V. Series V..............       137,180       297,387
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,304,254)...................................                  23,158,812
                                                                       ------------
CHILE -- (7.1%)
COMMON STOCKS -- (7.1%)
 BBV Banco BHIF ADR....................................        30,000       427,500
 Banco de Santiago SA ADR..............................        84,800     1,696,000
 *Banco Edwards SA ADR.................................        55,248       676,788
 Banco Santander Chile Sponsored ADR...................       102,500     1,473,437
 Chilgener SA ADR......................................        92,600     1,449,769
 *Cia Telecom de Chile ADR.............................       207,000     2,969,156
 Compania Cervecerias Uni ADR..........................        66,400     1,315,550
 Cristalerias de Chile SA ADR..........................        14,500       228,375
 Distribucion y Servicio D&S SA ADR....................       100,500     1,689,656
 Embotelladora Andina SA Andina ADR....................        81,300       945,112
 Embotelladora Andina SA Andina Series B ADR...........        57,700       537,331
 *Empresa Nacional de Elec ADR.........................       273,818     2,755,294
 *Empresas Telex - Chile SA ADR........................         7,880        29,058
 *Enersis SA ADR.......................................       139,503     2,375,910

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

                                                               SHARES        VALUE+
                                                               ------        ------
 Laboratorio Chile SA Labchile ADR.....................        30,000  $    476,250
 Lan Chile SA ADR......................................        86,400       577,800
 *Madeco SA ADR........................................        44,500       208,594
 Masisa SA ADR.........................................        16,500       211,406
 Santa Isabel SA ADR...................................        15,500        96,391
 Sociedad Quimica y Minera Chile ADR...................        29,502       536,568
 Vina Concha y Toro SA Conchatoro ADR..................        14,600       533,813
                                                                       ------------
TOTAL -- CHILE
  (Cost $24,799,606)...................................                  21,209,758
                                                                       ------------
SOUTH KOREA -- (6.6%)
COMMON STOCKS -- (6.6%)
 *Daewoo Securities Co., Ltd...........................        56,445       234,519
 *Good Morning Securities Co...........................        52,660       105,497
 *Hyundai Engineering & Construction Co., Ltd..........       119,254       160,908
 Hyundai Motor Co., Ltd................................        95,919     1,025,908
 Hyundai Securities Co., Ltd...........................        49,011       250,406
 Kookmin Bank..........................................       205,128     2,286,781
 Korea Electric Power Corp.............................       118,650     2,245,204
 Korea Mobile Telecommunications Corp..................         1,670       335,248
 LG Chemical, Ltd......................................        68,329       607,140
 LG Electronics, Inc...................................       120,133     1,176,169
 LG Insurance Co., Ltd.................................         3,410         4,264
 Pohang Iron & Steel Co., Ltd..........................         2,580       154,530
 S-Oil Corp............................................        32,080       702,063
 S1 Corporation........................................        20,238       188,983
 SK Corp., Ltd.........................................        78,203       749,566
 Samsung Display Devices, Ltd..........................        32,478     1,215,797
 *Samsung Electro-Mechanics Co., Ltd...................        51,654     1,321,675
 Samsung Electronics Co., Ltd..........................        36,128     4,815,254
 Samsung Fire and Marine Insurance, Ltd................        32,751       794,890
 Shinhan Bank Co., Ltd.................................       158,242     1,451,633
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $15,036,557)...................................                  19,826,435
                                                                       ------------
ARGENTINA -- (6.6%)
COMMON STOCKS -- (6.6%)
 *Acindar Industria Argentina de Aceros SA Series B....       649,000       496,589
 *Alpargatas SA Industrial y Comercial.................         1,078             0
 *Alto Palermo SA Series A.............................         5,000        25,005
 *Banco del Sud Sociedad Anonima Series B..............        29,000        35,968
 Banco Frances del Rio de la Plata SA..................       428,209     2,741,113
 *Capex SA Series A....................................        52,892       269,811
 *Celulosa Argentina SA Series B.......................        37,500         6,001
 Central Costanera SA Series B.........................       114,100       155,209
 *Central Puerto SA Series B...........................        16,000        16,163
 *Garovaglio y Zorraquin SA............................        28,000         9,242
 Gas Natural SA, Buenos Aires..........................       345,000       559,017
 *Grupo Financiero Galicia SA Series B.................     1,790,110     2,488,776
 *IRSA Inversiones y Representaciones SA...............       643,420     1,100,479
 *Juan Minetti SA......................................       329,983       415,866
 Ledesma S.A.A.I.......................................       135,378        71,765
 Metrogas SA Series B..................................       543,115       440,016
 *Molinos Rio de la Plata SA Series B..................       646,833     1,048,090

                                                               SHARES        VALUE+
                                                               ------        ------

 PC Holdings SA Series B, Buenos Aires.................     1,964,901  $  2,790,746
 *Renault Argentina SA.................................       176,559        84,766
 Siderar SAIC Series A.................................       594,876     1,398,252
 Siderca SA Series A...................................       714,907     1,444,415
 *Sociedad Comercial del Plata.........................       187,740        14,647
 *Solvay Indupa S.A.I.C................................       555,366       271,631
 Telecom Argentina Stet-France SA Series B.............       817,000     2,418,828
 Transportadora de Gas del Sur SA Series B.............       968,000     1,403,895
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $25,553,242)...................................                  19,706,290
                                                                       ------------
PHILIPPINES -- (5.6%)
COMMON STOCKS -- (5.6%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       178,105
 Ayala Corp............................................    13,893,600     2,015,866
 Ayala Land, Inc.......................................    18,687,576     1,751,137
 Bank of the Philippine Island.........................     1,840,426     1,984,204
 *Belle Corp...........................................     4,916,000        77,272
 Equitable PCI Bank, Inc...............................       875,000     1,057,971
 *Filinvest Development Corp...........................     4,664,500        68,619
 *Filinvest Land, Inc..................................     9,822,000       237,517
 *International Container Terminal Services, Inc.......     1,525,837        22,139
 La Tondena Distillers, Inc............................       693,200       412,093
 *Metro Pacific Corp...................................    17,813,860       208,209
 *Metropolitan Bank & Trust Co.........................       654,927     2,243,655
 *Petron Corp..........................................    19,893,000       416,915
 Philippine Long Distance Telephone Co.................       174,940     2,837,914
 *Philippine National Bank.............................       259,975       201,700
 SM Prime Holdings, Inc................................    22,614,000     2,278,566
 *Security Bank Corp...................................       320,842       157,598
 *Southeast Asia Cement Holdings, Inc..................        30,190           170
 Union Bank of the Philippines.........................       812,300       401,049
 Universal Robina Corp.................................     2,871,000       248,780
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,447,340)...................................                  16,799,479
                                                                       ------------
INDONESIA -- (4.9%)
COMMON STOCKS -- (4.9%)
 PT Asahimas Flat Glass Co., Ltd.......................        75,000         5,113
 PT Astra Agro Lestari Tbk.............................     1,932,000       202,629
 *PT Astra International Tbk...........................     2,976,000       710,083
 *PT Bakrie & Brothers Tbk.............................     1,259,000        10,564
 *PT Bank International Indonesia......................    13,677,191        64,551
 *PT Bank Lippo Tbk....................................    32,812,000       223,687
 *PT Barito Pacific Timber.............................       910,000        16,702
 *PT Bimantara Citra...................................       589,000        57,142
 PT Charoen Pokphand Tbk...............................        95,000        25,656
 *PT Ciputra Development Tbk...........................       563,300         8,566
 *PT Citra Marga Nusaphala Persada.....................       960,000        48,329
 PT Dankos Laboratories................................       147,000         9,636
 *PT Duta Pertiwi......................................       200,000        11,537
 *PT Gajah Tunggal Tbk.................................     2,977,000       120,208
 *PT Gt Kabel Indonesia Tbk............................       212,000         2,668
 *PT GT Petrochem Industries Tbk.......................        70,000         1,560
 PT Hanjaya Mandala Sampoerna Tbk......................       949,500     1,399,155
 *PT Hero Supermarket Tbk..............................        78,000         9,203
 *PT Indah Kiat Pulp & Paper Corp......................     6,161,601       549,297
 *PT Indocement Tunggal Prakarsa.......................     3,090,000       494,223

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *PT Indofood Sukses Makmur Tbk........................    11,716,400  $  1,013,778
 PT Indorama Synthetics Tbk............................       365,580        30,674
 PT Indosat (Persero) Tbk..............................     1,324,500     1,250,228
 *PT Jakarta International Hotel and Development Tbk...       362,500        19,200
 PT Jaya Real Property.................................       305,000        17,594
 PT Kalbe Farma Tbk....................................     1,410,000        53,237
 *PT Kawasan Industry Jababeka Tbk.....................       407,333         6,408
 *PT Lippo Land Development Tbk........................       174,000         4,562
 PT Makindo Tbk........................................     1,207,000       496,869
 PT Matahari Putra Prima Tbk Foreign...................     2,543,000       160,027
 *PT Mayorah Indah.....................................       288,720        18,169
 PT Medco Energi International Tbk.....................     2,992,000       313,802
 PT Modern Photo Tbk...................................       154,000        17,363
 *PT Mulia Industrindo.................................       850,680        33,457
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821        54,216
 *PT Pakuwon Jati Tbk..................................       312,000         4,663
 *PT Panasia Indosyntec Tbk............................       103,600         5,704
 PT Perusahaan Rokok Tjap Gudang Garam.................     2,206,500     3,054,727
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        11,351
 PT Ramayana Lestari Sentosa Tbk.......................       896,000       462,817
 PT Sari Husada Tbk....................................        13,440         6,343
 *PT Semen Cibinong Tbk................................       231,000        10,539
 PT Semen Gresik.......................................       759,002       469,666
 *PT Summarecon Agung..................................        87,838         1,681
 PT Telekomunikasi Indonesia (Persero) Series B........     9,440,820     2,425,886
 PT Tempo Scan Pacific.................................        19,500         6,596
 PT Tigaraksa Satria Tbk...............................        25,200         7,929
 PT Timah Tbk..........................................       327,000        51,444
 PT Unggul Indah Corp. Tbk.............................       141,570        16,518
 PT Unilever Indonesia Tbk.............................       535,000       701,388
 *PT United Tractors...................................       168,000         7,400
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $38,815,642)...................................                  14,704,745
                                                                       ------------
HUNGARY -- (2.9%)
COMMON STOCKS -- (2.9%)
 Borsodchem RT.........................................        39,081       847,440
 *Budapesti Elektromos Muvek RT........................           185         8,692
 *Delmagyarorszagi Aramszolgaltato Demasz RT...........         2,275       101,653
 *Egis RT..............................................        29,816     1,034,457
 Gedeon Richter, Ltd...................................        31,887     1,478,746
 *Hungarian Telecommunications Co......................       287,807       946,530
 Magyar Olay-Es Gazipari RT............................       106,436     1,398,774
 OTP Bank, Ltd.........................................        33,133     1,469,582
 *Tiszai Vegyi Kombinat RT.............................        92,816     1,417,996
                                                                       ------------
TOTAL -- HUNGARY
  (Cost $10,630,841)...................................                   8,703,870
                                                                       ------------

                                                               SHARES        VALUE+
                                                               ------        ------

POLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Agora SA.............................................        47,698  $    861,224
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............        92,454     1,178,834
 *Bank Przemyslowo-Handlowy SA.........................         6,883       322,202
 Bank Slaski SA........................................         9,815       492,271
 *Big Bank Gdanski SA..................................       449,930       571,677
 *Browary Zywiec SA....................................         6,790       332,984
 *Elektrim SA..........................................        86,378       799,065
 *Frantschach Swiecie SA...............................        52,999       217,969
 *Kredyt Bank SA.......................................        99,475       343,698
 *Optimus SA...........................................         6,873       150,142
 *Orbis SA.............................................        48,841       274,357
 Polish Telecom TPSA...................................       203,626     1,107,527
 Powszechny Bank Kredytowy SA..........................        28,842       599,201
 Prokom Software SA....................................        13,462       454,625
 *Wielkopolski Bank Kredytowy SA.......................        72,944       395,118
                                                                       ------------
TOTAL -- POLAND
  (Cost $9,360,340)....................................                   8,100,894
                                                                       ------------
PORTUGAL -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Sonae SGPS SA
   (Cost $246,551).....................................       371,770       404,530
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $78,998)......................................                      79,887
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.5%)
 Repurchase Agreement, Chase Manhatten Bank N.A. 6.25%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   10.75%, 08/15/05, valued at $7,486,875) to be
   repurchased at $7,337,274.
   (Cost $7,336,000)...................................  $      7,336     7,336,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $352,853,323)++....                $298,845,027
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $357,175,649.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
ISRAEL -- (11.6%)
COMMON STOCKS -- (11.6%)
 *AFCon Projects Ltd...................................         4,200  $     6,664
 *Agis Industries (1983), Ltd..........................        27,000      231,258
 American Israeli Paper Mills, Ltd.....................           800       48,818
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        15,422      135,140
 Baran.................................................         9,500      266,900
 *Beit Shemesh Motor...................................         3,351        8,228
 Delek Automotive Systems, Ltd.........................         2,588       11,232
 Delta Galil Industries, Ltd...........................         3,000       35,442
 *Discount Mortgage Bank, Ltd..........................         1,320       89,410
 *Elbit Medical Imaging................................         4,500       33,007
 Elbit, Ltd............................................         4,500       26,713
 Elco Industries (1975)................................         6,000       51,259
 Electra Consumer......................................        20,300      260,139
 Electra Israel, Ltd...................................         3,000      210,894
 *Feuchtwanger Industries..............................           224       15,593
 *Formula Systems......................................         6,570      251,937
 *Israel General Bank, Ltd.............................         3,222      122,530
 Israel Land Development Co., Ltd......................        26,000      203,083
 Israel Petrochemical Enterprises, Ltd.................        32,500      107,967
 *Israel Salt Industries...............................        38,139      330,575
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............         6,178       21,399
 *Knafaim-Arkia Holdings, Ltd..........................         1,200       11,412
 Maman Cargo Terminals & Handling, Ltd.................        33,600       73,649
 Mehadrin, Ltd.........................................         3,887       97,724
 *Middle East Tube Co..................................        19,000       12,958
 Miloumor..............................................        12,658       93,278
 Mishkan Hapoalim Mortgage Bank, Ltd. Series B.........         1,440      263,266
 *Mul-t-lock, Ltd......................................        20,500      116,840
 *Naphtha Israel Petroleum Corp........................       105,630       18,100
 *Ofer Development & Investments, Ltd..................        12,800       50,958
 *Ormat Industries.....................................        54,000      128,777
 Rapac Electronics, Ltd................................         6,000       51,698
 Tambour...............................................        64,000       78,109
 Tefahot Israel Mortgage Bank, Ltd.....................        33,330      181,422
 Ytong Industries, Ltd.................................        52,500       79,708
RIGHTS/WARRANTS -- (0.0%)
 *Naphtha Israel Petroleum Corp.Rights Open Pay Date...        17,605            0
                                                                       -----------
TOTAL -- ISRAEL
  (Cost $2,676,940)....................................                  3,726,087
                                                                       -----------
BRAZIL -- (10.5%)
PREFERRED STOCKS -- (9.0%)
 *Acesita SA...........................................   226,265,315      104,682
 *Acos Villares SA.....................................       120,000        1,830
 Alpargatas-Santista Textil SA.........................       300,000       20,438
 Banco Mercantil do Brasil SA..........................       130,000       16,193
 Bombril SA............................................     5,900,000       50,993
 Brasiliero de Petroleo Ipiranga.......................    16,800,000      140,931
 *Bunge Fertilizantes SA...............................       900,000        6,818
 Caemi Mineracao e Metalurgia SA.......................       500,000       54,654
 *Cambuci SA...........................................         4,000           65

                                                               SHARES        VALUE+
                                                               ------        ------

 Cimento Portland Itau.................................     1,670,000  $   261,505
 Confab Industrial SA..................................        27,000       15,786
 Coteminas Cia Tecidos Norte de Minas..................       938,785       56,788
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000       51,553
 Duratex SA............................................     3,000,000       79,312
 *ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000       60,198
 Energetica do Ceara Coelce............................    22,000,000       53,129
 Forca Luz Cataguazes Leopoldina Series A..............    23,400,000       21,652
 Francisco Stedile SA Series A.........................    20,200,000       12,324
 Globex Utilidades SA..................................        18,000      189,433
 *Gradiente Eletronica SA..............................         2,600       38,334
 IKPC Industrias Klabin de Papel e Celulose SA.........       220,000      155,472
 Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000       18,556
 Industria de Bebidas Antarctica Polar SA..............        23,000       25,258
 *Industrias Villares SA...............................        58,000          146
 *Inepar Energia SA....................................         1,016            0
 *Inepar SA Industria e Construcoes....................     9,900,001       12,482
 Lojas Americanas SA...................................    10,690,369       17,936
 Mahle Cofap Aneis SA..................................         6,000        7,077
 *Marcopolo SA.........................................        20,000       22,472
 Marisol SA Industria do Vestuario.....................        36,000       23,794
 Metal Leve SA.........................................     2,500,000       39,402
 Metalurgica Barbara...................................    25,300,000       23,153
 Metalurgica Gerdau SA.................................     5,725,694       85,845
 Oxiteno SA Industria e Comercio.......................        12,160       49,458
 *Paranapanema SA......................................     6,200,000       11,978
 Perdigao SA NPV.......................................        11,000       68,229
 *Randon Participacoes SA..............................    51,000,000       11,927
 *Rasip Agro Pastoril SA...............................    51,000,000        1,556
 Real Consorcio Participacoes SA.......................        19,000       32,167
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000       37,521
 *Renner Herrmann SA...................................        28,000       10,250
 Sadia Oeste SA Inclusttia e Comercio Soes.............       155,000       71,711
 Sao Carlos Empreendimentos e Participacoes SA.........    10,690,369       21,469
 Serrana SA............................................        55,000       26,564
 *Sharp SA Equipamentos Eletronicos....................    30,200,000          921
 Siderurgica Belgo-Mineira.............................     2,650,000      215,565
 Siderurgica de Tubarao Sid Tubarao....................    17,400,000      168,965
 Siderurgica Paulista Casipa Series B..................           535        2,309
 *Siderurgica Paulista Pfd.............................       107,000       20,672
 *Tam Transportes Aereos Regionais SA..................     1,150,000       21,048
 *Tele Leste Celular Participacoes SA..................   104,589,388       59,555
 Tele Norte Celular Participacoes SA...................    81,400,000       49,661
 Telemig Celular Participacoes SA......................    81,400,000      202,370
 *Varig Participacoes Em Transportes...................       122,025        8,809
 *Varig Particpacoes Em Servicos.......................       116,823          806

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Varig SA Viacao Aerea Riograndense...................        16,000  $    29,772
 Weg SA................................................       165,000      108,215
                                                                       -----------
TOTAL PREFERRED STOCKS
  (Cost $2,534,312)....................................                  2,899,709
                                                                       -----------
COMMON STOCKS -- (1.5%)
 *Acos Especiais Itabira-Acesita Aces..................    42,900,000       17,449
 Avipal SA Avicultura e Agropecua......................    15,900,000       18,269
 Copene-Petroquimica do Nordeste SA Series A...........       620,000      195,748
 Embraco SA............................................       230,000      128,628
 Eternit SA............................................       120,000       20,560
 *Inepar-Fem Equipamentos e Montagem SA................         1,260           74
 Metalurgica Gerdau....................................       323,038        4,106
 *Rhodia Ster SA.......................................       640,780       29,320
 Sao Paulo Alpargatas SA...............................       510,000       41,486
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       215,000       17,608
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $443,329)......................................                    473,248
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Bunge Fertilizantes SA Rights 12/18/00
   (Cost $0)...........................................       569,724            0
                                                                       -----------
TOTAL -- BRAZIL
  (Cost $2,977,641)....................................                  3,372,957
                                                                       -----------
THAILAND -- (9.6%)
COMMON STOCKS -- (9.6%)
 Adkinson Securities Public Co., Ltd. (Foreign)........        92,100       23,120
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         8,880        1,135
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       284,000       20,740
 *Bangkok Expressway Public Co., Ltd. (Foreign)........       540,000       70,244
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200        3,869
 Banpu Public Co., Ltd. (Foreign)......................       133,600       57,168
 Berli Jucker Public Co., Ltd. (Foreign)...............        79,100       52,350
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000       29,286
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................       110,933        2,785
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        46,000       18,634
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800        5,422
 Central Plaza Hotel Public Co., Ltd. (Foreign)........        39,500        8,834
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        62,800       16,123
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       118,700      110,388
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................        12,200       37,448
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........        82,400       15,608

                                                               SHARES        VALUE+
                                                               ------        ------

 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        90,100  $    57,574
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800        7,065
 Grammy Entertainment Public Co., Ltd. (Foreign).......        46,000       89,232
 Hana Microelectronics Public Co., Ltd. (Foreign)......       108,000      271,118
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        46,500       10,187
 International Cosmetics Public Co., Ltd. (Foreign)....        15,500       32,897
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................       230,000       59,050
 *Jalaprathan Cement Public Co., Ltd. (Foreign)........        85,200       22,847
 *Jasmine International Public Co., Ltd. (Foreign).....       350,000       67,894
 *K.R. Precision Public Co., Ltd. (Foreign)............       320,598       30,729
 *KCE Electronics Public Co., Ltd. (Foreign)...........        20,400       41,435
 *KGI Securities One Public Co., Ltd. (Foreign)........       383,146       23,609
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200       11,173
 *LPN Development Public Co., Ltd. (Foreign)...........        15,100          861
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....        32,200       12,676
 *Land and House Public Co., Ltd. (Foreign)............       213,031       77,787
 Lanna Lignite Public Co., Ltd. (Foreign)..............        11,500        9,711
 *Loxley Public Co., Ltd. (Foreign)....................        36,500       14,161
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100          851
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................         9,900       17,397
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...       146,259       46,730
 National Petrochemical Public Co., Ltd. (Foreign).....       447,300      290,928
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000        9,243
 *Pacific Assets Public Co., Ltd. (Foreign)............       141,000       21,881
 *Padaeng Industry Public Co., Ltd (Foreign)...........        73,800       17,263
 Patum Rice Mill & Granary Public Co., Ltd.
   (Foreign)...........................................         5,500        2,055
 Pizza Public Co., Ltd. (Foreign)......................        21,000       21,327
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700        1,999
 *Quality Houses Public Co., Ltd. (Foreign)............       195,000       12,905
 Regional Container Lines Public Co., Ltd. (Foreign)...        37,400       24,112
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700        1,466

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        35,000  $    43,132
 Saha-Union Public Co., Ltd. (Foreign).................       279,500       70,164
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       772,100       49,337
 *Samart Corp. Public Co., Ltd. (Foreign)..............        32,600       11,718
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000        1,951
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       415,625      298,782
 Siam Food Products Public Co., Ltd. (Foreign).........         9,000        6,778
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................       160,374       21,960
 *Sri Trang Agro Industry Public Co., Ltd. (Foreign)...        20,331        6,380
 *Standard Chartered Nakornthon Bank Public Co., Ltd.
   (Foreign)...........................................            54        4,067
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200        1,738
 *Supalai Public Co., Ltd. (Foreign)...................        17,300        1,342
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300          491
 *TISCO Finance Public Co., Ltd. (Foreign).............       140,000       52,717
 *TPI Polene Public Co., Ltd. (Foreign)................       458,476      100,445
 *Tanayong Public Co., Ltd. (Foreign)..................       261,000       17,274
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200        2,381
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        40,500       48,986
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        28,950       24,941
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        13,200        8,887
 Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................        16,000        8,216
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................     1,020,000       97,767
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................       135,704      148,654
 Thai Vegetable Oil Public Co., Ltd. (Foreign).........         8,800       16,167
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        95,200       23,899
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       126,728       16,485
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       135,100      107,911
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100        3,631
 *Vinythai Public Co., Ltd. (Foreign)..................       820,604      103,000
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,951,861)....................................                  3,080,518
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Charoen Pokphand Feedmill Public Co., Ltd. (Foreign)
   Warrants 06/30/02...................................        59,350        4,470
 *KGI Securities One Public Co., Ltd. (Foreign)
   Warrants 05/31/01...................................       383,146            0

                                                               SHARES        VALUE+
                                                               ------        ------

 *Loxley Public Co., Ltd. Foreign Rights 12/22/00......        59,312  $    11,505
 *Quality Houses Public Co., Ltd. (Foreign) Warrants
   04/19/03............................................        27,000          563
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     16,538
                                                                       -----------
TOTAL -- THAILAND
  (Cost $4,951,861)....................................                  3,097,056
                                                                       -----------
MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000            0
 *Altos Hornos de Mexico S.A...........................        33,000        9,661
 *Biper S.A. de C.V. Series B..........................       134,885       14,764
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000       14,027
 *Cintra S.A. de C.V...................................       137,000       74,249
 *Consorcio Ara S.A....................................       145,000      177,201
 *Corporacion Geo S.A. de C.V. Series B................        45,000       48,586
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................        98,456      397,582
 Embotelladoras Argos S.A. de C.V......................        98,000      154,131
 *Empaques Ponderosa S.A. de C.V. Series B.............       206,000      105,078
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       282,450       61,531
 Farmacias Benavides S.A. de C.V. Series B.............        54,000       46,482
 *Gruma S.A. de C.V. Series B..........................       138,000      104,121
 *Grupo Casa Saba SA de C.V............................       104,000       92,283
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000      116,946
 Grupo Continental S.A.................................       130,000      146,437
 Grupo Corvi S.A. de C.V. Series L.....................       100,000       25,185
 *Grupo Financiero del Norte S.A. Series C.............       207,000      272,768
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................       124,000            0
 Grupo Herdez S.A. de C.V. Series B....................       107,000       31,610
 Grupo Industrial Maseca S.A. de C.V. Series B.........       386,000       98,446
 *Grupo Posadas S.A. de C.V. Series L..................       199,000      141,687
 *Grupo Qumma SA de C.V. Series B......................       103,000        4,652
 *Grupo Tribasa S.A. de C.V............................        64,000        2,448
 *Hylsamex S.A. de C.V. Series B.......................        42,000       33,430
 *Industrias S.A. de C.V. Series B.....................        33,000       82,761
 *Jugos del Valle S.A. de C.V. Series B................        20,000        9,097
 Nadro S.A. de C.V. Series B...........................       217,967      106,549
 *Pepsi-Gemex S.A. de C.V..............................       115,000       87,256
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        67,000       97,258
 *Transportacion Maritima Mexicana S.A. de C.V.
   Series L............................................        24,000      247,391

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Tubos de Acero de Mexico S.A..........................        10,000  $   132,835
 Vitro S.A.............................................       129,000      117,904
                                                                       -----------
TOTAL -- MEXICO
  (Cost $4,386,589)....................................                  3,054,356
                                                                       -----------
TURKEY -- (9.3%)
COMMON STOCKS -- (9.3%)
 Adana Cimento Sanayi Ticaret A.S......................    32,125,264       45,872
 *Akal Tekstil A.S.....................................       926,625       10,857
 Aksa..................................................     6,203,750       93,127
 *Aksu Iplik Dokuma ve Boya Apre Fab A.S...............     2,132,236       12,179
 Aktas Elektrik Ticaret A.S............................       370,000       81,281
 Alarko Sanayii ve Ticaret A.S.........................       841,499       48,063
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     1,464,000       25,729
 *Anadolu Anonim Turk Sigorta Sirketi..................    12,540,000       59,687
 Anadolu Gida Sanayi A.S...............................     3,900,000       51,976
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.
   Series C............................................     1,600,000       77,327
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........            16            1
 Bagfas Bandirma Gubre Fabrik..........................     2,300,000       53,894
 Bandirma Vitaminli Yem Sanayii Ticaret A.S............     5,074,664       98,474
 Bati Cimento A.S......................................     2,995,996       39,928
 *Bekoteknik Sanayi A.S................................     7,702,663       64,300
 *Bolu Cimento Sanayi A.S..............................     7,936,446       26,152
 Borusan...............................................     2,695,000       25,655
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     9,020,000       24,108
 Bursa Cimento Fabrikasi A.S...........................     2,200,000       49,940
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     7,200,000       89,629
 *Carsi Buyuk Magazacilik..............................     1,767,000       23,937
 Cimentas A.S..........................................     6,870,000       95,582
 *Deva Holding A.S.....................................    10,869,332       18,306
 *Doktas...............................................     4,400,000       22,554
 *Eczacibasi Ilac......................................     6,188,000       81,562
 *Eczacibasi Yapi Gere.................................       937,500       20,252
 *Ege Seramik Co., Inc.................................     1,582,680       10,778
 *Egeplast.............................................     3,860,000        7,632
 *Es Kisehir Bankasi Esbank............................     9,343,710            0
 *Finansbank...........................................    62,775,023      105,726
 Goltas Cimento........................................     1,330,000       11,687
 *Good Year Lastikleri A.S.............................     8,935,125      125,623
 Gubre Fabrikalari Ticaret A.S.........................       937,440        9,610
 *Gunes Sigorta A.S....................................     6,570,000       46,185
 *Hektas Ticaret A.S...................................     6,053,489       17,731
 *Ihlas Holding........................................     7,871,114       63,401
 *Isiklar Amba.........................................       895,000        5,505
 *Izmir Demir Celik....................................    24,856,250       26,210
 Karsu Tekstil.........................................     1,136,000        8,818
 Kartonsan.............................................     1,698,750       70,904
 Kav Orman Sanayii A.S.................................     3,003,000       19,791
 *Kent Gida Maddeleri Sanayii ve Ticaret A.S...........     4,352,000       55,450
 *Kepez Elektrik Ticaret A.S...........................        91,000       65,969
 *Kerevitas Gida Sanayi ve Ticaret A.S.................     2,532,000       13,906
 *Konya Cimento........................................     2,220,000       22,108

                                                               SHARES        VALUE+
                                                               ------        ------

 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     7,725,000  $   101,821
 Mardin Cimento........................................     3,450,000       32,842
 Marshall Boya ve Vernik Sanayii A.S...................       951,000       43,176
 *Medya Holdings A.S. Series C.........................    15,849,000      160,157
 Merko Gida Sanayi ve Ticaret A.S. Series A............     5,290,000       10,072
 *Milliyet Gazetecilik A.S.............................    16,465,680       50,640
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     3,366,000       20,211
 *Mudurnu Tavukculuk A.S...............................     1,740,000        8,664
 *Mutlu Aku............................................     1,527,000       15,878
 *Nergis Holding A.S...................................       892,000        4,834
 *Nergis Holding A.S. Issue 99.........................       892,000            0
 *Net Holding A.S......................................     8,299,179       13,977
 *Net Turizm...........................................     8,415,000       18,486
 Otobus Karoseri Sanayi A.S............................     1,560,000       42,837
 Pinar Su Sanayi ve Ticaret A.S........................     4,047,750       32,011
 *Raks Elektroniks A.S.................................     2,730,000       10,395
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     2,627,865       39,448
 T. Tuborg Bira ve Malt Sanayi A.S.....................     3,131,250       16,509
 Tat Konserve..........................................     3,476,666       28,513
 *Tekstil Bankasi A.S..................................    21,176,412       28,532
 *Teletas Telekomunikasyon Endustri Ticaret A.S........     1,354,000      134,842
 *Turk Demir Dokum.....................................     5,039,996       39,858
 *Turk Dis Ticaret Bankasi A.S.........................    31,685,144       46,404
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     1,867,500       43,760
 USAS (Ucak Servisi A.S.)..............................        30,000       36,027
 *Uzel Makina Sanayi A.S...............................     7,772,000       71,708
 *Vakif Finansal Kiralama A.S..........................     2,217,424        6,170
 *Yasarbank A.S........................................     6,205,102            0
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000       10,717
                                                                       -----------
TOTAL -- TURKEY
  (Cost $3,453,419)....................................                  2,995,895
                                                                       -----------
MALAYSIA -- (8.8%)
COMMON STOCKS -- (8.8%)
 AMMB Holdings Berhad..................................       172,000      170,189
 Affin Holdings Berhad.................................       169,500       66,908
 Amalgamated Industrial Steel Berhad...................        10,000        2,303
 *Anson Perdana Berhad.................................        10,000        1,382
 Antah Holding Berhad..................................        23,000        4,721
 *Aokam Perdana Berhad.................................           733          475
 Arab Malaysian Development Berhad.....................        58,000        5,037
 Asas Dunia Berhad.....................................        16,000        3,811
 *Asia Pacific Land Berhad.............................        70,000        9,118
 Asiatic Development Berhad............................       118,000       29,500
 Austral Enterprises Berhad............................        31,000       23,495
 *Avenue Assets Berhad.................................        12,000        3,600
 Ayer Hitam Planting Syndicate Berhad..................         6,000        6,000
 Bimb Holdings Berhad..................................       134,600       57,382
 Bolton Properties Berhad..............................        18,000        5,968
 CCM Bioscience........................................           833          640
 Cahya Mata Sarawak Berhad.............................        66,000       46,026
 Camerlin Group Berhad.................................        58,000       39,532
 Cement Industries of Malaysia Berhad..................        13,000        7,355

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Chemical Co. of Malaysia Berhad.......................       102,000  $    61,468
 Chin Teck Plantations Berhad..........................        10,000       17,368
 Cycle & Carriage Bintang Berhad.......................        15,000       23,092
 DMIB Berhad...........................................        30,000        6,474
 DNP Holdings Berhad...................................        34,000        8,097
 *DRB-Hicom Berhad.....................................        11,000        3,734
 *Damansara Realty Berhad..............................        65,000        3,250
 Datuk Keramik Holdings Berhad.........................        24,000        5,116
 Diperdana Corp. Berhad................................         3,000        2,629
 Edaran Otomobil Nasional Berhad.......................        18,000       33,868
 *Esso Malaysia Berhad.................................        43,000       19,803
 *Europlus Berhad......................................        18,000        5,305
 FCW Holdings Berhad...................................        16,000        3,853
 *Faber Group..........................................        32,000        2,400
 Federal Flour Mills Berhad............................        20,000       22,895
 Fraser & Neave Holdings Berhad........................        40,500       33,466
 Gamuda Berhad.........................................       120,000      132,632
 *Golden Plus Holdings Berhad..........................        16,000        6,358
 *Gopeng Berhad........................................        17,000        3,713
 Guthrie Ropel Berhad..................................        11,000        9,147
 HLG Capital Berhad....................................        12,000        5,337
 Hap Seng Consolidated Berhad..........................        67,000       37,908
 Hock Hua Bank Berhad (Foreign)........................        21,000       45,316
 Hong Leong Industries Berhad..........................        47,000       86,579
 Hong Leong Properties Berhad..........................       112,000       25,347
 Hume Industries (Malaysia) Berhad.....................        52,000       48,716
 IGB Corp. Berhad......................................        90,500       24,768
 IJM Corp. Berhad......................................        56,000       50,105
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        4,918
 *Insas Berhad.........................................        56,000        7,074
 Island & Peninsular Berhad............................        57,000       46,500
 *Johan Holdings Berhad................................        30,000        5,171
 KFC Holdings (Malaysia) Berhad........................        29,000       36,784
 *Kamunting Corp. Berhad...............................        40,000        6,053
 Keck Seng (Malaysia) Berhad...........................        23,000        8,292
 Kian Joo Can Factory Berhad...........................        29,000       26,558
 *Kretam Holdings Berhad...............................        30,000        6,612
 Kuala Sidim Berhad....................................        31,000       36,547
 Kulim Malaysia Berhad.................................        53,000       24,826
 Ladang Perbadanan-Fima Berhad.........................        11,000        9,639
 Landmarks Berhad......................................        78,000       11,700
 *Leader Universal Holdings Berhad.....................        69,000       12,529
 Lingkaran Trans Kota Holdings Berhad..................       130,500       77,957
 Lion Corp. Berhad.....................................        15,600        6,568
 MAA Holdings Berhad...................................        20,800       40,779
 *MBF Holdings Berhad..................................       106,000        5,718
 MUI Properties Berhad.................................        75,200        8,411
 Malayan Cement Berhad.................................        65,750       20,763
 Malayawata Steel Berhad...............................        21,000        6,079
 *Malaysia Building Society Berhad.....................        35,000        7,691
 *Malaysia Industrial Development Finance Berhad.......       133,000       25,900
 Malaysia Mining Corp. Berhad..........................       181,000      102,408
 Malaysian Airlines System.............................       167,000      167,879
 Malaysian Mosaics Berhad..............................        27,000       13,713
 *Malaysian Plantations Berhad.........................        28,000       10,905
 Malaysian Tobacco Co. Berhad..........................        20,000       16,947

                                                               SHARES        VALUE+
                                                               ------        ------

 *Mancon Berhad........................................        12,000  $     2,747
 Maruichi Malaysia Steel Tube Berhad...................         8,000       11,579
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520       13,895
 *Mulpha International Berhad..........................       133,750       14,079
 *Naluri Berhad........................................       110,000       32,711
 *Nam Fatt Berhad......................................         9,000        3,032
 Negara Properties (Malaysia) Berhad...................         5,000        5,316
 Northport Corporation Berhad..........................        12,000        8,968
 Nylex (Malaysia) Berhad...............................        12,000        5,274
 OSK Holdings..........................................        37,333       19,158
 *Olympia Industries Berhad............................       104,000        5,611
 *Pan Pacific Asia Berhad..............................        12,000        1,832
 *Panglobal Berhad.....................................        14,000        6,963
 *Parit Perak Holdings Berhad..........................        13,000        1,232
 Peladang Kimia Berhad.................................        14,000        5,655
 Pelangi Berhad........................................       106,000       26,500
 Pernas International Holdings Berhad..................        71,000       18,124
 Petaling Garden Berhad................................        47,000       28,695
 *Phileo Allied Berhad.................................        54,000       24,584
 Pilecon Engineering Berhad............................        42,000        7,737
 *Prime Utilities Berhad...............................         3,000        1,413
 *Promet Berhad........................................        52,000        3,968
 *Rashid Hussain Berhad................................        47,000       22,263
 *Rekapacific Berhad...................................        55,000        6,658
 SP Settia Berhad......................................        15,400       11,550
 *SRI Hartemas Berhad..................................        65,000        7,099
 Selangor Properties Berhad............................        89,000       43,563
 Sime UEP Properties Berhad............................        84,000      105,221
 Southern Bank Berhad (Foreign)........................       188,750       99,342
 *Southern Steel Berhad................................        45,000       13,026
 *Sriwani Holdings Berhad..............................        12,000        1,374
 *Sunway Holdings, Inc. Berhad.........................        63,000       16,164
 Ta Enterprise Berhad..................................       107,000       25,342
 Talam Corp. Berhad....................................        14,000        3,647
 Tan & Tan Developments Berhad.........................        77,000       22,695
 Tasek Cement Berhad...................................        37,000       19,814
 *Techno Asia Holdings Berhad..........................        20,000        2,211
 *Tongkah Holdings Berhad..............................        14,000        4,863
 Tradewinds (Malaysia) Berhad..........................        49,000       30,947
 UMW Holdings Berhad...................................        54,800       73,547
 United Malacca Rubber Estates Berhad..................         9,000        9,711
 United Malayan Land Berhad............................        13,000        8,929
 United Plantations Berhad.............................        33,000       28,311
 WTK Holdings Berhad...................................        34,500       54,474
 *Westmont Industries Berhad...........................        23,000        5,387
 *Wing Tiek Holdings Berhad............................         8,000        1,874
 Worldwide Holdings Berhad.............................        16,000        8,000
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,172,435)....................................                  2,842,192
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Affin Holdings Berhad Warrants 07/08/05..............        28,250        3,122
 *Fraser & Neave Holdings Berhad Warrants 02/20/01.....         5,400           99

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *IGB Corp. Berhad Warrants 12/29/04...................           500  $        39
 *IJM Corp. Berhad Warrants 08/28/04...................        11,200        2,874
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $893)..........................................                      6,134
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $4,173,328)....................................                  2,848,326
                                                                       -----------
SOUTH KOREA -- (8.5%)
COMMON STOCKS -- (8.5%)
 *A-Nam Industrial Co., Ltd............................        10,973       44,237
 *Aluminium of Korea...................................        15,220       40,446
 *Bing Grae Co., Ltd...................................         1,210        5,157
 Bu Kwang Pharmaceutical Co., Ltd......................         6,237       23,681
 *Central Banking Corporation..........................         3,390          474
 *Cheil Communications, Inc............................           707       39,205
 Cheil Industrial, Inc.................................         6,500       27,702
 Choong Wae Pharmaceutical.............................         1,686        8,489
 *Chungho Comnet Co., Ltd..............................         4,800        8,214
 *Comtec Systems Co., Ltd..............................         2,000        4,163
 *Dae Ho Construction Co., Ltd.........................         1,630        3,151
 Daeduck Electronics Co., Ltd..........................        21,150      187,929
 Daeduck Industries Co., Ltd...........................         7,095       40,569
 *Daegu Bank Co., Ltd..................................        15,650       24,593
 Daehan City Gas Co., Ltd..............................         2,621       28,788
 Daehan Flour Mills Co., Ltd...........................           470       13,761
 *Daelim Industrial Co., Ltd...........................         6,100       24,692
 Daesung Industrial Co., Ltd...........................         1,690       25,028
 *Daewoo Electronics Co., Ltd..........................        13,010        4,870
 *Daewoo Telecom Co., Ltd..............................         3,322        4,059
 Daewoong Pharmaceutical Co., Ltd......................         1,899       14,764
 Daishin Securities Co., Ltd...........................        10,593       57,782
 *Daou Technology, Inc.................................         7,000       24,908
 Dong Ah Tire Industrial Co., Ltd......................           730       13,964
 Dong Bu Insurance Co., Ltd............................        19,230       19,223
 *Dong-A Pharmaceutical Co., Ltd.......................         1,540       19,385
 Dong-Ah Securities Co., Ltd...........................         4,840        6,491
 Dongkuk Steel Mill Co., Ltd...........................         6,907       12,019
 Dongwon Securities Co., Ltd...........................        11,850       45,189
 *Doosan Construction & Engineering Co., Ltd...........         8,410       11,763
 Eastel Systems Corp...................................         3,570       22,587
 *Global Enterprise Co., Ltd...........................         5,900        7,475
 *Good Morning Securities Co...........................        16,000       32,054
 Hae In Co., Ltd.......................................         5,964        8,145
 Han Kuk Carbon Co., Ltd...............................         7,490       13,834
 *Han Wha Energy Co., Ltd..............................         5,600        5,370
 Hanil Cement Manufacturing Co., Ltd...................         1,010       11,135
 Hanil Securities Co., Ltd.............................         4,290        7,483
 Hanjin Shipping Co., Ltd..............................        12,014       32,075
 Hanjin Transportation Co., Ltd........................         1,041        5,738
 *Hankook Synthetics, Inc..............................         7,000        3,283
 Hankook Tire Manufacturing Co., Ltd...................        26,040       42,848
 Hankuk Glass Industries, Inc..........................         5,120       69,505
 Hanmi Pharmaceutical Co., Ltd.........................         2,378       14,673
 *Hansol Electronics Inc...............................         5,600        5,114
 Hansol Paper Co., Ltd.................................         7,730       22,641
 *Hansung Enterprise Co., Ltd..........................           620        4,846
 *Hanwha Chemical Corp.................................        17,930       31,864
 Hanwha Securities Co., Ltd............................         2,260        4,555
 Hite Brewery Co., Ltd.................................         2,180       68,155
 *Hotel Shilla, Ltd....................................        11,548       41,614

                                                               SHARES        VALUE+
                                                               ------        ------

 Hung Chang Co., Ltd...................................         5,540  $     6,883
 Hyundai Corp..........................................        13,398       13,338
 Hyundai Department Store Co., Ltd.....................         3,063       16,128
 Hyundai Fire & Marine Insurance Co., Ltd..............         1,430        6,177
 *Hyundai Merchant Marine Co., Ltd.....................        13,000       31,231
 Hyundai Mipo Dockyard Co., Ltd........................         3,572       13,607
 *Hyundai Mobis........................................        10,250       36,431
 *Hyundai Pipe Co., Ltd................................        11,310       29,404
 ISU Chemical Co., Ltd.................................         1,530        7,364
 Il Shin Spinning......................................           380       12,443
 KEC Corp..............................................         1,375       15,611
 Keumkang Korea Chemical Co., Ltd......................         1,984       67,904
 *Kohap Co., Ltd.......................................         6,320        6,604
 Kolon Industries, Inc.................................         2,260        6,117
 Kolon International Corp..............................         4,590        7,553
 *Koram Bank, Ltd......................................         9,000       42,651
 Korea Circuit Co......................................         7,800       19,701
 Korea Fine Chemical Co., Ltd..........................         1,388       25,123
 Korea Green Cross Co., Ltd............................         1,825       47,898
 Korea Iron & Steel Works Co., Ltd.....................           362       27,222
 *Korea Merchant Banking Co............................         3,010          446
 *Korea Steel Chemical Co., Ltd........................         1,780        7,864
 Korea Zinc Co., Ltd...................................         2,580       23,349
 Korean Air............................................        11,270       53,779
 Korean Reinsurance Co., Ltd...........................         3,410       18,601
 *Kumho Electronics Co., Ltd...........................           670        3,296
 Kumho Industrial Co., Ltd.............................         4,530        6,243
 *Kwangju Bank.........................................         7,740        5,031
 *Kyong Nam Bank.......................................         7,900        5,232
 *LG Cable & Machinery, Ltd............................         5,790       54,306
 LG Construction, Ltd..................................         8,459       25,820
 LG Insurance Co., Ltd.................................        10,800       13,506
 LG International Corp.................................        18,358       38,288
 *Lotte Chilsung Beverage Co., Ltd.....................           220       26,245
 Lotte Confectionary Co., Ltd..........................           680       58,743
 Meritz Securities Co., Ltd............................         2,940        5,176
 Namhae Chemical Corp..................................        18,720       25,721
 Namyang Dairy Products Co., Ltd.......................           340       70,772
 Nong Shim Co., Ltd....................................         3,244      127,309
 Oriental Chemical Industries Co., Ltd.................         1,790       10,441
 Oriental Fire & Marine Insurance Co., Ltd.............         1,370        3,720
 *Orion Electric Co., Ltd..............................        12,155       10,100
 Pacific Chemical Co., Ltd.............................         1,360       35,805
 Poong San Corp........................................         3,070       15,685
 *Pusan Bank...........................................         8,550       12,943
 Regent Securities Co., Ltd............................         5,600        5,068
 S1 Corporation........................................         5,950       55,561
 Samsung Fine Chemicals................................         4,960       38,767
 Samyang Genex Co., Ltd................................           220        4,760
 Seondo Electric Co., Ltd..............................         4,400        5,647
 Seoul City Gas Co., Ltd...............................         2,750       36,427
 Seoul Securities Co., Ltd.............................         3,920       18,996
 Shin Han Securities Co., Ltd..........................         3,806        8,846
 Shin Young Securities Co., Ltd........................         2,620       24,789
 *Shinmoorim Paper Manufacturing Co., Ltd..............         2,858        6,349
 *Ssangyong Cement Industry Co., Ltd...................        13,530       10,241
 Suheung Capsule Co., Ltd..............................         1,900        9,629
 Sunkyong, Ltd.........................................         5,344       33,283

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

                                                               SHARES        VALUE+
                                                               ------        ------
 Tae Kwang Industrial Co., Ltd.........................           200  $    39,985
 Tae Young Corp........................................           804       15,214
 Tai Han Electric Wire Co..............................         2,553       13,758
 Tong Yang Securities Co., Ltd.........................         5,673        8,961
 Tongyang Confectionery Co.............................           660       12,543
 Tongyang Investment Bank..............................         4,650        4,266
 Young Poong Mining & Construction Corp................         1,580        3,594
 Youngone Corporation..................................        11,400       12,990
 Yuhan Corp............................................         1,132       34,832
                                                                       -----------
TOTAL -- SOUTH KOREA
  (Cost $4,620,114)....................................                  2,742,007
                                                                       -----------
GREECE -- (8.4%)
COMMON STOCKS -- (8.4%)
 Aegek.................................................        27,400       89,978
 Aktor S.A.............................................        27,585      158,965
 Alcatel Cables Hellas S.A.............................         2,730       22,744
 Alfa-Beta Vassilopoulos S.A...........................         5,250       81,841
 *Alpha Leasing........................................         2,190       25,409
 Alte Technological Company............................        12,000       70,226
 Aluminum of Attica S.A................................        49,200      238,892
 Aspis Pronia General Insurance S.A....................        11,610       94,795
 Atti-Kat S.A..........................................         5,940       16,546
 Chipita S.A...........................................        19,050      118,300
 Delta Dairy S.A.......................................        13,855      143,930
 Edrassi C. Psallidas S.A..............................        10,738       45,964
 Elais Oleaginous Production S.A.......................         7,080      126,381
 *Etba Leasing S.A.....................................        10,692       44,265
 Fourlis S.A...........................................         2,616       30,652
 Goody's S.A...........................................         8,710      139,896
 Halkor S.A............................................         9,200       38,793
 Hellas Can Packaging Manufacturers S.A................         8,680       63,774
 Hellenic Biscuits Co. S.A.............................         9,540       31,450
 Hellenic Cables S.A...................................        11,060       39,711
 Klonatex S.A..........................................         3,630       16,605
 Lavipharm S.A.........................................        20,710       74,889
 Light Metals Industry.................................        18,760       61,366
 *M.Travlos Br. Com. & Constr. Co. S.A.................         1,990        3,509
 Michaniki S.A.........................................         3,990       12,185
 *Petzetakis S.A.......................................        12,925       85,549
 Sarantis S.A..........................................        18,820       92,103
 Selected Textile Industry Assoc. S.A..................        21,870       55,666
 Shelman...............................................        18,635       75,482
 Silver & Baryte Ores Mining Co. S.A...................         5,208      139,281
 Spyroy Agricultural House S.A.........................        14,788      108,650
 Strintzis Shipping Lines S.A..........................        55,496      107,218
 Themeliodomi..........................................        15,140      105,820
 Tiletipos S.A.........................................        10,800       93,564
 Volos Technical Co....................................         9,780       44,238
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $3,861,887)....................................                  2,698,637
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Greek Drachmas
   (Cost $2,916).......................................                      2,870
                                                                       -----------

                                                               SHARES        VALUE+
                                                               ------        ------

RIGHTS/WARRANTS -- (0.0%)
 *Michaniki S.A. Rights 12/22/00
   (Cost $0)...........................................         3,990  $       255
                                                                       -----------
TOTAL -- GREECE
  (Cost $3,864,803)....................................                  2,701,762
                                                                       -----------
PHILIPPINES -- (7.3%)
COMMON STOCKS -- (7.3%)
 Alaska Milk Corp......................................     1,404,000       56,021
 *Alsons Cement Corp...................................       391,000        1,694
 *Alsons Consolidated Resources, Inc...................     2,058,000       21,980
 *Anglo Philippine Holdings Corp.......................       546,000        5,501
 *Bacnotan Consolidated Industries, Inc................       122,234       32,022
 Bankard, Inc..........................................       412,000        9,963
 *Belle Corp...........................................     7,007,000      110,139
 *C & P Homes, Inc.....................................     6,477,000       26,757
 *Cebu Holdings, Inc...................................     1,925,000       21,336
 Cosmos Bottling Corp..................................     4,006,000      192,133
 *Cyber Bay Corp.......................................     8,160,000       61,665
 *DMCI Holdings, Inc...................................     4,372,000       25,550
 *Digital Telecommunications (Philippines), Inc........     5,473,000       47,425
 *EEI Corporation......................................     1,108,000        8,485
 *East Asia Power Resources Corp.......................     1,185,250       37,738
 *Fil-Estate Land, Inc.................................     3,170,700       15,015
 *First E-Bank Corporation.............................        77,000        3,833
 *Global Equities, Inc.................................       886,462        6,074
 *Guoco Holdings (Philippines), Inc....................     2,920,000       11,475
 *House of Investments, Inc............................       732,000        9,736
 Ionics Circuits, Inc..................................       769,825      224,944
 Kepphil Shipyard, Inc.................................       610,000        9,220
 *Kuok Philippine Properties, Inc......................     2,830,500        7,986
 La Tondena Distillers, Inc............................       310,000      184,288
 *Lepanto Consolidated Mining Co. Series B.............     1,925,000        8,146
 MUI Resources (Philippines), Inc......................     1,121,000       48,004
 *Mabuhay Holdings Corp................................       516,000        1,820
 *Macroasia Corp.......................................     2,237,500       94,688
 *Manila Jockey Club, Inc..............................        18,800        3,789
 *Megaworld Properties & Holdings, Inc.................    13,933,500      224,628
 *Metropolitan Bank & Trust Co.........................         3,800       13,018
 *Mondragon International Philippines, Inc.............       626,880        9,601
 *Music Corporation....................................       635,000       38,389
 *Negros Navigation Co., Inc...........................       311,000          752
 *Philex Mining Corp. Series B.........................       150,000          816
 *Philippine Bank of Communications....................        14,726       33,385
 *Philippine National Construction Corp................       173,000       31,725
 *Philippine Realty & Holdings Corp....................     4,499,000       11,786
 *Philippine Savings Bank..............................       317,212      191,772
 *Picop Resources, Inc.................................     1,125,000        2,267
 *Pilipino Telephone Corp..............................     1,692,000       18,412
 *Pryce Properties Corp................................     2,732,900       33,319
 RFM Corp..............................................     1,453,934       29,299
 Republic Glass Holding Corp...........................       507,500        7,670

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
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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Robinson's Land Corp. Series B........................     3,402,000  $   143,969
 SM Development Corp...................................     3,525,000       54,697
 *Solid Group, Inc.....................................     3,526,000       37,659
 *Soriano (A.) Corp....................................     3,430,211       16,244
 *Southeast Asia Cement Holdings, Inc..................    10,305,440       58,149
 *Steniel Manufacturing Corp...........................       250,000        3,149
 *Union Cement Corp....................................     1,426,624       20,124
 *United Paragon Mining Corp...........................       322,500          975
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        1,948
 *Urban Bank, Inc......................................         5,658            0
 *Victorias Milling Co., Inc...........................       139,680          842
 *Vitarich Corp........................................       176,000        1,401
 *William, Gothong & Aboitiz, Inc......................     1,390,000       50,980
 *iVantage Equities, Inc...............................       593,400       11,360
                                                                       -----------
TOTAL -- PHILIPPINES
  (Cost $6,174,605)....................................                  2,335,763
                                                                       -----------
ARGENTINA -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Acindar Industria Argentina de Aceros SA Series B....        50,000       38,258
 *Alpargatas SA Industrial y Comercial.................         1,007            0
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        37,747       32,469
 *Banco del Sud Sociedad Anonima Series B..............        29,000       35,968
 *Banco Suquia SA......................................        76,789       89,094
 CINBA SA (Cia de Bebidao y Alimentos).................        15,000        7,502
 *Capex SA Series A....................................        26,370      134,515
 *Celulosa Argentina SA Series B.......................        12,750        2,040
 *Central Puerto SA Series B...........................        43,000       43,439
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        84,401       69,223
 DYCASA SA (Dragados y Construcciones Argentina)
   Series B............................................        23,052       31,127
 *Ferrum SA de Ceramica y Metalurgica Series B.........        25,200       27,726
 *Fiplasto SA Comercial y Industrial Series B..........         6,000        1,440
 *Garovaglio y Zorraquin SA............................        14,160        4,674
 Importadora y Exportadora de la Patagonia Series B....        11,500       92,019
 Introductora de Buenos Aires SA Series A..............        18,104       19,013
 *Juan Minetti SA......................................        34,135       43,019
 Ledesma S.A.A.I.......................................        75,000       39,758
 Massalin Particulares SA Series B.....................        41,000      323,066
 *Polledo SA Industrial y Constructora y Financiera....        88,891       50,679
 *Quimica Estrella SA Series B.........................        27,200       26,390
 *Renault Argentina SA.................................       136,000       65,294
 *Sociedad Comercial del Plata.........................       650,000       50,711
 *Sol Petroleo SA......................................        50,662        9,628
 *Solvay Indupa S.A.I.C................................       196,000       95,864
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,212,793)....................................                  1,332,916
                                                                       -----------

                                                               SHARES        VALUE+
                                                               ------        ------

PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible
   Series B
   (Cost $3,163).......................................         3,260  $     3,032
                                                                       -----------
TOTAL -- ARGENTINA
  (Cost $2,215,956)....................................                  1,335,948
                                                                       -----------
POLAND -- (4.1%)
COMMON STOCKS -- (4.0%)
 *Agros Holdings SA....................................           300        2,608
 *Amica Wronki SA......................................         4,980       38,298
 *Art Marketing Syndicate SA...........................         1,171       13,965
 *Budimex SA...........................................        22,976      103,968
 *Cersanit-Krasnystaw SA...............................        10,345       62,032
 *Computerland SA......................................         5,536      132,042
 *Debica SA............................................        12,421       94,692
 *Echo Investment SA...................................         1,995       43,181
 *Elektrim Kable Polskie SA............................       107,613      127,137
 *Huta Ferrum SA.......................................         3,168       13,417
 Impexmetal SA.........................................         8,667       52,549
 *Kutnowskie Zaklady Farmaceutyczne Polfa SA...........         3,087       43,696
 *Lentex SA............................................         3,420       19,059
 Mostostal Export SA...................................        25,521       27,307
 Mostostal Zabrze Holding SA...........................        18,293       39,962
 *Ocean Company SA.....................................         8,530        2,396
 *Okocimskie Zaklady Piwowarskie SA....................        19,800       56,053
 Polifarb Cieszyn Wroclaw SA...........................        40,825       48,232
 Polska Grupa Farmaceutyczna SA........................         6,263       43,418
 Przedsiebiorstwo Farmaceutyczne JELFA SA..............         6,119       45,148
 *Sokolowskie Zaklady Miesne SA........................        42,840       19,385
 *Stalexport SA........................................        11,514       51,332
 Stomil Olsztyn SA.....................................        24,498      144,167
 *Zaklady Metali Lekkich Kety SA.......................         9,450       73,728
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,557,719)....................................                  1,297,772
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Poland Zloty
   (Cost $17,409)......................................                     17,504
                                                                       -----------
TOTAL -- POLAND
  (Cost $1,575,128)....................................                  1,315,276
                                                                       -----------
HUNGARY -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Danubius Hotel & Spa RT..............................        15,548      204,331
 *Delmagyarorszagi Aramszolgaltato Demasz RT...........         3,422      152,904
 *Fotex First Hungarian-American Photo Service Co......       133,438      118,809
 *Graboplast Textil Es Muborgyarto RT..................        10,315       82,013
 *Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)...        15,693       95,384
 *North American Business Industries RT................         8,850      145,964
 *Pannonplast P.L.C....................................         8,090      106,584
 *Pick Szeged RT.......................................         4,334       92,555
 *Primagaz Hungaria Co., Ltd...........................         5,076       23,348

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Raba Hungarian Railway Carriage & Machine Works......        28,955  $   228,790
 *Zalakeramia, Ltd.....................................         4,258       32,176
 *Zwack Unicum Liqueur Industry & Trading Co., Ltd.....         1,100       23,311
                                                                       -----------
TOTAL -- HUNGARY
  (Cost $1,591,656)....................................                  1,306,169
                                                                       -----------
INDONESIA -- (2.8%)
COMMON STOCKS -- (2.8%)
 PT Apac Centretex Corporation Tbk.....................       122,000        6,398
 *PT Argha Karya Prima Industry Tbk....................        90,666        2,401
 PT Asahimas Flat Glass Co., Ltd.......................        65,000        4,431
 PT Astra Graphia Tbk..................................       535,000       25,531
 PT Asuransi Lippo LifeTbk.............................     1,121,250       24,107
 *PT Bank International Indonesia......................        93,994          444
 *PT Batu Buana........................................        77,715        1,793
 *PT BDNI Capital Corp. Tbk............................       364,000        2,959
 PT Berlian Laju Tanker Tbk............................        36,400        4,104
 *PT Bhakti Investama Tbk..............................       877,000       40,471
 *PT Bimantara Citra...................................       416,000       40,358
 *PT Branta Mulia Tbk..................................        66,000        4,846
 *PT Budi Acid Jaya Tbk................................       330,000       14,883
 PT Charoen Pokphand Tbk...............................        95,000       25,656
 *PT Ciputra Development Tbk...........................       161,250        2,452
 *PT Citra Marga Nusaphala Persada.....................       820,000       41,281
 PT Dankos Laboratories................................       365,400       23,952
 PT Davomas Adabi......................................        40,000        1,196
 PT Dharmala Intiland..................................       277,400        2,909
 *PT Duta Pertiwi......................................       132,000        7,614
 *PT Eterindo Wahanatama Tbk...........................       397,000       22,901
 PT Ever Shine Textile.................................        96,428        9,608
 *PT Gajah Tunggal Tbk.................................       236,000        9,529
 *PT Great River International.........................        93,000        6,096
 *PT GT Petrochem Industries Tbk.......................       918,000       20,460
 *PT Hero Supermarket Tbk..............................        33,000        3,894
 PT Indal Aluminium Industry...........................        47,000        1,959
 PT Indorama Synthetics Tbk............................       268,000       22,486
 *PT Jakarta International Hotel and Development Tbk...       395,000       20,921
 PT Kalbe Farma Tbk....................................     1,663,800       62,820
 PT Karwell Indonesia..................................       138,000        8,684
 *PT Kawasan Industry Jababeka Tbk.....................        47,000          739
 *PT Keramika Indonesia Assosiasi Tbk..................       100,000        1,835
 PT Komatsu Indonesia Tbk..............................       113,000       13,926
 PT Lautan Luas Tbk....................................       319,000       14,554
 *PT Lippo Securities Tbk..............................       659,600        9,339
 PT Matahari Putra Prima Tbk Foreign...................        66,000        4,153
 *PT Mayorah Indah.....................................       114,000        7,174
 PT Medco Energi International Tbk.....................       240,000       25,171

                                                               SHARES        VALUE+
                                                               ------        ------

 PT Modern Photo Tbk...................................        40,000  $     4,510
 *PT Mulia Industrindo.................................       542,000       21,317
 *PT Mutlipolar Corporation Tbk........................       730,000       31,008
 PT Pabrik Kertas Tjiwi Kimia Tbk......................        90,000        6,372
 *PT Pakuwon Jati Tbk..................................        63,000          942
 *PT Panasia Indosyntec Tbk............................        79,000        4,350
 PT Plaza Indonesia Realty Tbk.........................        20,000        3,985
 *PT Prasidha Aneka Niaga Tbk..........................        84,000        1,542
 PT Pudjiadi Prestige, Ltd. Tbk........................        45,500          954
 *PT Putra Sejahtera Pioneerindo.......................        29,000          578
 *PT Semen Cibinong Tbk................................       471,000       21,488
 PT Sinar Mas Agro Resources and Technology Tbk........        74,400       21,068
 PT Sunson Textile Manufacturer Tbk....................       343,000       17,987
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500        2,351
 *PT Surya Dumai Industri Tbk..........................     1,025,000       28,488
 *PT Suryamas Dutamakmur...............................       125,000        1,245
 PT Tempo Scan Pacific.................................       184,000       62,236
 *PT Texmaco Jaya Tbk..................................        93,000       29,262
 PT Timah Tbk..........................................       206,000       32,408
 PT Tunas Ridean Tbk...................................       114,000       13,451
 PT Ultrajaya Milk Industry & Trading Co...............        52,000        6,136
 PT Unggul Indah Corp. Tbk.............................        48,239        5,706
 *PT United Tractors...................................       627,200       27,628
 *PT Wicaksana Overseas International..................        28,560        2,097
                                                                       -----------
TOTAL -- INDONESIA
  (Cost $3,161,995)....................................                    891,144
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, Chase Manhatten Bank N.A. 6.25%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 11/15/05, valued at $436,450) to be
   repurchased at $426,074
   (Cost $426,000).....................................  $        426      426,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $46,250,035)++.....                $32,148,746
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $46,255,432.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
BONDS -- (44.7%)
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................    $ 6,464     $  6,438,661
    6.340%, 08/16/01...................................      8,750        8,733,349
Ameritech Capital Funding Corp. Medium Term Notes
    5.650%, 01/15/01...................................     10,000        9,986,600
Asian Development Bank Medium Term Notes
    8.500%, 05/02/01...................................     15,600       15,728,263
Associates Corp. of North America Medium Term Notes
    5.600%, 01/15/01...................................     10,000        9,984,230
    5.850%, 01/15/01...................................     10,000        9,986,920
    6.625%, 05/15/01...................................      6,000        5,994,852
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................     27,000       26,911,035
DuPont (E.I.) de Nemours & Co., Inc. Medium Term Notes
    6.690%, 03/13/01...................................      6,000        5,988,882
Elf Aquitaine Corporate Bonds
    8.000%, 10/15/01...................................      9,220        9,333,765
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................     15,000       14,924,955
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................     13,000       12,962,287
Ford Motor Credit Corp. Corporate Bonds
    5.750%, 01/25/01...................................      2,950        2,944,938
    6.600%, 03/15/01...................................     20,000       19,992,140
IBM Corp. Medium Term Notes
    5.950%, 06/04/01...................................     27,000       26,860,194
Interamerican Development Bank Corporate Bonds
    5.125%, 02/22/01...................................     19,468       19,405,430
    8.500%, 05/01/01...................................      4,700        4,737,191
LB Baden-Wuertemberg Medium Term Notes
    7.875%, 10/15/01...................................     10,000       10,121,450
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    5.280%, 02/04/02...................................     13,000       12,808,887
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................     26,000       25,888,200
Paccar Financial Corp. Medium Term Notes
    6.070%, 06/15/01...................................      2,000        1,994,686
    5.970%, 07/12/01...................................     17,000       16,938,817
Shell Canada, Ltd. Medium Term Notes
    8.875%, 01/14/01...................................      5,400        5,412,636
Southwestern Bell Telephone Co. Medium Term Notes
    6.250%, 03/12/01...................................      9,200        9,180,717
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Toyota Motor Credit Corp. Corporate Bonds
    5.500%, 09/17/01...................................    $24,000     $ 23,788,488
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................     28,000       27,900,264
Wal-Mart Stores, Inc. Medium Term Notes
    6.150%, 08/10/01...................................     26,000       25,941,136
                                                                       ------------
TOTAL BONDS
  (Cost $371,378,848)..................................                 370,888,973
                                                                       ------------
COMMERCIAL PAPER -- (26.3%)
Abbey National N.A. C.P.
    6.500%, 01/16/01...................................     10,000        9,915,922
Barton Capital Corp. C.P.
    6.700%, 01/05/01...................................      5,000        4,967,770
BASF Corp. C.P.
    6.520%, 01/18/01...................................     10,000        9,912,266
British Telecommunications, Inc. C.P.
    6.710%, 02/12/01...................................     18,000       17,762,018
CC USA, Inc. C.P.
    6.440%, 03/22/01...................................      9,000        8,820,180
    6.450%, 03/22/01...................................     14,000       13,720,280
Ciesco L.P. C.P.
    6.540%, 01/12/01...................................      9,600        9,525,744
Commerzbank U.S. Finance, Inc. C.P.
    6.270%, 01/05/01...................................     12,000       11,922,649
Corporate Asset Funding Corp. C.P.
    6.600%, 01/03/01...................................      7,000        6,957,458
DuPont (E.I.) de Nemours & Co., Inc. C.P.
    6.770%, 01/26/01...................................      8,000        7,918,115
General Electric Capital Corp. C.P.
    6.500%, 01/31/01...................................     17,000       16,813,051
    6.460%, 02/21/01...................................      6,000        5,911,303
Govco, Inc. C.P.
    6.630%, 01/03/01...................................      6,000        5,963,150
    6.560%, 01/17/01...................................      4,000        3,965,272
KFW International Finance, Inc. C.P.
    6.530%, 01/12/01...................................      5,000        4,960,917
    6.500%, 01/22/01...................................     15,000       14,855,916
Kittyhawk Funding Corp. C.P.
    6.570%, 01/09/01...................................     14,000       13,899,292
    6.690%, 01/09/01...................................      3,221        3,197,830
Koch Industries, Inc. C.P.
    6.540%, 12/01/00...................................      8,000        8,000,000
National Rural Utilities Cooperative Finance C.P.
    6.450%, 03/16/01...................................     10,000        9,811,000
Sigma Finance Corp. C.P.
    6.480%, 03/06/01...................................     15,000       14,746,271
    6.480%, 03/08/01...................................      6,000        5,896,372
St. Michael Finance, Ltd. C.P.
    6.480%, 12/19/00...................................      2,000        1,993,500

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
Toronto Dominion Holdings, Inc. C.P.
    6.600%, 01/29/01...................................    $ 7,000     $  6,924,513
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $218,359,561)..................................                 218,360,789
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (16.6%)
Bayerische Landesbank
    6.060%, 06/18/01...................................     29,000       28,917,872
Canadian Imperial Bank Corp.
    7.090%, 05/04/01...................................     23,700       23,728,440
Commerzbank AG
    7.360%, 05/25/01...................................     13,000       13,036,400
Credit Agricole
    7.140%, 07/03/01...................................     24,500       24,566,150
Lloyds TSB Group
    7.050%, 07/18/01...................................      7,000        7,018,200
Rabobank Nederland NV
    7.120%, 06/26/01...................................     16,000       16,038,400
UBS AG
    7.080%, 06/22/01...................................     11,000       11,023,100
    7.000%, 07/18/01...................................     13,600       13,631,280
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $137,798,417)..................................                 137,959,842
                                                                       ------------
AGENCY OBLIGATIONS -- (11.5%)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................     18,000       17,915,598
Federal Home Loan Bank
    5.125%, 04/17/01...................................     23,000       22,879,940
Federal National Mortgage Association
    5.310%, 05/18/01...................................     27,000       26,865,027
    5.440%, 05/21/01...................................     28,000       27,874,168
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $95,944,417)...................................                  95,534,733
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

VARIABLE RATE
  OBLIGATIONS -- (0.7%)
Chase Manhattan Corp.
    ***6.960%, 12/11/00
      (Cost $6,012,757)................................    $ 6,000     $  6,015,000
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $1,539,143) to be
   repurchased at $1,516,252.
   (Cost $1,516,000)...................................      1,516        1,516,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $831,010,000)++................................                $830,275,337
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rate shown is the rate as of November 30, 2000, and maturity shown is the next interest readjustment date.
  ++  The cost for federal income tax purposes is $831,010,000.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (56.2%)
BONDS -- (30.8%)
ABN-AMRO Bank NV
    6.500%, 05/22/01...................................       5,224    $  5,213,343
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................       9,000       8,969,580
African Development Bank Medium Term Notes
    8.625%, 05/01/01...................................         800         806,318
American International Group Medium Term Notes
    6.375%, 10/12/01...................................      15,000      14,969,325
Bank Nederlandse Gemeenten NV
    6.125%, 03/27/01...................................       7,000       6,981,660
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................      12,000      11,960,460
Belgium (Kingdom of)
    5.375%, 02/28/01...................................       5,000       4,981,150
Caisse d'Amortissement et de Dette Sociale
    6.500%, 03/11/02...................................       9,400       9,353,940
Export-Import Bank of Japan
    8.375%, 02/26/01...................................      10,000      10,038,000
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................      10,000       9,949,970
General Electric Capital Corp. Medium Term Notes
    5.250%, 05/31/02...................................      16,000      13,969,724
Japan Finance Corp. Medium Term Notes
    8.700%, 07/30/01...................................       9,500       9,626,350
Japanese Development Bank Medium Term Notes
    8.375%, 02/15/01...................................       4,000       4,011,200
KFW International Finance, Inc. Medium Term Notes
    5.000%, 01/22/02...................................       7,390       7,245,895
Oesterreichische Kontrollbank AG
    8.500%, 03/06/01...................................       8,000       8,047,200
Rabobank Nederland Medium Term Notes
    6.000%, 03/12/01...................................       4,500       4,487,580
Toyota Motor Credit Corp. Medium Term Notes
    7.500%, 08/06/01...................................      43,000       4,351,607
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      13,000      12,953,694
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................       9,000       8,979,624
                                                                       ------------
TOTAL BONDS
  (Cost $158,545,341)..................................                 156,896,620
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

COMMERCIAL PAPER -- (19.7%)
BP Amoco Capital C.P.
    6.540%, 12/01/00...................................      10,000    $ 10,000,000
Barton Capital Corp. C.P.
    6.700%, 01/05/01...................................       6,000       5,961,325
Beta Finance Corp. C.P.
    6.550%, 01/12/01...................................      12,000      11,907,180
British Telecommunications, Inc. C.P.
    6.710%, 02/12/01...................................       5,000       4,933,894
    6.730%, 02/12/01...................................       4,000       3,947,115
CC USA, Inc. C.P.
    6.590%, 01/16/01...................................       8,000       7,932,022
Delaware Funding Corp. C.P.
    6.540%, 01/19/01...................................      14,000      13,874,423
Enterprise Funding Corp. C.P.
    6.540%, 01/17/01...................................       4,000       3,965,481
National Rural Utilities Cooperative Finance C.P.
    6.440%, 03/22/01...................................      14,000      13,720,280
Sigma Finance Corp. C.P.
    6.480%, 03/08/01...................................       4,000       3,930,914
    6.490%, 05/22/01...................................       5,000       4,850,455
St. Michael Finance, Ltd. C.P.
    6.550%, 01/10/01...................................       3,000       2,977,900
Windmill Funding Corp. C.P.
    6.580%, 01/03/01...................................      12,000      11,926,300
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $99,923,347)...................................                  99,927,289
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (5.7%)
Canadian Imperial Bank Corp.
    7.090%, 05/04/01...................................      14,000      14,016,800
Commerzbank AG
    7.360%, 05/25/01...................................       4,000       4,011,200
Credit Agricole
    7.140%, 07/03/01...................................      11,100      11,129,970
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $29,099,692)...................................                  29,157,970
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $287,568,380)..................................                 285,981,879
                                                                       ------------
GERMANY -- (19.4%)
BONDS -- (19.4%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................       8,000       6,922,186
BP America, Inc.
    8.125%, 02/04/02...................................      11,661       5,342,950
Bayerische Landesbank
    7.000%, 06/15/01...................................      19,000       8,535,967
    4.375%, 02/28/02...................................      15,000       6,605,398
DSL Finance NV
    5.000%, 05/07/02...................................       8,000       3,548,515
Depfa Deutsche Pfandbriefbank AG
    3.875%, 01/03/02...................................      25,000      10,979,621
Deutsche Hypobank
    4.250%, 01/15/02...................................      17,000      14,708,166

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Hypothekenbank AG, Essen
    4.250%, 01/28/02...................................      13,000    $ 11,217,999
Rheinishce Hypobank AG
    5.500%, 12/05/01...................................      12,000      10,488,784
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................      11,750      10,093,317
World Bank (International Bank for Reconstruction and
  Development)
    4.625%, 12/18/01...................................      22,800      10,083,028
                                                                       ------------
TOTAL -- GERMANY
  (Cost $104,370,748)..................................                  98,525,931
                                                                       ------------
FRANCE -- (11.3%)
BONDS -- (11.3%)
Caisse Autonome de Refinance SA
    10.500%, 03/05/02..................................      12,000      11,096,738
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................       6,022       5,263,490
Caisse Nationale d'Autoroutes
    5.500%, 02/14/02...................................      76,000      10,111,902
Charbonnages de France
    9.200%, 05/06/01...................................       5,300       4,683,758
Credit Locale de France SA Eurobond
    6.000%, 09/24/01...................................       7,700       6,740,357
France (Government of) BTAN
    5.500%, 10/12/01...................................      16,000      13,983,652
Societe Nationale de Chemins de Fer Francais
    9.800%, 02/19/02...................................       6,360       5,819,264
                                                                       ------------
TOTAL -- FRANCE
  (Cost $64,209,879)...................................                  57,699,161
                                                                       ------------
CANADA -- (4.9%)
BONDS -- (4.9%)
Alberta (Province of)
    10.250%, 08/22/01..................................      20,000      13,407,596
Canada Mortgage and Housing Corp.
    7.250%, 09/01/01...................................      17,650      11,581,857
                                                                       ------------
TOTAL -- CANADA
  (Cost $26,299,895)...................................                  24,989,453
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

SWEDEN -- (4.3%)
BONDS -- (4.3%)
Nordic Investment Bank, Helsinki
    7.500%, 02/28/01...................................      86,100    $  8,665,256
Sweden (Kingdom of)
    5.500%, 04/12/02...................................     130,000      13,110,651
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $24,440,159)...................................                  21,775,907
                                                                       ------------
BELGIUM -- (1.8%)
U.S. TREASURY OBLIGATIONS -- (1.8%)
Belgium Kingdom Treasury Bill
    5.01%, 09/06/01
      (Cost $8,929,697)................................      11,000       9,230,742
                                                                       ------------
EMU -- (0.9%)
BONDS -- (0.9%)
European Economic Community
    7.250%, 08/17/01
      (Cost $5,706,210)................................       5,210       4,598,785
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $6,025,858) to be
   repurchased at $5,936,988.
   (Cost $5,936,000)...................................       5,936       5,936,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $527,460,968)++................................                $508,737,858
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
  ++  The cost for federal income tax purposes is $527,460,968.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                     THE U.S.   THE ENHANCED    THE U.S.       THE U.S.
                                                      LARGE      U.S. LARGE    LARGE CAP         4-10
                                                     COMPANY      COMPANY        VALUE           VALUE
                                                      SERIES       SERIES        SERIES         SERIES
                                                     --------   ------------   ---------       --------
ASSETS:
Investments at Value..............................  $3,132,745   $   91,375   $  1,726,938    $   797,335
Collateral for Securities Loaned..................      10,482           --         15,534         17,279
Cash..............................................       1,557           --             --             --
Receivables:
    Dividends and Interest........................       4,271        2,370          6,209          2,000
    Investment Securities Sold....................       2,655           --             --          2,105
    Fund Shares Sold..............................       1,283           --          4,800             65
Unrealized Gain on Forward Currency Contracts.....          --           36             --             --
Prepaid Expenses and Other Assets.................          16            4              4              1
                                                    ----------   ----------   ------------    -----------
        Total Assets..............................   3,153,009       93,785      1,753,485        818,785
                                                    ----------   ----------   ------------    -----------
LIABILITIES:
Payables:
    Collateral on Securities Loaned...............      10,482           --         15,534         17,279
    Investment Securities Purchased...............       2,673          732             --             27
    Fund Shares Redeemed..........................         462           57          2,301             --
Unrealized Loss on Swap Contract..................          --        2,259             --             --
Payable for Futures Margin Variation..............         286          780             --             --
Accrued Expenses and Other Liabilities............         294           30            307            111
                                                    ----------   ----------   ------------    -----------
        Total Liabilities.........................      14,197        3,858         18,142         17,417
                                                    ----------   ----------   ------------    -----------
NET ASSETS........................................  $3,138,812   $   89,927   $  1,735,343    $   801,368
                                                    ==========   ==========   ============    ===========
SHARES OUTSTANDING $.01 PAR VALUE.................         N/A    9,061,486    117,964,911     89,541,589
                                                    ==========   ==========   ============    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................         N/A   $     9.92   $      14.71    $      8.95
                                                    ==========   ==========   ============    ===========
Investments at Cost...............................  $2,387,416   $   95,544   $  1,811,242    $   868,189
                                                    ==========   ==========   ============    ===========

                                                           THE U.S.            THE U.S.           THE U.S.             THE DFA
                                                             6-10             6-10 SMALL         9-10 SMALL         INTERNATIONAL
                                                             VALUE             COMPANY             COMPANY              VALUE
                                                            SERIES              SERIES             SERIES              SERIES
                                                           --------           ----------         ----------         -------------
ASSETS:
Investments at Value..............................       $  2,713,686        $   766,227        $  1,445,413        $  1,537,945
Collateral for Securities Loaned..................             46,374             40,039              54,179              80,105
Receivables:
    Dividends, Interest and Tax Reclaims..........              3,324                678               1,056               4,528
    Investment Securities Sold....................              6,329              2,848                 522               1,531
    Fund Shares Sold..............................                 --                145                  --              11,002
Prepaid Expenses and Other Assets.................                  2                  1                  19                  16
                                                         ------------        -----------        ------------        ------------
        Total Assets..............................          2,769,715            809,938           1,501,189           1,635,127
                                                         ------------        -----------        ------------        ------------
LIABILITIES:
Payables:
    Collateral on Securities Loaned...............             46,374             40,039              54,179              80,105
    Investment Securities Purchased...............                582                323               2,004                  --
    Fund Shares Redeemed..........................             10,969              1,335                 994               1,088
Accrued Expenses and Other Liabilities............                749                 90                 286                 453
                                                         ------------        -----------        ------------        ------------
        Total Liabilities.........................             58,674             41,787              57,463              81,646
                                                         ------------        -----------        ------------        ------------
NET ASSETS........................................       $  2,711,041        $   768,151        $  1,443,726        $  1,553,481
                                                         ============        ===========        ============        ============
SHARES OUTSTANDING $.01 PAR VALUE.................        164,643,328         65,835,877         176,339,040         128,660,985
                                                         ============        ===========        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................       $      16.47        $     11.67        $       8.19        $      12.07
                                                         ============        ===========        ============        ============
Investments at Cost...............................       $  3,020,828        $   872,919        $  1,615,676        $  1,400,137
                                                         ============        ===========        ============        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                     THE               THE          THE UNITED           THE
                                                                   JAPANESE        PACIFIC RIM        KINGDOM        CONTINENTAL
                                                                    SMALL             SMALL            SMALL            SMALL
                                                                   COMPANY           COMPANY          COMPANY          COMPANY
                                                                    SERIES           SERIES           SERIES            SERIES
                                                                   --------        -----------      ----------       -----------
ASSETS:
Investments at Value.......................................      $   198,812        $131,436         $108,995        $   224,615
Collateral for Securities Loaned...........................           31,253           9,342              100             20,661
Receivables:
    Dividends, Interest and Tax Reclaims...................              701             304              275              1,334
    Investment Securities Sold.............................               --             211              623                944
Prepaid Expenses and Other Assets..........................               18              16               16                 16
                                                                 -----------        --------         --------        -----------
        Total Assets.......................................          230,784         141,309          110,009            247,570
                                                                 -----------        --------         --------        -----------
LIABILITIES:
Payables:
    Collateral on Securities Loaned........................           31,253           9,342              100             20,661
    Investment Securities Purchased........................            3,327               7               --                  2
    Fund Shares Redeemed...................................               18              10               69                114
Accrued Expenses and Other Liabilities.....................               68              62               34                 69
                                                                 -----------        --------         --------        -----------
        Total Liabilities..................................           34,666           9,421              203             20,846
                                                                 -----------        --------         --------        -----------
NET ASSETS.................................................      $   196,118        $131,888         $109,806        $   226,724
                                                                 ===========        ========         ========        ===========
SHARES OUTSTANDING $.01 PAR VALUE..........................              N/A             N/A              N/A                N/A
                                                                 ===========        ========         ========        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...              N/A             N/A              N/A                N/A
                                                                 ===========        ========         ========        ===========
Investments at Cost........................................      $   390,001        $207,652         $ 99,204        $   203,181
                                                                 ===========        ========         ========        ===========

                                                                  THE          THE EMERGING        THE DFA           THE DFA
                                                                EMERGING         MARKETS          ONE-YEAR       TWO-YEAR GLOBAL
                                                                MARKETS         SMALL CAP       FIXED INCOME       FIXED INCOME
                                                                 SERIES           SERIES           SERIES             SERIES
                                                                --------       ------------     ------------     ---------------
ASSETS:
Investments at Value......................................    $   298,845        $32,149         $   830,275       $   508,738
Cash......................................................          1,493            390                  --                --
Receivables:
    Dividends, Interest and Tax Reclaims..................            500             19              11,295            13,794
    Investment Securities Sold............................            298            222                  --               462
    Fund Shares Sold......................................             --             --                  74                93
Prepaid Expenses and Other Assets.........................             --             --                  --                15
                                                              -----------        -------         -----------       -----------
        Total Assets......................................        301,136         32,780             841,644           523,102
                                                              -----------        -------         -----------       -----------
LIABILITIES:
Payables:
    Investment Securities Purchased.......................          4,104             20                  --             4,477
    Fund Shares Redeemed..................................            117            131                  --                --
Unrealized Loss on Forward Currency Contracts.............             --             --                  --                18
Accrued Expenses and Other Liabilities....................            189             57                 138                89
                                                              -----------        -------         -----------       -----------
        Total Liabilities.................................          4,410            208                 138             4,584
                                                              -----------        -------         -----------       -----------
NET ASSETS................................................    $   296,726        $32,572         $   841,506       $   518,518
                                                              ===========        =======         ===========       ===========
SHARES OUTSTANDING $.01 PAR VALUE.........................            N/A            N/A          84,097,342        53,457,398
                                                              ===========        =======         ===========       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...................................................            N/A            N/A         $     10.01       $      9.70
                                                              ===========        =======         ===========       ===========
Investments at Cost.......................................    $   352,853        $46,250         $   831,010       $   527,461
                                                              ===========        =======         ===========       ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                     THE U.S.   THE ENHANCED  THE U.S.   THE U.S.
                                       LARGE     U.S. LARGE   LARGE CAP    4-10     THE U.S.
                                      COMPANY     COMPANY       VALUE     VALUE    6-10 VALUE
                                      SERIES       SERIES      SERIES     SERIES     SERIES
                                     ---------  ------------  ---------  --------  ----------
INVESTMENT INCOME
  Dividends........................  $  37,092          --    $  39,951  $ 13,024  $  29,612
  Interest.........................        676    $  5,530          788       890      2,653
  Income from Securities Lending...         27          --          190       183      1,850
                                     ---------    --------    ---------  --------  ---------
        Total Investment Income....     37,795       5,530       40,929    14,097     34,115
                                     ---------    --------    ---------  --------  ---------
EXPENSES
  Investment Advisory Services.....        805          51        1,737       652      5,798
  Accounting & Transfer Agent
    Fees...........................        483         104          652       104      1,086
  Custodian Fees...................        165          18          178        65        296
  Legal Fees.......................         38           1           17         7         34
  Audit Fees.......................         45           1           17        12         40
  Shareholders' Reports............         55           2           27        11         49
  Trustees' Fees and Expenses......         35           1            9         7         31
  Other............................        202          11           61         7         34
                                     ---------    --------    ---------  --------  ---------
        Total Expenses.............      1,828         189        2,698       865      7,368
                                     ---------    --------    ---------  --------  ---------
  NET INVESTMENT INCOME............     35,967       5,341       38,231    13,232     26,747
                                     ---------    --------    ---------  --------  ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENT SECURITIES
 AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold.....    (23,065)       (278)     167,552    56,003    503,483
  Net Realized Gain on Foreign
    Currency Transactions..........         --       4,430           --        --         --
  Net Realized Gain (Loss) on
    Futures........................     (1,770)      4,616           --        --         --
  Net Realized Loss on Swap
    Contracts......................         --         (23)          --        --         --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............   (166,154)     (2,489)    (153,465)  (41,244)  (330,548)
    Translation of Foreign Currency
      Denominated Amounts..........         --        (724)          --        --         --
    Futures........................       (881)    (13,558)          --        --         --
    Swap Contracts.................         --      (1,760)          --        --         --
                                     ---------    --------    ---------  --------  ---------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................   (191,870)     (9,786)      14,087    14,759    172,935
                                     ---------    --------    ---------  --------  ---------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $(155,903)   $ (4,445)   $  52,318  $ 27,991  $ 199,682
                                     =========    ========    =========  ========  =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                      THE U.S.     THE U.S.         THE        THE JAPANESE   THE PACIFIC
                                     6-10 SMALL   9-10 SMALL        DFA           SMALL        RIM SMALL
                                      COMPANY      COMPANY     INTERNATIONAL     COMPANY        COMPANY
                                       SERIES       SERIES     VALUE SERIES       SERIES        SERIES
                                     ----------   ----------   -------------   ------------   -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0, $3,280,
    $422 and $164, respectively)...  $   5,682    $  10,332      $ 36,513        $  2,392       $  6,672
  Interest.........................        889        1,896         1,335             272            208
  Income from Securities Lending...      1,249        2,612         1,300             564            214
                                     ---------    ---------      --------        --------       --------
        Total Investment Income....      7,820       14,840        39,148           3,228          7,094
                                     ---------    ---------      --------        --------       --------
EXPENSES
  Investment Advisory Services.....        219        1,618         3,237             196            162
  Accounting & Transfer Agent
    Fees...........................        273          606           814             240            199
  Custodian Fees...................         74          165           423              68             80
  Legal Fees.......................          8            9            20               2              2
  Audit Fees.......................          8           14            20               2              2
  Shareholders' Reports............          3           39            43               5              4
  Trustees' Fees and Expenses......          8           17            17               2              2
  Other............................         26           23           110              11             10
                                     ---------    ---------      --------        --------       --------
        Total Expenses.............        619        2,491         4,684             526            461
                                     ---------    ---------      --------        --------       --------
  NET INVESTMENT INCOME............      7,201       12,349        34,464           2,702          6,633
                                     ---------    ---------      --------        --------       --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENT SECURITIES
 AND FOREIGN CURRENCY
  Net Realized Gain on Investment
    Securities Sold................    120,566      297,955        51,632              75         14,211
  Net Realized Loss on Foreign
    Currency Transactions..........         --           --        (1,064)            (23)           (73)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............   (120,728)    (230,468)      (89,106)        (21,858)       (44,272)
    Translation of Foreign Currency
      Denominated Amounts..........         --           --           (57)            (41)             3
                                     ---------    ---------      --------        --------       --------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................       (162)      67,487       (38,595)        (21,847)       (30,131)
                                     ---------    ---------      --------        --------       --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $   7,039    $  79,836      $ (4,131)       $(19,145)      $(23,498)
                                     =========    =========      ========        ========       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                     THE UNITED      THE                                               THE DFA
                                      KINGDOM    CONTINENTAL     THE     THE EMERGING    THE DFA       TWO-YEAR
                                       SMALL        SMALL     EMERGING     MARKETS       ONE-YEAR    GLOBAL FIXED
                                      COMPANY      COMPANY     MARKETS    SMALL CAP    FIXED INCOME     INCOME
                                       SERIES      SERIES      SERIES       SERIES        SERIES        SERIES
                                     ----------  -----------  ---------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $432, $623, $794,
    $106, $0 and $0,
    respectively)..................   $  4,039    $  6,152    $   5,726    $    873           --            --
  Interest.........................        135         269          736         113      $50,163       $26,889
  Income from Securities Lending...          4         212           --          --           --            --
                                      --------    --------    ---------    --------      -------       -------
        Total Investment Income....      4,178       6,633        6,462         986       50,163        26,889
                                      --------    --------    ---------    --------      -------       -------
EXPENSES
  Investment Advisory Services.....        126         252          359          84          407           259
  Accounting & Transfer Agent
    Fees...........................        155         310          405          52          208           442
  Custodian Fees...................         28         105          861         131           70            58
  Legal Fees.......................          2           3            4           1           10             6
  Audit Fees.......................          2           3            8           1           12             6
  Shareholders' Reports............          4           7            6           1           19            14
  Trustees' Fees and Expenses......          1           3            4           1            9             6
  Other............................          7          14           22           4           11             5
                                      --------    --------    ---------    --------      -------       -------
        Total Expenses.............        325         697        1,669         275          746           796
                                      --------    --------    ---------    --------      -------       -------
  NET INVESTMENT INCOME............      3,853       5,936        4,793         711       49,417        26,093
                                      --------    --------    ---------    --------      -------       -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENT SECURITIES
 AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      4,590      13,048       19,808       3,648         (496)       (2,551)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................       (116)         71         (238)        (77)          --        17,150
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............    (14,675)    (11,756)    (108,190)    (14,594)       3,471        (4,498)
    Translation of Foreign Currency
      Denominated Amounts..........          3         (81)         (59)         (1)          --        (4,492)
                                      --------    --------    ---------    --------      -------       -------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................    (10,198)      1,282      (88,679)    (11,024)       2,975         5,609
                                      --------    --------    ---------    --------      -------       -------
  NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS.....................   $ (6,345)   $  7,218    $ (83,886)   $(10,313)     $52,392       $31,702
                                      ========    ========    =========    ========      =======       =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                            THE ENHANCED
                                 THE U.S. LARGE              U.S. LARGE            THE U.S. LARGE CAP           THE U.S. 4-10
                                 COMPANY SERIES            COMPANY SERIES             VALUE SERIES              VALUE SERIES
                            -------------------------   ---------------------   -------------------------   ---------------------
                               YEAR          YEAR         YEAR        YEAR         YEAR          YEAR         YEAR        YEAR
                               ENDED         ENDED        ENDED       ENDED        ENDED         ENDED        ENDED       ENDED
                             NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                               2000          1999         2000        1999         2000          1999         2000        1999
                            -----------   -----------   ---------   ---------   -----------   -----------   ---------   ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income...  $   35,967    $   28,330    $  5,341    $  3,600    $   38,231    $   33,022    $ 13,232    $  3,875
  Net Realized Gain (Loss)
    on Investment
    Securities Sold.......     (23,065)        8,219        (278)         94       167,552       310,039      56,003       9,608
  Net Realized Gain on
    Foreign Currency
    Transactions..........          --            --       4,430       3,424            --            --          --          --
  Net Realized Gain (Loss)
    on Futures............      (1,770)           --       4,616      12,772            --            --          --          --
  Net Realized Gain (Loss)
    on Swap Contracts.....          --            --         (23)      1,448            --            --          --          --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency............    (166,154)      351,120      (2,489)     (3,919)     (153,465)     (262,465)    (41,244)    (12,179)
    Translation of Foreign
      Currency Denominated
      Amounts.............          --            --        (724)        840            --            --          --          --
    Futures...............        (881)           --     (13,558)     (3,672)           --            --          --          --
    Swap Contracts........          --            --      (1,760)       (343)           --            --          --          --
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Net Increase
      (Decrease) in Net
      Assets Resulting
      from Operations.....    (155,903)      387,669      (4,445)     14,244        52,318        80,596      27,991       1,304
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
Distributions From:
  Net Investment Income...          --            --     (10,952)     (6,484)      (36,997)      (32,738)    (12,499)     (3,680)
  Net Realized Gains......          --            --     (10,644)     (6,206)     (310,296)     (135,996)     (9,818)       (979)
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Total Distributions...          --            --     (21,596)    (12,690)     (347,293)     (168,734)    (22,317)     (4,659)
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
Capital Share Transactions
  (1):
  Shares Issued...........          --            --      16,319      33,330       394,020       240,602     434,031     179,790
  Shares Issued in Lieu of
    Cash Distributions....          --            --      21,596      12,690       344,153       166,280      22,317       4,659
  Shares Redeemed.........          --            --     (24,118)     (6,925)     (495,937)     (286,569)    (20,990)         --
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Net Increase from
      Capital Share
      Transactions........          --            --      13,797      39,095       242,236       120,313     435,358     184,449
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
Transactions in Interest:
  Contributions...........     798,812     1,037,766          --          --            --            --          --          --
  Withdrawals.............    (279,159)     (207,547)         --          --            --            --          --          --
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Net Increase from
      Transactions in
      Interest............     519,653       830,219          --          --            --            --          --          --
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
    Total Increase
      (Decrease)..........     363,750     1,217,888     (12,244)     40,649       (52,739)       32,175     441,032     181,094
NET ASSETS
  Beginning of Period.....   2,775,062     1,557,174     102,171      61,522     1,788,082     1,755,907     360,336     179,242
                            ----------    ----------    --------    --------    ----------    ----------    --------    --------
  End of Period...........  $3,138,812    $2,775,062    $ 89,927    $102,171    $1,735,343    $1,788,082    $801,368    $360,336
                            ==========    ==========    ========    ========    ==========    ==========    ========    ========

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..........         N/A           N/A       1,399       2,607        26,884        12,917      49,424      18,595
   Shares Issued in Lieu
     of Cash
     Distributions........                                 1,921       1,028        24,149         9,595       2,520         521
   Shares Redeemed........                                (2,102)       (543)      (33,556)      (15,459)     (2,301)         --
                                                        --------    --------    ----------    ----------    --------    --------
                                                           1,218       3,092        17,477         7,053      49,643      19,116
                                                        ========    ========    ==========    ==========    ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                          THE U.S. 6-10          THE U.S. 6-10 SMALL       THE U.S. 9-10 SMALL
                                          VALUE SERIES             COMPANY SERIES            COMPANY SERIES
                                    -------------------------   ---------------------   -------------------------
                                       YEAR          YEAR         YEAR        YEAR         YEAR          YEAR
                                       ENDED         ENDED        ENDED       ENDED        ENDED         ENDED
                                     NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,
                                       2000          1999         2000        1999         2000          1999
                                    -----------   -----------   ---------   ---------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........  $   26,747    $   21,710    $  7,201    $  4,945    $   12,349    $   10,291
  Net Realized Gain on Investment
    Securities Sold...............     503,483       258,801     120,566      56,608       297,955       250,160
  Net Realized Loss on Foreign
    Currency Transactions.........          --            --          --          --            --            --
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency............    (330,548)      (43,040)   (120,728)     31,371      (230,468)      (14,253)
    Translation of Foreign
      Currency Denominated
      Amounts.....................          --            --          --          --            --            --
                                    ----------    ----------    --------    --------    ----------    ----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..................     199,682       237,471       7,039      92,924        79,836       246,198
                                    ----------    ----------    --------    --------    ----------    ----------
Distributions From:
  Net Investment Income...........     (26,344)      (20,939)     (6,602)     (4,995)      (12,183)      (10,142)
  Net Realized Gains..............    (258,821)     (205,075)    (58,823)    (49,223)     (250,174)     (124,444)
                                    ----------    ----------    --------    --------    ----------    ----------
    Total Distributions...........    (285,165)     (226,014)    (65,425)    (54,218)     (262,357)     (134,586)
                                    ----------    ----------    --------    --------    ----------    ----------
Capital Share Transactions (1):
  Shares Issued...................     203,769       340,725     408,007      98,295       196,406        73,568
  Shares Issued in Lieu of Cash
    Distributions.................     280,411       220,532      64,585      53,051       257,526       133,746
  Shares Redeemed.................    (380,129)     (315,975)   (232,141)   (150,769)     (150,708)     (335,527)
                                    ----------    ----------    --------    --------    ----------    ----------
    Net Increase (Decrease) from
      Capital Share
      Transactions................     104,051       245,282     240,451         577       303,224      (128,213)
                                    ----------    ----------    --------    --------    ----------    ----------
    Total Increase (Decrease).....      18,568       256,739     182,065      39,283       120,703       (16,601)
NET ASSETS
  Beginning of Period.............   2,692,473     2,435,734     586,086     546,803     1,323,023     1,339,624
                                    ----------    ----------    --------    --------    ----------    ----------
  End of Period...................  $2,711,041    $2,692,473    $768,151    $586,086    $1,443,726    $1,323,023
                                    ==========    ==========    ========    ========    ==========    ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................      11,825        20,729      31,035       8,767        21,067         8,549
   Shares Issued in Lieu of Cash
     Distributions................      17,987        14,152       5,630       5,082        31,670        16,823
   Shares Redeemed................     (22,089)      (19,083)    (18,695)    (13,717)      (14,970)      (37,978)
                                    ----------    ----------    --------    --------    ----------    ----------
                                         7,723        15,798      17,970         132        37,767       (12,606)
                                    ==========    ==========    ========    ========    ==========    ==========

                                      THE DFA INTERNATIONAL
                                          VALUE SERIES
                                    -------------------------
                                       YEAR          YEAR
                                       ENDED         ENDED
                                     NOV. 30,      NOV. 30,
                                       2000          1999
                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........  $   34,464    $   37,751
  Net Realized Gain on Investment
    Securities Sold...............      51,632       100,874
  Net Realized Loss on Foreign
    Currency Transactions.........      (1,064)         (341)
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency............     (89,106)       81,414
    Translation of Foreign
      Currency Denominated
      Amounts.....................         (57)         (368)
                                    ----------    ----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..................      (4,131)      219,330
                                    ----------    ----------
Distributions From:
  Net Investment Income...........     (33,278)      (42,454)
  Net Realized Gains..............    (100,340)       (3,807)
                                    ----------    ----------
    Total Distributions...........    (133,618)      (46,261)
                                    ----------    ----------
Capital Share Transactions (1):
  Shares Issued...................     390,621       145,300
  Shares Issued in Lieu of Cash
    Distributions.................     133,618        46,261
  Shares Redeemed.................    (493,386)     (424,502)
                                    ----------    ----------
    Net Increase (Decrease) from
      Capital Share
      Transactions................      30,853      (232,941)
                                    ----------    ----------
    Total Increase (Decrease).....    (106,896)      (59,872)
NET ASSETS
  Beginning of Period.............   1,660,377     1,720,249
                                    ----------    ----------
  End of Period...................  $1,553,481    $1,660,377
                                    ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................      31,537        11,508
   Shares Issued in Lieu of Cash
     Distributions................      10,630         3,655
   Shares Redeemed................     (39,481)      (33,103)
                                    ----------    ----------
                                         2,686       (17,940)
                                    ==========    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                     THE UNITED KINGDOM
                                     THE JAPANESE SMALL     THE PACIFIC RIM SMALL           SMALL           THE CONTINENTAL SMALL
                                       COMPANY SERIES          COMPANY SERIES          COMPANY SERIES          COMPANY SERIES
                                    ---------------------   ---------------------   ---------------------   ---------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2000        1999        2000        1999        2000        1999        2000        1999
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........  $  2,702    $  2,212    $  6,633    $  4,774    $  3,853    $  4,809    $  5,936    $  5,173
  Net Realized Gain (Loss) on
    Investment Securities Sold....        75      (3,116)     14,211     (11,610)      4,590      10,395      13,048      26,397
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..................       (23)        143         (73)      2,522        (116)        (47)         71        (286)
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency............   (21,858)     42,419     (44,272)     75,981     (14,675)     27,562     (11,756)    (49,186)
    Translation of Foreign
      Currency Denominated
      Amounts.....................       (41)        (39)          3           4           3          (8)        (81)        (77)
                                    --------    --------    --------    --------    --------    --------    --------    --------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..................   (19,145)     41,619     (23,498)     71,671      (6,345)     42,711       7,218     (17,979)
                                    --------    --------    --------    --------    --------    --------    --------    --------
Transactions in Interest
  Contributions...................    51,610      25,283       4,600      13,505      10,117      20,680      27,028      53,967
  Withdrawals.....................   (39,023)    (54,230)    (32,973)    (41,298)    (26,093)    (58,750)    (59,890)    (88,022)
                                    --------    --------    --------    --------    --------    --------    --------    --------
    Net Increase (Decrease) from
      Transactions in Interest....    12,587     (28,947)    (28,373)    (27,793)    (15,976)    (38,070)    (32,862)    (34,055)
                                    --------    --------    --------    --------    --------    --------    --------    --------
    Total Increase (Decrease).....    (6,558)     12,672     (51,871)     43,878     (22,321)      4,641     (25,644)    (52,034)
NET ASSETS
  Beginning of Period.............   202,676     190,004     183,759     139,881     132,127     127,486     252,368     304,402
                                    --------    --------    --------    --------    --------    --------    --------    --------
  End of Period...................  $196,118    $202,676    $131,888    $183,759    $109,806    $132,127    $226,724    $252,368
                                    ========    ========    ========    ========    ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                             THE EMERGING                                     THE DFA TWO-YEAR
                                 THE EMERGING MARKETS      MARKETS SMALL CAP        THE DFA ONE-YEAR        GLOBAL FIXED INCOME
                                        SERIES                  SERIES             FIXED INCOME SERIES             SERIES
                                ----------------------   ---------------------   -----------------------   ----------------------
                                   YEAR        YEAR        YEAR        YEAR         YEAR         YEAR         YEAR        YEAR
                                  ENDED        ENDED       ENDED       ENDED       ENDED        ENDED        ENDED        ENDED
                                 NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,
                                   2000        1999        2000        1999         2000         1999         2000        1999
                                ----------   ---------   ---------   ---------   ----------   ----------   ----------   ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   4,793    $  3,816    $    711     $   568    $  49,417    $  46,162    $  26,093    $ 21,142
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     19,808      (3,653)      3,648       4,798         (496)        (409)      (2,551)       (183)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       (238)       (223)        (77)        (91)          --           --       17,150      14,811
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........   (108,190)    121,183     (14,594)     11,687        3,471       (4,327)      (4,498)    (17,007)
    Translation of Foreign
      Currency Denominated
      Amounts.................        (59)          2          (1)         --           --           --       (4,492)      3,650
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........    (83,886)    121,125     (10,313)     16,962       52,392       41,426       31,702      22,413
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
Distributions From:
  Net Investment Income.......         --          --          --          --      (48,938)     (46,108)     (52,345)    (27,143)
  Net Realized Gains..........         --          --          --          --           --           --           --        (603)
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
    Total Distributions.......         --          --          --          --      (48,938)     (46,108)     (52,345)    (27,746)
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
Capital Share Transactions
  (1):
  Shares Issued...............         --          --          --          --      180,164      255,707       72,248     122,290
  Shares Issued in Lieu of
    Cash Distributions........         --          --          --          --       45,312       42,116       52,345      27,714
  Shares Redeemed.............         --          --          --          --     (208,972)    (341,586)    (116,946)    (53,999)
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
    Net Increase (Decrease)
      from Capital Share
      Transactions............         --          --          --          --       16,504      (43,763)       7,647      96,005
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
Transactions in Interest
  Contributions...............     66,776      33,845       8,006       4,993           --           --           --          --
  Withdrawals.................    (30,339)    (42,427)     (4,969)     (3,506)          --           --           --          --
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
    Net Increase (Decrease)
      from Transactions in
      Interest................     36,437      (8,582)      3,037       1,487           --           --           --          --
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
    Total Increase
      (Decrease)..............    (47,449)    112,543      (7,276)     18,449       19,958      (48,445)     (12,996)     90,672
NET ASSETS
  Beginning of Period.........    344,175     231,632      39,848      21,399      821,548      869,993      531,514     440,842
                                ---------    --------    --------     -------    ---------    ---------    ---------    --------
  End of Period...............  $ 296,726    $344,175    $ 32,572     $39,848    $ 841,506    $ 821,548    $ 518,518    $531,514
                                =========    ========    ========     =======    =========    =========    =========    ========

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............        N/A         N/A         N/A         N/A       18,114       25,564        7,303      11,937
   Shares Issued in Lieu of
     Cash Distributions.......                                                       4,567        4,261        5,349       2,728
   Shares Redeemed............                                                     (21,012)     (34,214)     (11,768)     (5,275)
                                                                                 ---------    ---------    ---------    --------
                                                                                     1,669       (4,389)         884       9,390
                                                                                 =========    =========    =========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE U.S. LARGE COMPANY SERIES
                                               --------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR             YEAR             YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
                                                 NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                   2000             1999             1998             1997             1996
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period (1).....          N/A+             N/A+             N/A+            N/A+        $  13.48
                                                ----------       ----------       ----------        --------         --------
INCOME FROM INVESTMENT OPERATIONS (1)
  Net Investment Income......................           --               --               --              --             0.15
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................           --               --               --              --             1.41
                                                ----------       ----------       ----------        --------         --------
    Total From Investment Operations.........           --               --               --              --             1.56
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income......................           --               --               --              --            (0.16)
  Net Realized Gains.........................           --               --               --              --            (0.08)
                                                ----------       ----------       ----------        --------         --------
    Total Distributions......................           --               --               --              --            (0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period (1)...........          N/A+             N/A+             N/A+            N/A+        $  14.80
===============================================================================================================================
Total Return (1).............................          N/A+             N/A+             N/A+            N/A+           11.60%#
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $3,138,812       $2,775,062       $1,557,174        $822,493         $466,441
Ratio of Expenses to Average Net Assets......         0.06%            0.06%            0.06%           0.07%            0.12%
Ratio of Net Investment Income to Average Net
  Assets.....................................         1.12%            1.27%            1.47%           1.75%            2.12%
Portfolio Turnover Rate......................            8%               4%               9%              4%              14%
-------------------------------------------------------------------------------------------------------------------------------

                                                                             THE ENHANCED U.S.
                                                                           LARGE COMPANY SERIES
                                               -----------------------------------------------------------------------------
                                                   YEAR             YEAR            YEAR            YEAR           JULY 3
                                                  ENDED            ENDED            ENDED           ENDED            TO
                                                 NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                   2000             1999            1998            1997            1996
---------------------------------------------  -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period (1).....    $  13.03         $  12.95         $ 12.56         $ 11.76         $ 10.00
                                                 --------         --------         -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS (1)
  Net Investment Income......................        1.18             1.06            0.29            0.51            0.16
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       (1.62)            1.34            2.13            2.25            1.74
                                                 --------         --------         -------         -------         -------
    Total From Investment Operations.........       (0.44)            2.40            2.42            2.76            1.90
---------------------------------------------  -----------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income......................       (1.30)           (1.02)          (0.45)          (0.54)          (0.14)
  Net Realized Gains.........................       (1.37)           (1.30)          (1.58)          (1.42)             --
                                                 --------         --------         -------         -------         -------
    Total Distributions......................       (2.67)           (2.32)          (2.03)          (1.96)          (0.14)
---------------------------------------------  -----------------------------------------------------------------------------
Net Asset Value, End of Period (1)...........    $   9.92         $  13.03         $ 12.95         $ 12.56         $ 11.76
=============================================  =============================================================================
Total Return (1).............................       (4.64)%          20.55%          24.00%          27.63%          18.95%#
---------------------------------------------  -----------------------------------------------------------------------------
Net Assets, End of Period (thousands)........    $ 89,927         $102,171         $61,522         $47,616         $29,213
Ratio of Expenses to Average Net Assets......        0.19%            0.19%           0.21%           0.25%           0.29%*
Ratio of Net Investment Income to Average Net
  Assets.....................................        5.26%            4.55%           4.42%           4.59%           4.60%*
Portfolio Turnover Rate......................          71%              82%             87%            194%            211%*
---------------------------------------------  -----------------------------------------------------------------------------

   *  Annualized
   #  Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.
 (1) For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
      June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       THE U.S. LARGE CAP VALUE SERIES
                                               -------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR             YEAR            YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
                                                 NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                   2000             1999             1998             1997            1996
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $    17.79       $    18.79       $    18.09       $    15.52       $  13.29
                                                ----------       ----------       ----------       ----------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................         0.33             0.34             0.31             0.32           0.31
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................         0.04             0.46             1.71             3.38           2.57
                                                ----------       ----------       ----------       ----------       --------
    Total From Investment Operations.........         0.37             0.80             2.02             3.70           2.88
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................        (0.32)           (0.34)           (0.32)           (0.31)         (0.31)
  Net Realized Gains.........................        (3.13)           (1.46)           (1.00)           (0.82)         (0.34)
                                                ----------       ----------       ----------       ----------       --------
    Total Distributions......................        (3.45)           (1.80)           (1.32)           (1.13)         (0.65)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............   $    14.71       $    17.79       $    18.79       $    18.09       $  15.52
==============================================================================================================================
Total Return.................................         3.06%            4.64%           11.93%           25.31%         22.48%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $1,735,343       $1,788,082       $1,755,907       $1,489,996       $987,942
Ratio of Expenses to Average Net Assets......         0.16%            0.16%            0.16%            0.18%          0.19%
Ratio of Net Investment Income to Average Net
  Assets.....................................         2.20%            1.80%            1.67%            1.96%          2.37%
Portfolio Turnover Rate......................           26%              43%              25%              18%            20%
------------------------------------------------------------------------------------------------------------------------------

                                                    THE U.S. 4-10 VALUE SERIES
                                               -------------------------------------
                                                  YEAR         YEAR        FEB. 6
                                                  ENDED        ENDED         TO
                                                NOV. 30,     NOV. 30,     NOV. 30,
                                                  2000         1999         1998
---------------------------------------------  -------------------------------------
Net Asset Value, Beginning of Period.........   $   9.03     $   8.62     $  10.00
                                                --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................       0.15         0.10         0.07
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       0.15         0.45        (1.39)
                                                --------     --------     --------
    Total From Investment Operations.........       0.30         0.55        (1.32)
---------------------------------------------  -------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................      (0.15)       (0.10)       (0.06)
  Net Realized Gains.........................      (0.23)       (0.04)          --
                                                --------     --------     --------
    Total Distributions......................      (0.38)       (0.14)       (0.06)
---------------------------------------------  -------------------------------------
Net Asset Value, End of Period...............   $   8.95     $   9.03     $   8.62
=============================================  =====================================
Total Return.................................       3.42%        6.39%      (13.26)%#
---------------------------------------------  -------------------------------------
Net Assets, End of Period (thousands)........   $801,368     $360,336     $179,242
Ratio of Expenses to Average Net Assets......       0.13%        0.14%        0.17%*
Ratio of Net Investment Income to Average Net
  Assets.....................................       2.03%        1.33%        1.95%*
Portfolio Turnover Rate......................         26%          35%          10%*
---------------------------------------------  -------------------------------------

  *  Annualized

  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       THE U.S. 6-10 VALUE SERIES
                                          -------------------------------------------------------------------------------------
                                              YEAR              YEAR              YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED             ENDED             ENDED
                                            NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                              2000              1999              1998              1997              1996
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....   $    17.16        $    17.26        $    21.10        $    16.58        $    14.02
                                           ----------        ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................         0.16              0.14              0.14              0.15              0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........         0.97              1.38             (1.92)             5.23              2.88
                                           ----------        ----------        ----------        ----------        ----------
    Total From Investment Operations....         1.13              1.52             (1.78)             5.38              3.03
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        (0.16)            (0.14)            (0.16)            (0.12)            (0.15)
  Net Realized Gains....................        (1.66)            (1.48)            (1.90)            (0.74)            (0.32)
                                           ----------        ----------        ----------        ----------        ----------
    Total Distributions.................        (1.82)            (1.62)            (2.06)            (0.86)            (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $    16.47        $    17.16        $    17.26        $    21.10        $    16.58
===============================================================================================================================
Total Return............................         7.29%             9.78%            (9.05)%           33.93%            22.14%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $2,711,041        $2,692,473        $2,435,734        $2,224,268        $1,248,213
Ratio of Expenses to Average Net
  Assets................................         0.25%             0.26%             0.26%             0.28%             0.29%
Ratio of Net Investment Income to
  Average Net Assets....................         0.92%             0.83%             0.78%             0.86%             1.11%
Portfolio Turnover Rate.................           32%               29%               23%               25%               15%
-------------------------------------------------------------------------------------------------------------------------------

                                                             THE U.S. 6-10 SMALL COMPANY SERIES
                                          ------------------------------------------------------------------------
                                             YEAR            YEAR            YEAR            YEAR         YEAR
                                             ENDED           ENDED           ENDED           ENDED        ENDED
                                           NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,     NOV. 30,
                                             2000            1999            1998            1997         1996
----------------------------------------  ------------------------------------------------------------------------
Net Asset Value, Beginning of Period....   $  12.24        $  11.46        $  13.82        $  12.56     $  11.26
                                           --------        --------        --------        --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.11            0.10            0.10            0.11         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.65            1.83           (1.28)           2.81         1.92
                                           --------        --------        --------        --------     --------
    Total From Investment Operations....       0.76            1.93           (1.18)           2.92         2.05
----------------------------------------  ------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.11)          (0.11)          (0.10)          (0.10)       (0.13)
  Net Realized Gains....................      (1.22)          (1.04)          (1.08)          (1.56)       (0.62)
                                           --------        --------        --------        --------     --------
    Total Distributions.................      (1.33)          (1.15)          (1.18)          (1.66)       (0.75)
----------------------------------------  ------------------------------------------------------------------------
Net Asset Value, End of Period..........   $  11.67        $  12.24        $  11.46        $  13.82     $  12.56
========================================  ========================================================================
Total Return............................       6.48%          18.62%          (8.98)%         26.47%       19.17%
----------------------------------------  ------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $768,151        $586,086        $546,803        $432,833     $268,401
Ratio of Expenses to Average Net
  Assets................................       0.08%           0.09%           0.09%           0.11%        0.13%
Ratio of Net Investment Income to
  Average Net Assets....................       0.99%           0.89%           0.88%           0.96%        1.05%
Portfolio Turnover Rate.................         38%             29%             29%             30%          32%
----------------------------------------  ------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       THE U.S. 9-10 SMALL COMPANY SERIES                      THE DFA INTERNATIONAL VALUE SERIES
                     --------------------------------------    ------------------------------------------------------------------
                        YEAR          YEAR          YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                       ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                        2000          1999          1998          2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............ $     9.55    $     8.86    $    10.00    $    13.18    $    11.95    $    10.90    $    11.79    $    10.55
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income..........       0.07          0.07          0.06          0.27          0.28          0.22          0.24          0.23
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....       0.46          1.52         (1.14)        (0.31)         1.29          1.13         (0.67)         1.32
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    Total From
      Investment
      Operations....       0.53          1.59         (1.08)        (0.04)         1.57          1.35         (0.43)         1.55
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........      (0.07)        (0.07)        (0.06)        (0.26)        (0.31)        (0.27)        (0.22)        (0.23)
  Net Realized
    Gains...........      (1.82)        (0.83)           --         (0.81)        (0.03)        (0.03)        (0.24)        (0.08)
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    Total
    Distributions...      (1.89)        (0.90)        (0.06)        (1.07)        (0.34)        (0.30)        (0.46)        (0.31)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period......... $     8.19    $     9.55    $     8.86    $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
=================================================================================================================================
Total Return........       5.82%        20.06%       (10.81)%       (0.51)%       13.27%        12.50%        (3.84)%       14.85%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands)....... $1,443,726    $1,323,023    $1,339,624    $1,553,481    $1,660,377    $1,720,249    $1,582,086    $1,356,852
Ratio of Expenses to
  Average Net
  Assets............       0.15%         0.16%         0.16%         0.29%         0.29%         0.29%         0.32%         0.36%
Ratio of Net
  Investment Income
  to Average Net
  Assets............       0.76%         0.76%         0.63%         2.13%         2.17%         1.90%         2.09%         2.23%
Portfolio Turnover
  Rate..............         37%           23%           26%            9%            6%           15%           23%           12%
---------------------------------------------------------------------------------------------------------------------------------

                              THE JAPANESE SMALL COMPANY SERIES
                      -------------------------------------------------
                        YEAR      YEAR      YEAR      YEAR     AUG. 9
                        ENDED     ENDED     ENDED     ENDED      TO
                      NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                        2000      1999      1998      1997      1996
--------------------  -------------------------------------------------
Net Asset Value,
  Beginning of
  Period............       N/A+      N/A+      N/A+      N/A+      N/A+
                      --------  --------  --------  --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income..........        --        --        --        --        --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....        --        --        --        --        --
                      --------  --------  --------  --------  --------
    Total From
      Investment
      Operations....        --        --        --        --        --
--------------------  -------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........        --        --        --        --        --
  Net Realized
    Gains...........        --        --        --        --        --
                      --------  --------  --------  --------  --------
    Total
    Distributions...        --        --        --        --        --
--------------------  -------------------------------------------------
Net Asset Value, End
  of Period.........       N/A+      N/A+      N/A+      N/A+      N/A+
====================  =================================================
Total Return........       N/A+      N/A+      N/A+      N/A+      N/A+
--------------------  -------------------------------------------------
Net Assets, End of
  Period
  (thousands).......  $196,118  $202,676  $190,004  $175,342  $329,682
Ratio of Expenses to
  Average Net
  Assets............      0.27%     0.28%     0.28%     0.29%     0.29%*
Ratio of Net
  Investment Income
  to Average Net
  Assets............      1.38%     1.10%     1.29%     0.93%     0.76%*
Portfolio Turnover
  Rate..............         6%        6%        8%       13%        2%*
--------------------  -------------------------------------------------

   *  Annualized
N/A+ Not applicable as The Japanese Small Company Series is organized as a Partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          THE PACIFIC RIM SMALL COMPANY SERIES
                                              -------------------------------------------------------------
                                                YEAR         YEAR         YEAR         YEAR        AUG. 9
                                                ENDED        ENDED        ENDED        ENDED         TO
                                              NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........      N/A+         N/A+         N/A+         N/A+         N/A+
                                              --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................       --           --           --           --           --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       --           --           --           --           --
                                              --------     --------     --------     --------     --------
    Total From Investment Operations.........       --           --           --           --           --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................       --           --           --           --           --
  Net Realized Gains.........................       --           --           --           --           --
                                              --------     --------     --------     --------     --------
    Total Distributions......................       --           --           --           --           --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............      N/A+         N/A+         N/A+         N/A+         N/A+
===========================================================================================================
Total Return.................................      N/A+         N/A+         N/A+         N/A+         N/A+
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........ $131,888     $183,759     $139,881     $147,795     $231,481
Ratio of Expenses to Average Net Assets......     0.29%        0.48%        0.38%        0.40%        0.45%*
Ratio of Net Investment Income to Average Net
   Assets....................................     4.10%        2.95%        4.01%        2.45%        2.50%*
Portfolio Turnover Rate......................        7%          34%          26%          24%           8%*
-----------------------------------------------------------------------------------------------------------

                                                          THE UNITED KINGDOM SMALL COMPANY SERIES
                                               -------------------------------------------------------------
                                                 YEAR         YEAR         YEAR         YEAR        AUG. 9
                                                 ENDED        ENDED        ENDED        ENDED         TO
                                               NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                 2000         1999         1998         1997         1996
---------------------------------------------  -------------------------------------------------------------
Net Asset Value, Beginning of Period.........       N/A+         N/A+         N/A+         N/A+         N/A+
                                               --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................        --           --           --           --           --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................        --           --           --           --           --
                                               --------     --------     --------     --------     --------
    Total From Investment Operations.........        --           --           --           --           --
---------------------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................        --           --           --           --           --
  Net Realized Gains.........................        --           --           --           --           --
                                               --------     --------     --------     --------     --------
    Total Distributions......................        --           --           --           --           --
---------------------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period...............       N/A+         N/A+         N/A+         N/A+         N/A+
=============================================  =============================================================
Total Return.................................       N/A+         N/A+         N/A+         N/A+         N/A+
---------------------------------------------  -------------------------------------------------------------
Net Assets, End of Period (thousands)........  $109,806     $132,127     $127,485     $171,851     $182,625
Ratio of Expenses to Average Net Assets......      0.26%        0.26%        0.26%        0.25%        0.29%*
Ratio of Net Investment Income to Average Net
   Assets....................................      3.06%        3.55%        3.66%        2.86%        2.94%*
Portfolio Turnover Rate......................        11%           5%          11%           4%           5%*
---------------------------------------------  -------------------------------------------------------------

                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                               ----------------------------------------------------------
                                                 YEAR         YEAR         YEAR         YEAR     AUG. 9
                                                 ENDED        ENDED        ENDED        ENDED      TO
                                               NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,  NOV. 30,
                                                 2000         1999         1998         1997      1996
---------------------------------------------  ----------------------------------------------------------
Net Asset Value, Beginning of Period.........       N/A+         N/A+         N/A+         N/A+      N/A+
                                               --------     --------     --------     --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................        --           --           --           --        --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................        --           --           --           --        --
                                               --------     --------     --------     --------  --------
    Total From Investment Operations.........        --           --           --           --        --
---------------------------------------------  ----------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................        --           --           --           --        --
  Net Realized Gains.........................        --           --           --           --        --
                                               --------     --------     --------     --------  --------
    Total Distributions......................        --           --           --           --        --
---------------------------------------------  ----------------------------------------------------------
Net Asset Value, End of Period...............       N/A+         N/A+         N/A+         N/A+      N/A+
=============================================  ==========================================================
Total Return.................................       N/A+         N/A+         N/A+         N/A+      N/A+
---------------------------------------------  ----------------------------------------------------------
Net Assets, End of Period (thousands)........  $226,724     $252,368     $304,402     $323,610  $335,882
Ratio of Expenses to Average Net Assets......      0.28%        0.27%        0.27%        0.29%     0.31%*
Ratio of Net Investment Income to Average Net
   Assets....................................      2.36%        1.92%        1.76%        1.84%     0.27%*
Portfolio Turnover Rate......................         9%          11%           1%           3%        7%*
---------------------------------------------  ----------------------------------------------------------

   *  Annualized
N/A+  Not applicable as The Pacific Rim Small Company Series, The
      United Kingdom Small Company Series and The Continental
      Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             THE EMERGING MARKETS SERIES
                                    ------------------------------------------------------------------------------
                                        YEAR             YEAR             YEAR            YEAR            YEAR
                                       ENDED            ENDED            ENDED            ENDED           ENDED
                                      NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,
                                        2000             1999             1998            1997            1996
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................         N/A+             N/A+             N/A+            N/A+            N/A+
                                      --------         --------         --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........          --               --               --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....          --               --               --              --              --
                                      --------         --------         --------        --------        --------
    Total From Investment
      Operations..................          --               --               --              --              --
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........          --               --               --              --              --
  Net Realized Gains..............          --               --               --              --              --
                                      --------         --------         --------        --------        --------
    Total Distributions...........          --               --               --              --              --
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....         N/A+             N/A+             N/A+            N/A+            N/A+
==================================================================================================================
Total Return......................         N/A+             N/A+             N/A+            N/A+            N/A+
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................    $296,726         $344,175         $231,632        $220,941        $162,075
Ratio of Expenses to Average Net
  Assets..........................        0.46%            0.46%            0.53%           0.54%           0.66%
Ratio of Net Investment Income to
  Average Net Assets..............        1.33%            1.34%            1.66%           1.63%           1.63%
Portfolio Turnover Rate...........          12%              16%              10%              1%              0%
------------------------------------------------------------------------------------------------------------------

                                                THE EMERGING MARKETS SMALL CAP SERIES
                                    -------------------------------------------------------------
                                       YEAR            YEAR            YEAR         DEC. 2, 1996
                                       ENDED           ENDED           ENDED             TO
                                     NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,
                                       2000            1999            1998             1997
----------------------------------  -------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................        N/A+            N/A+            N/A+             N/A+
                                      -------         -------         -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........         --              --              --               --
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....         --              --              --               --
                                      -------         -------         -------          -------
    Total From Investment
      Operations..................         --              --              --               --
----------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........         --              --              --               --
  Net Realized Gains..............         --              --              --               --
                                      -------         -------         -------          -------
    Total Distributions...........         --              --              --               --
----------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period....        N/A+            N/A+            N/A+             N/A+
==================================  =============================================================
Total Return......................        N/A+            N/A+            N/A+             N/A+
----------------------------------  -------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................    $32,572         $39,848         $21,399          $19,449
Ratio of Expenses to Average Net
  Assets..........................       0.66%           0.68%           0.88%            0.90%*
Ratio of Net Investment Income to
  Average Net Assets..............       1.69%           1.82%           2.32%            1.90%*
Portfolio Turnover Rate...........         20%             24%             13%               3%*
----------------------------------  -------------------------------------------------------------

   *  Annualized
N/A+  Not applicable as The Emerging Markets Series and The
      Emerging Markets Small Cap Series are organized as a partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE DFA ONE-YEAR FIXED INCOME SERIES
                                               ------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR            YEAR            YEAR
                                                  ENDED            ENDED            ENDED            ENDED           ENDED
                                                 NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,
                                                   2000             1999             1998            1997            1996
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........    $   9.97         $  10.02         $  10.01        $  10.03        $  10.00
                                                 --------         --------         --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................        0.60             0.52             0.56            0.59            0.56
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................        0.04            (0.05)            0.02           (0.02)           0.03
                                                 --------         --------         --------        --------        --------
    Total From Investment Operations.........        0.64             0.47             0.58            0.57            0.59
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................       (0.60)           (0.52)           (0.57)          (0.59)          (0.56)
  Net Realized Gains.........................          --               --               --              --              --
                                                 --------         --------         --------        --------        --------
    Total Distributions......................       (0.60)           (0.52)           (0.57)          (0.59)          (0.56)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............    $  10.01         $   9.97         $  10.02        $  10.01        $  10.03
=============================================================================================================================
Total Return.................................        6.63%            4.83%            5.92%           5.83%           6.10%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........    $841,506         $821,548         $869,993        $782,236        $859,293
Ratio of Expenses to Average Net Assets......        0.09%            0.09%            0.09%           0.10%           0.09%
Ratio of Net Investment Income to Average Net
  Assets.....................................        6.07%            5.19%            5.61%           5.85%           5.62%
Portfolio Turnover Rate......................          35%              58%              24%             83%             96%
-----------------------------------------------------------------------------------------------------------------------------

                                                               THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                               ---------------------------------------------------------------------------
                                                  YEAR            YEAR            YEAR            YEAR            FEB 9
                                                  ENDED           ENDED           ENDED           ENDED            TO
                                                NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                  2000            1999            1998            1997            1996
---------------------------------------------  ---------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $  10.11        $  10.21        $  10.22        $  10.34        $  10.00
                                                --------        --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................       0.84            0.45            0.44            0.48            0.34
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................      (0.23)           0.03            0.19            0.12            0.25
                                                --------        --------        --------        --------        --------
    Total From Investment Operations.........       0.61            0.48            0.63            0.60            0.59
---------------------------------------------  ---------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................      (1.02)          (0.57)          (0.62)          (0.71)          (0.25)
  Net Realized Gains.........................         --           (0.01)          (0.02)          (0.01)             --
                                                --------        --------        --------        --------        --------
    Total Distributions......................      (1.02)          (0.58)          (0.64)          (0.72)          (0.25)
---------------------------------------------  ---------------------------------------------------------------------------
Net Asset Value, End of Period...............   $   9.70        $  10.11        $  10.21        $  10.22        $  10.34
=============================================  ===========================================================================
Total Return.................................       6.30%           4.84%           6.48%           5.96%           6.01%#
---------------------------------------------  ---------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $518,518        $531,514        $440,842        $418,907        $319,272
Ratio of Expenses to Average Net Assets......       0.15%           0.15%           0.16%           0.18%           0.20%*
Ratio of Net Investment Income to Average Net
  Assets.....................................       5.03%           4.45%           4.28%           4.64%           4.51%*
Portfolio Turnover Rate......................         73%             78%            113%            119%             87%*
---------------------------------------------  ---------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2000, the Trust consisted of twenty-four investment portfolios, of which sixteen are included in this report (collectively, the "Series"), four are presented in separate reports, and four have not yet commenced operations:

The U.S. Large Company Series                       The DFA International Value Series
The Enhanced U.S. Large Company Series              The Japanese Small Company Series
The U.S. Large Cap Value Series                     The Pacific Rim Small Company Series
The U.S. 4-10 Value Series                          The United Kingdom Small Company Series
The U.S. 6-10 Value Series                          The Continental Small Company Series
The U.S. 6-10 Small Company Series                  The Emerging Markets Series
The U.S. 9-10 Small Company Series                  The Emerging Markets Small Cap Series
(the "Domestic Equity Portfolios")                  (the "International Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global

Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The Enhanced U.S. Large Company Series......................       .05 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The U.S. 4-10 Value Series..................................       .10 of 1%
The U.S. 6-10 Value Series..................................       .20 of 1%
The U.S. 6-10 Small Company Series..........................       .03 of 1%
The U.S. 9-10 Small Company Series..........................       .10 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%
The Emerging Markets Series.................................       .10 of 1%
The Emerging Markets Small Cap Series.......................       .20 of 1%
The DFA One-Year Fixed Income Series........................       .05 of 1%
The DFA Two-Year Global Fixed Income Series.................       .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities, other than U.S. Government Securities (amounts in thousands):

                                                                   OTHER INVESTMENT
                                                                      SECURITIES
                                                                -----------------------
                                                                PURCHASES      SALES
                                                                ---------   -----------
The U.S. Large Company Series...............................    $740,961    $  239,247
The Enhanced U.S. Large Company Series......................      63,544        51,730
The U.S. Large Cap Value Series.............................     448,518       576,590
The U.S. 4-10 Value Series..................................     586,866       166,894
The U.S. 6-10 Value Series..................................     908,884     1,074,474
The U.S. 6-10 Small Company Series..........................     450,454       269,725
The U.S. 9-10 Small Company Series..........................     617,521       586,766
The DFA International Value Series..........................     142,885       207,532
The Japanese Small Company Series...........................      22,513         9,338
The Pacific Rim Small Company Series........................      10,450        28,840
The United Kingdom Small Company Series.....................      12,878        23,615
The Continental Small Company Series........................      22,476        47,435
The Emerging Markets Series.................................      76,143        40,446
The Emerging Markets Small Cap Series.......................      10,558         8,141
The DFA One-Year Fixed Income Series........................     245,122       249,828
The DFA Two-Year Global Fixed Income Series.................     365,627       392,069

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Series..............................      $975,186           ($266,398)     $ 708,788
The Enhanced U.S. Large Company Series.....................            --              (4,169)        (4,169)
The U.S. Large Cap Value Series............................       241,679            (326,153)       (84,474)
The U.S. 4-10 Value Series.................................       119,612            (190,603)       (70,991)
The U.S. 6-10 Value Series.................................       565,275            (872,491)      (307,216)
The U.S. 6-10 Small Company Series.........................       141,737            (250,854)      (109,117)
The U.S. 9-10 Small Company Series.........................       364,956            (535,816)      (170,860)
The DFA International Value Series.........................       359,373            (224,556)       134,817
The Japanese Small Company Series..........................        12,201            (206,285)      (194,084)
The Pacific Rim Small Company Series.......................        12,679             (89,474)       (76,795)
The United Kingdom Small Company Series....................        40,553             (30,766)         9,787
The Continental Small Company Series.......................        88,148             (66,729)        21,419
The Emerging Markets Series................................        55,107            (113,438)       (58,331)
The Emerging Markets Small Cap Series......................         5,388             (19,495)       (14,107)
The DFA One-Year Fixed Income Series.......................           578              (1,313)          (735)
The DFA Two-Year Global Fixed Income Series................            --             (18,723)       (18,723)

At November 30, 2000, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                           EXPIRES ON NOVEMBER 30,
                                            -------------------------------------------------------------------------------------
                                              2002       2003       2004       2005       2006       2007       2008      TOTAL
                                            --------   --------   --------   --------   --------   --------   --------   --------
The Enhanced U.S. Large Company Series....     --         --          --        --         --          --      $9,278     $9,278
The DFA One-Year Fixed Income Series......    $23         --        $301        --         --        $409         496      1,229
The Two-Year Global Fixed Income Series...     --         --          --        --         --         183       2,551      2,734

F. COMPONENTS OF NET ASSETS:

    At November 30, 2000 net assets consisted of (amounts in thousands):

                                                                                               UNREALIZED
                                                                                              APPRECIATION
                                                                                            (DEPRECIATION) OF
                                                                           UNDISTRIBUTED      FUTURES, SWAP
                                                                            NET REALIZED       CONTRACTS,        UNREALIZED
                                           UNDISTRIBUTED   UNDISTRIBUTED      FOREIGN          INVESTMENT        NET FOREIGN
                               PAID-IN     NET INVESTMENT   NET REALIZED      EXCHANGE       SECURITIES AND       EXCHANGE
                               CAPITAL     INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)     FOREIGN CURRENCY     GAIN (LOSS)
                            -------------  --------------  --------------  --------------  -------------------  -------------
The Enhanced U.S. Large
 Company Series...........  $    105,188    $    (6,015)   $       3,754   $       4,430      $    (17,436)     $          6
The U.S. Large Cap Value
 Series...................     1,649,870          2,489          167,288              --           (84,304)               --
The U.S. 4-10 Value
 Series...................       815,286          1,151           55,785              --           (70,854)               --
The U.S. 6-10 Value
 Series...................     2,512,749          2,219          503,215              --          (307,142)               --
The U.S. 6-10 Small
 Company Series...........       756,953            820          117,070              --          (106,692)               --
The U.S. 9-10 Small
 Company Series...........     1,315,423            650          297,917              --          (170,264)               --
The DFA International
 Value Series.............     1,364,285          2,917           49,820          (1,064)          137,808              (285)
The DFA One-Year Fixed
 Income Series............       839,178          4,300           (1,237)             --              (735)               --
The DFA Two-Year Global
 Fixed Income Series......       539,203        (16,157)          (2,765)         17,150           (18,723)             (190)


                                             NUMBER OF
                              TOTAL NET       SHARES
                               ASSETS       AUTHORIZED
                            -------------  -------------
The Enhanced U.S. Large
 Company Series...........  $     89,927      Unlimited
The U.S. Large Cap Value
 Series...................     1,735,343      Unlimited
The U.S. 4-10 Value
 Series...................       801,368      Unlimited
The U.S. 6-10 Value
 Series...................     2,711,041      Unlimited
The U.S. 6-10 Small
 Company Series...........       768,151      Unlimited
The U.S. 9-10 Small
 Company Series...........     1,443,726      Unlimited
The DFA International
 Value Series.............     1,553,481      Unlimited
The DFA One-Year Fixed
 Income Series............       841,506      Unlimited
The DFA Two-Year Global
 Fixed Income Series......       518,518      Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2000, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain
(loss) is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                             UNREALIZED
                                                                                              FOREIGN
                                                                               VALUE AT       EXCHANGE
     EXPIRATION                                                 CONTRACT     NOVEMBER 30,       GAIN
        DATE                       CURRENCY SOLD                 AMOUNT          2000          (LOSS)
---------------------   ------------------------------------  ------------   -------------   ----------
             12/05/00   73,245,749    Swedish Krona           $ 7,379,722     $ 7,306,462     $ 73,260
             12/27/00    7,391,194    Canadian Dollar           4,797,670       4,812,477      (14,807)
             01/05/01   36,023,646    European Currency Unit   31,391,005      31,413,140      (22,135)
                                                              -----------     -----------     --------
                                                              $43,568,397     $43,532,079     $ 36,318
                                                              ===========     ===========     ========

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                               UNREALIZED
                                                                                 VALUE AT        FOREIGN
     EXPIRATION                                                  CONTRACT      NOVEMBER 30,     EXCHANGE
        DATE                        CURRENCY SOLD                 AMOUNT           2000        GAIN (LOSS)
---------------------   -------------------------------------  -------------   -------------   -----------
             12/05/00   273,248,360    Swedish Krona           $ 27,452,622    $ 27,257,266     $ 195,356
             12/27/00    39,511,621    Canadian Dollar           25,647,237      25,726,392       (79,155)
             01/05/01   217,940,295    European Currency Unit   189,913,174     190,047,084      (133,910)
                                                               ------------    ------------     ---------
                                                               $243,013,033    $243,030,742     $ (17,709)
                                                               ============    ============     =========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

    4. FUTURES CONTRACTS. During the year ended November 30, 2000, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2000, Large Company had outstanding 83 long futures contracts on the S&P 500 Index, all of which expire on December 15, 2000. The value of such contracts on November 30, 2000 was $27,421,125, which resulted in an unrealized loss of $881,500.

    At November 30, 2000, Enhanced had outstanding 226 long futures contracts on the S&P 500 Index, all of which expire on June 16, 2001. The value of such contracts on November 30, 2000 was $74,664,750, which resulted in an unrealized loss of $11,008,072.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS - Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At November 30, 2000, Enhanced had an outstanding equity index swap with Morgan Stanley dated August 15, 2000 (which represents approximately 17% of the net assets of Enhanced), terminating on February 15, 2001. The notional value of the swap was $17,569,442, and Enhanced had recorded net unrealized depreciation of $2,258,761, all of which Enhanced owed to Morgan Stanley. Payments made by Enhanced are based on the London Interbank

Offered Rate (LIBOR) plus 0.25% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counterparty.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line were as follows:

                                          WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                           AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                        INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                        -------------   ------------   -----------   --------   ---------------
The U.S. Large Company Series.........      6.58%        $6,316,447        47        $54,233      $22,594,000
The U.S. Large Cap Value Series.......      6.52%         8,160,881        31         45,827       49,168,000
The U.S. 4-10 Value Series............      7.07%         1,891,333         3          1,115        2,424,000
The U.S. 6-10 Small Company Series....      6.73%         5,084,000        21         19,966       10,221,000
The U.S. 9-10 Small Company Series....      6.34%         4,736,000         5          4,169       13,673,000
The DFA International Value Series....      7.47%         6,797,000        18         25,362       99,000,000

The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the International Equity Portfolios (excluding the Emerging Markets Series and the Emerging Markets Small Cap Series) and the DFA Two-Year Global Fixed Income Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

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
I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities which were collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 2000, was as follows:

                                                                           VALUE OF
                                                    MARKET VALUE OF     COLLATERAL AND        COLLATERAL ON
                                                   SECURITIES ON LOAN   INDEMNIFICATION   REPURCHASE AGREEMENTS
                                                   ------------------   ---------------   ---------------------
DOMESTIC EQUITY PORTFOLIOS
The U.S. Large Company Series....................     $ 9,866,550          $10,481,611         $10,763,504
The U.S. Large Cap Value Series..................      12,393,283           15,533,600          15,951,362
The U.S. 4-10 Value Series.......................      12,974,789           17,279,460          17,744,175
The U.S. 6-10 Value Series.......................      29,854,888           46,374,247          47,621,440
The U.S. 6-10 Small Company Series...............      31,310,397           40,038,876          41,115,685
The U.S. 9-10 Small Company Series...............      34,043,850           54,179,189          55,636,290
INTERNATIONAL EQUITY PORTFOLIOS
The DFA International Value Series...............      75,523,556           80,105,108          84,942,324
The Japanese Small Company Series................      29,132,785           31,252,819          33,100,441
The Pacific Rim Small Company Series.............       7,070,851            9,341,971           8,911,511
The United Kingdom Small Company Series..........          73,361              100,000             103,623
The Continental Small Company Series.............      19,710,861           20,661,148          21,262,896

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Fort Lauderdale, Florida
January 12, 2001

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